UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2016

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2016

CLASSIC PROFUNDS

	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS

UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS

Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPSX
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS

Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS

Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS

U.S. Government Plus	GVPIX	GVPSX
Rising Rates Opportunity 10	RTPIX	RTPSX
Rising Rates Opportunity	RRPIX	RRPSX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

Table of Contents

i	Message from the Chairman
1	Management Discussion of Fund Performance
67	Expense Examples

Schedules of Portfolio Investments
74	Bull ProFund
76	Mid-Cap ProFund
82	Small-Cap ProFund
85	NASDAQ-100 ProFund
88	Large-Cap Value ProFund
93	Large-Cap Growth ProFund
98	Mid-Cap Value ProFund
103	Mid-Cap Growth ProFund
107	Small-Cap Value ProFund
114	Small-Cap Growth ProFund
119	Europe 30 ProFund
120	UltraBull ProFund
122	UltraMid-Cap ProFund
128	UltraSmall-Cap ProFund
131	UltraDow 30 ProFund
133	UltraNASDAQ-100 ProFund
136	UltraInternational ProFund
137	UltraEmerging Markets ProFund
139	UltraLatin America ProFund
141	UltraChina ProFund
143	UltraJapan ProFund
144	Bear ProFund
145	Short Small-Cap ProFund
146	Short NASDAQ-100 ProFund
147	UltraBear ProFund
148	UltraShort Mid-Cap ProFund
149	UltraShort Small-Cap ProFund
150	UltraShort Dow 30 ProFund
151	UltraShort NASDAQ-100 ProFund
152	UltraShort International ProFund
153	UltraShort Emerging Markets ProFund
154	UltraShort Latin America ProFund
155	UltraShort China ProFund
156	UltraShort Japan ProFund
157	Banks UltraSector ProFund
159	Basic Materials UltraSector ProFund
161	Biotechnology UltraSector ProFund
163	Consumer Goods UltraSector ProFund
165	Consumer Services UltraSector ProFund
168	Financials UltraSector ProFund
173	Health Care UltraSector ProFund
176	Industrials UltraSector ProFund
180	Internet UltraSector ProFund
182	Mobile Telecommunications UltraSector ProFund
183	Oil & Gas UltraSector ProFund
185	Oil Equipment, Services & Distribution UltraSector ProFund
187	Pharmaceuticals UltraSector ProFund
188	Precious Metals UltraSector ProFund
189	Real Estate UltraSector ProFund
192	Semiconductor UltraSector ProFund
194	Technology UltraSector ProFund
197	Telecommunications UltraSector ProFund
198	Utilities UltraSector ProFund
200	Short Oil & Gas ProFund
201	Short Precious Metals ProFund
202	Short Real Estate ProFund
203	U.S. Government Plus ProFund
204	Rising Rates Opportunity 10 ProFund
205	Rising Rates Opportunity ProFund
206	Rising U.S. Dollar ProFund
208	Falling U.S. Dollar ProFund
211	Statements of Assets and Liabilities
225	Statements of Operations
239	Statements of Changes in Net Assets
265	Financial Highlights
297	Notes to Financial Statements
330	Report of Independent Registered Public Accounting Firm
331	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds Annual Report for the 12 months ending July 31, 2016.

Stock Markets Volatile

Stock markets around the world suffered three significant declines and various bouts of volatility during the 12-month period, each event followed by strong rebounds. Fears about slowing growth in China, an increase in U.S. interest rates and continued weakness in the oil sector sent shares tumbling in August 2015 and again in early 2016. Then, the British vote in favor of exiting the European Union (Brexit) sent markets down again in late June.

Despite all this, U.S. stock markets posted modestly positive results for the period, though riskier small-cap stocks were flat. The S&P 500® and the Dow® were up 5.6% and 7.0%, respectively, while the S&P MidCap 400® was up 5.5% and the Russell 2000® Index returned 0.0%. U.S. economic growth has been uneven, with stronger consumer spending and a healthier housing market offset by weakness in the corporate sector, partly a result of the strong U.S. dollar and the depressed energy sector.

Seven of 10 Dow Jones U.S. Industry Indices gained during the 12-month period. Telecommunications and utilities led the pack, up 25.4% and 24.0%, respectively. Oil and gas, financials and health care declined 0.3%, 1.6% and 1.9%, respectively.

Outside the United States, most stock markets declined, but there were notable exceptions in the emerging markets. The MSCI EAFE Index, which tracks developed markets outside North America, fell 7.5%. The MSCI Europe Index was off 10.3%, as European companies struggled to recover from the sell-off at the beginning of the year, partly a consequence of Europe’s handling of the migrant crisis and the result of the Brexit vote. The Nikkei declined 1.0% in dollar terms, as the Japanese yen’s significant appreciation against the U.S. dollar hurt Japanese corporate profits and stock prices. Emerging markets, while rebounding from the low in January, were challenged by continued economic and political woes and low commodity prices. The BNY Mellon Emerging Markets 50 ADR Index rose a modest 3.1%, and the BNY Mellon Latin America 35 ADR Index was up 3.5%. The BNY China Select ADR Index lost 6.7% in U.S. dollar terms, with China’s loss exacerbated by a sharp depreciation in the yuan.

Bond Markets Strong

Bond markets had robust results for the 12-month period, with the Barclays U.S. Aggregate Bond Index up 5.9%. Treasurys posted very strong returns, with the Ryan Labs Treasury 10 Year and 30 Year Indexes up 8.3% and 19.3%, respectively. Credit markets were more mixed. The Markit iBoxx $ Liquid Investment Grade Index gained a healthy 10.6%, but the Markit iBoxx $ Liquid High Yield Index rose just 4.0%.

Significant Sector Flows

ProFunds is a leading provider of classic indexed, geared (leveraged and inverse) and sector-based funds designed to help investors adapt to the market’s ups and downs. With a multitude of concerns affecting global markets over the past 12 months, there were significant flows in a number of sector funds. In particular, the Telecommunications UltraSector ProFund saw assets increase from $2.1 to $111.0 million and Utilities UltraSector ProFund saw assets grow from $8.5 to $71.3 million during the period. Whatever your view on these and other markets, our expansive lineup of funds provides strategies to help manage risk and potentially enhance returns. Thank you for investing in ProFunds. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

i

This Page Intentionally Left Blank

Management Discussion of Fund Performance

2 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each, a “Fund” and, collectively, the “Funds”), except for the Classic ProFunds and Falling U.S. Dollar ProFund, seeks daily investment results, before fees and expenses, that correspond to the daily performance of a benchmark, such as the daily performance of an index or security, or a multiple, the inverse, or an inverse multiple of the daily performance of an underlying index or security (each such index or security, a “benchmark”).

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark both on a single day and over time (each, a “Matching Fund” and, collectively, the “Matching Funds”).

All other ProFunds are “geared” funds (each, a “Geared Fund” and, collectively, the “Geared Funds”). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. This means such Funds seek investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of such a Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the Fund’s stated leveraged, inverse, or inverse leveraged multiple times the return of the Fund’s benchmark for that period. During periods of higher market volatility, the volatility of a Fund’s benchmark may affect the Fund’s return as much as or more than the return of the benchmark.

ProFund Advisors LLC (“PFA”), the Funds’ investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to approximate the daily performance of its benchmark.

PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company. In addition, PFA does not conduct conventional research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of the Funds.

The Funds (other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (“derivatives”). Funds using these techniques are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund’s ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 2016(1):

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives held by the Funds, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned by the Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by the Funds and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors; and in the case of the Geared Funds, the volatility of the Fund’s benchmark (and its impact on compounding).

•                  Benchmark Performance: The performance of each Fund’s benchmark and, in turn, the factors and market conditions affecting that benchmark are principal factors driving Fund performance.(2)

•                  Compounding of Daily Returns and Volatility: Each Geared Fund seeks to provide a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -1.25x or 2x) of its benchmark return for a single day only. For longer periods, performance may be greater than or less than the one-day multiple times the benchmark return. This is due to the effects of compounding, which exists in all investments, but has a more significant impact on geared funds. In general, during periods of higher benchmark volatility, compounding will cause Fund performance for periods longer than a single day to be more or less than the multiple of the return of the benchmark. This effect becomes more pronounced as volatility increases. Conversely, in periods of lower benchmark volatility (particularly when combined with higher benchmark returns), Fund returns over longer periods can be higher than the multiple of the return of the benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives;

(1)         Past performance is not a guarantee of future results.

(2)         Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund’s benchmark index.

Management Discussion of Fund Performance (unaudited) :: 3

c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark’s volatility; and f) the benchmark’s performance. Longer holding periods, higher benchmark volatility, inverse exposure and/or greater leverage each exacerbates the impact of compounding on a Fund’s performance. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Fund’s return as much as or more than the return of its benchmark.

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2016 was 17.1%, which was higher than the prior year’s volatility of 12.2%. The volatility of each Geared Fund benchmark is shown below:

Underlying Benchmark	One Year Benchmark Volatility
Dow Jones Precious Metals Index	50.5%
Dow Jones U.S. Oil Equipment, Services and Distribution Index	33.9%
BONY Mellon Latin America 35 ADR Index	33.5%
Nikkei 225 Stock Average	29.8%
Dow Jones U.S. Oil & Gas Index	29.1%
Dow Jones U.S. Biotechnology Index	28.7%
Dow Jones U.S. Banks Index	27.0%
Dow Jones U.S. Mobile Telecommunications Index	26.6%
BNY Mellon China Select ADR Index	26.6%
Dow Jones U.S. Semiconductors Index	24.2%
BNY Mellon Emerging Markets 50 ADR Index	24.1%
ProFunds Europe 30 Index®	23.4%
Dow Jones Internet Composite Index	23.4%
Dow Jones U.S. Basic Materials Index	22.8%
Dow Jones U.S. Technology Index	20.6%
Dow Jones U.S. Financials Index	20.2%
NASDAQ-100® Index	20.2%
Russell 2000® Index	20.2%
Dow Jones U.S. Health Care Index	20.0%
S&P SmallCap 600 Value Index	19.4%
S&P SmallCap 600 Growth Index	19.2%
S&P MidCap 400 Value Index	19.0%
MSCI EAFE Index®	18.7%
Dow Jones U.S. Pharmaceuticals Index	18.4%
S&P MidCap 400	18.0%
Dow Jones U.S. Industrials Index	17.9%
S&P MidCap 400 Growth Index	17.7%
S&P 500 Value Index	17.4%
S&P 500 Growth Index	17.3%
Dow Jones U.S. Real Estate Index	17.1%
S&P 500®	17.1%
Dow Jones U.S. Consumer Services Index	16.9%
Dow Jones Industrial Average	16.5%
Dow Jones U.S. Utilities Index	15.7%
Dow Jones U.S. Telecommunications Index	15.3%
Dow Jones U.S. Consumer Goods Index	15.1%
Ryan Labs 30 Year Treasury Index	14.6%
U.S. Dollar Index	8.4%
Ryan Labs 10 Year Treasury Index	6.4%

•                  Financing Rates Associated with Swap Agreements and Forward Contracts: The performance of Funds that use swap agreements and forward contracts was impacted by financing costs associated with the derivatives. Financing rates are negotiated between the Funds and the counterparties, and are typically set at the one-week/one-month London Interbank Offered Rate (“LIBOR”) plus or minus a negotiated spread. The one-week LIBOR increased from 0.15% to 0.45% during the fiscal year. The one-month LIBOR also increased during the fiscal year from 0.19% to 0.50%. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, LIBOR adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•                  Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged exposure was positively impacted by capturing the dividend or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•                  Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may

4 :: Management Discussion of Fund Performance (unaudited)

generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund’s portfolio to maintain exposure consistent with its investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds’ expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark’s return, that seek to return an inverse or inverse multiple of its benchmark’s return, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•                  Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds (“ETFs”) that are designed to track the performance of the Fund’s benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund’s benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund’s benchmark.

Management Discussion of Fund Performance :: Bull ProFund :: 5

Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 3.61%. For the same period, the Index had a total return of 5.61%(1) and a volatility of 17.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	3.61%	11.19%	5.79%
Service	2.60%	10.08%	4.73%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Futures Contracts	15%
Swap Agreements	40%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.4%
Alphabet, Inc.	1.1%
Microsoft Corp.	1.1%
Exxon Mobil Corp.	0.9%
Johnson & Johnson	0.8%

S&P 500 – Composition

% of Index
Information Technology	21%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	10%
Industrials	10%
Energy	7%
Utilities	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

6 :: Mid-Cap ProFund :: Management Discussion of Fund Performance

Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 3.64%. For the same period, the Index had a total return of 5.53%(1) and a volatility of 18.04%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	3.64%	10.23%	7.06%
Service	2.57%	9.13%	5.99%
S&P MidCap 400	5.53%	12.28%	9.33%

Expense Ratios**

Fund	Gross	Net
Investor	1.42%	1.42%
Service	2.42%	2.42%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	40%
Futures Contracts	4%
Swap Agreements	56%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.3%
Mettler-Toledo International, Inc.	0.3%
Duke Realty Corp.	0.3%
Ingredion, Inc.	0.3%
ResMed, Inc.	0.3%

S&P MidCap 400 – Composition

% of Index
Financials	27%
Information Technology	17%
Industrials	14%
Consumer Discretionary	12%
Health Care	9%
Materials	7%
Utilities	6%
Consumer Staples	5%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap ProFund :: 7

Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -1.05%. For the same period, the Index had a total return of 0.00%(1) and a volatility of 20.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-1.05%	8.76%	5.46%
Service	-2.02%	7.70%	4.41%
Russell 2000 Index	0.00%	10.43%	7.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	34%
Futures Contracts	10%
Swap Agreements	56%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsemi Corp.	0.1%
Advanced Micro Devices, Inc.	0.1%
Gramercy Property Trust, Inc.	0.1%
Fair Isaac Corp.	0.1%
IDACORP, Inc.	0.1%

Russell 2000 Index – Composition

% of Index
Financials	24%
Information Technology	18%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: NASDAQ-100 ProFund :: Management Discussion of Fund Performance

NASDAQ-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 2.30%. For the same period, the Index had a total return of 4.41%(1) and a volatility of 20.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	2.30%	13.89%	11.05%
Service	1.27%	12.74%	9.93%
NASDAQ-100 Index	4.41%	16.37%	13.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	14%
Swap Agreements	43%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.5%
Alphabet, Inc.	3.9%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.8%
Facebook, Inc.	2.3%

NASDAQ-100 Index – Composition

% of Index
Information Technology	56%
Consumer Discretionary	21%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Large-Cap Value ProFund :: 9

Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 4.11%. For the same period, the Index had a total return of 5.79%(1) and a volatility of 17.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	4.11%	10.58%	3.93%
Service	3.06%	9.48%	2.89%
S&P 500 Value Index	5.79%	12.59%	5.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.9%
Berkshire Hathaway, Inc.	2.9%
AT&T, Inc.	2.9%
JPMorgan Chase & Co.	2.5%
The Procter & Gamble Co.	2.4%

S&P 500 Value Index – Composition

% of Index
Financials	23%
Energy	13%
Health Care	12%
Industrials	11%
Consumer Staples	10%
Information Technology	8%
Consumer Discretionary	7%
Utilities	7%
Telecommunication Services	5%
Materials	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Large-Cap Growth ProFund :: Management Discussion of Fund Performance

Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 3.23%. For the same period, the Index had a total return of 5.28%(1) and a volatility of 17.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	3.23%	11.84%	7.24%
Service	2.19%	10.73%	6.17%
S&P 500 Growth Index	5.28%	14.08%	9.45%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.0%
Alphabet, Inc.	4.8%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.0%
Facebook, Inc.	3.0%

S&P 500 Growth Index – Composition

% of Index
Information Technology	34%
Health Care	18%
Consumer Discretionary	17%
Consumer Staples	10%
Industrials	9%
Financials	8%
Materials	2%
Energy	1%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Mid-Cap Value ProFund :: 11

Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 6.14%. For the same period, the Index had a total return of 7.81%(1) and a volatility of 18.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	6.14%	10.62%	6.16%
Service	4.98%	9.50%	5.09%
S&P MidCap 400 Value Index	7.81%	12.76%	8.42%

Expense Ratios**

Fund	Gross	Net
Investor	2.01%	1.78%
Service	3.01%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alleghany Corp.	1.1%
Everest Re Group, Ltd.	1.0%
Westar Energy, Inc.	1.0%
UGI Corp.	1.0%
New York Community Bancorp, Inc.	0.9%

S&P MidCap 400 Value Index – Composition

% of Index
Financials	27%
Industrials	17%
Information Technology	13%
Consumer Discretionary	11%
Utilities	9%
Materials	9%
Energy	7%
Health Care	4%
Consumer Staples	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance

Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 1.60%. For the same period, the Index had a total return of 3.32%(1) and a volatility of 17.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	1.60%	9.65%	8.20%
Service	0.57%	8.56%	7.14%
S&P MidCap 400 Growth Index	3.32%	11.74%	10.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Mettler-Toledo International, Inc.	1.6%
The WhiteWave Foods Co.	1.3%
ResMed, Inc.	1.3%
CDK Global, Inc.	1.3%
Regency Centers Corp.	1.2%

S&P MidCap 400 Growth Index – Composition

% of Index
Financials	28%
Information Technology	21%
Health Care	15%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	6%
Materials	5%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Small-Cap Value ProFund :: 13

Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 6.40%. For the same period, the Index had a total return of 8.95%(1) and a volatility of 19.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. The S&P SmallCap 600 is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	6.40%	10.75%	5.67%
Service	5.37%	9.64%	4.60%
S&P SmallCap 600 Value Index	8.95%	13.14%	7.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Spire, Inc.	1.0%
ALLETE, Inc.	0.9%
NorthWestern Corp.	0.9%
Avista Corp.	0.9%
EnerSys	0.9%

S&P SmallCap 600 Value Index – Composition

% of Index
Financials	22%
Industrials	19%
Consumer Discretionary	16%
Information Technology	15%
Materials	8%
Utilities	6%
Health Care	6%
Energy	4%
Consumer Staples	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Small-Cap Growth ProFund :: Management Discussion of Fund Performance

Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 1.21%. For the same period, the Index had a total return of 3.27%(1) and a volatility of 19.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. The S&P SmallCap 600 is a float adjusted, market capitalization-weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	1.21%	10.84%	7.59%
Service	0.18%	9.73%	6.52%
S&P SmallCap 600 Growth Index	3.27%	12.96%	9.56%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	1.4%
Take-Two Interactive Software, Inc.	1.0%
B&G Foods, Inc.	1.0%
NuVasive, Inc.	1.0%
Blackbaud, Inc.	1.0%

S&P SmallCap 600 Growth Index – Composition

% of Index
Financials	23%
Health Care	19%
Information Technology	17%
Industrials	17%
Consumer Discretionary	12%
Materials	4%
Consumer Staples	3%
Utilities	2%
Energy	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Europe 30 ProFund :: 15

Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”). For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -8.11%. For the same period, the Index had a price return of -10.22%(1) and a volatility of 23.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-8.11%	0.83%	-0.01%
Service	-8.96%	-0.15%	-0.96%
ProFunds Europe 30 Index	-10.22%	-1.00%	-1.29%
STOXX Europe 50 Index	-12.04%	1.15%	0.26%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	5.8%
S.A.P. SE	5.4%
TOTAL S.A.	4.9%
Unilever N.V.	4.8%
HSBC Holdings PLC	4.6%

ProFunds Europe 30 Index – Composition

Industry Breakdown	% of Index
Energy	21%
Information Technology	19%
Financials	14%
Consumer Staples	14%
Health Care	10%
Telecommunication Services	7%
Materials	6%
Industrials	5%
Utilities	4%

Country Composition
United Kingdom	47%
Netherlands	14%
France	10%
Luxembourg	6%
Other	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The STOXX Europe 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: UltraBull ProFund :: Management Discussion of Fund Performance

UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 5.69%. For the same period, the Index had a total return of 5.61%(1) and a volatility of 17.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	5.69%	22.03%	7.23%
Service	4.65%	20.84%	6.18%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.45%	1.45%
Service	2.45%	2.45%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	47%
Futures Contracts	16%
Swap Agreements	137%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	1.4%
Alphabet, Inc.	1.2%
Microsoft Corp.	1.1%
Exxon Mobil Corp.	0.9%
Johnson & Johnson	0.9%

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	10%
Industrials	10%
Energy	7%
Utilities	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraMid-Cap ProFund :: 17

UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 5.11%. For the same period, the Index had a total return of 5.53%(1) and a volatility of 18.04%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	5.11%	19.03%	9.48%
Service	4.09%	17.83%	8.41%
S&P MidCap 400	5.53%	12.28%	9.33%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Futures Contracts	21%
Swap Agreements	122%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.4%
Mettler-Toledo International, Inc.	0.4%
Duke Realty Corp.	0.4%
Ingredion, Inc.	0.4%
ResMed, Inc.	0.4%

S&P MidCap 400 — Composition

% of Index
Financials	27%
Information Technology	17%
Industrials	14%
Consumer Discretionary	12%
Health Care	9%
Materials	7%
Utilities	6%
Consumer Staples	5%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance

UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -5.92%. For the same period, the Index had a total return of 0.00%(1) and a volatility of 20.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-5.92%	14.47%	4.11%
Service	-6.93%	13.29%	3.03%
Russell 2000 Index	0.00%	10.43%	7.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Futures Contracts	14%
Swap Agreements	149%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Microsemi Corp.	0.1%
Advanced Micro Devices, Inc.	0.1%
Gramercy Property Trust, Inc.	0.1%
Fair Isaac Corp.	0.1%
IDACORP, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	18%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraDow 30 ProFund :: 19

UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 8.51%. For the same period, the Index had a total return of 7.01%(1) and a volatility of 16.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	8.51%	18.37%	8.02%
Service	7.43%	17.17%	6.95%
Dow Jones Industrial Average	7.01%	11.52%	7.92%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	8%
Swap Agreements	122%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
3M Co.	4.6%
International Business Machines Corp.	4.2%
The Goldman Sachs Group, Inc.	4.1%
UnitedHealth Group, Inc.	3.7%
The Home Depot, Inc.	3.6%

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Consumer Discretionary	15%
Financials	15%
Health Care	14%
Consumer Staples	8%
Energy	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: UltraNASDAQ-100 ProFund :: Management Discussion of Fund Performance

UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of 2.00%. For the same period, the Index had a total return of 4.41%(1) and a volatility of 20.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	2.00%	28.14%	18.08%
Service	0.97%	26.88%	16.92%
NASDAQ-100 Index	4.41%	16.37%	13.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.48%	1.48%
Service	2.48%	2.48%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	18%
Swap Agreements	117%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Alphabet, Inc.	5.9%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.2%
Facebook, Inc.	3.4%

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	21%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraInternational ProFund :: 21

UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -22.02%. For the same period, the Index had a total return of -7.53%(1) and a volatility of 18.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-22.02%	-1.83%	-7.00%
Service	-22.84%	-2.81%	-7.93%
MSCI EAFE Index	-7.53%	3.02%	1.98%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	22%
Industrials	14%
Consumer Staples	13%
Consumer Discretionary	12%
Health Care	12%
Materials	7%
Information Technology	6%
Telecommunication Services	5%
Energy	5%
Utilities	4%

Country Composition
Japan	24%
United Kingdom	17%
Other	11%
France	9%
Switzerland	9%
Germany	9%
Other	21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: UltraEmerging Markets ProFund :: Management Discussion of Fund Performance

UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -2.12%. For the same period, the Index had a total return of 3.06%(1) and a volatility of 24.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-2.12%	-13.77%	-7.23%
Service	-3.26%	-14.67%	-8.18%
BNY Mellon Emerging Markets 50 ADR Index	3.06%	-3.83%	2.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.79%	1.78%
Service	2.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Alibaba Group Holding, Ltd.	8.7%
China Mobile, Ltd.	6.4%
Baidu, Inc.	4.1%
Infosys Technologies, Ltd.	3.1%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	35%
Telecommunication Services	17%
Financials	16%
Energy	11%
Consumer Discretionary	7%
Materials	6%
Consumer Staples	6%
Utilities	2%

Country Composition
China	30%
Brazil	17%
Taiwan	15%
India	10%
Other	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraLatin America ProFund :: 23

UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -6.86%. For the same period, the Index had a total return of 3.52%(1) and a volatility of 33.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Since Inception
Investor	-6.86%	-26.71%	-23.36%
Service	-7.84%	-27.40%	-24.09%
BNY Mellon Latin America 35 ADR Index	3.52%	-10.29%	-4.80%

Expense Ratios**

Fund	Gross	Net
Investor	1.77%	1.77%
Service	2.77%	2.77%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	119%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Itau Unibanco Holding S.A.	9.1%
Petroleo Brasileiro S.A.	8.4%
Ambev S.A.	7.6%
Banco Bradesco S.A.	7.2%
America Movil S.A.B. de C.V.	5.8%

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	27%
Consumer Staples	20%
Energy	16%
Materials	12%
Telecommunication Services	10%
Utilities	6%
Industrials	5%
Consumer Discretionary	4%

Country Composition
Brazil	63%
Mexico	24%
Chile	9%
Colombia	2%
Argentina	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: UltraChina ProFund :: Management Discussion of Fund Performance

UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -21.47%. For the same period, the Index had a total return of -6.71%(1) and a volatility of 26.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from February 4, 2008 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Since Inception
Investor	-21.47%	-6.41%	-12.83%
Service	-22.18%	-7.33%	-13.72%
BNY Mellon China Select ADR Index	-6.71%	0.84%	-0.04%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	8.9%
China Mobile, Ltd.	7.7%
Baidu, Inc.	5.8%
JD.com, Inc.	4.4%
CNOOC, Ltd.	4.3%

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	35%
Consumer Discretionary	22%
Telecommunication Services	15%
Energy	14%
Financials	6%
Industrials	3%
Utilities	2%
Materials	2%
Health Care	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraJapan ProFund :: 25

UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -43.26%. For the same period, the Index had a total return of -1.02%(1), as measured in unhedged U.S. dollar terms, or -18.29%(1) in local (Japanese Yen) terms and a volatility of 29.81%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2016, the Fund invested in futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-43.26%	11.95%	-9.10%
Service	-43.76%	10.83%	-10.00%
Nikkei 225 Stock Average - USD	-1.02%	6.55%	3.38%
Nikkei 225 Stock Average - Yen	-18.29%	12.77%	2.24%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	22%
Consumer Discretionary	20%
Information Technology	15%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	9%
Materials	8%
Financials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Bear ProFund :: Management Discussion of Fund Performance

Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -9.28%. For the same period, the Index had a total return of 5.61%(1) and a volatility of 17.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-9.28%	-15.27%	-10.76%
Service	-10.20%	-16.12%	-11.65%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	10%
Industrials	10%
Energy	7%
Utilities	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Small-Cap ProFund :: 27

Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -5.83%. For the same period, the Index had a total return of 0.00%(1) and a volatility of 20.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-5.83%	-15.48%	-13.70%
Service	-6.82%	-16.25%	-14.53%
Russell 2000 Index	0.00%	10.43%	7.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(82)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	18%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Short NASDAQ-100 ProFund :: Management Discussion of Fund Performance

Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -10.01%. For the same period, the Index had a total return of 4.41%(1) and a volatility of 20.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-10.01%	-18.85%	-16.27%
Service	-10.76%	-19.67%	-17.12%
NASDAQ-100 Index	4.41%	16.37%	13.17%

Expense Ratios**

Fund	Gross	Net
Investor	2.16%	1.78%
Service	3.16%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(81)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	21%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraBear ProFund :: 29

UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -18.41%. For the same period, the Index had a total return of 5.61%(1) and a volatility of 17.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-18.41%	-29.10%	-23.56%
Service	-19.08%	-29.80%	-24.29%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(190)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	21%
Financials	16%
Health Care	15%
Consumer Discretionary	12%
Consumer Staples	10%
Industrials	10%
Energy	7%
Utilities	3%
Materials	3%
Telecommunication Services	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: UltraShort Mid-Cap ProFund :: Management Discussion of Fund Performance

UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -20.00%. For the same period, the Index had a total return of 5.53%(1) and a volatility of 18.04%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts. Securities are selected for inclusion in the Index through a process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-20.00%	-29.74%	-28.71%
Service	-21.04%	-30.48%	-29.44%
S&P MidCap 400	5.53%	12.28%	9.33%

Expense Ratios**

Fund	Gross	Net
Investor	2.48%	1.78%
Service	3.48%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(191)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	27%
Information Technology	17%
Industrials	14%
Consumer Discretionary	12%
Health Care	9%
Materials	7%
Utilities	6%
Consumer Staples	5%
Energy	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Small-Cap ProFund :: 31

UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -13.49%. For the same period, the Index had a total return of 0.00%(1) and a volatility of 20.18%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-13.49%	-30.38%	-30.24%
Service	-14.45%	-31.13%	-30.96%
Russell 2000 Index	0.00%	10.43%	7.17%

Expense Ratios**

Fund	Gross	Net
Investor	2.02%	1.78%
Service	3.02%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(181)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	18%
Industrials	14%
Health Care	14%
Consumer Discretionary	14%
Materials	5%
Utilities	4%
Consumer Staples	3%
Energy	3%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance

UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -20.33%. For the same period, the Index had a total return of 7.01%(1) and a volatility of 16.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-20.33%	-25.96%	-22.63%
Service	-21.09%	-26.74%	-23.42%
Dow Jones Industrial Average	7.01%	11.52%	7.92%

Expense Ratios**

Fund	Gross	Net
Investor	2.58%	1.78%
Service	3.58%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(179)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	19%
Information Technology	17%
Consumer Discretionary	15%
Financials	15%
Health Care	14%
Consumer Staples	8%
Energy	7%
Materials	3%
Telecommunication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort NASDAQ-100 ProFund :: 33

UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class shares) had a total return of -19.37%. For the same period, the Index had a total return of 4.41%(1) and a volatility of 20.20%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

During the year ended July 31, 2016, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-19.37%	-33.61%	-31.97%
Service	-20.24%	-34.30%	-32.65%
NASDAQ-100 Index	4.41%	16.37%	13.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(187)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	56%
Consumer Discretionary	21%
Health Care	13%
Consumer Staples	7%
Industrials	2%
Telecommunication Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: UltraShort International ProFund :: Management Discussion of Fund Performance

UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index (the “Index”). Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 0.88%. For the same period, the Index had a total return of -7.53%(1) and a volatility of 18.75%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	0.88%	-18.38%	-20.92%
Service	-0.15%	-19.19%	-21.71%
MSCI EAFE Index	-7.53%	3.02%	1.98%

Expense Ratios**

Fund	Gross	Net
Investor	2.06%	1.78%
Service	3.06%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	22%
Industrials	14%
Consumer Staples	13%
Consumer Discretionary	12%
Health Care	12%
Materials	7%
Information Technology	6%
Telecommunication Services	5%
Energy	5%
Utilities	4%

Country Composition
Japan	24%
United Kingdom	17%
Other	11%
France	9%
Switzerland	9%
Germany	9%
Other	21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort Emerging Markets ProFund :: 35

UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon Emerging Markets 50 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -22.37%. For the same period, the Index had a total return of 3.06%(1) and a volatility of 24.07%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, India, Indonesia, Mexico, Peru, Russia, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-22.37%	-8.38%	-29.96%
Service	-23.17%	-9.16%	-30.64%
BNY Mellon Emerging Markets 50 ADR Index	3.06%	-3.83%	2.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	35%
Telecommunication Services	17%
Financials	16%
Energy	11%
Consumer Discretionary	7%
Materials	6%
Consumer Staples	6%
Utilities	2%

Country Composition
China	30%
Brazil	17%
Taiwan	15%
India	10%
Other	28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance

UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon Latin America 35 ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -34.63%. For the same period, the Index had a total return of 3.52%(1) and a volatility of 33.48%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Since Inception
Investor	-34.63%	-1.15%	-28.94%
Service	-35.25%	-2.03%	-29.62%
BNY Mellon Latin America 35 ADR Index	3.52%	-10.29%	-4.80%

Expense Ratios**

Fund	Gross	Net
Investor	2.04%	1.78%
Service	3.04%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index — Composition

Industry Breakdown	% of Index
Financials	27%
Consumer Staples	20%
Energy	16%
Materials	12%
Telecommunication Services	10%
Utilities	6%
Industrials	5%
Consumer Discretionary	4%

Country Composition
Brazil	63%
Mexico	24%
Chile	9%
Colombia	2%
Argentina	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: UltraShort China ProFund :: 37

UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) the daily performance of the BNY Mellon China Select ADR Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -10.90%. For the same period, the Index had a total return of -6.71%(1) and a volatility of 26.56%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from February 4, 2008 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Since Inception
Investor	-10.90%	-21.14%	-30.27%
Service	-11.79%	-21.99%	-30.95%
BNY Mellon China Select ADR Index	-6.71%	0.84%	-0.04%

Expense Ratios**

Fund	Gross	Net
Investor	2.79%	1.78%
Service	3.79%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	35%
Consumer Discretionary	22%
Telecommunication Services	15%
Energy	14%
Financials	6%
Industrials	3%
Utilities	2%
Materials	2%
Health Care	1%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: UltraShort Japan ProFund :: Management Discussion of Fund Performance

UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 21.07%. For the same period, the Index had a total return of -1.02%(1), as measured in unhedged U.S. Dollar terms, or -18.29%(1) in local (Japanese Yen) terms and a volatility of 29.81%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun, Inc.

During the year ended July 31, 2016, the Fund invested in futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	21.07%	-32.38%	-21.32%
Service	19.92%	-33.02%	-22.09%
Nikkei 225 Stock Average - USD	-1.02%	6.55%	3.38%
Nikkei 225 Stock Average - Yen	-18.29%	12.77%	2.24%

Expense Ratios**

Fund	Gross	Net
Investor	3.29%	1.78%
Service	4.29%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	22%
Consumer Discretionary	20%
Information Technology	15%
Health Care	11%
Consumer Staples	10%
Telecommunication Services	9%
Materials	8%
Financials	5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Banks UltraSector ProFund :: 39

Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Banks Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -21.41%. For the same period, the Index had a total return of -11.84%(1) and a volatility of 27.02%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-21.41%	11.10%	-13.52%
Service	-22.21%	10.00%	-14.37%
Dow Jones U.S. Banks Index	-11.84%	10.69%	-3.31%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.67%	1.67%
Service	2.67%	2.67%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	15.6%
Wells Fargo & Co.	14.8%
Bank of America Corp.	10.0%
Citigroup, Inc.	8.6%
U.S. Bancorp	4.6%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	72%
Regional Banks	27%
Thrifts & Mortgage Finance	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Basic Materials UltraSector ProFund :: Management Discussion of Fund Performance

Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic Materials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 9.60%. For the same period, the Index had a total return of 9.16%(1) and a volatility of 22.81%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	9.60%	0.60%	3.24%
Service	8.54%	-0.40%	2.22%
Dow Jones U.S. Basic Materials Index	9.16%	3.20%	6.54%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.8%
The Dow Chemical Co.	7.8%
Monsanto Co.	6.1%
Praxair, Inc.	4.3%
Ecolab, Inc.	4.1%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	79%
Metals & Mining	19%
Oil, Gas & Consumable Fuels	1%
Paper & Forest Products	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Biotechnology UltraSector ProFund :: 41

Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Biotechnology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -27.65%. For the same period, the Index had a total return of -16.68%(1) and a volatility of 28.70%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-27.65%	35.06%	18.23%
Service	-28.37%	33.71%	17.07%
Dow Jones U.S. Biotechnology Index	-16.68%	25.70%	15.26%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.49%	1.49%
Service	2.49%	2.49%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	12.9%
AbbVie, Inc.	10.7%
Gilead Sciences, Inc.	10.6%
Celgene Corp.	8.7%
Biogen, Inc.	6.3%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	94%
Life Sciences Tools & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)   The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)   1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)   The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Consumer Goods UltraSector ProFund :: Management Discussion of Fund Performance

Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 12.89%. For the same period, the Index had a total return of 10.85%(1) and a volatility of 15.09%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer goods sector of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	12.89%	18.67%	11.95%
Service	11.76%	17.49%	10.84%
Dow Jones U.S. Consumer Goods Index	10.85%	14.43%	10.83%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	7.6%
The Coca-Cola Co.	5.7%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	5.2%
Altria Group, Inc.	4.4%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food Beverage & Tobacco	52%
Household & Personal Products	18%
Consumer Durables & Apparel	15%
Automobiles & Components	10%
Software & Services	2%
Capital Goods	2%
Retailing	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Consumer Services UltraSector ProFund :: 43

Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer Services Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -2.10%. For the same period, the Index had a total return of 0.73%(1) and a volatility of 16.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of consumer services sector of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-2.10%	23.65%	12.71%
Service	-3.06%	22.43%	11.61%
Dow Jones U.S. Consumer Services Index	0.73%	17.58%	11.51%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	6.8%
The Home Depot, Inc.	4.0%
Comcast Corp.	3.8%
The Walt Disney Co.	3.3%
Wal-Mart Stores, Inc.	2.6%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	38%
Media	23%
Consumer Services	15%
Food & Staples Retailing	15%
Transportation	4%
Health Care Equipment & Services	3%
Commercial & Professional Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Financials UltraSector ProFund :: Management Discussion of Fund Performance

Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Financials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -6.27%. For the same period, the Index had a total return of -1.62%(1) and a volatility of 20.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-6.27%	15.27%	-6.19%
Service	-7.23%	14.08%	-7.13%
Dow Jones U.S. Financials Index	-1.62%	12.67%	0.53%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.1%
JPMorgan Chase & Co.	4.4%
Wells Fargo & Co.	4.2%
Bank of America Corp.	2.8%
Visa, Inc.	2.8%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	28%
Real Estate	25%
Diversified Financials	25%
Insurance	16%
Software & Services	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Health Care UltraSector ProFund :: 45

Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health Care Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -6.09%. For the same period, the Index had a total return of -1.85%(1) and a volatility of 19.98%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-6.09%	26.55%	13.43%
Service	-7.04%	25.30%	12.31%
Dow Jones U.S. Health Care Index	-1.85%	19.41%	11.61%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.6%
Pfizer, Inc.	5.0%
Merck & Co., Inc.	3.6%
UnitedHealth Group, Inc.	3.0%
Amgen, Inc.	2.9%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	37%
Biotechnology	23%
Health Care Equipment & Supplies	20%
Health Care Providers & Services	16%
Life Sciences Tools & Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Industrials UltraSector ProFund :: Management Discussion of Fund Performance

Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Industrials Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 11.23%. For the same period, the Index had a total return of 10.01%(1) and a volatility of 17.87%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	11.23%	17.32%	8.28%
Service	10.14%	16.16%	7.22%
Dow Jones U.S. Industrials Index	10.01%	13.88%	9.00%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	7.6%
3M Co.	2.9%
Honeywell International, Inc.	2.3%
United Technologies Corp.	2.2%
The Boeing Co.	2.1%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	59%
Software & Services	13%
Transportation	12%
Materials	6%
Commercial & Professional Services	5%
Technology Hardware & Equipment	4%
Pharmaceuticals, Biotechnology	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Internet UltraSector ProFund :: 47

Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 7.12%. For the same period, the Index had a total return of 7.67%(1) and a volatility of 23.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	7.12%	22.62%	18.15%
Service	6.02%	21.39%	16.98%
Dow Jones Internet Composite Index	7.67%	17.62%	15.72%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	6.8%
Facebook, Inc.	6.7%
Amazon.com, Inc.	6.7%
salesforce.com, Inc.	3.2%
eBay, Inc.	3.1%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	53%
Internet & Catalog Retail	20%
Software	10%
Communications Equipment	5%
IT Services	4%
Capital Markets	4%
Health Care Technology	3%
Diversified Telecommunication	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: Mobile Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Mobile Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 10.35%. For the same period, the Index had a total return of 10.18%(1) and a volatility of 26.58%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	10.35%	19.28%	-10.62%
Service	9.27%	18.08%	-11.51%
Dow Jones U.S. Mobile Telecommunications Index	10.18%	15.64%	-2.03%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.91%	1.78%
Service	2.91%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	98%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
SBA Communications Corp.	21.2%
T-Mobile U.S., Inc.	19.0%
Sprint Corp.	7.2%
Telephone & Data Systems, Inc.	4.4%

Dow Jones U.S. Mobile Telecommunications Index — Composition

% of Index
Wireless Telecommunication Services	59%
Diversified Telecommunication	41%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Oil & Gas UltraSector ProFund :: 49

Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -5.56%. For the same period, the Index had a total return of -0.31%(1) and a volatility of 29.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-5.56%	-4.86%	-1.08%
Service	-6.50%	-5.81%	-2.06%
Dow Jones U.S. Oil & Gas Index	-0.31%	-0.58%	3.26%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	18.6%
Chevron Corp.	9.8%
Schlumberger, Ltd.	5.7%
Occidental Petroleum Corp.	2.9%
ConocoPhillips	2.6%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Management Discussion of Fund Performance

Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -23.48%. For the same period, the Index had a total return of -12.53%(1) and a volatility of 33.92%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of a subset of the oil and gas sector of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-23.48%	-13.06%	-7.39%
Service	-24.24%	-13.93%	-8.31%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	-12.53%	-5.73%	0.12%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	23.2%
Halliburton Co.	7.8%
Kinder Morgan, Inc.	7.7%
Spectra Energy Corp.	5.1%
Baker Hughes, Inc.	4.3%

Dow Jones U.S. Oil Equipment, Services & Distribution Index — Composition

% of Index
Energy Equipment & Services	71%
Oil, Gas & Consumable Fuels	27%
Electric Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Pharmaceuticals UltraSector ProFund :: 51

Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Pharmaceuticals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 1.08%. For the same period, the Index had a total return of 3.18%(1) and a volatility of 18.44%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	1.08%	24.87%	11.95%
Service	0.09%	23.57%	10.83%
Dow Jones U.S. Pharmaceuticals Index	3.18%	18.40%	10.65%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	94%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.1%
Pfizer, Inc.	11.1%
Merck & Co., Inc.	8.1%
Bristol-Myers Squibb Co.	6.2%
Allergan PLC	5.0%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance

Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 198.99%. For the same period, the Index had a total return of 125.81%(1) and a volatility of 50.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	198.99%	-20.30%	-10.36%
Service	195.62%	-21.09%	-11.25%
Dow Jones Precious Metals Index	125.81%	-9.23%	-0.68%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.63%	1.63%
Service	2.63%	2.63%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Barrick Gold Corp.	10.1%
Newmont Mining Corp.	9.2%
Goldcorp Inc.	5.9%
Franco-Nevada Corp.	5.4%
Agnico Eagle Mines Ltd.	5.1%

Dow Jones Precious Metals Index — Composition

% of Index
Gold	87%
Silver	12%
Precious Metals & Minerals	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Real Estate UltraSector ProFund :: 53

Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 26.77%. For the same period, the Index had a total return of 19.75%(1) and a volatility of 17.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	26.77%	14.61%	0.95%
Service	25.49%	13.47%	-0.05%
Dow Jones U.S Real Estate Index	19.75%	12.02%	6.24%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	5.2%
American Tower Corp.	3.6%
Public Storage	2.6%
Crown Castle International Corp.	2.4%
Prologis, Inc.	2.1%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	97%
Real Estate Management & Development	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: Semiconductor UltraSector ProFund :: Management Discussion of Fund Performance

Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 32.59%. For the same period, the Index had a total return of 24.36%(1) and a volatility of 24.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	32.59%	18.93%	8.04%
Service	31.26%	17.75%	6.98%
Dow Jones U.S. Semiconductors Index	24.36%	15.35%	8.97%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	19.3%
QUALCOMM, Inc.	10.7%
Texas Instruments, Inc.	8.2%
Broadcom, Ltd.	7.1%
NVIDIA Corp.	3.4%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	99%
Technology Hardware & Equipment	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Technology UltraSector ProFund :: 55

Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Technology Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 9.03%. For the same period, the Index had a total return of 8.74%(1) and a volatility of 20.60%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	9.03%	16.54%	11.53%
Service	7.96%	15.38%	10.41%
Dow Jones U.S. Technology Index	8.74%	13.33%	10.83%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.66%	1.66%
Service	2.66%	2.66%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.0%
Alphabet, Inc.	8.9%
Microsoft Corp.	8.6%
Facebook, Inc.	5.5%
Intel Corp.	3.2%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	55%
Technology Hardware & Equipment	27%
Semiconductors & Semiconductor Equipment	17%
Health Care Equipment & Services	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: Telecommunications UltraSector ProFund :: Management Discussion of Fund Performance

Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 35.64%. For the same period, the Index had a total return of 25.37%(1) and a volatility of 15.32%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	35.64%	16.52%	6.39%
Service	34.22%	15.35%	5.34%
Dow Jones U.S. Telecommunications Index	25.37%	13.12%	7.50%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	99%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.1%
Verizon Communications, Inc.	20.5%
CenturyLink, Inc.	1.6%
Level 3 Communications, Inc.	1.3%
SBA Communications Corp.	1.3%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	96%
Wireless Telecommunication Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Utilities UltraSector ProFund :: 57

Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Utilities Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 33.41%. For the same period, the Index had a total return of 23.95%(1) and a volatility of 15.66%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.(2)

The Fund takes positions in securities and/or derivatives that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	33.41%	18.06%	8.56%
Service	32.09%	16.91%	7.50%
Dow Jones U.S. Utilities Index	23.95%	14.11%	8.67%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	78%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	5.6%
Duke Energy Corp.	5.6%
The Southern Co.	4.7%
Dominion Resources, Inc.	4.0%
Exelon Corp.	3.3%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	58%
Multi-Utilities	30%
Gas Utilities	6%
Water Utilities	3%
Independent Power and Renewable Energy Traders	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: Short Oil & Gas ProFund :: Management Discussion of Fund Performance

Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -9.14%. For the same period, the Index had a total return of -0.31%(1) and a volatility of 29.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the oil and gas sector of the U.S. equity market. Component companies include exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-9.14%	-6.24%	-11.42%
Service	-10.18%	-7.12%	-12.25%
Dow Jones U.S. Oil & Gas Index	-0.31%	-0.58%	3.26%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	2.31%	1.78%
Service	3.31%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	83%
Energy Equipment & Services	17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Short Precious Metals ProFund :: 59

Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -66.51%. For the same period, the Index had a total return of 125.81%(1) and a volatility of 50.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-66.51%	-6.29%	-15.96%
Service	-66.91%	-7.20%	-16.76%
Dow Jones Precious Metals Index	125.81%	-9.23%	-0.68%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.58%	1.58%
Service	2.58%	2.58%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	87%
Silver	12%
Precious Metals & Minerals	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: Short Real Estate ProFund :: Management Discussion of Fund Performance

Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real Estate Index (the “Index”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -20.25%. For the same period, the Index had a total return of 19.75%(1) and a volatility of 17.12%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development and real estate service companies; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-20.25%	-15.30%	-17.97%
Service	-21.00%	-16.07%	-18.74%
Dow Jones U.S. Real Estate Index	19.75%	12.02%	6.24%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	2.47%	1.78%
Service	3.47%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index — Composition

% of Index
Real Estate Investment Trusts	97%
Real Estate Management & Development	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: U.S. Government Plus ProFund :: 61

U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of 22.22%. For the same period, the Long Bond had a total return of 19.31%(1) and a volatility of 14.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.(2)

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2016 the most recent Long Bond carried a maturity date of 5/15/46 and a 2.50% coupon.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	22.22%	12.22%	9.20%
Service	21.02%	11.09%	8.11%
30-year U.S. Treasury Bond	19.31%	10.79%	9.10%
Barclays Capital U.S. Treasury: Long-Term Index	17.08%	9.42%	8.70%

Expense Ratios**

Fund	Gross	Net
Investor	1.29%	1.29%
Service	2.29%	2.29%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	17%
Swap Agreements	107%
Total Exposure	124%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: Rising Rates Opportunity 10 ProFund :: Management Discussion of Fund Performance

Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the “Note”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Note. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -9.68%. For the same period, the Note had a total return of 8.30%(1) and a volatility of 6.42%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2016 the most recent Note carried a maturity date of 5/15/26 and a 1.63% coupon.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting notes in order to gain inverse exposure to the Note. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-9.68%	-7.03%	-6.95%
Service	-10.56%	-7.96%	-7.88%
10-year U.S. Treasury Note	8.30%	4.97%	6.32%
Barclays Capital Composite U.S. Treasury Index	5.50%	3.19%	4.58%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Rising Rates Opportunity ProFund :: 63

Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the “Long Bond”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less than the Fund multiple times the return of the Long Bond. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -22.60%. For the same period, the Long Bond had a total return of 19.31%(1) and a volatility of 14.61%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2016 the most recent Long Bond carried a maturity date of 5/15/46 and a 2.50% coupon.

During the year ended July 31, 2016, the Fund invested in swap agreements as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-22.60%	-16.77%	-13.64%
Service	-23.56%	-17.64%	-14.52%
30-year U.S. Treasury Bond	19.31%	10.79%	9.10%
Barclays Capital U.S. Treasury: Long-Term Index	17.08%	9.42%	8.70%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

(3)         The Barclays Capital U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance

Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). The Fund seeks investment results for a single day only, as measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation, not for longer periods. The return of the Fund for longer periods will be the result of each day’s returns compounded over the period which may be greater than or less that the Fund multiple times the return of the Index. For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -3.44%. For the same period, the Index had a price return of -1.71%(1) and a volatility of 8.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2016, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-3.44%	2.86%	-0.44%
Service	-4.42%	1.83%	-1.42%
U.S. Dollar Index	-1.71%	5.24%	1.12%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance :: Falling U.S. Dollar ProFund :: 65

Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index (the “Index”). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the “Benchmark”). For the year ended July 31, 2016, the Fund (Investor Class Shares) had a total return of -0.39%. For the same period, the Index had a price return of -1.71%(1) and a volatility of 8.35%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.(2)

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2016, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund’s advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2006 to July 31, 2016, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/16

Fund	One Year	Five Year	Ten Year
Investor	-0.39%	-6.68%	-2.02%
Service	-1.34%	-7.61%	-3.00%
U.S. Dollar Index	-1.71%	5.24%	1.12%
S&P 500	5.61%	13.38%	7.75%

Expense Ratios**

Fund	Gross	Net
Investor	2.31%	1.78%
Service	3.31%	2.78%

**Reflects the expense ratio as reported in the Prospectus dated December 1, 2015. Contractual fee waivers are in effect through November 30, 2016.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value (“NAV”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

(1)         The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

(2)         1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

(3)         The S&P 500 is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

This Page Intentionally Left Blank

Expense Examples

68 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution fees and service (12b-1); and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended July 31, 2016.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended July 31, 2016.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Expenses Paid During Period*	Ending Account Value 7/31/16	Expenses Paid During Period*
Bull ProFund – Investor	1.66%	$1,000.00	$1,121.60	$8.76	$1,016.61	$8.32
Bull ProFund – Service	2.66%	1,000.00	1,116.30	14.00	1,011.64	13.30
Mid-Cap ProFund – Investor	1.25%	1,000.00	1,183.70	6.79	1,018.65	6.27
Mid-Cap ProFund – Service	2.25%	1,000.00	1,177.60	12.18	1,013.67	11.26
Small-Cap ProFund – Investor	1.78%	1,000.00	1,177.10	9.64	1,016.01	8.92
Small-Cap ProFund – Service	2.78%	1,000.00	1,170.90	15.01	1,011.04	13.90
NASDAQ-100 ProFund – Investor	1.57%	1,000.00	1,102.60	8.21	1,017.06	7.87
NASDAQ-100 ProFund – Service	2.57%	1,000.00	1,097.00	13.40	1,012.08	12.86
Large-Cap Value ProFund – Investor	1.78%	1,000.00	1,136.90	9.46	1,016.01	8.92
Large-Cap Value ProFund – Service	2.78%	1,000.00	1,131.20	14.73	1,011.04	13.90
Large-Cap Growth ProFund – Investor	1.81%	1,000.00	1,109.00	9.49	1,015.86	9.07
Large-Cap Growth ProFund – Service	2.81%	1,000.00	1,103.30	14.69	1,010.89	14.05
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	1,204.90	9.76	1,016.01	8.92
Mid-Cap Value ProFund – Service	2.78%	1,000.00	1,198.00	15.19	1,011.04	13.90
Mid Cap Growth ProFund – Investor	1.78%	1,000.00	1,161.50	9.57	1,016.01	8.92
Mid-Cap Growth ProFund – Service	2.78%	1,000.00	1,155.70	14.90	1,011.04	13.90
Small-Cap Value ProFund – Investor	1.78%	1,000.00	1,200.20	9.74	1,016.01	8.92
Small-Cap Value ProFund – Service	2.78%	1,000.00	1,194.50	15.17	1,011.04	13.90
Small-Cap Growth ProFund – Investor	1.78%	1,000.00	1,154.90	9.54	1,016.01	8.92
Small-Cap Growth ProFund – Service	2.78%	1,000.00	1,149.10	14.85	1,011.04	13.90
Europe 30 ProFund – Investor	1.77%	1,000.00	1,085.10	9.18	1,016.06	8.87
Europe 30 ProFund – Service	2.77%	1,000.00	1,079.50	14.32	1,011.09	13.85
UltraBull ProFund – Investor	1.46%	1,000.00	1,256.80	8.19	1,017.60	7.32
UltraBull ProFund – Service	2.46%	1,000.00	1,250.20	13.76	1,012.63	12.31
UltraMid-Cap ProFund – Investor	1.49%	1,000.00	1,386.20	8.84	1,017.45	7.47
UltraMid-Cap ProFund – Service	2.49%	1,000.00	1,379.40	14.73	1,012.48	12.46
UltraSmall-Cap ProFund – Investor	1.61%	1,000.00	1,371.70	9.49	1,016.86	8.07

Expense Examples (unaudited) :: 69

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Expenses Paid During Period*	Ending Account Value 7/31/16	Expenses Paid During Period*
UltraSmall-Cap ProFund – Service	2.61%	$1,000.00	$1,364.20	$15.34	$1,011.88	$13.06
UltraDow 30 ProFund – Investor	1.78%	1,000.00	1,261.10	10.01	1,016.01	8.92
UltraDow 30 ProFund – Service	2.78%	1,000.00	1,254.90	15.59	1,011.04	13.90
UltraNASDAQ-100 ProFund – Investor	1.47%	1,000.00	1,208.40	8.07	1,017.55	7.37
UltraNASDAQ-100 ProFund – Service	2.47%	1,000.00	1,202.50	13.53	1,012.58	12.36
UltraInternational ProFund – Investor	1.90%	1,000.00	1,087.80	9.86	1,015.42	9.52
UltraInternational ProFund – Service	2.90%	1,000.00	1,082.10	15.01	1,010.44	14.50
UltraEmerging Markets ProFund – Investor	1.80%	1,000.00	1,422.10	10.84	1,015.91	9.02
UltraEmerging Markets ProFund – Service	2.80%	1,000.00	1,414.10	16.81	1,010.94	14.00
UltraLatin America ProFund – Investor	1.78%	1,000.00	1,851.00	12.62	1,016.01	8.92
UltraLatin America ProFund – Service	2.78%	1,000.00	1,842.00	19.64	1,011.04	13.90
UltraChina ProFund – Investor	2.01%	1,000.00	1,093.70	10.46	1,014.87	10.07
UltraChina ProFund – Service	3.01%	1,000.00	1,088.50	15.63	1,009.90	15.04
UltraJapan ProFund – Investor	1.67%	1,000.00	793.40	7.45	1,016.56	8.37
UltraJapan ProFund – Service	2.50%	1,000.00	789.30	11.12	1,012.43	12.51
Bear ProFund – Investor	1.56%	1,000.00	868.30	7.25	1,017.11	7.82
Bear ProFund – Service	2.56%	1,000.00	863.70	11.86	1,012.13	12.81
Short Small-Cap ProFund – Investor	1.78%	1,000.00	819.80	8.05	1,016.01	8.92
Short Small-Cap ProFund – Service	2.78%	1,000.00	815.30	12.55	1,011.04	13.90
Short NASDAQ-100 ProFund – Investor	1.78%	1,000.00	881.40	8.33	1,016.01	8.92
Short NASDAQ-100 ProFund – Service	2.78%	1,000.00	877.80	12.98	1,011.04	13.90
UltraBear ProFund – Investor	1.65%	1,000.00	755.70	7.20	1,016.66	8.27
UltraBear ProFund – Service	2.65%	1,000.00	753.30	11.55	1,011.69	13.25
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	670.20	7.39	1,016.01	8.92
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	666.00	11.52	1,011.04	13.90
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	666.00	7.37	1,016.01	8.92
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	662.10	11.49	1,011.04	13.90
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	753.80	7.76	1,016.01	8.92
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	752.10	12.11	1,011.04	13.90
UltraShort NASDAQ-100 ProFund – Investor	1.78%	1,000.00	773.50	7.85	1,016.01	8.92
UltraShort NASDAQ-100 ProFund – Service	2.78%	1,000.00	769.20	12.23	1,011.04	13.90
UltraShort International ProFund – Investor	1.79%	1,000.00	810.50	8.06	1,015.96	8.97
UltraShort International ProFund – Service	2.79%	1,000.00	806.30	12.53	1,010.99	13.95
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	623.80	7.19	1,016.01	8.92
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	620.10	11.20	1,011.04	13.90
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	413.20	6.25	1,016.01	8.92
UltraShort Latin America ProFund – Service	2.78%	1,000.00	411.00	9.75	1,011.04	13.90
UltraShort China ProFund – Investor	1.78%	1,000.00	797.10	7.95	1,016.01	8.92
UltraShort China ProFund – Service	2.78%	1,000.00	792.90	12.39	1,011.04	13.90
UltraShort Japan ProFund – Investor	1.78%	1,000.00	1,041.40	9.03	1,016.01	8.92
UltraShort Japan ProFund – Service	2.78%	1,000.00	1,036.60	14.08	1,011.04	13.90
Banks UltraSector ProFund – Investor	1.67%	1,000.00	1,047.80	8.50	1,016.56	8.37

70 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Expenses Paid During Period*	Ending Account Value 7/31/16	Expenses Paid During Period*
Banks UltraSector ProFund – Service	2.67%	$1,000.00	$1,042.60	$13.56	$1,011.59	$13.35
Basic Materials UltraSector ProFund – Investor	1.53%	1,000.00	1,422.80	9.22	1,017.26	7.67
Basic Materials UltraSector ProFund – Service	2.53%	1,000.00	1,416.30	15.20	1,012.28	12.66
Biotechnology UltraSector ProFund – Investor	1.45%	1,000.00	1,142.90	7.73	1,017.65	7.27
Biotechnology UltraSector ProFund – Service	2.45%	1,000.00	1,137.00	13.02	1,012.68	12.26
Consumer Goods UltraSector ProFund – Investor	1.78%	1,000.00	1,158.30	9.55	1,016.01	8.92
Consumer Goods UltraSector ProFund – Service	2.78%	1,000.00	1,152.40	14.88	1,011.04	13.90
Consumer Services UltraSector ProFund – Investor	1.49%	1,000.00	1,132.20	7.90	1,017.45	7.47
Consumer Services UltraSector ProFund – Service	2.49%	1,000.00	1,126.70	13.17	1,012.48	12.46
Financials UltraSector ProFund – Investor	1.76%	1,000.00	1,149.90	9.41	1,016.11	8.82
Financials UltraSector ProFund – Service	2.76%	1,000.00	1,143.50	14.71	1,011.14	13.80
Health Care UltraSector ProFund – Investor	1.39%	1,000.00	1,210.40	7.64	1,017.95	6.97
Health Care UltraSector ProFund – Service	2.39%	1,000.00	1,204.40	13.10	1,012.98	11.96
Industrials UltraSector ProFund – Investor	1.78%	1,000.00	1,267.20	10.03	1,016.01	8.92
Industrials UltraSector ProFund – Service	2.78%	1,000.00	1,261.00	15.63	1,011.04	13.90
Internet UltraSector ProFund – Investor	1.50%	1,000.00	1,246.80	8.38	1,017.40	7.52
Internet UltraSector ProFund – Service	2.49%	1,000.00	1,240.60	13.87	1,012.48	12.46
Mobile Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	1,366.10	10.47	1,016.01	8.92
Mobile Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	1,359.30	16.31	1,011.04	13.90
Oil & Gas UltraSector ProFund – Investor	1.53%	1,000.00	1,235.60	8.50	1,017.26	7.67
Oil & Gas UltraSector ProFund – Service	2.53%	1,000.00	1,229.70	14.03	1,012.28	12.66
Oil Equipment, Services & Distribution UltraSector ProFund – Investor	1.77%	1,000.00	1,273.40	10.00	1,016.06	8.87
Oil Equipment, Services & Distribution UltraSector ProFund – Service	2.77%	1,000.00	1,268.50	15.62	1,011.09	13.85
Pharmaceuticals UltraSector ProFund – Investor	1.80%	1,000.00	1,186.90	9.79	1,015.91	9.02
Pharmaceuticals UltraSector ProFund – Service	2.80%	1,000.00	1,180.90	15.18	1,010.94	14.00
Precious Metals UltraSector ProFund – Investor	1.52%	1,000.00	2,970.80	15.01	1,017.30	7.62
Precious Metals UltraSector ProFund – Service	2.52%	1,000.00	2,957.70	24.80	1,012.33	12.61
Real Estate UltraSector ProFund – Investor	1.60%	1,000.00	1,317.10	9.22	1,016.91	8.02
Real Estate UltraSector ProFund – Service	2.60%	1,000.00	1,310.70	14.94	1,011.93	13.01
Semiconductor UltraSector ProFund – Investor	1.85%	1,000.00	1,341.60	10.77	1,015.66	9.27
Semiconductor UltraSector ProFund – Service	2.85%	1,000.00	1,334.70	16.54	1,010.69	14.25

Expense Examples (unaudited) :: 71

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 2/1/16	Ending Account Value 7/31/16	Expenses Paid During Period*	Ending Account Value 7/31/16	Expenses Paid During Period*
Technology UltraSector ProFund – Investor	1.75%	$1,000.00	$1,196.50	$9.56	$1,016.16	$8.77
Technology UltraSector ProFund – Service	2.75%	1,000.00	1,190.40	14.98	1,011.19	13.75
Telecommunications UltraSector ProFund – Investor	1.64%	1,000.00	1,271.60	9.26	1,016.71	8.22
Telecommunications UltraSector ProFund – Service	2.64%	1,000.00	1,265.00	14.87	1,011.74	13.20
Utilities UltraSector ProFund – Investor	1.76%	1,000.00	1,246.00	9.83	1,016.11	8.82
Utilities UltraSector ProFund – Service	2.76%	1,000.00	1,239.90	15.37	1,011.14	13.80
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	825.90	8.08	1,016.01	8.92
Short Oil & Gas ProFund – Service	2.78%	1,000.00	821.90	12.59	1,011.04	13.90
Short Precious Metals ProFund – Investor	2.00%	1,000.00	406.30	6.99	1,014.92	10.02
Short Precious Metals ProFund – Service	3.00%	1,000.00	403.60	10.47	1,009.95	14.99
Short Real Estate ProFund – Investor	1.78%	1,000.00	809.40	8.01	1,016.01	8.92
Short Real Estate ProFund – Service	2.78%	1,000.00	805.50	12.48	1,011.04	13.90
U.S. Government Plus ProFund – Investor	1.25%	1,000.00	1,167.50	6.74	1,018.65	6.27
U.S. Government Plus ProFund – Service	2.25%	1,000.00	1,162.20	12.10	1,013.67	11.26
Rising Rates Opportunity 10 ProFund – Investor	1.75%	1,000.00	942.50	8.45	1,016.16	8.77
Rising Rates Opportunity 10 ProFund – Service	2.75%	1,000.00	937.80	13.25	1,011.19	13.75
Rising Rates Opportunity ProFund – Investor	1.45%	1,000.00	833.90	6.61	1,017.65	7.27
Rising Rates Opportunity ProFund – Service	2.45%	1,000.00	829.00	11.14	1,012.68	12.26
Rising U.S. Dollar ProFund – Investor	1.77%	1,000.00	951.20	8.59	1,016.06	8.87
Rising U.S. Dollar ProFund – Service	2.77%	1,000.00	946.70	13.41	1,011.09	13.85
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,030.20	8.99	1,016.01	8.92
Falling U.S. Dollar ProFund – Service	2.77%	1,000.00	1,026.10	13.95	1,011.09	13.85

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Schedules of Portfolio Investments

74 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (45.7%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.3%	931	$166,053
AbbVie, Inc. (Biotechnology)	0.3%	2,470	163,588
Allergan PLC* (Pharmaceuticals)*	0.2%	608	153,794
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.6%	456	350,568
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.6%	456	360,851
Altria Group, Inc. (Tobacco)	0.3%	3,002	203,235
Amazon.com, Inc.* (Internet & Catalog Retail)*	0.7%	589	446,939
Amgen, Inc. (Biotechnology)	0.3%	1,159	199,382
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.4%	8,379	873,175
AT&T, Inc. (Diversified Telecommunication Services)	0.6%	9,424	407,965
Bank of America Corp. (Banks)	0.4%	15,732	227,957
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	0.7%	2,869	413,911
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	2,565	191,888
Celgene Corp.* (Biotechnology)*	0.2%	1,178	132,160
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	2,888	295,962
Cisco Systems, Inc. (Communications Equipment)	0.4%	7,695	234,928
Citigroup, Inc. (Banks)	0.3%	4,484	196,444
Comcast Corp.—Class A (Media)	0.4%	3,705	249,162
CVS Health Corp. (Food & Staples Retailing)	0.2%	1,653	153,266
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	6,346	564,476
Facebook, Inc.—Class A* (Internet Software & Services)*	0.7%	3,534	438,005
General Electric Co. (Industrial Conglomerates)	0.7%	14,079	438,420
Gilead Sciences, Inc. (Biotechnology)	0.3%	2,033	161,563
Honeywell International, Inc. (Aerospace & Defense)	0.2%	1,159	134,826
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	7,220	251,689
International Business Machines Corp. (IT Services)	0.3%	1,349	216,676
Johnson & Johnson (Pharmaceuticals)	0.8%	4,218	528,221
JPMorgan Chase & Co. (Banks)	0.6%	5,605	358,552
MasterCard, Inc.—Class A (IT Services)	0.2%	1,482	141,146
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	1,349	158,710
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	2,147	188,143
Merck & Co., Inc. (Pharmaceuticals)	0.4%	4,237	248,542
Microsoft Corp. (Software)	1.1%	12,027	681,690
Oracle Corp. (Software)	0.3%	4,769	195,720
PepsiCo, Inc. (Beverages)	0.4%	2,204	240,060
Pfizer, Inc. (Pharmaceuticals)	0.5%	9,291	342,745
Philip Morris International, Inc. (Tobacco)	0.4%	2,375	238,118
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	2,242	140,304
Schlumberger, Ltd. (Energy Equipment & Services)	0.3%	2,128	171,346
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.2%	2,242	130,148
The Coca-Cola Co. (Beverages)	0.4%	5,966	260,296
The Home Depot, Inc. (Specialty Retail)	0.4%	1,900	262,655
The Procter & Gamble Co. (Household Products)	0.6%	4,066	348,009
The Walt Disney Co. (Media)	0.3%	2,280	218,766
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.3%	1,463	209,503
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	6,232	345,315
Visa, Inc.—Class A (IT Services)	0.4%	2,907	226,891
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.3%	2,337	170,531
Wells Fargo & Co. (Banks)	0.5%	7,068	339,052
Other Common Stocks	23.9%	259,693	15,044,912
TOTAL COMMON STOCKS (Cost $9,998,805)			28,816,258

Repurchase Agreements(a)(b) (53.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $34,003,771	$34,003,000	$34,003,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,003,000)		34,003,000
TOTAL INVESTMENT SECURITIES (Cost $44,001,805)—99.6%		62,819,258
Net other assets (liabilities)—0.4%		226,168
NET ASSETS—100.0%		$63,045,426

* Non-income producing security

See accompanying notes to the financial statements.

July 31, 2016 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 75

(a)   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,711,000.

(b)   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	85	9/19/16	$9,210,813	$263,867

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/29/16	0.60%	$21,069,953	$69,432
S&P 500	UBS AG	8/29/16	0.55%	3,859,725	12,730
				$24,929,678	$82,162

^ Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$746,886	1.2%
Air Freight & Logistics	206,501	0.3%
Airlines	150,038	0.2%
Auto Components	96,505	0.2%
Automobiles	158,328	0.3%
Banks	1,509,210	2.4%
Beverages	649,835	1.0%
Biotechnology	885,154	1.4%
Building Products	44,143	0.1%
Capital Markets	525,896	0.8%
Chemicals	592,011	0.9%
Commercial Services & Supplies	121,176	0.2%
Communications Equipment	292,319	0.5%
Construction & Engineering	27,191	NM
Construction Materials	45,164	0.1%
Consumer Finance	210,278	0.3%
Containers & Packaging	89,142	0.1%
Distributors	39,646	0.1%
Diversified Consumer Services	8,136	NM
Diversified Financial Services	614,982	1.0%
Diversified Telecommunication Services	811,062	1.3%
Electric Utilities	624,435	1.0%
Electrical Equipment	158,465	0.3%
Electronic Equipment, Instruments & Components	105,025	0.2%
Energy Equipment & Services	306,113	0.5%
Food & Staples Retailing	646,806	1.0%
Food Products	512,669	0.8%
Health Care Equipment & Supplies	790,724	1.3%
Health Care Providers & Services	780,038	1.2%
Health Care Technology	28,450	NM
Hotels, Restaurants & Leisure	488,314	0.8%
Household Durables	148,622	0.2%
Household Products	564,780	0.9%
Independent Power and Renewable Electricity Producers	19,010	NM
Industrial Conglomerates	630,368	1.0%
Insurance	744,772	1.2%
Internet & Catalog Retail	642,194	1.0%
Internet Software & Services	1,277,146	2.0%
IT Services	1,065,040	1.7%
Leisure Products	31,014	NM
Life Sciences Tools & Services	189,140	0.3%
Machinery	401,560	0.6%
Media	764,901	1.2%
Metals & Mining	108,705	0.2%
Multiline Retail	180,708	0.3%
Multi-Utilities	329,642	0.5%
Oil, Gas & Consumable Fuels	1,699,429	2.7%
Personal Products	31,772	0.1%
Pharmaceuticals	1,691,699	2.7%
Professional Services	89,292	0.1%
Real Estate Investment Trusts	914,906	1.5%
Real Estate Management & Development	12,973	NM
Road & Rail	235,107	0.4%
Semiconductors & Semiconductor Equipment	868,416	1.4%
Software	1,238,352	2.0%
Specialty Retail	764,274	1.2%
Technology Hardware, Storage & Peripherals	1,094,668	1.7%
Textiles, Apparel & Luxury Goods	236,012	0.4%
Tobacco	505,079	0.8%
Trading Companies & Distributors	50,069	0.1%
Water Utilities	21,966	NM
Other**	34,229,168	54.3%
Total	$63,045,426	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

76 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (40.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,632	$21,852
A.O. Smith Corp. (Building Products)	1,122	104,222
Aaron’s, Inc. (Specialty Retail)	918	21,986
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,020	21,124
ABIOMED, Inc.* (Health Care Equipment & Supplies)	612	72,198
ACI Worldwide, Inc.* (Software)	1,734	34,351
Acxiom Corp.* (IT Services)	1,122	25,750
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,588	65,774
AECOM Technology Corp.* (Construction & Engineering)	2,244	79,639
AGCO Corp. (Machinery)	1,020	49,123
Akorn, Inc.* (Pharmaceuticals)	1,224	41,898
Alexander & Baldwin, Inc. (Real Estate Management & Development)	714	28,132
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,122	126,001
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,122	100,026
Alleghany Corp.* (Insurance)	204	110,874
Allegheny Technologies, Inc. (Metals & Mining)	1,632	29,066
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,754	38,886
AMC Networks, Inc.*—Class A (Media)	918	50,820
American Campus Communities, Inc. (Real Estate Investment Trusts)	1,938	104,788
American Eagle Outfitters, Inc. (Specialty Retail)	2,448	43,868
American Financial Group, Inc. (Insurance)	1,020	74,562
AmSurg Corp.* (Health Care Providers & Services)	816	61,208
ANSYS, Inc.* (Software)	1,326	118,491
AptarGroup, Inc. (Containers & Packaging)	918	71,769
Aqua America, Inc. (Water Utilities)	2,652	91,865
ARRIS International PLC* (Communications Equipment)	2,652	72,240
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,326	88,166
Ascena Retail Group, Inc.* (Specialty Retail)	2,550	20,732
Ashland, Inc. (Chemicals)	918	103,954
Aspen Insurance Holdings, Ltd. (Insurance)	918	42,191
Associated Banc-Corp. (Banks)	2,244	41,738
Atmos Energy Corp. (Gas Utilities)	1,530	122,080
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,938	79,652
Avon Products, Inc. (Personal Products)	6,528	26,569
BancorpSouth, Inc. (Banks)	1,224	29,156
Bank of Hawaii Corp. (Banks)	612	42,179
Bank of the Ozarks, Inc. (Banks)	1,224	44,052
BE Aerospace, Inc. (Aerospace & Defense)	1,530	73,188
Belden, Inc. (Electronic Equipment, Instruments & Components)	612	44,805
Bemis Co., Inc. (Containers & Packaging)	1,428	72,885
Big Lots, Inc. (Multiline Retail)	612	32,546
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	306	44,398
Bio-Techne Corp. (Life Sciences Tools & Services)	510	57,334
Black Hills Corp. (Multi-Utilities)	816	51,449
Brinker International, Inc. (Hotels, Restaurants & Leisure)	816	38,466
Broadridge Financial Solutions, Inc. (IT Services)	1,734	117,357
Brocade Communications Systems, Inc. (Communications Equipment)	6,936	64,505
Brown & Brown, Inc. (Insurance)	1,734	63,568
Brunswick Corp. (Leisure Products)	1,326	65,796
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	306	51,396
Cabela’s, Inc.*—Class A (Specialty Retail)	714	36,864
Cable One, Inc. (Media)	102	53,436
Cabot Corp. (Chemicals)	918	44,697
Cadence Design Systems, Inc.* (Software)	4,488	107,936
CalAtlantic Group, Inc. (Household Durables)	1,122	40,628
Camden Property Trust (Real Estate Investment Trusts)	1,326	118,796
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,224	36,206
Carlisle Cos., Inc. (Industrial Conglomerates)	918	94,820
Carpenter Technology Corp. (Metals & Mining)	714	28,025
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	714	72,293
Casey’s General Stores, Inc. (Food & Staples Retailing)	612	81,726
Catalent, Inc.* (Pharmaceuticals)	1,632	41,681
Cathay General Bancorp (Banks)	1,122	33,638
CBOE Holdings, Inc. (Diversified Financial Services)	1,224	84,211
CDK Global, Inc. (Software)	2,346	135,576
CEB, Inc. (Professional Services)	510	30,620
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	714	62,782
Chico’s FAS, Inc. (Specialty Retail)	1,938	23,275
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	204	26,751
Ciena Corp.* (Communications Equipment)	1,938	37,190
Cinemark Holdings, Inc. (Media)	1,530	57,528
CLARCOR, Inc. (Machinery)	714	44,454
Clean Harbors, Inc.* (Commercial Services & Supplies)	816	41,959
CNO Financial Group, Inc. (Insurance)	2,652	46,065
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,224	55,288
Commerce Bancshares, Inc. (Banks)	1,224	57,883
Commercial Metals Co. (Metals & Mining)	1,734	28,680
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,040	63,403
Community Health Systems, Inc.* (Health Care Providers & Services)	1,632	20,841
CommVault Systems, Inc.* (Software)	612	31,665
Compass Minerals International, Inc. (Metals & Mining)	510	35,491
Computer Sciences Corp. (IT Services)	2,040	97,573
comScore, Inc.* (Internet Software & Services)	714	18,528
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	3,468	67,210
Convergys Corp. (IT Services)	1,428	38,056
Copart, Inc.* (Commercial Services & Supplies)	1,530	77,172
CoreLogic, Inc.* (IT Services)	1,326	53,411
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,428	42,783

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 77

Common Stocks, continued

	Shares	Value
Corrections Corp. of America (Real Estate Investment Trusts)	1,734	$55,575
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	408	64,223
Crane Co. (Machinery)	714	44,482
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,530	43,758
CST Brands, Inc. (Specialty Retail)	1,122	50,176
Cullen/Frost Bankers, Inc. (Banks)	816	55,398
Curtiss-Wright Corp. (Aerospace & Defense)	714	63,539
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,692	54,615
Dana Holding Corp. (Auto Components)	2,244	30,608
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,326	66,592
Dean Foods Co. (Food Products)	1,326	24,478
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	510	33,665
Deluxe Corp. (Commercial Services & Supplies)	714	48,259
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	5,202	15,086
DeVry Education Group, Inc. (Diversified Consumer Services)	816	18,172
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,326	68,010
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,020	28,805
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	714	105,171
Domtar Corp. (Paper & Forest Products)	918	36,142
Donaldson Co., Inc. (Machinery)	1,836	66,335
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,142	81,482
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,020	41,789
Dril-Quip, Inc.* (Energy Equipment & Services)	612	33,311
DST Systems, Inc. (IT Services)	510	62,898
Duke Realty Corp. (Real Estate Investment Trusts)	5,202	149,765
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,326	60,081
Eagle Materials, Inc. (Construction Materials)	714	59,940
East West Bancorp, Inc. (Banks)	2,142	73,298
Eaton Vance Corp. (Capital Markets)	1,734	65,563
Edgewell Personal Care Co.* (Personal Products)	918	77,672
Education Realty Trust, Inc. (Real Estate Investment Trusts)	1,020	49,103
EMCOR Group, Inc. (Construction & Engineering)	918	51,133
Endurance Specialty Holdings, Ltd. (Insurance)	918	62,084
Energen Corp. (Oil, Gas & Consumable Fuels)	1,428	67,658
Energizer Holdings, Inc. (Household Products)	918	47,305
Ensco PLC ADR—Class A (Energy Equipment & Services)	4,488	41,155
EPR Properties (Real Estate Investment Trusts)	918	77,130
Equity One, Inc. (Real Estate Investment Trusts)	1,326	44,116
Esterline Technologies Corp.* (Aerospace & Defense)	408	24,819
Everest Re Group, Ltd. (Insurance)	612	115,675
F.N.B. Corp. (Banks)	3,162	37,786
FactSet Research Systems, Inc. (Diversified Financial Services)	612	105,240
Fair Isaac Corp. (Software)	510	64,586
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,734	34,229
Federated Investors, Inc.—Class B (Capital Markets)	1,428	45,082
FEI Co. (Electronic Equipment, Instruments & Components)	612	65,129
First American Financial Corp. (Insurance)	1,632	68,234
First Horizon National Corp. (Banks)	3,468	50,494
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,734	51,101
FirstMerit Corp. (Banks)	2,448	51,971
Flowers Foods, Inc. (Food Products)	2,754	50,646
Fortinet, Inc.* (Software)	2,142	74,306
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	612	19,339
FTI Consulting, Inc.* (Professional Services)	612	26,218
Fulton Financial Corp. (Banks)	2,550	34,808
GameStop Corp.—Class A (Specialty Retail)	1,530	47,354
Gartner, Inc.* (IT Services)	1,224	122,707
GATX Corp. (Trading Companies & Distributors)	612	27,375
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	816	52,836
Gentex Corp. (Auto Components)	4,284	75,698
Genworth Financial, Inc.*—Class A (Insurance)	7,446	21,296
Graco, Inc. (Machinery)	816	60,392
Graham Holdings Co.—Class B (Diversified Consumer Services)	102	51,330
Granite Construction, Inc. (Construction & Engineering)	612	30,465
Great Plains Energy, Inc. (Electric Utilities)	2,346	69,864
Greif, Inc.—Class A (Containers & Packaging)	408	16,373
GUESS?, Inc. (Specialty Retail)	918	13,513
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,836	53,409
Halyard Health, Inc.* (Health Care Equipment & Supplies)	714	24,697
Hancock Holding Co. (Banks)	1,122	32,527
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,632	50,674
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,530	55,325
Helen of Troy, Ltd.* (Household Durables)	408	40,641
Herman Miller, Inc. (Commercial Services & Supplies)	918	30,083
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,428	79,568
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	816	43,599
HNI Corp. (Commercial Services & Supplies)	612	31,904
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,652	67,414
Hospitality Properties Trust (Real Estate Investment Trusts)	2,244	71,606
HSN, Inc. (Internet & Catalog Retail)	510	26,092
Hubbell, Inc. (Electrical Equipment)	816	87,989
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	714	123,221
IDACORP, Inc. (Electric Utilities)	714	57,727
IDEX Corp. (Machinery)	1,122	100,745

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,326	$124,366
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	2,244	76,835
Ingredion, Inc. (Food Products)	1,122	149,495
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,040	44,860
InterDigital, Inc. (Communications Equipment)	510	30,116
International Bancshares Corp. (Banks)	816	22,375
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	408	13,778
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	2,040	31,171
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	510	42,988
ITT, Inc. (Machinery)	1,326	42,047
J.C. Penney Co., Inc.* (Multiline Retail)	4,590	44,340
j2 Global, Inc. (Internet Software & Services)	714	47,724
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2,856	58,120
Jack Henry & Associates, Inc. (IT Services)	1,224	109,242
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	510	45,079
Janus Capital Group, Inc. (Capital Markets)	2,142	32,344
JetBlue Airways Corp.* (Airlines)	4,794	87,874
John Wiley & Sons, Inc.—Class A (Media)	714	41,198
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	714	78,161
Joy Global, Inc. (Machinery)	1,428	39,456
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,938	42,035
KB Home (Household Durables)	1,224	19,217
KBR, Inc. (Construction & Engineering)	2,142	30,031
Kemper Corp. (Insurance)	714	24,469
Kennametal, Inc. (Machinery)	1,224	30,429
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,550	74,562
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,326	97,076
Kirby Corp.* (Marine)	816	44,464
KLX, Inc.* (Aerospace & Defense)	816	26,357
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,326	17,821
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	1,224	83,061
Lancaster Colony Corp. (Food Products)	306	39,768
Landstar System, Inc. (Road & Rail)	612	43,140
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,734	47,772
Leidos Holdings, Inc. (IT Services)	918	45,909
Lennox International, Inc. (Building Products)	612	95,962
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	918	33,663
Liberty Property Trust (Real Estate Investment Trusts)	2,142	88,636
LifePoint Health, Inc.* (Health Care Providers & Services)	612	36,218
Lincoln Electric Holdings, Inc. (Machinery)	918	56,971
LivaNova PLC* (Health Care Equipment & Supplies)	612	31,855
Live Nation Entertainment, Inc.* (Media)	2,142	58,734
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,142	43,268
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,326	37,393
Manhattan Associates, Inc.* (Software)	1,122	65,132
ManpowerGroup, Inc. (Professional Services)	1,020	70,788
MarketAxess Holdings, Inc. (Diversified Financial Services)	510	82,447
MAXIMUS, Inc. (IT Services)	918	54,089
MB Financial, Inc. (Banks)	1,020	39,158
MDU Resources Group, Inc. (Multi-Utilities)	2,958	71,139
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,570	56,049
MEDNAX, Inc.* (Health Care Providers & Services)	1,428	98,403
Mentor Graphics Corp. (Software)	1,530	32,681
Mercury General Corp. (Insurance)	510	28,239
Meredith Corp. (Media)	612	33,342
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	408	167,773
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,734	67,625
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,122	118,954
Minerals Technologies, Inc. (Chemicals)	510	33,283
Molina Healthcare, Inc.* (Health Care Providers & Services)	612	34,768
MSA Safety, Inc. (Commercial Services & Supplies)	510	28,499
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	714	51,287
MSCI, Inc.—Class A (Diversified Financial Services)	1,326	114,088
Murphy USA, Inc.* (Specialty Retail)	510	39,086
Nabors Industries, Ltd. (Energy Equipment & Services)	4,182	37,638
National Fuel Gas Co. (Gas Utilities)	1,224	69,168
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,530	43,880
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,142	113,869
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,836	60,533
NetScout Systems, Inc.* (Communications Equipment)	1,428	39,955
NeuStar, Inc.*—Class A (IT Services)	816	20,555
New Jersey Resources Corp. (Gas Utilities)	1,326	49,380
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,242	104,647
NewMarket Corp. (Chemicals)	102	43,650
Noble Corp. PLC (Energy Equipment & Services)	3,672	27,099
Nordson Corp. (Machinery)	816	72,045
NOW, Inc.* (Trading Companies & Distributors)	1,632	29,882
NVR, Inc.* (Household Durables)	102	173,910
Oceaneering International, Inc. (Energy Equipment & Services)	1,428	39,813
Office Depot, Inc.* (Specialty Retail)	7,344	25,410
OGE Energy Corp. (Electric Utilities)	2,958	95,159
Oil States International, Inc.* (Energy Equipment & Services)	816	25,231

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc.* (Road & Rail)	1,020	$71,053
Old Republic International Corp. (Insurance)	3,672	71,163
Olin Corp. (Chemicals)	2,448	51,163
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,448	84,456
ONE Gas, Inc. (Gas Utilities)	816	53,007
Orbital ATK, Inc. (Aerospace & Defense)	918	79,976
Oshkosh Corp. (Machinery)	1,122	61,811
Owens & Minor, Inc. (Health Care Providers & Services)	918	32,782
Packaging Corp. of America (Containers & Packaging)	1,428	106,658
PacWest Bancorp (Banks)	1,734	71,700
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	306	67,112
PAREXEL International Corp.* (Life Sciences Tools & Services)	816	54,550
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,244	43,510
Plantronics, Inc. (Communications Equipment)	510	24,602
PNM Resources, Inc. (Electric Utilities)	1,224	42,057
Polaris Industries, Inc. (Leisure Products)	918	90,653
Polycom, Inc.* (Communications Equipment)	2,040	25,276
PolyOne Corp. (Chemicals)	1,224	42,926
Pool Corp. (Distributors)	612	62,595
Post Holdings, Inc.* (Food Products)	918	79,563
Post Properties, Inc. (Real Estate Investment Trusts)	816	51,889
Potlatch Corp. (Real Estate Investment Trusts)	612	23,409
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	816	43,656
Primerica, Inc. (Insurance)	714	36,778
PrivateBancorp, Inc. (Banks)	1,224	54,101
Prosperity Bancshares, Inc. (Banks)	1,020	52,112
PTC, Inc.* (Software)	1,734	68,892
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	3,570	64,974
Questar Corp. (Gas Utilities)	2,652	66,751
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,162	56,663
Rackspace Hosting, Inc.* (Internet Software & Services)	1,632	38,238
Raymond James Financial, Inc. (Capital Markets)	1,836	100,796
Rayonier, Inc. (Real Estate Investment Trusts)	1,836	49,976
Regal Beloit Corp. (Electrical Equipment)	714	43,561
Regency Centers Corp. (Real Estate Investment Trusts)	1,530	129,943
Reinsurance Group of America, Inc. (Insurance)	918	91,112
Reliance Steel & Aluminum Co. (Metals & Mining)	1,122	88,010
RenaissanceRe Holdings, Ltd. (Insurance)	612	71,922
ResMed, Inc. (Health Care Equipment & Supplies)	2,142	147,540
Restoration Hardware Holdings, Inc.* (Specialty Retail)	612	18,856
Rollins, Inc. (Commercial Services & Supplies)	1,428	40,241
Rowan Cos. PLC—Class A (Energy Equipment & Services)	1,836	27,981
Royal Gold, Inc. (Metals & Mining)	1,020	86,231
RPM International, Inc. (Chemicals)	1,938	105,156
Science Applications International Corp. (IT Services)	612	37,185
SEI Investments Co. (Capital Markets)	2,040	91,800
Senior Housing Properties Trust (Real Estate Investment Trusts)	3,570	79,290
Sensient Technologies Corp. (Chemicals)	714	52,715
Service Corp. International (Diversified Consumer Services)	2,856	79,169
Signature Bank* (Banks)	816	98,115
Silgan Holdings, Inc. (Containers & Packaging)	612	30,343
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	612	32,607
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,938	46,551
SLM Corp.* (Consumer Finance)	6,426	46,203
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,020	27,673
Snyder’s-Lance, Inc. (Food Products)	1,224	41,934
Sonoco Products Co. (Containers & Packaging)	1,530	77,923
Sotheby’s—Class A (Diversified Consumer Services)	816	26,430
Southwest Gas Corp. (Gas Utilities)	714	55,335
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	714	73,092
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,142	49,544
Steel Dynamics, Inc. (Metals & Mining)	3,672	98,482
STERIS PLC (Health Care Equipment & Supplies)	1,326	94,080
Stifel Financial Corp.* (Capital Markets)	1,020	36,057
Superior Energy Services, Inc. (Energy Equipment & Services)	2,244	35,837
SUPERVALU, Inc.* (Food & Staples Retailing)	3,978	19,413
SVB Financial Group* (Banks)	816	81,942
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	510	26,495
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	408	41,016
Synopsys, Inc.* (Software)	2,244	121,535
Synovus Financial Corp. (Banks)	1,836	55,888
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	918	12,485
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,428	59,605
Taubman Centers, Inc. (Real Estate Investment Trusts)	918	74,285
TCF Financial Corp. (Banks)	2,550	34,655
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	510	39,744
Teledyne Technologies, Inc.* (Aerospace & Defense)	510	53,550
Teleflex, Inc. (Health Care Equipment & Supplies)	612	110,350
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,428	44,968
Tempur Sealy International, Inc.* (Household Durables)	918	69,428
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,530	46,833
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,060	60,435
Terex Corp. (Machinery)	1,632	39,396

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	918	$43,348
The Boston Beer Co., Inc.*—Class A (Beverages)	102	18,654
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	714	36,935
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	714	130,284
The Hain Celestial Group, Inc.* (Food Products)	1,530	80,769
The Hanover Insurance Group, Inc. (Insurance)	612	50,392
The New York Times Co.—Class A (Media)	1,836	23,831
The Scotts Miracle-Gro Co.—Class A (Chemicals)	714	52,658
The Timken Co. (Machinery)	1,020	34,119
The Toro Co. (Machinery)	816	75,031
The Ultimate Software Group, Inc.* (Software)	408	85,313
The Valspar Corp. (Chemicals)	1,122	119,459
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,162	30,545
The WhiteWave Foods Co.* (Food Products)	2,652	147,159
Thor Industries, Inc. (Automobiles)	714	54,650
Time, Inc. (Media)	1,530	24,985
Toll Brothers, Inc.* (Household Durables)	2,244	62,854
Tootsie Roll Industries, Inc. (Food Products)	306	11,362
TreeHouse Foods, Inc.* (Food Products)	816	84,203
TRI Pointe Group, Inc.* (Household Durables)	2,142	28,810
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,774	99,785
Trinity Industries, Inc. (Machinery)	2,244	52,083
Triumph Group, Inc. (Aerospace & Defense)	714	22,013
Trustmark Corp. (Banks)	1,020	26,622
Tupperware Brands Corp. (Household Durables)	714	44,754
Tyler Technologies, Inc.* (Software)	510	83,140
UGI Corp. (Gas Utilities)	2,550	115,413
Umpqua Holdings Corp. (Banks)	3,264	49,711
United Natural Foods, Inc.* (Food & Staples Retailing)	714	35,686
United States Steel Corp. (Metals & Mining)	2,142	58,884
United Therapeutics Corp.* (Biotechnology)	714	86,401
Urban Edge Properties (Real Estate Investment Trusts)	1,428	42,711
Valley National Bancorp (Banks)	3,366	30,530
Valmont Industries, Inc. (Construction & Engineering)	306	40,071
VCA, Inc.* (Health Care Providers & Services)	1,224	87,320
Vectren Corp. (Multi-Utilities)	1,224	63,318
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,632	31,269
ViaSat, Inc.* (Communications Equipment)	714	52,715
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,040	27,193
Vista Outdoor, Inc.* (Leisure Products)	918	45,946
W.R. Berkley Corp. (Insurance)	1,428	83,095
Wabtec Corp. (Machinery)	1,326	90,831
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,224	22,350
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,326	33,150
Watsco, Inc. (Trading Companies & Distributors)	408	58,768
WebMD Health Corp.* (Internet Software & Services)	612	37,338
Webster Financial Corp. (Banks)	1,326	47,683
Weingarten Realty Investors (Real Estate Investment Trusts)	1,734	74,891
WellCare Health Plans, Inc.* (Health Care Providers & Services)	612	65,362
Werner Enterprises, Inc. (Road & Rail)	714	17,936
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,122	90,074
Westar Energy, Inc. (Electric Utilities)	2,142	119,030
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,020	21,267
WEX, Inc.* (IT Services)	612	57,332
WGL Holdings, Inc. (Gas Utilities)	714	50,544
Williams-Sonoma, Inc. (Specialty Retail)	1,224	66,194
WisdomTree Investments, Inc. (Capital Markets)	1,734	17,236
Woodward, Inc. (Machinery)	816	47,769
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,020	48,552
Worthington Industries, Inc. (Metals & Mining)	714	31,637
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	2,754	34,921
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,182	41,778
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	816	43,256
TOTAL COMMON STOCKS (Cost $18,084,257)		22,891,218

Repurchase Agreements(a)(b) (58.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $33,144,751	$33,144,000	$33,144,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,144,000)		33,144,000
TOTAL INVESTMENT SECURITIES (Cost $51,228,257)—98.3%		56,035,218
Net other assets (liabilities)—1.7%		980,981
NET ASSETS—100.0%		$57,016,199

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $4,069,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	15	9/19/16	$2,334,600	$52,997

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/29/16	0.50%	$16,397,486	$109,929
S&P MidCap 400	UBS AG	8/29/16	0.75%	15,402,003	109,147
				$31,799,489	$219,076

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mid-Cap ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$466,663	0.8%
Airlines	87,874	0.2%
Auto Components	106,306	0.2%
Automobiles	54,650	0.1%
Banks	1,249,521	2.2%
Beverages	18,654	NM
Biotechnology	86,401	0.2%
Building Products	200,184	0.4%
Capital Markets	411,228	0.7%
Chemicals	649,660	1.1%
Commercial Services & Supplies	354,780	0.6%
Communications Equipment	346,599	0.6%
Construction & Engineering	231,339	0.4%
Construction Materials	59,940	0.1%
Consumer Finance	46,203	0.1%
Containers & Packaging	375,951	0.7%
Distributors	62,595	0.1%
Diversified Consumer Services	175,101	0.3%
Diversified Financial Services	385,986	0.7%
Electric Utilities	434,511	0.8%
Electrical Equipment	131,550	0.2%
Electronic Equipment, Instruments & Components	929,509	1.6%
Energy Equipment & Services	311,575	0.5%
Food & Staples Retailing	186,369	0.3%
Food Products	709,377	1.2%
Gas Utilities	581,677	1.0%
Health Care Equipment & Supplies	969,068	1.7%
Health Care Providers & Services	483,735	0.8%
Health Care Technology	38,886	0.1%
Hotels, Restaurants & Leisure	582,886	1.0%
Household Durables	480,242	0.8%
Household Products	47,305	0.1%
Independent Power and Renewable Electricity Producers	12,485	NM
Industrial Conglomerates	94,820	0.2%
Insurance	1,061,720	1.9%
Internet & Catalog Retail	26,092	NM
Internet Software & Services	141,828	0.2%
IT Services	842,064	1.5%
Leisure Products	202,395	0.4%
Life Sciences Tools & Services	386,837	0.7%
Machinery	1,007,518	1.8%
Marine	44,464	0.1%
Media	385,663	0.7%
Metals & Mining	484,506	0.8%
Multiline Retail	76,886	0.1%
Multi-Utilities	185,906	0.3%
Oil, Gas & Consumable Fuels	475,021	0.8%
Paper & Forest Products	79,410	0.1%
Personal Products	104,241	0.2%
Pharmaceuticals	127,235	0.2%
Professional Services	127,626	0.2%
Real Estate Investment Trusts	2,694,619	4.9%
Real Estate Management & Development	106,293	0.2%
Road & Rail	184,965	0.3%
Semiconductors & Semiconductor Equipment	461,569	0.8%
Software	1,023,604	1.8%
Specialty Retail	496,448	0.9%
Technology Hardware, Storage & Peripherals	144,853	0.3%
Textiles, Apparel & Luxury Goods	213,883	0.4%
Thrifts & Mortgage Finance	137,797	0.2%
Trading Companies & Distributors	167,312	0.3%
Water Utilities	91,865	0.2%
Wireless Telecommunication Services	44,968	0.1%
Other**	34,124,981	59.8%
Total	$57,016,199	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

82 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (34.3%)

	Percentage of Net Assets	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	6,873	$47,149
ALLETE, Inc. (Electric Utilities)	0.1%	522	33,330
American Eagle Outfitters, Inc. (Specialty Retail)	0.1%	1,827	32,741
Aspen Technology, Inc.* (Software)*	0.1%	870	36,443
B&G Foods, Inc.—Class A (Food Products)	0.1%	696	35,907
Black Hills Corp. (Multi-Utilities)	0.1%	522	32,912
Blackbaud, Inc. (Software)	0.1%	522	34,895
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	696	33,819
CLARCOR, Inc. (Machinery)	0.1%	522	32,500
CNO Financial Group, Inc. (Insurance)	0.1%	1,914	33,246
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	435	38,711
Deluxe Corp. (Commercial Services & Supplies)	0.1%	522	35,282
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	0.1%	783	37,450
Dycom Industries, Inc.* (Construction & Engineering)*	0.1%	348	32,730
Education Realty Trust, Inc. (Real Estate Investment Trusts)	0.1%	696	33,504
EMCOR Group, Inc. (Construction & Engineering)	0.1%	609	33,922
EPAM Systems, Inc.* (IT Services)*	0.1%	522	36,665
Fair Isaac Corp. (Software)	0.1%	348	44,070
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	0.1%	1,218	35,893
FirstMerit Corp. (Banks)	0.1%	1,740	36,939
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	0.1%	4,437	44,325
GrubHub, Inc.* (Internet Software & Services)*	0.1%	870	32,990
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	0.1%	1,131	40,896
HealthSouth Corp. (Health Care Providers & Services)	0.1%	957	41,199
Horizon Pharma PLC* (Pharmaceuticals)*	0.1%	1,740	33,564
IDACORP, Inc. (Electric Utilities)	0.1%	522	42,205
Investors Bancorp, Inc. (Banks)	0.1%	3,132	35,580
j2 Global, Inc. (Internet Software & Services)	0.1%	522	34,891
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.1%	261	32,630
MAXIMUS, Inc. (IT Services)	0.1%	696	41,008
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	0.1%	2,523	39,610
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	1,218	47,503
National Health Investors, Inc. (Real Estate Investment Trusts)	0.1%	435	34,177
Olin Corp. (Chemicals)	0.1%	1,740	36,367
ONE Gas, Inc. (Gas Utilities)	0.1%	522	33,909
PAREXEL International Corp.* (Life Sciences Tools & Services)*	0.1%	522	34,896
Portland General Electric Co. (Electric Utilities)	0.1%	957	41,792
PrivateBancorp, Inc. (Banks)	0.1%	870	38,453
Proofpoint, Inc.* (Software)*	0.1%	435	33,002
Prosperity Bancshares, Inc. (Banks)	0.1%	696	35,559
Southwest Gas Corp. (Gas Utilities)	0.1%	522	40,455
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	348	34,985
Take-Two Interactive Software, Inc.* (Software)*	0.1%	870	34,956
Teledyne Technologies, Inc.* (Aerospace & Defense)*	0.1%	348	36,540
Tenneco, Inc.* (Auto Components)*	0.1%	609	34,420
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.1%	696	32,866
Umpqua Holdings Corp. (Banks)	0.1%	2,349	35,774
Webster Financial Corp. (Banks)	0.1%	957	34,414
WGL Holdings, Inc. (Gas Utilities)	0.1%	522	36,952
Other Common Stocks	30.7%	951,753	15,205,703
TOTAL COMMON STOCKS (Cost $15,819,272)			16,999,729

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)		4,947	—
Dyax Corp. CVR*+^(b) (Biotechnology)		198	220
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)		2,910	7,333
Trius Therapeutics, Inc.*+^(a) (Biotechnology)		357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)			7,553

See accompanying notes to the financial statements.

July 31, 2016 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 83

Repurchase Agreements(d)(e) (47.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $23,620,535	$23,620,000	$23,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,620,000)		23,620,000
TOTAL INVESTMENT SECURITIES (Cost $39,446,605)—82.0%		40,627,282
Net other assets (liabilities)—18.0%		8,899,738
NET ASSETS—100.0%		$49,527,020

+            These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2016, these securities represented 0.015% of the net assets of the Fund.

*            Non-income producing security

^             The advisor has deemed these securities to be illiquid. As of July 31, 2016, these securities represented 0.015% of the net assets of the Fund.

(a)    Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)    Rights entitle the Fund to cash if the company received U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)     Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,497,000.

(e)     The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	41	9/19/16	$4,987,240	$131,224

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/29/16	0.20%	$9,764,945	$(5,283)
Russell 2000 Index	UBS AG	8/29/16	0.20%	17,807,446	(1,564)
				$27,572,391	$(6,847)

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$243,776	0.5%
Air Freight & Logistics	94,278	0.2%
Airlines	45,249	0.1%
Auto Components	189,114	0.4%
Automobiles	8,268	NM
Banks	1,476,741	3.0%
Biotechnology	964,707	1.9%
Building Products	187,894	0.4%
Capital Markets	193,186	0.4%
Chemicals	412,719	0.8%
Commercial Services & Supplies	382,846	0.8%
Communications Equipment	330,858	0.7%
Construction & Engineering	162,110	0.3%
Construction Materials	32,714	0.1%
Consumer Finance	93,430	0.2%
Containers & Packaging	13,965	NM
Distributors	25,557	0.1%
Diversified Consumer Services	167,793	0.3%
Diversified Financial Services	22,982	NM
Diversified Telecommunication Services	116,220	0.2%
Electric Utilities	220,267	0.4%
Electrical Equipment	113,696	0.2%
Electronic Equipment, Instruments & Components	461,263	0.9%
Energy Equipment & Services	183,489	0.4%
Food & Staples Retailing	84,256	0.2%
Food Products	161,815	0.3%
Gas Utilities	218,589	0.4%
Health Care Equipment & Supplies	524,318	1.1%
Health Care Providers & Services	386,523	0.8%
Health Care Technology	105,296	0.2%
Hotels, Restaurants & Leisure	423,613	0.9%
Household Durables	202,780	0.4%
Household Products	29,345	0.1%
Independent Power and Renewable Electricity Producers	133,556	0.3%
Industrial Conglomerates	9,031	NM
Insurance	315,011	0.6%
Internet & Catalog Retail	97,298	0.2%
Internet Software & Services	455,578	0.9%
IT Services	393,139	0.8%
Leisure Products	41,709	0.1%

See accompanying notes to the financial statements.

84 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2016

	Value	% of Net Assets
Life Sciences Tools & Services	$138,710	0.3%
Machinery	521,793	1.1%
Marine	27,487	0.1%
Media	351,792	0.7%
Metals & Mining	240,667	0.5%
Multiline Retail	42,232	0.1%
Multi-Utilities	94,894	0.2%
Oil, Gas & Consumable Fuels	382,443	0.8%
Paper & Forest Products	83,424	0.2%
Personal Products	24,666	NM
Pharmaceuticals	394,481	0.8%
Professional Services	214,001	0.4%
Real Estate Investment Trusts	1,728,588	3.4%
Real Estate Management & Development	70,617	0.1%
Road & Rail	102,994	0.2%
Semiconductors & Semiconductor Equipment	667,584	1.3%
Software	814,847	1.6%
Specialty Retail	451,748	0.9%
Technology Hardware, Storage & Peripherals	128,717	0.3%
Textiles, Apparel & Luxury Goods	157,874	0.3%
Thrifts & Mortgage Finance	346,413	0.7%
Tobacco	36,620	0.1%
Trading Companies & Distributors	176,574	0.4%
Transportation Infrastructure	8,944	NM
Water Utilities	36,399	0.1%
Wireless Telecommunication Services	37,794	0.1%
Other**	32,519,738	65.7%
Total	$49,527,020	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 85

Common Stocks (43.3%)

	Shares		Value
Activision Blizzard, Inc. (Software)	3,300		$132,528
Adobe Systems, Inc.* (Software)	2,244		219,598
Akamai Technologies, Inc.* (Internet Software & Services)	792		40,020
Alexion Pharmaceuticals, Inc.* (Biotechnology)	990		127,314
Alphabet, Inc.*—Class A (Internet Software & Services)	1,320		1,044,569
Alphabet, Inc.*—Class C (Internet Software & Services)	1,540		1,183,936
Amazon.com, Inc.* (Internet & Catalog Retail)	2,112		1,602,607
American Airlines Group, Inc. (Airlines)	2,574		91,377
Amgen, Inc. (Biotechnology)	3,366		579,053
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,364		87,064
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,464		2,549,394
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,862		127,822
Autodesk, Inc.* (Software)	1,012		60,163
Automatic Data Processing, Inc. (IT Services)	2,024		180,035
Baidu, Inc.* ADR (Internet Software & Services)	1,232		196,627
Bed Bath & Beyond, Inc. (Specialty Retail)	682		30,656
Biogen, Inc.* (Biotechnology)	968		280,652
BioMarin Pharmaceutical, Inc.* (Biotechnology)	726		72,179
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	1,738		281,521
CA, Inc. (Software)	1,870		64,796
Celgene Corp.* (Biotechnology)	3,454		387,504
Cerner Corp.* (Health Care Technology)	1,518		94,708
Charter Communications, Inc.*—Class A (Media)	1,210		284,193
Check Point Software Technologies, Ltd.* (Software)	770		59,198
Cisco Systems, Inc. (Communications Equipment)	22,462		685,765
Citrix Systems, Inc.* (Software)	682		60,787
Cognizant Technology Solutions Corp.* (IT Services)	2,706		155,568
Comcast Corp.—Class A (Media)	10,802		726,434
CommerceHub, Inc.*—Series A (Internet Software & Services)	—	†	6
CommerceHub, Inc.*—Series C (Internet Software & Services)	1		11
Costco Wholesale Corp. (Food & Staples Retailing)	1,958		327,417
CSX Corp. (Road & Rail)	4,268		120,913
Ctrip.com International, Ltd.* ADR (Internet & Catalog Retail)	1,672		73,016
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,056		67,626
Discovery Communications, Inc.*—Class A (Media)	682		17,111
Discovery Communications, Inc.*—Class C (Media)	1,100		26,994
DISH Network Corp.*—Class A (Media)	1,012		54,061
Dollar Tree, Inc.* (Multiline Retail)	1,056		101,682
eBay, Inc.* (Internet Software & Services)	5,126		159,726
Electronic Arts, Inc.* (Software)	1,342		102,421
Expedia, Inc. (Internet & Catalog Retail)	616		71,856
Express Scripts Holding Co.* (Health Care Providers & Services)	2,816		214,213
Facebook, Inc.*—Class A (Internet Software & Services)	10,318		1,278,812
Fastenal Co. (Trading Companies & Distributors)	1,298		55,490
Fiserv, Inc.* (IT Services)	990		109,256
Gilead Sciences, Inc. (Biotechnology)	5,940		472,052
Henry Schein, Inc.* (Health Care Providers & Services)	374		67,687
Illumina, Inc.* (Life Sciences Tools & Services)	660		109,791
Incyte Corp.* (Biotechnology)	836		75,416
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,098		735,476
Intuit, Inc. (Software)	1,144		126,973
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	176		122,454
JD.com, Inc.* ADR (Internet & Catalog Retail)	4,048		87,639
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	704		63,198
Liberty Global PLC*—Class A (Media)	1,276		40,462
Liberty Global PLC*—Class C (Media)	2,926		90,560
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,024		54,263
Liberty Ventures* (Internet & Catalog Retail)	594		22,400
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,078		64,669
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,144		82,025
Mattel, Inc. (Leisure Products)	1,518		50,671
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,276		52,035
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	968		53,860
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,642		63,781
Microsoft Corp. (Software)	35,112		1,990,147
Mondelez International, Inc.—Class A (Food Products)	6,930		304,781
Monster Beverage Corp.* (Beverages)	902		144,888
Mylan N.V.* (Pharmaceuticals)	2,266		106,026
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,298		34,202
Netease.com, Inc. ADR (Internet Software & Services)	352		71,903
Netflix, Inc.* (Internet & Catalog Retail)	1,914		174,653
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,012		43,111
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,376		135,670
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,540		129,499
O’Reilly Automotive, Inc.* (Specialty Retail)	440		127,878
PACCAR, Inc. (Machinery)	1,562		92,111
Paychex, Inc. (IT Services)	1,606		95,204
PayPal Holdings, Inc.* (IT Services)	5,412		201,543
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,556		410,274
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	462		196,405
Ross Stores, Inc. (Specialty Retail)	1,804		111,541
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	550		63,250

See accompanying notes to the financial statements.

86 :: NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,342	$42,984
Sirius XM Holdings, Inc.* (Media)	22,154	97,256
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	858	56,645
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,534	379,299
Stericycle, Inc.* (Commercial Services & Supplies)	374	33,761
Symantec Corp. (Software)	2,728	55,733
Tesla Motors, Inc.* (Automobiles)	660	154,961
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,488	313,038
The Kraft Heinz Co. (Food Products)	5,434	469,444
The Priceline Group, Inc.* (Internet & Catalog Retail)	220	297,178
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,674	170,253
Tractor Supply Co. (Specialty Retail)	594	54,440
TripAdvisor, Inc.* (Internet & Catalog Retail)	594	41,562
Twenty-First Century Fox, Inc.—Class A (Media)	4,884	130,110
Twenty-First Century Fox, Inc.—Class B (Media)	3,564	96,335
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	286	74,706
Verisk Analytics, Inc.*—Class A (Professional Services)	748	63,789
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,100	106,700
Viacom, Inc.—Class B (Media)	1,540	70,024
Vodafone Group PLC ADR (Wireless Telecommunication Services)	1,738	53,704
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,818	381,827
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,254	59,578
Whole Foods Market, Inc. (Food & Staples Retailing)	1,430	43,586
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,144	58,436
Yahoo!, Inc.* (Internet Software & Services)	4,246	162,155
TOTAL COMMON STOCKS (Cost $8,125,868)		24,522,681

Repurchase Agreements(a)(b) (54.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $30,550,692	$30,550,000	$30,550,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,550,000)		30,550,000
TOTAL INVESTMENT SECURITIES (Cost $38,675,868)—97.3%		55,072,681
Net other assets (liabilities)—2.7%		1,514,083
NET ASSETS—100.0%		$56,586,764

†                      Number of shares is less than 0.50

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,639,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	83	9/19/16	$7,842,255	$304,046

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/29/16	0.65%	$16,978,150	$138,134
NASDAQ-100 Index	UBS AG	8/29/16	0.75%	7,231,773	71,763
				$24,209,923	$209,897

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: NASDAQ-100 ProFund :: 87

NASDAQ-100 ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Airlines	$91,377	0.2%
Automobiles	154,961	0.3%
Beverages	144,888	0.3%
Biotechnology	2,297,275	4.1%
Commercial Services & Supplies	33,761	0.1%
Communications Equipment	685,765	1.2%
Diversified Telecommunication Services	63,250	0.1%
Food & Staples Retailing	752,830	1.3%
Food Products	774,225	1.4%
Health Care Equipment & Supplies	190,080	0.3%
Health Care Providers & Services	281,900	0.5%
Health Care Technology	94,708	0.2%
Hotels, Restaurants & Leisure	504,435	0.9%
Internet & Catalog Retail	2,425,175	4.3%
Internet Software & Services	4,137,765	7.2%
IT Services	741,606	1.3%
Leisure Products	50,671	0.1%
Life Sciences Tools & Services	109,791	0.2%
Machinery	92,111	0.2%
Media	1,633,540	2.9%
Multiline Retail	101,682	0.2%
Pharmaceuticals	106,026	0.2%
Professional Services	63,789	0.1%
Road & Rail	120,912	0.2%
Semiconductors & Semiconductor Equipment	2,632,988	4.7%
Software	2,872,344	5.0%
Specialty Retail	399,221	0.7%
Technology Hardware, Storage & Peripherals	2,686,158	4.6%
Trading Companies & Distributors	55,490	0.1%
Wireless Telecommunication Services	223,957	0.4%
Other**	32,064,083	56.7%
Total	$56,586,764	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

88 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (99.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	385	$68,669
Abbott Laboratories (Health Care Equipment & Supplies)	1,265	56,609
AbbVie, Inc. (Biotechnology)	1,100	72,853
Affiliated Managers Group, Inc.* (Capital Markets)	55	8,073
Aflac, Inc. (Insurance)	605	43,729
Agilent Technologies, Inc. (Life Sciences Tools & Services)	330	15,876
Air Products & Chemicals, Inc. (Chemicals)	165	24,654
Albemarle Corp. (Chemicals)	165	13,888
Alcoa, Inc. (Metals & Mining)	1,925	20,444
Alliant Energy Corp. (Electric Utilities)	330	13,283
Ameren Corp. (Multi-Utilities)	385	20,189
American Airlines Group, Inc. (Airlines)	825	29,288
American Electric Power Co., Inc. (Electric Utilities)	715	49,550
American Express Co. (Consumer Finance)	1,210	77,997
American International Group, Inc. (Insurance)	1,650	89,825
American Water Works Co., Inc. (Water Utilities)	110	9,084
Ameriprise Financial, Inc. (Capital Markets)	110	10,542
Amgen, Inc. (Biotechnology)	330	56,770
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	440	23,993
Anthem, Inc. (Health Care Providers & Services)	385	50,566
Aon PLC (Insurance)	165	17,667
Apache Corp. (Oil, Gas & Consumable Fuels)	330	17,325
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	110	5,057
Archer-Daniels-Midland Co. (Food Products)	880	39,670
Arthur J. Gallagher & Co. (Insurance)	110	5,411
Assurant, Inc. (Insurance)	55	4,566
AT&T, Inc. (Diversified Telecommunication Services)	9,075	392,857
Autodesk, Inc.* (Software)	110	6,540
Automatic Data Processing, Inc. (IT Services)	275	24,461
AutoNation, Inc.* (Specialty Retail)	110	5,869
Baker Hughes, Inc. (Energy Equipment & Services)	660	31,568
Ball Corp. (Containers & Packaging)	110	7,774
Bank of America Corp. (Banks)	15,125	219,161
Baxter International, Inc. (Health Care Equipment & Supplies)	825	39,617
BB&T Corp. (Banks)	1,210	44,613
Bed Bath & Beyond, Inc. (Specialty Retail)	220	9,889
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,750	396,742
Best Buy Co., Inc. (Specialty Retail)	440	14,783
BlackRock, Inc. (Capital Markets)	55	20,144
BorgWarner, Inc. (Auto Components)	330	10,949
Boston Properties, Inc. (Real Estate Investment Trusts)	55	7,817
Bristol-Myers Squibb Co. (Pharmaceuticals)	990	74,062
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	110	7,658
CA, Inc. (Software)	440	15,246
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	385	9,498
Capital One Financial Corp. (Consumer Finance)	770	51,652
Cardinal Health, Inc. (Health Care Providers & Services)	495	41,382
CarMax, Inc.* (Specialty Retail)	110	6,409
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	660	30,835
Caterpillar, Inc. (Machinery)	880	72,830
CBS Corp.—Class B (Media)	275	14,361
CenterPoint Energy, Inc. (Multi-Utilities)	660	15,787
CenturyLink, Inc. (Diversified Telecommunication Services)	825	25,938
CF Industries Holdings, Inc. (Chemicals)	330	8,144
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	880	4,770
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,805	287,456
Chubb, Ltd. (Insurance)	660	82,672
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	55	6,601
Cincinnati Financial Corp. (Insurance)	110	8,217
Cisco Systems, Inc. (Communications Equipment)	4,400	134,332
Citigroup, Inc. (Banks)	4,345	190,354
Citizens Financial Group, Inc. (Banks)	605	13,510
CME Group, Inc. (Diversified Financial Services)	220	22,493
CMS Energy Corp. (Multi-Utilities)	385	17,394
Coach, Inc. (Textiles, Apparel & Luxury Goods)	385	16,597
Colgate-Palmolive Co. (Household Products)	605	45,030
Comcast Corp.—Class A (Media)	1,320	88,769
Comerica, Inc. (Banks)	275	12,441
ConAgra Foods, Inc. (Food Products)	275	12,859
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	55	6,831
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,815	74,088
Consolidated Edison, Inc. (Multi-Utilities)	440	35,235
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,595	35,441
Costco Wholesale Corp. (Food & Staples Retailing)	385	64,380
CSRA, Inc. (IT Services)	110	2,961
CSX Corp. (Road & Rail)	1,430	40,512
Cummins, Inc. (Machinery)	220	27,009
CVS Health Corp. (Food & Staples Retailing)	880	81,594
Danaher Corp. (Health Care Equipment & Supplies)	275	22,396
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	165	10,157
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	55	4,265
Deere & Co. (Machinery)	440	34,192
Delta Air Lines, Inc. (Airlines)	1,155	44,755
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	165	10,567
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	385	14,738
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	110	2,499
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	55	5,745
Discover Financial Services (Consumer Finance)	605	34,388
Dollar General Corp. (Multiline Retail)	220	20,843
Dominion Resources, Inc. (Multi-Utilities)	550	42,912
Dover Corp. (Machinery)	220	15,715
DTE Energy Co. (Multi-Utilities)	275	26,818
Duke Energy Corp. (Electric Utilities)	990	84,733

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 89

Common Stocks, continued

	Shares	Value
E.I. du Pont de Nemours & Co. (Chemicals)	715	$49,457
Eastman Chemical Co. (Chemicals)	220	14,351
Eaton Corp. PLC (Electrical Equipment)	660	41,851
Edison International (Electric Utilities)	495	38,303
Eli Lilly & Co. (Pharmaceuticals)	550	45,590
EMC Corp. (Technology Hardware, Storage & Peripherals)	2,860	80,882
Emerson Electric Co. (Electrical Equipment)	935	52,266
Endo International PLC* (Pharmaceuticals)	220	3,819
Entergy Corp. (Electric Utilities)	275	22,382
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	385	31,455
EQT Corp. (Oil, Gas & Consumable Fuels)	275	20,037
Eversource Energy (Electric Utilities)	495	28,953
Exelon Corp. (Electric Utilities)	1,375	51,260
Expeditors International of Washington, Inc. (Air Freight & Logistics)	110	5,437
Express Scripts Holding Co.* (Health Care Providers & Services)	935	71,125
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,105	543,039
F5 Networks, Inc.* (Communications Equipment)	55	6,788
Fastenal Co. (Trading Companies & Distributors)	165	7,054
Federal Realty Investment Trust (Real Estate Investment Trusts)	55	9,334
FedEx Corp. (Air Freight & Logistics)	385	62,332
Fidelity National Information Services, Inc. (IT Services)	165	13,122
Fifth Third Bancorp (Banks)	1,155	21,922
First Horizon National Corp. (Banks)	1	12
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	110	5,135
FirstEnergy Corp. (Electric Utilities)	605	21,127
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	110	3,584
Flowserve Corp. (Machinery)	165	7,895
Fluor Corp. (Construction & Engineering)	220	11,774
FMC Corp. (Chemicals)	220	10,459
FMC Technologies, Inc.* (Energy Equipment & Services)	330	8,375
Foot Locker, Inc. (Specialty Retail)	55	3,279
Ford Motor Co. (Automobiles)	5,775	73,111
Fortive Corp.* (Machinery)	165	7,955
Franklin Resources, Inc. (Capital Markets)	550	19,905
Freeport-McMoRan, Inc. (Metals & Mining)	1,870	24,235
Frontier Communications Corp. (Diversified Telecommunication Services)	1,705	8,866
Garmin, Ltd. (Household Durables)	165	8,964
General Dynamics Corp. (Aerospace & Defense)	220	32,316
General Electric Co. (Industrial Conglomerates)	6,105	190,109
General Growth Properties, Inc. (Real Estate Investment Trusts)	330	10,544
General Mills, Inc. (Food Products)	330	23,724
General Motors Co. (Automobiles)	2,090	65,919
Genuine Parts Co. (Distributors)	220	22,493
H & R Block, Inc. (Diversified Consumer Services)	110	2,617
Halliburton Co. (Energy Equipment & Services)	1,265	55,230
Harley-Davidson, Inc. (Automobiles)	275	14,553
Harman International Industries, Inc. (Household Durables)	55	4,545
Harris Corp. (Communications Equipment)	55	4,764
Hartford Financial Services Group, Inc. (Insurance)	605	24,109
HCA Holdings, Inc.* (Health Care Providers & Services)	275	21,211
HCP, Inc. (Real Estate Investment Trusts)	715	28,049
Helmerich & Payne, Inc. (Energy Equipment & Services)	165	10,225
Henry Schein, Inc.* (Health Care Providers & Services)	55	9,954
Hess Corp. (Oil, Gas & Consumable Fuels)	385	20,655
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,100	23,122
Honeywell International, Inc. (Aerospace & Defense)	550	63,982
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	550	9,757
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,530	35,445
Humana, Inc. (Health Care Providers & Services)	110	18,981
Huntington Bancshares, Inc. (Banks)	605	5,748
Illinois Tool Works, Inc. (Machinery)	220	25,388
Ingersoll-Rand PLC (Machinery)	385	25,510
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,125	143,798
International Business Machines Corp. (IT Services)	770	123,678
International Paper Co. (Containers & Packaging)	605	27,715
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	55	38,267
Invesco, Ltd. (Capital Markets)	605	17,654
Iron Mountain, Inc. (Real Estate Investment Trusts)	220	9,066
J.B. Hunt Transport Services, Inc. (Road & Rail)	55	4,572
Jacobs Engineering Group, Inc.* (Construction & Engineering)	165	8,831
Johnson & Johnson (Pharmaceuticals)	2,090	261,730
Johnson Controls, Inc. (Auto Components)	935	42,936
JPMorgan Chase & Co. (Banks)	5,390	344,798
Kansas City Southern (Road & Rail)	165	15,858
Kellogg Co. (Food Products)	165	13,647
KeyCorp (Banks)	1,265	14,801
Kimberly-Clark Corp. (Household Products)	220	28,501
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,695	54,789
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	110	8,328
Kohl’s Corp. (Multiline Retail)	275	11,437
L-3 Communications Holdings, Inc. (Aerospace & Defense)	110	16,679
Legg Mason, Inc. (Capital Markets)	165	5,633
Leggett & Platt, Inc. (Household Durables)	55	2,891
Leucadia National Corp. (Diversified Financial Services)	495	9,039
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	275	13,915
Lincoln National Corp. (Insurance)	330	14,411
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	165	9,898

See accompanying notes to the financial statements.

90 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Lockheed Martin Corp. (Aerospace & Defense)	165	$41,700
Loews Corp. (Insurance)	385	15,912
LyondellBasell Industries N.V.—Class A (Chemicals)	220	16,557
M&T Bank Corp. (Banks)	220	25,203
Macy’s, Inc. (Multiline Retail)	440	15,765
Mallinckrodt PLC* (Pharmaceuticals)	165	11,111
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,265	17,255
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	770	30,330
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	111	7,933
Marsh & McLennan Cos., Inc. (Insurance)	385	25,314
Mattel, Inc. (Leisure Products)	495	16,523
McCormick & Co., Inc. (Food Products)	55	5,624
McDonald’s Corp. (Hotels, Restaurants & Leisure)	440	51,766
McKesson Corp. (Health Care Providers & Services)	330	64,205
Mead Johnson Nutrition Co.—Class A (Food Products)	165	14,718
Medtronic PLC (Health Care Equipment & Supplies)	935	81,933
Merck & Co., Inc. (Pharmaceuticals)	4,070	238,746
MetLife, Inc. (Insurance)	1,595	68,170
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	110	5,689
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	770	10,580
Molson Coors Brewing Co.—Class B (Beverages)	110	11,238
Monsanto Co. (Chemicals)	330	35,234
Morgan Stanley (Capital Markets)	1,155	33,183
Motorola Solutions, Inc. (Communications Equipment)	110	7,632
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	220	6,035
Mylan N.V.* (Pharmaceuticals)	330	15,441
National Oilwell Varco, Inc. (Energy Equipment & Services)	550	17,793
Navient Corp. (Consumer Finance)	495	7,029
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	440	11,594
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	110	4,763
Newmont Mining Corp. (Metals & Mining)	770	33,880
News Corp.—Class A (Media)	550	7,134
News Corp.—Class B (Media)	165	2,218
NextEra Energy, Inc. (Electric Utilities)	660	84,670
Nielsen Holdings PLC (Professional Services)	165	8,887
NiSource, Inc. (Multi-Utilities)	495	12,702
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	605	21,611
Nordstrom, Inc. (Multiline Retail)	165	7,298
Norfolk Southern Corp. (Road & Rail)	440	39,503
Northern Trust Corp. (Capital Markets)	110	7,435
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	440	6,090
Nucor Corp. (Metals & Mining)	495	26,552
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	660	49,322
Omnicom Group, Inc. (Media)	165	13,578
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	330	14,781
Oracle Corp. (Software)	2,310	94,802
Owens-Illinois, Inc.* (Containers & Packaging)	220	4,134
PACCAR, Inc. (Machinery)	495	29,190
Parker-Hannifin Corp. (Machinery)	220	25,122
Patterson Cos., Inc. (Health Care Providers & Services)	55	2,715
Pentair PLC (Machinery)	110	7,020
People’s United Financial, Inc. (Banks)	440	6,670
PepsiCo, Inc. (Beverages)	935	101,840
Perrigo Co. PLC (Pharmaceuticals)	110	10,053
Pfizer, Inc. (Pharmaceuticals)	4,290	158,258
PG&E Corp. (Electric Utilities)	715	45,717
Philip Morris International, Inc. (Tobacco)	1,045	104,772
Phillips 66 (Oil, Gas & Consumable Fuels)	715	54,383
Pinnacle West Capital Corp. (Electric Utilities)	165	13,014
Pitney Bowes, Inc. (Commercial Services & Supplies)	275	5,310
PNC Financial Services Group, Inc. (Banks)	715	59,095
PPG Industries, Inc. (Chemicals)	165	17,277
PPL Corp. (Electric Utilities)	990	37,333
Praxair, Inc. (Chemicals)	220	25,639
Principal Financial Group, Inc. (Insurance)	385	17,953
Prudential Financial, Inc. (Insurance)	660	49,691
Public Service Enterprise Group, Inc. (Multi-Utilities)	770	35,428
PulteGroup, Inc. (Household Durables)	440	9,319
PVH Corp. (Textiles, Apparel & Luxury Goods)	110	11,117
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,145	134,234
Quanta Services, Inc.* (Construction & Engineering)	220	5,632
Quest Diagnostics, Inc. (Health Care Providers & Services)	220	18,999
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	110	10,790
Range Resources Corp. (Oil, Gas & Consumable Fuels)	275	11,085
Raytheon Co. (Aerospace & Defense)	220	30,697
Realty Income Corp. (Real Estate Investment Trusts)	110	7,862
Regions Financial Corp. (Banks)	1,870	17,148
Republic Services, Inc. (Commercial Services & Supplies)	165	8,458
Robert Half International, Inc. (Professional Services)	110	4,019
Rockwell Automation, Inc. (Electrical Equipment)	110	12,584
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	55	3,984
Ryder System, Inc. (Road & Rail)	55	3,625
SCANA Corp. (Multi-Utilities)	220	16,487
Schlumberger, Ltd. (Energy Equipment & Services)	2,035	163,858
Scripps Networks Interactive, Inc.—Class A (Media)	55	3,633
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	440	14,093

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 91

Common Stocks, continued

	Shares	Value
Sealed Air Corp. (Containers & Packaging)	110	$5,190
Sempra Energy (Multi-Utilities)	330	36,920
Simon Property Group, Inc. (Real Estate Investment Trusts)	165	37,461
SL Green Realty Corp. (Real Estate Investment Trusts)	110	12,960
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	550	8,019
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	990	35,610
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	220	18,269
Staples, Inc. (Specialty Retail)	935	8,686
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	110	8,587
State Street Corp. (Capital Markets)	605	39,797
Stryker Corp. (Health Care Equipment & Supplies)	165	19,186
SunTrust Banks, Inc. (Banks)	715	30,237
Symantec Corp. (Software)	880	17,978
Synchrony Financial* (Consumer Finance)	715	19,934
Sysco Corp. (Food & Staples Retailing)	770	39,878
T. Rowe Price Group, Inc. (Capital Markets)	110	7,776
Target Corp. (Multiline Retail)	880	66,291
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	330	19,892
TEGNA, Inc. (Media)	165	3,614
Teradata Corp.* (IT Services)	110	3,122
Tesoro Corp. (Oil, Gas & Consumable Fuels)	110	8,377
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	550	38,363
Textron, Inc. (Aerospace & Defense)	385	15,015
The AES Corp. (Independent Power and Renewable Electricity Producers)	990	12,226
The Allstate Corp. (Insurance)	550	37,582
The Bank of New York Mellon Corp. (Capital Markets)	1,595	62,843
The Coca-Cola Co. (Beverages)	2,750	119,982
The Dow Chemical Co. (Chemicals)	1,650	88,555
The Dun & Bradstreet Corp. (Professional Services)	55	7,109
The Gap, Inc. (Specialty Retail)	330	8,511
The Goldman Sachs Group, Inc. (Capital Markets)	550	87,345
The Goodyear Tire & Rubber Co. (Auto Components)	220	6,307
The Hershey Co. (Food Products)	110	12,184
The Interpublic Group of Cos., Inc. (Media)	220	5,073
The JM Smucker Co.—Class A (Food Products)	55	8,479
The Kraft Heinz Co. (Food Products)	880	76,023
The Kroger Co. (Food & Staples Retailing)	770	26,326
The Macerich Co. (Real Estate Investment Trusts)	110	9,816
The Mosaic Co. (Chemicals)	495	13,365
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	55	3,892
The Procter & Gamble Co. (Household Products)	3,905	334,229
The Progressive Corp. (Insurance)	440	14,304
The Southern Co. (Electric Utilities)	1,375	73,563
The Travelers Cos., Inc. (Insurance)	440	51,137
The Western Union Co. (IT Services)	330	6,600
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	660	15,820
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	220	34,945
Tiffany & Co. (Specialty Retail)	165	10,646
Time Warner, Inc. (Media)	1,155	88,530
Torchmark Corp. (Insurance)	55	3,403
Transocean, Ltd. (Energy Equipment & Services)	495	5,440
Twenty-First Century Fox, Inc.—Class A (Media)	770	20,513
Twenty-First Century Fox, Inc.—Class B (Media)	275	7,433
Tyco International PLC (Commercial Services & Supplies)	330	15,038
Tyson Foods, Inc.—Class A (Food Products)	440	32,384
U.S. Bancorp (Banks)	2,420	102,051
Union Pacific Corp. (Road & Rail)	770	71,648
United Continental Holdings, Inc.* (Airlines)	495	23,211
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	495	53,510
United Rentals, Inc.* (Trading Companies & Distributors)	55	4,382
United Technologies Corp. (Aerospace & Defense)	1,155	124,336
UnitedHealth Group, Inc. (Health Care Providers & Services)	605	86,635
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	55	7,124
Unum Group (Insurance)	330	11,025
Urban Outfitters, Inc.* (Specialty Retail)	110	3,289
V.F. Corp. (Textiles, Apparel & Luxury Goods)	220	13,735
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	715	37,380
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	55	5,211
Ventas, Inc. (Real Estate Investment Trusts)	275	20,944
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,630	201,138
Vertex Pharmaceuticals, Inc.* (Biotechnology)	165	16,005
Viacom, Inc.—Class B (Media)	495	22,507
Vornado Realty Trust (Real Estate Investment Trusts)	110	11,814
W.W. Grainger, Inc. (Trading Companies & Distributors)	55	12,036
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	550	43,588
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,255	164,546
Waste Management, Inc. (Commercial Services & Supplies)	275	18,183
WEC Energy Group, Inc. (Multi-Utilities)	440	28,560
Wells Fargo & Co. (Banks)	6,820	327,155
Welltower, Inc. (Real Estate Investment Trusts)	220	17,453
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	440	20,904
WestRock Co. (Containers & Packaging)	385	16,520
Weyerhaeuser Co. (Real Estate Investment Trusts)	550	17,996
Whirlpool Corp. (Household Durables)	110	21,161
Whole Foods Market, Inc. (Food & Staples Retailing)	495	15,088
Willis Towers Watson PLC (Insurance)	55	6,799
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	55	5,387

See accompanying notes to the financial statements.

92 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Xcel Energy, Inc. (Electric Utilities)	770	$33,865
Xerox Corp. (IT Services)	1,430	14,729
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	165	8,428
Xylem, Inc. (Machinery)	165	7,889
Yahoo!, Inc.* (Internet Software & Services)	1,265	48,310
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	275	24,591
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	165	21,638
Zions Bancorp (Banks)	275	7,667
Zoetis, Inc. (Pharmaceuticals)	220	11,103
TOTAL COMMON STOCKS (Cost $10,570,070)		13,719,673

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.28%, dated 7/29/16, due 8/1/16, total to be received $47,001	$47,000	$47,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,000)		47,000
TOTAL INVESTMENT SECURITIES (Cost $10,617,070)—99.9%		13,766,673
Net other assets (liabilities)—0.1%		14,911
NET ASSETS—100.0%		$13,781,584

*                 Non-income producing security

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$324,724	2.4%
Air Freight & Logistics	128,937	0.9%
Airlines	97,254	0.7%
Auto Components	60,192	0.4%
Automobiles	153,583	1.1%
Banks	1,442,587	10.5%
Beverages	233,060	1.7%
Biotechnology	145,628	1.1%
Capital Markets	320,330	2.3%
Chemicals	317,580	2.3%
Commercial Services & Supplies	46,989	0.3%
Communications Equipment	153,516	1.1%
Construction & Engineering	26,237	0.2%
Consumer Finance	191,000	1.4%
Containers & Packaging	61,333	0.4%
Distributors	22,493	0.2%
Diversified Consumer Services	2,617	NM
Diversified Financial Services	432,166	3.1%
Diversified Telecommunication Services	642,714	4.7%
Electric Utilities	597,753	4.3%
Electrical Equipment	106,701	0.8%
Electronic Equipment, Instruments & Components	58,917	0.4%
Energy Equipment & Services	294,988	2.1%
Food & Staples Retailing	435,400	3.2%
Food Products	239,312	1.7%
Health Care Equipment & Supplies	313,693	2.3%
Health Care Providers & Services	397,162	2.9%
Hotels, Restaurants & Leisure	143,240	1.0%
Household Durables	46,880	0.3%
Household Products	407,760	3.0%
Independent Power and Renewable Electricity Producers	18,316	0.1%
Industrial Conglomerates	258,778	1.9%
Insurance	591,897	4.3%
Internet Software & Services	48,310	0.4%
IT Services	188,673	1.4%
Leisure Products	16,523	0.1%
Life Sciences Tools & Services	50,821	0.4%
Machinery	285,714	2.1%
Media	277,364	2.0%
Metals & Mining	105,111	0.8%
Multiline Retail	121,634	0.9%
Multi-Utilities	288,432	2.1%
Oil, Gas & Consumable Fuels	1,430,046	10.4%
Pharmaceuticals	829,914	6.0%
Professional Services	20,015	0.1%
Real Estate Investment Trusts	221,675	1.6%
Road & Rail	175,718	1.3%
Semiconductors & Semiconductor Equipment	358,763	2.6%
Software	134,566	1.0%
Specialty Retail	71,361	0.5%
Technology Hardware, Storage & Peripherals	186,040	1.3%
Textiles, Apparel & Luxury Goods	57,928	0.4%
Tobacco	104,772	0.8%
Trading Companies & Distributors	23,472	0.2%
Water Utilities	9,084	0.1%
Other**	61,911	0.4%
Total	$13,781,584	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 93

Common Stocks (100.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	900	$160,524
Abbott Laboratories (Health Care Equipment & Supplies)	1,575	70,481
AbbVie, Inc. (Biotechnology)	2,325	153,985
Accenture PLC—Class A (IT Services)	1,575	177,676
Activision Blizzard, Inc. (Software)	1,275	51,204
Acuity Brands, Inc. (Electrical Equipment)	150	39,365
Adobe Systems, Inc.* (Software)	1,275	124,772
Advance Auto Parts, Inc. (Specialty Retail)	225	38,219
Aetna, Inc. (Health Care Providers & Services)	900	103,688
Affiliated Managers Group, Inc.* (Capital Markets)	75	11,009
Agilent Technologies, Inc. (Life Sciences Tools & Services)	300	14,433
Air Products & Chemicals, Inc. (Chemicals)	225	33,620
Akamai Technologies, Inc.* (Internet Software & Services)	450	22,739
Alaska Air Group, Inc. (Airlines)	300	20,166
Alexion Pharmaceuticals, Inc.* (Biotechnology)	600	77,160
Allegion PLC (Building Products)	225	16,288
Allergan PLC* (Pharmaceuticals)	1,050	265,597
Alliance Data Systems Corp.* (IT Services)	150	34,743
Alphabet, Inc.*—Class A (Internet Software & Services)	750	593,504
Alphabet, Inc.*—Class C (Internet Software & Services)	750	576,593
Altria Group, Inc. (Tobacco)	5,025	340,192
Amazon.com, Inc.* (Internet & Catalog Retail)	975	739,840
American Tower Corp. (Real Estate Investment Trusts)	1,125	130,240
American Water Works Co., Inc. (Water Utilities)	225	18,581
Ameriprise Financial, Inc. (Capital Markets)	225	21,564
AmerisourceBergen Corp. (Health Care Providers & Services)	450	38,336
AMETEK, Inc. (Electrical Equipment)	600	28,218
Amgen, Inc. (Biotechnology)	1,350	232,240
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	825	49,104
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	600	32,718
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	825	52,660
Aon PLC (Insurance)	450	48,181
Apache Corp. (Oil, Gas & Consumable Fuels)	375	19,688
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	225	10,343
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,100	1,469,361
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,775	72,955
Arthur J. Gallagher & Co. (Insurance)	225	11,068
Assurant, Inc. (Insurance)	75	6,226
Autodesk, Inc.* (Software)	375	22,294
Automatic Data Processing, Inc. (IT Services)	675	60,041
AutoZone, Inc.* (Specialty Retail)	75	61,048
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	375	69,619
Avery Dennison Corp. (Containers & Packaging)	225	17,525
Ball Corp. (Containers & Packaging)	225	15,901
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	225	50,339
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	525	92,400
Biogen, Inc.* (Biotechnology)	600	173,958
BlackRock, Inc. (Capital Markets)	225	82,406
Boston Properties, Inc. (Real Estate Investment Trusts)	225	31,979
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,525	85,587
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,550	190,765
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	975	157,930
Brown-Forman Corp.—Class B (Beverages)	225	22,093
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	150	10,443
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	525	12,952
Campbell Soup Co. (Food Products)	450	28,022
CarMax, Inc.* (Specialty Retail)	300	17,478
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	750	21,338
CBS Corp.—Class B (Media)	600	31,332
Celgene Corp.* (Biotechnology)	2,025	227,185
Centene Corp.* (Health Care Providers & Services)	450	31,748
Cerner Corp.* (Health Care Technology)	750	46,793
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	75	31,799
Church & Dwight Co., Inc. (Household Products)	300	29,472
Cigna Corp. (Health Care Providers & Services)	675	87,048
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	150	18,003
Cincinnati Financial Corp. (Insurance)	225	16,808
Cintas Corp. (Commercial Services & Supplies)	225	24,136
Cisco Systems, Inc. (Communications Equipment)	5,325	162,572
Citizens Financial Group, Inc. (Banks)	300	6,699
Citrix Systems, Inc.* (Software)	375	33,424
CME Group, Inc. (Diversified Financial Services)	450	46,008
Cognizant Technology Solutions Corp.* (IT Services)	1,575	90,547
Colgate-Palmolive Co. (Household Products)	1,275	94,898
Comcast Corp.—Class A (Media)	3,900	262,275
ConAgra Foods, Inc. (Food Products)	675	31,563
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	225	27,945
Constellation Brands, Inc.—Class A (Beverages)	450	74,084
Costco Wholesale Corp. (Food & Staples Retailing)	525	87,791
Crown Castle International Corp. (Real Estate Investment Trusts)	900	87,327
CSRA, Inc. (IT Services)	150	4,038
CVS Health Corp. (Food & Staples Retailing)	1,275	118,217
D.R. Horton, Inc. (Household Durables)	825	27,126
Danaher Corp. (Health Care Equipment & Supplies)	1,050	85,512
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	300	23,262
Delphi Automotive PLC (Auto Components)	675	45,779
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	300	19,212

See accompanying notes to the financial statements.

94 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	675	$25,839
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	225	23,504
Discovery Communications, Inc.*—Class A (Media)	375	9,409
Discovery Communications, Inc.*—Class C (Media)	600	14,724
Dollar General Corp. (Multiline Retail)	375	35,528
Dollar Tree, Inc.* (Multiline Retail)	600	57,774
Dominion Resources, Inc. (Multi-Utilities)	675	52,663
Dr. Pepper Snapple Group, Inc. (Beverages)	450	44,330
E*TRADE Financial Corp.* (Capital Markets)	750	18,810
E.I. du Pont de Nemours & Co. (Chemicals)	975	67,441
eBay, Inc.* (Internet Software & Services)	2,700	84,132
Ecolab, Inc. (Chemicals)	675	79,906
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	525	60,123
Electronic Arts, Inc.* (Software)	750	57,240
Eli Lilly & Co. (Pharmaceuticals)	1,575	130,552
Endo International PLC* (Pharmaceuticals)	150	2,604
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	750	61,275
Equifax, Inc. (Professional Services)	300	39,737
Equinix, Inc. (Real Estate Investment Trusts)	150	55,931
Equity Residential (Real Estate Investment Trusts)	975	66,290
Essex Property Trust, Inc. (Real Estate Investment Trusts)	150	35,082
Expedia, Inc. (Internet & Catalog Retail)	300	34,995
Expeditors International of Washington, Inc. (Air Freight & Logistics)	300	14,829
Extra Space Storage, Inc. (Real Estate Investment Trusts)	300	25,806
F5 Networks, Inc.* (Communications Equipment)	150	18,513
Facebook, Inc.*—Class A (Internet Software & Services)	5,925	734,344
Fastenal Co. (Trading Companies & Distributors)	450	19,238
Federal Realty Investment Trust (Real Estate Investment Trusts)	150	25,455
Fidelity National Information Services, Inc. (IT Services)	375	29,824
First Horizon National Corp. (Banks)	1	12
Fiserv, Inc.* (IT Services)	600	66,216
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	150	4,887
Foot Locker, Inc. (Specialty Retail)	225	13,415
Fortive Corp.* (Machinery)	525	25,310
Fortune Brands Home & Security, Inc. (Building Products)	375	23,726
General Dynamics Corp. (Aerospace & Defense)	300	44,067
General Electric Co. (Industrial Conglomerates)	13,050	406,376
General Growth Properties, Inc. (Real Estate Investment Trusts)	900	28,755
General Mills, Inc. (Food Products)	975	70,093
Gilead Sciences, Inc. (Biotechnology)	3,450	274,171
Global Payments, Inc. (IT Services)	375	27,998
H & R Block, Inc. (Diversified Consumer Services)	375	8,921
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	975	25,994
Harman International Industries, Inc. (Household Durables)	75	6,198
Harris Corp. (Communications Equipment)	150	12,993
Hasbro, Inc. (Leisure Products)	300	24,369
HCA Holdings, Inc.* (Health Care Providers & Services)	300	23,139
Henry Schein, Inc.* (Health Care Providers & Services)	150	27,147
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,400	50,448
Hologic, Inc.* (Health Care Equipment & Supplies)	600	23,094
Honeywell International, Inc. (Aerospace & Defense)	1,050	122,146
Hormel Foods Corp. (Food Products)	675	25,211
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	900	15,966
Humana, Inc. (Health Care Providers & Services)	150	25,883
Huntington Bancshares, Inc. (Banks)	975	9,262
Illinois Tool Works, Inc. (Machinery)	450	51,929
Illumina, Inc.* (Life Sciences Tools & Services)	375	62,381
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,950	172,556
Intercontinental Exchange, Inc. (Diversified Financial Services)	300	79,260
International Business Machines Corp. (IT Services)	900	144,558
International Flavors & Fragrances, Inc. (Chemicals)	225	29,981
Intuit, Inc. (Software)	675	74,918
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	75	52,182
Iron Mountain, Inc. (Real Estate Investment Trusts)	225	9,272
J.B. Hunt Transport Services, Inc. (Road & Rail)	150	12,470
Johnson & Johnson (Pharmaceuticals)	3,450	432,043
Juniper Networks, Inc. (Communications Equipment)	900	20,421
Kellogg Co. (Food Products)	375	31,016
Kimberly-Clark Corp. (Household Products)	525	68,014
Kimco Realty Corp. (Real Estate Investment Trusts)	1,050	33,705
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	225	17,035
L Brands, Inc. (Specialty Retail)	675	49,883
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	300	41,868
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	375	33,664
Leggett & Platt, Inc. (Household Durables)	225	11,828
Lennar Corp.—Class A (Household Durables)	450	21,060
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	300	15,180
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	375	22,496
LKQ Corp.* (Distributors)	825	28,372
Lockheed Martin Corp. (Aerospace & Defense)	375	94,774
Lowe’s Cos., Inc. (Specialty Retail)	2,250	185,129

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 95

Common Stocks, continued

	Shares	Value
LyondellBasell Industries N.V.—Class A (Chemicals)	450	$33,867
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	301	21,560
Marsh & McLennan Cos., Inc. (Insurance)	675	44,380
Martin Marietta Materials, Inc. (Construction Materials)	150	30,398
Masco Corp. (Building Products)	825	30,096
MasterCard, Inc.—Class A (IT Services)	2,475	235,719
McCormick & Co., Inc. (Food Products)	225	23,006
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,500	176,475
Mead Johnson Nutrition Co.—Class A (Food Products)	225	20,070
Medtronic PLC (Health Care Equipment & Supplies)	2,025	177,451
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	300	15,516
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	525	29,211
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,275	17,519
Microsoft Corp. (Software)	20,250	1,147,769
Mohawk Industries, Inc.* (Household Durables)	150	31,341
Molson Coors Brewing Co.—Class B (Beverages)	225	22,986
Mondelez International, Inc.—Class A (Food Products)	3,975	174,821
Monsanto Co. (Chemicals)	525	56,054
Monster Beverage Corp.* (Beverages)	375	60,236
Moody’s Corp. (Diversified Financial Services)	450	47,705
Morgan Stanley (Capital Markets)	1,800	51,714
Motorola Solutions, Inc. (Communications Equipment)	225	15,611
Mylan N.V.* (Pharmaceuticals)	525	24,565
Netflix, Inc.* (Internet & Catalog Retail)	1,125	102,656
Newell Rubbermaid, Inc. (Household Durables)	1,200	62,952
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	300	12,990
Nielsen Holdings PLC (Professional Services)	600	32,316
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,450	191,474
Northern Trust Corp. (Capital Markets)	375	25,346
Northrop Grumman Corp. (Aerospace & Defense)	450	97,483
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,275	72,803
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	825	61,651
Omnicom Group, Inc. (Media)	300	24,687
Oracle Corp. (Software)	3,975	163,133
O’Reilly Automotive, Inc.* (Specialty Retail)	225	65,391
Patterson Cos., Inc. (Health Care Providers & Services)	150	7,404
Paychex, Inc. (IT Services)	825	48,906
PayPal Holdings, Inc.* (IT Services)	2,850	106,134
Pentair PLC (Machinery)	300	19,146
PepsiCo, Inc. (Beverages)	2,025	220,563
PerkinElmer, Inc. (Life Sciences Tools & Services)	300	17,076
Perrigo Co. PLC (Pharmaceuticals)	150	13,709
Pfizer, Inc. (Pharmaceuticals)	8,100	298,808
Philip Morris International, Inc. (Tobacco)	2,175	218,066
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	450	73,156
PPG Industries, Inc. (Chemicals)	450	47,120
Praxair, Inc. (Chemicals)	375	43,703
Prologis, Inc. (Real Estate Investment Trusts)	1,350	73,562
Public Storage (Real Estate Investment Trusts)	375	89,595
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	300	18,969
Raytheon Co. (Aerospace & Defense)	450	62,789
Realty Income Corp. (Real Estate Investment Trusts)	450	32,162
Red Hat, Inc.* (Software)	450	33,881
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	225	95,652
Republic Services, Inc. (Commercial Services & Supplies)	300	15,378
Reynolds American, Inc. (Tobacco)	2,100	105,126
Robert Half International, Inc. (Professional Services)	225	8,222
Rockwell Automation, Inc. (Electrical Equipment)	150	17,160
Rockwell Collins, Inc. (Aerospace & Defense)	300	25,386
Roper Technologies, Inc. (Industrial Conglomerates)	225	38,331
Ross Stores, Inc. (Specialty Retail)	1,050	64,922
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	300	21,732
S&P Global, Inc. (Diversified Financial Services)	675	82,485
salesforce.com, Inc.* (Software)	1,650	134,970
Scripps Networks Interactive, Inc.—Class A (Media)	150	9,909
Sealed Air Corp. (Containers & Packaging)	300	14,154
Signet Jewelers, Ltd. (Specialty Retail)	225	19,780
Simon Property Group, Inc. (Real Estate Investment Trusts)	525	119,195
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	525	34,661
SL Green Realty Corp. (Real Estate Investment Trusts)	75	8,837
Snap-on, Inc. (Machinery)	150	23,576
Southwest Airlines Co. (Airlines)	1,650	61,067
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	375	31,140
Stanley Black & Decker, Inc. (Machinery)	375	45,638
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,750	217,687
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	225	17,564
Stericycle, Inc.* (Commercial Services & Supplies)	225	20,311
Stryker Corp. (Health Care Equipment & Supplies)	525	61,047
Synchrony Financial* (Consumer Finance)	900	25,092
T. Rowe Price Group, Inc. (Capital Markets)	450	31,811
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	375	22,605
TEGNA, Inc. (Media)	300	6,570
Teradata Corp.* (IT Services)	150	4,257
Tesoro Corp. (Oil, Gas & Consumable Fuels)	150	11,423
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,650	115,087

See accompanying notes to the financial statements.

96 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
The Boeing Co. (Aerospace & Defense)	1,575	$210,514
The Charles Schwab Corp. (Capital Markets)	3,075	87,391
The Clorox Co. (Household Products)	300	39,321
The Coca-Cola Co. (Beverages)	5,175	225,784
The Dun & Bradstreet Corp. (Professional Services)	75	9,694
The Estee Lauder Cos., Inc.—Class A (Personal Products)	600	55,740
The Goodyear Tire & Rubber Co. (Auto Components)	300	8,601
The Hershey Co. (Food Products)	225	24,921
The Home Depot, Inc. (Specialty Retail)	3,225	445,823
The Interpublic Group of Cos., Inc. (Media)	675	15,566
The JM Smucker Co.—Class A (Food Products)	150	23,124
The Kroger Co. (Food & Staples Retailing)	1,125	38,464
The Macerich Co. (Real Estate Investment Trusts)	150	13,386
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	150	10,614
The Priceline Group, Inc.* (Internet & Catalog Retail)	150	202,622
The Progressive Corp. (Insurance)	675	21,944
The Sherwin-Williams Co. (Chemicals)	225	67,439
The TJX Cos., Inc. (Specialty Retail)	1,725	140,966
The Walt Disney Co. (Media)	3,825	367,008
The Western Union Co. (IT Services)	675	13,500
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	675	16,180
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	675	107,218
Torchmark Corp. (Insurance)	150	9,281
Total System Services, Inc. (IT Services)	450	22,914
Tractor Supply Co. (Specialty Retail)	375	34,369
TransDigm Group, Inc.* (Aerospace & Defense)	150	41,928
TripAdvisor, Inc.* (Internet & Catalog Retail)	300	20,991
Twenty-First Century Fox, Inc.—Class A (Media)	1,500	39,960
Twenty-First Century Fox, Inc.—Class B (Media)	600	16,218
Tyco International PLC (Commercial Services & Supplies)	525	23,924
UDR, Inc. (Real Estate Investment Trusts)	675	25,130
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	150	39,182
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	450	17,757
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	450	16,065
Union Pacific Corp. (Road & Rail)	900	83,745
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	975	105,398
United Rentals, Inc.* (Trading Companies & Distributors)	75	5,975
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,425	204,059
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	150	19,430
V.F. Corp. (Textiles, Apparel & Luxury Goods)	450	28,094
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	14,211
Ventas, Inc. (Real Estate Investment Trusts)	375	28,560
VeriSign, Inc.* (Internet Software & Services)	225	19,487
Verisk Analytics, Inc.*—Class A (Professional Services)	375	31,980
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,200	232,722
Vertex Pharmaceuticals, Inc.* (Biotechnology)	300	29,100
Visa, Inc.—Class A (IT Services)	4,875	380,493
Vornado Realty Trust (Real Estate Investment Trusts)	225	24,165
Vulcan Materials Co. (Construction Materials)	375	46,492
W.W. Grainger, Inc. (Trading Companies & Distributors)	75	16,414
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,275	101,044
Waste Management, Inc. (Commercial Services & Supplies)	600	39,672
Waters Corp.* (Life Sciences Tools & Services)	225	35,759
Welltower, Inc. (Real Estate Investment Trusts)	525	41,648
Weyerhaeuser Co. (Real Estate Investment Trusts)	975	31,902
Willis Towers Watson PLC (Insurance)	225	27,815
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	300	21,306
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	75	7,346
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	375	19,155
XL Group, Ltd. (Insurance)	750	25,958
Xylem, Inc. (Machinery)	225	10,757
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	525	46,946
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	225	29,507
Zoetis, Inc. (Pharmaceuticals)	750	37,853
TOTAL COMMON STOCKS (Cost $17,903,995)		24,648,700
TOTAL INVESTMENT SECURITIES (Cost $17,903,995)—100.7%		24,648,700
Net other assets (liabilities)—(0.7)%		(181,985)
NET ASSETS—100.0%		$24,466,715

* Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$699,088	2.9%
Air Freight & Logistics	130,670	0.5%
Airlines	81,233	0.3%
Auto Components	54,380	0.2%
Banks	15,973	0.1%
Beverages	670,076	2.7%
Biotechnology	1,263,451	5.2%
Building Products	70,110	0.3%
Capital Markets	330,051	1.3%
Chemicals	459,131	1.9%
Commercial Services & Supplies	123,421	0.5%
Communications Equipment	230,110	0.9%
Construction Materials	76,890	0.3%
Consumer Finance	25,092	0.1%

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 97

	Value	% of Net Assets
Containers & Packaging	$47,580	0.2%
Distributors	28,372	0.1%
Diversified Consumer Services	8,921	NM
Diversified Financial Services	266,072	1.1%
Diversified Telecommunication Services	247,902	1.0%
Electrical Equipment	84,743	0.3%
Electronic Equipment, Instruments & Components	76,596	0.3%
Food & Staples Retailing	345,516	1.4%
Food Products	451,847	1.8%
Health Care Equipment & Supplies	852,285	3.5%
Health Care Providers & Services	633,012	2.6%
Health Care Technology	46,793	0.2%
Hotels, Restaurants & Leisure	562,415	2.3%
Household Durables	160,505	0.7%
Household Products	231,705	0.9%
Industrial Conglomerates	605,232	2.5%
Insurance	211,661	0.9%
Internet & Catalog Retail	1,101,103	4.5%
Internet Software & Services	2,030,799	8.4%
IT Services	1,447,563	5.9%
Leisure Products	24,369	0.1%
Life Sciences Tools & Services	236,867	1.0%
Machinery	176,357	0.7%
Media	797,658	3.3%
Multiline Retail	93,302	0.4%
Multi-Utilities	52,664	0.2%
Oil, Gas & Consumable Fuels	373,820	1.5%
Personal Products	55,740	0.2%
Pharmaceuticals	1,396,496	5.7%
Professional Services	121,949	0.5%
Real Estate Investment Trusts	1,137,416	4.6%
Real Estate Management & Development	21,338	0.1%
Road & Rail	96,215	0.4%
Semiconductors & Semiconductor Equipment	836,701	3.4%
Software	1,843,605	7.6%
Specialty Retail	1,175,605	4.8%
Technology Hardware, Storage & Peripherals	1,519,808	6.2%
Textiles, Apparel & Luxury Goods	294,900	1.2%
Tobacco	663,384	2.7%
Trading Companies & Distributors	41,627	0.2%
Water Utilities	18,581	0.1%
Other**	(181,985)	(0.7)%
Total	$24,466,715	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

98 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (100.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,608	$61,701
Aaron’s, Inc. (Specialty Retail)	2,736	65,527
Abercrombie & Fitch Co.—Class A (Specialty Retail)	2,880	59,645
Acxiom Corp.* (IT Services)	1,872	42,962
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	14,976	102,735
AECOM Technology Corp.* (Construction & Engineering)	6,624	235,085
AGCO Corp. (Machinery)	3,024	145,636
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,296	145,541
Alleghany Corp.* (Insurance)	720	391,321
Allegheny Technologies, Inc. (Metals & Mining)	4,752	84,633
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,464	63,032
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,592	140,149
American Eagle Outfitters, Inc. (Specialty Retail)	7,200	129,024
American Financial Group, Inc. (Insurance)	1,584	115,790
AptarGroup, Inc. (Containers & Packaging)	1,152	90,063
Aqua America, Inc. (Water Utilities)	3,168	109,740
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	4,032	268,089
Ascena Retail Group, Inc.* (Specialty Retail)	7,344	59,707
Ashland, Inc. (Chemicals)	1,296	146,759
Aspen Insurance Holdings, Ltd. (Insurance)	2,592	119,128
Associated Banc-Corp. (Banks)	6,480	120,528
Atmos Energy Corp. (Gas Utilities)	2,448	195,326
Avnet, Inc. (Electronic Equipment, Instruments & Components)	5,616	230,818
Avon Products, Inc. (Personal Products)	13,536	55,092
BancorpSouth, Inc. (Banks)	1,872	44,591
Bank of Hawaii Corp. (Banks)	720	49,622
BE Aerospace, Inc. (Aerospace & Defense)	2,592	123,988
Belden, Inc. (Electronic Equipment, Instruments & Components)	864	63,253
Bemis Co., Inc. (Containers & Packaging)	4,032	205,793
Big Lots, Inc. (Multiline Retail)	1,872	99,553
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	864	125,358
Black Hills Corp. (Multi-Utilities)	2,304	145,267
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,296	61,093
Brocade Communications Systems, Inc. (Communications Equipment)	14,976	139,277
Brown & Brown, Inc. (Insurance)	1,872	68,628
Brunswick Corp. (Leisure Products)	2,016	100,034
Cabela’s, Inc.*—Class A (Specialty Retail)	2,160	111,521
Cable One, Inc. (Media)	144	75,439
Cabot Corp. (Chemicals)	2,736	133,216
CalAtlantic Group, Inc. (Household Durables)	1,584	57,357
Camden Property Trust (Real Estate Investment Trusts)	1,728	154,812
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,016	59,633
Carlisle Cos., Inc. (Industrial Conglomerates)	2,736	282,601
Carpenter Technology Corp. (Metals & Mining)	2,016	79,128
Casey’s General Stores, Inc. (Food & Staples Retailing)	720	96,149
Catalent, Inc.* (Pharmaceuticals)	1,872	47,811
Cathay General Bancorp (Banks)	1,152	34,537
Chico’s FAS, Inc. (Specialty Retail)	5,760	69,178
Cinemark Holdings, Inc. (Media)	2,448	92,045
CLARCOR, Inc. (Machinery)	2,160	134,482
Clean Harbors, Inc.* (Commercial Services & Supplies)	2,304	118,472
CNO Financial Group, Inc. (Insurance)	7,776	135,069
Commerce Bancshares, Inc. (Banks)	1,728	81,717
Commercial Metals Co. (Metals & Mining)	4,896	80,980
Community Health Systems, Inc.* (Health Care Providers & Services)	4,896	62,522
CommVault Systems, Inc.* (Software)	864	44,703
Compass Minerals International, Inc. (Metals & Mining)	576	40,084
Computer Sciences Corp. (IT Services)	6,048	289,276
comScore, Inc.* (Internet Software & Services)	720	18,684
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	9,936	192,560
Copart, Inc.* (Commercial Services & Supplies)	1,440	72,634
CoreLogic, Inc.* (IT Services)	1,440	58,003
Corporate Office Properties Trust (Real Estate Investment Trusts)	4,032	120,799
Corrections Corp. of America (Real Estate Investment Trusts)	5,040	161,532
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	576	90,669
Crane Co. (Machinery)	1,152	71,770
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	4,320	123,552
CST Brands, Inc. (Specialty Retail)	3,312	148,112
Cullen/Frost Bankers, Inc. (Banks)	2,304	156,419
Curtiss-Wright Corp. (Aerospace & Defense)	1,008	89,702
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	13,536	157,559
Dana Holding Corp. (Auto Components)	6,336	86,423
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,296	65,085
Dean Foods Co. (Food Products)	4,032	74,431
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,440	95,054
Deluxe Corp. (Commercial Services & Supplies)	1,008	68,131
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	15,120	43,848
DeVry Education Group, Inc. (Diversified Consumer Services)	2,448	54,517
Dick’s Sporting Goods, Inc. (Specialty Retail)	3,888	199,415
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	2,880	81,331
Domtar Corp. (Paper & Forest Products)	2,736	107,716
Donaldson Co., Inc. (Machinery)	3,168	114,460
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,304	87,644
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,728	70,796
Dril-Quip, Inc.* (Energy Equipment & Services)	1,584	86,217
Duke Realty Corp. (Real Estate Investment Trusts)	7,920	228,016

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 99

Common Stocks, continued

	Shares	Value
East West Bancorp, Inc. (Banks)	2,160	$73,915
Eaton Vance Corp. (Capital Markets)	2,448	92,559
Edgewell Personal Care Co.* (Personal Products)	1,584	134,022
EMCOR Group, Inc. (Construction & Engineering)	2,736	152,395
Endurance Specialty Holdings, Ltd. (Insurance)	2,736	185,036
Energen Corp. (Oil, Gas & Consumable Fuels)	4,176	197,860
Energizer Holdings, Inc. (Household Products)	1,584	81,624
Ensco PLC ADR —Class A (Energy Equipment & Services)	13,104	120,164
EPR Properties (Real Estate Investment Trusts)	1,584	133,088
Esterline Technologies Corp.* (Aerospace & Defense)	1,296	78,836
Everest Re Group, Ltd. (Insurance)	1,872	353,827
F.N.B. Corp. (Banks)	9,072	108,410
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,736	54,009
Federated Investors, Inc.—Class B (Capital Markets)	2,160	68,191
FEI Co. (Electronic Equipment, Instruments & Components)	1,008	107,271
First American Financial Corp. (Insurance)	4,752	198,681
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,728	50,924
FirstMerit Corp. (Banks)	7,200	152,856
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,728	54,605
FTI Consulting, Inc.* (Professional Services)	1,728	74,028
Fulton Financial Corp. (Banks)	4,032	55,037
GameStop Corp.—Class A (Specialty Retail)	4,464	138,161
GATX Corp. (Trading Companies & Distributors)	1,728	77,293
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	2,448	158,508
Gentex Corp. (Auto Components)	4,752	83,968
Genworth Financial, Inc.*—Class A (Insurance)	21,600	61,776
Graco, Inc. (Machinery)	864	63,945
Graham Holdings Co.—Class B (Diversified Consumer Services)	144	72,467
Granite Construction, Inc. (Construction & Engineering)	1,728	86,020
Great Plains Energy, Inc. (Electric Utilities)	6,624	197,263
Greif, Inc.—Class A (Containers & Packaging)	1,152	46,230
GUESS?, Inc. (Specialty Retail)	2,736	40,274
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,472	159,180
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,152	39,848
Hancock Holding Co. (Banks)	3,312	96,015
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,608	143,078
Herman Miller, Inc. (Commercial Services & Supplies)	1,296	42,470
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,016	112,332
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	864	46,164
HNI Corp. (Commercial Services & Supplies)	1,872	97,587
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	7,632	194,006
Hospitality Properties Trust (Real Estate Investment Trusts)	6,624	211,372
HSN, Inc. (Internet & Catalog Retail)	1,440	73,670
Hubbell, Inc. (Electrical Equipment)	1,296	139,747
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,008	173,961
IDACORP, Inc. (Electric Utilities)	1,152	93,139
IDEX Corp. (Machinery)	1,440	129,298
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	6,480	221,875
Ingredion, Inc. (Food Products)	1,728	230,239
InterDigital, Inc. (Communications Equipment)	864	51,019
International Bancshares Corp. (Banks)	2,448	67,124
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	1,152	38,903
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	5,904	90,213
ITT, Inc. (Machinery)	2,304	73,060
J.C. Penney Co., Inc.* (Multiline Retail)	13,248	127,976
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8,208	167,033
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	576	50,913
Janus Capital Group, Inc. (Capital Markets)	3,024	45,662
John Wiley & Sons, Inc.—Class A (Media)	2,016	116,324
Joy Global, Inc. (Machinery)	4,176	115,383
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,600	78,084
KB Home (Household Durables)	3,600	56,520
KBR, Inc. (Construction & Engineering)	3,744	52,491
Kemper Corp. (Insurance)	2,016	69,088
Kennametal, Inc. (Machinery)	3,456	85,916
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,344	214,739
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,584	115,965
Kirby Corp.* (Marine)	2,304	125,545
KLX, Inc.* (Aerospace & Defense)	2,304	74,419
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,888	52,255
Lancaster Colony Corp. (Food Products)	288	37,428
Landstar System, Inc. (Road & Rail)	1,872	131,957
LaSalle Hotel Properties (Real Estate Investment Trusts)	4,896	134,885
Leidos Holdings, Inc. (IT Services)	1,728	86,417
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	2,736	100,329
Liberty Property Trust (Real Estate Investment Trusts)	6,336	262,183
LifePoint Health, Inc.* (Health Care Providers & Services)	1,872	110,785
Lincoln Electric Holdings, Inc. (Machinery)	2,736	169,796
Live Nation Entertainment, Inc.* (Media)	3,744	102,660
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,304	46,541
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	3,888	109,642
ManpowerGroup, Inc. (Professional Services)	3,024	209,865
MB Financial, Inc. (Banks)	1,008	38,697
MDU Resources Group, Inc. (Multi-Utilities)	8,496	204,329

See accompanying notes to the financial statements.

100 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	5,616	$88,171
Mentor Graphics Corp. (Software)	4,320	92,275
Mercury General Corp. (Insurance)	1,584	87,706
Meredith Corp. (Media)	1,584	86,296
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,008	106,868
Minerals Technologies, Inc. (Chemicals)	576	37,590
Molina Healthcare, Inc.* (Health Care Providers & Services)	864	49,084
MSA Safety, Inc. (Commercial Services & Supplies)	1,440	80,467
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	2,016	144,810
Murphy USA, Inc.* (Specialty Retail)	1,584	121,398
Nabors Industries, Ltd. (Energy Equipment & Services)	12,240	110,160
National Fuel Gas Co. (Gas Utilities)	2,304	130,199
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,160	61,949
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,312	176,066
NCR Corp.* (Technology Hardware, Storage & Peripherals)	5,328	175,665
NetScout Systems, Inc.* (Communications Equipment)	4,032	112,815
NeuStar, Inc.*—Class A (IT Services)	1,152	29,019
New Jersey Resources Corp. (Gas Utilities)	3,744	139,427
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	21,024	303,797
NewMarket Corp. (Chemicals)	144	61,623
Noble Corp. PLC (Energy Equipment & Services)	10,512	77,579
Nordson Corp. (Machinery)	1,008	88,996
NOW, Inc.* (Trading Companies & Distributors)	4,608	84,372
Oceaneering International, Inc. (Energy Equipment & Services)	4,176	116,427
Office Depot, Inc.* (Specialty Retail)	21,456	74,238
OGE Energy Corp. (Electric Utilities)	8,640	277,949
Oil States International, Inc.* (Energy Equipment & Services)	2,160	66,787
Old Dominion Freight Line, Inc.* (Road & Rail)	1,440	100,310
Olin Corp. (Chemicals)	7,200	150,481
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	3,600	124,200
ONE Gas, Inc. (Gas Utilities)	2,304	149,668
Orbital ATK, Inc. (Aerospace & Defense)	2,592	225,815
Oshkosh Corp. (Machinery)	3,168	174,524
Owens & Minor, Inc. (Health Care Providers & Services)	2,736	97,703
PacWest Bancorp (Banks)	4,896	202,451
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	6,336	122,855
Plantronics, Inc. (Communications Equipment)	576	27,786
PNM Resources, Inc. (Electric Utilities)	3,456	118,748
Polaris Industries, Inc. (Leisure Products)	1,152	113,760
Polycom, Inc.* (Communications Equipment)	2,880	35,683
PolyOne Corp. (Chemicals)	1,872	65,651
Post Properties, Inc. (Real Estate Investment Trusts)	1,008	64,099
Potlatch Corp. (Real Estate Investment Trusts)	864	33,048
Primerica, Inc. (Insurance)	864	44,505
Prosperity Bancshares, Inc. (Banks)	2,880	147,139
PTC, Inc.* (Software)	2,160	85,817
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	10,224	186,077
Questar Corp. (Gas Utilities)	7,632	192,097
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	9,072	162,570
Rackspace Hosting, Inc.* (Internet Software & Services)	2,448	57,357
Raymond James Financial, Inc. (Capital Markets)	3,168	173,923
Rayonier, Inc. (Real Estate Investment Trusts)	5,328	145,028
Regal Beloit Corp. (Electrical Equipment)	1,872	114,211
Reinsurance Group of America, Inc. (Insurance)	2,736	271,548
Reliance Steel & Aluminum Co. (Metals & Mining)	3,168	248,498
RenaissanceRe Holdings, Ltd. (Insurance)	1,008	118,460
Rowan Cos. PLC—Class A (Energy Equipment & Services)	5,472	83,393
Royal Gold, Inc. (Metals & Mining)	2,880	243,475
RPM International, Inc. (Chemicals)	2,736	148,455
Science Applications International Corp. (IT Services)	1,728	104,993
Senior Housing Properties Trust (Real Estate Investment Trusts)	10,224	227,075
Sensient Technologies Corp. (Chemicals)	864	63,789
Silgan Holdings, Inc. (Containers & Packaging)	864	42,837
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	576	30,689
SLM Corp.* (Consumer Finance)	18,576	133,561
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,880	78,134
Snyder’s-Lance, Inc. (Food Products)	1,440	49,334
Sonoco Products Co. (Containers & Packaging)	4,320	220,018
Sotheby’s—Class A (Diversified Consumer Services)	2,304	74,626
Southwest Gas Corp. (Gas Utilities)	2,160	167,400
Steel Dynamics, Inc. (Metals & Mining)	10,512	281,931
Stifel Financial Corp.* (Capital Markets)	2,880	101,808
Superior Energy Services, Inc. (Energy Equipment & Services)	6,624	105,785
SUPERVALU, Inc.* (Food & Staples Retailing)	5,472	26,703
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1,296	130,287
Synopsys, Inc.* (Software)	2,304	124,785
Synovus Financial Corp. (Banks)	2,592	78,900
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	2,736	37,210
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,584	66,116
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,440	116,525
TCF Financial Corp. (Banks)	7,344	99,805
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	1,584	123,441
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,440	151,200
Teleflex, Inc. (Health Care Equipment & Supplies)	720	129,823
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	4,032	126,968

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 101

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Health Care Providers & Services)	4,320	$132,234
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	8,784	173,484
Terex Corp. (Machinery)	4,752	114,713
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	720	33,998
The Boston Beer Co., Inc.*—Class A (Beverages)	144	26,335
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,008	52,144
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,152	210,205
The Hain Celestial Group, Inc.* (Food Products)	2,016	106,425
The Hanover Insurance Group, Inc. (Insurance)	1,872	154,140
The New York Times Co.—Class A (Media)	5,328	69,157
The Scotts Miracle-Gro Co.—Class A (Chemicals)	720	53,100
The Timken Co. (Machinery)	3,024	101,153
The Valspar Corp. (Chemicals)	1,296	137,985
Thor Industries, Inc. (Automobiles)	1,008	77,152
Time, Inc. (Media)	4,464	72,897
Tootsie Roll Industries, Inc. (Food Products)	288	10,693
TreeHouse Foods, Inc.* (Food Products)	1,296	133,734
TRI Pointe Group, Inc.* (Household Durables)	2,880	38,736
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	6,480	171,331
Trinity Industries, Inc. (Machinery)	6,480	150,401
Triumph Group, Inc. (Aerospace & Defense)	2,160	66,593
Trustmark Corp. (Banks)	2,880	75,168
Tupperware Brands Corp. (Household Durables)	2,160	135,388
UGI Corp. (Gas Utilities)	7,488	338,906
Umpqua Holdings Corp. (Banks)	9,504	144,746
United Natural Foods, Inc.* (Food & Staples Retailing)	2,160	107,957
United States Steel Corp. (Metals & Mining)	6,336	174,177
Urban Edge Properties (Real Estate Investment Trusts)	1,728	51,684
Valley National Bancorp (Banks)	9,648	87,507
Valmont Industries, Inc. (Construction & Engineering)	1,008	131,998
Vectren Corp. (Multi-Utilities)	3,600	186,228
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	4,752	91,048
ViaSat, Inc.* (Communications Equipment)	720	53,158
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	5,904	78,700
W.R. Berkley Corp. (Insurance)	4,176	243,001
Wabtec Corp. (Machinery)	1,584	108,504
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,872	34,183
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,584	39,600
Watsco, Inc. (Trading Companies & Distributors)	432	62,225
Webster Financial Corp. (Banks)	1,728	62,139
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,008	107,654
Werner Enterprises, Inc. (Road & Rail)	1,872	47,025
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,008	80,922
Westar Energy, Inc. (Electric Utilities)	6,192	344,090
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,880	60,048
WEX, Inc.* (IT Services)	720	67,450
WGL Holdings, Inc. (Gas Utilities)	1,008	71,356
Williams-Sonoma, Inc. (Specialty Retail)	1,728	93,450
Woodward, Inc. (Machinery)	1,296	75,868
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	3,024	143,942
Worthington Industries, Inc. (Metals & Mining)	2,016	89,329
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	8,064	102,252
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,952	119,400
TOTAL COMMON STOCKS (Cost $29,969,330)		34,782,193
TOTAL INVESTMENT SECURITIES (Cost $29,969,330)—100.2%		34,782,193
Net other assets (liabilities)—(0.2)%		(73,042)
NET ASSETS—100.0%		$34,709,151

* Non-income producing security

ADR American Depositary Receipt

Mid-Cap Value ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$984,514	2.8%
Auto Components	170,391	0.5%
Automobiles	77,152	0.2%
Banks	1,977,323	5.7%
Beverages	26,335	0.1%
Capital Markets	516,326	1.5%
Chemicals	998,649	2.9%
Commercial Services & Supplies	642,331	1.9%
Communications Equipment	419,738	1.2%
Construction & Engineering	657,989	1.9%
Consumer Finance	133,561	0.4%
Containers & Packaging	604,941	1.7%
Diversified Consumer Services	201,610	0.6%
Electric Utilities	1,174,267	3.4%
Electrical Equipment	253,958	0.7%
Electronic Equipment, Instruments & Components	1,982,088	5.7%
Energy Equipment & Services	889,367	2.6%
Food & Staples Retailing	230,809	0.7%
Food Products	642,285	1.9%
Gas Utilities	1,384,380	4.0%
Health Care Equipment & Supplies	506,962	1.5%
Health Care Providers & Services	559,983	1.6%
Health Care Technology	63,032	0.2%
Hotels, Restaurants & Leisure	327,720	0.9%
Household Durables	288,001	0.8%
Household Products	81,624	0.2%
Independent Power and Renewable Electricity Producers	37,210	0.1%
Industrial Conglomerates	282,601	0.8%
Insurance	2,617,704	7.4%
Internet & Catalog Retail	73,670	0.2%
Internet Software & Services	76,041	0.2%

See accompanying notes to the financial statements.

102 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

	Value	% of Net Assets
IT Services	$678,120	2.0%
Leisure Products	213,794	0.6%
Life Sciences Tools & Services	125,358	0.4%
Machinery	1,917,904	5.5%
Marine	125,545	0.4%
Media	685,614	2.0%
Metals & Mining	1,322,235	3.8%
Multiline Retail	227,529	0.7%
Multi-Utilities	535,824	1.5%
Oil, Gas & Consumable Fuels	1,375,055	4.0%
Paper & Forest Products	154,257	0.4%
Personal Products	189,114	0.5%
Pharmaceuticals	47,811	0.1%
Professional Services	283,893	0.8%
Real Estate Investment Trusts	3,594,733	10.3%
Road & Rail	437,800	1.3%
Semiconductors & Semiconductor Equipment	732,241	2.1%
Software	347,580	1.0%
Specialty Retail	1,309,650	3.8%
Technology Hardware, Storage & Peripherals	419,026	1.2%
Textiles, Apparel & Luxury Goods	227,743	0.7%
Thrifts & Mortgage Finance	343,397	1.0%
Trading Companies & Distributors	368,700	1.1%
Water Utilities	109,740	0.3%
Wireless Telecommunication Services	126,968	0.4%
Other**	(73,042)	(0.2)%
Total	$34,709,151	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 103

Common Stocks (100.4%)

	Shares	Value
A.O. Smith Corp. (Building Products)	2,480	$230,367
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,395	164,568
ACI Worldwide, Inc.* (Software)	3,875	76,764
Acxiom Corp.* (IT Services)	1,240	28,458
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,920	68,051
Akorn, Inc.* (Pharmaceuticals)	2,790	95,501
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,550	61,070
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,550	174,065
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,480	221,092
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,790	39,395
AMC Networks, Inc.*—Class A (Media)	2,015	111,551
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,325	125,713
American Financial Group, Inc. (Insurance)	1,240	90,644
AmSurg Corp.* (Health Care Providers & Services)	1,860	139,519
ANSYS, Inc.* (Software)	2,945	263,165
AptarGroup, Inc. (Containers & Packaging)	1,240	96,943
Aqua America, Inc. (Water Utilities)	3,565	123,492
ARRIS International PLC* (Communications Equipment)	5,890	160,443
Ashland, Inc. (Chemicals)	1,085	122,864
Atmos Energy Corp. (Gas Utilities)	1,550	123,674
Avon Products, Inc. (Personal Products)	4,030	16,402
BancorpSouth, Inc. (Banks)	1,395	33,229
Bank of Hawaii Corp. (Banks)	930	64,096
Bank of the Ozarks, Inc. (Banks)	2,790	100,412
BE Aerospace, Inc. (Aerospace & Defense)	1,550	74,144
Belden, Inc. (Electronic Equipment, Instruments & Components)	775	56,738
Bio-Techne Corp. (Life Sciences Tools & Services)	1,240	139,401
Brinker International, Inc. (Hotels, Restaurants & Leisure)	775	36,534
Broadridge Financial Solutions, Inc. (IT Services)	4,030	272,750
Brocade Communications Systems, Inc. (Communications Equipment)	4,030	37,479
Brown & Brown, Inc. (Insurance)	2,480	90,917
Brunswick Corp. (Leisure Products)	1,395	69,220
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	620	104,135
Cable One, Inc. (Media)	155	81,202
Cadence Design Systems, Inc.* (Software)	10,075	242,304
CalAtlantic Group, Inc. (Household Durables)	1,395	50,513
Camden Property Trust (Real Estate Investment Trusts)	1,550	138,865
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,240	36,679
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,705	172,631
Casey’s General Stores, Inc. (Food & Staples Retailing)	775	103,494
Catalent, Inc.* (Pharmaceuticals)	2,170	55,422
Cathay General Bancorp (Banks)	1,550	46,469
CBOE Holdings, Inc. (Diversified Financial Services)	2,790	191,952
CDK Global, Inc. (Software)	5,270	304,553
CEB, Inc. (Professional Services)	1,085	65,143
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,550	136,292
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	465	60,975
Ciena Corp.* (Communications Equipment)	4,340	83,285
Cinemark Holdings, Inc. (Media)	1,550	58,280
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,790	126,025
Commerce Bancshares, Inc. (Banks)	1,550	73,300
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	4,650	144,522
CommVault Systems, Inc.* (Software)	775	40,099
Compass Minerals International, Inc. (Metals & Mining)	620	43,146
comScore, Inc.* (Internet Software & Services)	1,085	28,156
Convergys Corp. (IT Services)	3,255	86,746
Copart, Inc.* (Commercial Services & Supplies)	2,170	109,455
CoreLogic, Inc.* (IT Services)	1,860	74,921
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	310	48,797
Crane Co. (Machinery)	775	48,283
Curtiss-Wright Corp. (Aerospace & Defense)	620	55,174
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	2,015	101,193
Deluxe Corp. (Commercial Services & Supplies)	775	52,382
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,705	251,146
Donaldson Co., Inc. (Machinery)	1,705	61,602
Douglas Emmett, Inc. (Real Estate Investment Trusts)	2,945	112,028
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,085	44,452
DST Systems, Inc. (IT Services)	1,085	133,813
Duke Realty Corp. (Real Estate Investment Trusts)	5,425	156,186
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	3,100	140,461
Eagle Materials, Inc. (Construction Materials)	1,550	130,123
East West Bancorp, Inc. (Banks)	3,100	106,082
Eaton Vance Corp. (Capital Markets)	1,860	70,327
Edgewell Personal Care Co.* (Personal Products)	775	65,573
Education Realty Trust, Inc. (Real Estate Investment Trusts)	2,170	104,464
Energizer Holdings, Inc. (Household Products)	930	47,923
EPR Properties (Real Estate Investment Trusts)	930	78,139
Equity One, Inc. (Real Estate Investment Trusts)	3,100	103,137
FactSet Research Systems, Inc. (Diversified Financial Services)	1,395	239,884
Fair Isaac Corp. (Software)	1,085	137,404
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,705	33,657
Federated Investors, Inc.—Class B (Capital Markets)	1,550	48,934
FEI Co. (Electronic Equipment, Instruments & Components)	620	65,980

See accompanying notes to the financial statements.

104 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
First Horizon National Corp. (Banks)	7,750	$112,840
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	2,480	73,086
Flowers Foods, Inc. (Food Products)	6,045	111,168
Fortinet, Inc.* (Software)	4,960	172,062
Fulton Financial Corp. (Banks)	2,635	35,968
Gartner, Inc.* (IT Services)	2,790	279,697
Gentex Corp. (Auto Components)	6,045	106,815
Graco, Inc. (Machinery)	1,240	91,772
Halyard Health, Inc.* (Health Care Equipment & Supplies)	620	21,446
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	3,565	128,910
Helen of Troy, Ltd.* (Household Durables)	930	92,637
Herman Miller, Inc. (Commercial Services & Supplies)	930	30,476
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,705	95,003
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,240	66,253
Hubbell, Inc. (Electrical Equipment)	775	83,568
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	775	133,750
IDACORP, Inc. (Electric Utilities)	775	62,659
IDEX Corp. (Machinery)	1,395	125,257
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,945	276,212
Ingredion, Inc. (Food Products)	1,085	144,565
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,495	98,845
InterDigital, Inc. (Communications Equipment)	465	27,458
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	1,240	104,520
ITT, Inc. (Machinery)	1,240	39,320
j2 Global, Inc. (Internet Software & Services)	1,550	103,602
Jack Henry & Associates, Inc. (IT Services)	2,635	235,174
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	620	54,802
Janus Capital Group, Inc. (Capital Markets)	2,480	37,448
JetBlue Airways Corp.* (Airlines)	10,850	198,881
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,550	169,679
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,550	33,620
KBR, Inc. (Construction & Engineering)	1,860	26,077
Kilroy Realty Corp. (Real Estate Investment Trusts)	1,860	136,171
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,790	189,328
Lancaster Colony Corp. (Food Products)	465	60,431
Leidos Holdings, Inc. (IT Services)	775	38,758
Lennox International, Inc. (Building Products)	1,240	194,432
LivaNova PLC* (Health Care Equipment & Supplies)	1,395	72,610
Live Nation Entertainment, Inc.* (Media)	2,015	55,251
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,100	62,620
Manhattan Associates, Inc.* (Software)	2,480	143,964
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,240	200,458
MAXIMUS, Inc. (IT Services)	2,170	127,856
MB Financial, Inc. (Banks)	1,395	53,554
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,720	58,404
MEDNAX, Inc.* (Health Care Providers & Services)	3,100	213,620
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	930	382,425
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,720	145,080
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,705	180,764
Minerals Technologies, Inc. (Chemicals)	775	50,577
Molina Healthcare, Inc.* (Health Care Providers & Services)	775	44,028
MSCI, Inc.—Class A (Diversified Financial Services)	2,945	253,388
National Fuel Gas Co. (Gas Utilities)	1,085	61,313
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,705	48,899
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,325	123,597
NeuStar, Inc.*—Class A (IT Services)	930	23,427
NewMarket Corp. (Chemicals)	155	66,331
Nordson Corp. (Machinery)	930	82,110
NVR, Inc.* (Household Durables)	155	264,276
Old Dominion Freight Line, Inc.* (Road & Rail)	1,085	75,581
Old Republic International Corp. (Insurance)	8,215	159,207
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	2,790	96,255
Packaging Corp. of America (Containers & Packaging)	3,100	231,539
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	775	169,972
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,705	113,979
Plantronics, Inc. (Communications Equipment)	775	37,386
Polaris Industries, Inc. (Leisure Products)	1,085	107,143
Polycom, Inc.* (Communications Equipment)	2,325	28,807
PolyOne Corp. (Chemicals)	1,395	48,923
Pool Corp. (Distributors)	1,395	142,681
Post Holdings, Inc.* (Food Products)	2,170	188,074
Post Properties, Inc. (Real Estate Investment Trusts)	930	59,139
Potlatch Corp. (Real Estate Investment Trusts)	620	23,715
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,705	91,218
Primerica, Inc. (Insurance)	930	47,904
PrivateBancorp, Inc. (Banks)	2,635	116,467
PTC, Inc.* (Software)	2,170	86,214
Rackspace Hosting, Inc.* (Internet Software & Services)	1,705	39,948
Raymond James Financial, Inc. (Capital Markets)	1,860	102,114
Regency Centers Corp. (Real Estate Investment Trusts)	3,410	289,610
RenaissanceRe Holdings, Ltd. (Insurance)	620	72,862
ResMed, Inc. (Health Care Equipment & Supplies)	4,650	320,291
Restoration Hardware Holdings, Inc.* (Specialty Retail)	1,240	38,204

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 105

Common Stocks, continued

	Shares	Value
Rollins, Inc. (Commercial Services & Supplies)	3,100	$87,358
RPM International, Inc. (Chemicals)	2,325	126,154
SEI Investments Co. (Capital Markets)	4,495	202,274
Sensient Technologies Corp. (Chemicals)	775	57,218
Service Corp. International (Diversified Consumer Services)	6,510	180,457
Signature Bank* (Banks)	1,860	223,645
Silgan Holdings, Inc. (Containers & Packaging)	775	38,425
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	930	49,550
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,495	107,970
Snyder’s-Lance, Inc. (Food Products)	1,550	53,103
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,550	158,674
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,805	111,139
STERIS PLC (Health Care Equipment & Supplies)	2,945	208,948
SUPERVALU, Inc.* (Food & Staples Retailing)	4,650	22,692
SVB Financial Group* (Banks)	1,705	171,216
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	1,240	64,418
Synopsys, Inc.* (Software)	3,410	184,686
Synovus Financial Corp. (Banks)	2,170	66,055
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,015	84,106
Taubman Centers, Inc. (Real Estate Investment Trusts)	930	75,256
Teleflex, Inc. (Health Care Equipment & Supplies)	930	167,688
Tempur Sealy International, Inc.* (Household Durables)	2,015	152,394
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,550	73,191
The Boston Beer Co., Inc.*—Class A (Beverages)	155	28,346
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	775	40,091
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	775	141,414
The Hain Celestial Group, Inc.* (Food Products)	2,015	106,372
The Scotts Miracle-Gro Co.—Class A (Chemicals)	930	68,588
The Toro Co. (Machinery)	1,860	171,026
The Ultimate Software Group, Inc.* (Software)	930	194,463
The Valspar Corp. (Chemicals)	1,395	148,525
The Wendy’s Co. (Hotels, Restaurants & Leisure)	7,130	68,876
The WhiteWave Foods Co.* (Food Products)	5,890	326,837
Thor Industries, Inc. (Automobiles)	775	59,319
Toll Brothers, Inc.* (Household Durables)	5,115	143,271
Tootsie Roll Industries, Inc. (Food Products)	310	11,510
TreeHouse Foods, Inc.* (Food Products)	930	95,967
TRI Pointe Group, Inc.* (Household Durables)	2,635	35,441
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,410	90,160
Tyler Technologies, Inc.* (Software)	1,085	176,877
United Therapeutics Corp.* (Biotechnology)	1,550	187,566
Urban Edge Properties (Real Estate Investment Trusts)	1,705	50,997
VCA, Inc.* (Health Care Providers & Services)	2,635	187,981
ViaSat, Inc.* (Communications Equipment)	930	68,662
Vista Outdoor, Inc.* (Leisure Products)	2,015	100,851
Wabtec Corp. (Machinery)	1,860	127,410
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,240	22,642
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,860	46,500
Watsco, Inc. (Trading Companies & Distributors)	620	89,305
WebMD Health Corp.* (Internet Software & Services)	1,240	75,652
Webster Financial Corp. (Banks)	1,705	61,312
Weingarten Realty Investors (Real Estate Investment Trusts)	3,875	167,361
WellCare Health Plans, Inc.* (Health Care Providers & Services)	620	66,216
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,550	124,434
WEX, Inc.* (IT Services)	775	72,602
WGL Holdings, Inc. (Gas Utilities)	930	65,835
Williams-Sonoma, Inc. (Specialty Retail)	1,395	75,442
WisdomTree Investments, Inc. (Capital Markets)	3,875	38,518
Woodward, Inc. (Machinery)	775	45,369
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,705	90,382
TOTAL COMMON STOCKS (Cost $20,491,629)		24,337,581

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $201,005	$201,000	$201,000
TOTAL REPURCHASE AGREEMENTS (Cost $201,000)		201,000
TOTAL INVESTMENT SECURITIES (Cost $20,692,629)—101.2%		24,538,581
Net other assets (liabilities)—(1.2)%		(280,591)
NET ASSETS—100.0%		$24,257,990

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$263,068	1.1%
Airlines	198,881	0.8%
Auto Components	106,815	0.4%
Automobiles	59,319	0.2%
Banks	1,264,645	5.2%

See accompanying notes to the financial statements.

106 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

	Value	% of Net Assets
Beverages	$28,346	0.1%
Biotechnology	187,566	0.8%
Building Products	424,799	1.8%
Capital Markets	522,257	2.2%
Chemicals	689,181	2.8%
Commercial Services & Supplies	279,671	1.2%
Communications Equipment	443,520	1.8%
Construction & Engineering	26,077	0.1%
Construction Materials	130,123	0.5%
Containers & Packaging	366,907	1.5%
Distributors	142,681	0.6%
Diversified Consumer Services	180,457	0.7%
Diversified Financial Services	885,682	3.7%
Electric Utilities	62,659	0.3%
Electrical Equipment	83,568	0.3%
Electronic Equipment, Instruments & Components	582,704	2.4%
Food & Staples Retailing	237,325	1.0%
Food Products	1,098,026	4.5%
Gas Utilities	250,823	1.0%
Health Care Equipment & Supplies	1,784,957	7.4%
Health Care Providers & Services	651,364	2.7%
Health Care Technology	39,395	0.2%
Hotels, Restaurants & Leisure	1,048,981	4.3%
Household Durables	738,532	3.0%
Household Products	47,923	0.2%
Insurance	461,534	1.9%
Internet Software & Services	247,358	1.0%
IT Services	1,374,202	5.7%
Leisure Products	277,214	1.1%
Life Sciences Tools & Services	772,097	3.2%
Machinery	792,149	3.3%
Media	350,736	1.4%
Metals & Mining	43,146	0.2%
Paper & Forest Products	62,620	0.3%
Personal Products	81,975	0.3%
Pharmaceuticals	242,141	1.0%
Professional Services	65,143	0.3%
Real Estate Investment Trusts	3,265,365	13.5%
Real Estate Management & Development	230,749	1.0%
Road & Rail	75,581	0.3%
Semiconductors & Semiconductor Equipment	459,601	1.9%
Software	2,022,554	8.3%
Specialty Retail	113,646	0.5%
Textiles, Apparel & Luxury Goods	314,221	1.3%
Thrifts & Mortgage Finance	46,500	0.2%
Trading Companies & Distributors	89,305	0.4%
Water Utilities	123,492	0.5%
Other**	(79,591)	(0.4)%
Total	$24,257,990	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 107

Common Stocks (100.3%)

	Shares	Value
A. Schulman, Inc. (Chemicals)	2,376	$69,641
AAR Corp. (Aerospace & Defense)	2,700	65,232
Abaxis, Inc. (Health Care Equipment & Supplies)	648	32,050
ABM Industries, Inc. (Commercial Services & Supplies)	4,536	168,786
Actuant Corp.—Class A (Machinery)	4,752	112,860
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	324	14,441
ADTRAN, Inc. (Communications Equipment)	3,996	72,727
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	48,375
Aegion Corp.* (Construction & Engineering)	2,808	57,620
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,512	28,516
Aerovironment, Inc.* (Aerospace & Defense)	1,620	45,927
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	756	8,634
Agree Realty Corp. (Real Estate Investment Trusts)	756	38,344
Air Methods Corp.* (Health Care Providers & Services)	1,296	43,144
AK Steel Holding Corp.* (Metals & Mining)	9,720	63,763
Alamo Group, Inc. (Machinery)	324	21,750
Albany International Corp.—Class A (Machinery)	1,188	50,288
ALLETE, Inc. (Electric Utilities)	3,780	241,353
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,188	31,518
Amedisys, Inc.* (Health Care Providers & Services)	972	52,051
American Assets Trust, Inc. (Real Estate Investment Trusts)	972	44,595
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,132	54,528
American Equity Investment Life Holding Co. (Insurance)	6,696	106,667
American Public Education, Inc.* (Diversified Consumer Services)	1,296	37,117
American Science & Engineering, Inc. (Aerospace & Defense)	324	11,959
American States Water Co. (Water Utilities)	1,080	46,656
American Vanguard Corp. (Chemicals)	1,080	16,070
Analogic Corp. (Health Care Equipment & Supplies)	540	45,371
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,160	35,834
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	324	19,634
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	432	21,565
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	2,268	138,983
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	3,132	147,047
ArcBest Corp. (Road & Rail)	1,944	36,372
Archrock, Inc. (Energy Equipment & Services)	5,616	50,039
Arctic Cat, Inc. (Leisure Products)	1,080	16,859
Asbury Automotive Group, Inc.* (Specialty Retail)	972	59,098
Astec Industries, Inc. (Machinery)	1,512	91,143
Astoria Financial Corp. (Thrifts & Mortgage Finance)	7,452	109,321
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	2,052	88,708
ATN International, Inc. (Diversified Telecommunication Services)	432	31,761
Atwood Oceanics, Inc. (Energy Equipment & Services)	4,752	50,751
Avista Corp. (Multi-Utilities)	5,184	225,504
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	432	30,128
Banc of California, Inc. (Banks)	1,080	23,954
Barnes & Noble Education, Inc.* (Specialty Retail)	3,132	36,206
Barnes & Noble, Inc. (Specialty Retail)	4,968	64,981
Barnes Group, Inc. (Machinery)	1,836	69,639
Basic Energy Services, Inc.* (Energy Equipment & Services)	3,240	2,268
Bel Fuse, Inc.—Class B (Communications Equipment)	756	15,490
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	5,400	62,046
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	3,996	93,666
Big 5 Sporting Goods Corp. (Specialty Retail)	1,512	15,967
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	108	44,832
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	4,104	24,501
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	648	25,168
Black Box Corp. (Communications Equipment)	1,188	16,216
Blucora, Inc.* (Internet Software & Services)	3,348	34,182
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	1,620	59,584
Boise Cascade Co.* (Paper & Forest Products)	3,132	85,096
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,348	2,689
Boston Private Financial Holdings, Inc. (Banks)	6,696	81,156
Bottomline Technologies, Inc.* (Software)	1,404	29,638
Brady Corp.—Class A (Commercial Services & Supplies)	1,944	62,480
Briggs & Stratton Corp. (Machinery)	3,564	81,010
Bristow Group, Inc. (Energy Equipment & Services)	2,808	30,354
Brookline Bancorp, Inc. (Banks)	2,268	25,833
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,616	70,368
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,944	102,294
CACI International, Inc.*—Class A (IT Services)	1,944	185,323
Calamos Asset Management, Inc.—Class A (Capital Markets)	1,404	9,772
CalAmp Corp.* (Communications Equipment)	1,188	16,870
Caleres, Inc. (Specialty Retail)	3,564	93,804
Calgon Carbon Corp. (Chemicals)	4,104	56,635
California Water Service Group (Water Utilities)	2,916	98,357
Callaway Golf Co. (Leisure Products)	2,700	28,890
Capella Education Co. (Diversified Consumer Services)	864	51,728

See accompanying notes to the financial statements.

108 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Capstead Mortgage Corp. (Real Estate Investment Trusts)	7,776	$77,371
CARBO Ceramics, Inc. (Energy Equipment & Services)	1,620	22,842
Cardinal Financial Corp. (Banks)	756	19,475
Cardtronics PLC*—Class A (IT Services)	1,080	47,509
Career Education Corp.* (Diversified Consumer Services)	5,508	38,060
CareTrust REIT, Inc. (Real Estate Investment Trusts)	1,296	18,727
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,728	56,678
Cash America International, Inc. (Consumer Finance)	1,944	83,300
Cavco Industries, Inc.* (Household Durables)	216	21,466
CDI Corp. (Professional Services)	1,188	7,508
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,376	19,103
Celadon Group, Inc. (Road & Rail)	2,268	18,734
Central Garden & Pet Co.* (Household Products)	756	18,341
Central Garden & Pet Co.*—Class A (Household Products)	2,700	61,533
Central Pacific Financial Corp. (Banks)	972	23,843
Century Aluminum Co.* (Metals & Mining)	3,996	30,330
Chart Industries, Inc.* (Machinery)	2,484	74,570
Chesapeake Lodging Trust (Real Estate Investment Trusts)	4,860	122,812
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	540	18,209
Ciber, Inc.* (IT Services)	5,940	8,316
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	5,940	29,700
CIRCOR International, Inc. (Machinery)	1,296	73,794
City Holding Co. (Banks)	540	25,218
Clearwater Paper Corp.* (Paper & Forest Products)	1,404	88,326
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,968	16,941
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,188	50,763
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	864	91,627
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	756	7,983
Columbia Banking System, Inc. (Banks)	1,296	39,295
Community Bank System, Inc. (Banks)	1,620	71,491
Computer Programs & Systems, Inc. (Health Care Technology)	432	17,124
Comtech Telecommunications Corp. (Communications Equipment)	1,296	16,939
CONMED Corp. (Health Care Equipment & Supplies)	864	35,113
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,268	63,391
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,404	12,959
Core-Mark Holding Co., Inc. (Distributors)	1,728	84,603
Cousins Properties, Inc. (Real Estate Investment Trusts)	6,804	72,395
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	5,940	67,300
CryoLife, Inc. (Health Care Equipment & Supplies)	1,080	15,736
CSG Systems International, Inc. (IT Services)	648	26,088
CTS Corp. (Electronic Equipment, Instruments & Components)	2,700	51,597
Cubic Corp. (Aerospace & Defense)	1,728	70,572
Customers Bancorp, Inc.* (Banks)	2,052	52,818
CVB Financial Corp. (Banks)	2,592	42,638
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	3,132	20,264
Darling Ingredients, Inc.* (Food Products)	13,392	211,325
DHI Group, Inc.* (Internet Software & Services)	1,188	8,661
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	7,560	74,239
Digi International, Inc.* (Communications Equipment)	864	9,599
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	2,484	42,973
DineEquity, Inc. (Hotels, Restaurants & Leisure)	756	61,516
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	3,132	57,973
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	540	19,402
Dorman Products, Inc.* (Auto Components)	756	48,157
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,728	18,714
DTS, Inc.* (Electronic Equipment, Instruments & Components)	648	18,008
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,080	17,971
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,188	87,461
Echo Global Logistics, Inc.* (Air Freight & Logistics)	2,052	50,808
eHealth, Inc.* (Insurance)	864	8,251
El Paso Electric Co. (Electric Utilities)	3,240	154,483
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,268	15,354
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,188	52,616
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,080	24,289
Encore Capital Group, Inc.* (Consumer Finance)	1,944	47,453
Encore Wire Corp. (Electrical Equipment)	1,728	64,852
EnerSys (Electrical Equipment)	3,564	222,216
Engility Holdings, Inc.* (Aerospace & Defense)	1,404	40,772
Enova International, Inc.* (Consumer Finance)	2,160	19,634
EnPro Industries, Inc. (Machinery)	1,728	79,056
Epiq Systems, Inc. (Software)	2,700	44,118
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	216	18,168
Era Group, Inc.* (Energy Equipment & Services)	1,620	14,224
ESCO Technologies, Inc. (Machinery)	972	41,164
Essendant, Inc. (Commercial Services & Supplies)	3,024	60,601
Ethan Allen Interiors, Inc. (Household Durables)	2,052	71,267
Exar Corp.* (Semiconductors & Semiconductor Equipment)	2,052	17,196
Express, Inc.* (Specialty Retail)	5,616	84,015
Exterran Corp.* (Energy Equipment & Services)	2,808	35,718
EZCORP, Inc.*—Class A (Consumer Finance)	4,104	37,182

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 109

Common Stocks, continued

	Shares	Value
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,404	$48,972
Federal Signal Corp. (Machinery)	1,404	18,463
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,080	24,127
First BanCorp.* (Banks)	9,504	43,623
First Cash Financial Services, Inc. (Consumer Finance)	2,268	116,372
First Commonwealth Financial Corp. (Banks)	2,484	23,971
First Financial Bancorp (Banks)	5,076	108,170
First NBC Bank Holding Co.* (Banks)	540	10,276
Five Below, Inc.* (Specialty Retail)	2,592	132,218
Flotek Industries, Inc.* (Chemicals)	4,428	62,878
Forestar Group, Inc.* (Real Estate Management & Development)	1,512	18,567
Forrester Research, Inc. (IT Services)	324	13,261
Forward Air Corp. (Air Freight & Logistics)	756	34,988
Franklin Electric Co., Inc. (Machinery)	1,836	71,090
Franklin Street Properties Corp. (Real Estate Investment Trusts)	7,236	92,766
Fred’s, Inc.—Class A (Multiline Retail)	2,808	44,619
FTD Cos., Inc.* (Internet & Catalog Retail)	1,404	35,535
FutureFuel Corp. (Chemicals)	1,836	21,041
G & K Services, Inc.—Class A (Commercial Services & Supplies)	864	69,301
Gannett Co., Inc. (Media)	9,504	121,271
General Cable Corp. (Electrical Equipment)	3,996	58,861
Genesco, Inc.* (Specialty Retail)	1,728	119,958
Geospace Technologies Corp.* (Energy Equipment & Services)	1,080	17,820
Getty Realty Corp. (Real Estate Investment Trusts)	648	14,723
Gibraltar Industries, Inc.* (Building Products)	1,296	45,723
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,188	47,556
Glacier Bancorp, Inc. (Banks)	2,052	56,594
Government Properties Income Trust (Real Estate Investment Trusts)	3,888	92,768
Great Western Bancorp, Inc. (Banks)	2,160	71,647
Green Dot Corp.*—Class A (Consumer Finance)	3,564	86,249
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,916	66,134
Greenhill & Co., Inc. (Capital Markets)	1,512	29,983
Group 1 Automotive, Inc. (Specialty Retail)	1,728	107,689
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	1,080	9,137
GulfMark Offshore, Inc.*—Class A (Energy Equipment & Services)	2,052	5,951
H.B. Fuller Co. (Chemicals)	4,104	191,083
Haemonetics Corp.* (Health Care Equipment & Supplies)	2,376	72,040
Harmonic, Inc.* (Communications Equipment)	6,264	20,609
Harsco Corp. (Machinery)	6,480	63,439
Harte-Hanks, Inc. (Media)	3,888	6,454
Haverty Furniture Cos., Inc. (Specialty Retail)	1,620	29,857
Hawkins, Inc. (Chemicals)	756	32,311
Haynes International, Inc. (Metals & Mining)	972	36,917
HCI Group, Inc. (Insurance)	324	9,772
HealthEquity, Inc.* (Health Care Providers & Services)	1,188	35,070
Healthways, Inc.* (Health Care Providers & Services)	2,592	43,649
Heartland Express, Inc. (Road & Rail)	2,376	44,004
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,100	64,314
Hibbett Sports, Inc.* (Specialty Retail)	1,836	64,113
Hillenbrand, Inc. (Machinery)	1,620	52,407
HMS Holdings Corp.* (Health Care Technology)	6,804	135,264
Horace Mann Educators Corp. (Insurance)	3,240	110,742
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	2,592	20,684
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,808	114,959
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	3,996	28,771
ICU Medical, Inc.* (Health Care Equipment & Supplies)	324	37,830
Independent Bank Corp. (Banks)	648	32,536
Infinity Property & Casualty Corp. (Insurance)	864	70,883
Innophos Holdings, Inc. (Chemicals)	1,620	69,757
Inogen, Inc.* (Health Care Equipment & Supplies)	432	23,216
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	3,024	80,438
Insperity, Inc. (Professional Services)	648	50,862
Integer Holdings Corp.* (Health Care Equipment & Supplies)	756	16,791
Inteliquent, Inc. (Diversified Telecommunication Services)	1,620	33,291
Inter Parfums, Inc. (Personal Products)	1,404	45,686
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,512	52,677
Interactive Intelligence Group, Inc.* (Software)	756	40,786
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	8,964	161,173
INTL FCStone, Inc.* (Capital Markets)	1,188	34,618
Intrepid Potash, Inc.* (Chemicals)	4,536	5,851
Invacare Corp. (Health Care Equipment & Supplies)	2,484	28,616
Investment Technology Group, Inc. (Capital Markets)	1,188	19,840
Iridium Communications, Inc.* (Diversified Telecommunication Services)	6,588	59,160
iRobot Corp.* (Household Durables)	1,296	49,144
Itron, Inc.* (Electronic Equipment, Instruments & Components)	3,132	133,705
Ixia* (Communications Equipment)	1,836	21,114
J & J Snack Foods Corp. (Food Products)	432	52,536
Kaiser Aluminum Corp. (Metals & Mining)	540	44,739
Kaman Corp.—Class A (Trading Companies & Distributors)	2,160	93,226
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,376	33,929
Kelly Services, Inc.—Class A (Professional Services)	2,376	48,637
Kindred Healthcare, Inc. (Health Care Providers & Services)	6,912	84,741
Kirkland’s, Inc.* (Specialty Retail)	1,188	18,105
Kite Realty Group Trust (Real Estate Investment Trusts)	6,804	206,910
Knight Transportation, Inc. (Road & Rail)	2,484	74,098
Koppers Holdings, Inc.* (Chemicals)	1,728	54,639
Kraton Performance Polymers, Inc.* (Chemicals)	2,484	74,296

See accompanying notes to the financial statements.

110 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	5,724	$71,893
Landauer, Inc. (Health Care Providers & Services)	216	9,012
La-Z-Boy, Inc. (Household Durables)	2,052	62,011
Lexington Realty Trust (Real Estate Investment Trusts)	17,172	186,660
Lindsay Corp. (Machinery)	864	60,618
Liquidity Services, Inc.* (Internet Software & Services)	1,944	15,708
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	540	67,511
LivePerson, Inc.* (Internet Software & Services)	2,592	17,302
LSB Industries, Inc.* (Chemicals)	1,620	18,760
LTC Properties, Inc. (Real Estate Investment Trusts)	1,188	63,594
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	2,160	32,465
Lumentum Holdings, Inc.* (Communications Equipment)	2,268	68,607
Lumos Networks Corp.* (Diversified Telecommunication Services)	1,944	22,745
M.D.C. Holdings, Inc. (Household Durables)	1,620	42,638
M/I Homes, Inc.* (Household Durables)	1,080	24,354
Magellan Health, Inc.* (Health Care Providers & Services)	2,052	140,499
ManTech International Corp.—Class A (IT Services)	1,944	76,807
MarineMax, Inc.* (Specialty Retail)	864	17,453
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,944	148,327
Marten Transport, Ltd. (Road & Rail)	1,836	39,749
Materion Corp. (Metals & Mining)	1,620	42,784
Matrix Service Co.* (Energy Equipment & Services)	1,080	17,896
Medifast, Inc. (Personal Products)	432	15,215
Mercury Systems, Inc.* (Aerospace & Defense)	1,188	30,793
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,080	20,909
MicroStrategy, Inc.*—Class A (Software)	324	56,664
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,160	98,670
Mobile Mini, Inc. (Commercial Services & Supplies)	1,728	56,177
Monotype Imaging Holdings, Inc. (Software)	1,404	27,785
Monster Worldwide, Inc.* (Internet Software & Services)	3,564	9,017
Moog, Inc.*—Class A (Aerospace & Defense)	2,700	148,689
Motorcar Parts of America, Inc.* (Auto Components)	648	18,163
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,296	29,277
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	648	30,735
Mueller Industries, Inc. (Machinery)	4,644	158,082
Multi-Color Corp. (Commercial Services & Supplies)	324	20,924
Myers Industries, Inc. (Containers & Packaging)	1,728	25,834
MYR Group, Inc.* (Construction & Engineering)	1,512	37,301
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,188	23,808
National Presto Industries, Inc. (Aerospace & Defense)	108	9,670
Navigant Consulting, Inc.* (Professional Services)	1,836	36,188
NBT Bancorp, Inc. (Banks)	1,728	51,529
Neenah Paper, Inc. (Paper & Forest Products)	540	40,732
NETGEAR, Inc.* (Communications Equipment)	972	49,990
Newpark Resources, Inc.* (Energy Equipment & Services)	6,804	43,001
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,268	8,981
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	8,316	123,991
Northwest Natural Gas Co. (Gas Utilities)	2,268	147,284
NorthWestern Corp. (Multi-Utilities)	3,888	236,157
OFG Bancorp (Banks)	3,564	37,814
Old National Bancorp (Banks)	10,908	143,549
Olympic Steel, Inc. (Metals & Mining)	756	21,667
Orion Marine Group, Inc.* (Construction & Engineering)	2,268	12,814
Oritani Financial Corp. (Thrifts & Mortgage Finance)	972	15,766
Outerwall, Inc. (Specialty Retail)	540	28,436
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	540	30,877
P.H. Glatfelter Co. (Paper & Forest Products)	3,564	73,632
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	1,620	26,244
Parkway Properties, Inc. (Real Estate Investment Trusts)	6,588	114,434
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,080	59,152
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	3,456	87,921
Perficient, Inc.* (IT Services)	1,404	31,197
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	972	20,820
PetMed Express, Inc. (Internet & Catalog Retail)	648	13,433
PharMerica Corp.* (Health Care Providers & Services)	2,484	65,975
Pioneer Energy Services Corp.* (Energy Equipment & Services)	5,292	16,670
Piper Jaffray Cos.* (Capital Markets)	1,188	49,112
Plexus Corp.* (Electronic Equipment, Instruments & Components)	2,700	124,038
Powell Industries, Inc. (Electrical Equipment)	756	27,851
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	864	49,308
PRA Group, Inc.* (Consumer Finance)	1,404	39,115
ProAssurance Corp. (Insurance)	1,944	100,427
Progress Software Corp.* (Software)	1,620	47,077
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,860	97,929
PS Business Parks, Inc. (Real Estate Investment Trusts)	648	71,857
QLogic Corp.* (Electronic Equipment, Instruments & Components)	6,804	105,598
Quaker Chemical Corp. (Chemicals)	540	51,656
Quality Systems, Inc. (Health Care Technology)	1,620	19,894
Qualys, Inc.* (Software)	540	16,951
Quanex Building Products Corp. (Building Products)	1,080	21,589

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 111

Common Stocks, continued

	Shares	Value
QuinStreet, Inc.* (Internet Software & Services)	2,916	$10,585
Quorum Health Corp.* (Health Care Providers & Services)	1,512	16,466
Raven Industries, Inc. (Industrial Conglomerates)	2,160	44,842
Rayonier Advanced Materials, Inc. (Chemicals)	3,564	49,076
RE/MAX Holdings, Inc. (Real Estate Management & Development)	972	42,107
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	540	26,114
Regis Corp.* (Diversified Consumer Services)	3,024	40,643
Rent-A-Center, Inc. (Specialty Retail)	4,320	46,656
Resources Connection, Inc. (Professional Services)	1,188	17,701
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	432	28,426
Roadrunner Transportation Systems, Inc.* (Road & Rail)	2,484	18,804
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,268	71,669
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,512	103,481
Rovi Corp.* (Software)	6,696	125,953
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	4,860	19,634
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	864	15,224
S&T Bancorp, Inc. (Banks)	972	24,776
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	5,292	126,532
Safety Insurance Group, Inc. (Insurance)	1,188	75,676
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	972	21,083
Saia, Inc.* (Road & Rail)	2,052	59,282
Sanderson Farms, Inc. (Food Products)	1,620	141,896
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	5,940	150,519
Saul Centers, Inc. (Real Estate Investment Trusts)	324	21,763
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	2,052	84,194
Scholastic Corp. (Media)	2,160	88,776
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,484	93,921
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,728	18,248
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	2,160	23,015
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,296	73,249
Select Comfort Corp.* (Specialty Retail)	1,404	33,499
Select Medical Holdings Corp.* (Health Care Providers & Services)	8,532	98,117
Selective Insurance Group, Inc. (Insurance)	2,160	84,586
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,240	82,361
Seneca Foods Corp.*—Class A (Food Products)	540	21,152
Shutterstock, Inc.* (Internet Software & Services)	864	47,597
Simpson Manufacturing Co., Inc. (Building Products)	1,296	52,877
Sizmek, Inc.* (Media)	1,620	4,423
SkyWest, Inc. (Airlines)	4,212	121,179
Sonic Automotive, Inc.—Class A (Specialty Retail)	2,376	43,196
South Jersey Industries, Inc. (Gas Utilities)	6,480	206,582
Southside Bancshares, Inc. (Banks)	1,944	59,467
SpartanNash Co. (Food & Staples Retailing)	3,024	95,256
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,348	23,001
Spire, Inc. (Gas Utilities)	3,672	254,837
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,728	31,933
SPX Corp.* (Machinery)	3,348	50,689
SPX FLOW, Inc.* (Machinery)	3,348	91,333
Stage Stores, Inc. (Specialty Retail)	2,160	12,809
Standard Motor Products, Inc. (Auto Components)	1,620	67,944
Standex International Corp. (Machinery)	324	28,771
Stein Mart, Inc. (Specialty Retail)	2,376	20,434
Stepan Co. (Chemicals)	1,512	97,237
Sterling Bancorp (Banks)	3,240	54,724
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,268	79,425
Stewart Information Services Corp. (Insurance)	1,944	83,223
Stillwater Mining Co.* (Metals & Mining)	9,828	150,368
Strayer Education, Inc.* (Diversified Consumer Services)	864	39,502
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,944	27,566
SunCoke Energy, Inc. (Metals & Mining)	5,184	39,554
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,512	32,584
Superior Industries International, Inc. (Auto Components)	1,836	56,108
Sykes Enterprises, Inc.* (IT Services)	864	26,516
Tailored Brands, Inc. (Specialty Retail)	3,996	58,541
Tangoe, Inc.* (Software)	3,024	24,464
Team, Inc.* (Commercial Services & Supplies)	1,512	41,746
TeleTech Holdings, Inc. (IT Services)	324	9,247
Tennant Co. (Machinery)	756	48,444
Tesco Corp. (Energy Equipment & Services)	3,780	24,986
Tetra Tech, Inc. (Commercial Services & Supplies)	4,752	156,484
TETRA Technologies, Inc.* (Energy Equipment & Services)	3,024	18,174
Texas Capital Bancshares, Inc.* (Banks)	1,620	78,635
The Andersons, Inc. (Food & Staples Retailing)	2,160	79,877
The Brink’s Co. (Commercial Services & Supplies)	3,996	131,149
The Buckle, Inc. (Specialty Retail)	2,268	62,121
The Cato Corp.—Class A (Specialty Retail)	2,052	73,400
The Chemours Co. (Chemicals)	14,796	137,603
The Children’s Place, Inc. (Specialty Retail)	1,512	126,373
The E.W. Scripps Co.*—Class A (Media)	2,376	40,297
The Ensign Group, Inc. (Health Care Providers & Services)	1,188	25,542
The Finish Line, Inc.—Class A (Specialty Retail)	3,456	75,099
The GEO Group, Inc. (Real Estate Investment Trusts)	6,048	209,320
The Greenbrier Cos., Inc. (Machinery)	2,052	67,367
The Marcus Corp. (Hotels, Restaurants & Leisure)	648	14,353

See accompanying notes to the financial statements.

112 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
The Medicines Co.* (Pharmaceuticals)	2,268	$88,701
The Navigators Group, Inc. (Insurance)	864	80,931
The Providence Service Corp.* (Health Care Providers & Services)	432	20,896
Tidewater, Inc. (Energy Equipment & Services)	3,780	16,141
TimkenSteel Corp. (Metals & Mining)	3,132	31,383
Titan International, Inc. (Machinery)	3,564	23,558
Tompkins Financial Corp. (Banks)	324	23,568
TopBuild Corp.* (Household Durables)	1,296	48,937
Tredegar Corp. (Chemicals)	2,052	36,320
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	7,776	51,555
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	5,292	52,655
Tuesday Morning Corp.* (Multiline Retail)	3,672	28,972
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	2,376	63,558
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,944	67,010
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	2,160	52,790
UMB Financial Corp. (Banks)	3,456	191,496
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	1,188	32,112
UniFirst Corp. (Commercial Services & Supplies)	1,296	151,476
Unit Corp.* (Energy Equipment & Services)	4,212	52,650
United Bankshares, Inc. (Banks)	2,376	91,001
United Community Banks, Inc. (Banks)	1,620	31,169
United Fire Group, Inc. (Insurance)	756	31,752
United Insurance Holdings Corp. (Insurance)	1,404	22,267
Universal Corp. (Tobacco)	1,836	108,893
Universal Electronics, Inc.* (Household Durables)	648	50,116
Universal Health Realty Income Trust (Real Estate Investment Trusts)	324	19,333
Universal Technical Institute, Inc. (Diversified Consumer Services)	1,728	4,095
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	972	24,008
VASCO Data Security International, Inc.* (Software)	1,188	19,851
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	3,240	54,335
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,620	23,587
Veritiv Corp.* (Trading Companies & Distributors)	648	27,359
Viad Corp. (Commercial Services & Supplies)	1,620	56,408
Viavi Solutions, Inc.* (Communications Equipment)	18,900	134,757
Vicor Corp.* (Electrical Equipment)	432	4,579
Virtus Investment Partners, Inc. (Capital Markets)	216	18,207
Vitamin Shoppe, Inc.* (Specialty Retail)	1,944	56,881
VOXX International Corp.* (Distributors)	1,620	4,293
WageWorks, Inc.* (Professional Services)	1,728	106,807
Watts Water Technologies, Inc.—Class A (Machinery)	1,296	80,158
Westamerica Bancorp (Banks)	1,188	55,884
Winnebago Industries, Inc. (Automobiles)	864	20,529
Wintrust Financial Corp. (Banks)	3,996	210,988
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	8,100	198,369
World Acceptance Corp.* (Consumer Finance)	648	28,162
XO Group, Inc.* (Internet Software & Services)	756	13,782
Zumiez, Inc.* (Specialty Retail)	1,512	25,674
TOTAL COMMON STOCKS (Cost $22,121,668)		25,735,254

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $108,002	$108,000	$108,000
TOTAL REPURCHASE AGREEMENTS (Cost $108,000)		108,000
TOTAL INVESTMENT SECURITIES (Cost $22,229,668)—100.7%		25,843,254
Net other assets (liabilities)—(0.7)%		(178,836)
NET ASSETS—100.0%		$25,664,418

*                 Non-income producing security

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$452,130	1.8%
Air Freight & Logistics	289,463	1.1%
Airlines	121,179	0.5%
Auto Components	244,900	1.0%
Automobiles	20,529	0.1%
Banks	1,807,138	7.0%
Biotechnology	78,808	0.3%
Building Products	120,189	0.5%
Capital Markets	214,209	0.8%
Chemicals	1,044,855	4.1%
Commercial Services & Supplies	975,532	3.8%
Communications Equipment	442,918	1.7%
Construction & Engineering	107,735	0.4%
Consumer Finance	457,467	1.8%
Containers & Packaging	25,834	0.1%
Distributors	88,896	0.3%
Diversified Consumer Services	211,145	0.8%
Diversified Telecommunication Services	290,811	1.1%
Electric Utilities	395,836	1.5%
Electrical Equipment	378,359	1.5%
Electronic Equipment, Instruments & Components	1,566,188	6.2%
Energy Equipment & Services	653,878	2.5%
Food & Staples Retailing	175,133	0.7%
Food Products	426,909	1.7%
Gas Utilities	608,703	2.4%

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 113

	Value	% of Net Assets
Health Care Equipment & Supplies	$385,071	1.5%
Health Care Providers & Services	669,006	2.6%
Health Care Technology	172,282	0.7%
Hotels, Restaurants & Leisure	688,098	2.7%
Household Durables	369,933	1.4%
Household Products	79,874	0.3%
Industrial Conglomerates	44,842	0.2%
Insurance	785,177	3.1%
Internet & Catalog Retail	48,968	0.2%
Internet Software & Services	156,834	0.6%
IT Services	424,264	1.7%
Leisure Products	45,749	0.2%
Machinery	1,509,694	5.9%
Media	261,221	1.0%
Metals & Mining	461,505	1.8%
Multiline Retail	73,591	0.3%
Multi-Utilities	461,661	1.8%
Oil, Gas & Consumable Fuels	276,461	1.1%
Paper & Forest Products	415,636	1.6%
Personal Products	60,901	0.2%
Pharmaceuticals	147,666	0.6%
Professional Services	267,703	1.0%
Real Estate Investment Trusts	1,915,200	7.5%
Real Estate Management & Development	60,674	0.2%
Road & Rail	291,043	1.1%
Semiconductors & Semiconductor Equipment	771,292	3.0%
Software	433,287	1.7%
Specialty Retail	1,539,048	6.0%
Technology Hardware, Storage & Peripherals	85,200	0.3%
Textiles, Apparel & Luxury Goods	621,652	2.4%
Thrifts & Mortgage Finance	441,535	1.7%
Tobacco	108,893	0.4%
Trading Companies & Distributors	285,603	1.1%
Water Utilities	145,013	0.6%
Wireless Telecommunication Services	31,933	0.1%
Other**	(70,836)	(0.3)%
Total	$25,664,418	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

114 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (99.8%)

	Shares	Value
8x8, Inc.* (Software)	4,560	$62,700
AAON, Inc. (Building Products)	2,090	55,343
Abaxis, Inc. (Health Care Equipment & Supplies)	760	37,590
Acadia Realty Trust (Real Estate Investment Trusts)	3,800	143,108
Aceto Corp. (Health Care Providers & Services)	1,520	39,079
Acorda Therapeutics, Inc.* (Biotechnology)	2,470	62,441
Adeptus Health, Inc.*—Class A (Health Care Providers & Services)	380	16,937
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,330	54,158
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,280	43,001
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	380	4,340
Agree Realty Corp. (Real Estate Investment Trusts)	760	38,547
Air Methods Corp.* (Health Care Providers & Services)	950	31,626
AK Steel Holding Corp.* (Metals & Mining)	6,080	39,885
Alamo Group, Inc. (Machinery)	190	12,755
Albany International Corp.—Class A (Machinery)	760	32,171
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,330	19,205
Allegiant Travel Co. (Airlines)	760	98,625
Almost Family, Inc.* (Health Care Providers & Services)	380	15,120
AMAG Pharmaceuticals, Inc.* (Biotechnology)	950	25,204
Amedisys, Inc.* (Health Care Providers & Services)	760	40,698
American Assets Trust, Inc. (Real Estate Investment Trusts)	1,330	61,020
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,900	33,079
American Science & Engineering, Inc. (Aerospace & Defense)	190	7,013
American States Water Co. (Water Utilities)	1,140	49,248
American Vanguard Corp. (Chemicals)	570	8,482
American Woodmark Corp.* (Building Products)	760	56,415
Ameris Bancorp (Banks)	1,520	50,403
AMERISAFE, Inc. (Insurance)	950	55,604
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,470	104,481
Analogic Corp. (Health Care Equipment & Supplies)	380	31,928
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	190	11,514
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	380	18,970
Apogee Enterprises, Inc. (Building Products)	1,520	71,060
Asbury Automotive Group, Inc.* (Specialty Retail)	570	34,656
ATN International, Inc. (Diversified Telecommunication Services)	190	13,969
AZZ, Inc. (Electrical Equipment)	1,330	82,566
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	3,040	51,133
B&G Foods, Inc.—Class A (Food Products)	3,230	166,635
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	570	39,752
Balchem Corp. (Chemicals)	1,710	109,217
Banc of California, Inc. (Banks)	1,900	42,142
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,280	17,419
Banner Corp. (Banks)	1,140	47,584
Barnes Group, Inc. (Machinery)	1,330	50,447
BBCN Bancorp, Inc. (Banks)	6,650	102,210
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,140	13,099
BioTelemetry, Inc.* (Health Care Providers & Services)	1,520	28,910
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	570	22,139
Blackbaud, Inc. (Software)	2,470	165,119
Blue Nile, Inc. (Internet & Catalog Retail)	570	16,564
Bottomline Technologies, Inc.* (Software)	950	20,055
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	4,180	81,969
Brady Corp.—Class A (Commercial Services & Supplies)	1,140	36,640
Brookline Bancorp, Inc. (Banks)	2,280	25,969
CalAmp Corp.* (Communications Equipment)	1,140	16,188
Calavo Growers, Inc. (Food Products)	760	49,993
California Water Service Group (Water Utilities)	570	19,226
Callaway Golf Co. (Leisure Products)	3,230	34,561
Cal-Maine Foods, Inc. (Food Products)	1,520	63,688
Cambrex Corp.* (Life Sciences Tools & Services)	1,710	89,621
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,900	127,205
Cardinal Financial Corp. (Banks)	1,140	29,366
Cardtronics PLC*—Class A (IT Services)	1,710	75,223
CareTrust REIT, Inc. (Real Estate Investment Trusts)	2,280	32,946
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,710	56,088
Cavco Industries, Inc.* (Household Durables)	190	18,882
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	2,280	18,331
Central Pacific Financial Corp. (Banks)	950	23,304
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,140	34,268
Chemed Corp. (Health Care Providers & Services)	950	139,783
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	570	19,220
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	7,030	35,150
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	3,230	156,945
City Holding Co. (Banks)	380	17,746
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,330	56,831
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	760	80,598
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	760	8,026
Columbia Banking System, Inc. (Banks)	2,280	69,130
Comfort Systems USA, Inc. (Construction & Engineering)	1,900	57,722

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 115

Common Stocks, continued

	Shares	Value
Community Bank System, Inc. (Banks)	1,330	$58,693
Computer Programs & Systems, Inc. (Health Care Technology)	190	7,532
CONMED Corp. (Health Care Equipment & Supplies)	760	30,886
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,140	31,863
Core-Mark Holding Co., Inc. (Distributors)	1,140	55,814
CoreSite Realty Corp. (Real Estate Investment Trusts)	1,520	125,446
CorVel Corp.* (Health Care Providers & Services)	570	25,764
Cousins Properties, Inc. (Real Estate Investment Trusts)	6,080	64,691
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,090	65,960
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,710	25,000
CryoLife, Inc. (Health Care Equipment & Supplies)	570	8,305
CSG Systems International, Inc. (IT Services)	1,330	53,546
CVB Financial Corp. (Banks)	3,610	59,385
Cynosure, Inc.*—Class A (Health Care Equipment & Supplies)	1,140	62,654
Deltic Timber Corp. (Paper & Forest Products)	570	39,284
Depomed, Inc.* (Pharmaceuticals)	3,230	61,273
DHI Group, Inc.* (Internet Software & Services)	1,330	9,696
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	5,700	55,974
Digi International, Inc.* (Communications Equipment)	760	8,444
DineEquity, Inc. (Hotels, Restaurants & Leisure)	380	30,921
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	1,520	54,614
Dorman Products, Inc.* (Auto Components)	950	60,515
Drew Industries, Inc. (Auto Components)	1,330	121,841
DTS, Inc.* (Electronic Equipment, Instruments & Components)	570	15,840
Dycom Industries, Inc.* (Construction & Engineering)	1,710	160,826
EastGroup Properties, Inc. (Real Estate Investment Trusts)	950	69,939
Ebix, Inc. (Software)	1,330	70,916
eHealth, Inc.* (Insurance)	380	3,629
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,710	75,736
Emergent BioSolutions, Inc.* (Biotechnology)	1,710	57,097
Employers Holdings, Inc. (Insurance)	1,710	48,769
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	190	15,981
ESCO Technologies, Inc. (Machinery)	760	32,186
Evercore Partners, Inc.—Class A (Capital Markets)	2,090	105,901
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,140	9,553
ExlService Holdings, Inc.* (IT Services)	1,710	84,661
Exponent, Inc. (Professional Services)	1,330	67,577
Fabrinet* (Electronic Equipment, Instruments & Components)	1,520	57,395
Federal Signal Corp. (Machinery)	2,280	29,982
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	760	16,978
Financial Engines, Inc. (Capital Markets)	2,660	70,197
First Commonwealth Financial Corp. (Banks)	3,040	29,336
First Financial Bankshares, Inc. (Banks)	3,420	116,860
First Midwest Bancorp, Inc. (Banks)	4,180	78,041
First NBC Bank Holding Co.* (Banks)	570	10,847
Five Below, Inc.* (Specialty Retail)	1,140	58,151
Forestar Group, Inc.* (Real Estate Management & Development)	760	9,333
Forrester Research, Inc. (IT Services)	190	7,777
Forward Air Corp. (Air Freight & Logistics)	1,140	52,759
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	2,850	61,874
Francesca’s Holdings Corp.* (Specialty Retail)	2,090	26,564
Franklin Electric Co., Inc. (Machinery)	760	29,427
G & K Services, Inc.—Class A (Commercial Services & Supplies)	570	45,720
General Communication, Inc.*—Class A (Diversified Telecommunication Services)	1,520	23,393
Gentherm, Inc.* (Auto Components)	1,900	63,764
Getty Realty Corp. (Real Estate Investment Trusts)	950	21,584
Gibraltar Industries, Inc.* (Building Products)	760	26,813
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,330	53,240
Glacier Bancorp, Inc. (Banks)	2,660	73,363
Government Properties Income Trust (Real Estate Investment Trusts)	1,140	27,200
Great Western Bancorp, Inc. (Banks)	1,710	56,721
Greenhill & Co., Inc. (Capital Markets)	570	11,303
Griffon Corp. (Building Products)	1,900	32,566
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,140	34,565
Hanmi Financial Corp. (Banks)	1,710	41,929
Hawaiian Holdings, Inc.* (Airlines)	2,470	112,459
HCI Group, Inc. (Insurance)	190	5,730
Headwaters, Inc.* (Construction Materials)	3,800	75,582
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,800	147,478
HealthEquity, Inc.* (Health Care Providers & Services)	950	28,044
HealthStream, Inc.* (Health Care Technology)	1,330	32,226
Heartland Express, Inc. (Road & Rail)	1,520	28,150
Heidrick & Struggles International, Inc. (Professional Services)	950	18,487
HFF, Inc.—Class A (Real Estate Management & Development)	1,710	48,239
Hillenbrand, Inc. (Machinery)	2,280	73,758
Home BancShares, Inc. (Banks)	6,270	130,854
ICU Medical, Inc.* (Health Care Equipment & Supplies)	570	66,553
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,660	53,466
Impax Laboratories, Inc.* (Pharmaceuticals)	3,610	113,426
Independent Bank Corp. (Banks)	950	47,700
Ingevity Corp.* (Chemicals)	2,090	79,984
Innospec, Inc. (Chemicals)	1,330	66,859
Inogen, Inc.* (Health Care Equipment & Supplies)	380	20,421
Insperity, Inc. (Professional Services)	380	29,826
Installed Building Products, Inc.* (Household Durables)	950	34,039

See accompanying notes to the financial statements.

116 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Integer Holdings Corp.* (Health Care Equipment & Supplies)	760	$16,880
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,520	128,089
Inteliquent, Inc. (Diversified Telecommunication Services)	760	15,618
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,090	72,816
Interactive Intelligence Group, Inc.* (Software)	380	20,501
Interface, Inc. (Commercial Services & Supplies)	3,420	61,081
Investment Technology Group, Inc. (Capital Markets)	950	15,865
iRobot Corp.* (Household Durables)	570	21,614
Ixia* (Communications Equipment)	2,090	24,035
J & J Snack Foods Corp. (Food Products)	570	69,318
John Bean Technologies Corp. (Machinery)	1,520	101,717
Kaiser Aluminum Corp. (Metals & Mining)	570	47,224
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,850	40,698
Knight Transportation, Inc. (Road & Rail)	1,520	45,342
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,230	7,526
Korn/Ferry International (Professional Services)	3,040	69,950
Landauer, Inc. (Health Care Providers & Services)	380	15,854
Lannett Co., Inc.* (Pharmaceuticals)	1,520	47,454
La-Z-Boy, Inc. (Household Durables)	1,330	40,193
LegacyTexas Financial Group, Inc. (Banks)	2,280	65,026
LendingTree, Inc.* (Thrifts & Mortgage Finance)	380	38,372
Lgi Homes, Inc.* (Household Durables)	760	26,091
LHC Group, Inc.* (Health Care Providers & Services)	760	34,398
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	950	128,135
Lithia Motors, Inc.—Class A (Specialty Retail)	1,140	98,371
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	760	95,015
LivePerson, Inc.* (Internet Software & Services)	950	6,341
LogMeIn, Inc.* (Internet Software & Services)	1,330	114,260
LTC Properties, Inc. (Real Estate Investment Trusts)	1,140	61,024
Lumentum Holdings, Inc.* (Communications Equipment)	950	28,738
Luminex Corp.* (Life Sciences Tools & Services)	2,090	44,789
Lydall, Inc.* (Machinery)	950	42,446
M.D.C. Holdings, Inc. (Household Durables)	950	25,004
M/I Homes, Inc.* (Household Durables)	570	12,854
MarineMax, Inc.* (Specialty Retail)	760	15,352
Masimo Corp.* (Health Care Equipment & Supplies)	2,280	120,772
Matrix Service Co.* (Energy Equipment & Services)	760	12,593
Matson, Inc. (Marine)	2,280	85,204
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,710	102,788
Medidata Solutions, Inc.* (Health Care Technology)	3,040	161,576
Medifast, Inc. (Personal Products)	190	6,692
Mercury Systems, Inc.* (Aerospace & Defense)	1,330	34,474
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,520	29,427
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,280	53,443
Meritage Homes Corp.* (Household Durables)	1,900	69,141
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,900	66,557
MicroStrategy, Inc.*—Class A (Software)	190	33,229
MiMedx Group, Inc.* (Biotechnology)	5,130	38,424
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,330	60,754
Mobile Mini, Inc. (Commercial Services & Supplies)	1,140	37,061
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,230	36,370
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	570	13,298
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,900	138,167
Monotype Imaging Holdings, Inc. (Software)	1,330	26,321
Monro Muffler Brake, Inc. (Specialty Retail)	1,710	107,081
Monster Worldwide, Inc.* (Internet Software & Services)	2,280	5,768
Motorcar Parts of America, Inc.* (Auto Components)	570	15,977
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	380	18,023
Multi-Color Corp. (Commercial Services & Supplies)	380	24,540
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	570	11,423
National Presto Industries, Inc. (Aerospace & Defense)	190	17,013
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,710	67,254
Navigant Consulting, Inc.* (Professional Services)	1,330	26,214
NBT Bancorp, Inc. (Banks)	1,140	33,995
Neenah Paper, Inc. (Paper & Forest Products)	570	42,996
Nektar Therapeutics* (Pharmaceuticals)	7,030	121,550
Neogen Corp.* (Health Care Equipment & Supplies)	1,900	104,785
NETGEAR, Inc.* (Communications Equipment)	1,140	58,629
NIC, Inc. (Internet Software & Services)	3,230	75,324
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,330	5,267
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,090	31,204
Nutrisystem, Inc. (Internet & Catalog Retail)	1,520	44,962
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,660	165,451
Omnicell, Inc.* (Health Care Technology)	1,900	73,492
On Assignment, Inc.* (Professional Services)	2,470	91,268
Opus Bank (Banks)	950	30,666
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,330	21,573
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	950	56,497
Outerwall, Inc. (Specialty Retail)	570	30,016
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	380	21,728
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,520	112,403

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 117

Common Stocks, continued

	Shares	Value
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,710	$93,657
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,330	33,835
Perficient, Inc.* (IT Services)	950	21,109
PetMed Express, Inc. (Internet & Catalog Retail)	570	11,816
PGT, Inc.* (Building Products)	2,470	29,640
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	950	19,599
Piedmont Natural Gas Co., Inc. (Gas Utilities)	4,180	249,964
Pinnacle Financial Partners, Inc. (Banks)	2,090	110,999
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,140	65,299
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	950	54,217
PRA Group, Inc.* (Consumer Finance)	1,520	42,347
ProAssurance Corp. (Insurance)	1,520	78,523
Progress Software Corp.* (Software)	1,520	44,171
Proto Labs, Inc.* (Machinery)	1,140	62,746
PS Business Parks, Inc. (Real Estate Investment Trusts)	570	63,207
Quaker Chemical Corp. (Chemicals)	380	36,351
Quality Systems, Inc. (Health Care Technology)	1,330	16,332
Qualys, Inc.* (Software)	950	29,821
Quanex Building Products Corp. (Building Products)	1,140	22,789
Quorum Health Corp.* (Health Care Providers & Services)	570	6,207
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	5,700	77,064
Raven Industries, Inc. (Industrial Conglomerates)	570	11,833
RE/MAX Holdings, Inc. (Real Estate Management & Development)	190	8,231
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	380	18,377
Repligen Corp.* (Biotechnology)	1,710	48,906
Resources Connection, Inc. (Professional Services)	1,140	16,986
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	5,130	117,118
RLI Corp. (Insurance)	1,900	129,524
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,140	20,087
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,710	27,309
S&T Bancorp, Inc. (Banks)	1,140	29,059
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	570	12,363
Saul Centers, Inc. (Real Estate Investment Trusts)	380	25,525
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,520	16,051
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,140	12,147
Select Comfort Corp.* (Specialty Retail)	1,520	36,267
Selective Insurance Group, Inc. (Insurance)	1,520	59,523
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,330	33,809
ServisFirst Bancshares, Inc. (Banks)	1,140	57,718
Shutterstock, Inc.* (Internet Software & Services)	380	20,934
Simmons First National Corp.—Class A (Banks)	1,520	69,844
Simpson Manufacturing Co., Inc. (Building Products)	1,330	54,264
Sonic Corp. (Hotels, Restaurants & Leisure)	2,470	66,468
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	950	6,527
Stamps.com, Inc.* (Internet Software & Services)	760	57,612
Standex International Corp. (Machinery)	380	33,744
Sterling Bancorp (Banks)	4,180	70,600
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	1,520	53,230
Sturm, Ruger & Co., Inc. (Leisure Products)	950	64,600
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	3,230	45,801
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	950	20,473
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	37,996
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	1,330	69,173
SurModics, Inc.* (Health Care Equipment & Supplies)	760	20,847
Sykes Enterprises, Inc.* (IT Services)	1,520	46,649
Synchronoss Technologies, Inc.* (Software)	2,090	78,040
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	10,070	65,556
Take-Two Interactive Software, Inc.* (Software)	4,370	175,586
Talmer Bancorp, Inc.—Class A (Banks)	3,230	67,895
TASER International, Inc.* (Aerospace & Defense)	2,660	77,033
Team, Inc.* (Commercial Services & Supplies)	570	15,738
TeleTech Holdings, Inc. (IT Services)	570	16,268
Tennant Co. (Machinery)	380	24,350
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	2,470	79,386
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,280	13,703
Texas Capital Bancshares, Inc.* (Banks)	1,330	64,558
The E.W. Scripps Co.*—Class A (Media)	1,140	19,334
The Ensign Group, Inc. (Health Care Providers & Services)	1,710	36,765
The Marcus Corp. (Hotels, Restaurants & Leisure)	570	12,626
The Medicines Co.* (Pharmaceuticals)	2,090	81,740
The Providence Service Corp.* (Health Care Providers & Services)	380	18,381
Tompkins Financial Corp. (Banks)	380	27,641
TopBuild Corp.* (Household Durables)	1,140	43,046
Trex Co., Inc.* (Building Products)	1,520	73,720
TrueBlue, Inc.* (Professional Services)	2,280	50,912
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	1,330	35,578
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	570	33,983
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,090	72,042
United Bankshares, Inc. (Banks)	1,900	72,770
United Community Banks, Inc. (Banks)	2,660	51,178
United Fire Group, Inc. (Insurance)	570	23,940

See accompanying notes to the financial statements.

118 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Universal Electronics, Inc.* (Household Durables)	380	$29,389
Universal Forest Products, Inc. (Building Products)	1,140	123,256
Universal Health Realty Income Trust (Real Estate Investment Trusts)	380	22,675
Universal Insurance Holdings, Inc. (Insurance)	1,710	37,175
Urstadt Biddle Properties, Inc.—Class A (Real Estate Investment Trusts)	760	18,772
US Concrete, Inc.* (Construction Materials)	760	49,020
US Ecology, Inc. (Commercial Services & Supplies)	1,140	51,642
VASCO Data Security International, Inc.* (Software)	760	12,700
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	950	43,577
Vicor Corp.* (Electrical Equipment)	570	6,042
Virtus Investment Partners, Inc. (Capital Markets)	190	16,015
Virtusa Corp.* (IT Services)	1,330	36,176
WageWorks, Inc.* (Professional Services)	760	46,976
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	1,330	31,481
Watts Water Technologies, Inc.—Class A (Machinery)	570	35,255
WD-40 Co. (Household Products)	760	87,385
Westamerica Bancorp (Banks)	570	26,813
Winnebago Industries, Inc. (Automobiles)	760	18,058
World Wrestling Entertainment, Inc.—Class A (Media)	1,710	33,773
XO Group, Inc.* (Internet Software & Services)	760	13,855
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	1,710	58,055
TOTAL COMMON STOCKS (Cost $13,841,043)		17,206,188
TOTAL INVESTMENT SECURITIES (Cost $13,841,043)—99.8%		17,206,188
Net other assets (liabilities)—0.2%		41,910
NET ASSETS—100.0%		$17,248,098

*                                         Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$178,534	1.0%
Air Freight & Logistics	52,759	0.3%
Airlines	211,084	1.2%
Auto Components	295,176	1.7%
Automobiles	18,058	0.1%
Banks	1,890,345	11.1%
Biotechnology	403,104	2.3%
Building Products	545,866	3.2%
Capital Markets	292,097	1.7%
Chemicals	300,894	1.7%
Commercial Services & Supplies	522,688	3.0%
Communications Equipment	136,034	0.8%
Construction & Engineering	218,548	1.3%
Construction Materials	124,602	0.7%
Consumer Finance	42,347	0.2%
Distributors	55,814	0.3%
Diversified Telecommunication Services	176,824	1.0%
Electrical Equipment	88,608	0.5%
Electronic Equipment, Instruments & Components	503,464	2.9%
Energy Equipment & Services	98,338	0.6%
Food Products	349,634	2.0%
Gas Utilities	249,964	1.4%
Health Care Equipment & Supplies	1,247,657	7.3%
Health Care Providers & Services	764,816	4.4%
Health Care Technology	291,158	1.7%
Hotels, Restaurants & Leisure	512,253	3.0%
Household Durables	320,253	1.9%
Household Products	87,385	0.5%
Industrial Conglomerates	11,833	0.1%
Insurance	442,417	2.6%
Internet & Catalog Retail	73,342	0.4%
Internet Software & Services	303,790	1.8%
IT Services	341,409	2.0%
Leisure Products	99,161	0.6%
Life Sciences Tools & Services	153,615	0.9%
Machinery	560,985	3.3%
Marine	85,204	0.5%
Media	53,107	0.3%
Metals & Mining	87,109	0.5%
Oil, Gas & Consumable Fuels	220,567	1.3%
Paper & Forest Products	122,978	0.7%
Personal Products	6,692	NM
Pharmaceuticals	522,966	3.0%
Professional Services	418,196	2.4%
Real Estate Investment Trusts	1,108,617	6.5%
Real Estate Management & Development	65,803	0.4%
Road & Rail	73,492	0.4%
Semiconductors & Semiconductor Equipment	745,383	4.3%
Software	739,159	4.3%
Specialty Retail	406,458	2.4%
Technology Hardware, Storage & Peripherals	162,169	0.9%
Textiles, Apparel & Luxury Goods	163,776	0.9%
Thrifts & Mortgage Finance	191,182	1.1%
Water Utilities	68,474	0.4%
Other**	41,910	0.2%
Total	$17,248,098	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 119

Common Stocks (100.7%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	900	$116,496
ArcelorMittal*NYS (Metals & Mining)	9,500	61,940
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	2,350	155,946
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,050	115,101
AstraZeneca PLCADR (Pharmaceuticals)	4,600	157,044
Banco Santander S.A.ADR (Banks)	22,700	96,248
Barclays PLCADR (Banks)	9,900	81,576
BP PLCADR (Oil, Gas & Consumable Fuels)	5,300	182,320
British American Tobacco PLCADR (Tobacco)	950	121,306
Criteo S.A.*ADR (Internet Software & Services)	2,300	101,637
Diageo PLCADR (Beverages)	1,000	116,540
EricssonADR (Communications Equipment)	10,450	78,062
GlaxoSmithKline PLCADR (Pharmaceuticals)	3,500	157,744
HSBC Holdings PLCADR (Banks)	5,650	185,037
ING Groep N.V.ADR (Banks)	10,500	117,705
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	3,950	104,912
Lloyds Banking Group PLCADR (Banks)	26,300	75,218
National Grid PLCADR (Multi-Utilities)	2,000	144,900
Nokia Corp.ADR (Communications Equipment)	14,750	85,108
Rio Tinto PLCADR (Metals & Mining)	5,100	167,382
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	4,450	230,465
Ryanair Holdings PLC*ADR (Airlines)	1,500	106,155
S.A.P. SEADR (Software)	2,450	214,106
SanofiADR (Pharmaceuticals)	2,250	95,918
Statoil ASAADR (Oil, Gas & Consumable Fuels)	8,100	128,871
Telefonica S.A.ADR (Diversified Telecommunication Services)	10,700	104,432
Tenaris S.A.ADR (Energy Equipment & Services)	6,350	169,672
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	4,050	194,805
Unilever N.V.NYS (Personal Products)	4,150	191,398
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,150	159,135
TOTAL COMMON STOCKS (Cost $2,894,898)		4,017,179
TOTAL INVESTMENT SECURITIES (Cost $2,894,898)—100.7%		4,017,179
Net other assets (liabilities)—(0.7)%		(28,713)
NET ASSETS—100.0%		$3,988,466

*                                         Non-income producing security

ADR                            American Depositary Receipt

NYS                             New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Airlines	$106,155	2.7%
Banks	555,784	13.9%
Beverages	233,036	5.8%
Communications Equipment	163,169	4.1%
Diversified Telecommunication Services	104,432	2.6%
Energy Equipment & Services	169,672	4.3%
Industrial Conglomerates	104,912	2.6%
Internet Software & Services	101,637	2.6%
Metals & Mining	229,322	5.8%
Multi-Utilities	144,900	3.6%
Oil, Gas & Consumable Fuels	736,461	18.4%
Personal Products	191,398	4.8%
Pharmaceuticals	410,707	10.3%
Semiconductors & Semiconductor Equipment	271,047	6.8%
Software	214,106	5.4%
Tobacco	121,306	3.0%
Wireless Telecommunication Services	159,135	4.0%
Other**	(28,713)	(0.7)%
Total	$3,988,466	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2016:

	Value	% of Net Assets
Belgium	$116,496	2.9%
Finland	85,108	2.1%
France	392,360	9.8%
Germany	214,106	5.4%
Ireland	106,155	2.7%
Luxembourg	231,612	5.8%
Netherlands	568,183	14.3%
Norway	128,871	3.2%
Spain	200,680	5.0%
Sweden	78,062	2.0%
United Kingdom	1,895,546	47.5%
Other**	(28,713)	(0.7)%
Total	$3,988,466	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

120 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (46.9%)

	Percentage of Net Assets	Shares	Value
3M Co. (Industrial Conglomerates)	0.3%	1,372	$244,710
AbbVie, Inc. (Biotechnology)	0.3%	3,640	241,077
Allergan PLC* (Pharmaceuticals)*	0.3%	896	226,643
Alphabet, Inc.—Class C* (Internet Software & Services)*	0.6%	672	516,627
Alphabet, Inc.—Class A* (Internet Software & Services)*	0.6%	672	531,780
Altria Group, Inc. (Tobacco)	0.3%	4,424	299,505
Amazon.com, Inc.* (Internet & Catalog Retail)*	0.7%	868	658,647
Amgen, Inc. (Biotechnology)	0.3%	1,708	293,828
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1.4%	12,348	1,286,786
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	13,888	601,212
Bank of America Corp. (Banks)	0.4%	23,184	335,936
Berkshire Hathaway, Inc.— Class B* (Diversified Financial Services)*	0.7%	4,228	609,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	3,780	282,782
Celgene Corp.* (Biotechnology)*	0.2%	1,736	194,762
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	4,256	436,155
Cisco Systems, Inc. (Communications Equipment)	0.4%	11,340	346,210
Citigroup, Inc. (Banks)	0.3%	6,608	289,496
Comcast Corp.—Class A (Media)	0.4%	5,460	367,186
CVS Health Corp. (Food & Staples Retailing)	0.2%	2,436	225,866
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	9,352	831,861
Facebook, Inc.—Class A* (Internet Software & Services)*	0.7%	5,208	645,479
General Electric Co. (Industrial Conglomerates)	0.7%	20,748	646,092
Gilead Sciences, Inc. (Biotechnology)	0.3%	2,996	238,092
Honeywell International, Inc. (Aerospace & Defense)	0.2%	1,708	198,691
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	10,640	370,911
International Business Machines Corp. (IT Services)	0.4%	1,988	319,313
Johnson & Johnson (Pharmaceuticals)	0.9%	6,216	778,430
JPMorgan Chase & Co. (Banks)	0.6%	8,260	528,392
MasterCard, Inc.—Class A (IT Services)	0.2%	2,184	208,004
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.3%	1,988	233,888
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	3,164	277,260
Merck & Co., Inc. (Pharmaceuticals)	0.4%	6,244	366,273
Microsoft Corp. (Software)	1.1%	17,724	1,004,596
Oracle Corp. (Software)	0.3%	7,028	288,429
PepsiCo, Inc. (Beverages)	0.4%	3,248	353,772
Pfizer, Inc. (Pharmaceuticals)	0.6%	13,692	505,098
Philip Morris International, Inc. (Tobacco)	0.4%	3,500	350,909
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	3,304	206,765
Schlumberger, Ltd. (Energy Equipment & Services)	0.3%	3,136	252,511
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.2%	3,304	191,797
The Coca-Cola Co. (Beverages)	0.4%	8,792	383,594
The Home Depot, Inc. (Specialty Retail)	0.4%	2,800	387,073
The Procter & Gamble Co. (Household Products)	0.6%	5,992	512,855
The Walt Disney Co. (Media)	0.4%	3,360	322,393
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.3%	2,156	308,738
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	9,184	508,885
Visa, Inc.—Class A (IT Services)	0.4%	4,284	334,367
Wal-Mart Stores, Inc. (Food & Staples Retailing)	0.3%	3,444	251,308
Wells Fargo & Co. (Banks)	0.6%	10,416	499,656
Other Common Stocks	24.5%	382,705	22,171,420
TOTAL COMMON STOCKS (Cost $16,963,010)			42,466,033

Repurchase Agreements(a)(b) (37.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $33,595,761	$33,595,000	$33,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,595,000)		33,595,000
TOTAL INVESTMENT SECURITIES (Cost $50,558,010)—84.0%		76,061,033
Net other assets (liabilities)—16.0%		14,462,973
NET ASSETS—100.0%		$90,524,006

*                 Non-income producing security

See accompanying notes to the financial statements.

July 31, 2016 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 121

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $11,246,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	134	9/19/16	$14,520,575	$415,979

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/29/16	0.60%	$38,530,819	$126,972
SPDR S&P 500 ETF	Goldman Sachs International	8/29/16	0.51%	29,546,653	86,292
				68,077,472	213,264

S&P 500	UBS AG	8/29/16	0.55%	34,166,801	87,721
SPDR S&P 500 ETF	UBS AG	8/29/16	0.55%	22,002,167	37,956
				56,168,968	125,677
				$124,246,440	$338,941

^                                          Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,100,674	1.2%
Air Freight & Logistics	304,318	0.3%
Airlines	221,109	0.2%
Auto Components	142,217	0.2%
Automobiles	233,326	0.3%
Banks	2,224,094	2.5%
Beverages	957,652	1.1%
Biotechnology	1,304,438	1.4%
Building Products	65,053	0.1%
Capital Markets	775,005	0.9%
Chemicals	872,438	1.0%
Commercial Services & Supplies	178,576	0.2%
Communications Equipment	430,786	0.5%
Construction & Engineering	40,071	NM
Construction Materials	66,557	0.1%
Consumer Finance	309,883	0.3%
Containers & Packaging	131,367	0.1%
Distributors	58,426	0.1%
Diversified Consumer Services	11,990	NM
Diversified Financial Services	906,289	1.0%
Diversified Telecommunication Services	1,195,249	1.3%
Electric Utilities	920,220	1.0%
Electrical Equipment	233,527	0.3%
Electronic Equipment, Instruments & Components	154,774	0.2%
Energy Equipment & Services	451,114	0.5%
Food & Staples Retailing	953,188	1.1%
Food Products	755,513	0.8%
Health Care Equipment & Supplies	1,165,278	1.3%
Health Care Providers & Services	1,149,530	1.3%
Health Care Technology	41,926	NM
Hotels, Restaurants & Leisure	719,593	0.8%
Household Durables	219,022	0.2%
Household Products	832,308	0.9%
Independent Power and Renewable Electricity Producers	28,015	NM
Industrial Conglomerates	928,963	1.0%
Insurance	1,097,558	1.2%
Internet & Catalog Retail	946,391	1.0%
Internet Software & Services	1,882,108	2.1%
IT Services	1,569,533	1.7%
Leisure Products	45,705	0.1%
Life Sciences Tools & Services	278,732	0.3%
Machinery	591,773	0.7%
Media	1,127,223	1.2%
Metals & Mining	160,197	0.2%
Multiline Retail	266,306	0.3%
Multi-Utilities	485,788	0.5%
Oil, Gas & Consumable Fuels	2,504,421	2.8%
Personal Products	46,822	0.1%
Pharmaceuticals	2,493,029	2.8%
Professional Services	131,589	0.1%
Real Estate Investment Trusts	1,348,282	1.5%
Real Estate Management & Development	19,118	NM
Road & Rail	346,473	0.4%
Semiconductors & Semiconductor Equipment	1,279,772	1.4%
Software	1,824,939	2.0%
Specialty Retail	1,126,299	1.2%
Technology Hardware, Storage & Peripherals	1,613,196	1.8%
Textiles, Apparel & Luxury Goods	347,807	0.4%
Tobacco	744,327	0.8%
Trading Companies & Distributors	73,785	0.1%
Water Utilities	32,371	NM
Other**	48,057,973	53.1%
Total	$90,524,006	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

122 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (56.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,120	$41,777
A.O. Smith Corp. (Building Products)	2,145	199,249
Aaron’s, Inc. (Specialty Retail)	1,755	42,032
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,950	40,385
ABIOMED, Inc.* (Health Care Equipment & Supplies)	1,170	138,025
ACI Worldwide, Inc.* (Software)	3,315	65,670
Acxiom Corp.* (IT Services)	2,145	49,228
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	18,330	125,744
AECOM Technology Corp.* (Construction & Engineering)	4,290	152,251
AGCO Corp. (Machinery)	1,950	93,912
Akorn, Inc.* (Pharmaceuticals)	2,340	80,098
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,365	53,781
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	2,145	240,884
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,145	191,227
Alleghany Corp.* (Insurance)	390	211,964
Allegheny Technologies, Inc. (Metals & Mining)	3,120	55,567
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	5,265	74,342
AMC Networks, Inc.*—Class A (Media)	1,755	97,157
American Campus Communities, Inc. (Real Estate Investment Trusts)	3,705	200,329
American Eagle Outfitters, Inc. (Specialty Retail)	4,680	83,866
American Financial Group, Inc. (Insurance)	1,950	142,545
AmSurg Corp.* (Health Care Providers & Services)	1,560	117,016
ANSYS, Inc.* (Software)	2,535	226,528
AptarGroup, Inc. (Containers & Packaging)	1,755	137,206
Aqua America, Inc. (Water Utilities)	5,070	175,625
ARRIS International PLC* (Communications Equipment)	5,070	138,107
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,535	168,552
Ascena Retail Group, Inc.* (Specialty Retail)	4,875	39,634
Ashland, Inc. (Chemicals)	1,755	198,736
Aspen Insurance Holdings, Ltd. (Insurance)	1,755	80,660
Associated Banc-Corp. (Banks)	4,290	79,794
Atmos Energy Corp. (Gas Utilities)	2,925	233,386
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,705	152,276
Avon Products, Inc. (Personal Products)	12,480	50,794
BancorpSouth, Inc. (Banks)	2,340	55,739
Bank of Hawaii Corp. (Banks)	1,170	80,636
Bank of the Ozarks, Inc. (Banks)	2,340	84,217
BE Aerospace, Inc. (Aerospace & Defense)	2,925	139,917
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,170	85,656
Bemis Co., Inc. (Containers & Packaging)	2,730	139,339
Big Lots, Inc. (Multiline Retail)	1,170	62,221
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	585	84,878
Bio-Techne Corp. (Life Sciences Tools & Services)	975	109,610
Black Hills Corp. (Multi-Utilities)	1,560	98,358
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,560	73,538
Broadridge Financial Solutions, Inc. (IT Services)	3,315	224,358
Brocade Communications Systems, Inc. (Communications Equipment)	13,260	123,318
Brown & Brown, Inc. (Insurance)	3,315	121,528
Brunswick Corp. (Leisure Products)	2,535	125,787
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	585	98,257
Cabela’s, Inc.*—Class A (Specialty Retail)	1,365	70,475
Cable One, Inc. (Media)	195	102,157
Cabot Corp. (Chemicals)	1,755	85,451
Cadence Design Systems, Inc.* (Software)	8,580	206,349
CalAtlantic Group, Inc. (Household Durables)	2,145	77,670
Camden Property Trust (Real Estate Investment Trusts)	2,535	227,111
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,340	69,217
Carlisle Cos., Inc. (Industrial Conglomerates)	1,755	181,274
Carpenter Technology Corp. (Metals & Mining)	1,365	53,576
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,365	138,207
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,170	156,242
Catalent, Inc.* (Pharmaceuticals)	3,120	79,685
Cathay General Bancorp (Banks)	2,145	64,307
CBOE Holdings, Inc. (Diversified Financial Services)	2,340	160,992
CDK Global, Inc. (Software)	4,485	259,187
CEB, Inc. (Professional Services)	975	58,539
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,365	120,024
Chico’s FAS, Inc. (Specialty Retail)	3,705	44,497
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	390	51,141
Ciena Corp.* (Communications Equipment)	3,705	71,099
Cinemark Holdings, Inc. (Media)	2,925	109,979
CLARCOR, Inc. (Machinery)	1,365	84,985
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,560	80,215
CNO Financial Group, Inc. (Insurance)	5,070	88,066
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,340	105,698
Commerce Bancshares, Inc. (Banks)	2,340	110,659
Commercial Metals Co. (Metals & Mining)	3,315	54,830
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,900	121,212
Community Health Systems, Inc.* (Health Care Providers & Services)	3,120	39,842
CommVault Systems, Inc.* (Software)	1,170	60,536
Compass Minerals International, Inc. (Metals & Mining)	975	67,850
Computer Sciences Corp. (IT Services)	3,900	186,537
comScore, Inc.* (Internet Software & Services)	1,365	35,422
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	6,630	128,489
Convergys Corp. (IT Services)	2,730	72,755
Copart, Inc.* (Commercial Services & Supplies)	2,925	147,538

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 123

Common Stocks, continued

	Shares	Value
CoreLogic, Inc.* (IT Services)	2,535	$102,110
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,730	81,791
Corrections Corp. of America (Real Estate Investment Trusts)	3,315	106,246
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	780	122,780
Crane Co. (Machinery)	1,365	85,040
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,925	83,655
CST Brands, Inc. (Specialty Retail)	2,145	95,924
Cullen/Frost Bankers, Inc. (Banks)	1,560	105,908
Curtiss-Wright Corp. (Aerospace & Defense)	1,365	121,471
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,970	104,411
Dana Holding Corp. (Auto Components)	4,290	58,516
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	2,535	127,308
Dean Foods Co. (Food Products)	2,535	46,796
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	975	64,360
Deluxe Corp. (Commercial Services & Supplies)	1,365	92,260
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	9,945	28,841
DeVry Education Group, Inc. (Diversified Consumer Services)	1,560	34,741
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,535	130,019
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,950	55,068
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,365	201,064
Domtar Corp. (Paper & Forest Products)	1,755	69,094
Donaldson Co., Inc. (Machinery)	3,510	126,816
Douglas Emmett, Inc. (Real Estate Investment Trusts)	4,095	155,774
DreamWorks Animation SKG, Inc.*—Class A (Media)	1,950	79,892
Dril-Quip, Inc.* (Energy Equipment & Services)	1,170	63,683
DST Systems, Inc. (IT Services)	975	120,247
Duke Realty Corp. (Real Estate Investment Trusts)	9,945	286,316
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,535	114,861
Eagle Materials, Inc. (Construction Materials)	1,365	114,592
East West Bancorp, Inc. (Banks)	4,095	140,131
Eaton Vance Corp. (Capital Markets)	3,315	125,340
Edgewell Personal Care Co.* (Personal Products)	1,755	148,490
Education Realty Trust, Inc. (Real Estate Investment Trusts)	1,950	93,873
EMCOR Group, Inc. (Construction & Engineering)	1,755	97,754
Endurance Specialty Holdings, Ltd. (Insurance)	1,755	118,691
Energen Corp. (Oil, Gas & Consumable Fuels)	2,730	129,346
Energizer Holdings, Inc. (Household Products)	1,755	90,435
Ensco PLCADR—Class A (Energy Equipment & Services)	8,580	78,679
EPR Properties (Real Estate Investment Trusts)	1,755	147,455
Equity One, Inc. (Real Estate Investment Trusts)	2,535	84,339
Esterline Technologies Corp.* (Aerospace & Defense)	780	47,447
Everest Re Group, Ltd. (Insurance)	1,170	221,141
F.N.B. Corp. (Banks)	6,045	72,238
FactSet Research Systems, Inc. (Diversified Financial Services)	1,170	201,193
Fair Isaac Corp. (Software)	975	123,474
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	3,315	65,438
Federated Investors, Inc.—Class B (Capital Markets)	2,730	86,186
FEI Co. (Electronic Equipment, Instruments & Components)	1,170	124,511
First American Financial Corp. (Insurance)	3,120	130,447
First Horizon National Corp. (Banks)	6,630	96,533
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	3,315	97,693
FirstMerit Corp. (Banks)	4,680	99,356
Flowers Foods, Inc. (Food Products)	5,265	96,823
Fortinet, Inc.* (Software)	4,095	142,056
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,170	36,972
FTI Consulting, Inc.* (Professional Services)	1,170	50,123
Fulton Financial Corp. (Banks)	4,875	66,544
GameStop Corp.—Class A (Specialty Retail)	2,925	90,529
Gartner, Inc.* (IT Services)	2,340	234,584
GATX Corp. (Trading Companies & Distributors)	1,170	52,334
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,560	101,010
Gentex Corp. (Auto Components)	8,190	144,717
Genworth Financial, Inc.*—Class A (Insurance)	14,235	40,712
Graco, Inc. (Machinery)	1,560	115,456
Graham Holdings Co.—Class B (Diversified Consumer Services)	195	98,132
Granite Construction, Inc. (Construction & Engineering)	1,170	58,243
Great Plains Energy, Inc. (Electric Utilities)	4,485	133,563
Greif, Inc.—Class A (Containers & Packaging)	780	31,301
GUESS?, Inc. (Specialty Retail)	1,755	25,834
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,510	102,106
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,365	47,215
Hancock Holding Co. (Banks)	2,145	62,184
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,120	96,876
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,925	105,768
Helen of Troy, Ltd.* (Household Durables)	780	77,696
Herman Miller, Inc. (Commercial Services & Supplies)	1,755	57,511
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,730	152,116
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,560	83,351
HNI Corp. (Commercial Services & Supplies)	1,170	60,992
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,070	128,879
Hospitality Properties Trust (Real Estate Investment Trusts)	4,290	136,894

See accompanying notes to the financial statements.

124 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
HSN, Inc. (Internet & Catalog Retail)	975	$49,881
Hubbell, Inc. (Electrical Equipment)	1,560	168,214
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,365	235,573
IDACORP, Inc. (Electric Utilities)	1,365	110,360
IDEX Corp. (Machinery)	2,145	192,600
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,535	237,757
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	4,290	146,890
Ingredion, Inc. (Food Products)	2,145	285,801
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,900	85,761
InterDigital, Inc. (Communications Equipment)	975	57,574
International Bancshares Corp. (Banks)	1,560	42,775
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	780	26,341
Intersil Corp.—Class A (Semiconductors & Semiconductor Equipment)	3,900	59,592
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	975	82,183
ITT, Inc. (Machinery)	2,535	80,385
J.C. Penney Co., Inc.* (Multiline Retail)	8,775	84,766
j2 Global, Inc. (Internet Software & Services)	1,365	91,236
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	5,460	111,111
Jack Henry & Associates, Inc. (IT Services)	2,340	208,845
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	975	86,180
Janus Capital Group, Inc. (Capital Markets)	4,095	61,835
JetBlue Airways Corp.* (Airlines)	9,165	167,994
John Wiley & Sons, Inc.—Class A (Media)	1,365	78,761
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,365	149,427
Joy Global, Inc. (Machinery)	2,730	75,430
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,705	80,361
KB Home (Household Durables)	2,340	36,738
KBR, Inc. (Construction & Engineering)	4,095	57,412
Kemper Corp. (Insurance)	1,365	46,779
Kennametal, Inc. (Machinery)	2,340	58,172
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,875	142,545
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,535	185,587
Kirby Corp.* (Marine)	1,560	85,004
KLX, Inc.* (Aerospace & Defense)	1,560	50,388
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,535	34,070
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	2,340	158,792
Lancaster Colony Corp. (Food Products)	585	76,027
Landstar System, Inc. (Road & Rail)	1,170	82,473
LaSalle Hotel Properties (Real Estate Investment Trusts)	3,315	91,328
Leidos Holdings, Inc. (IT Services)	1,755	87,768
Lennox International, Inc. (Building Products)	1,170	183,456
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	1,755	64,356
Liberty Property Trust (Real Estate Investment Trusts)	4,095	169,451
LifePoint Health, Inc.* (Health Care Providers & Services)	1,170	69,241
Lincoln Electric Holdings, Inc. (Machinery)	1,755	108,915
LivaNova PLC* (Health Care Equipment & Supplies)	1,170	60,899
Live Nation Entertainment, Inc.* (Media)	4,095	112,284
Louisiana-Pacific Corp.* (Paper & Forest Products)	4,095	82,719
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,535	71,487
Manhattan Associates, Inc.* (Software)	2,145	124,517
ManpowerGroup, Inc. (Professional Services)	1,950	135,330
MarketAxess Holdings, Inc. (Diversified Financial Services)	975	157,619
MAXIMUS, Inc. (IT Services)	1,755	103,405
MB Financial, Inc. (Banks)	1,950	74,861
MDU Resources Group, Inc. (Multi-Utilities)	5,655	136,003
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	6,825	107,153
MEDNAX, Inc.* (Health Care Providers & Services)	2,730	188,124
Mentor Graphics Corp. (Software)	2,925	62,478
Mercury General Corp. (Insurance)	975	53,986
Meredith Corp. (Media)	1,170	63,742
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	780	320,743
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,315	129,284
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	2,145	227,413
Minerals Technologies, Inc. (Chemicals)	975	63,629
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,170	66,468
MSA Safety, Inc. (Commercial Services & Supplies)	975	54,483
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	1,365	98,048
MSCI, Inc.—Class A (Diversified Financial Services)	2,535	218,111
Murphy USA, Inc.* (Specialty Retail)	975	74,724
Nabors Industries, Ltd. (Energy Equipment & Services)	7,995	71,955
National Fuel Gas Co. (Gas Utilities)	2,340	132,233
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,925	83,889
National Retail Properties, Inc. (Real Estate Investment Trusts)	4,095	217,690
NCR Corp.* (Technology Hardware, Storage & Peripherals)	3,510	115,724
NetScout Systems, Inc.* (Communications Equipment)	2,730	76,385
NeuStar, Inc.*—Class A (IT Services)	1,560	39,296
New Jersey Resources Corp. (Gas Utilities)	2,535	94,403
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	13,845	200,060
NewMarket Corp. (Chemicals)	195	83,448
Noble Corp. PLC (Energy Equipment & Services)	7,020	51,808
Nordson Corp. (Machinery)	1,560	137,732

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 125

Common Stocks, continued

	Shares	Value
NOW, Inc.* (Trading Companies & Distributors)	3,120	$57,127
NVR, Inc.* (Household Durables)	195	332,475
Oceaneering International, Inc. (Energy Equipment & Services)	2,730	76,112
Office Depot, Inc.* (Specialty Retail)	14,040	48,578
OGE Energy Corp. (Electric Utilities)	5,655	181,921
Oil States International, Inc.* (Energy Equipment & Services)	1,560	48,235
Old Dominion Freight Line, Inc.* (Road & Rail)	1,950	135,837
Old Republic International Corp. (Insurance)	7,020	136,048
Olin Corp. (Chemicals)	4,680	97,812
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,680	161,460
ONE Gas, Inc. (Gas Utilities)	1,560	101,338
Orbital ATK, Inc. (Aerospace & Defense)	1,755	152,896
Oshkosh Corp. (Machinery)	2,145	118,168
Owens & Minor, Inc. (Health Care Providers & Services)	1,755	62,671
Packaging Corp. of America (Containers & Packaging)	2,730	203,904
PacWest Bancorp (Banks)	3,315	137,075
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	585	128,301
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,560	104,286
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,290	83,184
Plantronics, Inc. (Communications Equipment)	975	47,034
PNM Resources, Inc. (Electric Utilities)	2,340	80,402
Polaris Industries, Inc. (Leisure Products)	1,755	173,306
Polycom, Inc.* (Communications Equipment)	3,900	48,321
PolyOne Corp. (Chemicals)	2,340	82,064
Pool Corp. (Distributors)	1,170	119,668
Post Holdings, Inc.* (Food Products)	1,755	152,106
Post Properties, Inc. (Real Estate Investment Trusts)	1,560	99,200
Potlatch Corp. (Real Estate Investment Trusts)	1,170	44,753
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,560	83,460
Primerica, Inc. (Insurance)	1,365	70,311
PrivateBancorp, Inc. (Banks)	2,340	103,428
Prosperity Bancshares, Inc. (Banks)	1,950	99,626
PTC, Inc.* (Software)	3,315	131,705
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6,825	124,215
Questar Corp. (Gas Utilities)	5,070	127,612
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	6,045	108,327
Rackspace Hosting, Inc.* (Internet Software & Services)	3,120	73,102
Raymond James Financial, Inc. (Capital Markets)	3,510	192,699
Rayonier, Inc. (Real Estate Investment Trusts)	3,510	95,542
Regal Beloit Corp. (Electrical Equipment)	1,365	83,279
Regency Centers Corp. (Real Estate Investment Trusts)	2,925	248,420
Reinsurance Group of America, Inc. (Insurance)	1,755	174,184
Reliance Steel & Aluminum Co. (Metals & Mining)	2,145	168,254
RenaissanceRe Holdings, Ltd. (Insurance)	1,170	137,498
ResMed, Inc. (Health Care Equipment & Supplies)	4,095	282,063
Restoration Hardware Holdings, Inc.* (Specialty Retail)	1,170	36,048
Rollins, Inc. (Commercial Services & Supplies)	2,730	76,931
Rowan Cos. PLC—Class A (Energy Equipment & Services)	3,510	53,492
Royal Gold, Inc. (Metals & Mining)	1,950	164,853
RPM International, Inc. (Chemicals)	3,705	201,033
Science Applications International Corp. (IT Services)	1,170	71,089
SEI Investments Co. (Capital Markets)	3,900	175,500
Senior Housing Properties Trust (Real Estate Investment Trusts)	6,825	151,583
Sensient Technologies Corp. (Chemicals)	1,365	100,778
Service Corp. International (Diversified Consumer Services)	5,460	151,352
Signature Bank* (Banks)	1,560	187,574
Silgan Holdings, Inc. (Containers & Packaging)	1,170	58,009
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,170	62,338
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	3,705	88,994
SLM Corp.* (Consumer Finance)	12,285	88,329
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,950	52,904
Snyder’s-Lance, Inc. (Food Products)	2,340	80,168
Sonoco Products Co. (Containers & Packaging)	2,925	148,970
Sotheby’s—Class A (Diversified Consumer Services)	1,560	50,528
Southwest Gas Corp. (Gas Utilities)	1,365	105,788
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	1,365	139,735
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	4,095	94,717
Steel Dynamics, Inc. (Metals & Mining)	7,020	188,277
STERIS PLC (Health Care Equipment & Supplies)	2,535	179,858
Stifel Financial Corp.* (Capital Markets)	1,950	68,933
Superior Energy Services, Inc. (Energy Equipment & Services)	4,290	68,511
SUPERVALU, Inc.* (Food & Staples Retailing)	7,605	37,112
SVB Financial Group* (Banks)	1,560	156,655
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	975	50,651
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	780	78,413
Synopsys, Inc.* (Software)	4,290	232,345
Synovus Financial Corp. (Banks)	3,510	106,844
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,755	23,868
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,730	113,950
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,755	142,015
TCF Financial Corp. (Banks)	4,875	66,251
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	975	75,982
Teledyne Technologies, Inc.* (Aerospace & Defense)	975	102,375
Teleflex, Inc. (Health Care Equipment & Supplies)	1,170	210,963
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,730	85,968

See accompanying notes to the financial statements.

126 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Tempur Sealy International, Inc.* (Household Durables)	1,755	$132,731
Tenet Healthcare Corp.* (Health Care Providers & Services)	2,925	89,534
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,850	115,538
Terex Corp. (Machinery)	3,120	75,317
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,755	82,871
The Boston Beer Co., Inc.*—Class A (Beverages)	195	35,662
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,365	70,611
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,365	249,071
The Hain Celestial Group, Inc.* (Food Products)	2,925	154,411
The Hanover Insurance Group, Inc. (Insurance)	1,170	96,338
The New York Times Co.—Class A (Media)	3,510	45,560
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,365	100,669
The Timken Co. (Machinery)	1,950	65,228
The Toro Co. (Machinery)	1,560	143,442
The Ultimate Software Group, Inc.* (Software)	780	163,098
The Valspar Corp. (Chemicals)	2,145	228,378
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,045	58,395
The WhiteWave Foods Co.* (Food Products)	5,070	281,334
Thor Industries, Inc. (Automobiles)	1,365	104,477
Time, Inc. (Media)	2,925	47,765
Toll Brothers, Inc.* (Household Durables)	4,290	120,163
Tootsie Roll Industries, Inc. (Food Products)	585	21,721
TreeHouse Foods, Inc.* (Food Products)	1,560	160,976
TRI Pointe Group, Inc.* (Household Durables)	4,095	55,078
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,215	190,764
Trinity Industries, Inc. (Machinery)	4,290	99,571
Triumph Group, Inc. (Aerospace & Defense)	1,365	42,083
Trustmark Corp. (Banks)	1,950	50,895
Tupperware Brands Corp. (Household Durables)	1,365	85,558
Tyler Technologies, Inc.* (Software)	975	158,945
UGI Corp. (Gas Utilities)	4,875	220,643
Umpqua Holdings Corp. (Banks)	6,240	95,035
United Natural Foods, Inc.* (Food & Staples Retailing)	1,365	68,223
United States Steel Corp. (Metals & Mining)	4,095	112,572
United Therapeutics Corp.* (Biotechnology)	1,365	165,179
Urban Edge Properties (Real Estate Investment Trusts)	2,730	81,654
Valley National Bancorp (Banks)	6,435	58,365
Valmont Industries, Inc. (Construction & Engineering)	585	76,606
VCA, Inc.* (Health Care Providers & Services)	2,340	166,936
Vectren Corp. (Multi-Utilities)	2,340	121,048
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	3,120	59,779
ViaSat, Inc.* (Communications Equipment)	1,365	100,778
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,900	51,987
Vista Outdoor, Inc.* (Leisure Products)	1,755	87,838
W.R. Berkley Corp. (Insurance)	2,730	158,859
Wabtec Corp. (Machinery)	2,535	173,648
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	2,340	42,728
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,535	63,375
Watsco, Inc. (Trading Companies & Distributors)	780	112,351
WebMD Health Corp.* (Internet Software & Services)	1,170	71,382
Webster Financial Corp. (Banks)	2,535	91,159
Weingarten Realty Investors (Real Estate Investment Trusts)	3,315	143,175
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,170	124,956
Werner Enterprises, Inc. (Road & Rail)	1,365	34,289
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,145	172,201
Westar Energy, Inc. (Electric Utilities)	4,095	227,560
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,950	40,658
WEX, Inc.* (IT Services)	1,170	109,606
WGL Holdings, Inc. (Gas Utilities)	1,365	96,628
Williams-Sonoma, Inc. (Specialty Retail)	2,340	126,547
WisdomTree Investments, Inc. (Capital Markets)	3,315	32,951
Woodward, Inc. (Machinery)	1,560	91,322
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,950	92,820
Worthington Industries, Inc. (Metals & Mining)	1,365	60,483
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	5,265	66,760
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,995	79,870
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,560	82,696
TOTAL COMMON STOCKS (Cost $29,933,801)		43,762,622

Repurchase Agreements(a)(b) (38.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $29,914,678	$29,914,000	$29,914,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,914,000)		29,914,000
TOTAL INVESTMENT SECURITIES (Cost $59,847,801)—95.0%		73,676,622
Net other assets (liabilities)—5.0%		3,884,677
NET ASSETS—100.0%		$77,561,299

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $11,069,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 127

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	107	9/19/16	$16,653,480	$434,615

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/29/16	0.50%	$32,303,189	$191,605
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/29/16	0.25%	23,449,521	160,735
				55,752,710	352,340
S&P MidCap 400	UBS AG	8/29/16	0.75%	27,042,450	199,801
SPDR S&P MidCap 400 ETF	UBS AG	8/29/16	0.75%	11,745,872	81,849
				38,788,322	281,650
				$94,541,032	$633,990

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraMid-Cap ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$892,149	1.2%
Airlines	167,994	0.2%
Auto Components	203,233	0.3%
Automobiles	104,477	0.1%
Banks	2,388,788	3.1%
Beverages	35,662	NM
Biotechnology	165,179	0.2%
Building Products	382,705	0.5%
Capital Markets	786,172	1.0%
Chemicals	1,241,998	1.6%
Commercial Services & Supplies	678,257	0.9%
Communications Equipment	662,616	0.9%
Construction & Engineering	442,266	0.6%
Construction Materials	114,592	0.1%
Consumer Finance	88,329	0.1%
Containers & Packaging	718,729	0.9%
Distributors	119,668	0.2%
Diversified Consumer Services	334,753	0.4%
Diversified Financial Services	737,915	1.0%
Electric Utilities	830,682	1.1%
Electrical Equipment	251,493	0.3%
Electronic Equipment, Instruments & Components	1,777,002	2.3%
Energy Equipment & Services	595,659	0.8%
Food & Staples Retailing	356,294	0.5%
Food Products	1,356,163	1.7%
Gas Utilities	1,112,030	1.4%
Health Care Equipment & Supplies	1,852,631	2.4%
Health Care Providers & Services	924,788	1.2%
Health Care Technology	74,342	0.1%
Hotels, Restaurants & Leisure	1,114,341	1.4%
Household Durables	918,109	1.2%
Household Products	90,435	0.1%
Independent Power and Renewable Electricity Producers	23,868	NM
Industrial Conglomerates	181,274	0.2%
Insurance	2,029,757	2.6%
Internet & Catalog Retail	49,881	0.1%
Internet Software & Services	271,142	0.3%
IT Services	1,609,828	2.1%
Leisure Products	386,931	0.5%
Life Sciences Tools & Services	739,541	1.0%
Machinery	1,926,138	2.5%
Marine	85,004	0.1%
Media	737,297	1.0%
Metals & Mining	926,262	1.2%
Multiline Retail	146,987	0.2%
Multi-Utilities	355,409	0.5%
Oil, Gas & Consumable Fuels	908,129	1.2%
Paper & Forest Products	151,813	0.2%
Personal Products	199,284	0.3%
Pharmaceuticals	243,243	0.3%
Professional Services	243,992	0.3%
Real Estate Investment Trusts	5,151,474	6.5%
Real Estate Management & Development	203,208	0.3%
Road & Rail	353,609	0.5%
Semiconductors & Semiconductor Equipment	882,412	1.1%
Software	1,956,889	2.5%
Specialty Retail	949,092	1.2%
Technology Hardware, Storage & Peripherals	276,925	0.4%
Textiles, Apparel & Luxury Goods	408,894	0.5%
Thrifts & Mortgage Finance	263,435	0.3%
Trading Companies & Distributors	319,860	0.4%
Water Utilities	175,625	0.2%
Wireless Telecommunication Services	85,968	0.1%
Other**	33,798,677	43.6%
Total	$77,561,299	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

128 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (36.8%)

	Percentage of Net Assets	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	9,006	$61,780
ALLETE, Inc. (Electric Utilities)	0.1%	684	43,673
American Eagle Outfitters, Inc. (Specialty Retail)	0.1%	2,394	42,899
Aspen Technology, Inc.* (Software)*	0.1%	1,140	47,755
B&G Foods, Inc.—Class A (Food Products)	0.1%	912	47,051
Black Hills Corp. (Multi-Utilities)	0.1%	684	43,126
Blackbaud, Inc. (Software)	0.1%	684	45,725
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	912	44,314
CLARCOR, Inc. (Machinery)	0.1%	684	42,587
CNO Financial Group, Inc. (Insurance)	0.1%	2,508	43,563
Curtiss-Wright Corp. (Aerospace & Defense)	0.1%	570	50,725
Deluxe Corp. (Commercial Services & Supplies)	0.1%	684	46,231
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	0.1%	1,026	49,074
Dycom Industries, Inc.* (Construction & Engineering)*	0.1%	456	42,887
Education Realty Trust, Inc. (Real Estate Investment Trusts)	0.1%	912	43,904
EMCOR Group, Inc. (Construction & Engineering)	0.1%	798	44,448
EPAM Systems, Inc.* (IT Services)*	0.1%	684	48,044
Fair Isaac Corp. (Software)	0.1%	456	57,747
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	0.1%	1,596	47,034
FirstMerit Corp. (Banks)	0.1%	2,280	48,404
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	0.1%	5,814	58,083
GrubHub, Inc.* (Internet Software & Services)*	0.1%	1,140	43,228
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	0.1%	1,482	53,589
HealthSouth Corp. (Health Care Providers & Services)	0.1%	1,254	53,984
Horizon Pharma PLC* (Pharmaceuticals)*	0.1%	2,280	43,980
IDACORP, Inc. (Electric Utilities)	0.1%	684	55,302
Investors Bancorp, Inc. (Banks)	0.1%	4,104	46,621
j2 Global, Inc. (Internet Software & Services)	0.1%	684	45,718
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	0.1%	342	42,756
MAXIMUS, Inc. (IT Services)	0.1%	912	53,735
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	0.1%	3,306	51,904
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	1,596	62,243
National Health Investors, Inc. (Real Estate Investment Trusts)	0.1%	570	44,785
Olin Corp. (Chemicals)	0.1%	2,280	47,652
ONE Gas, Inc. (Gas Utilities)	0.1%	684	44,433
PAREXEL International Corp.* (Life Sciences Tools & Services)*	0.1%	684	45,725
Portland General Electric Co. (Electric Utilities)	0.1%	1,254	54,763
PrivateBancorp, Inc. (Banks)	0.1%	1,140	50,388
Proofpoint, Inc.* (Software)*	0.1%	570	43,246
Prosperity Bancshares, Inc. (Banks)	0.1%	912	46,594
Southwest Gas Corp. (Gas Utilities)	0.1%	684	53,010
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	0.1%	456	45,841
Take-Two Interactive Software, Inc.* (Software)*	0.1%	1,140	45,805
Teledyne Technologies, Inc.* (Aerospace & Defense)*	0.1%	456	47,880
Tenneco, Inc.* (Auto Components)*	0.1%	798	45,103
Texas Roadhouse, Inc.— Class A (Hotels, Restaurants & Leisure)	0.1%	912	43,065
Umpqua Holdings Corp. (Banks)	0.1%	3,078	46,878
Webster Financial Corp. (Banks)	0.1%	1,254	45,094
WGL Holdings, Inc. (Gas Utilities)	0.1%	684	48,420
Other Common Stocks	32.9%	1,247,562	19,925,061
TOTAL COMMON STOCKS (Cost $14,907,556)			22,275,857

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+(a)^ (Biotechnology)		2,635	—
Dyax Corp. CVR*+(b)^ (Biotechnology)		1,854	2,058
Leap Wireless International, Inc.*+(c)^ (Wireless Telecommunication Services)		1,900	4,788
Trius Therapeutics, Inc.*+(a)^ (Biotechnology)		1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)			6,846

See accompanying notes to the financial statements.

July 31, 2016 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 129

Repurchase Agreements(d)(e) (31.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $19,307,438	$19,307,000	$19,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,307,000)		19,307,000
TOTAL INVESTMENT SECURITIES (Cost $34,219,344)—68.7%		41,589,703
Net other assets (liabilities)—31.3%		18,984,122
NET ASSETS—100.0%		$60,573,825

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2016, these securities represented 0.011% of the net assets of the Fund.

*                 Non-income producing security

^                  The advisor has deemed these securities to be illiquid. As of July 31, 2016, these securities represented 0.011% of the net assets of the Fund.

(a)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)          Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $8,291,000.

(e)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	70	9/19/16	$8,514,800	$362,120

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/29/16	(0.30)%	$11,427,265	$(2,672)
Russell 2000 Index	Goldman Sachs International	8/29/16	0.20%	9,971,909	8,770
				21,399,174	6,098
iShares Russell 2000 ETF	UBS AG	8/29/16	(0.15)%	28,057,148	(42,616)
Russell 2000 Index	UBS AG	8/29/16	0.20%	40,889,860	(4,176)
				68,947,008	(46,792)
				$90,346,182	$(40,694)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$319,430	0.5%
Air Freight & Logistics	123,536	0.2%
Airlines	59,291	0.1%
Auto Components	247,804	0.4%
Automobiles	10,835	NM
Banks	1,935,040	3.2%
Biotechnology	1,265,870	2.1%
Building Products	246,206	0.4%
Capital Markets	253,140	0.4%
Chemicals	540,805	0.9%
Commercial Services & Supplies	501,660	0.8%
Communications Equipment	433,537	0.7%
Construction & Engineering	212,420	0.4%
Construction Materials	42,866	0.1%
Consumer Finance	122,426	0.2%
Containers & Packaging	18,299	NM
Distributors	33,489	0.1%
Diversified Consumer Services	219,867	0.4%
Diversified Financial Services	30,114	NM
Diversified Telecommunication Services	152,288	0.3%
Electric Utilities	288,625	0.5%
Electrical Equipment	148,981	0.2%
Electronic Equipment, Instruments & Components	604,413	1.0%
Energy Equipment & Services	240,434	0.4%
Food & Staples Retailing	110,404	0.2%
Food Products	212,033	0.4%
Gas Utilities	286,427	0.5%
Health Care Equipment & Supplies	687,037	1.1%
Health Care Providers & Services	506,478	0.8%
Health Care Technology	137,974	0.2%
Hotels, Restaurants & Leisure	555,080	0.9%
Household Durables	265,712	0.4%

See accompanying notes to the financial statements.

130 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2016

	Value	% of Net Assets
Household Products	$38,452	0.1%
Independent Power and Renewable Electricity Producers	175,005	0.3%
Industrial Conglomerates	11,833	NM
Insurance	412,773	0.7%
Internet & Catalog Retail	127,494	0.2%
Internet Software & Services	596,964	1.0%
IT Services	515,148	0.9%
Leisure Products	54,653	0.1%
Life Sciences Tools & Services	181,758	0.3%
Machinery	683,729	1.1%
Marine	36,017	0.1%
Media	460,969	0.8%
Metals & Mining	315,357	0.5%
Multiline Retail	55,339	0.1%
Multi-Utilities	124,344	0.2%
Oil, Gas & Consumable Fuels	501,133	0.8%
Paper & Forest Products	109,315	0.2%
Personal Products	32,321	0.1%
Pharmaceuticals	516,907	0.9%
Professional Services	280,415	0.5%
Real Estate Investment Trusts	2,265,396	3.5%
Real Estate Management & Development	92,533	0.2%
Road & Rail	134,958	0.2%
Semiconductors & Semiconductor Equipment	874,765	1.4%
Software	1,067,731	1.8%
Specialty Retail	591,946	1.0%
Technology Hardware, Storage & Peripherals	168,663	0.3%
Textiles, Apparel & Luxury Goods	206,869	0.3%
Thrifts & Mortgage Finance	453,921	0.7%
Tobacco	47,985	0.1%
Trading Companies & Distributors	231,373	0.4%
Transportation Infrastructure	11,719	NM
Water Utilities	47,695	0.1%
Wireless Telecommunication Services	44,702	0.1%
Other**	38,291,122	63.2%
Total	$60,573,825	100.0%

**             Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM            Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 131

Common Stocks (69.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,040	$898,934
American Express Co. (Consumer Finance)	5,040	324,878
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,040	525,218
Caterpillar, Inc. (Machinery)	5,040	417,110
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,040	516,499
Cisco Systems, Inc. (Communications Equipment)	5,040	153,871
E.I. du Pont de Nemours & Co. (Chemicals)	5,040	348,617
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,040	448,308
General Electric Co. (Industrial Conglomerates)	5,040	156,946
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,040	175,694
International Business Machines Corp. (IT Services)	5,040	809,526
Johnson & Johnson (Pharmaceuticals)	5,040	631,159
JPMorgan Chase & Co. (Banks)	5,040	322,409
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,040	592,956
Merck & Co., Inc. (Pharmaceuticals)	5,040	295,646
Microsoft Corp. (Software)	5,040	285,667
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,040	279,720
Pfizer, Inc. (Pharmaceuticals)	5,040	185,926
The Boeing Co. (Aerospace & Defense)	5,040	673,647
The Coca-Cola Co. (Beverages)	5,040	219,895
The Goldman Sachs Group, Inc. (Capital Markets)	5,040	800,402
The Home Depot, Inc. (Specialty Retail)	5,040	696,730
The Procter & Gamble Co. (Household Products)	5,040	431,374
The Travelers Cos., Inc. (Insurance)	5,040	585,749
The Walt Disney Co. (Media)	5,040	483,588
United Technologies Corp. (Aerospace & Defense)	5,040	542,556
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,040	721,728
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,040	279,266
Visa, Inc.—Class A (IT Services)	5,040	393,372
Wal-Mart Stores, Inc. (Food & Staples Retailing)	5,040	367,769
TOTAL COMMON STOCKS (Cost $7,060,379)		13,565,160

Repurchase Agreements(a)(b) (31.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $6,126,139	$6,126,000	$6,126,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,126,000)		6,126,000
TOTAL INVESTMENT SECURITIES (Cost $13,186,379)—101.2%		19,691,160
Net other assets (liabilities)—(1.2)%		(224,488)
NET ASSETS—100.0%		$19,466,672

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,446,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	17	9/19/16	$1,560,260	$8,886

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/29/16	0.60%	$8,487,759	$(18,667)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/29/16	0.43%	742,203	(1,792)
				9,229,962	(20,459)
Dow Jones Industrial Average	UBS AG	8/29/16	0.60%	8,634,446	(20,424)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/29/16	0.75%	5,958,450	(14,490)
				14,592,896	(34,914)
				$23,822,858	$(55,373)

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

132 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2016

UltraDow 30 ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,216,203	6.3%
Banks	322,409	1.7%
Beverages	219,895	1.1%
Capital Markets	800,402	4.1%
Chemicals	348,617	1.8%
Communications Equipment	153,871	0.8%
Consumer Finance	324,878	1.7%
Diversified Telecommunication Services	279,266	1.4%
Food & Staples Retailing	367,769	1.9%
Health Care Providers & Services	721,728	3.7%
Hotels, Restaurants & Leisure	592,956	3.0%
Household Products	431,374	2.2%
Industrial Conglomerates	1,055,880	5.4%
Insurance	585,749	3.0%
IT Services	1,202,898	6.2%
Machinery	417,110	2.1%
Media	483,588	2.5%
Oil, Gas & Consumable Fuels	964,807	5.0%
Pharmaceuticals	1,112,731	5.7%
Semiconductors & Semiconductor Equipment	175,694	0.9%
Software	285,667	1.5%
Specialty Retail	696,730	3.6%
Technology Hardware, Storage & Peripherals	525,218	2.7%
Textiles, Apparel & Luxury Goods	279,720	1.4%
Other**	5,901,512	30.3%
Total	$19,466,672	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 133

Common Stocks (64.9%)

	Shares		Value
Activision Blizzard, Inc. (Software)	22,200		$891,552
Adobe Systems, Inc.* (Software)	15,096		1,477,295
Akamai Technologies, Inc.* (Internet Software & Services)	5,328		269,224
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,660		856,476
Alphabet, Inc.*—Class A (Internet Software & Services)	8,880		7,027,099
Alphabet, Inc.*—Class C (Internet Software & Services)	10,360		7,964,665
Amazon.com, Inc.* (Internet & Catalog Retail)	14,208		10,781,171
American Airlines Group, Inc. (Airlines)	17,316		614,718
Amgen, Inc. (Biotechnology)	22,644		3,895,447
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,176		585,704
Apple, Inc. (Technology Hardware, Storage & Peripherals)	164,576		17,150,465
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	32,708		859,893
Autodesk, Inc.* (Software)	6,808		404,736
Automatic Data Processing, Inc. (IT Services)	13,616		1,211,143
Baidu, Inc.*ADR (Internet Software & Services)	8,288		1,322,765
Bed Bath & Beyond, Inc. (Specialty Retail)	4,588		206,231
Biogen, Inc.* (Biotechnology)	6,512		1,888,024
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,884		485,567
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	11,692		1,893,870
CA, Inc. (Software)	12,580		435,897
Celgene Corp.* (Biotechnology)	23,236		2,606,847
Cerner Corp.* (Health Care Technology)	10,212		637,127
Charter Communications, Inc.*—Class A (Media)	8,140		1,911,842
Check Point Software Technologies, Ltd.* (Software)	5,180		398,238
Cisco Systems, Inc. (Communications Equipment)	151,108		4,613,327
Citrix Systems, Inc.* (Software)	4,588		408,928
Cognizant Technology Solutions Corp.* (IT Services)	18,204		1,046,548
Comcast Corp.—Class A (Media)	72,668		4,886,923
CommerceHub, Inc.*—Series A (Internet Software & Services)	1		8
CommerceHub, Inc.*—Series C (Internet Software & Services)	—	†	3
Costco Wholesale Corp. (Food & Staples Retailing)	13,172		2,202,622
CSX Corp. (Road & Rail)	28,712		813,411
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	11,248		491,200
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	7,104		454,940
Discovery Communications, Inc.*—Class A (Media)	4,588		115,113
Discovery Communications, Inc.*—Class C (Media)	7,400		181,596
DISH Network Corp.*—Class A (Media)	6,808		363,683
Dollar Tree, Inc.* (Multiline Retail)	7,104		684,044
eBay, Inc.* (Internet Software & Services)	34,484		1,074,521
Electronic Arts, Inc.* (Software)	9,028		689,017
Expedia, Inc. (Internet & Catalog Retail)	4,144		483,398
Express Scripts Holding Co.* (Health Care Providers & Services)	18,944		1,441,070
Facebook, Inc.*—Class A (Internet Software & Services)	69,412		8,602,924
Fastenal Co. (Trading Companies & Distributors)	8,732		373,293
Fiserv, Inc.* (IT Services)	6,660		734,998
Gilead Sciences, Inc. (Biotechnology)	39,960		3,175,621
Henry Schein, Inc.* (Health Care Providers & Services)	2,516		455,346
Illumina, Inc.* (Life Sciences Tools & Services)	4,440		738,594
Incyte Corp.* (Biotechnology)	5,624		507,341
Intel Corp. (Semiconductors & Semiconductor Equipment)	141,932		4,947,750
Intuit, Inc. (Software)	7,696		854,179
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184		823,780
JD.com, Inc.*ADR (Internet & Catalog Retail)	27,232		589,573
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,736		425,151
Liberty Global PLC*—Class A (Media)	8,584		272,199
Liberty Global PLC*—Class C (Media)	19,684		609,220
Liberty Interactive Corp.* (Internet & Catalog Retail)	13,616		365,045
Liberty Ventures* (Internet & Catalog Retail)	3,996		150,689
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	7,252		435,047
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	7,696		551,803
Mattel, Inc. (Leisure Products)	10,212		340,877
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	8,584		350,056
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,512		362,328
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	31,228		429,073
Microsoft Corp. (Software)	236,208		13,388,270
Mondelez International, Inc.—Class A (Food Products)	46,620		2,050,348
Monster Beverage Corp.* (Beverages)	6,068		974,703
Mylan N.V.* (Pharmaceuticals)	15,244		713,267
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8,732		230,088
Netease.com, Inc.ADR (Internet Software & Services)	2,368		483,711
Netflix, Inc.* (Internet & Catalog Retail)	12,876		1,174,935
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	6,808		290,021
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,984		912,686
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	10,360		871,172
O’Reilly Automotive, Inc.* (Specialty Retail)	2,960		860,265
PACCAR, Inc. (Machinery)	10,508		619,657
Paychex, Inc. (IT Services)	10,804		640,461
PayPal Holdings, Inc.* (IT Services)	36,408		1,355,834
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	44,104		2,760,028
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108		1,321,273
Ross Stores, Inc. (Specialty Retail)	12,136		750,369

See accompanying notes to the financial statements.

134 :: UltraNASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	3,700	$425,500
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,028	289,167
Sirius XM Holdings, Inc.* (Media)	149,036	654,268
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,772	381,067
Starbucks Corp. (Hotels, Restaurants & Leisure)	43,956	2,551,646
Stericycle, Inc.* (Commercial Services & Supplies)	2,516	227,119
Symantec Corp. (Software)	18,352	374,931
Tesla Motors, Inc.* (Automobiles)	4,440	1,042,468
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,192	2,105,892
The Kraft Heinz Co. (Food Products)	36,556	3,158,073
The Priceline Group, Inc.* (Internet & Catalog Retail)	1,480	1,999,199
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	24,716	1,145,339
Tractor Supply Co. (Specialty Retail)	3,996	366,233
TripAdvisor, Inc.* (Internet & Catalog Retail)	3,996	279,600
Twenty-First Century Fox, Inc.—Class A (Media)	32,856	875,284
Twenty-First Century Fox, Inc.—Class B (Media)	23,976	648,071
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	1,924	502,568
Verisk Analytics, Inc.*—Class A (Professional Services)	5,032	429,129
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,400	717,800
Viacom, Inc.—Class B (Media)	10,360	471,069
Vodafone Group PLCADR (Wireless Telecommunication Services)	11,692	361,283
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,412	2,568,650
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	8,436	400,794
Whole Foods Market, Inc. (Food & Staples Retailing)	9,620	293,218
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,696	393,112
Yahoo!, Inc.* (Internet Software & Services)	28,564	1,090,859
TOTAL COMMON STOCKS (Cost $63,974,485)		164,970,662

Repurchase Agreements(a)(b) (29.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $73,900,675	$73,899,000	$73,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $73,899,000)		73,899,000
TOTAL INVESTMENT SECURITIES (Cost $137,873,485)—94.0%		238,869,662
Net other assets (liabilities)—6.0%		15,148,593
NET ASSETS—100.0%		$254,018,255

†                      Number of shares is less than 0.50

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $36,778,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	481	9/19/16	$45,447,285	$2,138,029

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/29/16	0.65%	$90,356,769	$528,250
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	8/29/16	0.45%	41,245,906	231,754
				131,602,675	760,004
NASDAQ-100 Index	UBS AG	8/29/16	0.75%	109,950,723	595,655
PowerShares QQQ Trust, Series 1 ETF	UBS AG	8/29/16	0.75%	56,053,827	228,205
				166,004,550	823,860
				$297,607,225	$1,583,864

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraNASDAQ-100 ProFund :: 135

UltraNASDAQ-100 ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Airlines	$614,718	0.2%
Automobiles	1,042,468	0.4%
Beverages	974,703	0.4%
Biotechnology	15,454,397	6.1%
Commercial Services & Supplies	227,119	0.1%
Communications Equipment	4,613,327	1.8%
Diversified Telecommunication Services	425,500	0.2%
Food & Staples Retailing	5,064,490	2.0%
Food Products	5,208,420	2.1%
Health Care Equipment & Supplies	1,278,720	0.5%
Health Care Providers & Services	1,896,416	0.7%
Health Care Technology	637,127	0.3%
Hotels, Restaurants & Leisure	3,393,470	1.3%
Internet & Catalog Retail	16,314,811	6.4%
Internet Software & Services	27,835,778	10.9%
IT Services	4,988,984	2.0%
Leisure Products	340,877	0.1%
Life Sciences Tools & Services	738,594	0.3%
Machinery	619,657	0.2%
Media	10,989,268	4.3%
Multiline Retail	684,044	0.3%
Pharmaceuticals	713,267	0.3%
Professional Services	429,129	0.2%
Road & Rail	813,411	0.3%
Semiconductors & Semiconductor Equipment	17,712,829	7.0%
Software	19,323,043	7.6%
Specialty Retail	2,685,666	1.1%
Technology Hardware, Storage & Peripherals	18,070,514	7.1%
Trading Companies & Distributors	373,293	0.1%
Wireless Telecommunication Services	1,506,622	0.6%
Other**	89,047,593	35.1%
Total	$254,018,255	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

136 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $7,093,161	$7,093,000	$7,093,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,093,000)		7,093,000
TOTAL INVESTMENT SECURITIES (Cost $7,093,000)—96.3%		7,093,000
Net other assets (liabilities)—3.7%		271,349
NET ASSETS—100.0%		$7,364,349

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $452,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/29/16	0.75%	$255,470	$2,622
MSCI EAFE Index	UBS AG	8/29/16	1.25%	14,471,465	147,074
				$14,726,935	$149,696

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 137

Common Stocks (76.3%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	18,180	$104,535
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	16,200	1,336,177
Ambev S.A.ADR (Beverages)	63,540	367,260
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	24,480	282,254
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	5,760	126,202
Baidu, Inc.*ADR (Internet Software & Services)	3,960	632,016
Bancolombia S.A.ADR (Banks)	1,620	55,339
BRF S.A.ADR (Food Products)	8,820	147,118
Cemex S.A.B. de C.V.*ADR (Construction Materials)	20,160	154,224
China Life Insurance Co., Ltd.ADR (Insurance)	21,420	241,403
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	15,840	983,506
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,600	258,516
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,980	98,346
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	8,280	87,520
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,400	195,102
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,340	281,713
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	720	56,578
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	5,220	227,957
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,260	54,999
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,980	177,210
Grupo Televisa S.A.ADR (Media)	6,300	167,391
HDFC Bank, Ltd.ADR (Banks)	5,940	411,463
ICICI Bank, Ltd.ADR (Banks)	20,520	155,542
Infosys Technologies, Ltd.ADR (IT Services)	28,800	473,185
JD.com, Inc.*ADR (Internet & Catalog Retail)	12,780	276,687
KB Financial Group, Inc.ADR (Banks)	5,580	177,221
Korea Electric Power Corp.ADR (Electric Utilities)	7,380	200,662
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	6,480	90,461
Mobile TeleSystems PJSCADR (Wireless Telecommunication Services)	7,380	65,608
Netease.com, Inc.ADR (Internet Software & Services)	1,080	220,612
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,060	208,539
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	21,420	185,926
POSCOADR (Metals & Mining)	4,680	237,182
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	3,600	237,600
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,380	196,972
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,840	244,120
Siliconware Precision Industries Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,840	50,890
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,220	119,590
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	53,820	1,495,119
Tata Motors, Ltd.ADR (Automobiles)	2,880	108,950
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	6,300	143,451
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	34,380	64,978
Vale S.A.ADR (Metals & Mining)	21,780	125,235
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	5,400	76,842
Wipro, Ltd.ADR (IT Services)	8,460	95,936
TOTAL COMMON STOCKS (Cost $9,235,338)		11,698,137

Preferred Stocks (8.1%)

Banco Bradesco S.A.ADR (Banks)	40,140	349,218
Itau Unibanco Holding S.A.ADR (Banks)	42,480	443,915
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	29,520	215,201
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	6,840	103,558
Vale S.A.ADR (Metals & Mining)	29,160	134,428
TOTAL PREFERRED STOCKS (Cost $816,680)		1,246,320

Repurchase Agreements(a)(b) (18.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $2,816,064	$2,816,000	$2,816,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,816,000)		2,816,000
TOTAL INVESTMENT SECURITIES (Cost $12,868,018)—102.7%		15,760,457
Net other assets (liabilities)—(2.7)%		(408,987)
NET ASSETS—100.0%		$15,351,470

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $651,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

See accompanying notes to the financial statements.

138 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/29/16	0.90%	$9,473,844	$(57,492)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/29/16	0.70%	8,345,034	(56,124)
				$17,818,878	$(113,616)

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Automobiles	$108,950	0.7%
Banks	1,836,819	11.9%
Beverages	601,049	3.9%
Construction Materials	154,224	1.0%
Diversified Telecommunication Services	722,126	4.7%
Electric Utilities	200,662	1.3%
Electronic Equipment, Instruments & Components	90,461	0.6%
Food Products	147,118	1.0%
Insurance	241,403	1.6%
Internet & Catalog Retail	581,486	3.8%
Internet Software & Services	2,188,805	14.3%
IT Services	569,120	3.7%
Media	167,391	1.1%
Metals & Mining	623,047	4.1%
Oil, Gas & Consumable Fuels	1,490,317	9.6%
Pharmaceuticals	54,999	0.4%
Semiconductors & Semiconductor Equipment	1,715,522	11.1%
Wireless Telecommunication Services	1,450,958	9.5%
Other**	2,407,013	15.7%
Total	$15,351,470	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2016:

	Value	% of Net Assets
Brazil	$2,215,310	14.4%
China	3,946,328	25.7%
Colombia	55,339	0.4%
Hong Kong	983,506	6.4%
India	1,300,075	8.5%
Indonesia	237,600	1.5%
Mexico	837,657	5.5%
Russia	65,608	0.4%
South Africa	323,174	2.1%
South Korea	1,069,236	7.0%
Taiwan	1,910,624	12.4%
Other**	2,407,013	15.7%
Total	$15,351,470	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 139

Common Stocks (53.8%)

	Shares	Value
Ambev S.A.ADR (Beverages)	333,931	$1,930,120
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	128,843	1,485,560
Banco de ChileADR (Banks)	3,757	249,690
Banco Santander ChileADR (Banks)	12,376	254,574
Bancolombia S.A.ADR (Banks)	9,061	309,523
BRF S.A.ADR (Food Products)	40,885	681,962
Cemex S.A.B. de C.V.*ADR (Construction Materials)	108,511	830,109
Cencosud S.A.ADR (Food & Staples Retailing)	31,382	266,119
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	7,514	186,197
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	3,978	312,591
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	28,288	267,039
CPFL Energia S.A.ADR (Electric Utilities)	25,415	357,081
Ecopetrol S.A.*ADR (Oil, Gas & Consumable Fuels)	20,332	173,839
Embraer S.A.ADR (Aerospace & Defense)	12,818	234,185
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	8,619	235,299
Enersis Chile S.A.ADR (Electric Utilities)	30,056	172,521
Enersis S.A.ADR (Electric Utilities)	30,056	260,887
Fibria Celulose S.A.ADR (Paper & Forest Products)	17,680	108,732
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	7,293	652,724
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	2,652	260,612
Grupo Aeroportuario del Surest S.A.B. de C.V.ADR (Transportation Infrastructure)	1,547	237,789
Grupo Financiero Galicia S.A.ADR (Banks)	6,409	190,219
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	24,531	223,968
Grupo Televisa S.A.ADR (Media)	33,150	880,796
Latam Airlines Group S.A.*ADR (Airlines)	28,730	251,388
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	115,362	1,001,342
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	33,592	764,890
Vale S.A.ADR (Metals & Mining)	118,456	681,122
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	13,481	248,994
TOTAL COMMON STOCKS (Cost $10,769,061)		13,709,872

Preferred Stocks (26.7%)

Banco Bradesco S.A.ADR (Banks)	211,055	$1,836,179
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	13,481	203,159
Itau Unibanco Holding S.A.ADR (Banks)	223,210	2,332,544
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	158,236	1,153,540
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	36,907	558,772
Vale S.A.ADR (Metals & Mining)	158,457	730,487
TOTAL PREFERRED STOCKS (Cost $4,448,581)		6,814,681

Repurchase Agreements(a)(b) (22.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $5,740,130	$5,740,000	$5,740,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,740,000)		5,740,000
TOTAL INVESTMENT SECURITIES (Cost $20,957,642)—103.0%		26,264,553
Net other assets (liabilities)—(3.0)%		(753,446)
NET ASSETS—100.0%		$25,511,107

*                      Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $1,217,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR         American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/29/16	0.90%	$3,816,769	$23,970
BNY Mellon Latin America 35 ADR Index	UBS AG	8/29/16	0.90%	26,615,152	129,270
				$30,431,921	$153,240

^             Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

140 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2016

UltraLatin America ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$234,185	0.9%
Airlines	251,388	1.0%
Banks	5,396,697	21.3%
Beverages	2,895,436	11.3%
Chemicals	186,197	0.7%
Construction Materials	830,109	3.3%
Diversified Telecommunication Services	558,772	2.2%
Electric Utilities	790,488	3.1%
Food & Staples Retailing	469,278	1.8%
Food Products	681,962	2.7%
Independent Power and Renewable Electricity Producers	235,299	0.9%
Media	880,796	3.5%
Metals & Mining	1,411,609	5.5%
Oil, Gas & Consumable Fuels	3,342,605	13.1%
Paper & Forest Products	108,732	0.4%
Transportation Infrastructure	498,401	2.0%
Water Utilities	267,039	1.0%
Wireless Telecommunication Services	1,485,560	5.8%
Other**	4,986,554	19.5%
Total	$25,511,107	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2016:

	Value	% of Net Assets
Argentina	$439,213	1.7%
Brazil	12,841,154	50.4%
Chile	1,876,675	7.4%
Colombia	483,362	1.9%
Mexico	4,884,149	19.1%
Other**	4,986,554	19.5%
Total	$25,511,107	100.0%

**     Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 141

Common Stocks (84.5%)

	Shares	Value
21Vianet Group, Inc.*ADR (Internet Software & Services)	6,405	$61,360
500.com, Ltd.*ADR—Class A (Hotels, Restaurants & Leisure)	3,416	62,410
58.com, Inc.*ADR (Internet Software & Services)	1,830	95,178
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	8,845	729,537
Autohome, Inc.*ADR (Internet Software & Services)	3,599	78,098
Baidu, Inc.*ADR (Internet Software & Services)	2,989	477,044
Beigene, Ltd.*ADR (Biotechnology)	2,867	75,230
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	3,294	90,585
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	3,172	89,101
China Life Insurance Co., Ltd.ADR (Insurance)	29,890	336,860
China Lodging Group, Ltd.ADR (Hotels, Restaurants & Leisure)	2,684	103,146
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	10,187	632,511
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,819	346,052
China Southern Airlines Co., Ltd.ADR (Airlines)	3,111	103,099
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	4,575	227,241
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	19,276	203,747
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,928	352,502
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	7,503	327,656
E-Commerce China Dangdang, Inc.*ADR— Class A (Internet & Catalog Retail)	8,601	53,670
E-House China Holdings, Ltd.*ADR (Real Estate Management & Development)	9,882	66,308
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	5,307	130,499
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	6,588	46,050
JD.com, Inc.*ADR (Internet & Catalog Retail)	16,653	360,537
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	2,867	52,409
Momo, Inc.*ADR (Internet Software & Services)	4,575	60,527
Netease.com, Inc.ADR (Internet Software & Services)	1,647	336,433
NQ Mobile, Inc.*ADR (Software)	12,139	38,966
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	4,392	299,315
Qunar Cayman Islands, Ltd.*ADR (Internet & Catalog Retail)	4,209	126,565
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	2,379	116,690
SouFun Holdings, Ltd.*ADR (Internet Software & Services)	21,533	110,249
TAL Education Group*ADR (Diversified Consumer Services)	2,562	154,258
Tarena International, Inc.ADR (Diversified Consumer Services)	4,331	49,114
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	9,638	79,513
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	8,174	73,648
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	15,311	217,876
Weibo Corp.*ADR (Internet Software & Services)	3,111	101,232
YY, Inc.*ADR (Internet Software & Services)	2,501	98,014
TOTAL COMMON STOCKS (Cost $4,679,034)		6,963,230

Repurchase Agreements(a)(b) (17.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $1,404,032	$1,404,000	$1,404,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,404,000)		1,404,000
TOTAL INVESTMENT SECURITIES (Cost $6,083,034)—101.5%		8,367,230
Net other assets (liabilities)—(1.5)%		(124,058)
NET ASSETS—100.0%		$8,243,172

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $229,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/29/16	0.90%	$9,339,098	$(105,200)
BNY Mellon China Select ADR Index	UBS AG	8/29/16	0.70%	225,668	(4,889)
				$9,564,766	$(110,089)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

142 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2016

UltraChina ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Airlines	$192,200	2.3%
Biotechnology	75,230	0.9%
Chemicals	116,690	1.4%
Diversified Consumer Services	203,372	2.5%
Diversified Telecommunication Services	430,988	5.2%
Hotels, Restaurants & Leisure	239,204	2.9%
Independent Power and Renewable Electricity Producers	130,499	1.6%
Insurance	336,860	4.1%
Internet & Catalog Retail	1,086,304	13.2%
Internet Software & Services	2,238,257	27.1%
Oil, Gas & Consumable Fuels	997,869	12.1%
Real Estate Management & Development	66,308	0.8%
Semiconductors & Semiconductor Equipment	177,972	2.2%
Software	38,966	0.5%
Wireless Telecommunication Services	632,511	7.7%
Other**	1,279,942	15.5%
Total	$8,243,172	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2016:

	Value	% of Net Assets
China	$6,963,230	84.5%
Other**	1,279,942	15.5%
Total	$8,243,172	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 143

Repurchase Agreements(a) (89.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $20,692,469	$20,692,000	$20,692,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,692,000)		20,692,000
TOTAL INVESTMENT SECURITIES (Cost $20,692,000)—89.3%		20,692,000
Net other assets (liabilities)—10.7%		2,490,080
NET ASSETS—100.0%		$23,182,080

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	567	9/09/16	$46,323,900	$411,715

See accompanying notes to the financial statements.

144 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (153.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $43,987,997	$43,987,000	$43,987,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,987,000)		43,987,000
TOTAL INVESTMENT SECURITIES (Cost $43,987,000)—153.2%		43,987,000
Net other assets (liabilities)—(53.2)%		(15,277,147)
NET ASSETS—100.0%		$28,709,853

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $5,594,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	52	9/19/16	$5,634,850	$(161,756)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/29/16	(0.35)%	$(1,617,448)	$(27,858)
S&P 500	UBS AG	8/29/16	(0.20)%	(21,386,643)	(46,595)
				$(23,004,091)	$(74,453)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 145

Repurchase Agreements(a)(b) (150.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $17,072,387	$17,072,000	$17,072,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,072,000)		17,072,000
TOTAL INVESTMENT SECURITIES (Cost $17,072,000)—150.7%		17,072,000
Net other assets (liabilities)—(50.7)%		(5,744,461)
NET ASSETS—100.0%		$11,327,539

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,202,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	16	9/19/16	$1,946,240	$(67,146)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/29/16	0.30%	$(2,974,411)	$(2,699)
Russell 2000 Index	UBS AG	8/29/16	0.40%	(6,339,384)	(20,788)
				$(9,313,795)	$(23,487)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

146 :: Short NASDAQ-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (323.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $32,557,738	$32,557,000	$32,557,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,557,000)		32,557,000
TOTAL INVESTMENT SECURITIES (Cost $32,557,000)—323.1%		32,557,000
Net other assets (liabilities)—(223.1)%(c)		(22,481,299)
NET ASSETS—100.0%		$10,075,701

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $4,555,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Amount includes $22,520,137 of net capital shares payable as of July 31, 2016.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	20	9/19/16	$1,889,700	$(1,876)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/29/16	(0.35)%	$(1,563,283)	$(59,940)
NASDAQ-100 Index	UBS AG	8/29/16	(0.35)%	(6,575,350)	(37,814)
				$(8,138,633)	$(97,754)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraBear ProFund :: 147

Repurchase Agreements(a)(b) (89.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $16,795,381	$16,795,000	$16,795,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,795,000)		16,795,000
TOTAL INVESTMENT SECURITIES (Cost $16,795,000)—89.2%		16,795,000
Net other assets (liabilities)—10.8%		2,036,584
NET ASSETS—100.0%		$18,831,584

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $6,222,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	9/19/16	$1,950,525	$(55,992)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/29/16	(0.35)%	$(11,203,905)	$(24,038)
S&P 500	UBS AG	8/29/16	(0.20)%	(24,524,881)	(82,083)
				$(35,728,786)	$(106,121)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

148 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (94.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $1,652,037	$1,652,000	$1,652,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,652,000)		1,652,000
TOTAL INVESTMENT SECURITIES (Cost $1,652,000)—94.7%		1,652,000
Net other assets (liabilities)—5.3%		92,612
NET ASSETS—100.0%		$1,744,612

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $518,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/19/16	$155,640	$(4,073)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	8/29/16	(0.05)%	$(2,374,591)	$(15,798)
S&P MidCap 400	UBS AG	8/29/16	(0.35)%	(959,730)	(6,284)
				$(3,334,321)	$(22,082)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 149

Repurchase Agreements(a)(b) (134.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $13,953,316	$13,953,000	$13,953,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,953,000)		13,953,000
TOTAL INVESTMENT SECURITIES (Cost $13,953,000)—134.8%		13,953,000
Net other assets (liabilities)—(34.8)%		(3,602,219)
NET ASSETS—100.0%		$10,350,781

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,746,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	16	9/19/16	$1,946,240	$(67,146)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/29/16	0.30%	$(8,637,614)	$(7,837)
Russell 2000 Index	UBS AG	8/29/16	0.40%	(10,128,589)	(16,657)
				$(18,766,203)	$(24,494)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

150 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $5,103,116	$5,103,000	$5,103,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,103,000)		5,103,000
TOTAL INVESTMENT SECURITIES (Cost $5,103,000)—99.3%		5,103,000
Net other assets (liabilities)—0.7%		35,395
NET ASSETS—100.0%		$5,138,395

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $1,509,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	12	9/19/16	$1,101,360	$(31,624)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	8/29/16	(0.30)%	$(4,259,318)	$9,296
Dow Jones Industrial Average	UBS AG	8/29/16	(0.25)%	(4,917,014)	10,704
				$(9,176,332)	$20,000

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraShort NASDAQ-100 ProFund :: 151

Repurchase Agreements(a)(b) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $12,147,275	$12,147,000	$12,147,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,147,000)		12,147,000
TOTAL INVESTMENT SECURITIES (Cost $12,147,000)—97.6%		12,147,000
Net other assets (liabilities)—2.4%		296,521
NET ASSETS—100.0%		$12,443,521

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $4,106,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	17	9/19/16	$1,606,245	$(74,900)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	8/29/16	(0.35)%	$(9,081,744)	$(53,245)
NASDAQ-100 Index	UBS AG	8/29/16	(0.35)%	(14,184,866)	(75,426)
				$(23,266,610)	$(128,671)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

152 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $8,392,190	$8,392,000	$8,392,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,392,000)		8,392,000
TOTAL INVESTMENT SECURITIES (Cost $8,392,000)—101.7%		8,392,000
Net other assets (liabilities)—(1.7)%		(139,449)
NET ASSETS—100.0%		$8,252,551

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $561,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	8/29/16	(0.05)%	$(17,460,054)	$(179,870)
MSCI EAFE Index	UBS AG	8/29/16	(0.15)%	932,616	5,392
				$(16,527,438)	$(174,478)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 153

Repurchase Agreements(a)(b) (104.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $6,844,155	$6,844,000	$6,844,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,844,000)		6,844,000
TOTAL INVESTMENT SECURITIES (Cost $6,844,000)—104.0%		6,844,000
Net other assets (liabilities)—(4.0)%		(260,706)
NET ASSETS—100.0%		$6,583,294

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $358,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	8/29/16	0.05%	$(6,046,917)	$36,374
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	8/29/16	0.20%	(7,097,504)	45,558
				$(13,144,421)	$81,932

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

154 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $6,443,146	$6,443,000	$6,443,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,443,000)		6,443,000
TOTAL INVESTMENT SECURITIES (Cost $6,443,000)—101.4%		6,443,000
Net other assets (liabilities)—(1.4)%		(91,406)
NET ASSETS—100.0%		$6,351,594

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $301,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	8/29/16	0.15%	$(10,723,771)	$(67,968)
BNY Mellon Latin America 35 ADR Index	UBS AG	8/29/16	0.10%	(1,953,309)	(31,510)
				$(12,677,080)	$(99,478)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 155

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $3,444,078	$3,444,000	$3,444,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,444,000)		3,444,000
TOTAL INVESTMENT SECURITIES (Cost $3,444,000)—95.4%		3,444,000
Net other assets (liabilities)—4.6%		166,792
NET ASSETS—100.0%		$3,610,792

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $198,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	8/29/16	0.55%	$(2,066,598)	$23,111
BNY Mellon China Select ADR Index	UBS AG	8/29/16	0.80%	(5,156,970)	53,830
				$(7,223,568)	$76,941

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

156 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a) (57.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $1,889,043	$1,889,000	$1,889,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,889,000)		1,889,000
TOTAL INVESTMENT SECURITIES (Cost $1,889,000)—57.2%		1,889,000
Net other assets (liabilities)—42.8%(b)		1,413,523
NET ASSETS—100.0%		$3,302,523

(a)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         Amount includes $967,996 of net capital shares receivable as of July 31, 2016.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	81	9/09/16	$6,617,700	$90,044

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 157

Common Stocks (75.3%)

	Shares	Value
Associated Banc-Corp. (Banks)	644	$11,978
BancorpSouth, Inc. (Banks)	373	8,885
Bank of America Corp. (Banks)	44,471	644,385
Bank of Hawaii Corp. (Banks)	189	13,026
Bank of the Ozarks, Inc. (Banks)	397	14,288
BankUnited, Inc. (Banks)	440	13,209
BB&T Corp. (Banks)	3,547	130,778
BOK Financial Corp. (Banks)	74	4,827
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	553	7,836
Cathay General Bancorp (Banks)	313	9,384
Citigroup, Inc. (Banks)	12,715	557,044
Citizens Financial Group, Inc. (Banks)	2,302	51,404
Comerica, Inc. (Banks)	772	34,925
Commerce Bancshares, Inc. (Banks)	363	17,166
Cullen/Frost Bankers, Inc. (Banks)	248	16,837
East West Bancorp, Inc. (Banks)	613	20,977
F.N.B. Corp. (Banks)	912	10,898
Fifth Third Bancorp (Banks)	3,337	63,336
First Financial Bankshares, Inc. (Banks)	276	9,431
First Horizon National Corp. (Banks)	1,003	14,610
First Republic Bank (Banks)	603	43,217
FirstMerit Corp. (Banks)	727	15,434
Fulton Financial Corp. (Banks)	763	10,415
Glacier Bancorp, Inc. (Banks)	328	9,046
Hancock Holding Co. (Banks)	334	9,683
Huntington Bancshares, Inc. (Banks)	3,465	32,918
IBERIABANK Corp. (Banks)	142	8,871
International Bancshares Corp. (Banks)	252	6,910
Investors Bancorp, Inc. (Banks)	1,556	17,676
JPMorgan Chase & Co. (Banks)	15,817	1,011,813
KeyCorp (Banks)	4,689	54,861
M&T Bank Corp. (Banks)	689	78,932
MB Financial, Inc. (Banks)	289	11,095
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,119	30,620
PacWest Bancorp (Banks)	492	20,344
People’s United Financial, Inc. (Banks)	1,342	20,345
PNC Financial Services Group, Inc. (Banks)	2,151	177,780
Popular, Inc. (Banks)	437	14,723
PrivateBancorp, Inc. (Banks)	344	15,205
Prosperity Bancshares, Inc. (Banks)	272	13,896
Regions Financial Corp. (Banks)	5,486	50,307
Signature Bank* (Banks)	244	29,339
SunTrust Banks, Inc. (Banks)	2,160	91,346
SVB Financial Group* (Banks)	234	23,498
Synovus Financial Corp. (Banks)	549	16,712
TCF Financial Corp. (Banks)	751	10,206
Texas Capital Bancshares, Inc.* (Banks)	204	9,902
Trustmark Corp. (Banks)	284	7,412
U.S. Bancorp (Banks)	7,028	296,371
UMB Financial Corp. (Banks)	184	10,195
Umpqua Holdings Corp. (Banks)	941	14,331
United Bankshares, Inc. (Banks)	270	10,341
Valley National Bancorp (Banks)	959	8,698
Washington Federal, Inc. (Thrifts & Mortgage Finance)	404	10,100
Webster Financial Corp. (Banks)	407	14,636
Wells Fargo & Co. (Banks)	20,000	959,400
Western Alliance Bancorp* (Banks)	409	13,918
Wintrust Financial Corp. (Banks)	233	12,302
Zions Bancorp (Banks)	891	24,841
TOTAL COMMON STOCKS (Cost $1,436,313)		4,872,863

Repurchase Agreements(a)(b) (24.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $1,598,036	$1,598,000	$1,598,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,598,000)		1,598,000
TOTAL INVESTMENT SECURITIES (Cost $3,034,313)—100.0%		6,470,863
Net other assets (liabilities)—NM		1,591
NET ASSETS—100.0%		$6,472,454

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $1,105,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	8/23/16	0.95%	$3,312,086	$11,161
Dow Jones U.S. Banks Index	UBS AG	8/23/16	0.80%	1,528,161	2,806
				$4,840,247	$13,967

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

158 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Banks UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Banks	$4,824,307	74.5%
Thrifts & Mortgage Finance	48,556	0.8%
Other**	1,599,591	24.7%
Total	$6,472,454	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 159

Common Stocks (71.7%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	12,856	$1,920,944
Albemarle Corp. (Chemicals)	7,423	624,794
Alcoa, Inc. (Metals & Mining)	86,959	923,505
Allegheny Technologies, Inc. (Metals & Mining)	7,183	127,929
Ashland, Inc. (Chemicals)	4,105	464,850
Axalta Coating Systems, Ltd.* (Chemicals)	11,190	319,475
Axiall Corp. (Chemicals)	4,662	152,214
Cabot Corp. (Chemicals)	4,129	201,041
Carpenter Technology Corp. (Metals & Mining)	3,062	120,184
Celanese Corp. (Chemicals)	9,764	619,233
CF Industries Holdings, Inc. (Chemicals)	15,400	380,072
Chemtura Corp.* (Chemicals)	4,238	119,045
Commercial Metals Co. (Metals & Mining)	7,580	125,373
Compass Minerals International, Inc. (Metals & Mining)	2,245	156,230
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	15,179	294,169
Domtar Corp. (Paper & Forest Products)	4,142	163,071
E.I. du Pont de Nemours & Co. (Chemicals)	57,760	3,995,259
Eastman Chemical Co. (Chemicals)	9,849	642,450
Ecolab, Inc. (Chemicals)	17,443	2,064,902
FMC Corp. (Chemicals)	8,845	420,491
Freeport-McMoRan, Inc. (Metals & Mining)	82,791	1,072,971
GCP Applied Technologies, Inc.* (Chemicals)	4,670	128,565
H.B. Fuller Co. (Chemicals)	3,297	153,508
Huntsman Corp. (Chemicals)	13,081	202,232
Ingevity Corp.* (Chemicals)	2,788	106,697
International Flavors & Fragrances, Inc. (Chemicals)	5,261	701,028
KapStone Paper & Packaging Corp. (Paper & Forest Products)	5,694	81,310
LyondellBasell Industries N.V.—Class A (Chemicals)	22,582	1,699,521
Minerals Technologies, Inc. (Chemicals)	2,318	151,273
Monsanto Co. (Chemicals)	28,866	3,082,023
NewMarket Corp. (Chemicals)	657	281,157
Newmont Mining Corp. (Metals & Mining)	35,066	1,542,904
Nucor Corp. (Metals & Mining)	21,020	1,127,513
Olin Corp. (Chemicals)	10,923	228,291
Platform Specialty Products Corp.* (Chemicals)	10,008	92,074
PolyOne Corp. (Chemicals)	5,564	195,129
PPG Industries, Inc. (Chemicals)	17,589	1,841,744
Praxair, Inc. (Chemicals)	18,853	2,197,129
Reliance Steel & Aluminum Co. (Metals & Mining)	4,784	375,257
Royal Gold, Inc. (Metals & Mining)	4,332	366,227
RPM International, Inc. (Chemicals)	8,781	476,457
Sensient Technologies Corp. (Chemicals)	2,979	219,940
Steel Dynamics, Inc. (Metals & Mining)	16,094	431,641
Stillwater Mining Co.* (Metals & Mining)	7,997	122,354
The Chemours Co. (Chemicals)	11,986	111,470
The Dow Chemical Co. (Chemicals)	74,257	3,985,373
The Mosaic Co. (Chemicals)	23,133	624,591
The Scotts Miracle-Gro Co.—Class A (Chemicals)	3,012	222,135
United States Steel Corp. (Metals & Mining)	9,692	266,433
W.R. Grace & Co. (Chemicals)	4,656	348,595
Westlake Chemical Corp. (Chemicals)	2,577	117,872
Worthington Industries, Inc. (Metals & Mining)	2,988	132,398
TOTAL COMMON STOCKS (Cost $31,061,389)		36,521,043

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $14,010,318	$14,010,000	$14,010,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,010,000)		14,010,000
TOTAL INVESTMENT SECURITIES (Cost $45,071,389)—99.2%		50,531,043
Net other assets (liabilities)—0.8%		402,004
NET ASSETS—100.0%		$50,933,047

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $7,677,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	8/23/16	0.95%	$15,002,784	$57,324
Dow Jones U.S. Basic Materials Index	UBS AG	8/23/16	0.80%	24,984,694	99,944
				$39,987,478	$157,268

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

160 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Basic Materials UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Chemicals	$29,091,574	57.1%
Metals & Mining	6,890,919	13.5%
Oil, Gas & Consumable Fuels	294,169	0.6%
Paper & Forest Products	244,381	0.5%
Other**	14,412,004	28.3%
Total	$50,933,047	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 161

Common Stocks (72.4%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	670,091	$44,380,127
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	36,996	1,370,332
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,051	499,837
Alexion Pharmaceuticals, Inc.* (Biotechnology)	92,862	11,942,053
Alkermes PLC* (Biotechnology)	62,571	3,122,293
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	30,807	2,097,341
Amgen, Inc. (Biotechnology)	311,257	53,545,541
Biogen, Inc.* (Biotechnology)	90,703	26,297,521
BioMarin Pharmaceutical, Inc.* (Biotechnology)	67,187	6,679,732
Bio-Techne Corp. (Life Sciences Tools & Services)	15,443	1,736,102
Bluebird Bio, Inc.* (Biotechnology)	15,318	875,883
Celgene Corp.* (Biotechnology)	320,851	35,996,274
Cepheid, Inc.* (Biotechnology)	30,174	1,066,047
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	19,509	1,715,426
Clovis Oncology, Inc.* (Biotechnology)	13,991	199,791
Gilead Sciences, Inc. (Biotechnology)	551,769	43,849,082
Halozyme Therapeutics, Inc.* (Biotechnology)	46,042	457,657
Illumina, Inc.* (Life Sciences Tools & Services)	61,007	10,148,515
Incyte Corp.* (Biotechnology)	70,669	6,375,050
Intercept Pharmaceuticals, Inc.* (Biotechnology)	7,260	1,256,198
Intrexon Corp.* (Biotechnology)	21,052	533,247
Ionis Pharmaceuticals, Inc.* (Biotechnology)	50,014	1,459,909
Juno Therapeutics, Inc.* (Biotechnology)	30,630	947,386
Kite Pharma, Inc.* (Biotechnology)	17,954	1,016,735
MannKind Corp.* (Biotechnology)	128,641	127,355
Medivation, Inc.* (Biotechnology)	68,249	4,367,254
Myriad Genetics, Inc.* (Biotechnology)	29,113	901,921
Neurocrine Biosciences, Inc.* (Biotechnology)	33,063	1,660,754
Novavax, Inc.* (Biotechnology)	112,180	821,158
OPKO Health, Inc.* (Biotechnology)	133,215	1,325,489
Portola Pharmaceuticals, Inc.* (Biotechnology)	23,397	607,386
Puma Biotechnology, Inc.* (Biotechnology)	9,132	455,595
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	38,681	3,003,193
Radius Health, Inc.* (Biotechnology)	14,093	664,062
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	32,267	13,717,347
Seattle Genetics, Inc.* (Biotechnology)	44,747	2,150,541
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	14,656	927,432
United Therapeutics Corp.* (Biotechnology)	18,462	2,234,087
Vertex Pharmaceuticals, Inc.* (Biotechnology)	102,431	9,935,807
TOTAL COMMON STOCKS (Cost $176,804,515)		300,467,460

Contingent Right(NM)

Dyax Corp. CVR*+^(a) (Biotechnology)	73,711	81,819
TOTAL CONTINGENT RIGHT (Cost $—)		81,819

Repurchase Agreements(b)(c) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $99,511,255	$99,509,000	$99,509,000
TOTAL REPURCHASE AGREEMENTS (Cost $99,509,000)		99,509,000
TOTAL INVESTMENT SECURITIES (Cost $276,313,515)—96.4%		400,058,279
Net other assets (liabilities)—3.6%		15,060,378
NET ASSETS—100.0%		$415,118,657

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2016, this security represented 0.020% of the net assets of the Fund.

*                 Non-income producing security

^                  The advisor has deemed this security to be illiquid. As of July 31, 2016, this security represented 0.020% of the net assets of the Fund.

(a)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $55,126,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	8/23/16	0.95%	$169,680,933	$1,959,025
Dow Jones U.S. Biotechnology Index	UBS AG	8/23/16	0.80%	152,404,606	1,988,609
				$322,085,539	$3,947,634

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

162 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Biotechnology	$283,946,043	68.4%
Life Sciences Tools & Services	16,603,236	4.0%
Other**	114,569,378	27.6%
Total	$415,118,657	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 163

Common Stocks (75.4%)

	Shares	Value
Activision Blizzard, Inc. (Software)	3,822	$153,492
Altria Group, Inc. (Tobacco)	14,732	997,356
Archer-Daniels-Midland Co. (Food Products)	4,413	198,938
Autoliv, Inc. (Auto Components)	647	68,453
Avon Products, Inc. (Personal Products)	3,309	13,468
B&G Foods, Inc.—Class A (Food Products)	453	23,370
BorgWarner, Inc. (Auto Components)	1,627	53,984
Brown-Forman Corp.—Class A (Beverages)	207	21,872
Brown-Forman Corp.—Class B (Beverages)	767	75,312
Brunswick Corp. (Leisure Products)	661	32,799
Bunge, Ltd. (Food Products)	1,039	68,408
Campbell Soup Co. (Food Products)	1,361	84,749
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	386	39,083
Church & Dwight Co., Inc. (Household Products)	974	95,686
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,118	91,307
Colgate-Palmolive Co. (Household Products)	6,736	501,360
ConAgra Foods, Inc. (Food Products)	3,311	154,822
Constellation Brands, Inc.—Class A (Beverages)	1,345	221,427
Cooper Tire & Rubber Co. (Auto Components)	389	12,833
D.R. Horton, Inc. (Household Durables)	2,511	82,562
Dana Holding Corp. (Auto Components)	1,134	15,468
Darling Ingredients, Inc.* (Food Products)	1,228	19,378
Dean Foods Co. (Food Products)	667	12,313
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	231	15,248
Delphi Automotive PLC (Auto Components)	2,039	138,284
Dr. Pepper Snapple Group, Inc. (Beverages)	1,398	137,717
Edgewell Personal Care Co.* (Personal Products)	435	36,805
Electronic Arts, Inc.* (Software)	2,251	171,796
Energizer Holdings, Inc. (Household Products)	449	23,137
Flowers Foods, Inc. (Food Products)	1,376	25,305
Ford Motor Co. (Automobiles)	29,402	372,229
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	333	10,523
General Mills, Inc. (Food Products)	4,502	323,649
General Motors Co. (Automobiles)	10,551	332,779
Gentex Corp. (Auto Components)	2,179	38,503
Genuine Parts Co. (Distributors)	1,144	116,963
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	326	13,050
GoPro, Inc.*—Class A (Household Durables)	592	7,483
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,829	75,421
Harley-Davidson, Inc. (Automobiles)	1,371	72,553
Harman International Industries, Inc. (Household Durables)	548	45,287
Hasbro, Inc. (Leisure Products)	833	67,665
Herbalife, Ltd.* (Personal Products)	466	31,693
Herman Miller, Inc. (Commercial Services & Supplies)	437	14,320
HNI Corp. (Commercial Services & Supplies)	350	18,246
Hormel Foods Corp. (Food Products)	2,024	75,596
Ingredion, Inc. (Food Products)	556	74,081
Johnson Controls, Inc. (Auto Components)	4,906	225,283
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	972	21,083
Kellogg Co. (Food Products)	1,921	158,886
Kimberly-Clark Corp. (Household Products)	2,731	353,801
Lancaster Colony Corp. (Food Products)	160	20,794
Lear Corp. (Auto Components)	566	64,213
Leggett & Platt, Inc. (Household Durables)	1,007	52,938
Lennar Corp.—B Shares (Household Durables)	56	2,102
Lennar Corp.—Class A (Household Durables)	1,384	64,771
Leucadia National Corp. (Diversified Financial Services)	2,530	46,198
LKQ Corp.* (Distributors)	2,329	80,094
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	811	62,974
Mattel, Inc. (Leisure Products)	2,570	85,786
McCormick & Co., Inc. (Food Products)	850	86,913
Mead Johnson Nutrition Co.—Class A (Food Products)	1,403	125,148
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,345	69,563
Mohawk Industries, Inc.* (Household Durables)	459	95,903
Molson Coors Brewing Co.—Class B (Beverages)	1,388	141,798
Mondelez International, Inc.—Class A (Food Products)	11,702	514,653
Monster Beverage Corp.* (Beverages)	1,044	167,698
Newell Rubbermaid, Inc. (Household Durables)	3,425	179,675
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	10,008	555,445
Nu Skin Enterprises, Inc.—Class A (Personal Products)	416	22,214
NVR, Inc.* (Household Durables)	21	35,805
PepsiCo, Inc. (Beverages)	10,895	1,186,683
Philip Morris International, Inc. (Tobacco)	11,697	1,172,742
Pinnacle Foods, Inc. (Food Products)	819	41,122
Polaris Industries, Inc. (Leisure Products)	439	43,351
Pool Corp. (Distributors)	337	34,468
Post Holdings, Inc.* (Food Products)	463	40,128
PulteGroup, Inc. (Household Durables)	2,376	50,324
PVH Corp. (Textiles, Apparel & Luxury Goods)	607	61,343
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	422	41,394
Reynolds American, Inc. (Tobacco)	6,218	311,273
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	999	23,996
Snap-on, Inc. (Machinery)	428	67,269
Spectrum Brands Holdings, Inc. (Household Products)	204	26,269
Stanley Black & Decker, Inc. (Machinery)	1,146	139,468
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	414	14,498
Take-Two Interactive Software, Inc.* (Software)	628	25,233
Tempur Sealy International, Inc.* (Household Durables)	444	33,580
Tenneco, Inc.* (Auto Components)	423	23,908
Tesla Motors, Inc.* (Automobiles)	833	195,580
The Clorox Co. (Household Products)	979	128,318
The Coca-Cola Co. (Beverages)	29,355	1,280,758
The Estee Lauder Cos., Inc.—Class A (Personal Products)	1,655	153,750
The Goodyear Tire & Rubber Co. (Auto Components)	2,000	57,340
The Hain Celestial Group, Inc.* (Food Products)	783	41,335
The Hershey Co. (Food Products)	1,042	115,412
The JM Smucker Co.—Class A (Food Products)	925	142,598

See accompanying notes to the financial statements.

164 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
The Kraft Heinz Co. (Food Products)	4,510	$389,618
The Middleby Corp.* (Machinery)	424	51,041
The Procter & Gamble Co. (Household Products)	20,060	1,716,935
The WhiteWave Foods Co.* (Food Products)	1,348	74,801
Thor Industries, Inc. (Automobiles)	357	27,325
Toll Brothers, Inc.* (Household Durables)	1,160	32,492
TreeHouse Foods, Inc.* (Food Products)	418	43,133
Tupperware Brands Corp. (Household Durables)	385	24,132
Tyson Foods, Inc.—Class A (Food Products)	2,245	165,232
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,383	54,573
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,388	49,552
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,531	158,010
Vista Outdoor, Inc.* (Leisure Products)	442	22,122
Visteon Corp. (Auto Components)	242	16,962
WABCO Holdings, Inc.* (Machinery)	395	39,607
Whirlpool Corp. (Household Durables)	578	111,184
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	761	18,637
TOTAL COMMON STOCKS (Cost $13,855,164)		16,958,007

Repurchase Agreements(a)(b) (26.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $5,884,133	$5,884,000	$5,884,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,884,000)		5,884,000
TOTAL INVESTMENT SECURITIES (Cost $19,739,164)—101.6%		22,842,007
Net other assets (liabilities)—(1.6)%		(365,224)
NET ASSETS—100.0%		$22,476,783

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,791,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	8/23/16	0.95%	$9,340,950	$(90,759)
Dow Jones U.S. Consumer Goods Index	UBS AG	8/23/16	0.80%	7,424,713	(67,270)
				$16,765,663	$(158,029)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Auto Components	$715,231	3.2%
Automobiles	1,000,466	4.5%
Beverages	3,233,265	14.4%
Commercial Services & Supplies	32,566	0.1%
Distributors	231,525	1.0%
Diversified Financial Services	46,198	0.2%
Food Products	3,020,383	13.5%
Household Durables	818,238	3.6%
Household Products	2,845,506	12.7%
Leisure Products	251,723	1.1%
Machinery	297,385	1.3%
Personal Products	257,930	1.1%
Software	350,521	1.6%
Textiles, Apparel & Luxury Goods	1,375,699	6.1%
Tobacco	2,481,371	11.0%
Other**	5,518,776	24.6%
Total	$22,476,783	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 165

Common Stocks (68.8%)

	Shares		Value
Aaron’s, Inc. (Specialty Retail)	613		$14,681
Abercrombie & Fitch Co.—Class A (Specialty Retail)	640		13,254
Acxiom Corp.* (IT Services)	731		16,776
Advance Auto Parts, Inc. (Specialty Retail)	693		117,713
Alaska Air Group, Inc. (Airlines)	1,166		78,379
Allegiant Travel Co. (Airlines)	124		16,091
Amazon.com, Inc.* (Internet & Catalog Retail)	3,652		2,771,175
AMC Networks, Inc.*—Class A (Media)	579		32,053
American Airlines Group, Inc. (Airlines)	5,462		193,901
American Eagle Outfitters, Inc. (Specialty Retail)	1,571		28,152
AmerisourceBergen Corp. (Health Care Providers & Services)	1,735		147,805
Apollo Education Group, Inc.*—Class A (Diversified Consumer Services)	958		8,612
Aramark (Hotels, Restaurants & Leisure)	2,156		77,293
Asbury Automotive Group, Inc.* (Specialty Retail)	208		12,646
Ascena Retail Group, Inc.* (Specialty Retail)	1,613		13,114
AutoNation, Inc.* (Specialty Retail)	674		35,958
AutoZone, Inc.* (Specialty Retail)	282		229,540
Avis Budget Group, Inc.* (Road & Rail)	895		32,873
Bed Bath & Beyond, Inc. (Specialty Retail)	1,460		65,627
Best Buy Co., Inc. (Specialty Retail)	2,662		89,443
Big Lots, Inc. (Multiline Retail)	417		22,176
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,088		19,562
Brinker International, Inc. (Hotels, Restaurants & Leisure)	526		24,796
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	176		29,561
Burlington Stores, Inc.* (Specialty Retail)	673		51,491
Cabela’s, Inc.*—Class A (Specialty Retail)	456		23,543
Cable One, Inc. (Media)	42		22,003
Cardinal Health, Inc. (Health Care Providers & Services)	3,079		257,404
CarMax, Inc.* (Specialty Retail)	1,830		106,616
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	4,143		193,561
Casey’s General Stores, Inc. (Food & Staples Retailing)	371		49,543
CBS Corp. (Media)	73		4,015
CBS Corp.—Class B (Media)	3,920		204,702
Charter Communications, Inc.*—Class A (Media)	2,041		479,369
Chemed Corp. (Health Care Providers & Services)	154		22,660
Chico’s FAS, Inc. (Specialty Retail)	1,251		15,025
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	276		117,021
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	332		16,032
Cinemark Holdings, Inc. (Media)	997		37,487
Comcast Corp.—Class A (Media)	22,879		1,538,612
CommerceHub, Inc.*—Series A (Internet Software & Services)	—	†	6
CommerceHub, Inc.*—Series C (Internet Software & Services)	1		11
Copart, Inc.* (Commercial Services & Supplies)	943		47,565
Costco Wholesale Corp. (Food & Staples Retailing)	4,139		692,124
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	225		35,417
CST Brands, Inc. (Specialty Retail)	713		31,885
CVS Health Corp. (Food & Staples Retailing)	10,142		940,366
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,077		66,300
Delta Air Lines, Inc. (Airlines)	7,288		282,410
DeVry Education Group, Inc. (Diversified Consumer Services)	533		11,870
Dick’s Sporting Goods, Inc. (Specialty Retail)	843		43,237
Dillard’s, Inc.—Class A (Multiline Retail)	202		13,671
Discovery Communications, Inc.*—Class A (Media)	1,423		35,703
Discovery Communications, Inc.*—Class C (Media)	2,257		55,387
DISH Network Corp.*—Class A (Media)	2,137		114,159
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	480		24,149
Dollar General Corp. (Multiline Retail)	2,680		253,903
Dollar Tree, Inc.* (Multiline Retail)	2,226		214,342
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	472		69,526
DreamWorks Animation SKG, Inc.*—Class A (Media)	675		27,655
DSW, Inc.—Class A (Specialty Retail)	684		16,594
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	867		39,284
Expedia, Inc. (Internet & Catalog Retail)	1,108		129,248
Foot Locker, Inc. (Specialty Retail)	1,284		76,552
GameStop Corp.—Class A (Specialty Retail)	980		30,331
Gannett Co., Inc. (Media)	1,101		14,049
Genesco, Inc.* (Specialty Retail)	196		13,606
GNC Holdings, Inc.—Class A (Specialty Retail)	648		13,226
Graham Holdings Co.—Class B (Diversified Consumer Services)	41		20,633
Grand Canyon Education, Inc.* (Diversified Consumer Services)	441		18,548
Group 1 Automotive, Inc. (Specialty Retail)	197		12,277
Groupon, Inc.* (Internet & Catalog Retail)	3,926		18,923
GUESS?, Inc. (Specialty Retail)	606		8,920
H & R Block, Inc. (Diversified Consumer Services)	2,119		50,411
Hertz Global Holdings, Inc.* (Road & Rail)	705		34,320
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	4,956		114,930
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	975		16,526
HSN, Inc. (Internet & Catalog Retail)	302		15,450
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	233		11,753
IHS Markit, Ltd.* (Professional Services)	3,094		107,486
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	139		1,330
J.C. Penney Co., Inc.* (Multiline Retail)	2,903		28,043
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	308		27,224
JetBlue Airways Corp.* (Airlines)	3,044		55,797
John Wiley & Sons, Inc.—Class A (Media)	454		26,196

See accompanying notes to the financial statements.

166 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,296	$55,430
Kohl’s Corp. (Multiline Retail)	1,737	72,242
L Brands, Inc. (Specialty Retail)	2,389	176,547
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,452	174,844
Liberty Braves Group*—Class A (Media)	93	1,534
Liberty Braves Group*—Class C (Media)	312	4,986
Liberty Broadband Corp.*—Class A (Media)	234	14,698
Liberty Broadband Corp.*—Class C (Media)	622	39,379
Liberty Global PLC*—Class A (Media)	2,690	85,300
Liberty Global PLC*—Class C (Media)	6,184	191,395
Liberty Interactive Corp.* (Internet & Catalog Retail)	4,264	114,318
Liberty LiLAC Group*—Class A (Media)	491	16,866
Liberty LiLAC Group*—Class C (Media)	1,080	37,800
Liberty Media Group*—Class A (Media)	228	5,176
Liberty Media Group*—Class C (Media)	456	10,224
Liberty SiriusXM Group*—Class A (Media)	919	32,854
Liberty SiriusXM Group*—Class C (Media)	1,828	64,437
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Catalog Retail)	641	15,172
Liberty Ventures* (Internet & Catalog Retail)	1,274	48,043
Lions Gate Entertainment Corp. (Media)	906	18,111
Lithia Motors, Inc.—Class A (Specialty Retail)	224	19,329
Live Nation Entertainment, Inc.* (Media)	1,381	37,867
Lowe’s Cos., Inc. (Specialty Retail)	8,369	688,602
Macy’s, Inc. (Multiline Retail)	2,912	104,337
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,799	128,999
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	231	17,625
McDonald’s Corp. (Hotels, Restaurants & Leisure)	8,290	975,319
McKesson Corp. (Health Care Providers & Services)	2,125	413,440
Meredith Corp. (Media)	357	19,449
MGM Resorts International* (Hotels, Restaurants & Leisure)	4,482	107,478
MSG Networks, Inc.*—Class A (Media)	580	9,309
Murphy USA, Inc.* (Specialty Retail)	351	26,901
Netflix, Inc.* (Internet & Catalog Retail)	4,045	369,106
News Corp.—Class A (Media)	3,596	46,640
News Corp.—Class B (Media)	1,017	13,668
Nielsen Holdings PLC (Professional Services)	3,406	183,447
Nordstrom, Inc. (Multiline Retail)	1,215	53,739
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,482	63,133
Office Depot, Inc.* (Specialty Retail)	4,678	16,186
Omnicom Group, Inc. (Media)	2,247	184,906
O’Reilly Automotive, Inc.* (Specialty Retail)	913	265,345
Panera Bread Co.*—Class A (Hotels, Restaurants & Leisure)	214	46,934
Regal Entertainment Group—Class A (Media)	643	15,123
Restoration Hardware Holdings, Inc.* (Specialty Retail)	358	11,030
Rite Aid Corp.* (Food & Staples Retailing)	9,903	69,321
Rollins, Inc. (Commercial Services & Supplies)	890	25,080
Ross Stores, Inc. (Specialty Retail)	3,795	234,645
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,585	114,817
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,383	40,563
Scripps Networks Interactive, Inc.—Class A (Media)	899	59,388
Service Corp. International (Diversified Consumer Services)	1,829	50,701
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,281	48,460
Shutterfly, Inc.* (Internet & Catalog Retail)	327	17,393
Signet Jewelers, Ltd. (Specialty Retail)	735	64,614
Sinclair Broadcast Group, Inc.—Class A (Media)	655	18,222
Sirius XM Holdings, Inc.* (Media)	19,668	86,343
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	819	46,183
Sotheby’s—Class A (Diversified Consumer Services)	491	15,903
Southwest Airlines Co. (Airlines)	6,034	223,318
Spirit Airlines, Inc.* (Airlines)	675	28,856
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,338	30,948
Staples, Inc. (Specialty Retail)	6,102	56,688
Starbucks Corp. (Hotels, Restaurants & Leisure)	13,837	803,238
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,591	124,193
Starz-Liberty Capital* (Media)	750	22,673
Sysco Corp. (Food & Staples Retailing)	4,952	256,464
Tailored Brands, Inc. (Specialty Retail)	458	6,710
Target Corp. (Multiline Retail)	5,564	419,137
TEGNA, Inc. (Media)	2,053	44,961
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	419	21,675
The Dun & Bradstreet Corp. (Professional Services)	344	44,462
The Gap, Inc. (Specialty Retail)	2,142	55,242
The Home Depot, Inc. (Specialty Retail)	11,747	1,623,906
The Interpublic Group of Cos., Inc. (Media)	3,801	87,651
The Kroger Co. (Food & Staples Retailing)	9,010	308,052
The Madison Square Garden Co.*—Class A (Media)	188	34,365
The New York Times Co.—Class A (Media)	1,166	15,135
The Priceline Group, Inc.* (Internet & Catalog Retail)	468	632,179
The TJX Cos., Inc. (Specialty Retail)	6,245	510,342
The Walt Disney Co. (Media)	14,099	1,352,798
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,016	19,475
Tiffany & Co. (Specialty Retail)	1,035	66,778
Time Warner, Inc. (Media)	7,425	569,125
Time, Inc. (Media)	959	15,660
Tractor Supply Co. (Specialty Retail)	1,259	115,387
Tribune Media Co.—Class A (Media)	737	27,306
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,080	75,568
Twenty-First Century Fox, Inc.—Class A (Media)	10,351	275,750
Twenty-First Century Fox, Inc.—Class B (Media)	4,073	110,093
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	591	154,375
United Continental Holdings, Inc.* (Airlines)	3,169	148,594

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 167

Common Stocks, continued

	Shares	Value
United Natural Foods, Inc.* (Food & Staples Retailing)	474	$23,691
Urban Outfitters, Inc.* (Specialty Retail)	819	24,488
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	344	49,216
VCA, Inc.* (Health Care Providers & Services)	763	54,432
Viacom, Inc.—Class A (Media)	100	4,964
Viacom, Inc.—Class B (Media)	3,274	148,869
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	8,164	646,997
Wal-Mart Stores, Inc. (Food & Staples Retailing)	14,421	1,052,300
Whole Foods Market, Inc. (Food & Staples Retailing)	3,033	92,446
Williams-Sonoma, Inc. (Specialty Retail)	776	41,966
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,057	75,068
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	768	75,226
Yelp, Inc.* (Internet Software & Services)	540	17,372
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	3,850	344,267
TOTAL COMMON STOCKS (Cost $16,777,440)		27,912,915

Repurchase Agreements(a)(b) (32.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $13,184,299	$13,184,000	$13,184,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,184,000)		13,184,000
TOTAL INVESTMENT SECURITIES (Cost $29,961,440)—101.3%		41,096,915
Net other assets (liabilities)—(1.3)%		(525,327)
NET ASSETS—100.0%		$40,571,588

†                 Number of shares is less than 0.50

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $6,846,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	8/23/16	0.95%	$17,008,922	$(48,972)
Dow Jones U.S. Consumer Services Index	UBS AG	8/23/16	0.80%	15,956,662	(43,719)
				$32,965,584	$(92,691)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Airlines	$1,027,347	2.5%
Commercial Services & Supplies	128,075	0.3%
Diversified Consumer Services	241,664	0.6%
Electronic Equipment, Instruments & Components	24,149	0.1%
Food & Staples Retailing	4,162,252	10.3%
Health Care Providers & Services	895,741	2.2%
Hotels, Restaurants & Leisure	4,031,280	9.9%
Internet & Catalog Retail	4,206,575	10.4%
Internet Software & Services	17,389	NM
IT Services	16,776	NM
Media	6,314,415	15.6%
Multiline Retail	1,181,590	2.9%
Professional Services	335,395	0.8%
Road & Rail	67,193	0.2%
Specialty Retail	5,263,074	13.0%
Other**	12,658,673	31.2%
Total	$40,571,588	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

168 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (75.3%)

	Shares	Value
Affiliated Managers Group, Inc.* (Capital Markets)	94	$13,797
Aflac, Inc. (Insurance)	709	51,247
Alexander & Baldwin, Inc. (Real Estate Management & Development)	79	3,113
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	126	14,150
Alleghany Corp.* (Insurance)	28	15,218
Allied World Assurance Company Holdings, A.G. (Insurance)	154	6,312
Ally Financial, Inc. (Consumer Finance)	757	13,656
American Campus Communities, Inc. (Real Estate Investment Trusts)	224	12,112
American Capital Agency Corp. (Real Estate Investment Trusts)	567	11,108
American Express Co. (Consumer Finance)	1,388	89,471
American Financial Group, Inc. (Insurance)	120	8,772
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	303	6,575
American International Group, Inc. (Insurance)	1,923	104,689
American Tower Corp. (Real Estate Investment Trusts)	729	84,395
Ameriprise Financial, Inc. (Capital Markets)	284	27,219
AmTrust Financial Services, Inc. (Insurance)	137	3,270
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	1,751	19,226
Aon PLC (Insurance)	456	48,824
Apartment Investment & Management Co.— Class A (Real Estate Investment Trusts)	267	12,274
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	265	5,398
Arch Capital Group, Ltd.* (Insurance)	209	15,180
Arthur J. Gallagher & Co. (Insurance)	305	15,003
Aspen Insurance Holdings, Ltd. (Insurance)	106	4,872
Associated Banc-Corp. (Banks)	260	4,836
Assurant, Inc. (Insurance)	109	9,048
Assured Guaranty, Ltd. (Insurance)	231	6,188
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	237	43,999
Axis Capital Holdings, Ltd. (Insurance)	160	8,893
BancorpSouth, Inc. (Banks)	146	3,478
Bank of America Corp. (Banks)	17,661	255,907
Bank of Hawaii Corp. (Banks)	74	5,100
Bank of the Ozarks, Inc. (Banks)	156	5,614
BankUnited, Inc. (Banks)	181	5,434
BB&T Corp. (Banks)	1,411	52,024
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,222	464,838
BlackRock, Inc. (Capital Markets)	216	79,111
Blackstone Mortgage Trust, Inc.—Class A (Real Estate Investment Trusts)	162	4,700
BOK Financial Corp. (Banks)	38	2,479
Boston Properties, Inc. (Real Estate Investment Trusts)	262	37,238
Brandywine Realty Trust (Real Estate Investment Trusts)	301	5,078
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	391	11,104
Brown & Brown, Inc. (Insurance)	198	7,259
Camden Property Trust (Real Estate Investment Trusts)	150	13,439
Capital One Financial Corp. (Consumer Finance)	879	58,963
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	217	3,075
Care Capital Properties, Inc. (Real Estate Investment Trusts)	144	4,260
Cathay General Bancorp (Banks)	124	3,718
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	264	3,245
CBOE Holdings, Inc. (Diversified Financial Services)	139	9,563
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	500	14,225
Chimera Investment Corp. (Real Estate Investment Trusts)	324	5,437
Chubb, Ltd. (Insurance)	797	99,832
Cincinnati Financial Corp. (Insurance)	256	19,123
CIT Group, Inc. (Banks)	294	10,161
Citigroup, Inc. (Banks)	5,048	221,153
Citizens Financial Group, Inc. (Banks)	910	20,320
CME Group, Inc. (Diversified Financial Services)	581	59,401
CNO Financial Group, Inc. (Insurance)	309	5,367
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	194	3,449
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	211	5,127
Comerica, Inc. (Banks)	301	13,617
Commerce Bancshares, Inc. (Banks)	142	6,715
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	235	7,304
Corporate Office Properties Trust (Real Estate Investment Trusts)	164	4,913
Corrections Corp. of America (Real Estate Investment Trusts)	200	6,410
Cousins Properties, Inc. (Real Estate Investment Trusts)	341	3,628
Crown Castle International Corp. (Real Estate Investment Trusts)	578	56,082
CubeSmart (Real Estate Investment Trusts)	306	9,091
Cullen/Frost Bankers, Inc. (Banks)	95	6,450
CYS Investments, Inc. (Real Estate Investment Trusts)	263	2,354
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	152	7,633
DDR Corp. (Real Estate Investment Trusts)	528	10,423
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	343	3,368
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	254	26,533
Discover Financial Services (Consumer Finance)	711	40,413
Douglas Emmett, Inc. (Real Estate Investment Trusts)	243	9,244
Duke Realty Corp. (Real Estate Investment Trusts)	595	17,130
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	127	6,074
E*TRADE Financial Corp.* (Capital Markets)	481	12,063
East West Bancorp, Inc. (Banks)	249	8,521

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 169

Common Stocks, continued

	Shares	Value
EastGroup Properties, Inc. (Real Estate Investment Trusts)	54	$3,975
Eaton Vance Corp. (Capital Markets)	193	7,297
Endurance Specialty Holdings, Ltd. (Insurance)	109	7,372
EPR Properties (Real Estate Investment Trusts)	112	9,410
Equinix, Inc. (Real Estate Investment Trusts)	125	46,609
Equity Commonwealth* (Real Estate Investment Trusts)	215	6,454
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	137	11,267
Equity Residential (Real Estate Investment Trusts)	630	42,834
Erie Indemnity Co.—Class A (Insurance)	39	3,810
Essex Property Trust, Inc. (Real Estate Investment Trusts)	110	25,727
Everest Re Group, Ltd. (Insurance)	73	13,798
Extra Space Storage, Inc. (Real Estate Investment Trusts)	215	18,494
F.N.B. Corp. (Banks)	358	4,278
FactSet Research Systems, Inc. (Diversified Financial Services)	70	12,037
Federal Realty Investment Trust (Real Estate Investment Trusts)	120	20,364
Federated Investors, Inc.—Class B (Capital Markets)	164	5,177
Fifth Third Bancorp (Banks)	1,318	25,016
Financial Engines, Inc. (Capital Markets)	92	2,428
First American Financial Corp. (Insurance)	186	7,777
First Financial Bankshares, Inc. (Banks)	111	3,793
First Horizon National Corp. (Banks)	403	5,864
First Republic Bank (Banks)	246	17,631
FirstMerit Corp. (Banks)	285	6,051
FNF Group (Insurance)	473	17,818
FNFV Group* (Diversified Financial Services)	116	1,384
Forest City Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	378	8,940
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	136	2,953
Franklin Resources, Inc. (Capital Markets)	636	23,017
Fulton Financial Corp. (Banks)	298	4,068
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	328	11,752
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,004	32,078
Genworth Financial, Inc.*—Class A (Insurance)	859	2,457
Glacier Bancorp, Inc. (Banks)	130	3,585
Hancock Holding Co. (Banks)	132	3,827
Hartford Financial Services Group, Inc. (Insurance)	677	26,978
HCP, Inc. (Real Estate Investment Trusts)	802	31,462
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	194	7,015
Healthcare Trust of America, Inc.—Class A (Real Estate Investment Trusts)	236	8,036
Highwoods Properties, Inc. (Real Estate Investment Trusts)	169	9,417
Hospitality Properties Trust (Real Estate Investment Trusts)	263	8,392
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,286	22,814
Huntington Bancshares, Inc. (Banks)	1,375	13,063
IBERIABANK Corp. (Banks)	57	3,561
Intercontinental Exchange, Inc. (Diversified Financial Services)	203	53,633
International Bancshares Corp. (Banks)	97	2,660
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	190	2,736
Invesco, Ltd. (Capital Markets)	715	20,864
Investors Bancorp, Inc. (Banks)	618	7,020
Iron Mountain, Inc. (Real Estate Investment Trusts)	413	17,020
Janus Capital Group, Inc. (Capital Markets)	253	3,820
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	78	8,539
JPMorgan Chase & Co. (Banks)	6,287	402,178
Kemper Corp. (Insurance)	83	2,844
KeyCorp (Banks)	1,862	21,785
Kilroy Realty Corp. (Real Estate Investment Trusts)	159	11,640
Kimco Realty Corp. (Real Estate Investment Trusts)	720	23,112
Kite Realty Group Trust (Real Estate Investment Trusts)	143	4,349
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	141	9,568
LaSalle Hotel Properties (Real Estate Investment Trusts)	192	5,290
Lazard, Ltd.—Class A (Capital Markets)	223	7,970
Legg Mason, Inc. (Capital Markets)	183	6,248
LendingClub Corp.* (Consumer Finance)	360	1,663
Lexington Realty Trust (Real Estate Investment Trusts)	363	3,946
Liberty Property Trust (Real Estate Investment Trusts)	254	10,511
Lincoln National Corp. (Insurance)	413	18,036
Loews Corp. (Insurance)	461	19,053
LPL Financial Holdings, Inc. (Capital Markets)	130	3,504
M&T Bank Corp. (Banks)	272	31,160
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	154	4,343
Markel Corp.* (Insurance)	26	24,668
MarketAxess Holdings, Inc. (Diversified Financial Services)	64	10,346
Marsh & McLennan Cos., Inc. (Insurance)	896	58,912
MasterCard, Inc.—Class A (IT Services)	1,671	159,146
MB Financial, Inc. (Banks)	116	4,453
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	411	6,453
Mercury General Corp. (Insurance)	62	3,433
MetLife, Inc. (Insurance)	1,890	80,779
MFA Financial, Inc. (Real Estate Investment Trusts)	636	4,783
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	585	4,206
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	129	13,677
Moody’s Corp. (Diversified Financial Services)	290	30,743
Morgan Stanley (Capital Markets)	2,596	74,583
MSCI, Inc.—Class A (Diversified Financial Services)	149	12,820
National Retail Properties, Inc. (Real Estate Investment Trusts)	249	13,237

See accompanying notes to the financial statements.

170 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Navient Corp. (Consumer Finance)	566	$8,037
New Residential Investment Corp. (Real Estate Investment Trusts)	398	5,441
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	838	12,109
Northern Trust Corp. (Capital Markets)	368	24,873
NorthStar Asset Management Group, Inc. (Capital Markets)	327	3,878
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	106	981
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	311	4,167
Old Republic International Corp. (Insurance)	417	8,081
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	284	9,798
Outfront Media, Inc. (Real Estate Investment Trusts)	238	5,538
PacWest Bancorp (Banks)	195	8,063
Paramount Group, Inc. (Real Estate Investment Trusts)	289	5,095
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	122	3,617
People’s United Financial, Inc. (Banks)	535	8,111
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	251	5,507
PNC Financial Services Group, Inc. (Banks)	861	71,162
Popular, Inc. (Banks)	180	6,064
Post Properties, Inc. (Real Estate Investment Trusts)	93	5,914
Potlatch Corp. (Real Estate Investment Trusts)	70	2,678
PRA Group, Inc.* (Consumer Finance)	80	2,229
Primerica, Inc. (Insurance)	81	4,172
Principal Financial Group, Inc. (Insurance)	464	21,636
PrivateBancorp, Inc. (Banks)	136	6,011
ProAssurance Corp. (Insurance)	93	4,804
Prologis, Inc. (Real Estate Investment Trusts)	904	49,259
Prosperity Bancshares, Inc. (Banks)	110	5,620
Prudential Financial, Inc. (Insurance)	761	57,296
Public Storage (Real Estate Investment Trusts)	255	60,924
Radian Group, Inc. (Thrifts & Mortgage Finance)	368	4,747
Raymond James Financial, Inc. (Capital Markets)	216	11,858
Rayonier, Inc. (Real Estate Investment Trusts)	210	5,716
Realogy Holdings Corp.* (Real Estate Management & Development)	253	7,840
Realty Income Corp. (Real Estate Investment Trusts)	443	31,661
Redwood Trust, Inc. (Real Estate Investment Trusts)	131	1,869
Regency Centers Corp. (Real Estate Investment Trusts)	176	14,948
Regions Financial Corp. (Banks)	2,178	19,972
Reinsurance Group of America, Inc. (Insurance)	113	11,215
RenaissanceRe Holdings, Ltd. (Insurance)	74	8,696
Retail Properties of America, Inc. (Real Estate Investment Trusts)	410	7,228
RLI Corp. (Insurance)	65	4,431
RLJ Lodging Trust (Real Estate Investment Trusts)	214	5,080
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	88	4,949
S&P Global, Inc. (Diversified Financial Services)	455	55,601
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	187	2,055
SEI Investments Co. (Capital Markets)	235	10,575
Senior Housing Properties Trust (Real Estate Investment Trusts)	411	9,128
Signature Bank* (Banks)	93	11,182
Simon Property Group, Inc. (Real Estate Investment Trusts)	533	121,011
SL Green Realty Corp. (Real Estate Investment Trusts)	174	20,501
SLM Corp.* (Consumer Finance)	735	5,285
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	80	8,190
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	825	11,278
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	411	8,960
State Street Corp. (Capital Markets)	681	44,796
Stifel Financial Corp.* (Capital Markets)	112	3,959
Sun Communities, Inc. (Real Estate Investment Trusts)	107	8,469
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	399	5,307
SunTrust Banks, Inc. (Banks)	859	36,327
SVB Financial Group* (Banks)	90	9,038
Synchrony Financial* (Consumer Finance)	1,435	40,008
Synovus Financial Corp. (Banks)	215	6,545
T. Rowe Price Group, Inc. (Capital Markets)	425	30,043
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	164	6,845
Taubman Centers, Inc. (Real Estate Investment Trusts)	106	8,578
TCF Financial Corp. (Banks)	294	3,995
TD Ameritrade Holding Corp. (Capital Markets)	455	13,814
Texas Capital Bancshares, Inc.* (Banks)	79	3,835
The Allstate Corp. (Insurance)	642	43,868
The Bank of New York Mellon Corp. (Capital Markets)	1,851	72,929
The Charles Schwab Corp. (Capital Markets)	2,066	58,716
The GEO Group, Inc. (Real Estate Investment Trusts)	126	4,361
The Goldman Sachs Group, Inc. (Capital Markets)	664	105,451
The Hanover Insurance Group, Inc. (Insurance)	74	6,093
The Howard Hughes Corp.* (Real Estate Management & Development)	61	7,287
The Macerich Co. (Real Estate Investment Trusts)	217	19,365
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	196	13,869
The Progressive Corp. (Insurance)	1,004	32,640
The St Joe Co.* (Real Estate Management & Development)	126	2,322
The Travelers Cos., Inc. (Insurance)	501	58,226
The Western Union Co. (IT Services)	846	16,920
Torchmark Corp. (Insurance)	191	11,817
Trustmark Corp. (Banks)	114	2,975

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 171

Common Stocks, continued

	Shares	Value
Two Harbors Investment Corp. (Real Estate Investment Trusts)	598	$5,233
U.S. Bancorp (Banks)	2,792	117,739
UDR, Inc. (Real Estate Investment Trusts)	460	17,126
UMB Financial Corp. (Banks)	72	3,990
Umpqua Holdings Corp. (Banks)	379	5,772
United Bankshares, Inc. (Banks)	114	4,366
Unum Group (Insurance)	411	13,732
Urban Edge Properties (Real Estate Investment Trusts)	160	4,786
Validus Holdings, Ltd. (Insurance)	140	6,920
Valley National Bancorp (Banks)	386	3,501
Ventas, Inc. (Real Estate Investment Trusts)	580	44,173
VEREIT, Inc. (Real Estate Investment Trusts)	1,555	17,198
Visa, Inc.—Class A (IT Services)	3,274	255,536
Vornado Realty Trust (Real Estate Investment Trusts)	305	32,757
Voya Financial, Inc. (Diversified Financial Services)	349	8,945
W.R. Berkley Corp. (Insurance)	170	9,892
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	139	2,538
Washington Federal, Inc. (Thrifts & Mortgage Finance)	157	3,925
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	124	4,252
Webster Financial Corp. (Banks)	158	5,682
Weingarten Realty Investors (Real Estate Investment Trusts)	197	8,508
Wells Fargo & Co. (Banks)	7,945	381,121
Welltower, Inc. (Real Estate Investment Trusts)	615	48,788
Western Alliance Bancorp* (Banks)	159	5,411
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,285	42,045
White Mountains Insurance Group, Ltd. (Insurance)	9	7,392
Willis Towers Watson PLC (Insurance)	239	29,545
Wintrust Financial Corp. (Banks)	90	4,752
WisdomTree Investments, Inc. (Capital Markets)	193	1,918
WP Carey, Inc. (Real Estate Investment Trusts)	169	12,278
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	320	4,058
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	188	3,376
XL Group, Ltd. (Insurance)	487	16,855
Zions Bancorp (Banks)	350	9,758
TOTAL COMMON STOCKS (Cost $2,887,886)		6,809,151

Repurchase Agreements(a)(b) (24.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $2,207,050	$2,207,000	$2,207,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,207,000)		2,207,000
TOTAL INVESTMENT SECURITIES (Cost $5,094,886)—99.7%		9,016,151
Net other assets (liabilities)—0.3%		25,648
NET ASSETS—100.0%		$9,041,799

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $1,446,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	8/23/16	0.95%	$3,547,230	$9,479
Dow Jones U.S. Financials Index	UBS AG	8/23/16	0.80%	3,234,915	8,698
				$6,782,145	$18,177

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

172 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Financials UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Banks	$1,926,512	21.3%
Capital Markets	672,446	7.4%
Consumer Finance	261,780	2.9%
Diversified Financial Services	733,180	8.1%
Insurance	1,074,143	11.9%
IT Services	431,602	4.8%
Real Estate Investment Trusts	1,638,100	18.1%
Real Estate Management & Development	43,326	0.5%
Thrifts & Mortgage Finance	28,062	0.3%
Other**	2,232,648	24.7%
Total	$9,041,799	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 173

Common Stocks (66.6%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	13,293	$594,862
AbbVie, Inc. (Biotechnology)	14,634	969,210
ABIOMED, Inc.* (Health Care Equipment & Supplies)	356	41,997
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	672	37,968
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	809	29,965
Aetna, Inc. (Health Care Providers & Services)	3,172	365,446
Agios Pharmaceuticals, Inc.* (Biotechnology)	240	10,855
Akorn, Inc.* (Pharmaceuticals)	756	25,878
Alere, Inc.* (Health Care Equipment & Supplies)	780	29,250
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,027	260,672
Align Technology, Inc.* (Health Care Equipment & Supplies)	660	58,839
Alkermes PLC* (Biotechnology)	1,368	68,263
Allergan PLC* (Pharmaceuticals)	3,579	905,308
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	672	45,750
Amgen, Inc. (Biotechnology)	6,797	1,169,287
AmSurg Corp.* (Health Care Providers & Services)	489	36,680
Anthem, Inc. (Health Care Providers & Services)	2,379	312,458
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	663	148,333
Baxter International, Inc. (Health Care Equipment & Supplies)	4,997	239,956
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,920	337,920
Biogen, Inc.* (Biotechnology)	1,982	574,641
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,469	146,048
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	189	27,422
Bio-Techne Corp. (Life Sciences Tools & Services)	337	37,886
Bluebird Bio, Inc.* (Biotechnology)	334	19,098
Boston Scientific Corp.* (Health Care Equipment & Supplies)	12,277	298,086
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,104	1,129,930
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,681	31,048
Bruker Corp. (Life Sciences Tools & Services)	964	24,023
Catalent, Inc.* (Pharmaceuticals)	970	24,774
Celgene Corp.* (Biotechnology)	7,009	786,340
Centene Corp.* (Health Care Providers & Services)	1,542	108,788
Cepheid, Inc.* (Biotechnology)	659	23,282
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	427	37,546
Cigna Corp. (Health Care Providers & Services)	2,321	299,316
Clovis Oncology, Inc.* (Biotechnology)	306	4,370
Community Health Systems, Inc.* (Health Care Providers & Services)	1,020	13,025
Danaher Corp. (Health Care Equipment & Supplies)	5,421	441,486
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,476	114,449
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,119	135,701
DexCom, Inc.* (Health Care Equipment & Supplies)	755	69,634
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,916	219,420
Eli Lilly & Co. (Pharmaceuticals)	8,789	728,520
Endo International PLC* (Pharmaceuticals)	1,853	32,168
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	1,693	41,631
Express Scripts Holding Co.* (Health Care Providers & Services)	5,726	435,577
Gilead Sciences, Inc. (Biotechnology)	12,050	957,614
Haemonetics Corp.* (Health Care Equipment & Supplies)	462	14,008
Halozyme Therapeutics, Inc.* (Biotechnology)	1,005	9,990
Halyard Health, Inc.* (Health Care Equipment & Supplies)	422	14,597
HCA Holdings, Inc.* (Health Care Providers & Services)	2,724	210,102
Healthcare Services Group, Inc. (Commercial Services & Supplies)	655	25,421
HealthSouth Corp. (Health Care Providers & Services)	816	35,129
Henry Schein, Inc.* (Health Care Providers & Services)	743	134,468
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	515	27,516
Hologic, Inc.* (Health Care Equipment & Supplies)	2,195	84,486
Horizon Pharma PLC* (Pharmaceuticals)	1,320	25,463
Humana, Inc. (Health Care Providers & Services)	1,348	232,597
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	810	75,970
Illumina, Inc.* (Life Sciences Tools & Services)	1,332	221,578
Impax Laboratories, Inc.* (Pharmaceuticals)	628	19,732
Incyte Corp.* (Biotechnology)	1,545	139,374
Innoviva, Inc. (Pharmaceuticals)	716	9,215
Intercept Pharmaceuticals, Inc.* (Biotechnology)	158	27,339
Intrexon Corp.* (Biotechnology)	460	11,652
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	344	239,341
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,093	31,905
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	547	82,581
Johnson & Johnson (Pharmaceuticals)	24,888	3,116,723
Juno Therapeutics, Inc.* (Biotechnology)	668	20,661
Kite Pharma, Inc.* (Biotechnology)	391	22,142
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	927	129,372
LifePoint Health, Inc.* (Health Care Providers & Services)	393	23,258
Magellan Health, Inc.* (Health Care Providers & Services)	223	15,269
Mallinckrodt PLC* (Pharmaceuticals)	989	66,599
MannKind Corp.* (Biotechnology)	2,809	2,781
Medivation, Inc.* (Biotechnology)	1,490	95,345
MEDNAX, Inc.* (Health Care Providers & Services)	842	58,022
Medtronic PLC (Health Care Equipment & Supplies)	12,723	1,114,916
Merck & Co., Inc. (Pharmaceuticals)	25,045	1,469,140
Molina Healthcare, Inc.* (Health Care Providers & Services)	374	21,247

See accompanying notes to the financial statements.

174 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Mylan N.V.* (Pharmaceuticals)	3,864	$180,797
Myriad Genetics, Inc.* (Biotechnology)	636	19,703
Neurocrine Biosciences, Inc.* (Biotechnology)	721	36,216
Novavax, Inc.* (Biotechnology)	2,450	17,934
NuVasive, Inc.* (Health Care Equipment & Supplies)	451	28,052
OPKO Health, Inc.* (Biotechnology)	2,909	28,945
Owens & Minor, Inc. (Health Care Providers & Services)	568	20,283
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	336	12,180
PAREXEL International Corp.* (Life Sciences Tools & Services)	479	32,021
Patterson Cos., Inc. (Health Care Providers & Services)	753	37,168
Perrigo Co. PLC (Pharmaceuticals)	1,296	118,441
Pfizer, Inc. (Pharmaceuticals)	54,874	2,024,302
Portola Pharmaceuticals, Inc.* (Biotechnology)	511	13,266
Puma Biotechnology, Inc.* (Biotechnology)	200	9,978
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,280	110,541
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	845	65,606
Quorum Health Corp.* (Health Care Providers & Services)	267	2,908
Radius Health, Inc.* (Biotechnology)	308	14,513
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	706	300,135
ResMed, Inc. (Health Care Equipment & Supplies)	1,270	87,478
Seattle Genetics, Inc.* (Biotechnology)	977	46,955
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	2,572	213,579
STERIS PLC (Health Care Equipment & Supplies)	778	55,199
Stryker Corp. (Health Care Equipment & Supplies)	2,842	330,468
Team Health Holdings, Inc.* (Health Care Providers & Services)	669	27,322
Teleflex, Inc. (Health Care Equipment & Supplies)	394	71,042
Tenet Healthcare Corp.* (Health Care Providers & Services)	898	27,488
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	438	79,922
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,560	565,470
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	321	20,313
United Therapeutics Corp.* (Biotechnology)	404	48,888
UnitedHealth Group, Inc. (Health Care Providers & Services)	8,603	1,231,950
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	812	105,178
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	861	81,571
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,238	217,086
Waters Corp.* (Life Sciences Tools & Services)	732	116,337
WellCare Health Plans, Inc.* (Health Care Providers & Services)	400	42,720
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	661	53,065
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,803	236,445
Zoetis, Inc. (Pharmaceuticals)	4,130	208,441
TOTAL COMMON STOCKS (Cost $15,991,933)		27,218,565

Contingent Right(NM)

Dyax Corp. CVR*+^(a) (Biotechnology)	1,873	2,079
TOTAL CONTINGENT RIGHT (Cost $—)		2,079

Repurchase Agreements(b)(c) (32.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $13,240,300	$13,240,000	$13,240,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,240,000)		13,240,000
TOTAL INVESTMENT SECURITIES (Cost $29,231,933)—99.0%		40,460,644
Net other assets (liabilities)—1.0%		399,462
NET ASSETS—100.0%		$40,860,106

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of July 31, 2016, this security represented 0.005% of the net assets of the fund.

*                 Non-income producing security

^                  The advisor has deemed this security to be illiquid. As of July 31, 2016, this security represented 0.005% of the net assets of the Fund.

(a)         Rights entitle the Fund to cash receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $7,075,000.

(c)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 175

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	8/23/16	0.95%	$20,032,270	$131,991
Dow Jones U.S. Health Care Index	UBS AG	8/23/16	0.80%	14,016,060	93,482
				$34,048,330	$225,473

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Biotechnology	$6,202,595	15.2%
Commercial Services & Supplies	25,421	0.1%
Health Care Equipment & Supplies	5,423,139	13.3%
Health Care Providers & Services	4,261,408	10.4%
Life Sciences Tools & Services	1,127,889	2.8%
Pharmaceuticals	10,180,192	24.8%
Other**	13,639,462	33.4%
Total	$40,860,106	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

176 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (70.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,040	$363,854
A.O. Smith Corp. (Building Products)	256	23,780
Accenture PLC—Class A (IT Services)	2,105	237,465
Actuant Corp.—Class A (Machinery)	197	4,679
Acuity Brands, Inc. (Electrical Equipment)	140	36,740
AECOM Technology Corp.* (Construction & Engineering)	503	17,851
AGCO Corp. (Machinery)	243	11,703
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,087	52,296
Air Lease Corp. (Trading Companies & Distributors)	311	8,960
Allegion PLC (Building Products)	311	22,513
Alliance Data Systems Corp.* (IT Services)	197	45,629
Allison Transmission Holdings, Inc. (Machinery)	565	16,283
AMETEK, Inc. (Electrical Equipment)	781	36,730
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,037	61,722
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	108	6,618
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	122	5,728
AptarGroup, Inc. (Containers & Packaging)	213	16,652
Armstrong Flooring, Inc.* (Building Products)	92	1,834
Armstrong World Industries, Inc.* (Building Products)	157	6,668
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	295	19,615
Automatic Data Processing, Inc. (IT Services)	1,519	135,115
Avery Dennison Corp. (Containers & Packaging)	312	24,302
Avnet, Inc. (Electronic Equipment, Instruments & Components)	435	17,879
Ball Corp. (Containers & Packaging)	582	41,131
BE Aerospace, Inc. (Aerospace & Defense)	335	16,025
Belden, Inc. (Electronic Equipment, Instruments & Components)	134	9,810
Bemis Co., Inc. (Containers & Packaging)	307	15,669
Berry Plastics Group, Inc.* (Containers & Packaging)	406	16,646
Booz Allen Hamilton Holding Corp. (IT Services)	433	13,371
Broadridge Financial Solutions, Inc. (IT Services)	396	26,801
BWX Technologies, Inc. (Aerospace & Defense)	342	12,589
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	489	34,044
Carlisle Cos., Inc. (Industrial Conglomerates)	217	22,414
Caterpillar, Inc. (Machinery)	1,954	161,712
CEB, Inc. (Professional Services)	96	5,764
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	307	10,380
Cintas Corp. (Commercial Services & Supplies)	303	32,503
CLARCOR, Inc. (Machinery)	158	9,837
Clean Harbors, Inc.* (Commercial Services & Supplies)	173	8,896
Cognex Corp. (Electronic Equipment, Instruments & Components)	296	13,370
Colfax Corp.* (Machinery)	325	9,542
Convergys Corp. (IT Services)	314	8,368
CoreLogic, Inc.* (IT Services)	311	12,527
CoStar Group, Inc.* (Internet Software & Services)	97	20,166
Covanta Holding Corp. (Commercial Services & Supplies)	443	7,097
Crane Co. (Machinery)	162	10,093
Crown Holdings, Inc.* (Containers & Packaging)	477	25,267
CSX Corp. (Road & Rail)	3,208	90,883
Cummins, Inc. (Machinery)	523	64,209
Curtiss-Wright Corp. (Aerospace & Defense)	143	12,726
Deere & Co. (Machinery)	1,002	77,864
Deluxe Corp. (Commercial Services & Supplies)	159	10,747
DigitalGlobe, Inc.* (Aerospace & Defense)	196	5,284
Donaldson Co., Inc. (Machinery)	417	15,066
Dover Corp. (Machinery)	510	36,429
Eagle Materials, Inc. (Construction Materials)	157	13,180
Eaton Corp. PLC (Electrical Equipment)	1,528	96,890
EMCOR Group, Inc. (Construction & Engineering)	204	11,363
Emerson Electric Co. (Electrical Equipment)	2,153	120,354
EnerSys (Electrical Equipment)	138	8,604
Equifax, Inc. (Professional Services)	399	52,851
Essendant, Inc. (Commercial Services & Supplies)	115	2,305
Esterline Technologies Corp.* (Aerospace & Defense)	111	6,752
Euronet Worldwide, Inc.* (IT Services)	161	12,278
Expeditors International of Washington, Inc. (Air Freight & Logistics)	612	30,251
Fastenal Co. (Trading Companies & Distributors)	965	41,254
FedEx Corp. (Air Freight & Logistics)	842	136,320
FEI Co. (Electronic Equipment, Instruments & Components)	129	13,728
Fidelity National Information Services, Inc. (IT Services)	922	73,327
First Data Corp.* (IT Services)	614	7,614
Fiserv, Inc.* (IT Services)	739	81,556
FleetCor Technologies, Inc.* (IT Services)	269	40,802
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	470	15,313
Flowserve Corp. (Machinery)	442	21,150
Fluor Corp. (Construction & Engineering)	476	25,475
Fortive Corp.* (Machinery)	1,006	48,499
Fortune Brands Home & Security, Inc. (Building Products)	504	31,888
FTI Consulting, Inc.* (Professional Services)	131	5,612
GATX Corp. (Trading Companies & Distributors)	129	5,770
Generac Holdings, Inc.* (Electrical Equipment)	226	8,541
General Dynamics Corp. (Aerospace & Defense)	959	140,868
General Electric Co. (Industrial Conglomerates)	30,834	960,172
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	191	12,367
Genpact, Ltd.* (IT Services)	505	13,519
Global Payments, Inc. (IT Services)	506	37,778
Graco, Inc. (Machinery)	185	13,692
Graphic Packaging Holding Co. (Containers & Packaging)	1,091	14,881
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	622	22,510
Herc Holdings, Inc.* (Trading Companies & Distributors)	94	3,323

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 177

Common Stocks, continued

	Shares	Value
Hexcel Corp. (Aerospace & Defense)	300	$12,951
Hillenbrand, Inc. (Machinery)	213	6,891
Honeywell International, Inc. (Aerospace & Defense)	2,551	296,758
Hub Group, Inc.*—Class A (Air Freight & Logistics)	104	4,258
Hubbell, Inc. (Electrical Equipment)	171	18,439
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	152	26,232
IDEX Corp. (Machinery)	262	23,525
Illinois Tool Works, Inc. (Machinery)	1,096	126,477
Ingersoll-Rand PLC (Machinery)	872	57,779
Ingevity Corp.* (Chemicals)	1	38
International Paper Co. (Containers & Packaging)	1,377	63,081
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	113	9,525
Itron, Inc.* (Electronic Equipment, Instruments & Components)	118	5,037
ITT, Inc. (Machinery)	290	9,196
J.B. Hunt Transport Services, Inc. (Road & Rail)	311	25,853
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	647	13,166
Jack Henry & Associates, Inc. (IT Services)	273	24,365
Jacobs Engineering Group, Inc.* (Construction & Engineering)	410	21,943
Joy Global, Inc. (Machinery)	320	8,842
Kansas City Southern (Road & Rail)	357	34,311
KBR, Inc. (Construction & Engineering)	488	6,842
Kennametal, Inc. (Machinery)	276	6,861
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	567	16,579
Kirby Corp.* (Marine)	178	9,699
KLX, Inc.* (Aerospace & Defense)	174	5,620
Knowles Corp.* (Electronic Equipment, Instruments & Components)	310	4,166
L-3 Communications Holdings, Inc. (Aerospace & Defense)	266	40,334
Landstar System, Inc. (Road & Rail)	134	9,446
Lennox International, Inc. (Building Products)	121	18,973
Lincoln Electric Holdings, Inc. (Machinery)	211	13,095
LinkedIn Corp.*—Class A (Internet Software & Services)	395	76,129
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	85	10,627
Lockheed Martin Corp. (Aerospace & Defense)	889	224,677
Louisiana-Pacific Corp.* (Paper & Forest Products)	493	9,959
Macquarie Infrastructure Corp. (Transportation Infrastructure)	257	19,699
Manitowoc Foodservice, Inc.* (Machinery)	467	8,565
ManpowerGroup, Inc. (Professional Services)	245	17,003
Martin Marietta Materials, Inc. (Construction Materials)	215	43,570
Masco Corp. (Building Products)	1,106	40,346
MAXIMUS, Inc. (IT Services)	220	12,962
MDU Resources Group, Inc. (Multi-Utilities)	662	15,921
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	101	41,532
Moog, Inc.*—Class A (Aerospace & Defense)	99	5,452
MRC Global, Inc.* (Trading Companies & Distributors)	322	4,260
MSA Safety, Inc. (Commercial Services & Supplies)	95	5,309
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	156	11,205
Mueller Industries, Inc. (Machinery)	191	6,502
National Instruments Corp. (Electronic Equipment, Instruments & Components)	330	9,464
Navistar International Corp.* (Machinery)	225	2,885
NeuStar, Inc.*—Class A (IT Services)	180	4,534
Nordson Corp. (Machinery)	177	15,627
Norfolk Southern Corp. (Road & Rail)	991	88,972
Northrop Grumman Corp. (Aerospace & Defense)	606	131,278
NOW, Inc.* (Trading Companies & Distributors)	355	6,500
Old Dominion Freight Line, Inc.* (Road & Rail)	233	16,231
Orbital ATK, Inc. (Aerospace & Defense)	196	17,076
Oshkosh Corp. (Machinery)	252	13,883
Owens Corning (Building Products)	386	20,423
Owens-Illinois, Inc.* (Containers & Packaging)	536	10,071
PACCAR, Inc. (Machinery)	1,173	69,172
Packaging Corp. of America (Containers & Packaging)	305	22,780
Parker-Hannifin Corp. (Machinery)	459	52,413
Paychex, Inc. (IT Services)	1,085	64,319
PayPal Holdings, Inc.* (IT Services)	3,688	137,341
Pentair PLC (Machinery)	607	38,739
PerkinElmer, Inc. (Life Sciences Tools & Services)	361	20,548
Quanta Services, Inc.* (Construction & Engineering)	495	12,672
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	690	12,365
Raytheon Co. (Aerospace & Defense)	996	138,972
Regal Beloit Corp. (Electrical Equipment)	144	8,785
Republic Services, Inc. (Commercial Services & Supplies)	796	40,803
Robert Half International, Inc. (Professional Services)	446	16,297
Rockwell Automation, Inc. (Electrical Equipment)	442	50,565
Rockwell Collins, Inc. (Aerospace & Defense)	442	37,402
Roper Technologies, Inc. (Industrial Conglomerates)	332	56,560
Ryder System, Inc. (Road & Rail)	178	11,730
Sabre Corp. (IT Services)	699	20,376
Sealed Air Corp. (Containers & Packaging)	669	31,563
Sensata Technologies Holding N.V.* (Electrical Equipment)	569	21,576
Silgan Holdings, Inc. (Containers & Packaging)	128	6,346
Sonoco Products Co. (Containers & Packaging)	330	16,807
Spirit AeroSystems Holdings, Inc.*—Class A (Aerospace & Defense)	401	17,395
SPX Corp.* (Machinery)	132	1,998
SPX FLOW, Inc.* (Machinery)	132	3,601
Stericycle, Inc.* (Commercial Services & Supplies)	296	26,720
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,200	72,337

See accompanying notes to the financial statements.

178 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Aerospace & Defense)	105	$11,025
Terex Corp. (Machinery)	362	8,739
Tetra Tech, Inc. (Commercial Services & Supplies)	194	6,388
Textron, Inc. (Aerospace & Defense)	889	34,671
The Advisory Board Co.* (Professional Services)	129	5,387
The Boeing Co. (Aerospace & Defense)	2,010	268,657
The Manitowoc Co., Inc. (Machinery)	467	2,601
The Sherwin-Williams Co. (Chemicals)	272	81,526
The Timken Co. (Machinery)	235	7,861
The Toro Co. (Machinery)	183	16,827
The Valspar Corp. (Chemicals)	250	26,618
Total System Services, Inc. (IT Services)	562	28,617
TransDigm Group, Inc.* (Aerospace & Defense)	175	48,916
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	848	22,421
Trinity Industries, Inc. (Machinery)	494	11,466
Triumph Group, Inc. (Aerospace & Defense)	162	4,994
Tyco International PLC (Commercial Services & Supplies)	1,431	65,210
Union Pacific Corp. (Road & Rail)	2,825	262,866
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,306	249,278
United Rentals, Inc.* (Trading Companies & Distributors)	310	24,698
United Technologies Corp. (Aerospace & Defense)	2,613	281,289
USG Corp.* (Building Products)	291	8,195
Valmont Industries, Inc. (Construction & Engineering)	86	11,262
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	366	7,013
Verisk Analytics, Inc.*—Class A (Professional Services)	509	43,408
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	462	6,158
Vulcan Materials Co. (Construction Materials)	453	56,163
W.W. Grainger, Inc. (Trading Companies & Distributors)	188	41,144
Wabtec Corp. (Machinery)	290	19,865
Waste Management, Inc. (Commercial Services & Supplies)	1,384	91,509
Watsco, Inc. (Trading Companies & Distributors)	98	14,116
WESCO International, Inc.* (Trading Companies & Distributors)	134	7,469
WestRock Co. (Containers & Packaging)	854	36,645
WEX, Inc.* (IT Services)	121	11,335
Woodward, Inc. (Machinery)	183	10,713
Xerox Corp. (IT Services)	3,194	32,898
XPO Logistics, Inc.* (Air Freight & Logistics)	290	8,590
Xylem, Inc. (Machinery)	600	28,686
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	172	9,118
TOTAL COMMON STOCKS (Cost $7,111,592)		8,898,101

Repurchase Agreements(a)(b) (29.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $3,781,086	$3,781,000	$3,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,781,000)		3,781,000
TOTAL INVESTMENT SECURITIES (Cost $10,892,592)—100.3%		12,679,101
Net other assets (liabilities)—(0.3)%		(40,884)
NET ASSETS—100.0%		$12,638,217

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,114,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	8/23/16	0.95%	$4,650,716	$3,523
Dow Jones U.S. Industrials Index	UBS AG	8/23/16	0.80%	5,399,083	5,661
				$10,049,799	$9,184

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 179

Industrials UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,797,943	14.1%
Air Freight & Logistics	462,741	3.7%
Building Products	174,620	1.4%
Chemicals	108,182	0.9%
Commercial Services & Supplies	309,852	2.5%
Construction & Engineering	117,788	0.9%
Construction Materials	112,913	0.9%
Containers & Packaging	341,841	2.7%
Electrical Equipment	407,224	3.2%
Electronic Equipment, Instruments & Components	343,666	2.7%
Industrial Conglomerates	1,402,999	11.0%
Internet Software & Services	96,295	0.8%
IT Services	1,082,898	8.5%
Life Sciences Tools & Services	114,376	0.9%
Machinery	1,073,567	8.5%
Marine	9,699	0.1%
Multi-Utilities	15,921	0.1%
Paper & Forest Products	9,959	0.1%
Professional Services	146,322	1.2%
Road & Rail	552,659	4.4%
Trading Companies & Distributors	196,937	1.6%
Transportation Infrastructure	19,699	0.2%
Other**	3,740,116	29.6%
Total	$12,638,217	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

180 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (66.8%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	15,338	$536,523
Akamai Technologies, Inc.* (Internet Software & Services)	22,872	1,155,722
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	50,804	717,352
Alphabet, Inc.*—Class A (Internet Software & Services)	3,541	2,802,135
Alphabet, Inc.*—Class C (Internet Software & Services)	3,563	2,739,199
Amazon.com, Inc.* (Internet & Catalog Retail)	7,198	5,461,914
Arista Networks, Inc.* (Communications Equipment)	9,411	670,722
Blucora, Inc.* (Internet Software & Services)	32,171	328,466
Citrix Systems, Inc.* (Software)	16,632	1,482,410
Cornerstone OnDemand, Inc.* (Internet Software & Services)	14,786	638,607
E*TRADE Financial Corp.* (Capital Markets)	41,601	1,043,353
EarthLink Holdings Corp. (Internet Software & Services)	57,308	388,548
eBay, Inc.* (Internet Software & Services)	80,338	2,503,332
Ebix, Inc. (Software)	10,232	545,570
Endurance International Group Holdings, Inc.* (Internet Software & Services)	38,533	346,026
Expedia, Inc. (Internet & Catalog Retail)	12,986	1,514,817
Facebook, Inc.*—Class A (Internet Software & Services)	44,338	5,495,252
GoDaddy, Inc.* (Internet Software & Services)	16,338	488,833
Groupon, Inc.* (Internet & Catalog Retail)	153,540	740,063
IAC/InterActiveCorp (Internet Software & Services)	15,889	920,926
j2 Global, Inc. (Internet Software & Services)	11,111	742,659
Juniper Networks, Inc. (Communications Equipment)	49,833	1,130,711
LinkedIn Corp.*—Class A (Internet Software & Services)	11,663	2,247,810
Netflix, Inc.* (Internet & Catalog Retail)	24,795	2,262,544
NETGEAR, Inc.* (Communications Equipment)	11,700	601,731
NetSuite, Inc.* (Software)	8,977	977,146
Pandora Media, Inc.* (Internet Software & Services)	58,290	792,744
PayPal Holdings, Inc.* (IT Services)	64,349	2,396,357
Rackspace Hosting, Inc.* (Internet Software & Services)	28,237	661,593
salesforce.com, Inc.* (Software)	32,396	2,649,994
Sonus Networks, Inc.* (Communications Equipment)	34,741	299,467
TD Ameritrade Holding Corp. (Capital Markets)	37,377	1,134,766
TripAdvisor, Inc.* (Internet & Catalog Retail)	16,553	1,158,213
TrueCar, Inc.* (Internet Software & Services)	43,005	402,957
Twitter, Inc.* (Internet Software & Services)	81,824	1,361,551
Veeva Systems, Inc.*—Class A (Health Care Technology)	22,282	846,494
VeriSign, Inc.* (Internet Software & Services)	13,632	1,180,668
Vonage Holdings Corp.* (Diversified Telecommunication Services)	89,590	531,269
Web.com Group, Inc.* (Internet Software & Services)	24,492	461,919
Yahoo!, Inc.* (Internet Software & Services)	58,424	2,231,213
TOTAL COMMON STOCKS (Cost $31,789,287)		54,591,576

Repurchase Agreements(a)(b) (33.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $27,088,614	$27,088,000	$27,088,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,088,000)		27,088,000
TOTAL INVESTMENT SECURITIES (Cost $58,877,287)—100.0%		81,679,576
Net other assets (liabilities)—NM		(32,546)
NET ASSETS—100.0%		$81,647,030

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $13,956,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 181

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	8/23/16	0.95%	$35,236,537	$368,053
Dow Jones Internet Composite Index	UBS AG	8/23/16	0.80%	32,699,071	347,269
				$67,935,608	$715,322

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Capital Markets	$2,178,119	2.7%
Communications Equipment	2,702,631	3.3%
Diversified Telecommunication Services	531,269	0.7%
Health Care Technology	1,563,846	1.9%
Internet & Catalog Retail	11,137,551	13.6%
Internet Software & Services	28,426,683	34.8%
IT Services	2,396,357	2.9%
Software	5,655,120	6.9%
Other**	27,055,454	33.2%
Total	$81,647,030	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

182 :: Mobile Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (51.8%)

	Shares	Value
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	11,887	$1,367,005
Sprint Corp.* (Wireless Telecommunication Services)	75,241	461,980
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	8,964	282,276
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	26,468	1,226,527
TOTAL COMMON STOCKS (Cost $2,063,277)		3,337,788

Repurchase Agreements(a)(b) (52.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $3,394,077	$3,394,000	$3,394,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,394,000)		3,394,000
TOTAL INVESTMENT SECURITIES (Cost $5,457,277)—104.5%		6,731,788
Net other assets (liabilities)—(4.5)%		(286,843)
NET ASSETS—100.0%		$6,444,945

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $143,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	8/23/16	0.95%	$973,595	$39,557
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	8/23/16	0.80%	5,325,028	122,897
				$6,298,623	$162,454

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,367,005	21.2%
Wireless Telecommunication Services	1,970,783	30.6%
Other**	3,107,157	48.2%
Total	$6,444,945	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 183

Common Stocks (71.9%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,051	$875,261
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,208	110,208
Apache Corp. (Oil, Gas & Consumable Fuels)	11,903	624,908
Archrock, Inc. (Energy Equipment & Services)	2,190	19,513
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,834	19,587
Baker Hughes, Inc. (Energy Equipment & Services)	13,771	658,667
Bristow Group, Inc. (Energy Equipment & Services)	1,100	11,891
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	14,622	360,725
California Resources Corp.* (Oil, Gas & Consumable Fuels)	1,220	12,517
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,719	56,383
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,406	309,793
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	18,391	99,679
Chevron Corp. (Oil, Gas & Consumable Fuels)	59,267	6,073,681
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,982	357,900
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	10,572	15,752
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,099	509,096
ConocoPhillips (Oil, Gas & Consumable Fuels)	38,943	1,589,652
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,591	114,134
Core Laboratories N.V. (Energy Equipment & Services)	1,380	161,198
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	11,025	31,973
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	16,478	630,778
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	2,027	46,053
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,428	213,154
Dril-Quip, Inc.* (Energy Equipment & Services)	1,194	64,989
Energen Corp. (Oil, Gas & Consumable Fuels)	3,052	144,604
Ensco PLCADR—Class A (Energy Equipment & Services)	9,475	86,886
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	17,304	1,413,736
EQT Corp. (Oil, Gas & Consumable Fuels)	5,432	395,776
Exterran Corp.* (Energy Equipment & Services)	1,105	14,056
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	130,395	11,598,634
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,411	112,545
FMC Technologies, Inc.* (Energy Equipment & Services)	7,118	180,655
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,941	114,644
Halliburton Co. (Energy Equipment & Services)	27,021	1,179,737
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,397	210,512
Hess Corp. (Oil, Gas & Consumable Fuels)	8,289	444,705
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,528	140,522
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	57,543	1,169,849
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	26,655	363,574
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,661	656,277
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	5,090	139,619
Nabors Industries, Ltd. (Energy Equipment & Services)	8,865	79,785
National Oilwell Varco, Inc. (Energy Equipment & Services)	11,857	383,574
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	6,186	267,854
Noble Corp. PLC (Energy Equipment & Services)	7,648	56,442
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	13,477	481,398
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,674	43,122
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	24,017	1,794,789
Oceaneering International, Inc. (Energy Equipment & Services)	3,084	85,982
OGE Energy Corp. (Electric Utilities)	6,280	202,028
Oil States International, Inc.* (Energy Equipment & Services)	1,615	49,936
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,607	295,928
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,634	89,853
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	3,076	68,718
Phillips 66 (Oil, Gas & Consumable Fuels)	14,709	1,118,767
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,143	836,098
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	7,393	134,553
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,338	215,175
Rowan Cos. PLC—Class A (Energy Equipment & Services)	3,945	60,122
Schlumberger, Ltd. (Energy Equipment & Services)	43,695	3,518,321
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,625	47,060
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,141	58,085
SolarCity Corp.* (Electrical Equipment)	1,886	50,356
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	14,884	217,009
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	21,516	773,931
Superior Energy Services, Inc. (Energy Equipment & Services)	4,761	76,033
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,050	188,163
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,486	9,213

See accompanying notes to the financial statements.

184 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Tesoro Corp. (Oil, Gas & Consumable Fuels)	3,773	$287,314
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	21,478	514,828
Transocean, Ltd. (Energy Equipment & Services)	10,795	118,637
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,997	68,837
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	14,773	772,332
Weatherford International PLC* (Energy Equipment & Services)	28,166	159,983
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	2,523	52,605
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6,600	48,642
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,227	106,005
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,718	87,093
TOTAL COMMON STOCKS (Cost $35,553,840)		44,752,394

Repurchase Agreements(a)(b) (29.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $18,479,419	$18,479,000	$18,479,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,479,000)		18,479,000
TOTAL INVESTMENT SECURITIES (Cost $54,032,840)—101.6%		63,231,394
Net other assets (liabilities)—(1.6)%		(995,546)
NET ASSETS—100.0%		$62,235,848

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $10,919,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/16	0.95%	$23,332,574	$(10,495)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/16	0.80%	25,298,386	5,025
				$48,630,960	$(5,470)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Electric Utilities	$202,028	0.3%
Electrical Equipment	50,356	0.1%
Energy Equipment & Services	7,401,249	11.9%
Oil, Gas & Consumable Fuels	36,986,216	59.4%
Semiconductors & Semiconductor Equipment	112,545	0.2%
Other**	17,483,454	28.1%
Total	$62,235,848	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Oil Equipment, Services & Distribution UltraSector ProFund :: 185

Common Stocks (68.6%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	1,788	$15,931
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,501	16,031
Baker Hughes, Inc. (Energy Equipment & Services)	11,259	538,518
Bristow Group, Inc. (Energy Equipment & Services)	898	9,707
Core Laboratories N.V. (Energy Equipment & Services)	1,127	131,645
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	1,653	37,556
Dril-Quip, Inc.* (Energy Equipment & Services)	972	52,906
Ensco PLCADR—Class A (Energy Equipment & Services)	7,748	71,049
Exterran Corp.* (Energy Equipment & Services)	903	11,486
FMC Technologies, Inc.* (Energy Equipment & Services)	5,822	147,762
Halliburton Co. (Energy Equipment & Services)	22,085	964,232
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,772	171,781
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	47,035	956,222
Nabors Industries, Ltd. (Energy Equipment & Services)	7,245	65,205
National Oilwell Varco, Inc. (Energy Equipment & Services)	9,687	313,374
Noble Corp. PLC (Energy Equipment & Services)	6,253	46,147
Oceaneering International, Inc. (Energy Equipment & Services)	2,523	70,341
OGE Energy Corp. (Electric Utilities)	5,136	165,225
Oil States International, Inc.* (Energy Equipment & Services)	1,317	40,722
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,397	241,732
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,792	73,527
Rowan Cos. PLC—Class A (Energy Equipment & Services)	3,230	49,225
Schlumberger, Ltd. (Energy Equipment & Services)	35,717	2,875,934
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,322	38,285
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	17,588	632,640
Superior Energy Services, Inc. (Energy Equipment & Services)	3,895	62,203
Teekay Corp. (Oil, Gas & Consumable Fuels)	1,212	7,514
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	17,555	420,793
Transocean, Ltd. (Energy Equipment & Services)	8,822	96,954
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,636	56,393
Weatherford International PLC* (Energy Equipment & Services)	23,024	130,776
TOTAL COMMON STOCKS (Cost $6,240,203)		8,511,816

Repurchase Agreements(a)(b) (30.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $3,830,087	$3,830,000	$3,830,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,830,000)		3,830,000
TOTAL INVESTMENT SECURITIES (Cost $10,070,203)—99.5%		12,341,816
Net other assets (liabilities)—0.5%		67,852
NET ASSETS—100.0%		$12,409,668

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,117,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	8/23/16	0.95%	$4,426,677	$18,274
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	8/23/16	0.80%	5,683,215	37,511
				$10,109,892	$55,785

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

186 :: Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Electric Utilities	$165,225	1.3%
Energy Equipment & Services	6,049,405	48.8%
Oil, Gas & Consumable Fuels	2,297,186	18.5%
Other**	3,897,852	31.4%
Total	$12,409,668	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 187

Common Stocks (55.8%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	672	$23,003
Allergan PLC* (Pharmaceuticals)	3,160	799,322
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,331	997,292
Catalent, Inc.* (Pharmaceuticals)	850	21,709
Eli Lilly & Co. (Pharmaceuticals)	7,757	642,978
Endo International PLC* (Pharmaceuticals)	1,640	28,470
Horizon Pharma PLC* (Pharmaceuticals)	1,172	22,608
Impax Laboratories, Inc.* (Pharmaceuticals)	552	17,344
Innoviva, Inc. (Pharmaceuticals)	629	8,095
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	482	72,768
Johnson & Johnson (Pharmaceuticals)	21,949	2,748,673
Mallinckrodt PLC* (Pharmaceuticals)	870	58,586
Merck & Co., Inc. (Pharmaceuticals)	22,099	1,296,327
Mylan N.V.* (Pharmaceuticals)	3,413	159,694
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	292	10,585
Perrigo Co. PLC (Pharmaceuticals)	1,146	104,733
Pfizer, Inc. (Pharmaceuticals)	48,409	1,785,808
Zoetis, Inc. (Pharmaceuticals)	3,647	184,064
TOTAL COMMON STOCKS (Cost $4,935,966)		8,982,059

Repurchase Agreements(a)(b) (34.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $5,497,125	$5,497,000	$5,497,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,497,000)		5,497,000
TOTAL INVESTMENT SECURITIES (Cost $10,432,966)—89.9%		14,479,059
Net other assets (liabilities)—10.1%		1,619,663
NET ASSETS—100.0%		$16,098,722

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,333,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	8/23/16	0.95%	$7,319,763	$18,431
Dow Jones U.S. Pharmaceuticals Index	UBS AG	8/23/16	0.80%	7,849,390	29,648
				$15,169,153	$48,079

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Pharmaceuticals	$8,982,059	55.8%
Other**	7,116,663	44.2%
Total	$16,098,722	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

188 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (67.9%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	48,860	$2,840,720
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	88,770	1,944,951
Barrick Gold Corp.ADR (Metals & Mining)	257,151	5,621,321
Coeur Mining, Inc.* (Metals & Mining)	32,615	499,662
Companhia de Minas Buenaventura S.A.A.*ADR (Metals & Mining)	40,719	596,533
Eldorado Gold Corp. (Metals & Mining)	158,157	646,862
Franco-Nevada Corp. (Metals & Mining)	39,226	3,021,579
Gold Fields, Ltd.ADR (Metals & Mining)	163,185	1,013,379
Goldcorp, Inc. (Metals & Mining)	183,680	3,284,198
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	81,728	373,497
Hecla Mining Co. (Metals & Mining)	84,759	550,086
Kinross Gold Corp.* (Metals & Mining)	274,554	1,419,444
New Gold, Inc.* (Metals & Mining)	112,608	585,562
Newmont Mining Corp. (Metals & Mining)	117,102	5,152,488
Pan American Silver Corp. (Metals & Mining)	33,587	654,947
Randgold Resources, Ltd.ADR (Metals & Mining)	20,233	2,379,603
Royal Gold, Inc. (Metals & Mining)	14,448	1,221,434
Sibanye Gold, Ltd.ADR (Metals & Mining)	36,369	678,282
Silver Wheaton Corp. (Metals & Mining)	97,107	2,706,372
Stillwater Mining Co.* (Metals & Mining)	26,757	409,382
Tahoe Resources, Inc. (Metals & Mining)	66,149	1,029,278
Yamana Gold, Inc. (Metals & Mining)	208,997	1,193,373
TOTAL COMMON STOCKS (Cost $20,859,091)		37,822,953

Repurchase Agreements(a)(b) (25.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $14,054,319	$14,054,000	$14,054,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,054,000)		14,054,000
TOTAL INVESTMENT SECURITIES (Cost $34,913,091)—93.1%		51,876,953
Net other assets (liabilities)—6.9%		3,841,966
NET ASSETS—100.0%		$55,718,919

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $7,877,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/16	0.95%	$26,175,509	$1,788,566
Dow Jones Precious Metals Index	UBS AG	8/23/16	1.20%	19,659,222	1,676,076
				$45,834,731	$3,464,642

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Metals & Mining	$37,822,953	67.9%
Other**	17,895,966	32.1%
Total	$55,718,919	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 189

Common Stocks (71.5%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate Management & Development)	2,268	$89,359
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	3,693	414,724
American Campus Communities, Inc. (Real Estate Investment Trusts)	6,861	370,974
American Capital Agency Corp. (Real Estate Investment Trusts)	17,011	333,245
American Homes 4 Rent—Class A (Real Estate Investment Trusts)	9,124	197,991
American Tower Corp. (Real Estate Investment Trusts)	21,882	2,533,278
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	52,595	577,493
Apartment Investment & Management Co.—Class A (Real Estate Investment Trusts)	7,946	365,278
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	7,910	161,127
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	7,065	1,311,617
Blackstone Mortgage Trust, Inc.— Class A (Real Estate Investment Trusts)	4,882	141,627
Boston Properties, Inc. (Real Estate Investment Trusts)	7,855	1,116,431
Brandywine Realty Trust (Real Estate Investment Trusts)	9,085	153,264
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	11,767	334,183
Camden Property Trust (Real Estate Investment Trusts)	4,382	392,583
Care Capital Properties, Inc. (Real Estate Investment Trusts)	4,289	126,869
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	7,806	95,936
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	14,952	425,384
Chimera Investment Corp. (Real Estate Investment Trusts)	9,761	163,790
Colony Capital, Inc.—Class A (Real Estate Investment Trusts)	5,774	102,662
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	6,359	154,524
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	7,050	219,114
Corporate Office Properties Trust (Real Estate Investment Trusts)	4,904	146,924
Corrections Corp. of America (Real Estate Investment Trusts)	6,177	197,973
Cousins Properties, Inc. (Real Estate Investment Trusts)	10,411	110,773
Crown Castle International Corp. (Real Estate Investment Trusts)	17,480	1,696,084
CubeSmart (Real Estate Investment Trusts)	9,161	272,173
CYS Investments, Inc. (Real Estate Investment Trusts)	7,792	69,738
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	4,429	222,424
DDR Corp. (Real Estate Investment Trusts)	15,701	309,938
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	10,449	102,609
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	7,648	798,910
Douglas Emmett, Inc. (Real Estate Investment Trusts)	7,164	272,519
Duke Realty Corp. (Real Estate Investment Trusts)	17,755	511,166
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	3,710	177,449
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,557	114,626
EPR Properties (Real Estate Investment Trusts)	3,381	284,072
Equinix, Inc. (Real Estate Investment Trusts)	3,604	1,343,823
Equity Commonwealth* (Real Estate Investment Trusts)	6,422	192,773
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	4,180	343,763
Equity Residential (Real Estate Investment Trusts)	18,929	1,286,983
Essex Property Trust, Inc. (Real Estate Investment Trusts)	3,437	803,846
Extra Space Storage, Inc. (Real Estate Investment Trusts)	6,412	551,560
Federal Realty Investment Trust (Real Estate Investment Trusts)	3,603	611,429
Forest City Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	11,306	267,387
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	3,350	72,729
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	9,828	352,137
General Growth Properties, Inc. (Real Estate Investment Trusts)	30,171	963,963
HCP, Inc. (Real Estate Investment Trusts)	24,044	943,246
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	5,802	209,800
Healthcare Trust of America, Inc.— Class A (Real Estate Investment Trusts)	7,049	240,018
Highwoods Properties, Inc. (Real Estate Investment Trusts)	4,988	277,931
Hospitality Properties Trust (Real Estate Investment Trusts)	7,792	248,643
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	38,643	685,527
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	5,708	82,195
Iron Mountain, Inc. (Real Estate Investment Trusts)	12,188	502,267
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	2,240	245,213
Kilroy Realty Corp. (Real Estate Investment Trusts)	4,829	353,531
Kimco Realty Corp. (Real Estate Investment Trusts)	21,733	697,629
Kite Realty Group Trust (Real Estate Investment Trusts)	4,271	129,881
Lamar Advertising Co.—Class A (Real Estate Investment Trusts)	4,243	287,930
LaSalle Hotel Properties (Real Estate Investment Trusts)	5,753	158,495

See accompanying notes to the financial statements.

190 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Lexington Realty Trust (Real Estate Investment Trusts)	10,773	$117,103
Liberty Property Trust (Real Estate Investment Trusts)	7,642	316,226
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	4,752	134,006
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	12,153	190,802
MFA Financial, Inc. (Real Estate Investment Trusts)	19,098	143,617
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	4,033	427,579
National Retail Properties, Inc. (Real Estate Investment Trusts)	7,564	402,102
New Residential Investment Corp. (Real Estate Investment Trusts)	11,929	163,069
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	3,002	27,769
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	9,252	123,977
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	8,508	293,526
Outfront Media, Inc. (Real Estate Investment Trusts)	7,088	164,938
Paramount Group, Inc. (Real Estate Investment Trusts)	8,591	151,459
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	3,638	107,867
Piedmont Office Realty Trust, Inc.—Class A (Real Estate Investment Trusts)	7,597	166,678
Post Properties, Inc. (Real Estate Investment Trusts)	2,784	177,035
Potlatch Corp. (Real Estate Investment Trusts)	2,106	80,555
Prologis, Inc. (Real Estate Investment Trusts)	26,973	1,469,759
Public Storage (Real Estate Investment Trusts)	7,665	1,831,322
Rayonier, Inc. (Real Estate Investment Trusts)	6,331	172,330
Realogy Holdings Corp.* (Real Estate Management & Development)	7,624	236,268
Realty Income Corp. (Real Estate Investment Trusts)	13,333	952,910
Redwood Trust, Inc. (Real Estate Investment Trusts)	4,077	58,179
Regency Centers Corp. (Real Estate Investment Trusts)	5,294	449,619
Retail Properties of America, Inc. (Real Estate Investment Trusts)	12,137	213,975
RLJ Lodging Trust (Real Estate Investment Trusts)	6,400	151,936
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	2,706	152,185
Senior Housing Properties Trust (Real Estate Investment Trusts)	12,141	269,652
Simon Property Group, Inc. (Real Estate Investment Trusts)	16,066	3,647,624
SL Green Realty Corp. (Real Estate Investment Trusts)	5,074	597,819
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	2,277	233,096
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	24,715	337,854
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	12,147	264,805
Sun Communities, Inc. (Real Estate Investment Trusts)	3,224	255,180
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	11,352	150,982
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	4,916	205,194
Taubman Centers, Inc. (Real Estate Investment Trusts)	2,992	242,113
The GEO Group, Inc. (Real Estate Investment Trusts)	3,696	127,919
The Howard Hughes Corp.* (Real Estate Management & Development)	1,958	233,903
The Macerich Co. (Real Estate Investment Trusts)	6,443	574,973
The RMR Group, Inc.—Class A (Real Estate Management & Development)	6	204
The St Joe Co.* (Real Estate Management & Development)	3,707	68,320
Two Harbors Investment Corp. (Real Estate Investment Trusts)	17,804	155,785
UDR, Inc. (Real Estate Investment Trusts)	13,912	517,944
Urban Edge Properties (Real Estate Investment Trusts)	4,837	144,675
Ventas, Inc. (Real Estate Investment Trusts)	17,518	1,334,171
VEREIT, Inc. (Real Estate Investment Trusts)	46,615	515,562
Vornado Realty Trust (Real Estate Investment Trusts)	9,158	983,569
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	3,665	125,673
Weingarten Realty Investors (Real Estate Investment Trusts)	5,826	251,625
Welltower, Inc. (Real Estate Investment Trusts)	18,381	1,458,165
Weyerhaeuser Co. (Real Estate Investment Trusts)	38,636	1,264,170
WP Carey, Inc. (Real Estate Investment Trusts)	4,992	362,669
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	9,687	122,831
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	5,598	100,540
TOTAL COMMON STOCKS (Cost $38,643,419)		50,345,338

Repurchase Agreements(a)(b) (27.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $19,435,440	$19,435,000	$19,435,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,435,000)		19,435,000
TOTAL INVESTMENT SECURITIES (Cost $58,078,419)—99.1%		69,780,338
Net other assets (liabilities)—0.9%		628,872
NET ASSETS—100.0%		$70,409,210

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 191

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $10,973,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/16	0.95%	$21,978,622	$129,220
Dow Jones U.S. Real Estate Index	UBS AG	8/23/16	0.80%	33,298,910	206,102
				$55,277,532	$335,322

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Real Estate Investment Trusts	$49,046,687	69.7%
Real Estate Management & Development	1,298,651	1.8%
Other**	20,063,872	28.5%
Total	$70,409,210	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

192 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (72.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	14,333	$98,324
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	6,911	441,129
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	24,214	636,586
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	8,288	1,342,490
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,263	58,944
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,267	64,836
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,992	81,387
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,506	49,468
Infinera Corp.* (Communications Equipment)	3,234	28,330
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,871	63,133
Intel Corp. (Semiconductors & Semiconductor Equipment)	105,263	3,669,469
InterDigital, Inc. (Communications Equipment)	849	50,133
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	3,493	264,455
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,563	319,851
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	5,230	313,748
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	10,549	123,951
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	6,272	255,772
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,787	266,349
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	23,046	316,652
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,498	97,422
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	11,209	640,034
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	9,306	93,339
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,760	174,515
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	32,663	2,044,051
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,408	35,791
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	926	49,337
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,341	286,593
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	890	46,236
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,576	90,376
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	22,449	1,565,818
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	5,716	291,973
TOTAL COMMON STOCKS (Cost $11,008,625)		13,860,492

Repurchase Agreements(a)(b) (24.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $4,707,107	$4,707,000	$4,707,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,707,000)		4,707,000
TOTAL INVESTMENT SECURITIES (Cost $15,715,625)—97.6%		18,567,492
Net other assets (liabilities)—2.4%		449,029
NET ASSETS—100.0%		$19,016,521

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,142,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/16	0.95%	$9,674,639	$84,079
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/16	0.80%	4,959,427	87,434
				$14,634,066	$171,513

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 193

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Communications Equipment	$78,463	0.3%
Semiconductors & Semiconductor Equipment	13,782,029	72.5%
Other**	5,156,029	27.2%
Total	$19,016,521	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

194 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (70.6%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	233	$3,120
ACI Worldwide, Inc.* (Software)	255	5,052
Adobe Systems, Inc.* (Software)	1,093	106,961
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,405	9,638
Akamai Technologies, Inc.* (Internet Software & Services)	384	19,404
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	409	5,775
Alphabet, Inc.*—Class A (Internet Software & Services)	642	508,040
Alphabet, Inc.*—Class C (Internet Software & Services)	646	496,638
Amdocs, Ltd. (IT Services)	329	19,201
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	672	42,894
ANSYS, Inc.* (Software)	192	17,157
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,972	1,247,601
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,381	62,596
Arista Networks, Inc.* (Communications Equipment)	78	5,559
ARRIS International PLC* (Communications Equipment)	382	10,406
Aspen Technology, Inc.* (Software)	179	7,498
athenahealth, Inc.* (Health Care Technology)	86	10,990
Autodesk, Inc.* (Software)	491	29,190
Blackbaud, Inc. (Software)	104	6,952
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	811	131,366
Brocade Communications Systems, Inc. (Communications Equipment)	1,020	9,486
CA, Inc. (Software)	647	22,419
CACI International, Inc.*—Class A (IT Services)	53	5,052
Cadence Design Systems, Inc.* (Software)	658	15,825
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,834
CDK Global, Inc. (Software)	340	19,649
CDW Corp. (Electronic Equipment, Instruments & Components)	322	13,823
Cerner Corp.* (Health Care Technology)	658	41,053
Ciena Corp.* (Communications Equipment)	283	5,431
Cisco Systems, Inc. (Communications Equipment)	10,994	335,646
Citrix Systems, Inc.* (Software)	339	30,215
Cognizant Technology Solutions Corp.* (IT Services)	1,324	76,118
CommerceHub, Inc.* (Internet Software & Services)	59	826
CommerceHub, Inc.* (Internet Software & Services)	30	423
CommScope Holding Co., Inc.* (Communications Equipment)	323	9,674
CommVault Systems, Inc.* (Software)	90	4,657
Computer Sciences Corp. (IT Services)	303	14,492
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,350	52,217
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	220	6,292
CSRA, Inc. (IT Services)	300	8,076
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	681	7,927
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	142	4,010
DST Systems, Inc. (IT Services)	68	8,386
eBay, Inc.* (Internet Software & Services)	2,310	71,980
EchoStar Corp.* (Communications Equipment)	101	3,934
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	103	4,562
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,269	120,727
EPAM Systems, Inc.* (IT Services)	93	6,532
F5 Networks, Inc.* (Communications Equipment)	146	18,019
Facebook, Inc.*—Class A (Internet Software & Services)	5,053	626,269
Fair Isaac Corp. (Software)	68	8,612
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	248	4,896
Finisar Corp.* (Communications Equipment)	235	4,409
FireEye, Inc.* (Software)	324	5,644
Fortinet, Inc.* (Software)	319	11,066
Garmin, Ltd. (Household Durables)	256	13,908
Gartner, Inc.* (IT Services)	180	18,045
Guidewire Software, Inc.* (Software)	157	9,651
Harris Corp. (Communications Equipment)	273	23,647
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,632	76,345
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,739	52,383
IAC/InterActiveCorp (Internet Software & Services)	169	9,795
IMS Health Holdings, Inc.* (Health Care Technology)	324	9,726
Infinera Corp.* (Communications Equipment)	309	2,707
Ingram Micro, Inc.—Class A (Electronic Equipment, Instruments & Components)	324	11,094
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	292	6,421
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,321	359,790
InterDigital, Inc. (Communications Equipment)	76	4,488
International Business Machines Corp. (IT Services)	1,930	309,998
Intuit, Inc. (Software)	559	62,043
j2 Global, Inc. (Internet Software & Services)	101	6,751
Juniper Networks, Inc. (Communications Equipment)	772	17,517
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	340	25,741
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	349	31,330
Leidos Holdings, Inc. (IT Services)	141	7,051
Lexmark International, Inc.—Class A (Technology Hardware, Storage & Peripherals)	137	5,024
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	523	31,375

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 195

Common Stocks, continued

	Shares	Value
Lumentum Holdings, Inc.* (Communications Equipment)	104	$3,146
Manhattan Associates, Inc.* (Software)	158	9,172
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,030	12,103
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	621	25,324
Medidata Solutions, Inc.* (Health Care Technology)	125	6,644
Mentor Graphics Corp. (Software)	220	4,699
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	470	26,151
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,267	31,149
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	247	9,633
Microsoft Corp. (Software)	17,181	973,819
Motorola Solutions, Inc. (Communications Equipment)	347	24,074
NCR Corp.* (Technology Hardware, Storage & Peripherals)	271	8,935
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	632	16,653
NetScout Systems, Inc.* (Communications Equipment)	205	5,736
NetSuite, Inc.* (Software)	83	9,035
Nuance Communications, Inc.* (Software)	488	7,842
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,109	63,324
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	907	9,097
Oracle Corp. (Software)	6,803	279,195
Palo Alto Networks, Inc.* (Communications Equipment)	166	21,728
Pandora Media, Inc.* (Internet Software & Services)	470	6,392
Pitney Bowes, Inc. (Commercial Services & Supplies)	412	7,956
Plantronics, Inc. (Communications Equipment)	73	3,522
Polycom, Inc.* (Communications Equipment)	296	3,667
Proofpoint, Inc.* (Software)	91	6,904
PTC, Inc.* (Software)	251	9,972
Qlik Technologies, Inc.* (Software)	205	6,191
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	279	17,641
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,211	200,944
Rackspace Hosting, Inc.* (Internet Software & Services)	234	5,483
Red Hat, Inc.* (Software)	397	29,890
salesforce.com, Inc.* (Software)	1,392	113,866
Science Applications International Corp. (IT Services)	90	5,468
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	652	20,884
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	143	3,635
ServiceNow, Inc.* (Software)	335	25,098
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	85	4,529
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	416	27,464
Splunk, Inc.* (Software)	290	18,137
SS&C Technologies Holdings, Inc. (Software)	350	11,277
Symantec Corp. (Software)	1,338	27,335
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	81	4,208
Synopsys, Inc.* (Software)	332	17,981
Tableau Software, Inc.*—Class A (Software)	120	6,781
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	77	6,001
Teradata Corp.* (IT Services)	284	8,060
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	444	8,769
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,195	153,101
The Ultimate Software Group, Inc.* (Software)	63	13,173
Twitter, Inc.* (Internet Software & Services)	1,335	22,214
Tyler Technologies, Inc.* (Software)	71	11,574
Vantiv, Inc.* (IT Services)	342	18,731
Verint Systems, Inc.* (Software)	136	4,797
VeriSign, Inc.* (Internet Software & Services)	209	18,101
ViaSat, Inc.* (Communications Equipment)	98	7,235
Viavi Solutions, Inc.* (Communications Equipment)	508	3,622
VMware, Inc.*—Class A (Software)	174	12,699
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	615	29,219
Workday, Inc.* (Software)	258	21,502
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	555	28,349
Yahoo!, Inc.* (Internet Software & Services)	1,910	72,943
Zillow Group, Inc.*—Class A (Internet Software & Services)	98	3,862
Zillow Group, Inc.*—Class C (Internet Software & Services)	229	8,988
TOTAL COMMON STOCKS (Cost $3,341,499)		8,010,673

Repurchase Agreements(a)(b) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $3,156,072	$3,156,000	$3,156,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,156,000)		3,156,000
TOTAL INVESTMENT SECURITIES (Cost $6,497,499)—98.5%		11,166,673
Net other assets (liabilities)—1.5%		165,085
NET ASSETS—100.0%		$11,331,758

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $1,860,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

196 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	8/23/16	0.95%	$4,689,857	$80,352
Dow Jones U.S. Technology Index	UBS AG	8/23/16	0.80%	4,278,521	84,805
				$8,968,378	$165,157

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Commercial Services & Supplies	$7,956	0.1%
Communications Equipment	523,653	4.6%
Electronic Equipment, Instruments & Components	83,135	0.7%
Health Care Technology	74,188	0.7%
Household Durables	13,908	0.1%
Internet Software & Services	1,878,109	16.6%
IT Services	505,210	4.5%
Semiconductors & Semiconductor Equipment	1,351,521	11.9%
Software	1,983,530	17.4%
Technology Hardware, Storage & Peripherals	1,589,463	14.0%
Other**	3,321,085	29.4%
Total	$11,331,758	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 197

Common Stocks (51.3%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	648,624	$28,078,933
CenturyLink, Inc. (Diversified Telecommunication Services)	57,712	1,814,465
Frontier Communications Corp. (Diversified Telecommunication Services)	123,526	642,335
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	30,532	1,544,919
SBA Communications Corp.*—Class A (Diversified Telecommunication Services)	13,253	1,524,095
Sprint Corp.* (Wireless Telecommunication Services)	83,930	515,330
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	9,920	312,381
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	29,532	1,368,513
Verizon Communications, Inc. (Diversified Telecommunication Services)	429,370	23,791,392
TOTAL COMMON STOCKS (Cost $52,873,149)		59,592,363

Repurchase Agreements(a)(b) (34.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $40,613,920	$40,613,000	$40,613,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,613,000)		40,613,000
TOTAL INVESTMENT SECURITIES (Cost $93,486,149)—86.2%		100,205,363
Net other assets (liabilities)—13.8%		16,072,643
NET ASSETS—100.0%		$116,278,006

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $24,377,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	8/23/16	0.95%	$63,932,547	$(39,842)
Dow Jones U.S. Telecommunications Index	UBS AG	8/23/16	0.80%	51,033,282	(15,042)
				$114,965,829	$(54,884)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Diversified Telecommunication Services	$57,396,139	49.4%
Wireless Telecommunication Services	2,196,224	1.9%
Other**	56,685,643	48.7%
Total	$116,278,006	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

198 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (71.3%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	3,324	$212,237
Alliant Energy Corp. (Electric Utilities)	15,969	642,752
Ameren Corp. (Multi-Utilities)	16,996	891,270
American Electric Power Co., Inc. (Electric Utilities)	34,447	2,387,177
American Water Works Co., Inc. (Water Utilities)	12,539	1,035,471
Aqua America, Inc. (Water Utilities)	12,524	433,831
Atmos Energy Corp. (Gas Utilities)	7,224	576,402
Avista Corp. (Multi-Utilities)	4,398	191,313
Black Hills Corp. (Multi-Utilities)	3,503	220,864
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	23,225	319,112
CenterPoint Energy, Inc. (Multi-Utilities)	30,134	720,805
CMS Energy Corp. (Multi-Utilities)	19,487	880,423
Consolidated Edison, Inc. (Multi-Utilities)	21,336	1,708,587
Dominion Resources, Inc. (Multi-Utilities)	38,191	2,979,662
DTE Energy Co. (Multi-Utilities)	12,598	1,228,557
Duke Energy Corp. (Electric Utilities)	48,411	4,143,497
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	7,667	116,002
Edison International (Electric Utilities)	22,822	1,765,966
El Paso Electric Co. (Electric Utilities)	2,876	137,128
Entergy Corp. (Electric Utilities)	12,574	1,023,398
Eversource Energy (Electric Utilities)	22,280	1,303,157
Exelon Corp. (Electric Utilities)	64,826	2,416,713
FirstEnergy Corp. (Electric Utilities)	29,933	1,045,260
Great Plains Energy, Inc. (Electric Utilities)	10,749	320,105
Hawaiian Electric Industries, Inc. (Electric Utilities)	7,666	238,029
IDACORP, Inc. (Electric Utilities)	3,463	279,984
ITC Holdings Corp. (Electric Utilities)	10,692	494,505
National Fuel Gas Co. (Gas Utilities)	5,886	332,618
New Jersey Resources Corp. (Gas Utilities)	5,924	220,610
NextEra Energy, Inc. (Electric Utilities)	32,432	4,160,700
NiSource, Inc. (Multi-Utilities)	22,677	581,892
NorthWestern Corp. (Multi-Utilities)	3,388	205,787
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	22,202	307,276
ONE Gas, Inc. (Gas Utilities)	3,773	245,094
PG&E Corp. (Electric Utilities)	34,857	2,228,757
Piedmont Natural Gas Co., Inc. (Gas Utilities)	5,755	344,149
Pinnacle West Capital Corp. (Electric Utilities)	7,777	613,372
PNM Resources, Inc. (Electric Utilities)	5,707	196,093
Portland General Electric Co. (Electric Utilities)	6,271	273,855
PPL Corp. (Electric Utilities)	47,505	1,791,414
Public Service Enterprise Group, Inc. (Multi-Utilities)	35,443	1,630,732
Questar Corp. (Gas Utilities)	12,211	307,351
SCANA Corp. (Multi-Utilities)	10,107	757,419
Sempra Energy (Multi-Utilities)	16,555	1,852,173
South Jersey Industries, Inc. (Gas Utilities)	5,701	181,748
Southwest Gas Corp. (Gas Utilities)	3,363	260,633
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	4,434	60,302
The AES Corp. (Independent Power and Renewable Electricity Producers)	46,395	572,978
The Southern Co. (Electric Utilities)	65,895	3,525,383
UGI Corp. (Gas Utilities)	12,118	548,461
Vectren Corp. (Multi-Utilities)	5,814	300,758
WEC Energy Group, Inc. (Multi-Utilities)	22,227	1,442,755
Westar Energy, Inc. (Electric Utilities)	10,065	559,312
WGL Holdings, Inc. (Gas Utilities)	3,461	245,004
Xcel Energy, Inc. (Electric Utilities)	35,762	1,572,813
TOTAL COMMON STOCKS (Cost $47,551,458)		53,031,646

Repurchase Agreements(a)(b) (30.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $22,293,505	$22,293,000	$22,293,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,293,000)		22,293,000
TOTAL INVESTMENT SECURITIES (Cost $69,844,458)—101.3%		75,324,646
Net other assets (liabilities)—(1.3)%		(954,583)
NET ASSETS—100.0%		$74,370,063

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $13,301,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	8/23/16	0.95%	$24,680,831	$(455,008)
Dow Jones U.S. Utilities Index	UBS AG	8/23/16	0.80%	33,608,018	(334,918)
				$58,288,849	$(789,926)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 199

Utilities UltraSector ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Electric Utilities	$31,331,607	42.1%
Gas Utilities	3,262,070	4.4%
Independent Power and Renewable Electricity Producers	1,375,670	1.8%
Multi-Utilities	15,592,997	21.0%
Water Utilities	1,469,302	2.0%
Other**	21,338,417	28.7%
Total	$74,370,063	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

200 :: Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (82.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $2,630,060	$2,630,000	$2,630,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,630,000)		2,630,000
TOTAL INVESTMENT SECURITIES (Cost $2,630,000)—82.1%		2,630,000
Net other assets (liabilities)—17.9%		575,163
NET ASSETS—100.0%		$3,205,163

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $696,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	8/23/16	(0.60)%	$(1,811,004)	$(3,720)
Dow Jones U.S. Oil & Gas Index	UBS AG	8/23/16	(0.20)%	(1,391,282)	(326)
				$(3,202,286)	$(4,046)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 201

Repurchase Agreements(a)(b) (56.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $11,061,251	$11,061,000	$11,061,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,061,000)		11,061,000
TOTAL INVESTMENT SECURITIES (Cost $11,061,000)—56.6%		11,061,000
Net other assets (liabilities)—43.4%		8,470,124
NET ASSETS—100.0%		$19,531,124

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,837,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/16	(0.35)%	$(10,257,838)	$(506,818)
Dow Jones Precious Metals Index	UBS AG	8/23/16	(0.20)%	(9,250,810)	(398,111)
				$(19,508,648)	$(904,929)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

202 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (95.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $1,213,027	$1,213,000	$1,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,213,000)		1,213,000
TOTAL INVESTMENT SECURITIES (Cost $1,213,000)—95.0%		1,213,000
Net other assets (liabilities)—5.0%		63,334
NET ASSETS—100.0%		$1,276,334

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $312,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	8/23/16	(0.60)%	$(723,241)	$(4,639)
Dow Jones U.S. Real Estate Index	UBS AG	8/23/16	(0.20)%	(553,792)	(3,521)
				$(1,277,033)	$(8,160)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 203

U.S. Treasury Obligation (17.1%)

	Principal Amount	Value
U.S. Treasury Bonds, 2.50%, 5/15/46	$6,420,000	$6,862,880
TOTAL U.S. TREASURY OBLIGATION (Cost $6,310,169)		6,862,880

Repurchase Agreements(a)(b) (316.6%)
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $126,623,870	126,621,000	126,621,000
TOTAL REPURCHASE AGREEMENTS (Cost $126,621,000)		126,621,000
TOTAL INVESTMENT SECURITIES (Cost $132,931,169)—333.7%		133,483,880
Net other assets (liabilities)—(233.7)%(c)		(93,484,413)
NET ASSETS—100.0%		$39,999,467

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $1,276,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Amount includes $94,331,179 of net capital shares payable as of July 31, 2016.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Citibank North America	8/8/16	0.15%	$35,917,875	$959,981
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Societe’ Generale	8/8/16	0.20%	6,948,398	(54,514)
				$42,866,273	$905,467

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

204 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (105.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $9,846,223	$9,846,000	$9,846,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,846,000)		9,846,000
TOTAL INVESTMENT SECURITIES (Cost $9,846,000)—105.6%		9,846,000
Net other assets (liabilities)—(5.6)%		(523,313)
NET ASSETS—100.0%		$9,322,687

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $114,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 1.63% due on 5/15/26	Citibank North America	8/8/16	(0.35)%	$(2,031,094)	$16,750
10-Year U.S. Treasury Note, 1.63% due on 5/15/26	Societe’ Generale	8/8/16	(0.46)%	(7,311,938)	47,899
				$(9,343,032)	$64,649

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 205

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $36,034,817	$36,034,000	$36,034,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,034,000)		36,034,000
TOTAL INVESTMENT SECURITIES (Cost $36,034,000)—97.2%		36,034,000
Net other assets (liabilities)—2.8%		1,042,942
NET ASSETS—100.0%		$37,076,942

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $870,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Citibank North America	8/8/16	(0.45)%	$(34,314,398)	$(785,157)
30-Year U.S. Treasury Bond, 2.50% due on 5/15/46	Societe’ Generale	8/8/16	(0.64)%	(11,758,828)	95,886
				$(46,073,226)	$(689,271)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to the financial statements.

206 :: Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (101.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $46,803,061	$46,802,000	$46,802,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,802,000)		46,802,000
TOTAL INVESTMENT SECURITIES (Cost $46,802,000)—101.5%		46,802,000
Net other assets (liabilities)—(1.5)%		(704,716)
NET ASSETS—100.0%		$46,097,284

(a)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2016, the aggregate amount held in a segregated account was $5,199,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 207

At July 31, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/5/16	2,274,268	$2,953,789	$3,009,552	$(55,763)
Canadian dollar vs. U.S. dollar	8/5/16	3,587,797	2,746,148	2,748,326	(2,178)
Euro vs. U.S. dollar	8/5/16	13,258,410	14,668,671	14,824,524	(155,853)
Japanese yen vs. U.S. dollar	8/5/16	230,115,885	2,230,284	2,256,007	(25,723)
Swedish krona vs. U.S. dollar	8/5/16	8,286,434	964,796	969,107	(4,311)
Swiss franc vs. U.S. dollar	8/5/16	1,108,737	1,134,052	1,144,567	(10,515)
Total Short Contracts			$24,697,740	$24,952,083	$(254,343)
Long:
British pound vs. U.S. dollar	8/5/16	175,096	$231,887	$231,706	$(181)
Canadian dollar vs. U.S. dollar	8/5/16	245,390	187,972	187,974	2
Euro vs. U.S. dollar	8/5/16	1,094,221	1,223,694	1,223,473	(221)
Japanese yen vs. U.S. dollar	8/5/16	44,849,026	439,611	439,690	79
Swedish krona vs. U.S. dollar	8/5/16	772,224	90,263	90,312	49
Swiss franc vs. U.S. dollar	8/5/16	78,224	80,752	80,752	—
Total Long Contracts			$2,254,179	$2,253,907	$(272)

At July 31, 2016, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/5/16	2,871,583	$3,705,261	$3,799,982	$(94,721)
Canadian dollar vs. U.S. dollar	8/5/16	3,057,966	2,349,465	2,342,465	7,000
Euro vs. U.S. dollar	8/5/16	15,703,635	17,380,465	17,558,586	(178,121)
Japanese yen vs. U.S. dollar	8/5/16	537,646,893	5,331,423	5,270,975	60,448
Swedish krona vs. U.S. dollar	8/5/16	11,923,736	1,391,746	1,394,494	(2,748)
Swiss franc vs. U.S. dollar	8/5/16	850,927	870,716	878,425	(7,709)
Total Short Contracts			$31,029,076	$31,244,927	$(215,851)
Long:
British pound vs. U.S. dollar	8/5/16	822,387	$1,091,703	$1,088,269	$(3,434)
Canadian dollar vs. U.S. dollar	8/5/16	921,949	709,543	706,232	(3,311)
Euro vs. U.S. dollar	8/5/16	4,098,294	4,535,735	4,582,394	46,659
Japanese yen vs. U.S. dollar	8/5/16	83,037,726	784,254	814,084	29,830
Swedish krona vs. U.S. dollar	8/5/16	2,866,047	335,339	335,187	(152)
Swiss franc vs. U.S. dollar	8/5/16	272,456	277,081	281,261	4,180
Total Long Contracts			$7,733,655	$7,807,427	$73,772

See accompanying notes to the financial statements.

208 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(a)(b) (73.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%—0.32%, dated 7/29/16, due 8/1/16, total to be received $2,748,062	$2,748,000	$2,748,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,748,000)		2,748,000
TOTAL INVESTMENT SECURITIES (Cost $2,748,000)—73.0%		2,748,000
Net other assets (liabilities)—27.0%		1,017,179
NET ASSETS—100.0%		$3,765,179

(a)         A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2016, the aggregate amount held in a segregated account was $465,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

July 31, 2016 :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 209

At July 31, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/5/16	241,693	$317,180	$319,833	$(2,653)
Canadian dollar vs. U.S. dollar	8/5/16	311,384	236,322	238,527	(2,205)
Euro vs. U.S. dollar	8/5/16	1,373,538	1,510,979	1,535,784	(24,805)
Japanese yen vs. U.S. dollar	8/5/16	34,981,694	330,533	342,953	(12,420)
Swedish krona vs. U.S. dollar	8/5/16	931,806	107,882	108,976	(1,094)
Swiss franc vs. U.S. dollar	8/5/16	92,695	94,024	95,691	(1,667)
Total Short Contracts			$2,596,920	$2,641,764	$(44,844)
Long:
British pound vs. U.S. dollar	8/5/16	419,429	$544,436	$555,033	$10,597
Canadian dollar vs. U.S. dollar	8/5/16	676,660	519,221	518,335	(886)
Euro vs. U.S. dollar	8/5/16	2,340,696	2,596,272	2,617,185	20,913
Japanese yen vs. U.S. dollar	8/5/16	58,305,376	576,116	571,613	(4,503)
Swedish krona vs. U.S. dollar	8/5/16	1,917,895	224,049	224,300	251
Swiss franc vs. U.S. dollar	8/5/16	149,871	153,805	154,715	910
Total Long Contracts			$4,613,899	$4,641,181	$27,282

At July 31, 2016, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	8/5/16	139,744	$184,704	$184,924	$(220)
Canadian dollar vs. U.S. dollar	8/5/16	175,593	134,476	134,508	(32)
Euro vs. U.S. dollar	8/5/16	778,617	858,269	870,589	(12,320)
Japanese yen vs. U.S. dollar	8/5/16	20,930,554	195,807	205,199	(9,392)
Swedish krona vs. U.S. dollar	8/5/16	543,550	63,256	63,569	(313)
Swiss franc vs. U.S. dollar	8/5/16	52,528	53,260	54,225	(965)
Total Short Contracts			$1,489,772	$1,513,014	$(23,242)
Long:
British pound vs. U.S. dollar	8/5/16	300,539	$387,670	$397,705	$10,035
Canadian dollar vs. U.S. dollar	8/5/16	257,540	197,645	197,281	(364)
Euro vs. U.S. dollar	8/5/16	1,751,425	1,937,794	1,958,307	20,513
Japanese yen vs. U.S. dollar	8/5/16	49,841,374	493,704	488,634	(5,070)
Swedish krona vs. U.S. dollar	8/5/16	910,246	106,272	106,454	182
Swiss franc vs. U.S. dollar	8/5/16	126,679	129,747	130,773	1,026
Total Long Contracts			$3,252,832	$3,279,154	$26,322

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Statements of
Assets and Liabilities

212 :: Statements of Assets and Liabilities :: July 31, 2016

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$44,001,805	$51,228,257	$39,446,605	$38,675,868
Securities, at value	28,816,258	22,891,218	17,007,282	24,522,681
Repurchase agreements, at value	34,003,000	33,144,000	23,620,000	30,550,000
Total Investment Securities, at value	62,819,258	56,035,218	40,627,282	55,072,681
Cash	59	747	—	557
Segregated cash balances with brokers	392,700	102,300	221,400	285,120
Segregated cash balances with custodian	—	—	159	—
Dividends and interest receivable	33,481	12,256	2,840	5,667
Receivable for investments sold	—	53,987	23,859	2,277
Receivable for capital shares issued	387,108	844,778	18,694,538	1,388,049
Unrealized gain on swap agreements	82,162	219,076	—	209,897
Variation margin on futures contracts	10,838	7,050	11,890	5,745
Prepaid expenses	94,019	106,668	21,784	41,123
TOTAL ASSETS	63,819,625	57,382,080	59,603,752	57,011,116
LIABILITIES:
Cash overdraft	—	—	12,871	—
Payable for investments purchased	—	47,826	9,771,096	—
Payable for capital shares redeemed	669,013	238,757	237,083	326,861
Unrealized loss on swap agreements	—	—	6,847	—
Advisory fees payable	39,349	33,403	20,999	28,727
Management services fees payable	7,870	6,681	4,200	6,156
Administration fees payable	1,869	1,586	800	1,463
Distribution and services fees payable—Service Class	4,445	823	598	1,925
Transfer agency fees payable	10,542	4,908	3,366	8,605
Fund accounting fees payable	2,301	1,953	985	1,802
Compliance services fees payable	396	176	47	326
Service fees payable	362	307	155	284
Other accrued expenses	38,052	29,461	17,685	48,203
TOTAL LIABILITIES	774,199	365,881	10,076,732	424,352
NET ASSETS	$63,045,426	$57,016,199	$49,527,020	$56,586,764
NET ASSETS CONSIST OF:
Capital	$55,039,583	$59,797,489	$77,251,409	$37,953,974
Accumulated net investment income (loss)	(162,627)	(244,103)	(545,482)	(462,071)
Accumulated net realized gains (losses) on investments	(10,995,012)	(7,616,221)	(28,483,961)	2,184,105
Net unrealized appreciation (depreciation) on investments	19,163,482	5,079,034	1,305,054	16,910,756
NET ASSETS	$63,045,426	$57,016,199	$49,527,020	$56,586,764
NET ASSETS:
Investor Class	$57,665,789	$56,035,044	$48,966,667	$53,723,463
Service Class	5,379,637	981,155	560,353	2,863,301
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	580,474	722,316	724,404	1,123,676
Service Class	63,470	14,565	9,635	70,947
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$99.34	$77.58	$67.60	$47.81
Service Class	84.76	67.36	58.16	40.36

See accompanying notes to the financial statements.

July 31, 2016 :: Statements of Assets and Liabilities :: 213

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$10,617,070	$17,903,995	$29,969,330	$20,692,629	$22,229,668	$13,841,043
13,719,673	24,648,700	34,782,193	24,337,581	25,735,254	17,206,188
47,000	—	—	201,000	108,000	—
13,766,673	24,648,700	34,782,193	24,538,581	25,843,254	17,206,188
960	—	—	886	—	—
—	—	—	—	—	—
—	—	—	—	—	—
30,076	10,570	20,237	9,134	17,333	3,555
—	—	1,610,887	627,978	212,387	170,677
1,142	600	400	650	1,629,116	28,948
—	—	—	—	—	—
—	—	—	—	—	—
26,942	33,259	81,373	24,981	39,292	26,795
13,825,793	24,693,129	36,495,090	25,202,210	27,741,382	17,436,163

—	73,907	61,764	—	89,660	67,799
—	—	40,314	68,448	784,885	78,717
7,536	116,920	1,609,642	836,221	1,135,643	8,412
—	—	—	—	—	—
17,788	10,095	50,379	13,560	42,468	11,245
3,558	2,019	10,076	2,712	8,494	2,249
508	668	1,236	654	988	498
1,857	967	1,210	1,300	479	824
4,084	3,823	3,070	3,028	4,340	4,063
626	823	1,522	805	1,216	613
101	168	162	101	167	97
99	130	240	127	191	97
8,052	16,894	6,324	17,264	8,433	13,451
44,209	226,414	1,785,939	944,220	2,076,964	188,065
$13,781,584	$24,466,715	$34,709,151	$24,257,990	$25,664,418	$17,248,098

$12,103,566	$16,568,866	$31,575,516	$36,324,885	$39,894,762	$17,519,629
76,622	(48,078)	(102,029)	(313,121)	(127,721)	(232,362)
(1,548,207)	1,201,222	(1,577,199)	(15,599,726)	(17,716,209)	(3,404,314)
3,149,603	6,744,705	4,812,863	3,845,952	3,613,586	3,365,145
$13,781,584	$24,466,715	$34,709,151	$24,257,990	$25,664,418	$17,248,098

$11,599,475	$23,301,383	$33,251,495	$22,382,745	$25,070,515	$16,250,020
2,182,109	1,165,332	1,457,656	1,875,245	593,903	998,078

211,308	342,395	477,577	304,209	345,665	234,156
43,355	19,660	24,268	29,733	9,437	16,958

$54.89	$68.05	$69.63	$73.58	$72.53	$69.40
50.33	59.27	60.06	63.07	62.93	58.86

See accompanying notes to the financial statements.

214 :: Statements of Assets and Liabilities :: July 31, 2016

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$2,894,898	$50,558,010	$59,847,801	$34,219,344
Securities, at value	4,017,179	42,466,033	43,762,622	22,282,703
Repurchase agreements, at value	—	33,595,000	29,914,000	19,307,000
Total Investment Securities, at value	4,017,179	76,061,033	73,676,622	41,589,703
Cash	—	906	520	—
Segregated cash balances with brokers	—	619,080	729,740	210,595
Segregated cash balances with custodian	—	—	91	496
Dividends and interest receivable	35,098	46,527	22,215	8,675
Receivable for investments sold	—	1,512	103,211	73,514
Receivable for capital shares issued	13,782	15,483,529	2,573,442	19,151,001
Receivable for reclaims	4,330	—	—	—
Due from Advisor under an expense limitation agreement	3,722	—	—	—
Unrealized gain on swap agreements	—	338,941	633,990	6,098
Variation margin on futures contracts	—	17,085	50,290	2,858
Prepaid expenses	12,824	27,883	22,756	17,758
TOTAL ASSETS	4,086,935	92,596,496	77,812,877	61,060,698
LIABILITIES:
Cash overdraft	74,772	—	—	41,037
Payable for investments purchased	—	—	91,433	—
Payable for capital shares redeemed	17,286	1,942,605	46,517	301,128
Unrealized loss on swap agreements	—	—	—	46,792
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	48,651	43,702	28,208
Management services fees payable	—	9,730	8,741	5,641
Administration fees payable	155	2,313	2,079	1,343
Distribution and services fees payable—Service Class	231	1,375	855	436
Transfer agency fees payable	2,224	13,084	7,981	6,016
Fund accounting fees payable	191	2,849	2,560	1,654
Compliance services fees payable	64	452	392	288
Service fees payable	30	448	403	260
Other accrued expenses	3,516	50,983	46,915	54,070
TOTAL LIABILITIES	98,469	2,072,490	251,578	486,873
NET ASSETS	$3,988,466	$90,524,006	$77,561,299	$60,573,825
NET ASSETS CONSIST OF:
Capital	$17,280,979	$112,828,038	$59,917,768	$63,901,667
Accumulated net investment income (loss)	509,381	(42,518)	(237,369)	(827,534)
Accumulated net realized gains (losses) on investments	(14,924,175)	(48,519,457)	2,983,474	(10,192,093)
Net unrealized appreciation (depreciation) on investments	1,122,281	26,257,943	14,897,426	7,691,785
NET ASSETS	$3,988,466	$90,524,006	$77,561,299	$60,573,825
NET ASSETS:
Investor Class	$3,726,037	$89,042,769	$76,444,807	$60,083,021
Service Class	262,429	1,481,237	1,116,492	490,804
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	310,830	783,949	792,719	1,537,528
Service Class	21,253	15,261	13,537	14,741
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$11.99	$113.58	$96.43	$39.08
Service Class	12.35	97.06	82.48	33.30

See accompanying notes to the financial statements.

July 31, 2016 :: Statements of Assets and Liabilities :: 215

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$13,186,379	$137,873,485	$7,093,000	$12,868,018	$20,957,642	$6,083,034
13,565,160	164,970,662	—	12,944,457	20,524,553	6,963,230
6,126,000	73,899,000	7,093,000	2,816,000	5,740,000	1,404,000
19,691,160	238,869,662	7,093,000	15,760,457	26,264,553	8,367,230
769	279	532	903	933	291
66,385	1,904,760	—	—	—	—
—	131	—	—	—	—
14,122	32,475	161	24,059	31,457	26,908
—	15,412	—	—	—	—
225,927	13,984,849	135,697	153,672	699,383	8,615
—	—	—	—	—	—
—	—	—	—	—	—
—	1,583,864	149,696	—	153,240	—
—	43,290	—	—	—	—
18,838	39,007	16,410	22,045	39,222	16,838
20,017,201	256,473,729	7,395,496	15,961,136	27,188,788	8,419,882

—	—	—	—	—	—
—	—	—	—	1,579,001	—
456,434	2,006,180	18,675	472,741	65,552	45,912
55,373	—	—	113,616	—	110,089
1,700	—	—	—	—	—
11,669	147,170	3,903	7,952	11,686	5,837
2,334	29,434	781	1,590	2,337	1,167
594	7,013	186	417	683	278
620	6,929	82	377	565	583
3,016	39,632	1,557	2,261	6,544	2,901
731	8,636	228	514	841	342
123	1,428	38	80	102	78
115	1,359	36	81	132	54
17,820	207,693	5,661	10,037	10,238	9,469
550,529	2,455,474	31,147	609,666	1,677,681	176,710
$19,466,672	$254,018,255	$7,364,349	$15,351,470	$25,511,107	$8,243,172

$19,509,252	$326,671,709	$30,007,264	$281,214,504	$53,636,322	$18,310,913
(64,296)	(820,859)	(546,079)	(24,019)	32,292	(256,399)
(6,436,578)	(176,550,665)	(22,246,532)	(268,617,838)	(33,617,658)	(11,985,449)
6,458,294	104,718,070	149,696	2,778,823	5,460,151	2,174,107
$19,466,672	$254,018,255	$7,364,349	$15,351,470	$25,511,107	$8,243,172

$18,786,614	$245,418,494	$7,256,631	$14,838,152	$24,605,180	$7,374,729
680,058	8,599,761	107,718	513,318	905,927	868,443

266,467	2,377,708	563,131	1,891,534	921,251	799,893
10,783	98,744	9,080	69,240	34,867	102,320

$70.50	$103.22	$12.89	$7.84	$26.71	$9.22
63.07	87.09	11.86	7.41	25.98	8.49

See accompanying notes to the financial statements.

216 :: Statements of Assets and Liabilities :: July 31, 2016

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
ASSETS:
Total Investment Securities, at cost	$20,692,000	$43,987,000	$17,072,000	$32,557,000
Repurchase agreements, at value	20,692,000	43,987,000	17,072,000	32,557,000
Total Investment Securities, at value	20,692,000	43,987,000	17,072,000	32,557,000
Cash	808	276	948	414
Segregated cash balances with brokers	3,894,000	632,940	86,400	130,680
Segregated cash balances with custodian	—	—	958	—
Interest receivable	469	997	387	738
Receivable for capital shares issued	513,330	125,038	1,197,722	26,751
Due from Advisor under an expense limitation agreement	—	—	—	2,334
Unrealized gain on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	18,618	47,854	15,590	19,782
TOTAL ASSETS	25,119,225	44,794,105	18,374,005	32,737,699
LIABILITIES:
Payable for capital shares redeemed	1,019,465	15,902,311	6,986,776	22,546,888
Unrealized loss on swap agreements	—	74,453	23,487	97,754
Variation margin on futures contracts	870,314	27,245	4,640	3,839
Advisory fees payable	17,341	21,501	7,243	—
Management services fees payable	2,890	4,300	1,449	—
Administration fees payable	687	1,019	357	395
Distribution and services fees payable—Service Class	1,214	9,927	3,764	151
Transfer agency fees payable	3,545	9,374	2,890	1,042
Fund accounting fees payable	846	1,255	440	486
Compliance services fees payable	148	336	82	114
Service fees payable	133	197	69	77
Other accrued expenses	20,562	32,334	15,269	11,252
TOTAL LIABILITIES	1,937,145	16,084,252	7,046,466	22,661,998
NET ASSETS	$23,182,080	$28,709,853	$11,327,539	$10,075,701
NET ASSETS CONSIST OF:
Capital	$99,104,873	$135,252,205	$52,583,052	$38,601,704
Accumulated net investment income (loss)	679,845	(392,461)	(469,100)	(375,585)
Accumulated net realized gains (losses) on investments	(77,014,353)	(105,913,682)	(40,695,780)	(28,050,788)
Net unrealized appreciation (depreciation) on investments	411,715	(236,209)	(90,633)	(99,630)
NET ASSETS	$23,182,080	$28,709,853	$11,327,539	$10,075,701
NET ASSETS:
Investor Class	$22,115,942	$17,068,641	$7,177,509	$9,911,507
Service Class	1,066,138	11,641,212	4,150,030	164,194
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,623,298	2,053,299	383,096	660,517
Service Class	88,914	1,468,968	223,341	11,791
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.62	$8.31	$18.74	$15.01
Service Class	11.99	7.92	18.58	13.93

See accompanying notes to the financial statements.

July 31, 2016 :: Statements of Assets and Liabilities :: 217

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$16,795,000	$1,652,000	$13,953,000	$5,103,000	$12,147,000	$8,392,000
16,795,000	1,652,000	13,953,000	5,103,000	12,147,000	8,392,000
16,795,000	1,652,000	13,953,000	5,103,000	12,147,000	8,392,000
135	852	494	629	522	757
83,160	6,820	86,400	46,860	67,320	—
—	—	322	—	278	—
381	37	316	116	275	190
2,100,522	117,552	253,762	19,049	1,071,365	117,342
—	1,813	—	—	—	—
—	—	—	20,000	—	5,392
—	—	—	1,200	—	—
18,277	12,415	14,351	19,344	17,072	18,055
18,997,475	1,791,489	14,308,645	5,210,198	13,303,832	8,533,736

25,937	21,685	3,896,540	62,139	700,998	58,033
106,121	22,082	24,494	—	128,671	179,870
2,295	470	4,640	—	1,530	—
11,362	—	7,147	2,083	10,246	25,983
2,272	—	1,429	417	2,049	5,197
538	52	434	159	509	269
535	7	4,373	575	85	782
3,120	402	3,286	1,141	2,697	1,400
662	64	535	196	627	332
113	12	71	35	84	69
104	10	84	31	99	52
12,832	2,093	14,831	5,027	12,716	9,198
165,891	46,877	3,957,864	71,803	860,311	281,185
$18,831,584	$1,744,612	$10,350,781	$5,138,395	$12,443,521	$8,252,551

$231,341,619	$24,875,835	$89,816,502	$31,048,490	$132,727,801	$64,238,025
(151,141)	(87,107)	(326,690)	(144,617)	(119,572)	(403,642)
(212,196,781)	(23,017,961)	(79,047,391)	(25,753,854)	(119,961,137)	(55,407,354)
(162,113)	(26,155)	(91,640)	(11,624)	(203,571)	(174,478)
$18,831,584	$1,744,612	$10,350,781	$5,138,395	$12,443,521	$8,252,551

$17,997,472	$1,736,828	$8,576,282	$4,461,699	$12,361,300	$7,383,726
834,112	7,784	1,774,499	676,696	82,221	868,825

4,188,290	457,569	518,302	910,626	1,415,065	340,637
207,029	2,228	111,026	150,855	9,525	42,955

$4.30	$3.80	$16.55	$4.90	$8.74	$21.68
4.03	3.49	15.98	4.49	8.63	20.23

See accompanying notes to the financial statements.

218 :: Statements of Assets and Liabilities :: July 31, 2016

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$6,844,000	$6,443,000	$3,444,000	$1,889,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	6,844,000	6,443,000	3,444,000	1,889,000
Total Investment Securities, at value	6,844,000	6,443,000	3,444,000	1,889,000
Cash	126	811	306	214
Segregated cash balances with brokers	—	—	—	356,400
Segregated cash balances with custodian	—	—	—	—
Dividends and interest receivable	155	146	78	43
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	21,325	112,809	85,071	1,052,493
Due from Advisor under an expense limitation agreement	—	—	250	—
Unrealized gain on swap agreements	81,932	—	76,941	—
Variation margin on futures contracts	—	—	—	79,574
Prepaid expenses	17,038	26,637	13,093	13,893
TOTAL ASSETS	6,964,576	6,583,403	3,619,739	3,391,617
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	368,153	122,077	4,403	84,497
Unrealized loss on swap agreements	—	99,478	—	—
Advisory fees payable	2,679	2,301	—	1,405
Management services fees payable	536	460	—	234
Administration fees payable	210	196	103	89
Distribution and services fees payable—Service Class	1,389	404	78	23
Transfer agency fees payable	1,421	1,043	439	419
Fund accounting fees payable	258	241	126	109
Compliance services fees payable	53	50	23	16
Service fees payable	41	38	20	17
Other accrued expenses	6,542	5,521	3,755	2,285
TOTAL LIABILITIES	381,282	231,809	8,947	89,094
NET ASSETS	$6,583,294	$6,351,594	$3,610,792	$3,302,523
NET ASSETS CONSIST OF:
Capital	$59,592,661	$31,362,545	$15,344,692	$14,334,190
Accumulated net investment income (loss)	(276,278)	(245,715)	(98,503)	(56,478)
Accumulated net realized gains (losses) on investments	(52,815,021)	(24,665,758)	(11,712,338)	(11,065,233)
Net unrealized appreciation (depreciation) on investments	81,932	(99,478)	76,941	90,044
NET ASSETS	$6,583,294	$6,351,594	$3,610,792	$3,302,523
NET ASSETS:
Investor Class	$5,016,271	$5,912,631	$3,509,233	$3,277,610
Service Class	1,567,023	438,963	101,559	24,913
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	642,764	399,039	249,680	216,905
Service Class	212,947	32,217	7,850	1,761
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$7.80	$14.82	$14.05	$15.11
Service Class	7.36	13.63	12.94	14.15

See accompanying notes to the financial statements.

July 31, 2016 :: Statements of Assets and Liabilities :: 219

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$3,034,313	$45,071,389	$276,313,515	$19,739,164	$29,961,440	$5,094,886
4,872,863	36,521,043	300,549,279	16,958,007	27,912,915	6,809,151
1,598,000	14,010,000	99,509,000	5,884,000	13,184,000	2,207,000
6,470,863	50,531,043	400,058,279	22,842,007	41,096,915	9,016,151
780	339	409	4	184	877
—	—	—	—	—	—
—	—	—	692	—	663
13,475	22,771	409,356	21,060	10,884	17,967
15,573	—	12,863,722	—	4,901	6,199
4,509	364,222	373,253	124,675	6,719	12,065
—	—	—	—	—	—
13,967	157,268	3,947,634	—	—	18,177
—	—	—	—	—	—
19,988	31,156	57,322	20,926	18,556	24,616
6,539,155	51,106,799	417,709,975	23,009,364	41,138,159	9,096,715

12,076	—	—	—	—	5,415
38,337	95,697	1,819,469	329,843	399,940	12,678
—	—	—	158,029	92,691	—
4,617	31,140	253,300	15,907	23,702	17,364
924	6,228	50,661	3,182	4,740	3,473
220	1,481	12,075	597	1,126	364
385	3,767	14,162	3,210	600	698
1,407	5,451	35,404	3,398	2,827	2,548
270	1,824	14,869	735	1,387	449
51	182	2,440	107	230	145
43	287	2,340	116	218	71
8,371	27,695	386,598	17,457	39,110	11,711
66,701	173,752	2,591,318	532,581	566,571	54,916
$6,472,454	$50,933,047	$415,118,657	$22,476,783	$40,571,588	$9,041,799

$12,961,148	$86,906,461	$320,370,349	$19,992,814	$30,703,053	$29,912,953
(69,872)	(121,141)	(7,552,727)	(9,321)	(121,619)	(224,626)
(9,869,339)	(41,469,195)	(25,391,363)	(451,524)	(1,052,630)	(24,585,970)
3,450,517	5,616,922	127,692,398	2,944,814	11,042,784	3,939,442
$6,472,454	$50,933,047	$415,118,657	$22,476,783	$40,571,588	$9,041,799

$6,003,665	$46,333,554	$397,475,894	$18,569,539	$39,849,617	$8,203,525
468,789	4,599,493	17,642,763	3,907,244	721,971	838,274

218,929	884,210	7,057,709	188,673	454,519	560,050
18,071	95,757	379,590	42,880	9,204	65,315

$27.42	$52.40	$56.32	$98.42	$87.67	$14.65
25.94	48.03	46.48	91.12	78.44	12.83

See accompanying notes to the financial statements.

220 :: Statements of Assets and Liabilities :: July 31, 2016

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$29,231,933	$10,892,592	$58,877,287	$5,457,277
Securities, at value	27,220,644	8,898,101	54,591,576	3,337,788
Repurchase agreements, at value	13,240,000	3,781,000	27,088,000	3,394,000
Total Investment Securities, at value	40,460,644	12,679,101	81,679,576	6,731,788
Cash	575	72	889	700
Segregated cash balances with custodian	506	—	—	19
Dividends and interest receivable	18,322	9,798	614	77
Receivable for investments sold	—	—	—	374,509
Receivable for capital shares issued	300,322	10,499	85,210	455,410
Unrealized gain on swap agreements	225,473	9,184	715,322	162,454
Prepaid expenses	21,567	23,057	23,871	19,818
TOTAL ASSETS	41,027,409	12,731,711	82,505,482	7,744,775
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	85,885	33,826	716,904	1,293,924
Unrealized loss on swap agreements	—	—	—	—
Advisory fees payable	24,493	38,167	48,500	358
Management services fees payable	4,899	7,634	9,700	72
Administration fees payable	1,165	467	2,309	149
Distribution and services fees payable—Service Class	2,662	503	3,678	407
Transfer agency fees payable	4,925	3,338	8,240	701
Fund accounting fees payable	1,434	575	2,843	184
Compliance services fees payable	217	162	454	28
Service fees payable	226	91	448	29
Other accrued expenses	41,397	8,731	65,376	3,978
TOTAL LIABILITIES	167,303	93,494	858,452	1,299,830
NET ASSETS	$40,860,106	$12,638,217	$81,647,030	$6,444,945
NET ASSETS CONSIST OF:
Capital	$27,428,323	$9,827,343	$65,907,583	$14,631,703
Accumulated net investment income (loss)	(721,127)	(192,952)	(906,868)	(189,874)
Accumulated net realized gains (losses) on investments	2,698,726	1,208,133	(6,871,296)	(9,433,849)
Net unrealized appreciation (depreciation) on investments	11,454,184	1,795,693	23,517,611	1,436,965
NET ASSETS	$40,860,106	$12,638,217	$81,647,030	$6,444,945
NET ASSETS:
Investor Class	$37,646,614	$12,036,849	$77,894,692	$5,208,608
Service Class	3,213,492	601,368	3,752,338	1,236,337
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	737,962	159,042	1,687,403	85,264
Service Class	72,233	8,791	99,582	23,840
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$51.01	$75.68	$46.16	$61.09
Service Class	44.49	68.41	37.68	51.86

See accompanying notes to the financial statements.

July 31, 2016 :: Statements of Assets and Liabilities :: 221

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$54,032,840	$10,070,203	$10,432,966	$34,913,091	$58,078,419	$15,715,625
44,752,394	8,511,816	8,982,059	37,822,953	50,345,338	13,860,492
18,479,000	3,830,000	5,497,000	14,054,000	19,435,000	4,707,000
63,231,394	12,341,816	14,479,059	51,876,953	69,780,338	18,567,492
301	815	628	452	538	74
—	—	—	—	—	643
26,871	7,053	6,542	319	33,265	5,027
—	—	1,670,762	—	—	—
162,933	100,387	12,923	1,873,571	446,706	789,646
5,025	55,785	48,079	3,464,642	335,322	171,513
32,477	19,386	24,564	25,226	25,030	21,091
63,459,001	12,525,242	16,242,557	57,241,163	70,621,199	19,555,486

—	—	—	—	25,482	—
1,108,972	83,754	108,964	1,439,304	88,831	512,342
10,495	—	—	—	—	—
40,109	11,668	12,848	32,975	39,813	7,416
8,022	2,333	2,570	6,595	7,963	1,483
1,901	474	472	1,570	1,892	353
2,877	2,582	1,222	2,867	4,573	787
6,958	3,205	1,870	8,738	5,518	2,072
2,341	584	581	1,934	2,330	435
285	66	85	193	182	81
368	92	92	304	367	68
40,825	10,816	15,131	27,764	35,038	13,928
1,223,153	115,574	143,835	1,522,244	211,989	538,965
$62,235,848	$12,409,668	$16,098,722	$55,718,919	$70,409,210	$19,016,521

$68,020,300	$42,794,571	$11,343,218	$151,649,643	$73,641,624	$17,737,987
82,599	13,158	12,080	(328,062)	87,876	(133,055)
(15,060,135)	(32,725,459)	649,252	(116,031,166)	(15,357,531)	(1,611,791)
9,193,084	2,327,398	4,094,172	20,428,504	12,037,241	3,023,380
$62,235,848	$12,409,668	$16,098,722	$55,718,919	$70,409,210	$19,016,521

$59,095,971	$12,176,307	$14,631,151	$52,251,261	$64,740,458	$18,499,926
3,139,877	233,361	1,467,571	3,467,658	5,668,752	516,595

1,679,402	904,484	556,603	803,582	1,361,399	560,188
104,004	19,153	61,765	59,697	123,966	18,073

$35.19	$13.46	$26.29	$65.02	$47.55	$33.02
30.19	12.18	23.76	58.09	45.73	28.58

See accompanying notes to the financial statements.

222 :: Statements of Assets and Liabilities :: July 31, 2016

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
ASSETS:
Total Investment Securities, at cost	$6,497,499	$93,486,149	$69,844,458	$2,630,000
Securities, at value	8,010,673	59,592,363	53,031,646	—
Repurchase agreements, at value	3,156,000	40,613,000	22,293,000	2,630,000
Total Investment Securities, at value	11,166,673	100,205,363	75,324,646	2,630,000
Cash	57	447	920	548
Segregated cash balances with custodian	729	74	92	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	946	925,622	26,570	60
Receivable for investments sold	—	37,802,136	—	—
Receivable for capital shares issued	403,980	362,235	540,574	597,879
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	998
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized gain on swap agreements	165,157	—	—	—
Prepaid expenses	16,610	48,749	35,338	23,322
TOTAL ASSETS	11,754,152	139,344,626	75,928,140	3,252,807
LIABILITIES:
Payable for capital shares redeemed	399,687	22,749,270	614,334	39,276
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	—	54,884	789,926	4,046
Advisory fees payable	6,481	145,994	77,581	—
Management services fees payable	1,296	29,199	15,516	—
Administration fees payable	309	4,125	2,196	87
Distribution and services fees payable—Service Class	819	4,628	2,146	242
Transfer agency fees payable	1,506	9,700	5,321	721
Fund accounting fees payable	380	5,080	2,703	108
Compliance services fees payable	63	407	214	24
Service fees payable	60	800	426	17
Other accrued expenses	11,793	62,533	47,714	3,123
TOTAL LIABILITIES	422,394	23,066,620	1,558,077	47,644
NET ASSETS	$11,331,758	$116,278,006	$74,370,063	$3,205,163
NET ASSETS CONSIST OF:
Capital	$12,832,099	$102,102,112	$84,957,082	$16,999,811
Accumulated net investment income (loss)	(214,034)	916,015	(53,994)	(122,457)
Accumulated net realized gains (losses) on investments	(6,120,638)	6,595,549	(15,223,287)	(13,668,145)
Net unrealized appreciation (depreciation) on investments	4,834,331	6,664,330	4,690,262	(4,046)
NET ASSETS	$11,331,758	$116,278,006	$74,370,063	$3,205,163
NET ASSETS:
Investor Class	$10,270,303	$111,297,337	$71,264,274	$2,922,410
Service Class	1,061,455	4,980,669	3,105,789	282,753
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	151,693	4,042,770	1,668,929	466,632
Service Class	18,042	190,083	76,360	46,418
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$67.70	$27.53	$42.70	$6.26
Service Class	58.83	26.20	40.67	6.09

See accompanying notes to the financial statements.

July 31, 2016 :: Statements of Assets and Liabilities :: 223

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$11,061,000	$1,213,000	$132,931,169	$9,846,000	$36,034,000	$46,802,000
—	—	6,862,880	—	—	—
11,061,000	1,213,000	126,621,000	9,846,000	36,034,000	46,802,000
11,061,000	1,213,000	133,483,880	9,846,000	36,034,000	46,802,000
544	20	611	156	438	715
—	—	—	—	—	—
—	—	—	—	—	148,247
251	27	36,889	223	817	1,061
—	—	—	—	—	—
9,849,798	60,123	522,933	52,136	2,344,606	59,911
—	—	—	—	—	154,811
—	4,054	—	—	—	—
—	—	—	—	—	710,529
—	—	959,981	64,649	95,886	—
17,599	20,593	29,840	10,795	24,343	16,641
20,929,192	1,297,817	135,034,134	9,973,959	38,500,090	47,893,915

471,391	11,005	94,854,112	630,743	515,737	1,167,012
—	—	—	—	—	544,941
904,929	8,160	54,514	—	785,157	—
3,212	—	29,196	6,260	56,224	26,308
643	—	8,759	1,252	11,245	5,262
362	40	2,082	297	2,668	1,248
1,854	7	14,076	1,156	2,322	11,465
1,524	333	11,937	1,395	10,070	7,246
445	49	2,564	366	3,285	1,537
60	13	408	61	383	191
70	8	404	58	517	242
13,578	1,868	56,615	9,684	35,540	31,179
1,398,068	21,483	95,034,667	651,272	1,423,148	1,796,631
$19,531,124	$1,276,334	$39,999,467	$9,322,687	$37,076,942	$46,097,284

$45,735,065	$63,419,274	$28,152,141	$33,342,654	$225,680,688	$48,088,737
(458,730)	(78,262)	(511,214)	(437,397)	(1,500,019)	(815,492)
(24,840,282)	(62,056,518)	10,900,362	(23,647,219)	(186,414,456)	(779,267)
(904,929)	(8,160)	1,458,178	64,649	(689,271)	(396,694)
$19,531,124	$1,276,334	$39,999,467	$9,322,687	$37,076,942	$46,097,284

$11,839,065	$1,268,213	$23,775,332	$7,982,352	$34,904,886	$33,566,433
7,692,059	8,121	16,224,135	1,340,335	2,172,056	12,530,851

2,692,999	80,936	371,653	559,671	7,728,607	1,196,322
1,723,797	562	269,948	97,715	527,232	486,767

$4.40	$15.67	$63.97	$14.26	$4.52	$28.06
4.46	14.45	60.10	13.72	4.12	25.74

See accompanying notes to the financial statements.

224 :: Statements of Assets and Liabilities :: July 31, 2016

Falling U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$2,748,000
Repurchase agreements, at value	2,748,000
Total Investment Securities, at value	2,748,000
Cash	292
Segregated cash balances with custodian	901
Unrealized appreciation on forward currency contracts	64,427
Interest receivable	62
Receivable for capital shares issued	1,016,823
Due from Advisor under an expense limitation agreement	17,309
Prepaid expenses	11,714
TOTAL ASSETS	3,859,528
LIABILITIES:
Payable for capital shares redeemed	3,730
Unrealized depreciation on forward currency contracts	78,909
Administration fees payable	164
Distribution and services fees payable—Service Class	1,871
Transfer agency fees payable	1,142
Fund accounting fees payable	202
Compliance services fees payable	33
Service fees payable	32
Other accrued expenses	8,266
TOTAL LIABILITIES	94,349
NET ASSETS	$3,765,179
NET ASSETS CONSIST OF:
Capital	$6,326,741
Accumulated net investment income (loss)	(145,213)
Accumulated net realized gains (losses) on investments	(2,401,867)
Net unrealized appreciation (depreciation) on investments	(14,482)
NET ASSETS	$3,765,179
NET ASSETS:
Investor Class	$2,479,902
Service Class	1,285,277
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	139,626
Service Class	75,949
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.76
Service Class	16.92

See accompanying notes to the financial statements.

Statements of Operations

226 :: Statements of Operations :: For the Periods Indicated

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016
INVESTMENT INCOME:
Dividends	$921,324	$443,313	$64,890	$409,312
Interest	58,960	27,881	11,820	52,663
Foreign tax withholding	—	—	(23)	—
TOTAL INVESTMENT INCOME	980,284	471,194	76,687	461,975
EXPENSES:
Advisory fees	580,958	338,017	88,920	462,122
Management services fees	116,192	67,604	17,784	99,027
Administration fees	29,276	16,587	4,677	25,900
Distribution and services fees—Service Class	85,190	32,839	18,664	90,088
Transfer agency fees	68,713	24,545	14,931	62,428
Administrative services fees	175,437	102,141	20,476	150,299
Registration and filing fees	117,560	54,530	44,475	85,885
Custody fees	11,817	6,199	1,726	10,269
Fund accounting fees	37,487	21,802	14,562	30,935
Trustee fees	2,111	1,085	284	1,996
Compliance services fees	907	695	115	800
Service fees	5,258	2,889	824	4,616
Other fees	73,638	44,313	19,636	81,292
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	1,304,544	713,246	247,074	1,105,657
Expenses reduced and reimbursed by the Advisor	—	—	(15,000)	—
TOTAL NET EXPENSES	1,304,544	713,246	232,074	1,105,657
NET INVESTMENT INCOME (LOSS)	(324,260)	(242,052)	(155,387)	(643,682)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,014,568	(4,246,519)	127,873	(1,546,894)
Net realized gains (losses) on futures contracts	179,448	(54,658)	(338,963)	(74,158)
Net realized gains (losses) on swap agreements	491,678	(3,293,748)	(832,548)	3,764,056
Change in net unrealized appreciation/depreciation on investments	(2,423,099)	657,424	(619,350)	(1,574,022)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,262,595	(6,937,501)	(1,662,988)	568,982
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,938,335	$(7,179,553)	$(1,818,375)	$(74,700)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 227

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund
Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016

$351,073	$532,316	$377,254	$243,387	$317,434	$213,653
63	64	71	46	88	22
—	—	—	—	(11)	—
351,136	532,380	377,325	243,433	317,511	213,675

95,755	228,619	129,202	152,468	128,561	128,115
19,151	45,724	25,841	30,494	25,712	25,623
4,847	11,801	5,642	8,152	5,965	6,755
34,846	76,461	25,782	48,070	16,704	35,280
16,333	32,612	11,249	21,745	11,713	19,232
21,624	64,931	36,329	46,482	38,818	37,196
45,987	66,653	54,591	71,163	46,587	74,163
2,251	5,264	2,742	3,600	2,764	3,037
8,093	16,052	8,382	11,127	9,842	10,273
291	750	298	630	271	492
147	379	166	252	192	287
899	2,138	1,069	1,459	1,121	1,179
12,842	26,174	12,630	20,504	16,153	19,030
8,500	39,986	29,201	—	26,000	—
271,566	617,544	343,124	416,146	330,403	360,662
(9,462)	—	(10,702)	(7,621)	(4,305)	(21,488)
262,104	617,544	332,422	408,525	326,098	339,174
89,032	(85,164)	44,903	(165,092)	(8,587)	(125,499)

13,675	2,226,165	(641,514)	(2,725,047)	53,459	(474,989)
—	—	—	—	—	—
—	—	—	—	—	—
176,718	533,435	3,024,917	(277,839)	1,952,193	(1,469,548)
190,393	2,759,600	2,383,403	(3,002,886)	2,005,652	(1,944,537)
$279,425	$2,674,436	$2,428,306	$(3,167,978)	$1,997,065	$(2,070,036)

See accompanying notes to the financial statements.

228 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	UltraBull ProFund	UltraMid-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016
INVESTMENT INCOME:
Dividends	$448,287	$1,024,092	$619,158	$333,108
Interest	9	45,208	37,175	35,302
Foreign tax withholding	(13,029)	—	—	(116)
TOTAL INVESTMENT INCOME	435,267	1,069,300	656,333	368,294
EXPENSES:
Advisory fees	66,373	554,011	457,816	316,823
Management services fees	13,275	110,803	91,564	63,365
Administration fees	3,326	28,823	23,734	16,645
Distribution and services fees—Service Class	15,848	40,284	11,367	9,976
Transfer agency fees	13,457	70,720	40,670	34,389
Administrative services fees	11,642	145,935	157,183	101,114
Registration and filing fees	29,540	42,577	35,671	36,313
Custody fees	9,630	10,921	9,685	6,855
Fund accounting fees	4,072	37,088	30,399	28,281
Trustee fees	223	1,925	1,536	1,080
Compliance services fees	139	1,022	882	627
Service fees	606	5,185	4,267	3,004
Other fees	9,834	67,284	58,271	68,274
Recoupment of prior expenses reduced by the Advisor	—	—	—	—
Total Gross Expenses before reductions	177,965	1,116,578	923,045	686,746
Expenses reduced and reimbursed by the Advisor	(4,609)	—	—	—
TOTAL NET EXPENSES	173,356	1,116,578	923,045	686,746
NET INVESTMENT INCOME (LOSS)	261,911	(47,278)	(266,712)	(318,452)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,425,707)	810,651	1,649,161	(1,930,973)
Net realized gains (losses) on futures contracts	—	418,074	206,280	(248,714)
Net realized gains (losses) on swap agreements	—	4,092,751	1,595,819	387,407
Change in net unrealized appreciation/depreciation on investments	(108,324)	(1,887,340)	(2,385,811)	(284,994)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,534,031)	3,434,136	1,065,449	(2,077,274)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,272,120)	$3,386,858	$798,737	$(2,395,726)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 229

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund
Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016

$358,003	$2,060,141	$—	$245,656	$364,389	$154,983
11,332	151,067	9,767	4,615	7,366	5,171
—	—	—	(31,116)	(33,629)	(12,827)
369,335	2,211,208	9,767	219,155	338,126	147,327

156,453	1,857,340	43,988	90,055	108,281	116,362
31,291	371,471	8,798	18,011	21,656	23,273
8,077	96,961	2,312	4,721	5,531	6,002
11,075	90,599	1,955	7,521	7,045	9,421
18,441	235,117	6,853	11,713	24,209	26,134
47,853	538,670	3,260	22,039	12,959	16,145
33,716	61,211	32,019	36,304	37,843	43,012
3,088	38,889	644	9,982	20,954	12,520
9,638	113,884	2,681	5,844	6,701	7,277
517	6,532	149	293	314	451
240	3,333	71	181	183	275
1,453	17,449	410	858	1,015	1,070
24,636	301,457	4,562	15,421	18,086	22,598
35,000	—	—	—	—	11,171
381,478	3,732,913	107,702	222,943	264,777	295,711
(3,712)	—	—	(985)	(626)	—
377,766	3,732,913	107,702	221,958	264,151	295,711
(8,431)	(1,521,705)	(97,935)	(2,803)	73,975	(148,384)

(190,036)	2,150,013	—	(896,801)	(4,036,432)	100,541
(185,798)	1,123,374	—	—	—	—
3,171,839	2,670,692	(2,240,097)	381,693	231,200	(2,103,498)
186,827	121,548	(278,047)	340,890	3,502,252	(1,887,967)
2,982,832	6,065,627	(2,518,144)	(174,218)	(302,980)	(3,890,924)
$2,974,401	$4,543,922	$(2,616,079)	$(177,021)	$(229,005)	$(4,039,308)

See accompanying notes to the financial statements.

230 :: Statements of Operations :: For the Periods Indicated

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016
INVESTMENT INCOME:
Interest	$43,497	$80,915	$26,675	$27,718
TOTAL INVESTMENT INCOME	43,497	80,915	26,675	27,718
EXPENSES:
Advisory fees	306,707	350,138	124,301	143,132
Management services fees	51,118	70,028	24,860	28,627
Administration fees	13,205	18,493	6,528	7,322
Distribution and services fees—Service Class	13,653	74,159	53,628	3,946
Transfer agency fees	29,817	40,876	19,671	10,216
Administrative services fees	76,465	108,318	34,160	54,048
Registration and filing fees	38,187	56,252	32,012	52,471
Custody fees	5,364	7,246	2,615	2,862
Fund accounting fees	15,317	21,675	7,679	8,611
Trustee fees	991	1,091	429	276
Compliance services fees	487	648	175	219
Service fees	2,317	3,344	1,180	1,326
Other fees	29,982	39,518	24,951	23,840
Recoupment of prior expenses reduced by the Advisor	5,166	—	10,000	21,590
Total Gross Expenses before reductions	588,776	791,786	342,189	358,486
Expenses reduced and reimbursed by the Advisor	—	—	(371)	(14,840)
TOTAL NET EXPENSES	588,776	791,786	341,818	343,646
NET INVESTMENT INCOME (LOSS)	(545,279)	(710,871)	(315,143)	(315,928)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(18,743,435)	(926,525)	46,634	(299,090)
Net realized gains (losses) on swap agreements	—	(7,289,633)	(2,278,012)	(6,485,150)
Change in net unrealized appreciation/depreciation on investments	(1,777,334)	744,990	78,879	456,961
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(20,520,769)	(7,471,168)	(2,152,499)	(6,327,279)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,066,048)	$(8,182,039)	$(2,467,642)	$(6,643,207)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 231

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund
Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016

$31,493	$6,045	$20,777	$9,231	$23,973	$23,707
31,493	6,045	20,777	9,231	23,973	23,707

130,059	28,645	84,920	40,169	98,567	121,520
26,012	5,729	16,984	8,034	19,714	24,304
6,752	1,503	4,539	2,088	5,107	6,280
7,205	283	24,910	5,808	2,273	89,898
16,549	3,340	15,411	4,956	12,446	24,260
37,312	10,654	19,375	11,222	28,893	21,023
38,777	28,881	32,591	30,448	34,789	33,588
2,632	646	1,746	780	2,017	2,447
7,918	1,774	5,329	2,453	5,996	7,468
410	113	270	110	281	398
211	34	147	74	179	228
1,233	270	832	380	932	1,130
16,193	5,022	18,474	6,736	17,701	13,451
—	—	925	—	5,000	26,048
291,263	86,894	226,453	113,258	233,895	372,043
—	(18,627)	—	(12,115)	(3,102)	—
291,263	68,267	226,453	101,143	230,793	372,043
(259,770)	(62,222)	(205,676)	(91,912)	(206,820)	(348,336)

(203,742)	(922)	77,373	(102,278)	(196,506)	—
(3,699,207)	(1,704,837)	(2,071,540)	(1,244,400)	(4,733,460)	(1,591,448)
251,707	100,838	191,084	86,036	174,113	247,055
(3,651,242)	(1,604,921)	(1,803,083)	(1,260,642)	(4,755,853)	(1,344,393)
$(3,911,012)	$(1,667,143)	$(2,008,759)	$(1,352,554)	$(4,962,673)	$(1,692,729)

See accompanying notes to the financial statements.

232 :: Statements of Operations :: For the Periods Indicated

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	18,413	21,750	7,511	3,851
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	18,413	21,750	7,511	3,851
EXPENSES:
Advisory fees	82,187	84,763	32,672	21,219
Management services fees	16,438	16,953	6,534	3,536
Administration fees	4,273	4,361	1,685	921
Distribution and services fees—Service Class	23,193	9,072	1,631	458
Transfer agency fees	10,881	9,434	3,336	1,832
Administrative services fees	24,139	26,148	11,021	5,260
Registration and filing fees	30,410	34,463	28,837	29,071
Custody fees	1,631	1,718	625	371
Fund accounting fees	5,027	5,134	1,982	1,083
Trustee fees	244	312	112	51
Compliance services fees	130	126	50	29
Service fees	770	790	305	171
Other fees	13,791	13,807	5,588	2,869
Recoupment of prior expenses reduced by the Advisor	5,137	3,162	—	—
Total Gross Expenses before reductions	218,251	210,243	94,378	66,871
Expenses reduced and reimbursed by the Advisor	—	—	(15,205)	(24,446)
TOTAL NET EXPENSES	218,251	210,243	79,173	42,425
NET INVESTMENT INCOME (LOSS)	(199,838)	(188,493)	(71,662)	(38,574)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	482,892
Net realized gains (losses) on swap agreements	(3,603,563)	(6,357,754)	(1,422,423)	—
Change in net unrealized appreciation/depreciation on investments	441,672	296,394	101,119	86,300
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,161,891)	(6,061,360)	(1,321,304)	569,192
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,361,729)	$(6,249,853)	$(1,392,966)	$530,618

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 233

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund
Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016

$194,242	$340,012	$4,710,070	$347,130	$539,709	$325,980
4,870	13,158	203,625	10,866	17,803	9,120
—	—	—	—	(72)	—
199,112	353,170	4,913,695	357,996	557,440	335,100

91,588	169,234	4,006,080	167,116	359,471	154,961
18,318	33,847	801,222	33,424	71,895	30,992
4,773	8,644	207,397	8,730	18,604	7,810
16,556	24,216	234,294	28,063	35,053	24,897
12,165	15,693	274,046	17,881	27,944	15,571
27,714	55,981	1,544,468	56,046	137,181	51,900
36,959	34,594	86,674	51,061	45,795	46,609
1,915	3,392	82,697	3,380	7,209	3,132
5,859	10,428	240,591	10,777	22,706	10,796
414	448	14,910	728	1,389	559
198	278	6,222	167	547	399
818	1,607	36,484	1,531	3,251	1,330
13,751	22,435	552,359	19,974	48,953	20,639
—	—	—	19,000	—	18,627
231,028	380,797	8,087,444	417,878	779,998	388,222
(5,000)	—	—	—	—	—
226,028	380,797	8,087,444	417,878	779,998	388,222
(26,916)	(27,627)	(3,173,749)	(59,882)	(222,558)	(53,122)

(465,457)	(1,203,362)	(207,353)	(2,059,820)	(1,538,770)	(2,510,477)
—	—	—	—	—	—
(3,278,790)	1,482,431	(149,353,104)	(1,911,483)	(4,080,914)	(6,773,112)
(2,171,120)	2,934,619	(91,834,500)	409,491	(4,059,002)	(1,518,164)
(5,915,367)	3,213,688	(241,394,957)	(3,561,812)	(9,678,686)	(10,801,753)
$(5,942,283)	$3,186,061	$(244,568,706)	$(3,621,694)	$(9,901,244)	$(10,854,875)

See accompanying notes to the financial statements.

234 :: Statements of Operations :: For the Periods Indicated

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016
INVESTMENT INCOME:
Dividends	$725,180	$215,617	$101,642	$9,370
Interest	20,999	10,484	38,901	2,550
Foreign tax withholding	—	(19)	—	—
TOTAL INVESTMENT INCOME	746,179	226,082	140,543	11,920
EXPENSES:
Advisory fees	442,032	116,034	599,312	45,952
Management services fees	88,407	23,207	119,863	9,190
Administration fees	22,867	5,573	31,120	2,373
Distribution and services fees—Service Class	64,025	10,749	56,628	3,580
Transfer agency fees	43,810	9,387	52,287	4,750
Administrative services fees	155,708	36,936	208,495	15,556
Registration and filing fees	46,360	37,386	41,973	38,511
Custody fees	8,902	2,119	12,318	925
Fund accounting fees	27,052	7,825	36,493	2,800
Trustee fees	1,778	314	2,065	150
Compliance services fees	733	99	1,043	60
Service fees	3,917	1,039	5,564	418
Other fees	58,227	14,829	83,843	7,863
Recoupment of prior expenses reduced by the Advisor	—	22,000	—	—
Total Gross Expenses before reductions	963,818	287,497	1,251,004	132,128
Expenses reduced and reimbursed by the Advisor	—	—	—	(19,489)
TOTAL NET EXPENSES	963,818	287,497	1,251,004	112,639
NET INVESTMENT INCOME (LOSS)	(217,639)	(61,415)	(1,110,461)	(100,719)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,314,013)	942,818	(1,915,622)	(1,154,270)
Net realized gains (losses) on swap agreements	(10,353,842)	841,332	(247,535)	(1,133,508)
Change in net unrealized appreciation/depreciation on investments	(7,640,625)	(155,633)	2,250,559	(15,272)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(20,308,480)	1,628,517	87,402	(2,303,050)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,526,119)	$1,567,102	$(1,023,059)	$(2,403,769)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 235

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund
Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016

$764,507	$191,291	$268,041	$124,023	$659,948	$228,442
18,751	5,136	9,491	14,754	15,289	6,063
(208)	(289)	—	(12,963)	—	—
783,050	196,138	277,532	125,814	675,237	234,505

263,233	68,617	130,576	182,730	230,566	107,445
52,647	13,724	26,116	36,546	46,113	21,489
13,441	3,673	6,834	9,414	11,828	5,623
37,761	7,987	15,261	17,148	31,997	18,419
27,023	9,734	12,360	28,782	21,727	11,056
85,125	20,461	45,376	45,075	79,935	37,040
37,640	29,091	33,008	33,768	49,695	38,998
5,445	1,505	2,569	3,925	4,584	2,266
16,250	4,528	8,054	11,178	14,667	6,739
668	199	484	469	644	390
451	119	206	274	269	40
2,457	676	1,205	1,750	2,149	993
36,459	11,447	18,760	25,806	32,550	21,077
—	—	20,752	—	12,659	—
578,600	171,761	321,561	396,865	539,383	271,575
—	(1,000)	—	—	—	—
578,600	170,761	321,561	396,865	539,383	271,575
204,450	25,377	(44,029)	(271,051)	135,854	(37,070)

(902,465)	(1,132,671)	422,421	(4,870,595)	174,796	(189,715)
(1,027,688)	(502,907)	(601,375)	13,059,912	3,927,444	53,772
423,856	569,728	(1,473,845)	25,256,933	3,847,180	1,078,303
(1,506,297)	(1,065,850)	(1,652,799)	33,446,250	7,949,420	942,360
$(1,301,847)	$(1,040,473)	$(1,696,828)	$33,175,199	$8,085,274	$905,290

See accompanying notes to the financial statements.

236 :: Statements of Operations :: For the Periods Indicated

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016
INVESTMENT INCOME:
Dividends	$179,034	$1,698,765	$551,266	$—
Interest	4,961	29,165	16,951	8,175
TOTAL INVESTMENT INCOME	183,995	1,727,930	568,217	8,175
EXPENSES:
Advisory fees	97,683	317,276	208,659	38,043
Management services fees	19,537	63,456	41,732	7,609
Administration fees	5,095	15,724	11,070	1,997
Distribution and services fees—Service Class	17,352	26,254	24,244	2,367
Transfer agency fees	12,151	21,971	20,107	4,111
Administrative services fees	29,190	109,597	74,242	12,276
Registration and filing fees	45,958	47,422	47,182	41,190
Custody fees	2,267	6,157	4,275	713
Fund accounting fees	6,916	18,573	13,445	2,345
Trustee fees	395	583	545	115
Compliance services fees	226	434	265	53
Service fees	907	3,016	2,088	358
Other fees	16,811	39,658	29,125	5,505
Recoupment of prior expenses reduced by the Advisor	—	58,928	37,539	—
Total Gross Expenses before reductions	254,488	729,049	514,518	116,682
Expenses reduced and reimbursed by the Advisor	(8,000)	—	—	(22,862)
TOTAL NET EXPENSES	246,488	729,049	514,518	93,820
NET INVESTMENT INCOME (LOSS)	(62,493)	998,881	53,699	(85,645)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(109,325)	(250,838)	(686,747)	—
Net realized gains (losses) on swap agreements	(367,794)	7,990,650	4,352,243	(721,607)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	412,924	6,091,306	1,728,980	(49,131)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(64,195)	13,831,118	5,394,476	(770,738)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(126,688)	$14,829,999	$5,448,175	$(856,383)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 237

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016	Year Ended July 31, 2016

$—	$—	$—	$—	$—	$—
20,174	3,837	374,557	21,412	107,259	65,974
20,174	3,837	374,557	21,412	107,259	65,974

91,159	19,682	306,417	112,507	455,261	304,766
18,232	3,937	91,926	22,501	91,053	60,954
4,900	1,048	25,028	5,827	22,320	15,907
25,761	116	83,791	10,444	37,748	134,785
11,476	2,196	54,136	9,324	39,094	45,081
26,906	6,897	146,085	42,882	149,571	83,583
39,547	36,442	63,430	25,934	47,940	49,698
1,787	406	9,761	2,287	8,672	25,141
5,684	1,212	29,265	6,781	26,144	18,610
326	93	1,302	419	1,442	1,138
168	49	681	201	817	395
866	184	4,620	1,024	4,040	2,850
12,250	4,054	48,259	14,662	51,465	60,103
25,761	—	—	—	—	—
264,823	76,316	864,701	254,793	935,567	803,011
(13,568)	(29,486)	—	—	—	—
251,255	46,830	864,701	254,793	935,567	803,011
(231,081)	(42,993)	(490,144)	(233,381)	(828,308)	(737,037)

—	—	770,198	—	—	—
(13,852,013)	(802,069)	15,995,060	(1,414,329)	(11,430,901)	—
—	—	—	—	—	(1,214,811)
(1,162,425)	70,105	(1,313,263)	331,436	3,166,035	(745,022)
(15,014,438)	(731,964)	15,451,995	(1,082,893)	(8,264,866)	(1,959,833)
$(15,245,519)	$(774,957)	$14,961,851	$(1,316,274)	$(9,093,174)	$(2,696,870)

See accompanying notes to the financial statements.

238 :: Statements of Operations :: For the Periods Indicated

Falling U.S. Dollar ProFund
Year Ended July 31, 2016
INVESTMENT INCOME:
Interest	$9,696
TOTAL INVESTMENT INCOME	9,696
EXPENSES:
Advisory fees	40,762
Management services fees	8,153
Administration fees	2,143
Distribution and services fees—Service Class	21,582
Transfer agency fees	7,805
Administrative services fees	8,277
Registration and filing fees	31,322
Custody fees	21,870
Fund accounting fees	2,520
Trustee fees	124
Compliance services fees	69
Service fees	393
Other fees	8,618
Total Gross Expenses before reductions	153,638
Expenses reduced and reimbursed by the Advisor	(35,314)
TOTAL NET EXPENSES	118,324
NET INVESTMENT INCOME (LOSS)	(108,628)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(6,736)
Change in net unrealized appreciation/depreciation on investments	15,769
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,033
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(99,595)

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Mid-Cap ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(324,260)	$(517,754)	$(242,052)	$(437,897)
Net realized gains (losses) on investments	5,685,694	8,651,355	(7,594,925)	5,759,627
Change in net unrealized appreciation/depreciation on investments	(2,423,099)	1,168,962	657,424	143,628
Change in net assets resulting from operations	2,938,335	9,302,563	(7,179,553)	5,465,358
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(92,277)	(933,344)
Service Class	—	—	(2,390)	(33,971)
Change in net assets resulting from distributions	—	—	(94,667)	(967,315)
Change in net assets resulting from capital transactions	(9,196,302)	(55,927,807)	32,492,056	(2,767,043)
Change in net assets	(6,257,967)	(46,625,244)	25,217,836	1,731,000
NET ASSETS:
Beginning of period	69,303,393	115,928,637	31,798,363	30,067,363
End of period	$63,045,426	$69,303,393	$57,016,199	$31,798,363
Accumulated net investment income (loss)	$(162,627)	$(295,467)	$(244,103)	$(430,000)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$986,575,307	$957,812,327	$735,751,816	$277,164,777
Distributions reinvested	—	—	8,602	932,114
Value of shares redeemed	(993,808,272)	(1,010,033,626)	(699,237,348)	(280,958,287)
Service Class
Proceeds from shares issued	57,026,393	91,075,586	3,817,335	8,107,720
Distributions reinvested	—	—	2,390	33,971
Value of shares redeemed	(58,989,730)	(94,782,094)	(7,850,739)	(8,047,338)
Change in net assets resulting from capital transactions	$(9,196,302)	$(55,927,807)	$32,492,056	$(2,767,043)
SHARE TRANSACTIONS:
Investor Class
Issued	10,786,483	10,382,920	10,150,622	3,795,087
Reinvested	—	—	118	13,435
Redeemed	(10,847,527)	(10,937,114)	(9,783,909)	(3,817,697)
Service Class
Issued	722,440	1,135,049	60,992	125,234
Reinvested	—	—	38	555
Redeemed	(753,278)	(1,184,566)	(125,206)	(126,604)
Change in shares	(91,882)	(603,711)	302,655	(9,990)

(a)                                 As described in Note 10, adjusted for 3:1 stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Small-Cap ProFund		NASDAQ-100 ProFund				Large-Cap Value ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016		Year Ended July 31, 2015		Year Ended July 31, 2016	Year Ended July 31, 2015

$(155,387)	$(384,675)	$(643,682)		$(809,653)		$89,032	$114,273
(1,043,638)	1,514,387	2,143,004		7,326,958		13,675	2,417,777
(619,350)	392,207	(1,574,022)		5,704,887		176,718	(2,557,242)
(1,818,375)	1,521,919	(74,700)		12,222,192		279,425	(25,192)

—	—	—		—		(50,320)	(108,485)
—	—	—		—		(40,154)	—

—	—	—		(1,013,027)		(20,818)	(432,514)
—	—	—		(187,995)		(24,300)	(146,711)
—	—	—		(1,201,022)		(135,592)	(687,710)
24,449,863	9,045,331	(22,449,419)		10,833,558		3,378,835	(21,758,623)
22,631,488	10,567,250	(22,524,119)		21,854,728		3,522,668	(22,471,525)

26,895,532	16,328,282	79,110,883		57,256,155		10,258,916	32,730,441
$49,527,020	$26,895,532	$56,586,764		$79,110,883		$13,781,584	$10,258,916
$(545,482)	$(983,827)	$(462,071)		$(585,313)		$76,622	$77,253

$357,679,554	$341,622,461	$1,338,742,208		$1,341,259,575		$92,113,665	$78,154,945
—	—	—		1,001,928		70,768	539,147
(330,023,361)	(334,197,235)	(1,339,213,567)		(1,348,541,958)		(90,192,018)	(97,292,056)

37,332,097	72,490,559	97,983,127		281,203,188		41,821,050	79,514,958
—	—	—		187,937		64,229	144,856
(40,538,427)	(70,870,454)	(119,961,187)		(264,277,112)		(40,498,859)	(82,820,473)
$24,449,863	$9,045,331	$(22,449,419)		$10,833,558		$3,378,835	$(21,758,623)

5,593,195	5,144,906	29,879,239	(a)	30,668,316	(a)	1,780,816	1,450,226
—	—	—		23,508	(a)	1,388	10,263
(5,200,729)	(5,036,979)	(29,906,324	)(a)	(30,758,532	)(a)	(1,748,969)	(1,824,793)

696,261	1,257,409	2,547,027	(a)	7,448,658	(a)	910,537	1,580,100
—	—	—		5,139	(a)	1,369	3,011
(757,645)	(1,229,138)	(3,111,750	)(a)	(7,047,495	)(a)	(883,750)	(1,651,534)
331,082	136,198	(591,808)		339,594		61,391	(432,727)

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(85,164)	$(73,833)	$44,903	$(42,728)
Net realized gains (losses) on investments	2,226,165	409,001	(641,514)	1,946,116
Change in net unrealized appreciation/depreciation on investments	533,435	1,649,976	3,024,917	(1,725,770)
Change in net assets resulting from operations	2,674,436	1,985,144	2,428,306	177,618
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments
Investor Class	(10,178)	(428,000)	—	(290,014)
Service Class	(8,005)	(170,008)	—	(133,137)
Change in net assets resulting from distributions	(18,183)	(598,008)	—	(423,151)
Change in net assets resulting from capital transactions	(2,275,953)	5,496,009	25,718,616	(15,750,648)
Change in net assets	380,300	6,883,145	28,146,922	(15,996,181)
NET ASSETS:
Beginning of period	24,086,415	17,203,270	6,562,229	22,558,410
End of period	$24,466,715	$24,086,415	$34,709,151	$6,562,229
Accumulated net investment income (loss)	$(48,078)	$(49,587)	$(102,029)	$(208,328)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$157,895,663	$104,365,978	$239,644,372	$29,716,016
Distributions reinvested	10,017	423,849	—	282,194
Value of shares redeemed	(153,511,814)	(103,744,487)	(214,423,041)	(41,704,597)
Service Class
Proceeds from shares issued	34,352,653	52,077,694	42,481,967	50,783,242
Distributions reinvested	7,978	161,370	—	132,521
Value of shares redeemed	(41,030,450)	(47,788,395)	(41,984,682)	(54,960,024)
Change in net assets resulting from capital transactions	$(2,275,953)	$5,496,009	$25,718,616	$(15,750,648)
SHARE TRANSACTIONS:
Investor Class
Issued	2,497,527	1,658,329	3,690,634	437,372
Reinvested	156	6,961	—	4,420
Redeemed	(2,393,880)	(1,657,072)	(3,302,041)	(619,665)
Service Class
Issued	624,825	928,808	786,332	850,668
Reinvested	142	2,994	—	2,364
Redeemed	(749,078)	(854,991)	(774,734)	(922,007)
Change in shares	(20,308)	85,029	400,191	(246,848)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(165,092)	$(184,121)	$(8,587)	$(83,675)	$(125,499)	$(209,880)
(2,725,047)	365,123	53,459	1,843,257	(474,989)	(795,336)
(277,839)	1,635,258	1,952,193	(943,805)	(1,469,548)	2,611,512
(3,167,978)	1,816,260	1,997,065	815,777	(2,070,036)	1,606,296

—	—	—	—	(515,958)	(455,446)
—	—	—	—	(143,909)	(806,213)
—	—	—	—	(659,867)	(1,261,659)
8,089,861	7,739,084	17,754,046	(2,412,132)	(8,258,815)	18,642,423
4,921,883	9,555,344	19,751,111	(1,596,355)	(10,988,718)	18,987,060

19,336,107	9,780,763	5,913,307	7,509,662	28,236,816	9,249,756
$24,257,990	$19,336,107	$25,664,418	$5,913,307	$17,248,098	$28,236,816
$(313,121)	$(317,752)	$(127,721)	$(345,498)	$(232,362)	$(326,208)

$129,046,375	$103,634,658	$343,942,571	$132,245,785	$112,432,613	$162,348,737
—	—	—	—	514,540	451,894
(115,816,548)	(99,802,408)	(326,482,139)	(131,571,689)	(118,355,399)	(147,730,975)

35,306,190	97,730,805	42,989,892	52,269,720	29,368,341	138,511,983
—	—	—	—	143,768	802,378
(40,446,156)	(93,823,971)	(42,696,278)	(55,355,948)	(32,362,678)	(135,741,594)
$8,089,861	$7,739,084	$17,754,046	$(2,412,132)	$(8,258,815)	$18,642,423

1,886,351	1,486,907	5,109,919	1,931,208	1,713,159	2,388,178
—	—	—	—	8,016	6,997
(1,737,713)	(1,430,186)	(4,845,522)	(1,925,529)	(1,824,956)	(2,178,400)

589,939	1,619,600	766,504	876,283	519,919	2,336,660
—	—	—	—	2,625	14,354
(688,852)	(1,554,205)	(763,304)	(913,967)	(579,345)	(2,300,234)
49,725	122,116	267,597	(32,005)	(160,582)	267,555

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		UltraBull ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$261,911	$315,206	$(47,278)	$(272,417)
Net realized gains (losses) on investments	(2,425,707)	(247,120)	5,321,476	5,660,881
Change in net unrealized appreciation/depreciation on investments	(108,324)	(2,050,913)	(1,887,340)	8,791,208
Change in net assets resulting from operations	(2,272,120)	(1,982,827)	3,386,858	14,179,672
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(749,540)	(168,651)	—	—
Service Class	(182,908)	(5,078)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(932,448)	(173,729)	—	—
Change in net assets resulting from capital transactions	1,933,297	(19,388,474)	(7,809,726)	(28,386,871)
Change in net assets	(1,271,271)	(21,545,030)	(4,422,868)	(14,207,199)
NET ASSETS:
Beginning of period	5,259,737	26,804,767	94,946,874	109,154,073
End of period	$3,988,466	$5,259,737	$90,524,006	$94,946,874
Accumulated net investment income (loss)	$509,381	$1,179,918	$(42,518)	$(197,164)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$70,524,969	$72,471,267	$1,028,462,811	$1,103,370,750
Distributions reinvested	738,124	168,274	—	—
Value of shares redeemed	(68,420,803)	(90,309,227)	(1,026,756,236)	(1,114,338,857)
Service Class
Proceeds from shares issued	9,133,327	12,086,799	86,694,398	123,558,421
Distributions reinvested	181,310	5,070	—	—
Value of shares redeemed	(10,223,630)	(13,810,657)	(96,210,699)	(140,977,185)
Change in net assets resulting from capital transactions	$1,933,297	$(19,388,474)	$(7,809,726)	$(28,386,871)
SHARE TRANSACTIONS:
Investor Class
Issued	5,894,420	4,860,961	10,201,191	10,885,423
Reinvested	59,719	10,400	—	—
Redeemed	(5,893,941)	(6,046,964)	(10,207,464)	(11,007,958)
Service Class
Issued	733,502	799,396	1,053,612	1,434,506
Reinvested	14,143	304	—	—
Redeemed	(836,595)	(916,550)	(1,146,299)	(1,665,229)
Change in shares	(28,752)	(1,292,453)	(98,960)	(353,258)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(266,712)	$(504,812)	$(318,452)	$(410,081)	$(8,431)	$(113,788)
3,451,260	6,946,838	(1,792,280)	9,959,767	2,796,005	2,863,589
(2,385,811)	4,822,058	(284,994)	552,970	186,827	626,316
798,737	11,264,084	(2,395,726)	10,102,656	2,974,401	3,376,117

—	—	—	—	—	—
—	—	—	—	—	—

—	(4,133,415)	—	—	—	—
—	(136,751)	—	—	—	—
—	(4,270,166)	—	—	—	—
(4,389,411)	9,689,584	14,068,453	(14,249,879)	(2,314,307)	(2,193,516)
(3,590,674)	16,683,502	11,672,727	(4,147,223)	660,094	1,182,601

81,151,973	64,468,471	48,901,098	53,048,321	18,806,578	17,623,977
$77,561,299	$81,151,973	$60,573,825	$48,901,098	$19,466,672	$18,806,578
$(237,369)	$(899,131)	$(827,534)	$(960,866)	$(64,296)	$(184,425)

$321,549,423	$375,232,716	$1,125,447,337	$772,845,308	$123,881,484	$211,371,180
—	4,033,645	—	—	—	—
(325,113,510)	(369,785,458)	(1,110,650,686)	(783,534,934)	(125,417,158)	(213,644,021)

3,532,184	8,207,056	33,961,965	37,484,582	4,559,774	8,194,279
—	136,751	—	—	—	—
(4,357,508)	(8,135,126)	(34,690,163)	(41,044,835)	(5,338,407)	(8,114,954)
$(4,389,411)	$9,689,584	$14,068,453	$(14,249,879)	$(2,314,307)	$(2,193,516)

3,867,148	4,170,472	33,177,300	19,816,619	2,026,372	3,297,830
—	50,962	—	—	—	—
(3,937,370)	(4,118,381)	(32,791,078)	(20,081,820)	(2,027,564)	(3,315,159)

49,938	103,810	1,187,718	1,142,379	82,526	142,781
—	1,987	—	—	—	—
(61,366)	(103,900)	(1,203,035)	(1,242,591)	(95,850)	(147,150)
(81,650)	104,950	370,905	(365,413)	(14,516)	(21,698)

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,521,705)	$(1,768,394)	$(97,935)	$(591,430)
Net realized gains (losses) on investments	5,944,079	51,005,822	(2,240,097)	3,330,068
Change in net unrealized appreciation/depreciation on investments	121,548	28,779,932	(278,047)	3,342,249
Change in net assets resulting from operations	4,543,922	78,017,360	(2,616,079)	6,080,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	(13,723,406)	(59,228,037)	819,523	(15,040,667)
Change in net assets	(9,179,484)	18,789,323	(1,796,556)	(8,959,780)
NET ASSETS:
Beginning of period	263,197,739	244,408,416	9,160,905	18,120,685
End of period	$254,018,255	$263,197,739	$7,364,349	$9,160,905
Accumulated net investment income (loss)	$(820,859)	$(1,033,938)	$(546,079)	$(1,052,590)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,934,459,525	$1,920,592,868	$62,280,943	$346,887,788
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,948,064,239)	(1,976,766,943)	(61,401,017)	(362,020,131)
Service Class
Proceeds from shares issued	25,122,476	21,180,941	1,865,109	5,462,301
Value of shares redeemed	(25,241,168)	(24,234,903)	(1,925,512)	(5,370,625)
Change in net assets resulting from capital transactions	$(13,723,406)	$(59,228,037)	$819,523	$(15,040,667)
SHARE TRANSACTIONS:
Investor Class
Issued	21,268,235	21,925,001	4,759,687	21,293,549
Reinvested	—	—	—	—
Redeemed	(21,400,682)	(22,567,842)	(4,735,740)	(21,775,913)
Service Class
Issued	315,416	282,800	145,157	342,084
Redeemed	(322,913)	(328,436)	(152,284)	(340,070)
Change in shares	(139,944)	(688,477)	16,820	(480,350)

(a)                                 As described in Note 10, share amounts have been adjusted for 1:10 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

UltraEmerging Markets ProFund		UltraLatin America ProFund				UltraChina ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016		Year Ended July 31, 2015		Year Ended July 31, 2016	Year Ended July 31, 2015

$(2,803)	$(45,020)	$73,975		$7,634		$(148,384)	$(149,677)
(515,108)	(4,981,539)	(3,805,232)		(8,191,101)		(2,002,957)	(6,632,424)
340,890	(1,912,712)	3,502,252		(926,587)		(1,887,967)	301,869
(177,021)	(6,939,271)	(229,005)		(9,110,054)		(4,039,308)	(6,480,232)

—	(48,075)	(46,898)		(120,933)		—	—
—	(48,075)	(46,898)		(120,933)		—	—
5,499,234	(16,244,618)	12,405,995		8,406,288		(8,231,380)	2,177,858
5,322,213	(23,231,964)	12,130,092		(824,699)		(12,270,688)	(4,302,374)

10,029,257	33,261,221	13,381,015		14,205,714		20,513,860	24,816,234
$15,351,470	$10,029,257	$25,511,107		$13,381,015		$8,243,172	$20,513,860
$(24,019)	$(48,448)	$32,292		$5,215		$(256,399)	$(204,723)

$86,850,716	$90,230,100	$184,784,076		$182,031,505		$116,849,049	$233,496,829
—	44,641	40,779		118,888		—	—
(81,656,893)	(103,628,116)	(172,896,348)		(173,356,424)		(126,083,304)	(229,522,798)

8,384,204	5,120,958	9,873,935		1,955,631		13,304,138	13,518,807
(8,078,793)	(8,012,201)	(9,396,447)		(2,343,312)		(12,301,263)	(15,314,980)
$5,499,234	$(16,244,618)	$12,405,995		$8,406,288		$(8,231,380)	$2,177,858

12,982,973	8,100,210	9,448,374	(a)	4,154,265	(a)	12,445,785	16,304,574
—	4,564	2,549	(a)	2,811	(a)	—	—
(12,296,717)	(9,243,410)	(8,991,409	)(a)	(3,884,229	)(a)	(13,365,669)	(16,248,990)

1,264,818	448,316	483,776	(a)	44,295	(a)	1,454,305	986,022
(1,242,745)	(686,599)	(451,896	)(a)	(51,300	)(a)	(1,381,429)	(1,134,584)
708,329	(1,376,919)	491,394		265,842		(847,008)	(92,978)

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		Bear ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(545,279)	$(821,571)	$(710,871)	$(593,735)
Net realized gains (losses) on investments	(18,743,435)	19,447,373	(8,216,158)	(5,133,520)
Change in net unrealized appreciation/depreciation on investments	(1,777,334)	619,226	744,990	(1,505,573)
Change in net assets resulting from operations	(21,066,048)	19,245,028	(8,182,039)	(7,232,828)
Change in net assets resulting from capital transactions	(13,784,088)	(719,842)	(16,108,659)	34,655,829
Change in net assets	(34,850,136)	18,525,186	(24,290,698)	27,423,001
NET ASSETS:
Beginning of period	58,032,216	39,507,030	53,000,551	25,577,550
End of period	$23,182,080	$58,032,216	$28,709,853	$53,000,551
Accumulated net investment income (loss)	$679,845	$(603,683)	$(392,461)	$(293,305)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$168,793,017	$188,546,553	$568,544,724	$429,879,597
Value of shares redeemed	(182,539,263)	(189,743,111)	(590,012,821)	(396,705,752)
Service Class
Proceeds from shares issued	21,489,774	18,582,796	24,024,297	33,566,205
Value of shares redeemed	(21,527,616)	(18,106,080)	(18,664,859)	(32,084,221)
Change in net assets resulting from capital transactions	$(13,784,088)	$(719,842)	$(16,108,659)	$34,655,829
SHARE TRANSACTIONS:
Investor Class
Issued	10,356,595	9,515,863	61,108,168	44,419,079
Redeemed	(11,079,006)	(9,811,386)	(64,043,385)	(41,200,559)
Service Class
Issued	1,419,936	1,060,910	2,723,449	3,578,566
Redeemed	(1,410,237)	(1,041,036)	(2,080,836)	(3,440,948)
Change in shares	(712,712)	(275,649)	(2,292,604)	3,356,138

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(315,143)	$(244,047)	$(315,928)	$(151,250)	$(259,770)	$(353,223)
(2,231,378)	(1,595,687)	(6,784,240)	(2,305,546)	(3,902,949)	(4,292,077)
78,879	(394,287)	456,961	(699,780)	251,707	(1,419,718)
(2,467,642)	(2,234,021)	(6,643,207)	(3,156,576)	(3,911,012)	(6,065,018)
2,915,548	(2,647,997)	(33,183,430)	40,048,762	10,076,974	(3,418,530)
447,906	(4,882,018)	(39,826,637)	36,892,186	6,165,962	(9,483,548)

10,879,633	15,761,651	49,902,338	13,010,152	12,665,622	22,149,170
$11,327,539	$10,879,633	$10,075,701	$49,902,338	$18,831,584	$12,665,622
$(469,100)	$(358,922)	$(375,585)	$(239,615)	$(151,141)	$(184,650)

$210,380,894	$168,706,848	$808,507,648	$908,376,848	$221,668,477	$199,945,756
(206,827,012)	(176,283,137)	(839,820,480)	(870,013,608)	(212,104,800)	(203,913,756)

43,882,353	62,055,275	16,462,603	51,388,564	30,235,770	186,694,105
(44,520,687)	(57,126,983)	(18,333,201)	(49,703,042)	(29,722,473)	(186,144,635)
$2,915,548	$(2,647,997)	$(33,183,430)	$40,048,762	$10,076,974	$(3,418,530)

9,859,284	7,801,503	48,419,524	50,114,924	42,439,792	33,843,885
(9,765,402)	(8,122,482)	(50,609,949)	(47,845,953)	(40,587,923)	(34,643,142)

2,065,336	2,852,709	1,019,474	2,976,967	5,920,193	33,847,636
(2,098,975)	(2,659,241)	(1,158,084)	(2,870,478)	(5,786,149)	(33,865,115)
60,243	(127,511)	(2,329,035)	2,375,460	1,985,913	(816,736)

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,222)	$(48,164)	$(205,676)	$(263,318)
Net realized gains (losses) on investments	(1,705,759)	(714,361)	(1,994,167)	(2,300,147)
Change in net unrealized appreciation/depreciation on investments	100,838	(227,243)	191,084	(885,470)
Change in net assets resulting from operations	(1,667,143)	(989,768)	(2,008,759)	(3,448,935)
Change in net assets resulting from capital transactions	1,011,376	1,302,193	3,760,666	(5,212,512)
Change in net assets	(655,767)	312,425	1,751,907	(8,661,447)
NET ASSETS:
Beginning of period	2,400,379	2,087,954	8,598,874	17,260,321
End of period	$1,744,612	$2,400,379	$10,350,781	$8,598,874
Accumulated net investment income (loss)	$(87,107)	$(77,856)	$(326,690)	$(483,275)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$99,798,410	$73,483,316	$172,731,531	$219,411,682
Value of shares redeemed	(98,693,428)	(72,161,358)	(170,104,814)	(224,166,990)
Service Class
Proceeds from shares issued	107,613	1,025,534	88,504,753	24,047,826
Value of shares redeemed	(201,219)	(1,045,299)	(87,370,804)	(24,505,030)
Change in net assets resulting from capital transactions	$1,011,376	$1,302,193	$3,760,666	$(5,212,512)
SHARE TRANSACTIONS:
Investor Class
Issued	19,429,351	13,907,186	8,369,974	9,919,406
Redeemed	(19,459,064)	(13,728,143)	(8,242,235)	(10,108,023)
Service Class
Issued	21,022	170,631	4,622,558	1,166,587
Redeemed	(38,088)	(175,095)	(4,571,825)	(1,180,318)
Change in shares	(46,779)	174,579	178,472	(202,348)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(91,912)	$(84,384)	$(206,820)	$(179,756)	$(348,336)	$(117,704)
(1,346,678)	(477,471)	(4,929,966)	(3,969,714)	(1,591,448)	(222,532)
86,036	(291,289)	174,113	(635,306)	247,055	(671,073)
(1,352,554)	(853,144)	(4,962,673)	(4,784,776)	(1,692,729)	(1,011,309)
2,312,240	958,531	5,413,499	7,663,503	3,946,768	(2,321,694)
959,686	105,387	450,826	2,878,727	2,254,039	(3,333,003)

4,178,709	4,073,322	11,992,695	9,113,968	5,998,512	9,331,515
$5,138,395	$4,178,709	$12,443,521	$11,992,695	$8,252,551	$5,998,512
$(144,617)	$(151,446)	$(119,572)	$(97,818)	$(403,642)	$(153,681)

$77,550,897	$83,859,911	$262,227,392	$346,114,522	$86,541,615	$69,008,724
(75,647,757)	(82,913,268)	(256,705,734)	(338,014,877)	(83,002,308)	(71,329,779)

3,486,335	2,024,577	4,349,080	1,806,948	119,313,328	3,569,452
(3,077,235)	(2,012,689)	(4,457,239)	(2,243,090)	(118,905,867)	(3,570,091)
$2,312,240	$958,531	$5,413,499	$7,663,503	$3,946,768	$(2,321,694)

12,995,253	12,860,184	24,228,337	26,795,433	3,439,156	2,847,715
(12,713,773)	(12,700,401)	(23,896,829)	(26,208,975)	(3,330,153)	(2,956,288)

588,237	350,305	420,950	132,570	5,051,600	138,584
(492,210)	(352,031)	(434,106)	(160,809)	(5,059,012)	(144,992)
377,507	158,057	318,352	558,219	101,591	(114,981)

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(199,838)	$(128,051)	$(188,493)	$(88,158)
Net realized gains (losses) on investments	(3,603,563)	2,693,816	(6,357,754)	2,380,724
Change in net unrealized appreciation/depreciation on investments	441,672	(620,486)	296,394	(596,289)
Change in net assets resulting from operations	(3,361,729)	1,945,279	(6,249,853)	1,696,277
Change in net assets resulting from capital transactions	3,465,583	(1,180,575)	6,083,459	1,842,998
Change in net assets	103,854	764,704	(166,394)	3,539,275
NET ASSETS:
Beginning of period	6,479,440	5,714,736	6,517,988	2,978,713
End of period	$6,583,294	$6,479,440	$6,351,594	$6,517,988
Accumulated net investment income (loss)	$(276,278)	$(262,364)	$(245,715)	$(131,408)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$100,992,899	$68,020,659	$207,963,459	$122,245,058
Value of shares redeemed	(97,728,912)	(69,045,215)	(202,707,289)	(120,870,961)
Service Class
Proceeds from shares issued	2,817,766	504,543	5,602,076	4,409,873
Value of shares redeemed	(2,616,170)	(660,562)	(4,774,787)	(3,940,972)
Change in net assets resulting from capital transactions	$3,465,583	$(1,180,575)	$6,083,459	$1,842,998
SHARE TRANSACTIONS:
Investor Class
Issued	9,055,010	7,844,904	7,702,911	7,391,359
Redeemed	(8,856,264)	(7,916,792)	(7,582,994)	(7,340,491)
Service Class
Issued	243,121	60,986	202,733	239,809
Redeemed	(240,664)	(83,199)	(179,605)	(237,999)
Change in shares	201,203	(94,101)	143,045	52,678

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 253

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(71,662)	$(38,727)	$(38,574)	$(32,960)	$(26,916)	$(88,961)
(1,422,423)	488,906	482,892	(1,149,467)	(3,744,247)	2,709,882
101,119	(189,125)	86,300	(32,625)	(2,171,120)	(343,319)
(1,392,966)	261,054	530,618	(1,215,052)	(5,942,283)	2,277,602
577,016	2,352,961	1,733,059	228,917	(50,490,486)	48,576,661
(815,950)	2,614,015	2,263,677	(986,135)	(56,432,769)	50,854,263

4,426,742	1,812,727	1,038,846	2,024,981	62,905,223	12,050,960
$3,610,792	$4,426,742	$3,302,523	$1,038,846	$6,472,454	$62,905,223
$(98,503)	$(61,126)	$(56,478)	$(76,607)	$(69,872)	$(129,902)

$101,986,961	$73,160,204	$58,858,277	$45,151,165	$65,923,972	$132,784,200
(101,397,383)	(70,699,377)	(57,123,606)	(44,891,199)	(112,317,706)	(89,447,322)

2,929,305	8,170,320	959,922	1,758,125	7,083,981	11,207,999
(2,941,867)	(8,278,186)	(961,534)	(1,789,174)	(11,180,733)	(5,968,216)
$577,016	$2,352,961	$1,733,059	$228,917	$(50,490,486)	$48,576,661

5,962,283	4,916,284	3,846,235	2,595,280	2,198,875	4,092,452
(5,988,439)	(4,739,652)	(3,711,617)	(2,592,094)	(3,607,855)	(2,870,787)

167,300	658,651	63,543	84,976	237,448	351,429
(164,448)	(656,662)	(62,784)	(85,547)	(402,603)	(188,646)
(23,304)	178,621	135,377	2,615	(1,574,135)	1,384,448

See accompanying notes to the financial statements.

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(27,627)	$(66,035)	$(3,173,749)	$(7,621,524)
Net realized gains (losses) on investments	279,069	(290,557)	(149,560,457)	176,146,706
Change in net unrealized appreciation/depreciation on investments	2,934,619	(2,868,861)	(91,834,500)	114,435,026
Change in net assets resulting from operations	3,186,061	(3,225,453)	(244,568,706)	282,960,208
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	(64,063,304)
Service Class	—	—	—	(3,833,302)
Change in net assets resulting from distributions	—	—	—	(67,896,606)
Change in net assets resulting from capital transactions	35,606,027	(11,495,010)	(198,025,542)	178,453,206
Change in net assets	38,792,088	(14,720,463)	(442,594,248)	393,516,808
NET ASSETS:
Beginning of period	12,140,959	26,861,422	857,712,905	464,196,097
End of period	$50,933,047	$12,140,959	$415,118,657	$857,712,905
Accumulated net investment income (loss)	$(121,141)	$(219,816)	$(7,552,727)	$(6,002,065)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$97,214,370	$50,123,273	$341,490,051	$787,538,683
Distributions reinvested	—	—	—	62,987,818
Value of shares redeemed	(63,290,280)	(61,944,171)	(522,910,790)	(689,684,235)
Service Class
Proceeds from shares issued	10,473,497	3,153,839	19,154,286	63,865,329
Distributions reinvested	—	—	—	3,804,835
Value of shares redeemed	(8,791,560)	(2,827,951)	(35,759,089)	(50,059,224)
Change in net assets resulting from capital transactions	$35,606,027	$(11,495,010)	$(198,025,542)	$178,453,206
SHARE TRANSACTIONS:
Investor Class
Issued	2,071,746	872,513	5,825,219	11,503,013
Reinvested	—	—	—	980,203
Redeemed	(1,386,219)	(1,087,059)	(9,199,613)	(10,101,826)
Service Class
Issued	244,507	59,949	374,613	1,100,882
Reinvested	—	—	—	70,591
Redeemed	(208,424)	(54,591)	(698,479)	(887,192)
Change in shares	721,610	(209,188)	(3,698,260)	2,665,671

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(59,882)	$112,271	$(222,558)	$(535,815)	$(53,122)	$(144,210)
(3,971,303)	3,745,439	(5,619,684)	7,949,611	(9,283,589)	954,905
409,491	1,740,820	(4,059,002)	9,182,890	(1,518,164)	1,754,265
(3,621,694)	5,598,530	(9,901,244)	16,596,686	(10,854,875)	2,564,960

(67,747)	—	—	—	—	—

—	(33,700)	—	(495,981)	—	—
—	(3,166)	—	(28,602)	—	—
(67,747)	(36,866)	—	(524,583)	—	—
(33,161,858)	44,205,313	(53,310,947)	61,080,001	(44,625,687)	52,364,004
(36,851,299)	49,766,977	(63,212,191)	77,152,104	(55,480,562)	54,928,964

59,328,082	9,561,105	103,783,779	26,631,675	64,522,361	9,593,397
$22,476,783	$59,328,082	$40,571,588	$103,783,779	$9,041,799	$64,522,361
$(9,321)	$118,478	$(121,619)	$(462,725)	$(224,626)	$(254,397)

$116,412,693	$156,944,139	$81,678,163	$185,668,535	$95,551,398	$146,027,435
67,420	33,484	—	491,207	—	—
(149,085,530)	(114,936,221)	(132,097,206)	(125,816,411)	(136,297,013)	(97,547,543)

12,777,689	5,987,569	14,518,023	22,257,839	8,268,833	9,913,443
—	3,157	—	28,602	—	—
(13,334,130)	(3,826,815)	(17,409,927)	(21,549,771)	(12,148,905)	(6,029,331)
$(33,161,858)	$44,205,313	$(53,310,947)	$61,080,001	$(44,625,687)	$52,364,004

1,302,720	1,898,035	975,065	2,348,735	6,767,828	9,927,026
758	420	—	6,597	—	—
(1,742,362)	(1,377,445)	(1,633,363)	(1,607,313)	(9,976,470)	(6,785,236)

158,752	75,047	190,681	301,558	623,956	751,958
—	42	—	422	—	—
(169,108)	(49,404)	(232,366)	(288,552)	(963,892)	(475,274)
(449,240)	546,695	(699,983)	761,447	(3,548,578)	3,418,474

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(217,639)	$(840,135)	$(61,415)	$(152,710)
Net realized gains (losses) on investments	(12,667,855)	17,988,807	1,784,150	(204,532)
Change in net unrealized appreciation/depreciation on investments	(7,640,625)	12,560,360	(155,633)	(90,942)
Change in net assets resulting from operations	(20,526,119)	29,709,032	1,567,102	(448,184)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	(1,141,421)	(49,093)	(267,984)
Service Class	—	(147,060)	(1,817)	(38,507)
Change in net assets resulting from distributions	—	(1,288,481)	(50,910)	(306,491)
Change in net assets resulting from capital transactions	(106,289,329)	93,491,650	3,614,411	(2,781,201)
Change in net assets	(126,815,448)	121,912,201	5,130,603	(3,535,876)
NET ASSETS:
Beginning of period	167,675,554	45,763,353	7,507,614	11,043,490
End of period	$40,860,106	$167,675,554	$12,638,217	$7,507,614
Accumulated net investment income (loss)	$(721,127)	$(704,246)	$(192,952)	$(236,683)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$96,198,747	$285,853,843	$72,788,893	$89,045,983
Distributions reinvested	—	1,117,868	48,683	267,046
Value of shares redeemed	(190,533,644)	(204,950,029)	(68,033,483)	(92,077,695)
Service Class
Proceeds from shares issued	8,342,888	39,495,142	2,129,065	2,080,769
Distributions reinvested	—	146,459	1,817	38,507
Value of shares redeemed	(20,297,320)	(28,171,633)	(3,320,564)	(2,135,811)
Change in net assets resulting from capital transactions	$(106,289,329)	$93,491,650	$3,614,411	$(2,781,201)
SHARE TRANSACTIONS:
Investor Class
Issued	2,075,316	6,061,932	1,049,625	1,249,860
Reinvested	—	24,925	762	4,063
Redeemed	(4,101,350)	(4,416,095)	(974,555)	(1,316,010)
Service Class
Issued	195,699	942,391	34,909	32,054
Reinvested	—	3,684	31	637
Redeemed	(489,500)	(687,636)	(55,069)	(33,642)
Change in shares	(2,319,835)	1,929,201	55,703	(63,038)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(1,110,461)	$(881,641)	$(100,719)	$(116,149)	$204,450	$98,876
(2,163,157)	10,061,274	(2,287,778)	(360,964)	(1,930,153)	(12,041,246)
2,250,559	7,798,048	(15,272)	56,104	423,856	(7,390,082)
(1,023,059)	16,977,681	(2,403,769)	(421,009)	(1,301,847)	(19,332,452)

—	—	—	—	(116,869)	—

(6,212,555)	(467,091)	—	—	—	—
(811,933)	(39,491)	—	—	—	—
(7,024,488)	(506,582)	—	—	(116,869)	—
4,444,061	3,196,192	3,918,210	(980,737)	34,613,865	(9,587,747)
(3,603,486)	19,667,291	1,514,441	(1,401,746)	33,195,149	(28,920,199)

85,250,516	65,583,225	4,930,504	6,332,250	29,040,699	57,960,898
$81,647,030	$85,250,516	$6,444,945	$4,930,504	$62,235,848	$29,040,699
$(906,868)	$(885,538)	$(189,874)	$(218,060)	$82,599	$(3,721)

$144,797,663	$72,549,753	$72,342,055	$42,719,675	$131,267,402	$134,152,251
6,070,845	450,737	—	—	113,871	—
(142,262,617)	(73,514,250)	(69,562,727)	(43,724,189)	(95,333,274)	(147,107,170)

16,310,669	18,152,046	6,353,807	8,660,328	6,747,919	10,121,804
809,829	39,491	—	—	—	—
(21,282,328)	(14,481,585)	(5,214,925)	(8,636,551)	(8,182,053)	(6,754,632)
$4,444,061	$3,196,192	$3,918,210	$(980,737)	$34,613,865	$(9,587,747)

3,418,975	1,811,350	1,409,488	834,537	3,950,545	2,802,967
138,068	13,038	—	—	3,784	—
(3,527,948)	(1,912,842)	(1,409,971)	(859,684)	(2,914,430)	(3,023,704)

446,151	507,473	152,309	192,101	228,174	251,724
22,427	1,358	—	—	—	—
(601,138)	(431,830)	(132,324)	(194,109)	(281,344)	(171,240)
(103,465)	(11,453)	19,502	(27,155)	986,729	(140,253)

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,377	$17,979	$(44,029)	$(132,506)
Net realized gains (losses) on investments	(1,635,578)	(7,766,499)	(178,954)	3,522,775
Change in net unrealized appreciation/depreciation on investments	569,728	(1,671,432)	(1,473,845)	2,741,425
Change in net assets resulting from operations	(1,040,473)	(9,419,952)	(1,696,828)	6,131,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	(18,845)	(1,213,310)
Service Class	—	—	(2,772)	(253,649)
Change in net assets resulting from distributions	—	—	(21,617)	(1,466,959)
Change in net assets resulting from capital transactions	5,759,279	(27,526,760)	(8,539,486)	(4,618,515)
Change in net assets	4,718,806	(36,946,712)	(10,257,931)	46,220
NET ASSETS:
Beginning of period	7,690,862	44,637,574	26,356,653	26,310,433
End of period	$12,409,668	$7,690,862	$16,098,722	$26,356,653
Accumulated net investment income (loss)	$13,158	$(84,989)	$12,080	$(40,409)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$51,330,381	$62,739,148	$39,048,998	$53,386,485
Distributions reinvested	—	—	18,669	1,083,858
Value of shares redeemed	(45,827,733)	(87,514,123)	(47,087,768)	(54,453,028)
Service Class
Proceeds from shares issued	9,997,703	2,790,630	3,508,876	11,737,771
Distributions reinvested	—	—	2,762	249,718
Value of shares redeemed	(9,741,072)	(5,542,415)	(4,031,023)	(16,623,319)
Change in net assets resulting from capital transactions	$5,759,279	$(27,526,760)	$(8,539,486)	$(4,618,515)
SHARE TRANSACTIONS:
Investor Class
Issued	4,202,308	2,820,458	1,669,327	2,247,273
Reinvested	—	—	789	48,473
Redeemed	(3,708,139)	(3,715,936)	(2,038,372)	(2,311,474)
Service Class
Issued	844,570	132,192	160,745	535,503
Reinvested	—	—	128	12,152
Redeemed	(854,765)	(231,728)	(195,285)	(798,999)
Change in shares	483,974	(995,014)	(402,668)	(267,072)

(a)                                 As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

Precious Metals UltraSector ProFund				Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year Ended July 31, 2016		Year Ended July 31, 2015		Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(271,051)		$(143,982)		$135,854	$36,168	$(37,070)	$(60,640)
8,189,317		(21,055,632)		4,102,240	2,232,625	(135,943)	6,577,548
25,256,933		(6,618,416)		3,847,180	1,089,366	1,078,303	(213,565)
33,175,199		(27,818,030)		8,085,274	3,358,159	905,290	6,303,343

—		—		(37,921)	(113,372)	—	—

—		—		—	—	(166,029)	—
—		—		—	—	(16,217)	—
—		—		(37,921)	(113,372)	(182,246)	—
8,532,817		13,885,706		36,653,476	(6,735,066)	2,645,961	(69,641,063)
41,708,016		(13,932,324)		44,700,829	(3,490,279)	3,369,005	(63,337,720)

14,010,903		27,943,227		25,708,381	29,198,660	15,647,516	78,985,236
$55,718,919		$14,010,903		$70,409,210	$25,708,381	$19,016,521	$15,647,516
$(328,062)		$(198,316)		$87,876	$17,244	$(133,055)	$(280,676)

$286,523,517		$228,395,102		$137,107,393	$198,014,614	$68,326,003	$156,363,296
—		—		37,413	111,226	161,692	—
(276,756,919)		(217,861,651)		(101,994,320)	(203,471,075)	(65,725,418)	(224,058,159)

73,543,751		28,726,649		12,888,978	36,626,956	11,261,208	22,522,832
—		—		—	—	16,106	—
(74,777,532)		(25,374,394)		(11,385,988)	(38,016,787)	(11,393,630)	(24,469,032)
$8,532,817		$13,885,706		$36,653,476	$(6,735,066)	$2,645,961	$(69,641,063)

9,499,176	(a)	5,238,057	(a)	3,411,961	5,179,430	2,418,048	5,584,342
—		—		960	3,155	5,748	—
(9,308,558	)(a)	(4,988,893	)(a)	(2,654,950)	(5,303,225)	(2,453,781)	(8,043,519)

2,289,427	(a)	822,916	(a)	343,998	953,475	474,146	907,679
—		—		—	—	658	—
(2,263,822	)(a)	(816,461	)(a)	(303,160)	(1,002,048)	(495,153)	(1,003,135)
216,223		255,619		798,809	(169,213)	(50,334)	(2,554,633)

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,493)	$(218,626)	$998,881	$270,609
Net realized gains (losses) on investments	(477,119)	(2,364,352)	7,739,812	703,028
Change in net unrealized appreciation/depreciation on investments	412,924	683,151	6,091,306	(137,727)
Change in net assets resulting from operations	(126,688)	(1,899,827)	14,829,999	835,910
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	—	—	(212,843)	(7,586)
Service Class	—	—	(18,173)	—
Change in net assets resulting from distributions	—	—	(231,016)	(7,586)
Change in net assets resulting from capital transactions	(642,007)	(18,964,881)	98,670,854	(5,612,437)
Change in net assets	(768,695)	(20,864,708)	113,269,837	(4,784,113)
NET ASSETS:
Beginning of period	12,100,453	32,965,161	3,008,169	7,792,282
End of period	$11,331,758	$12,100,453	$116,278,006	$3,008,169
Accumulated net investment income (loss)	$(214,034)	$(428,427)	$916,015	$188,304
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$53,419,339	$172,456,066	$224,032,836	$83,107,019
Distributions reinvested	—	—	208,001	7,514
Value of shares redeemed	(53,092,640)	(187,915,287)	(128,956,487)	(88,533,189)
Service Class
Proceeds from shares issued	11,446,552	11,724,787	18,881,791	6,279,576
Distributions reinvested	—	—	18,173	—
Value of shares redeemed	(12,415,258)	(15,230,447)	(15,513,460)	(6,473,357)
Change in net assets resulting from capital transactions	$(642,007)	$(18,964,881)	$98,670,854	$(5,612,437)
SHARE TRANSACTIONS:
Investor Class
Issued	867,897	2,804,504	9,399,264	3,976,289
Reinvested	—	—	10,302	370
Redeemed	(877,400)	(3,148,814)	(5,465,721)	(4,174,723)
Service Class
Issued	212,124	226,039	847,275	309,095
Reinvested	—	—	940	—
Redeemed	(232,433)	(296,751)	(706,472)	(322,385)
Change in shares	(29,812)	(415,022)	4,085,588	(211,354)

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$53,699	$183,178	$(85,645)	$(62,035)	$(231,081)	$(598,921)
3,665,496	(3,386,333)	(721,607)	869,441	(13,852,013)	10,163,600
1,728,980	927,905	(49,131)	(77,440)	(1,162,425)	54,492
5,448,175	(2,275,250)	(856,383)	729,966	(15,245,519)	9,619,171

(138,952)	(166,243)	—	—	—	—
(2,269)	(15,699)	—	—	—	—
(141,221)	(181,942)	—	—	—	—
58,239,184	(13,094,882)	1,222,567	(1,422,684)	10,646,997	6,235,549
63,546,138	(15,552,074)	366,184	(692,718)	(4,598,522)	15,854,720

10,823,925	26,375,999	2,838,979	3,531,697	24,129,646	8,274,926
$74,370,063	$10,823,925	$3,205,163	$2,838,979	$19,531,124	$24,129,646
$(53,994)	$42,141	$(122,457)	$(104,974)	$(458,730)	$(707,934)

$201,701,247	$156,052,589	$95,462,211	$77,415,931	$435,064,519	$168,057,940
133,469	164,719	—	—	—	—
(143,977,665)	(169,573,007)	(94,443,060)	(78,942,285)	(423,866,628)	(163,647,056)

17,928,375	22,136,703	4,348,464	10,498,926	147,534,967	524,660,910
2,120	15,684	—	—	—	—
(17,548,362)	(21,891,570)	(4,145,048)	(10,395,256)	(148,085,861)	(522,836,245)
$58,239,184	$(13,094,882)	$1,222,567	$(1,422,684)	$10,646,997	$6,235,549

5,348,204	4,554,420	13,378,772	12,633,834	57,032,901	18,003,566
4,105	4,445	—	—	—	—
(3,946,462)	(5,120,064)	(13,307,670)	(12,889,945)	(55,226,570)	(17,487,354)

529,692	687,266	602,207	1,677,268	16,035,554	54,495,418
68	443	—	—	—	—
(527,569)	(695,212)	(572,586)	(1,667,628)	(15,237,981)	(54,289,303)
1,408,038	(568,702)	100,723	(246,471)	2,603,904	722,327

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,993)	$(48,266)	$(490,144)	$(114,516)
Net realized gains (losses) on investments	(802,069)	(335,034)	16,765,258	2,635,859
Change in net unrealized appreciation/depreciation on investments	70,105	(99,114)	(1,313,263)	2,358,093
Change in net assets resulting from operations	(774,957)	(482,414)	14,961,851	4,879,436
Change in net assets resulting from capital transactions	(1,602,805)	3,248,354	(30,705,276)	13,029,836
Change in net assets	(2,377,762)	2,765,940	(15,743,425)	17,909,272
NET ASSETS:
Beginning of period	3,654,096	888,156	55,742,892	37,833,620
End of period	$1,276,334	$3,654,096	$39,999,467	$55,742,892
Accumulated net investment income (loss)	$(78,262)	$(84,606)	$(511,214)	$(79,371)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$49,938,000	$48,962,517	$2,376,783,645	$711,220,511
Value of shares redeemed	(51,543,397)	(45,706,696)	(2,419,847,796)	(682,949,215)
Service Class
Proceeds from shares issued	112,987	85,201	285,796,238	678,497,231
Value of shares redeemed	(110,395)	(92,668)	(273,437,363)	(693,738,691)
Change in net assets resulting from capital transactions	$(1,602,805)	$3,248,354	$(30,705,276)	$13,029,836
SHARE TRANSACTIONS:
Investor Class
Issued	2,573,685	2,442,926	42,113,434	13,571,645
Redeemed	(2,678,348)	(2,296,538)	(42,780,768)	(12,994,218)
Service Class
Issued	6,418	4,615	5,612,871	13,276,297
Redeemed	(6,275)	(5,072)	(5,370,381)	(13,612,160)
Change in shares	(104,520)	145,931	(424,844)	241,564

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 263

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2016	Year Ended July 31, 2015

$(233,381)	$(377,151)	$(828,308)	$(1,191,930)	$(737,037)	$(1,107,536)
(1,414,329)	(1,461,965)	(11,430,901)	(14,595,374)	(1,214,811)	11,003,808
331,436	(104,843)	3,166,035	(1,002,034)	(745,022)	(108,083)
(1,316,274)	(1,943,959)	(9,093,174)	(16,789,338)	(2,696,870)	9,788,189
(12,524,733)	269,185	(25,618,108)	(3,617,918)	(1,455,962)	9,938,977
(13,841,007)	(1,674,774)	(34,711,282)	(20,407,256)	(4,152,832)	19,727,166

23,163,694	24,838,468	71,788,224	92,195,480	50,250,116	30,522,950
$9,322,687	$23,163,694	$37,076,942	$71,788,224	$46,097,284	$50,250,116
$(437,397)	$(709,831)	$(1,500,019)	$(2,253,581)	$(815,492)	$(1,460,750)

$10,200,826	$17,370,694	$1,771,275,662	$487,518,416	$135,099,807	$198,746,271
(23,791,336)	(16,770,228)	(1,789,642,937)	(498,620,813)	(135,348,659)	(191,714,269)

1,645,996	121,953	231,576,794	626,718,329	49,823,403	66,116,276
(580,219)	(453,234)	(238,827,627)	(619,233,850)	(51,030,513)	(63,209,301)
$(12,524,733)	$269,185	$(25,618,108)	$(3,617,918)	$(1,455,962)	$9,938,977

670,900	1,070,329	343,361,886	81,000,294	4,695,471	7,247,511
(1,552,496)	(1,036,963)	(346,202,451)	(82,947,084)	(4,725,553)	(6,853,886)

111,699	7,690	45,804,997	114,109,010	1,879,633	2,613,645
(39,643)	(28,899)	(47,136,381)	(112,946,157)	(1,935,381)	(2,489,041)
(809,540)	12,157	(4,171,949)	(783,937)	(85,830)	518,229

See accompanying notes to the financial statements.

264 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Falling U.S. Dollar ProFund
	Year Ended July 31, 2016	Year Ended July 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(108,628)	$(84,626)
Net realized gains (losses) on investments	(6,736)	(958,491)
Change in net unrealized appreciation/depreciation on investments	15,769	54,701
Change in net assets resulting from operations	(99,595)	(988,416)
Change in net assets resulting from capital transactions	(762,051)	(9,026)
Change in net assets	(861,646)	(997,442)
NET ASSETS:
Beginning of period	4,626,825	5,624,267
End of period	$3,765,179	$4,626,825
Accumulated net investment income (loss)	$(145,213)	$(146,823)
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$29,455,817	$17,817,513
Value of shares redeemed	(29,538,507)	(18,218,733)
Service Class
Proceeds from shares issued	42,269,656	35,795,484
Value of shares redeemed	(42,949,017)	(35,403,290)
Change in net assets resulting from capital transactions	$(762,051)	$(9,026)
SHARE TRANSACTIONS:
Investor Class
Issued	1,634,256	923,559
Redeemed	(1,653,291)	(946,172)
Service Class
Issued	2,473,304	1,861,067
Redeemed	(2,502,136)	(1,835,930)
Change in shares	(47,867)	2,524

See accompanying notes to the financial statements.

Financial Highlights

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Year Ended July 31, 2016	$95.88	(0.28)	3.74		3.46	—	—
Year Ended July 31, 2015	$87.77	(0.31)	8.42		8.11	—	—
Year Ended July 31, 2014	$76.56	(0.47)	11.68		11.21	—	—
Year Ended July 31, 2013	$62.44	(0.41)	14.53		14.12	—	—
Year Ended July 31, 2012	$58.45	(0.66)	4.65		3.99	—	—
Service Class
Year Ended July 31, 2016	$82.62	(1.08)	3.22		2.14	—	—
Year Ended July 31, 2015	$76.39	(1.12)	7.35		6.23	—	—
Year Ended July 31, 2014	$67.32	(1.19)	10.26		9.07	—	—
Year Ended July 31, 2013	$55.46	(1.00)	12.86		11.86	—	—
Year Ended July 31, 2012	$52.43	(1.19)	4.22		3.03	—	—
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2016	$74.89	(0.33)	3.05	(c)	2.72	(0.03)	(0.03)
Year Ended July 31, 2015	$69.08	(0.39)	6.86		6.47	(0.66)	(0.66)
Year Ended July 31, 2014	$63.20	(0.41)	7.39		6.98	(1.10)	(1.10)
Year Ended July 31, 2013	$48.49	(0.48)	15.19		14.71	—	—
Year Ended July 31, 2012	$48.97	(0.62)	0.14		(0.48)	—	—
Service Class
Year Ended July 31, 2016	$65.71	(0.95)	2.63	(c)	1.68	(0.03)	(0.03)
Year Ended July 31, 2015	$61.30	(1.04)	6.11		5.07	(0.66)	(0.66)
Year Ended July 31, 2014	$56.75	(1.02)	6.67		5.65	(1.10)	(1.10)
Year Ended July 31, 2013	$43.97	(0.98)	13.76		12.78	—	—
Year Ended July 31, 2012	$44.85	(1.06)	0.18		(0.88)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$99.34	3.61%	1.58%	1.58%	(0.31)%	$57,666	368%
$95.88	9.26%	1.59%	1.59%	(0.34)%	$61,512	154%
$87.77	14.63%	1.58%	1.58%	(0.57)%	$104,942	78%
$76.56	22.61%	1.75%	1.75%	(0.61)%	$83,880	25%
$62.44	6.81%	1.72%	1.72%	(1.14)%	$75,354	3%

$84.76	2.60%	2.58%	2.58%	(1.31)%	$5,380	368%
$82.62	8.16%	2.59%	2.59%	(1.34)%	$7,792	154%
$76.39	13.47%	2.58%	2.58%	(1.57)%	$10,987	78%
$67.32	21.38%	2.75%	2.75%	(1.61)%	$6,429	25%
$55.46	5.76%	2.72%	2.72%	(2.14)%	$18,000	3%

$77.58	3.64%	1.51%	1.51%	(0.47)%	$56,035	1,455%
$74.89	9.47%	1.46%	1.46%	(0.53)%	$26,624	158%
$69.08	11.12%	1.43%	1.43%	(0.61)%	$25,191	211%
$63.20	30.34%	1.75%	1.75%	(0.88)%	$26,811	393%
$48.49	(0.98)%	1.86%	1.85%	(1.33)%	$25,542	12%

$67.36	2.57%	2.51%	2.51%	(1.47)%	$981	1,455%
$65.71	8.40%	2.46%	2.46%	(1.53)%	$5,174	158%
$61.30	10.03%	2.43%	2.43%	(1.61)%	$4,877	211%
$56.75	29.07%	2.75%	2.75%	(1.88)%	$985	393%
$43.97	(1.96)%	2.86%	2.85%	(2.33)%	$891	12%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Small-Cap ProFund
Investor Class
Year Ended July 31, 2016	$68.32	(0.72)	—	(c)(d)	(0.72)	—	—
Year Ended July 31, 2015	$62.44	(0.92)	6.80		5.88	—	—
Year Ended July 31, 2014	$58.41	(0.61)	4.64		4.03	—	—
Year Ended July 31, 2013	$43.95	(0.49)	14.95		14.46	—	—
Year Ended July 31, 2012	$44.41	(0.47)	0.01		(0.46)	—	—
Service Class
Year Ended July 31, 2016	$59.37	(1.26)	0.05	(d)	(1.21)	—	—
Year Ended July 31, 2015	$54.78	(1.50)	6.09		4.59	—	—
Year Ended July 31, 2014	$51.77	(1.17)	4.18		3.01	—	—
Year Ended July 31, 2013	$39.33	(0.93)	13.37		12.44	—	—
Year Ended July 31, 2012	$40.14	(0.85)	0.04		(0.81)	—	—
NASDAQ-100 ProFund(e)
Investor Class
Year Ended July 31, 2016	$46.73	(0.37)	1.45		1.08	—	—
Year Ended July 31, 2015	$40.45	(0.38)	7.11		6.73	(0.45)	(0.45)
Year Ended July 31, 2014	$33.19	(0.29)	8.47		8.18	(0.92)	(0.92)
Year Ended July 31, 2013	$29.01	(0.30)	4.90		4.60	(0.42)	(0.42)
Year Ended July 31, 2012	$26.24	(0.33)	3.10		2.77	—	—
Service Class
Year Ended July 31, 2016	$39.85	(0.75)	1.26		0.51	—	—
Year Ended July 31, 2015	$34.91	(0.76)	6.15		5.39	(0.45)	(0.45)
Year Ended July 31, 2014	$29.05	(0.62)	7.40		6.78	(0.92)	(0.92)
Year Ended July 31, 2013	$25.70	(0.57)	4.34		3.77	(0.42)	(0.42)
Year Ended July 31, 2012	$23.48	(0.57)	2.79		2.22	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$67.60	(1.05)%	1.93%	1.80%	(1.16)%	$48,967	190%
$68.32	9.49%	1.85%	1.76%	(1.39)%	$22,679	114%
$62.44	6.83%	1.75%	1.72%	(0.96)%	$13,987	252%
$58.41	32.90%	2.12%	1.76%	(0.98)%	$32,724	264%
$43.95	(1.06)%	2.14%	1.73%	(1.11)%	$19,040	80%

$58.16	(2.02)%	2.93%	2.80%	(2.16)%	$560	190%
$59.37	8.42%	2.85%	2.76%	(2.39)%	$4,217	114%
$54.78	5.76%	2.75%	2.72%	(1.96)%	$2,342	252%
$51.77	31.66%	3.12%	2.76%	(1.98)%	$1,914	264%
$39.33	(2.04)%	3.14%	2.73%	(2.11)%	$868	80%

$47.81	2.30%	1.54%	1.54%	(0.84)%	$53,723	362%
$46.73	16.75%	1.60%	1.60%	(0.89)%	$53,777	100%
$40.45	24.98%	1.65%	1.65%	(0.82)%	$49,249	147%
$33.19	16.13%	1.78%	1.78%	(1.01)%	$31,567	331%
$29.01	10.53%	1.73%	1.73%	(1.23)%	$34,988	5%

$40.36	1.27%	2.54%	2.54%	(1.84)%	$2,863	362%
$39.85	15.57%	2.60%	2.60%	(1.89)%	$25,334	100%
$34.91	23.72%	2.65%	2.65%	(1.82)%	$8,007	147%
$29.05	14.94%	2.77%	2.77%	(2.00)%	$5,496	331%
$25.70	9.41%	2.73%	2.73%	(2.23)%	$5,920	5%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          As described in Note 10, adjusted for 3:1 stock split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2016	$53.40	0.49	1.64		2.13	(0.38)	(0.26)	(0.64)
Year Ended July 31, 2015	$52.78	0.40	2.05	(c)	2.45	(0.32)	(1.51)	(1.83)
Year Ended July 31, 2014	$49.97	0.29	5.53		5.82	(0.82)	(2.19)	(3.01)
Year Ended July 31, 2013	$39.48	0.38	10.56		10.94	(0.33)	(0.12)	(0.45)
Year Ended July 31, 2012	$37.34	0.29	1.85		2.14	—	—	—
Service Class
Year Ended July 31, 2016	$49.33	0.02	1.44		1.46	(0.20)	(0.26)	(0.46)
Year Ended July 31, 2015	$49.07	(0.11)	1.88	(c)	1.77	—	(1.51)	(1.51)
Year Ended July 31, 2014	$46.63	(0.19)	5.11		4.92	(0.29)	(2.19)	(2.48)
Year Ended July 31, 2013	$36.91	(0.03)	9.87		9.84	—	(0.12)	(0.12)
Year Ended July 31, 2012	$35.26	(0.07)	1.72		1.65	—	—	—
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2016	$65.97	(0.02)	2.14		2.12	—	(0.04)	(0.04)
Year Ended July 31, 2015	$59.32	(0.01)	7.81		7.80	—	(1.15)	(1.15)
Year Ended July 31, 2014	$52.80	(0.06)	8.86		8.80	—	(2.28)	(2.28)
Year Ended July 31, 2013	$44.90	0.12	7.99		8.11	(0.21)	—	(0.21)
Year Ended July 31, 2012	$41.50	0.06	3.34		3.40	—	—	—
Service Class
Year Ended July 31, 2016	$58.05	(0.57)	1.83		1.26	—	(0.04)	(0.04)
Year Ended July 31, 2015	$52.82	(0.57)	6.95		6.38	—	(1.15)	(1.15)
Year Ended July 31, 2014	$47.71	(0.57)	7.96		7.39	—	(2.28)	(2.28)
Year Ended July 31, 2013	$40.81	(0.32)	7.22		6.90	—	—	—
Year Ended July 31, 2012	$38.09	(0.33)	3.05		2.72	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$54.89	4.11%	1.86%	1.78%	0.97%	$11,599	813%
$53.40	4.73%	1.96%	1.84%	0.74%	$9,509	600%
$52.78	12.08%	1.89%	1.87%	0.58%	$28,627	593%
$49.97	27.98%	1.76%	1.75%	0.87%	$23,658	428%
$39.48	5.73%	1.80%	1.73%	0.76%	$37,980	452%

$50.33	3.06%	2.86%	2.78%	(0.03)%	$2,182	813%
$49.33	3.67%	2.96%	2.84%	(0.26)%	$750	600%
$49.07	10.94%	2.89%	2.87%	(0.42)%	$4,104	593%
$46.63	26.73%	2.76%	2.75%	(0.13)%	$4,522	428%
$36.91	4.68%	2.80%	2.73%	(0.24)%	$4,778	452%

$68.05	3.23%	1.78%	1.78%	(0.03)%	$23,301	460%
$65.97	13.31%	1.92%	1.78%	(0.01)%	$15,741	550%
$59.32	17.06%	1.99%	1.91%	(0.11)%	$13,666	749%
$52.80	18.14%	1.81%	1.81%	0.26%	$16,811	596%
$44.90	8.19%	1.74%	1.72%	0.13%	$44,257	413%

$59.27	2.19%	2.78%	2.78%	(1.03)%	$1,165	460%
$58.05	12.22%	2.92%	2.78%	(1.01)%	$8,346	550%
$52.82	15.91%	2.99%	2.91%	(1.11)%	$3,537	749%
$47.71	16.91%	2.81%	2.81%	(0.74)%	$3,677	596%
$40.81	7.14%	2.74%	2.72%	(0.87)%	$3,915	413%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2016	$65.60	0.26	3.77		4.03	—	—	—
Year Ended July 31, 2015	$66.49	(0.04)	2.38		2.34	—	(3.23)	(3.23)
Year Ended July 31, 2014	$59.19	(0.07)	7.37		7.30	—	—	—
Year Ended July 31, 2013	$44.62	0.21	14.41		14.62	(0.05)	—	(0.05)
Year Ended July 31, 2012	$44.21	0.06	0.35		0.41	—	—	—
Service Class
Year Ended July 31, 2016	$57.22	(0.29)	3.13		2.84	—	—	—
Year Ended July 31, 2015	$58.98	(0.64)	2.11		1.47	—	(3.23)	(3.23)
Year Ended July 31, 2014	$53.00	(0.64)	6.62		5.98	—	—	—
Year Ended July 31, 2013	$40.32	(0.25)	12.93		12.68	—	—	—
Year Ended July 31, 2012	$40.35	(0.34)	0.31		(0.03)	—	—	—
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2016	$72.42	(0.38)	1.54	(c)	1.16	—	—	—
Year Ended July 31, 2015	$63.43	(0.33)	9.32		8.99	—	—	—
Year Ended July 31, 2014	$58.12	(0.49)	5.80		5.31	—	—	—
Year Ended July 31, 2013	$45.31	(0.24)	13.05		12.81	—	—	—
Year Ended July 31, 2012	$46.41	(0.44)	(0.66)		(1.10)	—	—	—
Service Class
Year Ended July 31, 2016	$62.72	(0.96)	1.31	(c)	0.35	—	—	—
Year Ended July 31, 2015	$55.50	(0.94)	8.16		7.22	—	—	—
Year Ended July 31, 2014	$51.38	(1.04)	5.16		4.12	—	—	—
Year Ended July 31, 2013	$40.44	(0.70)	11.64		10.94	—	—	—
Year Ended July 31, 2012	$41.82	(0.84)	(0.54)		(1.38)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$69.63	6.14%	1.84%	1.78%	0.41%	$33,251	913%
$65.60	3.65%	2.29%	1.78%	(0.06)%	$5,837	681%
$66.49	12.33%	1.95%	1.78%	(0.11)%	$17,743	689%
$59.19	32.80%	1.99%	1.77%	0.41%	$21,421	676%
$44.62	0.93%	2.29%	1.73%	0.15%	$3,670	597%

$60.06	4.98%	2.84%	2.78%	(0.59)%	$1,458	913%
$57.22	2.60%	3.29%	2.78%	(1.06)%	$725	681%
$58.98	11.28%	2.95%	2.78%	(1.11)%	$4,816	689%
$53.00	31.45%	2.99%	2.77%	(0.59)%	$4,589	676%
$40.32	(0.10)%	3.29%	2.73%	(0.85)%	$895	597%

$73.58	1.60%	1.81%	1.78%	(0.58)%	$22,383	666%
$72.42	14.17%	1.85%	1.74%	(0.50)%	$11,267	712%
$63.43	9.14%	1.97%	1.78%	(0.82)%	$6,271	924%
$58.12	28.27%	1.89%	1.76%	(0.48)%	$11,152	642%
$45.31	(2.39)%	2.21%	1.73%	(1.01)%	$12,925	540%

$63.07	0.57%	2.81%	2.78%	(1.58)%	$1,875	666%
$62.72	13.01%	2.85%	2.74%	(1.50)%	$8,069	712%
$55.50	8.02%	2.97%	2.78%	(1.82)%	$3,510	924%
$51.38	27.05%	2.89%	2.76%	(1.48)%	$4,431	642%
$40.44	(3.32)%	3.21%	2.73%	(2.01)%	$2,785	540%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2016	$68.18	0.03	4.32		4.35	—	—	—
Year Ended July 31, 2015	$65.61	(0.23)	2.80		2.57	—	—	—
Year Ended July 31, 2014	$60.00	(0.13)	5.74		5.61	—	—	—
Year Ended July 31, 2013	$44.52	0.01	15.48		15.49	(0.01)	—	(0.01)
Year Ended July 31, 2012	$43.55	(0.07)	1.04		0.97	—	—	—
Service Class
Year Ended July 31, 2016	$59.75	(0.54)	3.72		3.18	—	—	—
Year Ended July 31, 2015	$58.07	(0.83)	2.51		1.68	—	—	—
Year Ended July 31, 2014	$53.66	(0.71)	5.12		4.41	—	—	—
Year Ended July 31, 2013	$40.19	(0.46)	13.93		13.47	—	—	—
Year Ended July 31, 2012	$39.73	(0.47)	0.93		0.46	—	—	—
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2016	$70.34	(0.34)	1.06	(c)	0.72	—	(1.66)	(1.66)
Year Ended July 31, 2015	$65.44	(0.38)	10.15		9.77	—	(4.87)	(4.87)
Year Ended July 31, 2014	$60.56	(0.58)	5.46		4.88	—	—	—
Year Ended July 31, 2013	$46.62	(0.41)	14.35		13.94	—	—	—
Year Ended July 31, 2012	$45.77	(0.32)	1.17		0.85	—	—	—
Service Class
Year Ended July 31, 2016	$60.54	(0.90)	0.88	(c)	(0.02)	—	(1.66)	(1.66)
Year Ended July 31, 2015	$57.48	(0.97)	8.90		7.93	—	(4.87)	(4.87)
Year Ended July 31, 2014	$53.76	(1.16)	4.88		3.72	—	—	—
Year Ended July 31, 2013	$41.80	(0.88)	12.84		11.96	—	—	—
Year Ended July 31, 2012	$41.44	(0.73)	1.09		0.36	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$72.53	6.40%	1.83%	1.81%	0.05%	$25,071	1,206%
$68.18	3.92%	2.21%	1.89%	(0.34)%	$5,541	1,184%
$65.61	9.35%	1.75%	1.73%	(0.21)%	$4,959	413%
$60.00	34.81%	1.97%	1.76%	0.03%	$34,020	674%
$44.52	2.23%	2.05%	1.73%	(0.15)%	$27,367	758%

$62.93	5.37%	2.83%	2.81%	(0.95)%	$594	1,206%
$59.75	2.88%	3.21%	2.89%	(1.34)%	$373	1,184%
$58.07	8.22%	2.75%	2.73%	(1.21)%	$2,550	413%
$53.66	33.52%	2.97%	2.76%	(0.97)%	$9,081	674%
$40.19	1.13%	3.05%	2.73%	(1.15)%	$2,876	758%

$69.40	1.21%	1.91%	1.78%	(0.53)%	$16,250	710%
$70.34	15.60%	1.85%	1.74%	(0.58)%	$23,772	887%
$65.44	8.06%	2.01%	1.78%	(0.91)%	$7,929	654%
$60.56	29.90%	2.04%	1.77%	(0.79)%	$20,695	614%
$46.62	1.86%	2.27%	1.73%	(0.75)%	$6,148	499%

$58.86	0.18%	2.91%	2.78%	(1.53)%	$998	710%
$60.54	14.50%	2.85%	2.74%	(1.58)%	$4,465	887%
$57.48	6.92%	3.01%	2.78%	(1.91)%	$1,321	654%
$53.76	28.61%	3.04%	2.77%	(1.79)%	$3,959	614%
$41.80	0.84%	3.27%	2.73%	(1.75)%	$2,712	499%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	(1.36)
Year Ended July 31, 2015	$16.16	0.33	(1.85)	(1.52)	(0.16)	(0.16)
Year Ended July 31, 2014	$13.91	0.62	1.76	2.38	(0.13)	(0.13)
Year Ended July 31, 2013	$11.52	0.15	2.24	2.39	—	—
Year Ended July 31, 2012	$14.56	0.32	(2.02)	(1.70)	(1.34)	(1.34)
Service Class
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	(1.17)
Year Ended July 31, 2015	$16.54	0.17	(1.88)	(1.71)	(0.03)	(0.03)
Year Ended July 31, 2014	$14.27	0.46	1.83	2.29	(0.02)	(0.02)
Year Ended July 31, 2013	$11.94	0.02	2.31	2.33	—	—
Year Ended July 31, 2012	$14.69	0.19	(2.01)	(1.82)	(0.93)	(0.93)
UltraBull ProFund
Investor Class
Year Ended July 31, 2016	$107.48	(0.01)	6.11	6.10	—	—
Year Ended July 31, 2015	$90.36	(0.23)	17.35	17.12	—	—
Year Ended July 31, 2014	$68.70	(0.22)	21.88	21.66	—	—
Year Ended July 31, 2013	$45.83	(0.16)	23.03	22.87	—	—
Year Ended July 31, 2012	$41.98	(0.25)	4.10	3.85	—	—
Service Class
Year Ended July 31, 2016	$92.77	(0.85)	5.14	4.29	—	—
Year Ended July 31, 2015	$78.76	(1.11)	15.12	14.01	—	—
Year Ended July 31, 2014	$60.47	(0.89)	19.18	18.29	—	—
Year Ended July 31, 2013	$40.75	(0.66)	20.38	19.72	—	—
Year Ended July 31, 2012	$37.67	(0.62)	3.70	3.08	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$11.99	(8.11)%	1.84%	1.78%	3.14%	$3,726	718%
$14.48	(9.50)%	1.80%	1.78%	2.18%	$3,628	394%
$16.16	17.24%	1.79%	1.75%	3.94%	$23,050	485%
$13.91	20.75%	1.84%	1.81%	1.15%	$6,143	719%
$11.52	(11.48)%	3.13%	1.91%	2.50%	$3,771	2,739%

$12.35	(8.96)%	2.84%	2.78%	2.14%	$262	718%
$14.80	(10.34)%	2.80%	2.78%	1.18%	$1,631	394%
$16.54	16.06%	2.79%	2.75%	2.94%	$3,755	485%
$14.27	19.51%	2.84%	2.81%	0.15%	$3,086	719%
$11.94	(12.32)%	4.13%	2.91%	1.50%	$2,408	2,739%

$113.58	5.69%	1.46%	1.46%	(0.01)%	$89,043	165%
$107.48	18.95%	1.52%	1.52%	(0.23)%	$84,932	258%
$90.36	31.53%	1.57%	1.57%	(0.28)%	$82,480	509%
$68.70	49.90%	1.69%	1.69%	(0.29)%	$72,957	947%
$45.83	9.17%	1.70%	1.70%	(0.62)%	$76,941	265%

$97.06	4.65%	2.46%	2.46%	(1.01)%	$1,481	165%
$92.77	17.79%	2.52%	2.52%	(1.23)%	$10,015	258%
$78.76	30.25%	2.57%	2.57%	(1.28)%	$26,674	509%
$60.47	48.39%	2.69%	2.69%	(1.29)%	$19,384	947%
$40.75	8.15%	2.70%	2.70%	(1.62)%	$3,392	265%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2016	$91.75	(0.34)	5.02	4.68	—	—
Year Ended July 31, 2015	$82.63	(0.60)	15.58	14.98	(5.86)	(5.86)
Year Ended July 31, 2014	$67.54	(0.56)	15.65	15.09	—	—
Year Ended July 31, 2013	$39.87	(0.37)	28.04	27.67	—	—
Year Ended July 31, 2012	$43.36	(0.34)	(3.15)	(3.49)	—	—
Service Class
Year Ended July 31, 2016	$79.25	(1.05)	4.28	3.23	—	—
Year Ended July 31, 2015	$72.84	(1.39)	13.66	12.27	(5.86)	(5.86)
Year Ended July 31, 2014	$60.15	(1.24)	13.93	12.69	—	—
Year Ended July 31, 2013	$35.87	(0.84)	25.12	24.28	—	—
Year Ended July 31, 2012	$39.41	(0.69)	(2.85)	(3.54)	—	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—
Year Ended July 31, 2015	$34.68	(0.33)	7.19	6.86	—	—
Year Ended July 31, 2014	$30.67	(0.30)	4.31	4.01	—	—
Year Ended July 31, 2013	$17.46	(0.15)	13.36	13.21	—	—
Year Ended July 31, 2012	$19.88	(0.20)	(2.22)	(2.42)	—	—
Service Class
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—
Year Ended July 31, 2015	$30.16	(0.66)	6.28	5.62	—	—
Year Ended July 31, 2014	$26.95	(0.61)	3.82	3.21	—	—
Year Ended July 31, 2013	$15.50	(0.35)	11.80	11.45	—	—
Year Ended July 31, 2012	$17.84	(0.35)	(1.99)	(2.34)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$96.43	5.11%	1.50%	1.50%	(0.42)%	$76,445	89%
$91.75	19.26%	1.56%	1.56%	(0.67)%	$79,173	29%
$82.63	22.34%	1.60%	1.60%	(0.72)%	$62,788	40%
$67.54	69.40%	1.69%	1.69%	(0.70)%	$57,274	50%
$39.87	(8.05)%	1.81%	1.81%	(0.92)%	$26,102	12%

$82.48	4.09%	2.50%	2.50%	(1.42)%	$1,116	89%
$79.25	18.07%	2.56%	2.56%	(1.67)%	$1,978	29%
$72.84	21.10%	2.60%	2.60%	(1.72)%	$1,680	40%
$60.15	67.69%	2.69%	2.69%	(1.70)%	$2,315	50%
$35.87	(8.98)%	2.81%	2.81%	(1.92)%	$1,579	12%

$39.08	(5.92)%	1.60%	1.60%	(0.73)%	$60,083	123%
$41.54	19.78%	1.66%	1.66%	(0.85)%	$47,826	50%
$34.68	13.07%	1.68%	1.68%	(0.85)%	$49,120	45%
$30.67	75.66%	1.81%	1.81%	(0.67)%	$46,231	149%
$17.46	(12.17)%	1.90%	1.89%	(1.21)%	$26,715	33%

$33.30	(6.93)%	2.60%	2.60%	(1.73)%	$491	123%
$35.78	18.63%	2.66%	2.66%	(1.85)%	$1,075	50%
$30.16	11.91%	2.68%	2.68%	(1.85)%	$3,929	45%
$26.95	73.87%	2.81%	2.81%	(1.67)%	$3,104	149%
$15.50	(13.12)%	2.90%	2.89%	(2.21)%	$760	33%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2016	$64.98	0.01	5.51	5.52	$70.50
Year Ended July 31, 2015	$56.67	(0.23)	8.54	8.31	$64.98
Year Ended July 31, 2014	$49.33	(0.14)	7.48	7.34	$56.67
Year Ended July 31, 2013	$34.23	(0.07)	15.17	15.10	$49.33
Year Ended July 31, 2012	$30.34	(0.24)	4.13	3.89	$34.23
Service Class
Year Ended July 31, 2016	$58.71	(0.55)	4.91	4.36	$63.07
Year Ended July 31, 2015	$51.72	(0.81)	7.80	6.99	$58.71
Year Ended July 31, 2014	$45.49	(0.63)	6.86	6.23	$51.72
Year Ended July 31, 2013	$31.88	(0.45)	14.06	13.61	$45.49
Year Ended July 31, 2012	$28.55	(0.52)	3.85	3.33	$31.88
UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2016	$101.20	(0.53)	2.55	2.02	$103.22
Year Ended July 31, 2015	$74.43	(0.57)	27.34	26.77	$101.20
Year Ended July 31, 2014	$47.64	(0.28)	27.07	26.79	$74.43
Year Ended July 31, 2013	$35.25	(0.20)	12.59	12.39	$47.64
Year Ended July 31, 2012	$29.88	(0.32)	5.69	5.37	$35.25
Service Class
Year Ended July 31, 2016	$86.26	(1.31)	2.14	0.83	$87.09
Year Ended July 31, 2015	$64.07	(1.33)	23.52	22.19	$86.26
Year Ended July 31, 2014	$41.41	(0.82)	23.48	22.66	$64.07
Year Ended July 31, 2013	$30.95	(0.54)	11.00	10.46	$41.41
Year Ended July 31, 2012	$26.48	(0.59)	5.06	4.47	$30.95

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

8.51%	1.78%	1.76%	0.01%	$18,787	20%
14.66%	1.78%	1.75%	(0.36)%	$17,391	59%
14.88%	1.82%	1.78%	(0.27)%	$16,151	82%
44.11%	2.02%	1.76%	(0.18)%	$20,629	444	%(c)
12.82%	2.00%	1.73%	(0.78)%	$13,694	—

7.43%	2.78%	2.76%	(0.99)%	$680	20%
13.52%	2.78%	2.75%	(1.36)%	$1,415	59%
13.70%	2.82%	2.78%	(1.27)%	$1,473	82%
42.69%	3.01%	2.75%	(1.17)%	$1,432	444	%(c)
11.62%	2.99%	2.72%	(1.77)%	$1,971	—

2.00%	1.47%	1.47%	(0.58)%	$245,418	6%
35.97%	1.52%	1.52%	(0.65)%	$254,034	9%
56.23%	1.57%	1.57%	(0.47)%	$234,678	5%
35.15%	1.68%	1.68%	(0.50)%	$147,043	13%
17.97%	1.73%	1.73%	(1.04)%	$122,625	5%

0.97%	2.47%	2.47%	(1.58)%	$8,600	6%
34.63%	2.52%	2.52%	(1.65)%	$9,164	9%
54.72%	2.57%	2.57%	(1.47)%	$9,731	5%
33.80%	2.68%	2.68%	(1.50)%	$5,073	13%
16.84%	2.73%	2.73%	(2.04)%	$5,450	5%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The portfolio turnover rate significantly increased due to there being sales and purchases of equity securities during the year.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)		(3.64)	—	—
Year Ended July 31, 2015	$17.51	(0.26)	(0.72	)(c)	(0.98)	—	—
Year Ended July 31, 2014	$14.16	(0.26)	3.61		3.35	—	—
Year Ended July 31, 2013	$9.65	(0.20)	4.71		4.51	—	—
Year Ended July 31, 2012	$14.14	(0.19)	(4.30)		(4.49)	—	—
Service Class
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)		(3.51)	—	—
Year Ended July 31, 2015	$16.45	(0.42)	(0.66	)(c)	(1.08)	—	—
Year Ended July 31, 2014	$13.43	(0.42)	3.44		3.02	—	—
Year Ended July 31, 2013	$9.24	(0.32)	4.51		4.19	—	—
Year Ended July 31, 2012	$13.68	(0.29)	(4.15)		(4.44)	—	—
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2016	$8.02	— (d)	(0.18)		(0.18)	—	—
Year Ended July 31, 2015	$12.70	(0.02)	(4.62)		(4.64)	(0.04)	(0.04)
Year Ended July 31, 2014	$9.52	0.03	3.16		3.19	(0.01)	(0.01)
Year Ended July 31, 2013	$10.92	0.01	(1.40)		(1.39)	(0.01)	(0.01)
Year Ended July 31, 2012	$16.60	0.03	(5.68)		(5.65)	(0.03)	(0.03)
Service Class
Year Ended July 31, 2016	$7.66	(0.06)	(0.19)		(0.25)	—	—
Year Ended July 31, 2015	$12.21	(0.13)	(4.42)		(4.55)	—	—
Year Ended July 31, 2014	$9.23	(0.08)	3.06		2.98	—	—
Year Ended July 31, 2013	$10.70	(0.10)	(1.37)		(1.47)	—	—
Year Ended July 31, 2012	$16.38	(0.10)	(5.58)		(5.68)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$12.89	(22.02)%	1.81%	1.81%	(1.64)%	$7,257	—
$16.53	(5.54)%	1.60%	1.60%	(1.57)%	$8,912	—
$17.51	23.59%	1.52%	1.52%	(1.50)%	$17,887	—
$14.16	46.74%	1.67%	1.67%	(1.59)%	$5,841	—
$9.65	(31.75)%	1.88%	1.88%	(1.81)%	$30,135	—

$11.86	(22.84)%	2.81%	2.81%	(2.64)%	$108	—
$15.37	(6.51)%	2.60%	2.60%	(2.57)%	$249	—
$16.45	22.41%	2.52%	2.52%	(2.50)%	$233	—
$13.43	45.35%	2.67%	2.67%	(2.59)%	$389	—
$9.24	(32.46)%	2.88%	2.88%	(2.81)%	$260	—

$7.84	(2.12)%	1.80%	1.79%	0.04%	$14,838	402%
$8.02	(36.61)%	1.88%	1.88%	(0.19)%	$9,668	225%
$12.70	33.52%	1.79%	1.79%	0.24%	$29,777	264%
$9.52	(12.74)%	1.82%	1.82%	0.12%	$15,469	122%
$10.92	(34.06)%	1.72%	1.72%	0.20%	$27,680	190%

$7.41	(3.26)%	2.80%	2.79%	(0.96)%	$513	402%
$7.66	(37.26)%	2.88%	2.88%	(1.19)%	$361	225%
$12.21	32.29%	2.79%	2.79%	(0.76)%	$3,484	264%
$9.23	(13.74)%	2.82%	2.82%	(0.88)%	$2,888	122%
$10.70	(34.68)%	2.72%	2.72%	(0.80)%	$1,373	190%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraLatin America ProFund(c)
Investor Class
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	(0.07)
Year Ended July 31, 2015	$71.50	— (d)	(42.20)	(42.20)	(0.50)	(0.50)
Year Ended July 31, 2014	$65.00	0.60	6.00	6.60	(0.10)	(0.10)
Year Ended July 31, 2013	$87.10	0.20	(21.70)	(21.50)	(0.60)	(0.60)
Year Ended July 31, 2012	$131.60	0.90	(43.90)	(43.00)	(1.50)	(1.50)
Service Class
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—
Year Ended July 31, 2015)	$69.70	(0.40)	(41.13)	(41.53)	—	—
Year Ended July 31, 2014	$63.90	(0.10)	5.90	5.80	—	—
Year Ended July 31, 2013	$85.90	(0.70)	(21.30)	(22.00)	—	—
Year Ended July 31, 2012	$129.30	(0.10)	(43.00)	(43.10)	(0.30)	(0.30)
UltraChina ProFund
Investor Class
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—
Year Ended July 31, 2015	$13.55	(0.07)	(1.74)	(1.81)	—	—
Year Ended July 31, 2014	$8.67	(0.07)	4.95	4.88	—	—
Year Ended July 31, 2013	$6.39	(0.04)	2.32	2.28	—	—
Year Ended July 31, 2012	$12.84	0.01	(6.46)	(6.45)	—	—
Service Class
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—
Year Ended July 31, 2015	$12.72	(0.20)	(1.61)	(1.81)	—	—
Year Ended July 31, 2014	$8.22	(0.17)	4.67	4.50	—	—
Year Ended July 31, 2013	$6.13	(0.11)	2.20	2.09	—	—
Year Ended July 31, 2012	$12.42	(0.06)	(6.23)	(6.29)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.71	(6.86)%	1.79%	1.78%		0.56%	$24,605	587%
$28.80	(59.24)%	1.84%	1.81%		0.09%	$13,297	724%
$71.50	10.14%	1.87%	1.87%		0.86%	$13,509	490%
$65.00	(24.88)%	1.85%	1.85%		0.25%	$12,069	68%
$87.10	(32.69)%	1.78%	1.78%		0.88%	$19,331	128%

$25.98	(7.84)%	2.79%	2.78%		(0.44)%	$906	587%
$28.17	(59.54)%	2.84%	2.81%		(0.91)%	$84	724%
$69.70	9.08%	2.87%	2.87%		(0.14)%	$697	490%
$63.90	(25.61)%	2.85%	2.85%		(0.75)%	$532	68%
$85.90	(33.35)%	2.78%	2.78%		(0.12)%	$925	128%

$9.22	(21.47)%	1.85%	1.85%		(0.90)%	$7,375	323%
$11.74	(13.36)%	1.75%	1.75%		(0.48)%	$20,193	450%
$13.55	56.29%	1.79%	1.79	%(e)	(0.60)%	$22,551	266%
$8.67	35.68%	1.91%	1.76%		(0.52)%	$9,993	202%
$6.39	(50.23)%	1.97%	1.73%		0.18%	$12,838	288%

$8.49	(22.18)%	2.85%	2.85%		(1.90)%	$868	323%
$10.91	(14.23)%	2.75%	2.75%		(1.48)%	$321	450%
$12.72	54.74%	2.79%	2.79	%(e)	(1.60)%	$2,265	266%
$8.22	34.09%	2.91%	2.76%		(1.52)%	$871	202%
$6.13	(50.64)%	2.97%	2.73%		(0.82)%	$440	288%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on December 14, 2015.
(d)	Amount is less than $0.005.
(e)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Capital Contributions		Net Asset Value, End of Period
UltraJapan ProFund
Investor Class
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)	(10.40)	—		$13.62
Year Ended July 31, 2015	$14.66	(0.34)	9.70	9.36	—		$24.02
Year Ended July 31, 2014	$12.49	(0.24)	2.41	2.17	—		$14.66
Year Ended July 31, 2013	$5.60	(0.19)	6.77	6.58	0.31	(c)	$12.49
Year Ended July 31, 2012	$7.75	(0.11)	(2.04)	(2.15)	—		$5.60
Service Class
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)	(9.33)	—		$11.99
Year Ended July 31, 2015	$13.14	(0.52)	8.70	8.18	—		$21.32
Year Ended July 31, 2014	$11.31	(0.37)	2.20	1.83	—		$13.14
Year Ended July 31, 2013	$5.12	(0.29)	6.20	5.91	0.28	(c)	$11.31
Year Ended July 31, 2012	$7.16	(0.16)	(1.88)	(2.04)	—		$5.12
Bear ProFund
Investor Class
Year Ended July 31, 2016	$9.16	(0.12)	(0.73)	(0.85)	—		$8.31
Year Ended July 31, 2015	$10.48	(0.15)	(1.17)	(1.32)	—		$9.16
Year Ended July 31, 2014	$12.58	(0.19)	(1.91)	(2.10)	—		$10.48
Year Ended July 31, 2013	$16.20	(0.24)	(3.38)	(3.62)	—		$12.58
Year Ended July 31, 2012	$19.02	(0.31)	(2.51)	(2.82)	—		$16.20
Service Class
Year Ended July 31, 2016	$8.82	(0.21)	(0.69)	(0.90)	—		$7.92
Year Ended July 31, 2015	$10.20	(0.25)	(1.13)	(1.38)	—		$8.82
Year Ended July 31, 2014	$12.35	(0.31)	(1.84)	(2.15)	—		$10.20
Year Ended July 31, 2013	$16.08	(0.38)	(3.35)	(3.73)	—		$12.35
Year Ended July 31, 2012	$19.07	(0.48)	(2.51)	(2.99)	—		$16.08

		Ratios to Average Net Assets			Supplemental Data
Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(43.26)%		1.69%	1.69%	(1.56)%	$22,116	—
63.85%		1.75%	1.75%	(1.73)%	$56,344	—
17.37%		1.76%	1.76%	(1.74)%	$38,727	—
123.43	%(c)	1.82%	1.77%	(1.73)%	$54,890	—
(27.87)%		2.01%	1.73%	(1.68)%	$12,021	—

(43.76)%		2.47%	2.47%	(2.34)%	$1,066	—
62.25%		2.75%	2.75%	(2.73)%	$1,689	—
16.18%		2.76%	2.76%	(2.74)%	$780	—
120.90	%(c)	2.82%	2.77%	(2.73)%	$1,030	—
(28.59)%		3.01%	2.73%	(2.68)%	$315	—

(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—
(12.60)%		1.62%	1.62%	(1.59)%	$45,711	—
(16.69)%		1.72%	1.72%	(1.71)%	$18,555	—
(22.35)%		1.75%	1.74%	(1.67)%	$33,157	—
(14.87)%		1.75%	1.73%	(1.69)%	$28,690	—

(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—
(13.53)%		2.62%	2.62%	(2.59)%	$7,289	—
(17.41)%		2.72%	2.72%	(2.71)%	$7,022	—
(23.20)%		2.77%	2.76%	(2.69)%	$10,954	—
(15.68)%		2.73%	2.71%	(2.67)%	$10,178	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          The amounts include a voluntary capital contribution from the Advisor. The contribution represented $0.31 and $0.28 to the net asset value of the Investor Class and Service Class, respectively, and 3.79% to the total return of both Investor Class and Service Class. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)	$18.74
Year Ended July 31, 2015	$23.37	(0.37)	(3.10)	(3.47)	$19.90
Year Ended July 31, 2014(c)	$26.65	(0.42)	(2.86)	(3.28)	$23.37
Year Ended July 31, 2013(c)	$37.80	(0.55)	(10.60)	(11.15)	$26.65
Year Ended July 31, 2012(c)	$43.45	(0.70)	(4.95)	(5.65)	$37.80
Service Class
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)	$18.58
Year Ended July 31, 2015	$23.63	(0.58)	(3.11)	(3.69)	$19.94
Year Ended July 31, 2014(c)	$27.20	(0.67)	(2.90)	(3.57)	$23.63
Year Ended July 31, 2013(c)	$38.95	(0.90)	(10.85)	(11.75)	$27.20
Year Ended July 31, 2012(c)	$45.10	(1.15)	(5.00)	(6.15)	$38.95
Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2016	$16.68	(0.27)	(1.40)	(1.67)	$15.01
Year Ended July 31, 2015	$20.87	(0.32)	(3.87)	(4.19)	$16.68
Year Ended July 31, 2014(c)	$27.80	(0.41)	(6.52)	(6.93)	$20.87
Year Ended July 31, 2013(c)	$34.70	(0.55)	(6.35)	(6.90)	$27.80
Year Ended July 31, 2012(c)	$42.65	(0.65)	(7.30)	(7.95)	$34.70
Service Class
Year Ended July 31, 2016	$15.61	(0.43)	(1.25)	(1.68)	$13.93
Year Ended July 31, 2015	$19.69	(0.50)	(3.58)	(4.08)	$15.61
Year Ended July 31, 2014(c)	$26.50	(0.64)	(6.17)	(6.81)	$19.69
Year Ended July 31, 2013(c)	$33.45	(0.85)	(6.10)	(6.95)	$26.50
Year Ended July 31, 2012(c)	$41.65	(1.00)	(7.20)	(8.20)	$33.45

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(5.83)%	1.74%	1.74%	(1.58)%	$7,178	—
(14.85)%	1.86%	1.78%	(1.75)%	$5,756	—
(12.31)%	2.10%	1.78%	(1.76)%	$14,261	—
(29.50)%	2.61%	1.76%	(1.68)%	$9,669	—
(13.00)%	2.21%	1.73%	(1.68)%	$6,534	—

(6.82)%	2.74%	2.74%	(2.58)%	$4,150	—
(15.62)%	2.86%	2.78%	(2.75)%	$5,124	—
(12.97)%	3.10%	2.78%	(2.76)%	$1,501	—
(30.30)%	3.61%	2.76%	(2.68)%	$3,014	—
(13.64)%	3.21%	2.73%	(2.68)%	$1,535	—

(10.01)%	1.86%	1.78%	(1.64)%	$9,912	—
(20.08)%	2.26%	1.78%	(1.75)%	$47,555	—
(24.93)%	2.05%	1.78%	(1.76)%	$12,146	—
(19.88)%	1.95%	1.77%	(1.69)%	$3,664	—
(18.64)%	2.00%	1.73%	(1.66)%	$3,469	—

(10.76)%	2.86%	2.78%	(2.64)%	$164	—
(20.72)%	3.26%	2.78%	(2.75)%	$2,348	—
(25.70)%	3.05%	2.78%	(2.76)%	$865	—
(20.78)%	2.94%	2.76%	(2.68)%	$297	—
(19.69)%	3.00%	2.73%	(2.66)%	$577	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraBear ProFund
Investor Class
Year Ended July 31, 2016	$5.27	(0.08)	(0.89)	(0.97)	$4.30
Year Ended July 31, 2015	$6.87	(0.10)	(1.50)	(1.60)	$5.27
Year Ended July 31, 2014	$9.84	(0.13)	(2.84)	(2.97)	$6.87
Year Ended July 31, 2013(c)	$16.52	(0.22)	(6.46)	(6.68)	$9.84
Year Ended July 31, 2012(c)	$24.00	(0.36)	(7.12)	(7.48)	$16.52
Service Class
Year Ended July 31, 2016	$4.98	(0.12)	(0.83)	(0.95)	$4.03
Year Ended July 31, 2015	$6.57	(0.15)	(1.44)	(1.59)	$4.98
Year Ended July 31, 2014	$9.50	(0.21)	(2.72)	(2.93)	$6.57
Year Ended July 31, 2013(c)	$16.12	(0.33)	(6.29)	(6.62)	$9.50
Year Ended July 31, 2012(c)	$23.64	(0.56)	(6.96)	(7.52)	$16.12
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2016	$4.75	(0.08)	(0.87)	(0.95)	$3.80
Year Ended July 31, 2015	$6.32	(0.09)	(1.48)	(1.57)	$4.75
Year Ended July 31, 2014	$8.63	(0.12)	(2.19)	(2.31)	$6.32
Year Ended July 31, 2013(d)	$16.45	(0.20)	(7.62)	(7.82)	$8.63
Year Ended July 31, 2012(d)	$22.19	(0.35)	(5.39)	(5.74)	$16.45
Service Class
Year Ended July 31, 2016	$4.42	(0.13)	(0.80)	(0.93)	$3.49
Year Ended July 31, 2015	$5.95	(0.14)	(1.39)	(1.53)	$4.42
Year Ended July 31, 2014	$8.21	(0.19)	(2.07)	(2.26)	$5.95
Year Ended July 31, 2013(d)	$15.82	(0.31)	(7.30)	(7.61)	$8.21
Year Ended July 31, 2012(d)	$21.49	(0.56)	(5.11)	(5.67)	$15.82

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(18.41)%	1.64%	1.64%	(1.46)%	$17,997	—
(23.29)%	1.69%	1.69%	(1.66)%	$12,302	—
(30.18)%	1.67%	1.67%	(1.65)%	$21,555	—
(40.44)%	1.74%	1.74%	(1.66)%	$19,560	—
(31.17)%	1.69%	1.69%	(1.64)%	$28,402	—

(19.08)%	2.64%	2.64%	(2.46)%	$834	—
(24.20)%	2.69%	2.69%	(2.66)%	$363	—
(30.84)%	2.67%	2.67%	(2.65)%	$594	—
(41.07)%	2.75%	2.75%	(2.67)%	$1,222	—
(31.81)%	2.67%	2.67%	(2.62)%	$701	—

(20.00)%	2.27%	1.78%	(1.63)%	$1,737	—
(24.72)%	2.72%	1.78%	(1.75)%	$2,315	—
(26.88)%	2.76%	1.78%	(1.76)%	$1,947	—
(47.54)%	2.73%	1.76%	(1.68)%	$3,158	—
(25.87)%	2.51%	1.73%	(1.69)%	$2,710	—

(21.04)%	3.27%	2.78%	(2.63)%	$8	—
(25.71)%	3.72%	2.78%	(2.75)%	$85	—
(27.53)%	3.76%	2.78%	(2.76)%	$141	—
(48.10)%	3.73%	2.76%	(2.68)%	$170	—
(26.38)%	3.51%	2.73%	(2.69)%	$352	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:4 reverse stock split that occurred on November 19, 2012.

(d)         As described in Note 10, adjusted for 1:7 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2016	$19.13	(0.33)	(2.25)	(2.58)	$16.55
Year Ended July 31, 2015	$26.46	(0.39)	(6.94)	(7.33)	$19.13
Year Ended July 31, 2014(c)	$34.56	(0.49)	(7.61)	(8.10)	$26.46
Year Ended July 31, 2013(c)	$69.04	(0.80)	(33.68)	(34.48)	$34.56
Year Ended July 31, 2012(c)(d)	$101.20	(1.36)	(30.80)	(32.16)	$69.04
Service Class
Year Ended July 31, 2016	$18.69	(0.52)	(2.19)	(2.71)	$15.98
Year Ended July 31, 2015	$26.13	(0.60)	(6.84)	(7.44)	$18.69
Year Ended July 31, 2014(c)	$34.48	(0.77)	(7.58)	(8.35)	$26.13
Year Ended July 31, 2013(c)	$69.76	(1.28)	(34.00)	(35.28)	$34.48
Year Ended July 31, 2012(c)(d)	$103.20	(2.32)	(31.12)	(33.44)	$69.76
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2016	$6.15	(0.09)	(1.16)	(1.25)	$4.90
Year Ended July 31, 2015	$7.80	(0.11)	(1.54)	(1.65)	$6.15
Year Ended July 31, 2014	$9.82	(0.16)	(1.86)	(2.02)	$7.80
Year Ended July 31, 2013(e)	$15.60	(0.22)	(5.56)	(5.78)	$9.82
Year Ended July 31, 2012(e)	$22.02	(0.33)	(6.09)	(6.42)	$15.60
Service Class
Year Ended July 31, 2016	$5.69	(0.15)	(1.05)	(1.20)	$4.49
Year Ended July 31, 2015	$7.29	(0.17)	(1.43)	(1.60)	$5.69
Year Ended July 31, 2014	$9.29	(0.25)	(1.75)	(2.00)	$7.29
Year Ended July 31, 2013(e)	$14.91	(0.34)	(5.28)	(5.62)	$9.29
Year Ended July 31, 2012(e)	$21.27	(0.51)	(5.85)	(6.36)	$14.91

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(13.49)%	1.78%	1.78%	(1.59)%	$8,576	—
(27.70)%	2.12%	1.78%	(1.75)%	$7,472	—
(23.44)%	1.93%	1.78%	(1.76)%	$15,326	—
(49.94)%	1.99%	1.77%	(1.70)%	$20,574	—
(31.78)%	2.05%	1.73%	(1.68)%	$15,298	—

(14.45)%	2.78%	2.78%	(2.59)%	$1,774	—
(28.47)%	3.12%	2.78%	(2.75)%	$1,127	—
(24.22)%	2.93%	2.78%	(2.76)%	$1,934	—
(50.57)%	2.99%	2.77%	(2.70)%	$2,200	—
(32.40)%	3.05%	2.73%	(2.68)%	$906	—

(20.33)%	2.01%	1.78%	(1.61)%	$4,462	—
(21.15)%	2.74%	1.78%	(1.75)%	$3,867	—
(20.57)%	2.49%	1.78%	(1.77)%	$3,661	—
(37.05)%	2.60%	1.77%	(1.68)%	$4,591	—
(29.16)%	2.31%	1.73%	(1.69)%	$5,536	—

(21.09)%	3.01%	2.78%	(2.61)%	$677	—
(21.95)%	3.74%	2.78%	(2.75)%	$312	—
(21.53)%	3.49%	2.78%	(2.77)%	$412	—
(37.69)%	3.60%	2.77%	(2.68)%	$330	—
(29.90)%	3.31%	2.73%	(2.69)%	$305	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(d)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(e)          As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2016	$10.84	(0.16)	(1.94)	(2.10)	$8.74
Year Ended July 31, 2015	$16.62	(0.23)	(5.55)	(5.78)	$10.84
Year Ended July 31, 2014(c)	$28.90	(0.36)	(11.92)	(12.28)	$16.62
Year Ended July 31, 2013(c)	$43.70	(0.60)	(14.20)	(14.80)	$28.90
Year Ended July 31, 2012(c)(d)	$67.75	(1.00)	(23.05)	(24.05)	$43.70
Service Class
Year Ended July 31, 2016	$10.82	(0.27)	(1.92)	(2.19)	$8.63
Year Ended July 31, 2015	$16.74	(0.36)	(5.56)	(5.92)	$10.82
Year Ended July 31, 2014(c)	$29.45	(0.56)	(12.15)	(12.71)	$16.74
Year Ended July 31, 2013(c)	$44.95	(1.00)	(14.50)	(15.50)	$29.45
Year Ended July 31, 2012(c)(d)	$70.50	(1.65)	(23.90)	(25.55)	$44.95
UltraShort International ProFund
Investor Class
Year Ended July 31, 2016	$21.49	(0.39)	0.58 (e)	0.19	$21.68
Year Ended July 31, 2015	$23.67	(0.42)	(1.76)	(2.18)	$21.49
Year Ended July 31, 2014(f)	$33.12	(0.49)	(8.96)	(9.45)	$23.67
Year Ended July 31, 2013(f)	$56.08	(0.72)	(22.24)	(22.96)	$33.12
Year Ended July 31, 2012(f)	$59.76	(1.04)	(2.64)	(3.68)	$56.08
Service Class
Year Ended July 31, 2016	$20.26	(0.62)	0.59 (e)	(0.03)	$20.23
Year Ended July 31, 2015	$22.54	(0.65)	(1.63)	(2.28)	$20.26
Year Ended July 31, 2014(f)	$31.84	(0.76)	(8.54)	(9.30)	$22.54
Year Ended July 31, 2013(f)	$54.56	(1.12)	(21.60)	(22.72)	$31.84
Year Ended July 31, 2012(f)	$58.72	(1.68)	(2.48)	(4.16)	$54.56

	Ratios to Average Net Assets				Supplemental Data
Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(19.37)%	1.75%	1.73%		(1.55)%	$12,361	—
(34.78)%	1.94%	1.78%		(1.75)%	$11,747	—
(42.49)%	1.96%	1.78%		(1.76)%	$8,261	—
(33.87)%	1.88%	1.76%		(1.68)%	$10,353	—
(35.50)%	1.94%	1.87%		(1.82)%	$17,181	—

(20.24)%	2.75%	2.73%		(2.55)%	$82	—
(35.36)%	2.94%	2.78%		(2.75)%	$245	—
(43.16)%	2.96%	2.78%		(2.76)%	$853	—
(34.48)%	2.84%	2.72%		(2.64)%	$514	—
(36.24)%	2.91%	2.84%		(2.79)%	$527	—

0.88%	1.74%	1.74%		(1.60)%	$7,384	—
(9.21)%	2.18%	1.78%		(1.75)%	$4,978	—
(28.53)%	2.62%	1.86%		(1.85)%	$8,052	—
(40.94)%	1.91%	1.89%		(1.80)%	$4,001	—
(6.28)%	1.75%	1.74	%(g)	(1.68)%	$14,925	—

(0.15)%	2.74%	2.74%		(2.60)%	$869	—
(10.12)%	3.18%	2.78%		(2.75)%	$1,020	—
(29.21)%	3.62%	2.86%		(2.85)%	$1,280	—
(41.64)%	2.91%	2.89%		(2.80)%	$2,013	—
(7.08)%	2.75%	2.74	%(g)	(2.68)%	$2,252	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

(d)         As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 17, 2011.

(e)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing and sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)           As described in Note 10, adjusted for 1:8 reverse stock split that occurred on February 24, 2014.

(g)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2016	$10.05	(0.17)	(2.08)	(2.25)	$7.80
Year Ended July 31, 2015	$7.73	(0.15)	2.47	2.32	$10.05
Year Ended July 31, 2014	$11.96	(0.18)	(4.05)	(4.23)	$7.73
Year Ended July 31, 2013	$12.12	(0.19)	0.03	(0.16)	$11.96
Year Ended July 31, 2012(c)	$12.10	(0.21)	0.23	0.02	$12.12
Service Class
Year Ended July 31, 2016	$9.57	(0.27)	(1.94)	(2.21)	$7.36
Year Ended July 31, 2015	$7.43	(0.23)	2.37	2.14	$9.57
Year Ended July 31, 2014	$11.62	(0.28)	(3.91)	(4.19)	$7.43
Year Ended July 31, 2013	$11.89	(0.31)	0.04	(0.27)	$11.62
Year Ended July 31, 2012(c)	$11.90	(0.34)	0.33	(0.01)	$11.89
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2016	$22.67	(0.43)	(7.42)	(7.85)	$14.82
Year Ended July 31, 2015	$12.67	(0.30)	10.30	10.00	$22.67
Year Ended July 31, 2014	$17.16	(0.27)	(4.22)	(4.49)	$12.67
Year Ended July 31, 2013	$15.10	(0.24)	2.30	2.06	$17.16
Year Ended July 31, 2012(c)	$15.70	(0.26)	(0.34)	(0.60)	$15.10
Service Class
Year Ended July 31, 2016	$21.05	(0.68)	(6.74)	(7.42)	$13.63
Year Ended July 31, 2015	$11.87	(0.46)	9.64	9.18	$21.05
Year Ended July 31, 2014	$16.22	(0.42)	(3.93)	(4.35)	$11.87
Year Ended July 31, 2013	$14.43	(0.38)	2.17	1.79	$16.22
Year Ended July 31, 2012(c)	$15.10	(0.42)	(0.25)	(0.67)	$14.43

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(22.37)%	1.78%	1.78%	(1.62)%	$5,016	—
30.14%	2.10%	1.78%	(1.75)%	$4,464	—
(35.37)%	1.86%	1.78%	(1.77)%	$3,986	—
(1.32)%	2.08%	1.77%	(1.70)%	$15,807	—
0.17%	2.27%	1.73%	(1.68)%	$8,604	—

(23.17)%	2.78%	2.78%	(2.62)%	$1,567	—
28.94%	3.10%	2.78%	(2.75)%	$2,015	—
(36.06)%	2.86%	2.78%	(2.77)%	$1,729	—
(2.27)%	3.08%	2.77%	(2.70)%	$861	—
(0.08)%	3.27%	2.73%	(2.68)%	$321	—

(34.63)%	1.78%	1.78%	(1.59)%	$5,913	—
78.93%	2.18%	1.78%	(1.75)%	$6,327	—
(26.17)%	2.42%	1.78%	(1.77)%	$2,892	—
13.64%	2.47%	1.76%	(1.68)%	$6,768	—
(3.82)%	2.50%	1.73%	(1.67)%	$4,796	—

(35.25)%	2.78%	2.78%	(2.59)%	$439	—
77.34%	3.14%	2.74%	(2.71)%	$191	—
(26.82)%	3.42%	2.78%	(2.77)%	$86	—
12.40%	3.47%	2.76%	(2.68)%	$209	—
(4.44)%	3.50%	2.73%	(2.67)%	$316	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Asset Value, End of Period
UltraShort China ProFund
Investor Class
Year Ended July 31, 2016	$15.78	(0.27)	(1.46)		(1.73)	$14.05
Year Ended July 31, 2015	$17.77	(0.26)	(1.73	)(c)	(1.99)	$15.78
Year Ended July 31, 2014(d)	$34.80	(0.42)	(16.61)		(17.03)	$17.77
Year Ended July 31, 2013(d)	$57.30	(0.80)	(21.70)		(22.50)	$34.80
Year Ended July 31, 2012(d)	$46.20	(0.90)	12.00		11.10	$57.30
Service Class
Year Ended July 31, 2016	$14.67	(0.42)	(1.31)		(1.73)	$12.94
Year Ended July 31, 2015	$16.68	(0.39)	(1.62	)(c)	(2.01)	$14.67
Year Ended July 31, 2014(d)	$33.00	(0.66)	(15.66)		(16.32)	$16.68
Year Ended July 31, 2013(d)	$55.00	(1.20)	(20.80)		(22.00)	$33.00
Year Ended July 31, 2012(d)	$44.80	(1.40)	11.60		10.20	$55.00
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2016	$12.48	(0.25)	2.88		2.63	$15.11
Year Ended July 31, 2015	$25.12	(0.30)	(12.34)		(12.64)	$12.48
Year Ended July 31, 2014(e)	$38.10	(0.52)	(12.46)		(12.98)	$25.12
Year Ended July 31, 2013(e)	$115.55	(1.00)	(76.45)		(77.45)	$38.10
Year Ended July 31, 2012(e)	$106.90	(1.95)	10.60		8.65	$115.55
Service Class
Year Ended July 31, 2016	$11.80	(0.39)	2.74		2.35	$14.15
Year Ended July 31, 2015	$23.97	(0.49)	(11.68)		(12.17)	$11.80
Year Ended July 31, 2014(e)	$36.70	(0.78)	(11.95)		(12.73)	$23.97
Year Ended July 31, 2013(e)	$112.45	(1.50)	(74.25)		(75.75)	$36.70
Year Ended July 31, 2012(e)	$104.95	(3.15)	10.65		7.50	$112.45

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(10.90)%	2.13%	1.78%	(1.61)%	$3,509	—
(11.20)%	3.04%	1.78%	(1.75)%	$4,353	—
(48.94)%	3.05%	1.78%	(1.77)%	$1,763	—
(39.27)%	2.83%	1.76%	(1.68)%	$1,980	—
24.29%	2.56%	1.73%	(1.67)%	$4,349	—

(11.79)%	3.13%	2.78%	(2.61)%	$102	—
(12.05)%	4.04%	2.78%	(2.75)%	$73	—
(49.45)%	4.05%	2.78%	(2.77)%	$50	—
(40.00)%	3.83%	2.76%	(2.68)%	$108	—
22.77%	3.56%	2.73%	(2.67)%	$151	—

21.07%	2.82%	1.78%	(1.62)%	$3,278	—
(50.34)%	3.54%	1.78%	(1.76)%	$1,027	—
(34.04)%	2.49%	1.78%	(1.77)%	$1,987	—
(67.03)%	2.50%	1.77%	(1.71)%	$8,460	—
8.09%	3.25%	1.73%	(1.69)%	$2,170	—

19.92%	3.82%	2.78%	(2.62)%	$25	—
(50.79)%	4.54%	2.78%	(2.76)%	$12	—
(34.66)%	3.49%	2.78%	(2.77)%	$38	—
(67.36)%	3.50%	2.77%	(2.71)%	$224	—
7.10%	4.25%	2.73%	(2.69)%	$38	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	As described in Note 10, adjusted for 1:10 reverse stock split that occurred on February 24, 2014.
(e)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	$27.42
Year Ended July 31, 2015	$28.29	(0.14)	6.74	6.60	$34.89
Year Ended July 31, 2014	$26.11	(0.12)	2.30	2.18	$28.29
Year Ended July 31, 2013(c)	$14.58	(0.10)	11.63	11.53	$26.11
Year Ended July 31, 2012(c)	$16.20	(0.03)	(1.59)	(1.62)	$14.58
Service Class
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	$25.94
Year Ended July 31, 2015	$27.32	(0.45)	6.49	6.04	$33.36
Year Ended July 31, 2014	$25.46	(0.38)	2.24	1.86	$27.32
Year Ended July 31, 2013(c)	$14.34	(0.29)	11.41	11.12	$25.46
Year Ended July 31, 2012(c)	$16.11	(0.18)	(1.59)	(1.77)	$14.34
Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	$52.40
Year Ended July 31, 2015	$57.89	(0.14)	(9.94)	(10.08)	$47.81
Year Ended July 31, 2014	$43.80	(0.22)	14.31	14.09	$57.89
Year Ended July 31, 2013	$37.11	0.07	6.62	6.69	$43.80
Year Ended July 31, 2012	$50.86	(0.15)	(13.60)	(13.75)	$37.11
Service Class
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	$48.03
Year Ended July 31, 2015	$54.13	(0.66)	(9.21)	(9.87)	$44.26
Year Ended July 31, 2014	$41.36	(0.72)	13.49	12.77	$54.13
Year Ended July 31, 2013	$35.39	(0.33)	6.30	5.97	$41.36
Year Ended July 31, 2012	$49.00	(0.53)	(13.08)	(13.61)	$35.39

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(21.41)%	1.76%	1.72%	(0.09)%	$6,004	186%
23.33%	1.76%	1.76%	(0.44)%	$56,794	91%
8.35%	1.75%	1.75%	(0.44)%	$11,492	173%
79.08%	1.79%	1.75%	(0.49)%	$32,633	210%
(10.00)%	1.90%	1.73%	(0.32)%	$14,303	254%

(22.21)%	2.76%	2.72%	(1.09)%	$469	186%
22.11%	2.76%	2.76%	(1.44)%	$6,112	91%
7.31%	2.75%	2.75%	(1.44)%	$559	173%
77.55%	2.79%	2.75%	(1.49)%	$3,002	210%
(10.99)%	2.90%	2.73%	(1.32)%	$807	254%

9.60%	1.58%	1.58%	(0.02)%	$46,334	163%
(17.41)%	1.81%	1.81%	(0.25)%	$9,500	85%
32.17%	1.74%	1.74%	(0.41)%	$23,921	110%
18.03%	1.84%	1.83%	0.16%	$9,012	196%
(27.04)%	1.88%	1.85%	(0.37)%	$14,253	125%

8.54%	2.58%	2.58%	(1.02)%	$4,599	163%
(18.23)%	2.81%	2.81%	(1.25)%	$2,641	85%
30.87%	2.74%	2.74%	(1.41)%	$2,940	110%
16.87%	2.84%	2.83%	(0.84)%	$1,569	196%
(27.79)%	2.88%	2.85%	(1.37)%	$1,410	125%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 1:3 reverse stock split that occurred on November 19, 2012.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)		(21.52)	—	—	—
Year Ended July 31, 2015	$55.20	(0.69)	29.94		29.25	—	(6.61)	(6.61)
Year Ended July 31, 2014(c)	$44.22	(0.54)	17.05		16.51	—	(5.53)	(5.53)
Year Ended July 31, 2013(c)	$22.02	(0.38)	22.58		22.20	—	—	—
Year Ended July 31, 2012(c)	$15.49	(0.24)	6.77		6.53	—	—	—
Service Class
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)		(18.41)	—	—	—
Year Ended July 31, 2015	$47.31	(1.27)	25.46		24.19	—	(6.61)	(6.61)
Year Ended July 31, 2014(c)	$38.94	(0.97)	14.87		13.90	—	(5.53)	(5.53)
Year Ended July 31, 2013(c)	$19.59	(0.68)	20.03		19.35	—	—	—
Year Ended July 31, 2012(c)	$13.92	(0.39)	6.06		5.67	—	—	—
Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$87.62	(0.13)	11.37	(d)	11.24	(0.44)	—	(0.44)
Year Ended July 31, 2015	$72.19	0.54	15.00		15.54	—	(0.11)	(0.11)
Year Ended July 31, 2014	$65.78	(0.13)	6.54		6.41	—	—	—
Year Ended July 31, 2013	$47.39	(0.17)	18.56		18.39	—	—	—
Year Ended July 31, 2012	$42.09	(0.05)	5.35		5.30	—	—	—
Service Class
Year Ended July 31, 2016	$81.54	(0.96)	10.54	(d)	9.58	—	—	—
Year Ended July 31, 2015	$67.86	(0.23)	14.02		13.79	—	(0.11)	(0.11)
Year Ended July 31, 2014	$62.44	(0.81)	6.23		5.42	—	—	—
Year Ended July 31, 2013	$45.44	(0.71)	17.71		17.00	—	—	—
Year Ended July 31, 2012	$40.76	(0.48)	5.16		4.68	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$56.32	(27.65)%	1.47%	1.47%	(0.55)%	$397,476	13%
$77.84	55.52%	1.52%	1.52%	(1.01)%	$812,065	11%
$55.20	39.92%	1.57%	1.57%	(1.09)%	$444,366	47%
$44.22	100.81%	1.68%	1.68%	(1.12)%	$342,636	2%
$22.02	42.15%	2.00%	1.73%	(1.36)%	$21,019	37%

$46.48	(28.37)%	2.47%	2.47%	(1.55)%	$17,643	13%
$64.89	53.98%	2.52%	2.52%	(2.01)%	$45,648	11%
$47.31	38.54%	2.57%	2.57%	(2.09)%	$19,830	47%
$38.94	98.80%	2.68%	2.68%	(2.12)%	$14,093	2%
$19.59	40.72%	3.00%	2.73%	(2.36)%	$1,625	37%

$98.42	12.89%	1.75%	1.75%	(0.14)%	$18,570	236%
$87.62	21.54%	1.81%	1.75%	0.66%	$54,987	304%
$72.19	9.74%	1.97%	1.78%	(0.19)%	$7,692	327%
$65.78	38.81%	2.27%	1.77%	(0.29)%	$9,688	518%
$47.39	12.59%	2.73%	1.73%	(0.12)%	$3,659	449%

$91.12	11.76%	2.75%	2.75%	(1.14)%	$3,907	236%
$81.54	20.33%	2.81%	2.75%	(0.34)%	$4,341	304%
$67.86	8.70%	2.97%	2.78%	(1.19)%	$1,869	327%
$62.44	37.39%	3.27%	2.77%	(1.29)%	$887	518%
$45.44	11.48%	3.73%	2.73%	(1.12)%	$774	449%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 10, adjusted for 4:1 stock split that occurred on February 24, 2014.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$89.56	(0.32)	(1.57)	(1.89)	—	—
Year Ended July 31, 2015	$66.74	(0.53)	24.01	23.48	(0.66)	(0.66)
Year Ended July 31, 2014	$57.34	(0.52)	11.34	10.82	(1.42)	(1.42)
Year Ended July 31, 2013	$37.35	(0.39)	20.38	19.99	—	—
Year Ended July 31, 2012	$31.28	(0.27)	6.34	6.07	—	—
Service Class
Year Ended July 31, 2016	$80.93	(1.08)	(1.41)	(2.49)	—	—
Year Ended July 31, 2015	$60.97	(1.26)	21.88	20.62	(0.66)	(0.66)
Year Ended July 31, 2014	$53.01	(1.10)	10.48	9.38	(1.42)	(1.42)
Year Ended July 31, 2013	$34.88	(0.82)	18.95	18.13	—	—
Year Ended July 31, 2012	$29.50	(0.59)	5.97	5.38	—	—
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)	—	—
Year Ended July 31, 2015	$12.93	(0.07)	2.77	2.70	—	—
Year Ended July 31, 2014	$11.31	(0.06)	1.68	1.62	—	—
Year Ended July 31, 2013	$7.16	(0.05)	4.20	4.15	—	—
Year Ended July 31, 2012	$7.20	(0.02)	(0.02)	(0.04)	—	—
Service Class
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)	—	—
Year Ended July 31, 2015	$11.56	(0.20)	2.47	2.27	—	—
Year Ended July 31, 2014	$10.21	(0.17)	1.52	1.35	—	—
Year Ended July 31, 2013	$6.53	(0.13)	3.81	3.68	—	—
Year Ended July 31, 2012	$6.64	(0.08)	(0.03)	(0.11)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$87.67	(2.10)%	1.56%	1.56%	(0.39)%	$39,850	37%
$89.56	35.37%	1.62%	1.62%	(0.65)%	$99,665	32%
$66.74	19.02%	1.73%	1.73%	(0.82)%	$24,348	57%
$57.34	53.52%	1.88%	1.77%	(0.82)%	$42,473	50%
$37.35	19.37%	2.22%	1.73%	(0.81)%	$5,384	232%

$78.44	(3.06)%	2.56%	2.56%	(1.39)%	$722	37%
$80.93	34.02%	2.62%	2.62%	(1.65)%	$4,119	32%
$60.97	17.84%	2.73%	2.73%	(1.82)%	$2,284	57%
$53.01	51.98%	2.88%	2.77%	(1.82)%	$3,876	50%
$34.88	18.24%	3.22%	2.73%	(1.81)%	$1,691	232%

$14.65	(6.27)%	1.76%	1.76%	(0.14)%	$8,204	275%
$15.63	20.88%	1.77%	1.74%	(0.46)%	$58,917	190%
$12.93	14.32%	1.87%	1.78%	(0.49)%	$8,107	124%
$11.31	57.96%	1.98%	1.77%	(0.49)%	$20,211	270%
$7.16	(0.56)%	2.13%	1.73%	(0.36)%	$14,204	123%

$12.83	(7.23)%	2.76%	2.76%	(1.14)%	$838	275%
$13.83	19.64%	2.77%	2.74%	(1.46)%	$5,606	190%
$11.56	13.22%	2.87%	2.78%	(1.49)%	$1,486	124%
$10.21	56.36%	2.98%	2.77%	(1.49)%	$2,836	270%
$6.53	(1.66)%	3.13%	2.73%	(1.36)%	$597	123%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)		(3.32)	—	—
Year Ended July 31, 2015	$38.48	(0.35)	16.80		16.45	(0.60)	(0.60)
Year Ended July 31, 2014	$29.85	(0.22)	8.85		8.63	—	—
Year Ended July 31, 2013	$19.14	(0.11)	10.82		10.71	—	—
Year Ended July 31, 2012	$15.92	(0.04)	3.26		3.22	—	—
Service Class
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)		(3.37)	—	—
Year Ended July 31, 2015	$34.30	(0.78)	14.94		14.16	(0.60)	(0.60)
Year Ended July 31, 2014	$26.87	(0.53)	7.96		7.43	—	—
Year Ended July 31, 2013	$17.40	(0.32)	9.79		9.47	—	—
Year Ended July 31, 2012	$14.62	(0.19)	2.97		2.78	—	—
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$68.48	(0.23)	7.83		7.60	(0.40)	(0.40)
Year Ended July 31, 2015	$63.87	(0.45)	6.12	(c)	5.67	(1.06)	(1.06)
Year Ended July 31, 2014	$53.13	(0.29)	11.03		10.74	—	—
Year Ended July 31, 2013	$36.17	(0.19)	17.15		16.96	—	—
Year Ended July 31, 2012	$34.82	(0.13)	1.48		1.35	—	—
Service Class
Year Ended July 31, 2016	$62.55	(0.84)	7.10		6.26	(0.40)	(0.40)
Year Ended July 31, 2015	$59.01	(1.09)	5.69	(c)	4.60	(1.06)	(1.06)
Year Ended July 31, 2014	$49.58	(0.87)	10.30		9.43	—	—
Year Ended July 31, 2013	$34.09	(0.61)	16.10		15.49	—	—
Year Ended July 31, 2012	$33.13	(0.46)	1.42		0.96	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$51.01	(6.09)%	1.53%	1.53%		(0.26)%	$37,647	7%
$54.33	43.08%	1.61%	1.61%		(0.73)%	$150,159	47%
$38.48	28.91%	1.74%	1.74%		(0.66)%	$42,073	156%
$29.85	55.96%	1.86%	1.76%		(0.45)%	$26,329	132%
$19.14	20.15%	2.22%	1.73%		(0.21)%	$7,934	253%

$44.49	(7.04)%	2.53%	2.53%		(1.26)%	$3,213	7%
$47.86	41.64%	2.61%	2.61%		(1.73)%	$17,517	47%
$34.30	27.65%	2.74%	2.74%		(1.66)%	$3,690	156%
$26.87	54.43%	2.86%	2.76%		(1.45)%	$3,804	132%
$17.40	19.02%	3.22%	2.73%		(1.21)%	$1,453	253%

$75.68	11.23%	1.79%	1.79	%(d)	(0.33)%	$12,037	270%
$68.48	8.94%	1.80%	1.74%		(0.65)%	$5,699	308%
$63.87	20.21%	1.86%	1.74%		(0.47)%	$9,281	365%
$53.13	46.89%	1.88%	1.77%		(0.43)%	$17,186	245%
$36.17	3.88%	2.84%	1.73%		(0.38)%	$7,731	285%

$68.41	10.14%	2.79%	2.79	%(d)	(1.33)%	$601	270%
$62.55	7.86%	2.80%	2.74%		(1.65)%	$1,809	308%
$59.01	19.02%	2.86%	2.74%		(1.47)%	$1,763	365%
$49.58	45.44%	2.88%	2.77%		(1.43)%	$1,164	245%
$34.09	2.87%	3.84%	2.73%		(1.38)%	$581	285%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Capital Contributions
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$46.02	(0.54)	3.66		3.12	(2.98)	(2.98)	—
Year Ended July 31, 2015	$34.92	(0.50)	11.91		11.41	(0.31)	(0.31)	—
Year Ended July 31, 2014	$29.25	(0.50)	8.38		7.88	(2.21)	(2.21)	—
Year Ended July 31, 2013(c)	$19.65	(0.37)	11.87		11.50	(1.90)	(1.90)	—
Year Ended July 31, 2012(c)	$20.89	(0.29)	(0.95)		(1.24)	—	—	—
Service Class
Year Ended July 31, 2016	$38.48	(0.90)	3.08		2.18	(2.98)	(2.98)	—
Year Ended July 31, 2015	$29.53	(0.82)	10.08		9.26	(0.31)	(0.31)	—
Year Ended July 31, 2014	$25.25	(0.80)	7.29		6.49	(2.21)	(2.21)	—
Year Ended July 31, 2013(c)	$17.36	(0.57)	10.36		9.79	(1.90)	(1.90)	—
Year Ended July 31, 2012(c)	$18.64	(0.46)	(0.82)		(1.28)	—	—	—
Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$55.37	(0.78)	6.50	(d)	5.72	—	—	—
Year Ended July 31, 2015	$54.60	(0.82)	1.59	(d)	0.77	—	—	—
Year Ended July 31, 2014	$43.30	(0.84)	12.14		11.30	—	—	—
Year Ended July 31, 2013	$29.25	(0.63)	14.68		14.05	—	—	—
Year Ended July 31, 2012(e)	$25.30	(0.35)	4.30		3.95	—	—	—
Service Class
Year Ended July 31, 2016	$47.47	(1.20)	5.59	(d)	4.39	—	—	—
Year Ended July 31, 2015	$47.30	(1.27)	1.44	(d)	0.17	—	—	—
Year Ended July 31, 2014	$37.89	(1.29)	5.47		4.18	—	—	5.23	(f)
Year Ended July 31, 2013	$25.87	(0.96)	12.98		12.02	—	—	—
Year Ended July 31, 2012(e)	$22.60	(0.55)	3.82		3.27	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$46.16	7.12%		1.50%	1.50%	(1.32)%	$77,895	65%
$46.02	32.96%		1.57%	1.57%	(1.31)%	$76,318	68%
$34.92	27.25%		1.59%	1.59%	(1.44)%	$61,002	133%
$29.25	62.55%		1.75%	1.75%	(1.55)%	$39,751	77%
$19.65	(5.92)%		1.89%	1.84%	(1.54)%	$17,391	24%

$37.68	6.02%		2.50%	2.50%	(2.32)%	$3,752	65%
$38.48	31.69%		2.56%	2.56%	(2.30)%	$8,932	68%
$29.53	26.01%		2.59%	2.59%	(2.44)%	$4,581	133%
$25.25	60.84%		2.75%	2.75%	(2.55)%	$1,806	77%
$17.36	(6.87)%		2.89%	2.84%	(2.54)%	$573	24%

$61.09	10.35%		2.10%	1.78%	(1.59)%	$5,209	962%
$55.37	1.39%		2.01%	1.78%	(1.65)%	$4,747	420%
$54.60	26.10%		1.99%	1.78%	(1.67)%	$6,055	298%
$43.30	48.03%		1.88%	1.76%	(1.67)%	$8,730	149%
$29.25	15.61%		2.94%	1.73%	(1.55)%	$9,253	507%

$51.86	9.27%		3.10%	2.78%	(2.59)%	$1,236	962%
$47.47	0.36%		3.01%	2.78%	(2.65)%	$183	420%
$47.30	24.84	%(f)	2.99%	2.78%	(2.67)%	$277	298%
$37.89	46.46%		2.88%	2.76%	(2.67)%	$423	149%
$25.87	14.47%		3.94%	2.73%	(2.55)%	$496	507%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          As described in Note 10, adjusted for 6:1 stock split that occurred on November 19, 2012.

(d)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)          As described in Note 10, adjusted for 1:10 reverse stock split that occurred on October 17, 2011.

(f)           The amount includes a voluntary capital contribution from the Advisor. The contribution represented $5.23 to the net asset value and 10.77% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Year Ended July 31, 2015	$62.53	0.18	(25.24)	(25.06)	—	—
Year Ended July 31, 2014	$49.37	(0.05)	13.21	13.16	—	—
Year Ended July 31, 2013	$38.85	(0.04)	10.56	10.52	—	—
Year Ended July 31, 2012	$45.40	(0.14)	(6.41)	(6.55)	—	—
Service Class
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Year Ended July 31, 2015	$54.42	(0.23)	(21.90)	(22.13)	—	—
Year Ended July 31, 2014	$43.40	(0.54)	11.56	11.02	—	—
Year Ended July 31, 2013	$34.49	(0.42)	9.33	8.91	—	—
Year Ended July 31, 2012	$40.71	(0.48)	(5.74)	(6.22)	—	—
Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$17.59	0.05	(4.18)	(4.13)	—	—
Year Ended July 31, 2015	$31.33	0.04	(13.78)	(13.74)	—	—
Year Ended July 31, 2014	$22.60	(0.15)	8.88	8.73	—	—
Year Ended July 31, 2013	$18.58	(0.16)	4.18	4.02	—	—
Year Ended July 31, 2012	$27.10	(0.19)	(8.33)	(8.52)	—	—
Service Class
Year Ended July 31, 2016	$16.09	(0.07)	(3.84)	(3.91)	—	—
Year Ended July 31, 2015	$28.95	(0.18)	(12.68)	(12.86)	—	—
Year Ended July 31, 2014	$21.08	(0.41)	8.28	7.87	—	—
Year Ended July 31, 2013	$17.51	(0.35)	3.92	3.57	—	—
Year Ended July 31, 2012	$25.80	(0.37)	(7.92)	(8.29)	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$35.19	(5.56)%	1.54%	1.54%	0.69%	$59,096	16%
$37.47	(40.08)%	1.61%	1.61%	0.38%	$23,965	50%
$62.53	26.66%	1.64%	1.64%	(0.10)%	$53,788	68%
$49.37	27.08%	1.69%	1.69%	(0.09)%	$34,734	4%
$38.85	(14.45)%	1.83%	1.83%	(0.38)%	$40,407	10%

$30.19	(6.50)%	2.54%	2.54%	(0.31)%	$3,140	16%
$32.29	(40.67)%	2.61%	2.61%	(0.62)%	$5,075	50%
$54.42	25.39%	2.64%	2.64%	(1.10)%	$4,173	68%
$43.40	25.83%	2.69%	2.69%	(1.09)%	$3,773	4%
$34.49	(15.30)%	2.83%	2.83%	(1.38)%	$3,512	10%

$13.46	(23.48)%	1.79%	1.78%	0.37%	$12,176	229%
$17.59	(43.86)%	1.78%	1.77%	0.17%	$7,219	92%
$31.33	38.63%	1.75%	1.73%	(0.54)%	$40,907	68%
$22.60	21.64%	1.83%	1.82%	(0.78)%	$13,662	169%
$18.58	(31.44)%	1.95%	1.91%	(0.99)%	$12,405	88%

$12.18	(24.24)%	2.79%	2.78%	(0.63)%	$233	229%
$16.09	(44.42)%	2.78%	2.77%	(0.83)%	$472	92%
$28.95	37.33%	2.75%	2.73%	(1.54)%	$3,731	68%
$21.08	20.39%	2.83%	2.82%	(1.78)%	$576	169%
$17.51	(32.16)%	2.95%	2.91%	(1.99)%	$1,261	88%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$26.03	(0.04)	0.32 (c)	0.28	—	(0.02)	(0.02)
Year Ended July 31, 2015	$20.84	(0.08)	6.46	6.38	—	(1.19)	(1.19)
Year Ended July 31, 2014	$17.03	— (d)	4.13	4.13	—	(0.32)	(0.32)
Year Ended July 31, 2013	$12.30	0.04	4.75	4.79	(0.06)	—	(0.06)
Year Ended July 31, 2012	$9.36	0.04	2.92	2.96	(0.02)	—	(0.02)
Service Class
Year Ended July 31, 2016	$23.76	(0.25)	0.27 (c)	0.02	—	(0.02)	(0.02)
Year Ended July 31, 2015	$19.30	(0.30)	5.95	5.65	—	(1.19)	(1.19)
Year Ended July 31, 2014	$15.96	(0.18)	3.84	3.66	—	(0.32)	(0.32)
Year Ended July 31, 2013	$11.58	(0.09)	4.47	4.38	— (d)	—	— (d)
Year Ended July 31, 2012	$8.90	(0.06)	2.74	2.68	—	—	—
Precious Metals UltraSector ProFund(f)
Investor Class
Year Ended July 31, 2016	$21.76	(0.35)	43.61	43.26	—	—	—
Year Ended July 31, 2015	$71.85	(0.20)	(49.89)	(50.09)	—	—	—
Year Ended July 31, 2014	$64.40	(0.20)	7.65	7.45	—	—	—
Year Ended July 31, 2013	$124.00	(0.60)	(59.00)	(59.60)	—	—	—
Year Ended July 31, 2012	$202.15	(2.85)	(75.30)	(78.15)	—	—	—
Service Class
Year Ended July 31, 2016	$19.65	(0.67)	39.11	38.44	—	—	—
Year Ended July 31, 2015	$65.45	(0.65)	(45.15)	(45.80)	—	—	—
Year Ended July 31, 2014	$59.30	(0.80)	6.95	6.15	—	—	—
Year Ended July 31, 2013	$115.25	(1.65)	(54.30)	(55.95)	—	—	—
Year Ended July 31, 2012	$189.85	(4.50)	(70.10)	(74.60)	—	—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$26.29	1.08%	1.76%	1.76%	(0.17)%	$14,631	79%
$26.03	31.57%	1.73%	1.73%	(0.35)%	$24,071	35%
$20.84	24.61%	1.74%	1.74%	— (e)	$19,602	92%
$17.03	39.19%	1.85%	1.76%	0.29%	$8,891	82%
$12.30	31.63%	2.04%	1.73%	0.43%	$8,253	236%

$23.76	0.09%	2.76%	2.76%	(1.17)%	$1,468	79%
$23.76	30.26%	2.73%	2.73%	(1.35)%	$2,286	35%
$19.30	23.29%	2.74%	2.74%	(1.00)%	$6,709	92%
$15.96	37.88%	2.85%	2.76%	(0.71)%	$4,830	82%
$11.58	29.97%	3.04%	2.73%	(0.57)%	$6,780	236%

$65.02	198.99%	1.55%	1.55%	(1.04)%	$52,251	167%
$21.76	(69.73)%	1.71%	1.71%	(0.48)%	$13,341	117%
$71.85	11.57%	1.75%	1.75%	(0.34)%	$26,134	177%
$64.40	(48.06)%	1.81%	1.81%	(0.59)%	$29,804	104	%(g)
$124.00	(38.67)%	1.77%	1.77%	(1.71)%	$27,846	—

$58.09	195.62%	2.55%	2.55%	(2.04)%	$3,468	167%
$19.65	(69.98)%	2.71%	2.71%	(1.48)%	$670	117%
$65.45	10.37%	2.74%	2.74%	(1.33)%	$1,809	177%
$59.30	(48.55)%	2.80%	2.80%	(1.58)%	$2,773	104	%(g)
$115.25	(39.29)%	2.77%	2.77%	(2.71)%	$3,222	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%
(f)	As described in Note 10, adjusted for 1:5 reverse stock split that occurred on December 14, 2015.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of equity securities.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		—	(0.07)
Year Ended July 31, 2015	$34.24	0.08	3.39	3.47	(0.13)		—	(0.13)
Year Ended July 31, 2014	$29.59	0.15	4.54	4.69	(0.04)		—	(0.04)
Year Ended July 31, 2013	$27.82	0.07	1.76	1.83	(0.06)		—	(0.06)
Year Ended July 31, 2012	$24.32	0.04	3.50	3.54	(0.04)		—	(0.04)
Service Class
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—	—
Year Ended July 31, 2015	$33.44	(0.30)	3.30	3.00	—		—	—
Year Ended July 31, 2014	$29.14	(0.16)	4.46	4.30	—		—	—
Year Ended July 31, 2013	$27.59	(0.21)	1.76	1.55	—		—	—
Year Ended July 31, 2012	$24.31	(0.20)	3.48	3.28	—		—	—
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$25.08	(0.03)	8.16	8.13	—		(0.19)	(0.19)
Year Ended July 31, 2015	$24.93	(0.01)	0.16	0.15	—		—	—
Year Ended July 31, 2014	$16.26	(0.16)	8.86	8.70	(0.03	)(c)	—	(0.03)
Year Ended July 31, 2013	$13.65	(0.05)	2.69	2.64	(0.03	)(d)	—	(0.03)
Year Ended July 31, 2012	$14.09	0.03	(0.42)	(0.39)	(0.05	)(e)	—	(0.05)
Service Class
Year Ended July 31, 2016	$21.95	(0.27)	7.09	6.82	—		(0.19)	(0.19)
Year Ended July 31, 2015	$22.04	(0.26)	0.17	(0.09)	—		—	—
Year Ended July 31, 2014	$14.50	(0.34)	7.88	7.54	—		—	—
Year Ended July 31, 2013	$12.26	(0.18)	2.42	2.24	—		—	—
Year Ended July 31, 2012	$12.72	(0.10)	(0.36)	(0.46)	—		—	—

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$47.55	26.77%	1.65%	1.65%	0.55%	$64,740	101%
$37.58	10.15%	1.74%	1.74%	0.20%	$22,679	112%
$34.24	15.90%	1.78%	1.78%	0.50%	$24,795	162%
$29.59	6.60%	1.80%	1.76%	0.25%	$25,906	244%
$27.82	14.62%	1.82%	1.73%	0.18%	$41,586	137%

$45.73	25.49%	2.65%	2.65%	(0.45)%	$5,669	101%
$36.44	8.97%	2.74%	2.74%	(0.80)%	$3,030	112%
$33.44	14.76%	2.78%	2.78%	(0.50)%	$4,403	162%
$29.14	5.62%	2.80%	2.76%	(0.75)%	$777	244%
$27.59	13.49%	2.82%	2.73%	(0.82)%	$5,619	137%

$33.02	32.59%	1.77%	1.77%	(0.13)%	$18,500	253%
$25.08	0.60%	1.71%	1.71%	(0.05)%	$14,804	40%
$24.93	53.55%	1.76%	1.73%	(0.70)%	$76,034	193%
$16.26	19.44%	2.39%	1.76%	(0.33)%	$2,627	584%
$13.65	(2.76)%	2.32%	1.73%	0.19%	$3,620	397%

$28.58	31.26%	2.77%	2.77%	(1.13)%	$517	253%
$21.95	(0.41)%	2.71%	2.71%	(1.05)%	$843	40%
$22.04	52.00%	2.76%	2.73%	(1.70)%	$2,951	193%
$14.50	18.27%	3.39%	2.76%	(1.33)%	$170	584%
$12.26	(3.69)%	3.32%	2.73%	(0.81)%	$176	397%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	Subsequent to the issuance of the July 31, 2014 financial statements, $0.03 of the distribution was determined to be a return of capital.
(d)	Subsequent to the issuance of the July 31, 2013 financial statements, $0.01 of the distribution was determined to be a return of capital.
(e)	Subsequent to the issuance of the July 31, 2012 financial statements, $0.02 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$62.10	(0.21)	5.81	(c)	5.60	—	—
Year Ended July 31, 2015	$54.74	(0.36)	7.72	(c)	7.36	—	—
Year Ended July 31, 2014	$38.64	(0.45)	16.55		16.10	—	—
Year Ended July 31, 2013	$34.76	(0.21)	4.09		3.88	—	—
Year Ended July 31, 2012	$31.49	(0.33)	3.60		3.27	—	—
Service Class
Year Ended July 31, 2016	$54.50	(0.74)	5.07	(c)	4.33	—	—
Year Ended July 31, 2015	$48.52	(0.88)	6.86	(c)	5.98	—	—
Year Ended July 31, 2014	$34.60	(0.88)	14.80		13.92	—	—
Year Ended July 31, 2013	$31.45	(0.53)	3.68		3.15	—	—
Year Ended July 31, 2012	$28.78	(0.64)	3.31		2.67	—	—
Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$20.74	0.59	6.64		7.23	(0.44)	(0.44)
Year Ended July 31, 2015	$21.88	0.43	(1.51	)(c)	(1.08)	(0.06)	(0.06)
Year Ended July 31, 2014	$19.41	0.09	2.49		2.58	(0.11)	(0.11)
Year Ended July 31, 2013	$18.32	0.07	1.21		1.28	(0.19)	(0.19)
Year Ended July 31, 2012	$13.71	0.21	4.75		4.96	(0.35)	(0.35)
Service Class
Year Ended July 31, 2016	$19.78	0.37	6.30		6.67	(0.25)	(0.25)
Year Ended July 31, 2015	$21.01	0.23	(1.46	)(c)	(1.23)	—	—
Year Ended July 31, 2014	$18.71	(0.11)	2.41		2.30	—	—
Year Ended July 31, 2013	$17.65	(0.11)	1.17		1.06	—	—
Year Ended July 31, 2012	$13.06	0.07	4.58		4.65	(0.06)	(0.06)

		Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$67.70	9.03%	1.82%	1.76%	(0.35)%	$10,270	151%
$62.10	13.45%	1.71%	1.71%	(0.60)%	$10,010	273%
$54.74	41.67%	1.80%	1.78%	(0.98)%	$27,673	322%
$38.64	11.16%	1.95%	1.75%	(0.58)%	$4,162	168%
$34.76	10.35%	1.89%	1.74%	(1.01)%	$13,144	111%

$58.83	7.96%	2.82%	2.76%	(1.35)%	$1,061	151%
$54.50	12.33%	2.71%	2.71%	(1.60)%	$2,090	273%
$48.52	40.23%	2.80%	2.78%	(1.98)%	$5,292	322%
$34.60	10.02%	2.95%	2.75%	(1.58)%	$971	168%
$31.45	9.28%	2.89%	2.74%	(2.01)%	$733	111%

$27.53	35.64%	1.66%	1.66%	2.42%	$111,297	330%
$20.74	(4.92)%	1.80%	1.74%	2.02%	$2,052	508%
$21.88	13.34%	2.41%	1.78%	0.43%	$6,498	664%
$19.41	7.17%	2.07%	1.75%	0.39%	$3,908	307%
$18.32	37.11%	2.56%	1.73%	1.43%	$24,644	208%

$26.20	34.22%	2.66%	2.66%	1.42%	$4,981	330%
$19.78	(5.85)%	2.80%	2.74%	1.02%	$956	508%
$21.01	12.29%	3.41%	2.78%	(0.57)%	$1,295	664%
$18.71	6.01%	3.06%	2.74%	(0.60)%	$563	307%
$17.65	35.75%	3.55%	2.72%	0.44%	$744	208%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2016	$32.45	0.10	10.60	10.70	(0.45)	(0.45)
Year Ended July 31, 2015	$29.23	0.29	3.13 (c)	3.42	(0.20)	(0.20)
Year Ended July 31, 2014	$26.87	0.26	2.44	2.70	(0.34)	(0.34)
Year Ended July 31, 2013	$24.39	0.27	2.78	3.05	(0.57)	(0.57)
Year Ended July 31, 2012	$19.87	0.14	4.53	4.67	(0.15)	(0.15)
Service Class
Year Ended July 31, 2016	$30.83	(0.23)	10.10	9.87	(0.03)	(0.03)
Year Ended July 31, 2015	$27.95	(0.03)	2.97 (c)	2.94	(0.06)	(0.06)
Year Ended July 31, 2014	$25.74	(0.02)	2.35	2.33	(0.12)	(0.12)
Year Ended July 31, 2013	$23.23	0.03	2.70	2.73	(0.22)	(0.22)
Year Ended July 31, 2012	$18.97	(0.06)	4.32	4.26	—	—
Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2016	$6.89	(0.12)	(0.51)	(0.63)	—	—
Year Ended July 31, 2015	$5.36	(0.10)	1.63	1.53	—	—
Year Ended July 31, 2014	$6.57	(0.10)	(1.11)	(1.21)	—	—
Year Ended July 31, 2013	$8.23	(0.12)	(1.54)	(1.66)	—	—
Year Ended July 31, 2012	$8.64	(0.15)	(0.26)	(0.41)	—	—
Service Class
Year Ended July 31, 2016	$6.78	(0.19)	(0.50)	(0.69)	—	—
Year Ended July 31, 2015	$5.33	(0.17)	1.62	1.45	—	—
Year Ended July 31, 2014	$6.60	(0.17)	(1.10)	(1.27)	—	—
Year Ended July 31, 2013	$8.32	(0.19)	(1.53)	(1.72)	—	—
Year Ended July 31, 2012	$8.81	(0.23)	(0.26)	(0.49)	—	—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$42.70	33.41%	1.76%	1.76%		0.28%	$71,264	229%
$32.45	11.61%	1.76%	1.76%		0.85%	$8,537	305%
$29.23	10.22%	1.77%	1.74%		0.90%	$24,093	294%
$26.87	13.09%	2.16%	1.76%		1.10%	$17,305	307%
$24.39	23.57%	1.87%	1.73%		0.64%	$26,024	328%

$40.67	32.09%	2.76%	2.76%		(0.72)%	$3,106	229%
$30.83	10.49%	2.76%	2.76%		(0.15)%	$2,287	305%
$27.95	9.11%	2.77%	2.74%		(0.10)%	$2,283	294%
$25.74	11.99%	3.15%	2.75%		0.11%	$801	307%
$23.23	22.46%	2.87%	2.73%		(0.36)%	$1,087	328%

$6.26	(9.14)%	2.26%	1.80	%(d)	(1.64)%	$2,922	—
$6.89	28.54%	2.50%	1.74%		(1.71)%	$2,725	—
$5.36	(18.42)%	2.60%	1.78%		(1.76)%	$3,494	—
$6.57	(20.17)%	2.65%	1.76%		(1.68)%	$998	—
$8.23	(4.75)%	3.00%	1.73%		(1.68)%	$1,572	—

$6.09	(10.18)%	3.26%	2.80	%(d)	(2.64)%	$283	—
$6.78	27.20%	3.50%	2.74%		(2.71)%	$114	—
$5.33	(19.24)%	3.60%	2.78%		(2.76)%	$38	—
$6.60	(20.67)%	3.63%	2.74%		(2.66)%	$570	—
$8.32	(5.56)%	3.87%	2.60%		(2.55)%	$42	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2016	$13.14	(0.14)	(8.60)	(8.74)	$4.40
Year Ended July 31, 2015	$7.41	(0.17)	5.90	5.73	$13.14
Year Ended July 31, 2014	$9.20	(0.15)	(1.64)	(1.79)	$7.41
Year Ended July 31, 2013	$7.13	(0.13)	2.20	2.07	$9.20
Year Ended July 31, 2012	$6.09	(0.10)	1.14	1.04	$7.13
Service Class
Year Ended July 31, 2016	$13.48	(0.25)	(8.77)	(9.02)	$4.46
Year Ended July 31, 2015	$7.68	(0.27)	6.07	5.80	$13.48
Year Ended July 31, 2014	$9.62	(0.24)	(1.70)	(1.94)	$7.68
Year Ended July 31, 2013	$7.53	(0.22)	2.31	2.09	$9.62
Year Ended July 31, 2012	$6.48	(0.17)	1.22	1.05	$7.53
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)	$15.67
Year Ended July 31, 2015	$22.19	(0.35)	(2.19)	(2.54)	$19.65
Year Ended July 31, 2014(c)	$25.85	(0.45)	(3.21)	(3.66)	$22.19
Year Ended July 31, 2013(c)	$28.60	(0.45)	(2.30)	(2.75)	$25.85
Year Ended July 31, 2012(c)	$35.90	(0.60)	(6.70)	(7.30)	$28.60
Service Class
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)	$14.45
Year Ended July 31, 2015	$20.84	(0.54)	(2.02)	(2.56)	$18.28
Year Ended July 31, 2014(c)	$24.50	(0.69)	(2.97)	(3.66)	$20.84
Year Ended July 31, 2013(c)	$27.40	(0.70)	(2.20)	(2.90)	$24.50
Year Ended July 31, 2012(c)	$34.70	(0.90)	(6.40)	(7.30)	$27.40

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(66.51)%	1.98%	1.86%	(1.70)%	$11,839	—
77.33%	1.75%	1.75%	(1.72)%	$11,647	—
(19.46)%	1.87%	1.78%	(1.76)%	$2,744	—
29.03%	2.09%	1.77%	(1.70)%	$12,184	—
17.08%	2.19%	1.73%	(1.68)%	$5,381	—

(66.91)%	2.98%	2.86%	(2.70)%	$7,692	—
75.52%	2.75%	2.75%	(2.72)%	$12,483	—
(20.17)%	2.87%	2.78%	(2.76)%	$5,531	—
27.76%	3.09%	2.77%	(2.70)%	$394	—
16.20%	3.19%	2.73%	(2.68)%	$184	—

(20.25)%	2.91%	1.78%	(1.64)%	$1,268	—
(11.45)%	2.68%	1.78%	(1.75)%	$3,646	—
(14.16)%	2.28%	1.78%	(1.76)%	$870	—
(9.62)%	2.52%	1.76%	(1.70)%	$4,753	—
(20.45)%	2.37%	1.73%	(1.69)%	$3,078	—

(21.00)%	3.91%	2.78%	(2.64)%	$8	—
(12.19)%	3.68%	2.78%	(2.75)%	$8	—
(14.98)%	3.28%	2.78%	(2.76)%	$18	—
(10.58)%	3.52%	2.76%	(2.70)%	$164	—
(21.04)%	3.37%	2.73%	(2.69)%	$103	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(c)          As described in Note 10, adjusted for 1:5 reverse stock split that occurred on February 24, 2014.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—		—
Year Ended July 31, 2015	$46.74	— (c)	5.60	5.60	—		—
Year Ended July 31, 2014	$42.28	0.12	4.36	4.48	(0.02	)(e)	(0.02)
Year Ended July 31, 2013	$53.47	0.03	(11.22)	(11.19)	—		—
Year Ended July 31, 2012	$35.95	(0.09)	17.61	17.52	—	(c)	—	(c)
Service Class
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—		—
Year Ended July 31, 2015	$44.75	(0.51)	5.43	4.92	—		—
Year Ended July 31, 2014	$40.94	(0.29)	4.10	3.81	—	(c)(e)	—	(c)
Year Ended July 31, 2013	$52.36	(0.44)	(10.98)	(11.42)	—		—
Year Ended July 31, 2012	$35.53	(0.55)	17.38	16.83	—		—
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—		—
Year Ended July 31, 2015	$17.08	(0.27)	(1.01)	(1.28)	—		—
Year Ended July 31, 2014	$18.06	(0.29)	(0.69)	(0.98)	—		—
Year Ended July 31, 2013	$17.27	(0.29)	1.08	0.79	—		—
Year Ended July 31, 2012	$20.55	(0.32)	(2.96)	(3.28)	—		—
Service Class
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—		—
Year Ended July 31, 2015	$16.76	(0.43)	(0.99)	(1.42)	—		—
Year Ended July 31, 2014	$17.89	(0.47)	(0.66)	(1.13)	—		—
Year Ended July 31, 2013	$17.28	(0.46)	1.07	0.61	—		—
Year Ended July 31, 2012	$20.77	(0.50)	(2.99)	(3.49)	—		—

		Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

$63.97	22.22%	1.27%	1.27%	(0.66)%		$23,775	409%
$52.34	11.96%	1.36%	1.36%	—	%(d)	$54,379	2,626%
$46.74	10.62%	1.40%	1.40%	0.29%		$21,575	3,503%
$42.28	(20.94)%	1.41%	1.41%	0.06%		$39,203	3,295%
$53.47	48.73%	1.47%	1.47%	(0.20)%		$45,459	7,056%

$60.10	21.02%	2.27%	2.27%	(1.66)%		$16,224	409%
$49.67	10.99%	2.36%	2.36%	(1.00)%		$1,364	2,626%
$44.75	9.32%	2.40%	2.40%	(0.71)%		$16,258	3,503%
$40.94	(21.81)%	2.41%	2.41%	(0.94)%		$17,405	3,295%
$52.36	47.37%	2.47%	2.47%	(1.20)%		$11,119	7,056%

$14.26	(9.68)%	1.63%	1.63%	(1.49)%		$7,982	—
$15.80	(7.49)%	1.69%	1.69%	(1.66)%		$22,770	—
$17.08	(5.43)%	1.65%	1.65%	(1.64)%		$24,053	—
$18.06	4.57%	1.70%	1.70%	(1.63)%		$33,995	—
$17.27	(15.96)%	1.77%	1.77%	(1.71)%		$34,423	—

$13.72	(10.56)%	2.63%	2.63%	(2.49)%		$1,340	—
$15.34	(8.47)%	2.69%	2.69%	(2.66)%		$394	—
$16.76	(6.32)%	2.65%	2.65%	(2.64)%		$785	—
$17.89	3.53%	2.71%	2.71%	(2.64)%		$17,514	—
$17.28	(16.80)%	2.76%	2.76%	(2.70)%		$938	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)          Amount is less than $0.005.

(d)         Amount is less than 0.005%.

(e)          Subsequent to the issuance of the July 31, 2014 financial statements, $0.01 and less than $0.005 of the distribution was determined to be a return of capital of the Investor Class and Service Class, respectively.

See accompanying notes to the financial statements.

Financial Highlights :: 295

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2016	$5.84	(0.07)	(1.25)	(1.32)	$4.52
Year Ended July 31, 2015	$7.00	(0.09)	(1.07)	(1.16)	$5.84
Year Ended July 31, 2014	$8.13	(0.12)	(1.01)	(1.13)	$7.00
Year Ended July 31, 2013	$6.81	(0.11)	1.43	1.32	$8.13
Year Ended July 31, 2012	$11.32	(0.14)	(4.37)	(4.51)	$6.81
Service Class
Year Ended July 31, 2016	$5.39	(0.12)	(1.15)	(1.27)	$4.12
Year Ended July 31, 2015	$6.52	(0.15)	(0.98)	(1.13)	$5.39
Year Ended July 31, 2014	$7.65	(0.19)	(0.94)	(1.13)	$6.52
Year Ended July 31, 2013	$6.48	(0.19)	1.36	1.17	$7.65
Year Ended July 31, 2012	$10.87	(0.22)	(4.17)	(4.39)	$6.48
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	$28.06
Year Ended July 31, 2015	$24.94	(0.42)	4.54	4.12	$29.06
Year Ended July 31, 2014	$25.58	(0.44)	(0.20)	(0.64)	$24.94
Year Ended July 31, 2013	$26.49	(0.42)	(0.49)	(0.91)	$25.58
Year Ended July 31, 2012	$24.37	(0.43)	2.55	2.12	$26.49
Service Class
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	$25.74
Year Ended July 31, 2015	$23.34	(0.68)	4.27	3.59	$26.93
Year Ended July 31, 2014	$24.18	(0.67)	(0.17)	(0.84)	$23.34
Year Ended July 31, 2013	$25.30	(0.67)	(0.45)	(1.12)	$24.18
Year Ended July 31, 2012	$23.51	(0.68)	2.47	1.79	$25.30

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(22.60)%	1.48%	1.48%	(1.30)%	$34,905	—
(16.57)%	1.57%	1.57%	(1.54)%	$61,774	—
(13.90)%	1.57%	1.57%	(1.55)%	$87,658	—
19.38%	1.62%	1.62%	(1.54)%	$125,980	—
(39.84)%	1.74%	1.74%	(1.68)%	$88,813	—

(23.56)%	2.48%	2.48%	(2.30)%	$2,172	—
(17.33)%	2.57%	2.57%	(2.54)%	$10,014	—
(14.77)%	2.57%	2.57%	(2.55)%	$4,538	—
18.06%	2.62%	2.62%	(2.54)%	$21,509	—
(40.39)%	2.74%	2.74%	(2.68)%	$3,929	—

(3.44)%	1.65%	1.65%	(1.48)%	$33,566	—
16.52%	1.57%	1.57%	(1.54)%	$35,640	—
(2.50)%	1.80%	1.79%	(1.78)%	$20,768	—
(3.44)%	1.72%	1.72%	(1.65)%	$72,751	—
8.70%	1.73%	1.73%	(1.68)%	$110,381	—

(4.42)%	2.65%	2.65%	(2.48)%	$12,531	—
15.38%	2.57%	2.57%	(2.54)%	$14,610	—
(3.47)%	2.80%	2.79%	(2.78)%	$9,755	—
(4.43)%	2.73%	2.73%	(2.66)%	$11,485	—
7.61%	2.72%	2.72%	(2.67)%	$3,212	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

296 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2016	$17.83	(0.28)	0.21	(0.07)	$17.76
Year Ended July 31, 2015	$21.74	(0.34)	(3.57)	(3.91)	$17.83
Year Ended July 31, 2014	$22.04	(0.39)	0.09	(0.30)	$21.74
Year Ended July 31, 2013	$22.13	(0.38)	0.29	(0.09)	$22.04
Year Ended July 31, 2012	$25.10	(0.42)	(2.55)	(2.97)	$22.13
Service Class
Year Ended July 31, 2016	$17.16	(0.45)	0.21	(0.24)	$16.92
Year Ended July 31, 2015	$21.14	(0.53)	(3.45)	(3.98)	$17.16
Year Ended July 31, 2014	$21.65	(0.61)	0.10	(0.51)	$21.14
Year Ended July 31, 2013	$21.95	(0.59)	0.29	(0.30)	$21.65
Year Ended July 31, 2012	$25.15	(0.65)	(2.55)	(3.20)	$21.95

	Ratios to Average Net Assets			Supplemental Data
Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)

(0.39)%	2.43%	1.78%	(1.60)%	$2,480	—
(17.99)%	2.48%	1.78%	(1.75)%	$2,829	—
(1.36)%	2.46%	1.78%	(1.76)%	$3,940	—
(0.41)%	2.06%	1.76%	(1.68)%	$6,460	—
(11.83)%	2.06%	1.83%	(1.78)%	$4,735	—

(1.34)%	3.43%	2.78%	(2.60)%	$1,285	—
(18.83)%	3.48%	2.78%	(2.75)%	$1,798	—
(2.36)%	3.46%	2.78%	(2.76)%	$1,684	—
(1.37)%	3.06%	2.76%	(2.68)%	$1,160	—
(12.72)%	3.04%	2.81%	(2.76)%	$159	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

Notes to Financial Statements

298 :: Notes to Financial Statements :: July 31, 2016

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose condition is continuously monitored by ProFund Advisor LLC (the “Advisor”). The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of July 31, 2016, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Deutsche Bank Securities, Inc., 0.32%, dated 7/29/16, due 8/1/16(1)	HSBC Securities (USA), Inc., 0.24%, dated 7/29/16, due 8/1/16(2)	RBC Capital Markets, LLC, 0.25%, dated 7/29/16, due 8/1/16(3)	Societe’ Generale, 0.28%, dated 7/29/16, due 8/1/16(4)	UMB Bank, N.A., 0.28%, dated 7/29/16, due 8/1/16(5)
Bull ProFund	$524,000	$4,206,000	$4,206,000	$12,618,000	$12,449,000
Mid-Cap ProFund	511,000	4,099,000	4,099,000	12,299,000	12,136,000

July 31, 2016 :: Notes to Financial Statements :: 299

Fund Name	Deutsche Bank Securities, Inc., 0.32%, dated 7/29/16, due 8/1/16(1)	HSBC Securities (USA), Inc., 0.24%, dated 7/29/16, due 8/1/16(2)	RBC Capital Markets, LLC, 0.25%, dated 7/29/16, due 8/1/16(3)	Societe’ Generale, 0.28%, dated 7/29/16, due 8/1/16(4)	UMB Bank, N.A., 0.28%, dated 7/29/16, due 8/1/16(5)
Small-Cap ProFund	$364,000	$2,921,000	$2,921,000	$8,765,000	$8,649,000
NASDAQ-100 ProFund	471,000	3,779,000	3,779,000	11,337,000	11,184,000
Large-Cap Value ProFund	—	5,000	5,000	17,000	20,000
Mid-Cap Growth ProFund	3,000	24,000	24,000	74,000	76,000
Small-Cap Value ProFund	1,000	13,000	13,000	40,000	41,000
UltraBull ProFund	518,000	4,154,000	4,154,000	12,466,000	12,303,000
UltraMid-Cap ProFund	461,000	3,699,000	3,699,000	11,099,000	10,956,000
UltraSmall-Cap ProFund	297,000	2,387,000	2,387,000	7,164,000	7,072,000
UltraDow 30 ProFund	93,000	756,000	756,000	2,272,000	2,249,000
UltraNASDAQ-100 ProFund	1,141,000	9,139,000	9,139,000	27,423,000	27,057,000
UltraInternational ProFund	108,000	876,000	876,000	2,631,000	2,602,000
UltraEmerging Markets ProFund	42,000	346,000	346,000	1,043,000	1,039,000
UltraLatin America ProFund	87,000	709,000	709,000	2,129,000	2,106,000
UltraChina ProFund	20,000	173,000	173,000	520,000	518,000
UltraJapan ProFund	319,000	2,559,000	2,559,000	7,679,000	7,576,000
Bear ProFund	679,000	5,440,000	5,440,000	16,323,000	16,105,000
Short Small-Cap ProFund	262,000	2,109,000	2,109,000	6,333,000	6,259,000
Short NASDAQ-100 ProFund	502,000	4,026,000	4,026,000	12,081,000	11,922,000
UltraBear ProFund	258,000	2,076,000	2,076,000	6,231,000	6,154,000
UltraShort Mid-Cap ProFund	24,000	203,000	203,000	611,000	611,000
UltraShort Small-Cap ProFund	214,000	1,724,000	1,724,000	5,176,000	5,115,000
UltraShort Dow 30 ProFund	78,000	630,000	630,000	1,892,000	1,873,000
UltraShort NASDAQ-100 ProFund	186,000	1,500,000	1,500,000	4,506,000	4,455,000
UltraShort International ProFund	129,000	1,037,000	1,037,000	3,113,000	3,076,000
UltraShort Emerging Markets ProFund	105,000	846,000	846,000	2,539,000	2,508,000
UltraShort Latin America ProFund	98,000	796,000	796,000	2,390,000	2,363,000
UltraShort China ProFund	52,000	425,000	425,000	1,277,000	1,265,000
UltraShort Japan ProFund	29,000	233,000	233,000	701,000	693,000
Banks UltraSector ProFund	24,000	196,000	196,000	591,000	591,000
Basic Materials UltraSector ProFund	215,000	1,732,000	1,732,000	5,199,000	5,132,000
Biotechnology UltraSector ProFund	1,537,000	12,309,000	12,309,000	36,928,000	36,426,000
Consumer Goods UltraSector ProFund	90,000	726,000	726,000	2,182,000	2,160,000
Consumer Services UltraSector ProFund	203,000	1,630,000	1,630,000	4,892,000	4,829,000
Financials UltraSector ProFund	32,000	271,000	271,000	817,000	816,000
Health Care UltraSector ProFund	203,000	1,636,000	1,636,000	4,911,000	4,854,000
Industrials UltraSector ProFund	56,000	467,000	467,000	1,402,000	1,389,000
Internet UltraSector ProFund	418,000	3,349,000	3,349,000	10,051,000	9,921,000
Mobile Telecommunications UltraSector ProFund	51,000	419,000	419,000	1,258,000	1,247,000
Oil & Gas UltraSector ProFund	284,000	2,284,000	2,284,000	6,856,000	6,771,000
Oil Equipment, Services & Distribution UltraSector ProFund	57,000	472,000	472,000	1,420,000	1,409,000
Pharmaceuticals UltraSector ProFund	83,000	679,000	679,000	2,039,000	2,017,000
Precious Metals UltraSector ProFund	216,000	1,737,000	1,737,000	5,214,000	5,150,000
Real Estate UltraSector ProFund	298,000	2,403,000	2,403,000	7,212,000	7,119,000
Semiconductor UltraSector ProFund	72,000	581,000	581,000	1,745,000	1,728,000
Technology UltraSector ProFund	47,000	389,000	389,000	1,169,000	1,162,000
Telecommunications UltraSector ProFund	627,000	5,022,000	5,022,000	15,070,000	14,872,000
Utilities UltraSector ProFund	343,000	2,756,000	2,756,000	8,272,000	8,166,000
Short Oil & Gas ProFund	38,000	324,000	324,000	974,000	970,000
Short Precious Metals ProFund	170,000	1,367,000	1,367,000	4,104,000	4,053,000
Short Real Estate ProFund	16,000	149,000	149,000	449,000	450,000
U.S. Government Plus ProFund	1,957,000	15,662,000	15,662,000	46,990,000	46,350,000
Rising Rates Opportunity 10 ProFund	151,000	1,216,000	1,216,000	3,652,000	3,611,000
Rising Rates Opportunity ProFund	555,000	4,457,000	4,457,000	13,372,000	13,193,000
Rising U.S. Dollar ProFund	723,000	5,788,000	5,788,000	17,368,000	17,135,000
Falling U.S. Dollar ProFund	42,000	339,000	339,000	1,019,000	1,009,000
	$16,084,000	$129,250,000	$129,250,000	$387,905,000	$382,962,000

300 :: Notes to Financial Statements :: July 31, 2016

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of July 31, 2016 as follows:

(1)         U.S. Treasury Notes, 3.625%, due 2/15/20, total value $16,413,718.

(2)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), effective yield or interest rate in effect at July 31, 2016, 2.299%, due 5/15/44, total value $131,839,567.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 3.875%, due 4/15/20 to 4/15/29, which had an aggregate value of $131,852,116.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 7/15/24, total value $395,671,115.

(5)         U.S. Treasury Notes, 0.50% to 4.875%, due 8/15/16 to 5/15/26, Federal National Mortgage Association, 0.625% to 5.25%, due 8/26/16 to 3/30/20, Federal Home Loan Mortgage Corp., 0.875% to 5.125%, due 8/25/16 to 11/28/17, Federal Home Loan Banks, 0.625% to 3.75%, due 9/9/16 to 6/8/18, Federal Farm Credit Banks, 0.60% to 5.51%, due 8/25/16 to 5/17/17, which had an aggregate value of $390,821,743.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2016, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2016. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFunds’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the Mid-Cap ProFund, UltraBull ProFund, UltraSmall-Cap ProFund, Mobile Telecommunications UltraSector ProFund and Telecommunications UltraSector ProFund was 41%, 137%, 144%, 81% and 85%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2016.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an

July 31, 2016 :: Notes to Financial Statements :: 301

amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the

302 :: Notes to Financial Statements :: July 31, 2016

currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2016, the collateral posted by counterparties consisted of cash.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or

July 31, 2016 :: Notes to Financial Statements :: 303

liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2016, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2016.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Bull ProFund	$263,867	$82,162	$—	$—	$—	$—
Mid-Cap ProFund	52,997	219,076	—	—	—	—
Small-Cap ProFund	131,224	—	—	—	6,847	—
NASDAQ-100 ProFund	304,046	209,897	—	—	—	—
UltraBull ProFund	415,979	338,941	—	—	—	—
UltraMid-Cap ProFund	434,615	633,990	—	—	—	—
UltraSmall-Cap ProFund	362,120	6,098	—	—	46,792	—
UltraDow 30 ProFund	8,886	—	—	—	55,373	—
UltraNASDAQ-100 ProFund	2,138,029	1,583,864	—	—	—	—
UltraInternational ProFund	—	149,696	—	—	—	—
UltraEmerging Markets ProFund	—	—	—	—	113,616	—
UltraLatin America ProFund	—	153,240	—	—	—	—
UltraChina ProFund	—	—	—	—	110,089	—
UltraJapan ProFund	411,715	—	—	—	—	—
Bear ProFund	—	—	—	161,756	74,453	—
Short Small-Cap ProFund	—	—	—	67,146	23,487	—
Short NASDAQ-100 ProFund	—	—	—	1,876	97,754	—
UltraBear ProFund	—	—	—	55,992	106,121	—
UltraShort Mid-Cap ProFund	—	—	—	4,073	22,082	—

304 :: Notes to Financial Statements :: July 31, 2016

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraShort Small-Cap ProFund	$—	$—	$—	$67,146	$24,494	$—
UltraShort Dow 30 ProFund	—	20,000	—	31,624	—	—
UltraShort NASDAQ-100 ProFund	—	—	—	74,900	128,671	—
UltraShort International ProFund	—	5,392	—	—	179,870	—
UltraShort Emerging Markets ProFund	—	81,932	—	—	—	—
UltraShort Latin America ProFund	—	—	—	—	99,478	—
UltraShort China ProFund	—	76,941	—	—	—	—
UltraShort Japan ProFund	90,044	—	—	—	—	—
Banks UltraSector ProFund	—	13,967	—	—	—	—
Basic Materials UltraSector ProFund	—	157,268	—	—	—	—
Biotechnology UltraSector ProFund	—	3,947,634	—	—	—	—
Consumer Goods UltraSector ProFund	—	—	—	—	158,029	—
Consumer Services UltraSector ProFund	—	—	—	—	92,691	—
Financials UltraSector ProFund	—	18,177	—	—	—	—
Health Care UltraSector ProFund	—	225,473	—	—	—	—
Industrials UltraSector ProFund	—	9,184	—	—	—	—
Internet UltraSector ProFund	—	715,322	—	—	—	—
Mobile Telecommunications UltraSector ProFund	—	162,454	—	—	—	—
Oil & Gas UltraSector ProFund	—	5,025	—	—	10,495	—
Oil Equipment, Services & Distribution UltraSector ProFund	—	55,785	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	48,079	—	—	—	—
Precious Metals UltraSector ProFund	—	3,464,642	—	—	—	—
Real Estate UltraSector ProFund	—	335,322	—	—	—	—
Semiconductor UltraSector ProFund	—	171,513	—	—	—	—
Technology UltraSector ProFund	—	165,157	—	—	—	—
Telecommunications UltraSector ProFund	—	—	—	—	54,884	—
Utilities UltraSector ProFund	—	—	—	—	789,926	—
Short Oil & Gas ProFund	—	—	—	—	4,046	—
Short Precious Metals ProFund	—	—	—	—	904,929	—
Short Real Estate ProFund	—	—	—	—	8,160	—
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	148,247	—	—	544,941
Falling U.S. Dollar ProFund	—	—	64,427	—	—	78,909
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	959,981	—	—	54,514	—
Rising Rates Opportunity 10 ProFund	—	64,649	—	—	—	—
Rising Rates Opportunity ProFund	—	95,886	—	—	785,157	—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the year ended July 31, 2016.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
Bull ProFund	$179,448	$491,678	$—	$(25,209)
Mid-Cap ProFund	(54,658)	(3,293,748)	—	39,736
Small-Cap ProFund	(338,963)	(832,548)	—	(36,332)
NASDAQ-100 ProFund	(74,158)	3,764,056	—	(245,338)
UltraBull ProFund	418,074	4,092,751	—	(1,788,447)
UltraMid-Cap ProFund	206,280	1,595,819	—	(1,338,540)

July 31, 2016 :: Notes to Financial Statements :: 305

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
UltraSmall-Cap ProFund	$(248,714)	$387,407	$—	$(882,534)
UltraDow 30 ProFund	(185,798)	3,171,839	—	(405,303)
UltraNASDAQ-100 ProFund	1,123,374	2,670,692	—	(2,695,031)
UltraInternational ProFund	—	(2,240,097)	—	(278,047)
UltraEmerging Markets ProFund	—	381,693	—	(305,641)
UltraLatin America ProFund	—	231,200	—	(309,879)
UltraChina ProFund	—	(2,103,498)	—	(144,389)
UltraJapan ProFund	(18,743,435)	—	—	(1,777,334)
Bear ProFund	(926,525)	(7,289,633)	—	744,990
Short Small-Cap ProFund	46,634	(2,278,012)	—	78,879
Short NASDAQ-100 ProFund	(299,090)	(6,485,150)	—	456,961
UltraBear ProFund	(203,742)	(3,699,207)	—	251,707
UltraShort Mid-Cap ProFund	(922)	(1,704,837)	—	100,838
UltraShort Small-Cap ProFund	77,373	(2,071,540)	—	191,084
UltraShort Dow 30 ProFund	(102,278)	(1,244,400)	—	86,036
UltraShort NASDAQ-100 ProFund	(196,506)	(4,733,460)	—	174,113
UltraShort International ProFund	—	(1,591,448)	—	247,055
UltraShort Emerging Markets ProFund	—	(3,603,563)	—	441,672
UltraShort Latin America ProFund	—	(6,357,754)	—	296,394
UltraShort China ProFund	—	(1,422,423)	—	101,119
UltraShort Japan ProFund	482,892	—	—	86,300
Banks UltraSector ProFund	—	(3,278,790)	—	398,346
Basic Materials UltraSector ProFund	—	1,482,431	—	205,621
Biotechnology UltraSector ProFund	—	(149,353,104)	—	19,379,968
Consumer Goods UltraSector ProFund	—	(1,911,483)	—	(455,186)
Consumer Services UltraSector ProFund	—	(4,080,914)	—	(1,117,570)
Financials UltraSector ProFund	—	(6,773,112)	—	138,849
Health Care UltraSector ProFund	—	(10,353,842)	—	507,535
Industrials UltraSector ProFund	—	841,332	—	(62,803)
Internet UltraSector ProFund	—	(247,535)	—	397,691
Mobile Telecommunications UltraSector ProFund	—	(1,133,508)	—	38,569
Oil & Gas UltraSector ProFund	—	(1,027,688)	—	508,125
Oil Equipment, Services & Distribution UltraSector ProFund	—	(502,907)	—	153,559
Pharmaceuticals UltraSector ProFund	—	(601,375)	—	(67,011)
Precious Metals UltraSector ProFund	—	13,059,912	—	3,775,308
Real Estate UltraSector ProFund	—	3,927,444	—	60,136
Semiconductor UltraSector ProFund	—	53,772	—	383,342
Technology UltraSector ProFund	—	(367,794)	—	233,940
Telecommunications UltraSector ProFund	—	7,990,650	—	(82,280)
Utilities UltraSector ProFund	—	4,352,243	—	(1,075,686)
Short Oil & Gas ProFund	—	(721,607)	—	(49,131)
Short Precious Metals ProFund	—	(13,852,013)	—	(1,162,425)
Short Real Estate ProFund	—	(802,069)	—	70,105
Foreign Exchange Rate Risk Exposure:
Rising U.S. Dollar ProFund	—	—	(1,214,811)	(745,022)
Falling U.S. Dollar ProFund	—	—	(6,736)	15,769
Interest Rate Risk Exposure:
U.S. Government Plus ProFund	—	15,995,060	—	(1,697,394)
Rising Rates Opportunity 10 ProFund	—	(1,414,329)	—	331,436
Rising Rates Opportunity ProFund	—	(11,430,901)	—	3,166,035

306 :: Notes to Financial Statements :: July 31, 2016

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts at July 31, 2016. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Bull ProFund
Swap Agreements — Goldman Sachs International	$69,432	$(69,432)	$—	$—
Swap Agreements — UBS AG	12,730	—	—	12,730
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	109,929	(109,929)	—	—
Swap Agreements — UBS AG	109,147	—	(35,000)	74,147
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(5,283)	5,283	—	—
Swap Agreements — UBS AG	(1,564)	1,564	—	—
NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	138,134	(110,450)	—	27,684
Swap Agreements — UBS AG	71,763	—	(60,000)	11,763
UltraBull ProFund
Swap Agreements — Goldman Sachs International	213,264	(117,168)	—	96,096
Swap Agreements — UBS AG	125,677	—	(90,000)	35,677
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	352,340	(176,250)	—	176,090
Swap Agreements — UBS AG	281,650	—	(140,000)	141,650
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	6,098	—	—	6,098
Swap Agreements — UBS AG	(46,792)	46,792	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(20,459)	20,459	—	—
Swap Agreements — UBS AG	(34,914)	34,914	—	—
UltraNASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	760,004	(527,575)	—	232,429
Swap Agreements — UBS AG	823,860	—	(560,000)	263,860
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	2,622	—	—	2,622
Swap Agreements — UBS AG	147,074	—	—	147,074
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(57,492)	57,492	—	—
Swap Agreements — UBS AG	(56,124)	56,124	—	—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	23,970	—	—	23,970
Swap Agreements — UBS AG	129,270	—	—	129,270
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(105,200)	105,200	—	—
Swap Agreements — UBS AG	(4,889)	4,889	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	(27,858)	27,858	—	—
Swap Agreements — UBS AG	(46,595)	46,595	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(2,699)	2,699	—	—
Swap Agreements — UBS AG	(20,788)	20,788	—	—
Short NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(59,940)	59,940	—	—
Swap Agreements — UBS AG	(37,814)	37,814	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(24,038)	24,038	—	—
Swap Agreements — UBS AG	(82,083)	82,083	—	—

July 31, 2016 :: Notes to Financial Statements :: 307

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	$(15,798)	$15,798	$—	$—
Swap Agreements — UBS AG	(6,284)	6,284	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(7,837)	7,837	—	—
Swap Agreements — UBS AG	(16,657)	16,657	—	—
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	9,296	—	—	9,296
Swap Agreements — UBS AG	10,704	—	—	10,704
UltraShort NASDAQ-100 ProFund
Swap Agreements — Goldman Sachs International	(53,245)	53,245	—	—
Swap Agreements — UBS AG	(75,426)	75,426	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(179,870)	179,870	—	—
Swap Agreements — UBS AG	5,392	—	—	5,392
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	36,374	—	—	36,374
Swap Agreements — UBS AG	45,558	—	—	45,558
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(67,968)	67,968	—	—
Swap Agreements — UBS AG	(31,510)	31,510	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	23,111	—	—	23,111
Swap Agreements — UBS AG	53,830	—	—	53,830
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	11,161	—	—	11,161
Swap Agreements — UBS AG	2,806	—	—	2,806
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	57,324	(57,324)	—	—
Swap Agreements — UBS AG	99,944	—	(99,944)	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,959,025	(1,012,640)	—	946,385
Swap Agreements — UBS AG	1,988,609	—	(1,050,000)	938,609
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	(90,759)	90,759	—	—
Swap Agreements — UBS AG	(67,270)	67,270	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(48,972)	48,972	—	—
Swap Agreements — UBS AG	(43,719)	43,719	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	9,479	—	—	9,479
Swap Agreements — UBS AG	8,698	—	—	8,698
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	131,991	—	—	131,991
Swap Agreements — UBS AG	93,482	—	—	93,482
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	3,523	—	—	3,523
Swap Agreements — UBS AG	5,661	—	—	5,661
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	368,053	(265,343)	—	102,710
Swap Agreements — UBS AG	347,269	—	—	347,269
Mobile Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	39,557	(39,557)	—	—
Swap Agreements — UBS AG	122,897	—	—	122,897
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(10,495)	10,495	—	—
Swap Agreements — UBS AG	5,025	—	—	5,025

308 :: Notes to Financial Statements :: July 31, 2016

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Oil Equipment, Services & Distribution UltraSector ProFund
Swap Agreements — Goldman Sachs International	$18,274	$—	$—	$18,274
Swap Agreements — UBS AG	37,511	—	—	37,511
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	18,431	—	—	18,431
Swap Agreements — UBS AG	29,648	—	—	29,648
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,788,566	(1,293,820)	—	494,746
Swap Agreements — UBS AG	1,676,076	—	(1,260,000)	416,076
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	129,220	—	—	129,220
Swap Agreements — UBS AG	206,102	—	—	206,102
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	84,079	(84,079)	—	—
Swap Agreements — UBS AG	87,434	—	—	87,434
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	80,352	(80,352)	—	—
Swap Agreements — UBS AG	84,805	—	—	84,805
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(39,842)	39,842	—	—
Swap Agreements — UBS AG	(15,042)	15,042	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(455,008)	455,008	—	—
Swap Agreements — UBS AG	(334,918)	334,918	—	—
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	(3,720)	3,720	—	—
Swap Agreements — UBS AG	(326)	326	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(506,818)	506,818	—	—
Swap Agreements — UBS AG	(398,111)	398,111	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(4,639)	4,639	—	—
Swap Agreements — UBS AG	(3,521)	3,521	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	959,981	—	—	959,981
Swap Agreements — Societe’ Generale	(54,514)	54,514	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	16,750	—	—	16,750
Swap Agreements — Societe’ Generale	47,899	—	(47,899)	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(785,157)	760,000	—	(25,157)
Swap Agreements — Societe’ Generale	95,886	—	(95,886)	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	130
(Depreciation)	(254,745)
Net (Depreciation)	(254,615)	254,615	—	—
Forward Currency Contracts — UBS AG
Appreciation	148,117
(Depreciation)	(290,196)
Net (Depreciation)	(142,079)	142,079	—	—

July 31, 2016 :: Notes to Financial Statements :: 309

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	$32,671
(Depreciation)	(50,233)
Net (Depreciation)	(17,562)	$17,562	$—	$—
Forward Currency Contracts — UBS AG
Appreciation	31,756
(Depreciation)	(28,676)
Net Appreciation	3,080	—	—	3,080

*

The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the

310 :: Notes to Financial Statements :: July 31, 2016

ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•            Level 1—quoted prices in active markets for identical assets

•            Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•            Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. As of July 31, 2016, there are no significant transfers between fair value hierarchy levels.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

July 31, 2016 :: Notes to Financial Statements :: 311

For the year ended July 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$28,816,258	$—	$—	$—	$28,816,258	$—
Repurchase Agreements	—	—	34,003,000	—	34,003,000	—
Futures Contracts	—	263,867	—	—	—	263,867
Swap Agreements	—	—	—	82,162	—	82,162
Total	$28,816,258	$263,867	$34,003,000	$82,162	$62,819,258	$346,029
Mid-Cap ProFund
Common Stocks	$22,891,218	$—	$—	$—	$22,891,218	$—
Repurchase Agreements	—	—	33,144,000	—	33,144,000	—
Futures Contracts	—	52,997	—	—	—	52,997
Swap Agreements	—	—	—	219,076	—	219,076
Total	$22,891,218	$52,997	$33,144,000	$219,076	$56,035,218	$272,073
Small-Cap ProFund
Common Stocks
Real Estate Investment Trusts	$1,728,540	$—	$48	$—	$1,728,588	$—
All Other Common Stocks	15,271,141	—	—	—	15,271,141	—
Contingent Rights*	—	—	7,553	—	7,553	—
Repurchase Agreements	—	—	23,620,000	—	23,620,000	—
Futures Contracts	—	131,224	—	—	—	131,224
Swap Agreements	—	—	—	(6,847)	—	(6,847)
Total	$16,999,681	$131,224	$23,627,601	$(6,847)	$40,627,282	$124,377
NASDAQ-100 ProFund
Common Stocks	$24,522,681	$—	$—	$—	$24,522,681	$—
Repurchase Agreements	—	—	30,550,000	—	30,550,000	—
Futures Contracts	—	304,046	—	—	—	304,046
Swap Agreements	—	—	—	209,897	—	209,897
Total	$24,522,681	$304,046	$30,550,000	$209,897	$55,072,681	$513,943
Large-Cap Value ProFund
Common Stocks	$13,719,673	$—	$—	$—	$13,719,673	$—
Repurchase Agreements	—	—	47,000	—	47,000	—
Total	$13,719,673	$—	$47,000	$—	$13,766,673	$—
Large-Cap Growth ProFund
Common Stocks	$24,648,700	$—	$—	$—	$24,648,700	$—
Total	$24,648,700	$—	$—	$—	$24,648,700	$—
Mid-Cap Value ProFund
Common Stocks	$34,782,193	$—	$—	$—	$34,782,193	$—
Total	$34,782,193	$—	$—	$—	$34,782,193	$—
Mid-Cap Growth ProFund
Common Stocks	$24,337,581	$—	$—	$—	$24,337,581	$—
Repurchase Agreements	—	—	201,000	—	201,000	—
Total	$24,337,581	$—	$201,000	$—	$24,538,581	$—
Small-Cap Value ProFund
Common Stocks	$25,735,254	$—	$—	$—	$25,735,254	$—
Repurchase Agreements	—	—	108,000	—	108,000	—
Total	$25,735,254	$—	$108,000	$—	$25,843,254	$—

312 :: Notes to Financial Statements :: July 31, 2016

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap Growth ProFund
Common Stocks	$17,206,188	$—	$—	$—	$17,206,188	$—
Total	$17,206,188	$—	$—	$—	$17,206,188	$—
Europe 30 ProFund
Common Stocks	$4,017,179	$—	$—	$—	$4,017,179	$—
Total	$4,017,179	$—	$—	$—	$4,017,179	$—
UltraBull ProFund
Common Stocks	$42,466,033	$—	$—	$—	$42,466,033	$—
Repurchase Agreements	—	—	33,595,000	—	33,595,000	—
Futures Contracts	—	415,979	—	—	—	415,979
Swap Agreements	—	—	—	338,941	—	338,941
Total	$42,466,033	$415,979	$33,595,000	$338,941	$76,061,033	$754,920
UltraMid-Cap ProFund
Common Stocks	$43,762,622	$—	$—	$—	$43,762,622	$—
Repurchase Agreements	—	—	29,914,000	—	29,914,000	—
Futures Contracts	—	434,615	—	—	—	434,615
Swap Agreements	—	—	—	633,990	—	633,990
Total	$43,762,622	$434,615	$29,914,000	$633,990	$73,676,622	$1,068,605
UltraSmall-Cap ProFund
Common Stocks
Real Estate Investment Trusts	$2,264,984	$—	$412	$—	$2,265,396	$—
All Other Common Stocks	20,010,461	—	—	—	20,010,461	—
Contingent Rights*	—	—	6,846	—	6,846	—
Repurchase Agreements	—	—	19,307,000	—	19,307,000	—
Futures Contracts	—	362,120	—	—	—	362,120
Swap Agreements	—	—	—	(40,694)	—	(40,694)
Total	$22,275,445	$362,120	$19,314,258	$(40,694)	$41,589,703	$321,426
UltraDow 30 ProFund
Common Stocks	$13,565,160	$—	$—	$—	$13,565,160	$—
Repurchase Agreements	—	—	6,126,000	—	6,126,000	—
Futures Contracts	—	8,886	—	—	—	8,886
Swap Agreements	—	—	—	(55,373)	—	(55,373)
Total	$13,565,160	$8,886	$6,126,000	$(55,373)	$19,691,160	$(46,487)
UltraNASDAQ-100 ProFund
Common Stocks	$164,970,662	$—	$—	$—	$164,970,662	$—
Repurchase Agreements	—	—	73,899,000	—	73,899,000	—
Futures Contracts	—	2,138,029	—	—	—	2,138,029
Swap Agreements	—	—	—	1,583,864	—	1,583,864
Total	$164,970,662	$2,138,029	$73,899,000	$1,583,864	$238,869,662	$3,721,893
UltraInternational ProFund
Repurchase Agreements	$—	$—	$7,093,000	$—	$7,093,000	$—
Swap Agreements	—	—	—	149,696	—	149,696
Total	$—	$—	$7,093,000	$149,696	$7,093,000	$149,696
UltraEmerging Markets ProFund
Common Stocks	$11,698,137	$—	$—	$—	$11,698,137	$—
Preferred Stocks	1,246,320	—	—	—	1,246,320	—
Repurchase Agreements	—	—	2,816,000	—	2,816,000	—
Swap Agreements	—	—	—	(113,616)	—	(113,616)
Total	$12,944,457	$—	$2,816,000	$(113,616)	$15,760,457	$(113,616)

July 31, 2016 :: Notes to Financial Statements :: 313

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraLatin America ProFund
Common Stocks	$13,709,872	$—	$—	$—	$13,709,872	$—
Preferred Stocks	6,814,681	—	—	—	6,814,681	—
Repurchase Agreements	—	—	5,740,000	—	5,740,000	—
Swap Agreements	—	—	—	153,240	—	153,240
Total	$20,524,553	$—	$5,740,000	$153,240	$26,264,553	$153,240
UltraChina ProFund
Common Stocks	$6,963,230	$—	$—	$—	$6,963,230	$—
Repurchase Agreements	—	—	1,404,000	—	1,404,000	—
Swap Agreements	—	—	—	(110,089)	—	(110,089)
Total	$6,963,230	$—	$1,404,000	$(110,089)	$8,367,230	$(110,089)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$20,692,000	$—	$20,692,000	$—
Futures Contracts	—	411,715	—	—	—	411,715
Total	$—	$411,715	$20,692,000	$—	$20,692,000	$411,715
Bear ProFund
Repurchase Agreements	$—	$—	$43,987,000	$—	$43,987,000	$—
Futures Contracts	—	(161,756)	—	—	—	(161,756)
Swap Agreements	—	—	—	(74,453)	—	(74,453)
Total	$—	$(161,756)	$43,987,000	$(74,453)	$43,987,000	$(236,209)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$17,072,000	$—	$17,072,000	$—
Futures Contracts	—	(67,146)	—	—	—	(67,146)
Swap Agreements	—	—	—	(23,487)	—	(23,487)
Total	$—	$(67,146)	$17,072,000	$(23,487)	$17,072,000	$(90,633)
Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$32,557,000	$—	$32,557,000	$—
Futures Contracts	—	(1,876)	—	—	—	(1,876)
Swap Agreements	—	—	—	(97,754)	—	(97,754)
Total	$—	$(1,876)	$32,557,000	$(97,754)	$32,557,000	$(99,630)
UltraBear ProFund
Repurchase Agreements	$—	$—	$16,795,000	$—	$16,795,000	$—
Futures Contracts	—	(55,992)	—	—	—	(55,992)
Swap Agreements	—	—	—	(106,121)	—	(106,121)
Total	$—	$(55,992)	$16,795,000	$(106,121)	$16,795,000	$(162,113)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,652,000	$—	$1,652,000	$—
Futures Contracts	—	(4,073)	—	—	—	(4,073)
Swap Agreements	—	—	—	(22,082)	—	(22,082)
Total	$—	$(4,073)	$1,652,000	$(22,082)	$1,652,000	$(26,155)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$13,953,000	$—	$13,953,000	$—
Futures Contracts	—	(67,146)	—	—	—	(67,146)
Swap Agreements	—	—	—	(24,494)	—	(24,494)
Total	$—	$(67,146)	$13,953,000	$(24,494)	$13,953,000	$(91,640)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$5,103,000	$—	$5,103,000	$—
Futures Contracts	—	(31,624)	—	—	—	(31,624)
Swap Agreements	—	—	—	20,000	—	20,000
Total	$—	$(31,624)	$5,103,000	$20,000	$5,103,000	$(11,624)

314 :: Notes to Financial Statements :: July 31, 2016

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$12,147,000	$—	$12,147,000	$—
Futures Contracts	—	(74,900)	—	—	—	(74,900)
Swap Agreements	—	—	—	(128,671)	—	(128,671)
Total	$—	$(74,900)	$12,147,000	$(128,671)	$12,147,000	$(203,571)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$8,392,000	$—	$8,392,000	$—
Swap Agreements	—	—	—	(174,478)	—	(174,478)
Total	$—	$—	$8,392,000	$(174,478)	$8,392,000	$(174,478)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$6,844,000	$—	$6,844,000	$—
Swap Agreements	—	—	—	81,932	—	81,932
Total	$—	$—	$6,844,000	$81,932	$6,844,000	$81,932
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$6,443,000	$—	$6,443,000	$—
Swap Agreements	—	—	—	(99,478)	—	(99,478)
Total	$—	$—	$6,443,000	$(99,478)	$6,443,000	$(99,478)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,444,000	$—	$3,444,000	$—
Swap Agreements	—	—	—	76,941	—	76,941
Total	$—	$—	$3,444,000	$76,941	$3,444,000	$76,941
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,889,000	$—	$1,889,000	$—
Futures Contracts	—	90,044	—	—	—	90,044
Total	$—	$90,044	$1,889,000	$—	$1,889,000	$90,044
Banks UltraSector ProFund
Common Stocks	$4,872,863	$—	$—	$—	$4,872,863	$—
Repurchase Agreements	—	—	1,598,000	—	1,598,000	—
Swap Agreements	—	—	—	13,967	—	13,967
Total	$4,872,863	$—	$1,598,000	$13,967	$6,470,863	$13,967
Basic Materials UltraSector ProFund
Common Stocks	$36,521,043	$—	$—	$—	$36,521,043	$—
Repurchase Agreements	—	—	14,010,000	—	14,010,000	—
Swap Agreements	—	—	—	157,268	—	157,268
Total	$36,521,043	$—	$14,010,000	$157,268	$50,531,043	$157,268
Biotechnology UltraSector ProFund
Common Stocks	$300,467,460	$—	$—	$—	$300,467,460	$—
Contingent Right	—	—	81,819	—	81,819	—
Repurchase Agreements	—	—	99,509,000	—	99,509,000	—
Swap Agreements	—	—	—	3,947,634	—	3,947,634
Total	$300,467,460	$—	$99,590,819	$3,947,634	$400,058,279	$3,947,634
Consumer Goods UltraSector ProFund
Common Stocks	$16,958,007	$—	$—	$—	$16,958,007	$—
Repurchase Agreements	—	—	5,884,000	—	5,884,000	—
Swap Agreements	—	—	—	(158,029)	—	(158,029)
Total	$16,958,007	$—	$5,884,000	$(158,029)	$22,842,007	$(158,029)

July 31, 2016 :: Notes to Financial Statements :: 315

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Consumer Services UltraSector ProFund
Common Stocks	$27,912,915	$—	$—	$—	$27,912,915	$—
Repurchase Agreements	—	—	13,184,000	—	13,184,000	—
Swap Agreements	—	—	—	(92,691)	—	(92,691)
Total	$27,912,915	$—	$13,184,000	$(92,691)	$41,096,915	$(92,691)
Financials UltraSector ProFund
Common Stocks	$6,809,151	$—	$—	$—	$6,809,151	$—
Repurchase Agreements	—	—	2,207,000	—	2,207,000	—
Swap Agreements	—	—	—	18,177	—	18,177
Total	$6,809,151	$—	$2,207,000	$18,177	$9,016,151	$18,177
Health Care UltraSector ProFund
Common Stocks	$27,218,565	$—	$—	$—	$27,218,565	$—
Contingent Right	—	—	2,079	—	2,079	—
Repurchase Agreements	—	—	13,240,000	—	13,240,000	—
Swap Agreements	—	—	—	225,473	—	225,473
Total	$27,218,565	$—	$13,242,079	$225,473	$40,460,644	$225,473
Industrials UltraSector ProFund
Common Stocks	$8,898,101	$—	$—	$—	$8,898,101	$—
Repurchase Agreements	—	—	3,781,000	—	3,781,000	—
Swap Agreements	—	—	—	9,184	—	9,184
Total	$8,898,101	$—	$3,781,000	$9,184	$12,679,101	$9,184
Internet UltraSector ProFund
Common Stocks	$54,591,576	$—	$—	$—	$54,591,576	$—
Repurchase Agreements	—	—	27,088,000	—	27,088,000	—
Swap Agreements	—	—	—	715,322	—	715,322
Total	$54,591,576	$—	$27,088,000	$715,322	$81,679,576	$715,322
Mobile Telecommunications UltraSector ProFund
Common Stocks	$3,337,788	$—	$—	$—	$3,337,788	$—
Repurchase Agreements	—	—	3,394,000	—	3,394,000	—
Swap Agreements	—	—	—	162,454	—	162,454
Total	$3,337,788	$—	$3,394,000	$162,454	$6,731,788	$162,454
Oil & Gas UltraSector ProFund
Common Stocks	$44,752,394	$—	$—	$—	$44,752,394	$—
Repurchase Agreements	—	—	18,479,000	—	18,479,000	—
Swap Agreements	—	—	—	(5,470)	—	(5,470)
Total	$44,752,394	$—	$18,479,000	$(5,470)	$63,231,394	$(5,470)
Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$8,511,816	$—	$—	$—	$8,511,816	$—
Repurchase Agreements	—	—	3,830,000	—	3,830,000	—
Swap Agreements	—	—	—	55,785	—	55,785
Total	$8,511,816	$—	$3,830,000	$55,785	$12,341,816	$55,785
Pharmaceuticals UltraSector ProFund
Common Stocks	$8,982,059	$—	$—	$—	$8,982,059	$—
Repurchase Agreements	—	—	5,497,000	—	5,497,000	—
Swap Agreements	—	—	—	48,079	—	48,079
Total	$8,982,059	$—	$5,497,000	$48,079	$14,479,059	$48,079

316 :: Notes to Financial Statements :: July 31, 2016

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Precious Metals UltraSector ProFund
Common Stocks	$37,822,953	$—	$—	$—	$37,822,953	$—
Repurchase Agreements	—	—	14,054,000	—	14,054,000	—
Swap Agreements	—	—	—	3,464,642	—	3,464,642
Total	$37,822,953	$—	$14,054,000	$3,464,642	$51,876,953	$3,464,642
Real Estate UltraSector ProFund
Common Stocks	$50,345,338	$—	$—	$—	$50,345,338	$—
Repurchase Agreements	—	—	19,435,000	—	19,435,000	—
Swap Agreements	—	—	—	335,322	—	335,322
Total	$50,345,338	$—	$19,435,000	$335,322	$69,780,338	$335,322
Semiconductor UltraSector ProFund
Common Stocks	$13,860,492	$—	$—	$—	$13,860,492	$—
Repurchase Agreements	—	—	4,707,000	—	4,707,000	—
Swap Agreements	—	—	—	171,513	—	171,513
Total	$13,860,492	$—	$4,707,000	$171,513	$18,567,492	$171,513
Technology UltraSector ProFund
Common Stocks	$8,010,673	$—	$—	$—	$8,010,673	$—
Repurchase Agreements	—	—	3,156,000	—	3,156,000	—
Swap Agreements	—	—	—	165,157	—	165,157
Total	$8,010,673	$—	$3,156,000	$165,157	$11,166,673	$165,157
Telecommunications UltraSector ProFund
Common Stocks	$59,592,363	$—	$—	$—	$59,592,363	$—
Repurchase Agreements	—	—	40,613,000	—	40,613,000	—
Swap Agreements	—	—	—	(54,884)	—	(54,884)
Total	$59,592,363	$—	$40,613,000	$(54,884)	$100,205,363	$(54,884)
Utilities UltraSector ProFund
Common Stocks	$53,031,646	$—	$—	$—	$53,031,646	$—
Repurchase Agreements	—	—	22,293,000	—	22,293,000	—
Swap Agreements	—	—	—	(789,926)	—	(789,926)
Total	$53,031,646	$—	$22,293,000	$(789,926)	$75,324,646	$(789,926)
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$2,630,000	$—	$2,630,000	$—
Swap Agreements	—	—	—	(4,046)	—	(4,046)
Total	$—	$—	$2,630,000	$(4,046)	$2,630,000	$(4,046)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$11,061,000	$—	$11,061,000	$—
Swap Agreements	—	—	—	(904,929)	—	(904,929)
Total	$—	$—	$11,061,000	$(904,929)	$11,061,000	$(904,929)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,213,000	$—	$1,213,000	$—
Swap Agreements	—	—	—	(8,160)	—	(8,160)
Total	$—	$—	$1,213,000	$(8,160)	$1,213,000	$(8,160)
U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$6,862,880	$—	$6,862,880	$—
Repurchase Agreements	—	—	126,621,000	—	126,621,000	—
Swap Agreements	—	—	—	905,467	—	905,467
Total	$—	$—	$133,483,880	$905,467	$133,483,880	$905,467

July 31, 2016 :: Notes to Financial Statements :: 317

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$9,846,000	$—	$9,846,000	$—
Swap Agreements	—	—	—	64,649	—	64,649
Total	$—	$—	$9,846,000	$64,649	$9,846,000	$64,649
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$36,034,000	$—	$36,034,000	$—
Swap Agreements	—	—	—	(689,271)	—	(689,271)
Total	$—	$—	$36,034,000	$(689,271)	$36,034,000	$(689,271)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$46,802,000	$—	$46,802,000	$—
Forward Currency Contracts	—	—	—	(396,694)	—	(396,694)
Total	$—	$—	$46,802,000	$(396,694)	$46,802,000	$(396,694)
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$2,748,000	$—	$2,748,000	$—
Forward Currency Contracts	—	—	—	(14,482)	—	(14,482)
Total	$—	$—	$2,748,000	$(14,482)	$2,748,000	$(14,482)

^             Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*            Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. contingent rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2016, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) (formerly SunGard Investor Services LLC) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Government Cash Management Portfolio (formerly known as Cash Management Portfolio) in which the Government Money Market ProFund (formerly known as Money Market ProFund), another portfolio in the Trust, invests its assets. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the Government Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Government Money Market ProFund.

318 :: Notes to Financial Statements :: July 31, 2016

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the year ended July 31, 2016, actual Trustee compensation was $582,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period December 1, 2014 through November 30, 2015		For the Period December 1, 2015 through November 30, 2016
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
NASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Large-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraNASDAQ-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraChina ProFund	1.78%	2.78%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Short NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort NASDAQ-100 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%

July 31, 2016 :: Notes to Financial Statements :: 319

	For the Period December 1, 2014 through November 30, 2015		For the Period December 1, 2015 through November 30, 2016
	Investor Class	Service Class	Investor Class	Service Class
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Financials UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.95%	2.95%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2016, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/16	Expires 11/30/17	Expires 11/30/18	Expires 11/30/19	Total
Small-Cap ProFund	$40,670	$—	$—	$—	$40,670
Large-Cap Value ProFund	—	—	32,741	—	32,741
Large-Cap Growth ProFund	—	—	—	4,767	4,767
Mid-Cap Value ProFund	—	46,458	43,347	—	89,805
Mid-Cap Growth ProFund	19,877	49,776	—	7,621	77,274
Small-Cap Value ProFund	—	55,365	20,747	—	76,112
Small-Cap Growth ProFund	29,355	73,337	—	14,488	117,180
Europe 30 ProFund	—	7,528	545	11,676	19,749
UltraDow 30 ProFund	31,849	14,352	—	3,712	49,913
UltraEmerging Markets ProFund	—	—	—	985	985
UltraLatin America ProFund	—	—	—	3,927	3,927
Short Small-Cap ProFund	95,321	19,389	—	371	115,081
Short NASDAQ-100 ProFund	—	29,012	—	47,290	76,302
UltraShort Mid-Cap ProFund	29,579	32,917	10,784	17,176	90,456
UltraShort Small-Cap ProFund	23,660	55,515	14,077	3,375	96,627
UltraShort Dow 30 ProFund	55,448	60,167	22,818	10,892	149,325
UltraShort NASDAQ-100 ProFund	19,132	22,350	—	10,776	52,258
UltraShort International ProFund	—	31,606	—	—	31,606
UltraShort Emerging Markets ProFund	16,494	15,045	—	5,494	37,033
UltraShort Latin America ProFund	23,124	29,205	—	5,522	57,851
UltraShort China ProFund	29,053	27,077	18,254	14,841	89,225
UltraShort Japan ProFund	26,586	33,359	30,725	11,925	102,595
Consumer Goods UltraSector ProFund	21,503	20,664	—	—	42,167
Financials UltraSector ProFund	10,057	13,806	—	—	23,863
Industrials UltraSector ProFund	—	8,179	—	—	8,179
Mobile Telecommunications UltraSector ProFund	16,355	21,365	8,325	19,121	65,166

320 :: Notes to Financial Statements :: July 31, 2016

	Expires 11/30/16	Expires 11/30/17	Expires 11/30/18	Expires 11/30/19	Total
Oil Equipment, Services & Distribution UltraSector ProFund	$2,174	$—	$—	$—	$2,174
Pharmaceuticals UltraSector ProFund	829	—	—	—	829
Technology UltraSector ProFund	17,124	—	—	—	17,124
Short Oil & Gas ProFund	25,367	47,965	—	22,862	96,194
Short Precious Metals ProFund	—	—	—	13,568	13,568
Short Real Estate ProFund	26,822	37,934	9,193	26,748	100,697
Falling U.S. Dollar ProFund	13,719	49,146	16,469	33,302	112,636

The ProFunds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective ProFund from or to another fund that is or could be considered an affiliate of the ProFund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the year ended July 31, 2016, the ProFunds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
Bull ProFund	$37,109,119	$13,400,494	$1,172,995
Mid-Cap ProFund	2,245,062	—	—
Small-Cap ProFund	—	2,295,101	411,000
Large-Cap Value ProFund	5,586,204	4,919,025	(52,093)
Large-Cap Growth ProFund	7,146,510	4,315,615	25,083
Mid-Cap Value ProFund	1,271,508	3,058,726	40,465
Mid-Cap Growth ProFund	7,577,951	2,218,747	(29,322)
Small-Cap Value ProFund	3,105,414	4,259,845	(56,102)
Small-Cap Growth ProFund	7,499,432	5,705,295	(75,741)
UltraBull ProFund	—	17,543,451	148,904
UltraMid-Cap ProFund	—	3,135,737	(345,342)
UltraSmall-Cap ProFund	1,525,144	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2016 were as follows:

	Purchases	Sales
Bull ProFund	$165,193,060	$177,023,240
Mid-Cap ProFund	330,877,035	325,229,960
Small-Cap ProFund	17,397,899	10,756,589
NASDAQ 100 ProFund	104,878,817	109,549,062
Large-Cap Value ProFund	111,886,642	108,529,231
Large-Cap Growth ProFund	144,785,169	146,832,843
Mid-Cap Value ProFund	256,512,661	230,697,197
Mid-Cap Growth ProFund	145,057,940	137,118,444
Small-Cap Value ProFund	362,850,416	344,506,021
Small-Cap Growth ProFund	123,486,812	132,409,476
Europe 30 ProFund	62,531,634	61,275,985
UltraBull ProFund	76,717,128	95,822,891
UltraMid-Cap ProFund	34,789,261	37,581,980
UltraSmall-Cap ProFund	26,718,815	32,857,690
UltraDow 30 ProFund	2,863,926	2,747,718
UltraNASDAQ-100 ProFund	11,324,856	9,525,111
UltraEmerging Markets ProFund	42,079,683	36,735,661
UltraLatin America ProFund	77,519,077	67,429,886
UltraChina ProFund	40,360,570	47,068,545
Banks UltraSector ProFund	19,604,035	57,777,914
Basic Materials UltraSector ProFund	52,349,050	26,592,151
Biotechnology UltraSector ProFund	52,523,080	217,192,040
Consumer Goods UltraSector ProFund	40,642,368	59,163,813
Consumer Services UltraSector ProFund	13,671,391	52,423,969
Financials UltraSector ProFund	42,272,309	68,010,922
Health Care UltraSector ProFund	3,317,714	83,657,071
Industrials UltraSector ProFund	30,717,692	28,049,647

July 31, 2016 :: Notes to Financial Statements :: 321

	Purchases	Sales
Internet UltraSector ProFund	$37,062,154	$45,342,388
Mobile Telecommunications UltraSector ProFund	41,421,475	39,365,695
Oil & Gas UltraSector ProFund	26,820,289	4,159,875
Oil Equipment, Services & Distribution UltraSector ProFund	17,962,374	14,697,723
Pharmaceuticals UltraSector ProFund	8,778,296	14,907,211
Precious Metals UltraSector ProFund	40,462,479	28,528,354
Real Estate UltraSector ProFund	52,557,386	21,379,171
Semiconductor UltraSector ProFund	29,883,558	28,139,834
Technology UltraSector ProFund	15,055,741	16,395,309
Telecommunications UltraSector ProFund	140,551,611	88,338,928
Utilities UltraSector ProFund	86,093,698	42,878,533

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2016 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$38,321,163	$43,124,488

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives (i.e., swap agreements, futures contracts and forward contracts) which may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is temporarily mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%,

322 :: Notes to Financial Statements :: July 31, 2016

respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

July 31, 2016 :: Notes to Financial Statements :: 323

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax year ended in 2015, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2015
Europe 30 ProFund	$932,448	$—	$932,448	$—	$932,448
October 31, 2015
Mid-Cap ProFund	292,712	674,603	967,315	—	967,315
NASDAQ-100 ProFund	1,006,544	194,478	1,201,022	—	1,201,022
Large-Cap Value ProFund	336,482	351,228	687,710	—	687,710
Large-Cap Growth ProFund	319,987	278,021	598,008	—	598,008
Mid-Cap Value ProFund	—	423,151	423,151	—	423,151
Small-Cap Growth ProFund	—	1,261,659	1,261,659	—	1,261,659
UltraMid-Cap ProFund	1,876,863	2,393,303	4,270,166	—	4,270,166
UltraEmerging Markets ProFund	48,075	—	48,075	—	48,075
UltraLatin America ProFund	120,933	—	120,933	—	120,933
Biotechnology UltraSector ProFund	67,624,569	272,037	67,896,606	—	67,896,606
Consumer Goods UltraSector ProFund	32,093	4,773	36,866	—	36,866
Consumer Services UltraSector ProFund	494,663	29,920	524,583	—	524,583
Health Care UltraSector ProFund	1,137,020	151,461	1,288,481	—	1,288,481
Industrials UltraSector ProFund	224,254	82,237	306,491	—	306,491
Internet UltraSector ProFund	—	506,582	506,582	—	506,582
Pharmaceuticals UltraSector ProFund	1,274,241	192,718	1,466,959	—	1,466,959
Real Estate UltraSector ProFund	49,770	—	49,770	—	49,770
Telecommunications UltraSector ProFund	7,586	—	7,586	—	7,586
Utilities UltraSector ProFund	181,942	—	181,942	—	181,942

The tax character of distributions paid to shareholders during the applicable tax year ended in 2014, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2014
Europe 30 ProFund	$173,729	$—	$173,729	$—	$173,729
October 31, 2014
Mid-Cap ProFund	1,857,125	529,659	2,386,784	—	2,386,784
NASDAQ-100 ProFund	1,071,788	891,432	1,963,220	—	1,963,220

324 :: Notes to Financial Statements :: July 31, 2016

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Large-Cap Value ProFund	$784,424	$573,301	$1,357,725	$—	$1,357,725
Large-Cap Growth ProFund	—	708,311	708,311	—	708,311
UltraEmerging Markets ProFund	22,117	—	22,117	—	22,117
UltraLatin America ProFund	14,408	—	14,408	—	14,408
Biotechnology UltraSector ProFund	51,014,202	213,960	51,228,162	—	51,228,162
Consumer Services UltraSector ProFund	1,107,212	—	1,107,212	—	1,107,212
Internet UltraSector ProFund	5,006,647	—	5,006,647	—	5,006,647
Pharmaceuticals UltraSector ProFund	—	287,674	287,674	—	287,674
Real Estate UltraSector ProFund	87,093	—	87,093	—	87,093
Semiconductor UltraSector ProFund	—	—	—	4,375	4,375
Telecommunications UltraSector ProFund	21,394	—	21,394	—	21,394
Utilities UltraSector ProFund	74,609	—	74,609	—	74,609
U.S. Government Plus ProFund	4,009	—	4,009	4,419	8,428

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
December 31, 2015
Bull ProFund	$—	$—	$—	$(14,134,313)	$14,911,464	$777,151
Europe 30 ProFund	318,493	—	—	(11,725,946)	(873,445)	(12,280,898)
UltraBull ProFund	—	—	—	(42,739,776)	12,722,502	(30,017,274)
UltraNASDAQ-100 ProFund	—	—	—	(156,028,157)	71,580,235	(84,447,922)
UltraJapan ProFund	—	—	—	(66,230,936)	—	(66,230,936)
Bear ProFund	—	—	—	(102,391,053)	141,513	(102,249,540)
UltraBear ProFund	—	—	—	(209,105,849)	142,637	(208,963,212)
UltraShort NASDAQ-100 ProFund	—	—	—	(117,173,438)	93,540	(117,079,898)
October 31, 2015
Mid-Cap ProFund	79,318	14,248	—	—	2,925,382	3,018,948
Small-Cap ProFund	—	—	—	(29,617,532)	1,065,375	(28,552,157)
NASDAQ-100 ProFund	—	—	—	—	16,398,161	16,398,161
Large-Cap Value ProFund	88,104	47,061	—	—	864,235	999,400
Large-Cap Growth ProFund	—	—	—	—	6,884,631	6,884,631
Mid-Cap Value ProFund	—	—	—	(55,137)	239,146	184,009
Mid-Cap Growth ProFund	—	—	—	(11,242,410)	1,248,175	(9,994,235)
Small-Cap Value ProFund	—	—	—	(16,659,998)	129,433	(16,530,565)
Small-Cap Growth ProFund	—	659,882	—	(145,432)	1,038,519	1,552,969
UltraMid-Cap ProFund	—	—	—	—	10,857,191	10,857,191
UltraSmall-Cap ProFund	—	—	—	(14,011,111)	5,518,863	(8,492,248)
UltraDow 30 ProFund	—	—	—	(7,350,362)	5,307,388	(2,042,974)
UltraInternational ProFund	—	—	—	(21,663,567)	(42,267)	(21,705,834)
UltraEmerging Markets ProFund	—	—	—	(265,385,496)	(1,252,040)	(266,637,536)
UltraLatin America ProFund	13,719	—	—	(26,947,382)	(5,109,157)	(32,042,820)
UltraChina ProFund	—	—	—	(8,757,059)	2,087,014	(6,670,045)
Short Small-Cap ProFund	—	—	—	(39,045,997)	(224,604)	(39,270,601)
Short NASDAQ-100 ProFund	—	—	—	(26,532,358)	(114,128)	(26,646,486)
UltraShort Mid-Cap ProFund	—	—	—	(22,702,807)	(62,166)	(22,764,973)
UltraShort Small-Cap ProFund	—	—	—	(76,350,009)	(308,434)	(76,658,443)
UltraShort Dow 30 ProFund	—	—	—	(24,824,292)	(46,369)	(24,870,661)
UltraShort International ProFund	—	—	—	(53,971,275)	28,444	(53,942,831)
UltraShort Emerging Markets ProFund	—	—	—	(50,541,684)	(60,958)	(50,602,642)
UltraShort Latin America ProFund	—	—	—	(17,510,562)	(191,554)	(17,702,116)
UltraShort China ProFund	—	—	—	(10,816,586)	(61,291)	(10,877,877)
UltraShort Japan ProFund	—	—	—	(11,539,868)	—	(11,539,868)
Banks UltraSector ProFund	—	—	—	(5,571,127)	1,623,924	(3,947,203)
Basic Materials UltraSector ProFund	—	—	—	(40,957,095)	1,162,686	(39,794,409)
Biotechnology UltraSector ProFund	—	—	—	(5,689,663)	193,455,114	187,765,451
Consumer Goods UltraSector ProFund	67,003	—	—	(329,909)	1,695,674	1,432,768
Consumer Services UltraSector ProFund	—	—	—	—	10,891,488	10,891,488
Financials UltraSector ProFund	—	—	—	(19,137,357)	1,232,244	(17,905,113)
Health Care UltraSector ProFund	—	—	—	(631,344)	13,302,005	12,670,661
Industrials UltraSector ProFund	—	50,910	—	(138,704)	1,221,803	1,134,009

July 31, 2016 :: Notes to Financial Statements :: 325

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Internet UltraSector ProFund	$4,518,386	$2,506,100	$—	$—	$18,001,759	$25,026,245
Mobile Telecommunications UltraSector ProFund	—	—	—	(8,753,162)	1,047,243	(7,705,919)
Oil & Gas UltraSector ProFund	66,260	—	—	(12,821,902)	7,550,476	(5,205,166)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(30,155,691)	(386,876)	(30,542,567)
Pharmaceuticals UltraSector ProFund	—	—	—	—	4,183,431	4,183,431
Precious Metals UltraSector ProFund	—	—	—	(117,597,593)	(9,672,518)	(127,270,111)
Real Estate UltraSector ProFund	—	—	—	(16,746,070)	6,291,739	(10,454,331)
Semiconductor UltraSector ProFund	64,523	105,142	—	—	1,328,256	1,497,921
Technology UltraSector ProFund	—	—	—	(4,818,539)	3,966,422	(852,117)
Telecommunications UltraSector ProFund	231,013	—	—	(1,075,281)	353,792	(490,476)
Utilities UltraSector ProFund	89,389	—	—	(17,846,541)	1,563,134	(16,194,018)
Short Oil & Gas ProFund	—	—	—	(13,413,100)	(20,896)	(13,433,996)
Short Precious Metals ProFund	—	—	—	(17,846,450)	662,736	(17,183,714)
Short Real Estate ProFund	—	—	—	(61,360,594)	14,434	(61,346,160)
U.S. Government Plus ProFund	—	—	—	(2,872,706)	(316,329)	(3,189,035)
Rising Rates Opportunity 10 ProFund	—	—	—	(23,170,857)	165,446	(23,005,411)
Rising Rates Opportunity ProFund	—	—	—	(181,943,311)	672,424	(181,270,887)
Rising U.S. Dollar ProFund	—	—	—	(285,087)	—	(285,087)
Falling U.S. Dollar ProFund	—	—	—	(2,595,101)	—	(2,595,101)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2015 and December 31, 2015, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2016 and December 31, 2016:

Qualified Late Year Capital Losses
December 31 tax year end ProFunds
Europe 30 ProFund	$530,353
UltraBull ProFund	542,985
UltraNASDAQ-100 ProFund	2,325,167

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Small-Cap ProFund	$354,419
Mid-Cap Value ProFund	55,137
Mid-Cap Growth ProFund	182,518
Small-Cap Value ProFund	86,529
Small-Cap Growth ProFund	145,432
UltraSmall-Cap ProFund	359,535
UltraDow 30 ProFund	64,133
UltraInternational ProFund	479,597
UltraEmerging Markets ProFund	22,386
UltraChina ProFund	125,507
Short Small-Cap ProFund	248,699
Short NASDAQ-100 ProFund	217,042
UltraShort Mid-Cap ProFund	50,501
UltraShort Small-Cap ProFund	172,202
UltraShort Dow 30 ProFund	78,096
UltraShort International ProFund	173,615
UltraShort Emerging Markets ProFund	145,004
UltraShort Latin America ProFund	106,601
UltraShort China ProFund	53,540
UltraShort Japan ProFund	26,210
Banks UltraSector ProFund	65,406
Basic Materials UltraSector ProFund	48,952

326 :: Notes to Financial Statements :: July 31, 2016

Qualified Late Year Ordinary Losses
Biotechnology UltraSector ProFund	$5,689,663
Financials UltraSector ProFund	152,505
Health Care UltraSector ProFund	631,344
Industrials UltraSector ProFund	138,704
Mobile Telecommunications UltraSector ProFund	105,534
Precious Metals UltraSector ProFund	95,130
Real Estate UltraSector ProFund	61,211
Technology UltraSector ProFund	163,538
Short Oil & Gas ProFund	66,886
Short Precious Metals ProFund	307,826
Short Real Estate ProFund	47,684
U.S. Government Plus ProFund	191,504
Rising Rates Opportunity 10 ProFund	284,817
Rising Rates Opportunity ProFund	830,235
Rising U.S. Dollar ProFund	285,087
Falling U.S. Dollar ProFund	66,909

As of the end of their respective tax years ended October 31, 2015 and December 31, 2015, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$14,134,313	$—	$—	$14,134,313
Europe 30 ProFund	2,424,273	1,126,888	5,293,628	—	8,844,789
UltraBull ProFund	20,516,671	21,680,120	—	—	42,196,791
UltraNASDAQ-100 ProFund	153,702,990	—	—	—	153,702,990
UltraJapan ProFund	58,133,440	—	4,395,355	—	62,528,795
Bear ProFund	—	29,734,887	27,224,744	—	56,959,631
UltraBear ProFund	—	95,770,801	45,770,369	—	141,541,170
UltraShort NASDAQ-100 ProFund	—	56,065,314	24,229,670	—	80,294,984
October 31 tax year end ProFunds
Small-Cap ProFund	3,928,075	18,202,318	—	—	22,130,393
Mid-Cap Growth ProFund	10,225,549	834,343	—	—	11,059,892
Small-Cap Value ProFund	—	16,573,469	—	—	16,573,469
UltraSmall-Cap ProFund	5,011,649	8,639,927	—	—	13,651,576
UltraDow 30 ProFund	4,852,465	2,433,764	—	—	7,286,229
UltraInternational ProFund	17,793,462	—	2,004,577	1,385,931	21,183,970
UltraEmerging Markets ProFund	229,807,828	—	9,632,451	10,206,592	249,646,871
UltraLatin America ProFund	6,946,097	—	5,526,655	—	12,472,752
UltraChina ProFund	—	—	—	4,228,133	4,228,133
Short Small-Cap ProFund	—	14,298,494	15,009,115	1,034,222	30,341,831
Short NASDAQ-100 ProFund	3,058,900	6,257,362	3,277,560	—	12,593,822
UltraShort Mid-Cap ProFund	—	12,184,360	3,530,168	1,209,276	16,923,804
UltraShort Small-Cap ProFund	—	19,004,455	22,897,260	8,705,776	50,607,491
UltraShort Dow 30 ProFund	—	6,222,658	3,456,513	2,986,357	12,665,528
UltraShort International ProFund	—	32,455,983	6,213,490	5,098,053	43,767,526
UltraShort Emerging Markets ProFund	—	33,278,400	8,202,601	3,280,040	44,761,041
UltraShort Latin America ProFund	—	11,082,676	5,432,825	888,460	17,403,961
UltraShort China ProFund	—	3,844,895	2,251,078	1,732,067	7,828,040
UltraShort Japan ProFund	—	—	799,099	3,511,876	4,310,975
Banks UltraSector ProFund	—	—	2,930,774	2,094,978	5,025,752
Basic Materials UltraSector ProFund	29,546,369	5,602,519	2,208,186	2,116,116	39,473,190
Financials UltraSector ProFund	6,705,000	3,105,413	2,990,547	691,929	13,492,889
Mobile Telecommunications UltraSector ProFund	1,217,882	2,674,292	2,009,584	1,089,654	6,991,412

July 31, 2016 :: Notes to Financial Statements :: 327

	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Oil & Gas UltraSector ProFund	$3,961,782	$547,317	$—	$—	$4,509,099
Oil Equipment, Services & Distribution UltraSector ProFund	18,007,713	—	2,172,937	5,736,807	25,917,457
Precious Metals UltraSector ProFund	57,622,868	—	—	1,987,217	59,610,085
Real Estate UltraSector ProFund	11,340,105	2,790,520	—	2,554,234	16,684,859
Technology UltraSector ProFund	2,913,279	—	369,053	7,395	3,289,727
Telecommunications UltraSector ProFund	62,515	910,951	—	101,815	1,075,281
Utilities UltraSector ProFund	12,169,389	1,707,442	—	814,961	14,691,792
Short Oil & Gas ProFund	—	3,502,898	7,992,827	714,439	12,210,164
Short Precious Metals ProFund	—	11,647,689	4,821,283	854,572	17,323,544
Short Real Estate ProFund	—	33,669,962	22,825,780	1,934,290	58,430,032
Rising Rates Opportunity 10 ProFund	1,694,854	1,558,615	11,518,808	4,908,249	19,680,526
Rising Rates Opportunity ProFund	21,258,611	5,619,902	56,646,736	54,674,918	138,200,167
Falling U.S. Dollar ProFund	408,559	—	243,456	51,785	703,800

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
December 31 tax year end ProFunds
Europe 30 ProFund	$1,198,070	$1,152,734	$2,350,804
UltraJapan ProFund	3,702,141	—	3,702,141
Bear ProFund	41,801,500	3,629,922	45,431,422
UltraBear ProFund	63,855,269	3,709,410	67,564,679
UltraShort NASDAQ-100 ProFund	35,273,567	1,604,887	36,878,454
October 31 tax year end ProFunds
Small-Cap ProFund	7,118,868	13,852	7,132,720
UltraEmerging Markets ProFund	11,193,537	4,522,702	15,716,239
UltraLatin America ProFund	12,429,423	2,045,207	14,474,630
UltraChina ProFund	4,401,977	1,442	4,403,419
Short Small-Cap ProFund	7,917,981	537,486	8,455,467
Short NASDAQ-100 ProFund	12,767,169	954,325	13,721,494
UltraShort Mid-Cap ProFund	5,536,996	191,506	5,728,502
UltraShort Small-Cap ProFund	24,377,761	1,192,555	25,570,316
UltraShort Dow 30 ProFund	11,527,153	553,515	12,080,668
UltraShort International ProFund	10,030,134	—	10,030,134
UltraShort Emerging Markets ProFund	5,635,639	—	5,635,639
UltraShort China ProFund	2,935,006	—	2,935,006
UltraShort Japan ProFund	3,723,384	3,479,299	7,202,683
Banks UltraSector ProFund	479,969	—	479,969
Basic Materials UltraSector ProFund	1,434,953	—	1,434,953
Consumer Goods UltraSector ProFund	329,909	—	329,909
Financials UltraSector ProFund	5,491,836	127	5,491,963
Mobile Telecommunications UltraSector ProFund	1,624,773	31,443	1,656,216
Oil & Gas UltraSector ProFund	7,890,680	422,123	8,312,803
Oil Equipment, Services & Distribution UltraSector ProFund	3,827,695	410,539	4,238,234
Precious Metals UltraSector ProFund	49,597,461	8,294,917	57,892,378
Technology UltraSector ProFund	1,365,274	—	1,365,274
Utilities UltraSector ProFund	3,154,749	—	3,154,749
Short Oil & Gas ProFund	1,136,050	—	1,136,050
Short Precious Metals ProFund	215,080	—	215,080
Short Real Estate ProFund	2,882,878	—	2,882,878
U.S. Government Plus ProFund	2,657,277	23,925	2,681,202
Rising Rates Opportunity 10 ProFund	3,205,514	—	3,205,514
Rising Rates Opportunity ProFund	42,885,006	27,903	42,912,909
Falling U.S. Dollar ProFund	729,757	1,094,635	1,824,392

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

328 :: Notes to Financial Statements :: July 31, 2016

At July 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$46,908,499	$18,835,725	$(2,924,966)	$15,910,759
Mid-Cap ProFund	52,199,256	4,850,322	(1,014,360)	3,835,962
Small-Cap ProFund	39,632,136	1,217,886	(222,740)	995,146
NASDAQ-100 ProFund	39,543,242	16,508,014	(978,575)	15,529,439
Large-Cap Value ProFund	12,375,867	3,150,688	(1,759,882)	1,390,806
Large-Cap Growth ProFund	18,998,900	6,748,276	(1,098,476)	5,649,800
Mid-Cap Value ProFund	31,991,257	4,851,710	(2,060,774)	2,790,936
Mid-Cap Growth ProFund	23,705,020	3,881,973	(3,048,412)	833,561
Small-Cap Value ProFund	25,237,974	3,681,803	(3,076,523)	605,280
Small-Cap Growth ProFund	15,462,231	3,399,012	(1,655,055)	1,743,957
Europe 30 ProFund	4,139,644	1,122,281	(1,244,746)	(122,465)
UltraBull ProFund	59,909,244	25,536,621	(9,384,832)	16,151,789
UltraMid-Cap ProFund	62,733,929	14,532,063	(3,589,370)	10,942,693
UltraSmall-Cap ProFund	36,265,876	7,551,817	(2,227,990)	5,323,827
UltraDow 30 ProFund	14,091,935	6,662,405	(1,063,180)	5,599,225
UltraNASDAQ-100 ProFund	161,054,343	103,388,445	(25,573,126)	77,815,319
UltraInternational ProFund	7,093,000	—	—	—
UltraEmerging Markets ProFund	16,389,444	2,994,500	(3,623,487)	(628,987)
UltraLatin America ProFund	30,047,815	5,412,605	(9,195,867)	(3,783,262)
UltraChina ProFund	7,692,031	2,370,740	(1,695,541)	675,199
UltraJapan ProFund	20,692,000	—	—	—
Bear ProFund	43,987,000	—	—	—
Short Small-Cap ProFund	17,072,000	—	—	—
Short NASDAQ-100 ProFund	32,557,000	—	—	—
UltraBear ProFund	16,795,000	—	—	—
UltraShort Mid-Cap ProFund	1,652,000	—	—	—
UltraShort Small-Cap ProFund	13,953,000	—	—	—
UltraShort Dow 30 ProFund	5,103,000	—	—	—
UltraShort NASDAQ-100 ProFund	12,147,000	—	—	—
UltraShort International ProFund	8,392,000	—	—	—
UltraShort Emerging Markets ProFund	6,844,000	—	—	—
UltraShort Latin America ProFund	6,443,000	—	—	—
UltraShort China ProFund	3,444,000	—	—	—
UltraShort Japan ProFund	1,889,000	—	—	—
Banks UltraSector ProFund	5,582,625	3,442,817	(2,554,579)	888,238
Basic Materials UltraSector ProFund	46,520,647	5,621,696	(1,611,300)	4,010,396
Biotechnology UltraSector ProFund	278,658,642	133,504,158	(12,104,521)	121,399,637
Consumer Goods UltraSector ProFund	20,303,082	3,106,879	(567,954)	2,538,925
Consumer Services UltraSector ProFund	30,868,287	11,341,293	(1,112,665)	10,228,628
Financials UltraSector ProFund	8,239,339	3,922,766	(3,145,954)	776,812
Health Care UltraSector ProFund	29,995,225	11,660,461	(1,195,042)	10,465,419
Industrials UltraSector ProFund	11,030,707	1,792,449	(144,055)	1,648,394
Internet UltraSector ProFund	62,064,964	23,932,058	(4,317,446)	19,614,612
Mobile Telecommunications UltraSector ProFund	5,683,290	1,274,511	(226,013)	1,048,498
Oil & Gas UltraSector ProFund	55,884,234	10,568,019	(3,220,859)	7,347,160
Oil Equipment, Services & Distribution UltraSector ProFund	12,796,378	2,316,215	(2,770,777)	(454,562)
Pharmaceuticals UltraSector ProFund	10,849,295	4,129,654	(499,890)	3,629,764
Precious Metals UltraSector ProFund	44,499,982	16,963,863	(9,586,892)	7,376,971
Real Estate UltraSector ProFund	60,035,961	11,706,140	(1,961,763)	9,744,377
Semiconductor UltraSector ProFund	16,368,813	2,771,589	(572,910)	2,198,679
Technology UltraSector ProFund	6,968,542	4,691,508	(493,377)	4,198,131
Telecommunications UltraSector ProFund	95,196,792	6,719,213	(1,710,642)	5,008,571
Utilities UltraSector ProFund	70,632,783	5,481,984	(790,121)	4,691,863
Short Oil & Gas ProFund	2,630,000	—	—	—
Short Precious Metals ProFund	11,061,000	—	—	—
Short Real Estate ProFund	1,213,000	—	—	—
U.S. Government Plus ProFund	132,931,169	552,711	—	552,711
Rising Rates Opportunity 10 ProFund	9,846,000	—	—	—
Rising Rates Opportunity ProFund	36,034,000	—	—	—
Rising U.S. Dollar ProFund	46,802,000	—	—	—
Falling U.S. Dollar ProFund	2,748,000	—	—	—

July 31, 2016 :: Notes to Financial Statements :: 329

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $154,811 , and is included in “Receivable for closed forward currency contracts” on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $710,529 and is included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2016.

9. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

10. Share Splits and Reverse Share Splits

Effective December 14, 2015, the NASDAQ-100 ProFund underwent a 3-for-1 share split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

Effective February 24, 2014, the Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort Japan ProFund and Short Real Estate ProFund underwent a 1-for-5 reverse share split, the UltraShort Small-Cap ProFund and the UltraShort International ProFund underwent an 1-for-8 reverse share split, the UltraShort China ProFund underwent a 1-for-10 reverse share split, and the Biotechnology ProFund underwent a 4-for-1 share split.

Effective November 19, 2012, the Internet UltraSector ProFund underwent a 6-for-1 share split. The UltraShort Dow 30 ProFund and Banks UltraSector ProFund underwent a 1-for-3 reverse share split. The UltraBear ProFund underwent a 1-for-4 reverse share split. The UltraShort Mid-Cap ProFund underwent a 1-for-7 reverse share split.

Effective October 17, 2011, the UltraShort Small-Cap ProFund and UltraShort NASDAQ-100 ProFund underwent a 1-for-5 reverse share split. The UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund and Mobile Telecommunications UltraSector ProFund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

330 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
September 26, 2016

Trustees and Executive Officers (unaudited) :: 331

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
William D. Fertig c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present)	ProFunds (112); Access One Trust (3); ProShares (130)	Key Energy Services

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present)	ProFunds (112); Access One Trust (3); ProShares (130)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Advisors, LLC (Real Estate Development): Principal (2010 to present): Spring Mill Capital Management, LLC (Real Estate Development): Principal (July 2009 to 2010)	ProFunds (112); Access One Trust (3); ProShares (130)

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Co-Founder and Chief Executive Officer of the Advisor (April 1997 to present) and of ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present)	ProFunds (112); Access One Trust (3); ProShares (130)

*                 The “Fund Complex” consists of all operational registered investment companies advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFunds Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**          Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Todd B. Johnson 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor (December 2008 to present); ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present)

Richard F. Morris 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present

General Counsel of the Advisor and ProShare Advisors (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015); General Counsel, WisdomTree Asset Management (October 2010 to October 2012)

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (2007 to present)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/16

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:

2015 $628,000

2016 $652,000

The fees relate to the audit of the registrant’s annual financial statements paid to KPMG LLP.

(b)                                 Audit-Related Fees:

2015 $6,000

2016 $6,000

The fees relate to the review of post-effective registration statements paid to KPMG LLP.

(c)                                  Tax Fees:

2015 $275,000

2016 $285,000

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations.

(d)                                 All Other Fees:

2015 $0

2016 $0

(e)(1)                   The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                   No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable as less than 50%.

(g)                                 2015 $281,000

2016 $291,000

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)                                 Not applicable.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (45.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	931	$166,053
Abbott Laboratories (Health Care Equipment & Supplies)	2,242	100,330
AbbVie, Inc. (Biotechnology)	2,470	163,588
Accenture PLC - Class A (IT Services)	950	107,170
Activision Blizzard, Inc. (Software)	779	31,285
Acuity Brands, Inc. (Electrical Equipment)	76	19,945
Adobe Systems, Inc.* (Software)	760	74,374
Advance Auto Parts, Inc. (Specialty Retail)	114	19,364
Aetna, Inc. (Health Care Providers & Services)	532	61,292
Affiliated Managers Group, Inc.* (Capital Markets)	76	11,155
Aflac, Inc. (Insurance)	627	45,320
Agilent Technologies, Inc. (Life Sciences Tools & Services)	494	23,766
Air Products & Chemicals, Inc. (Chemicals)	304	45,424
Akamai Technologies, Inc.* (Internet Software & Services)	266	13,441
Alaska Air Group, Inc. (Airlines)	190	12,772
Albemarle Corp. (Chemicals)	171	14,393
Alcoa, Inc. (Metals & Mining)	2,014	21,389
Alexion Pharmaceuticals, Inc.* (Biotechnology)	342	43,981
Allegion PLC (Building Products)	152	11,003
Allergan PLC* (Pharmaceuticals)	608	153,794
Alliance Data Systems Corp.* (IT Services)	95	22,004
Alliant Energy Corp. (Electric Utilities)	342	13,766
Alphabet, Inc.* - Class A (Internet Software & Services)	456	360,851
Alphabet, Inc.* - Class C (Internet Software & Services)	456	350,568
Altria Group, Inc. (Tobacco)	3,002	203,235
Amazon.com, Inc.* (Internet & Catalog Retail)	589	446,939
Ameren Corp. (Multi-Utilities)	380	19,927
American Airlines Group, Inc. (Airlines)	893	31,702
American Electric Power Co., Inc. (Electric Utilities)	760	52,668
American Express Co. (Consumer Finance)	1,235	79,608
American International Group, Inc. (Insurance)	1,710	93,091
American Tower Corp. (Real Estate Investment Trusts)	646	74,786
American Water Works Co., Inc. (Water Utilities)	266	21,966
Ameriprise Financial, Inc. (Capital Markets)	247	23,672
AmerisourceBergen Corp. (Health Care Providers & Services)	285	24,279
AMETEK, Inc. (Electrical Equipment)	361	16,978
Amgen, Inc. (Biotechnology)	1,159	199,382
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	475	28,272
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	779	42,479
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	475	30,319
Anthem, Inc. (Health Care Providers & Services)	399	52,405
Aon PLC (Insurance)	399	42,721
Apache Corp. (Oil, Gas & Consumable Fuels)	589	30,923
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	247	11,355
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,379	873,175
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,672	43,957
Archer-Daniels-Midland Co. (Food Products)	893	40,256
Arthur J. Gallagher & Co. (Insurance)	266	13,085
Assurant, Inc. (Insurance)	95	7,886
AT&T, Inc. (Diversified Telecommunication Services)	9,424	407,965
Autodesk, Inc.* (Software)	342	20,332
Automatic Data Processing, Inc. (IT Services)	703	62,532
AutoNation, Inc.* (Specialty Retail)	114	6,082
AutoZone, Inc.* (Specialty Retail)	38	30,931
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	209	38,801
Avery Dennison Corp. (Containers & Packaging)	133	10,359
Baker Hughes, Inc. (Energy Equipment & Services)	665	31,807
Ball Corp. (Containers & Packaging)	209	14,770
Bank of America Corp. (Banks)	15,732	227,957
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	114	25,505
Baxter International, Inc. (Health Care Equipment & Supplies)	836	40,145
BB&T Corp. (Banks)	1,254	46,235
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	323	56,848
Bed Bath & Beyond, Inc. (Specialty Retail)	228	10,249
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,869	413,911
Best Buy Co., Inc. (Specialty Retail)	437	14,683
Biogen, Inc.* (Biotechnology)	342	99,156
BlackRock, Inc. (Capital Markets)	190	69,589
BorgWarner, Inc. (Auto Components)	342	11,348
Boston Properties, Inc. (Real Estate Investment Trusts)	228	32,406
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,071	50,284
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,565	191,888
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	570	92,329
Brown-Forman Corp. - Class B (Beverages)	152	14,925
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	228	15,873
CA, Inc. (Software)	456	15,800
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	703	17,343
Campbell Soup Co. (Food Products)	266	16,564
Capital One Financial Corp. (Consumer Finance)	779	52,255
Cardinal Health, Inc. (Health Care Providers & Services)	494	41,298
CarMax, Inc.* (Specialty Retail)	304	17,711

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	665	$31,069
Caterpillar, Inc. (Machinery)	893	73,904
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	456	12,973
CBS Corp. - Class B (Media)	627	32,742
Celgene Corp.* (Biotechnology)	1,178	132,160
Centene Corp.* (Health Care Providers & Services)	266	18,766
CenterPoint Energy, Inc. (Multi-Utilities)	665	15,907
CenturyLink, Inc. (Diversified Telecommunication Services)	836	26,284
Cerner Corp.* (Health Care Technology)	456	28,450
CF Industries Holdings, Inc. (Chemicals)	361	8,909
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	893	4,840
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,888	295,962
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	38	16,112
Chubb, Ltd. (Insurance)	703	88,058
Church & Dwight Co., Inc. (Household Products)	190	18,666
Cigna Corp. (Health Care Providers & Services)	399	51,455
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	152	18,243
Cincinnati Financial Corp. (Insurance)	228	17,032
Cintas Corp. (Commercial Services & Supplies)	133	14,267
Cisco Systems, Inc. (Communications Equipment)	7,695	234,928
Citigroup, Inc. (Banks)	4,484	196,444
Citizens Financial Group, Inc. (Banks)	817	18,244
Citrix Systems, Inc.* (Software)	228	20,322
CME Group, Inc. (Diversified Financial Services)	513	52,449
CMS Energy Corp. (Multi-Utilities)	418	18,885
Coach, Inc. (Textiles, Apparel & Luxury Goods)	418	18,020
Cognizant Technology Solutions Corp.* (IT Services)	931	53,523
Colgate-Palmolive Co. (Household Products)	1,368	101,820
Comcast Corp. - Class A (Media)	3,705	249,162
Comerica, Inc. (Banks)	266	12,034
ConAgra Foods, Inc. (Food Products)	665	31,095
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	209	25,958
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,900	77,558
Consolidated Edison, Inc. (Multi-Utilities)	475	38,038
Constellation Brands, Inc. - Class A (Beverages)	266	43,792
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,653	36,730
Costco Wholesale Corp. (Food & Staples Retailing)	665	111,201
Crown Castle International Corp. (Real Estate Investment Trusts)	513	49,776
CSRA, Inc. (IT Services)	209	5,626
CSX Corp. (Road & Rail)	1,463	41,447
Cummins, Inc. (Machinery)	247	30,324
CVS Health Corp. (Food & Staples Retailing)	1,653	153,266
D.R. Horton, Inc. (Household Durables)	513	16,867
Danaher Corp. (Health Care Equipment & Supplies)	912	74,273
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	171	10,527
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	247	19,152
Deere & Co. (Machinery)	456	35,436
Delphi Automotive PLC (Auto Components)	418	28,349
Delta Air Lines, Inc. (Airlines)	1,178	45,647
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	361	23,118
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	798	30,547
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	95	2,158
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	228	23,817
Discover Financial Services (Consumer Finance)	627	35,639
Discovery Communications, Inc.* - Class A (Media)	228	5,721
Discovery Communications, Inc.* - Class C (Media)	361	8,859
Dollar General Corp. (Multiline Retail)	437	41,401
Dollar Tree, Inc.* (Multiline Retail)	361	34,761
Dominion Resources, Inc. (Multi-Utilities)	950	74,120
Dover Corp. (Machinery)	247	17,643
Dr. Pepper Snapple Group, Inc. (Beverages)	285	28,075
DTE Energy Co. (Multi-Utilities)	266	25,940
Duke Energy Corp. (Electric Utilities)	1,064	91,068
E*TRADE Financial Corp.* (Capital Markets)	418	10,483
E.I. du Pont de Nemours & Co. (Chemicals)	1,330	91,996
Eastman Chemical Co. (Chemicals)	228	14,872
Eaton Corp. PLC (Electrical Equipment)	703	44,577
eBay, Inc.* (Internet Software & Services)	1,615	50,323
Ecolab, Inc. (Chemicals)	399	47,234
Edison International (Electric Utilities)	494	38,226
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	323	36,990
Electronic Arts, Inc.* (Software)	456	34,802
Eli Lilly & Co. (Pharmaceuticals)	1,482	122,843
EMC Corp. (Technology Hardware, Storage & Peripherals)	2,983	84,359
Emerson Electric Co. (Electrical Equipment)	988	55,229
Endo International PLC* (Pharmaceuticals)	323	5,607
Entergy Corp. (Electric Utilities)	266	21,650
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	836	68,301
EQT Corp. (Oil, Gas & Consumable Fuels)	266	19,381
Equifax, Inc. (Professional Services)	190	25,167
Equinix, Inc. (Real Estate Investment Trusts)	114	42,507

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares		Value
Equity Residential (Real Estate Investment Trusts)	551		$37,462
Essex Property Trust, Inc. (Real Estate Investment Trusts)	95		22,219
Eversource Energy (Electric Utilities)	494		28,894
Exelon Corp. (Electric Utilities)	1,406		52,416
Expedia, Inc. (Internet & Catalog Retail)	171		19,947
Expeditors International of Washington, Inc. (Air Freight & Logistics)	285		14,088
Express Scripts Holding Co.* (Health Care Providers & Services)	969		73,712
Extra Space Storage, Inc. (Real Estate Investment Trusts)	190		16,344
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,346		564,476
F5 Networks, Inc.* (Communications Equipment)	95		11,725
Facebook, Inc.* - Class A (Internet Software & Services)	3,534		438,005
Fastenal Co. (Trading Companies & Distributors)	437		18,682
Federal Realty Investment Trust (Real Estate Investment Trusts)	114		19,346
FedEx Corp. (Air Freight & Logistics)	380		61,522
Fidelity National Information Services, Inc. (IT Services)	418		33,244
Fifth Third Bancorp (Banks)	1,178		22,358
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	114		5,322
FirstEnergy Corp. (Electric Utilities)	646		22,558
Fiserv, Inc.* (IT Services)	342		37,743
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	209		6,809
Flowserve Corp. (Machinery)	209		10,001
Fluor Corp. (Construction & Engineering)	209		11,185
FMC Corp. (Chemicals)	209		9,936
FMC Technologies, Inc.* (Energy Equipment & Services)	342		8,680
Foot Locker, Inc. (Specialty Retail)	209		12,461
Ford Motor Co. (Automobiles)	5,966		75,530
Fortive Corp.* (Machinery)	456		21,984
Fortune Brands Home & Security, Inc. (Building Products)	228		14,426
Franklin Resources, Inc. (Capital Markets)	570		20,628
Freeport-McMoRan, Inc. (Metals & Mining)	1,919		24,870
Frontier Communications Corp. (Diversified Telecommunication Services)	1,805		9,386
Garmin, Ltd. (Household Durables)	171		9,290
General Dynamics Corp. (Aerospace & Defense)	437		64,191
General Electric Co. (Industrial Conglomerates)	14,079		438,420
General Growth Properties, Inc. (Real Estate Investment Trusts)	893		28,531
General Mills, Inc. (Food Products)	912		65,564
General Motors Co. (Automobiles)	2,147		67,716
Genuine Parts Co. (Distributors)	228		23,311
Gilead Sciences, Inc. (Biotechnology)	2,033		161,563
Global Payments, Inc. (IT Services)	228		17,022
H & R Block, Inc. (Diversified Consumer Services)	342		8,136
Halliburton Co. (Energy Equipment & Services)	1,311		57,238
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	570		15,196
Harley-Davidson, Inc. (Automobiles)	285		15,082
Harman International Industries, Inc. (Household Durables)	114		9,421
Harris Corp. (Communications Equipment)	190		16,458
Hartford Financial Services Group, Inc. (Insurance)	608		24,229
Hasbro, Inc. (Leisure Products)	171		13,890
HCA Holdings, Inc.* (Health Care Providers & Services)	456		35,171
HCP, Inc. (Real Estate Investment Trusts)	722		28,324
Helmerich & Payne, Inc. (Energy Equipment & Services)	171		10,597
Henry Schein, Inc.* (Health Care Providers & Services)	133		24,070
Hess Corp. (Oil, Gas & Consumable Fuels)	399		21,406
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,546		53,517
Hologic, Inc.* (Health Care Equipment & Supplies)	380		14,626
Honeywell International, Inc. (Aerospace & Defense)	1,159		134,826
Hormel Foods Corp. (Food Products)	418		15,612
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,140		20,224
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,622		36,734
Humana, Inc. (Health Care Providers & Services)	228		39,341
Huntington Bancshares, Inc. (Banks)	1,216		11,552
Illinois Tool Works, Inc. (Machinery)	494		57,007
Illumina, Inc.* (Life Sciences Tools & Services)	228		37,928
Ingersoll-Rand PLC (Machinery)	399		26,438
Intel Corp. (Semiconductors & Semiconductor Equipment)	7,220		251,689
Intercontinental Exchange, Inc. (Diversified Financial Services)	190		50,198
International Business Machines Corp. (IT Services)	1,349		216,676
International Flavors & Fragrances, Inc. (Chemicals)	114		15,191
International Paper Co. (Containers & Packaging)	627		28,723
Intuit, Inc. (Software)	399		44,285
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	57		39,658
Invesco, Ltd. (Capital Markets)	646		18,850
Iron Mountain, Inc. (Real Estate Investment Trusts)	361		14,877
J.B. Hunt Transport Services, Inc. (Road & Rail)	133		11,056
Jacobs Engineering Group, Inc.* (Construction & Engineering)	190		10,169
Johnson & Johnson (Pharmaceuticals)	4,218		528,221

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Johnson Controls, Inc. (Auto Components)	988	$45,369
JPMorgan Chase & Co. (Banks)	5,605	358,552
Juniper Networks, Inc. (Communications Equipment)	532	12,071
Kansas City Southern (Road & Rail)	171	16,435
Kellogg Co. (Food Products)	380	31,430
KeyCorp (Banks)	1,292	15,116
Kimberly-Clark Corp. (Household Products)	551	71,382
Kimco Realty Corp. (Real Estate Investment Trusts)	646	20,737
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,793	56,782
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	247	18,700
Kohl’s Corp. (Multiline Retail)	285	11,853
L Brands, Inc. (Specialty Retail)	380	28,082
L-3 Communications Holdings, Inc. (Aerospace & Defense)	114	17,286
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	152	21,213
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	247	22,173
Legg Mason, Inc. (Capital Markets)	152	5,189
Leggett & Platt, Inc. (Household Durables)	209	10,987
Lennar Corp. - Class A (Household Durables)	285	13,338
Leucadia National Corp. (Diversified Financial Services)	513	9,367
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	437	22,112
Lincoln National Corp. (Insurance)	361	15,765
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	361	21,656
LKQ Corp.* (Distributors)	475	16,335
Lockheed Martin Corp. (Aerospace & Defense)	399	100,839
Loews Corp. (Insurance)	418	17,276
Lowe’s Cos., Inc. (Specialty Retail)	1,349	110,995
LyondellBasell Industries N.V. - Class A (Chemicals)	532	40,038
M&T Bank Corp. (Banks)	247	28,296
Macy’s, Inc. (Multiline Retail)	475	17,019
Mallinckrodt PLC* (Pharmaceuticals)	171	11,515
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,292	17,623
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	817	32,182
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	286	20,478
Marsh & McLennan Cos., Inc. (Insurance)	798	52,469
Martin Marietta Materials, Inc. (Construction Materials)	95	19,252
Masco Corp. (Building Products)	513	18,714
MasterCard, Inc. - Class A (IT Services)	1,482	141,146
Mattel, Inc. (Leisure Products)	513	17,124
McCormick & Co., Inc. (Food Products)	171	17,485
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,349	158,710
McKesson Corp. (Health Care Providers & Services)	342	66,540
Mead Johnson Nutrition Co. - Class A (Food Products)	285	25,422
Medtronic PLC (Health Care Equipment & Supplies)	2,147	188,143
Merck & Co., Inc. (Pharmaceuticals)	4,237	248,542
MetLife, Inc. (Insurance)	1,691	72,273
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	266	13,758
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	323	17,972
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,596	21,929
Microsoft Corp. (Software)	12,027	681,690
Mohawk Industries, Inc.* (Household Durables)	95	19,849
Molson Coors Brewing Co. - Class B (Beverages)	285	29,116
Mondelez International, Inc. - Class A (Food Products)	2,375	104,452
Monsanto Co. (Chemicals)	665	71,002
Monster Beverage Corp.* (Beverages)	209	33,572
Moody’s Corp. (Diversified Financial Services)	266	28,199
Morgan Stanley (Capital Markets)	2,318	66,596
Motorola Solutions, Inc. (Communications Equipment)	247	17,137
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	247	6,775
Mylan N.V.* (Pharmaceuticals)	646	30,226
National Oilwell Varco, Inc. (Energy Equipment & Services)	570	18,440
Navient Corp. (Consumer Finance)	513	7,285
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	437	11,515
Netflix, Inc.* (Internet & Catalog Retail)	665	60,681
Newell Rubbermaid, Inc. (Household Durables)	703	36,880
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	304	13,163
Newmont Mining Corp. (Metals & Mining)	817	35,948
News Corp. - Class A (Media)	589	7,639
News Corp. - Class B (Media)	171	2,298
NextEra Energy, Inc. (Electric Utilities)	703	90,188
Nielsen Holdings PLC (Professional Services)	551	29,677
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,033	112,831
NiSource, Inc. (Multi-Utilities)	494	12,676
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	665	23,754
Nordstrom, Inc. (Multiline Retail)	190	8,404
Norfolk Southern Corp. (Road & Rail)	456	40,940
Northern Trust Corp. (Capital Markets)	323	21,832
Northrop Grumman Corp. (Aerospace & Defense)	285	61,740
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	475	6,574
Nucor Corp. (Metals & Mining)	494	26,498
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	779	44,481

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,178	$88,032
Omnicom Group, Inc. (Media)	361	29,707
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	323	14,467
Oracle Corp. (Software)	4,769	195,720
O’Reilly Automotive, Inc.* (Specialty Retail)	152	44,176
Owens-Illinois, Inc.* (Containers & Packaging)	247	4,641
PACCAR, Inc. (Machinery)	532	31,372
Parker-Hannifin Corp. (Machinery)	209	23,866
Patterson Cos., Inc. (Health Care Providers & Services)	133	6,565
Paychex, Inc. (IT Services)	494	29,284
PayPal Holdings, Inc.* (IT Services)	1,691	62,973
Pentair PLC (Machinery)	285	18,189
People’s United Financial, Inc. (Banks)	475	7,201
PepsiCo, Inc. (Beverages)	2,204	240,060
PerkinElmer, Inc. (Life Sciences Tools & Services)	171	9,733
Perrigo Co. PLC (Pharmaceuticals)	228	20,837
Pfizer, Inc. (Pharmaceuticals)	9,291	342,745
PG&E Corp. (Electric Utilities)	760	48,594
Philip Morris International, Inc. (Tobacco)	2,375	238,118
Phillips 66 (Oil, Gas & Consumable Fuels)	722	54,915
Pinnacle West Capital Corp. (Electric Utilities)	171	13,487
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	247	40,155
Pitney Bowes, Inc. (Commercial Services & Supplies)	285	5,503
PNC Financial Services Group, Inc. (Banks)	760	62,814
PPG Industries, Inc. (Chemicals)	399	41,779
PPL Corp. (Electric Utilities)	1,045	39,407
Praxair, Inc. (Chemicals)	437	50,928
Principal Financial Group, Inc. (Insurance)	418	19,491
Prologis, Inc. (Real Estate Investment Trusts)	798	43,483
Prudential Financial, Inc. (Insurance)	684	51,498
Public Service Enterprise Group, Inc. (Multi-Utilities)	779	35,842
Public Storage (Real Estate Investment Trusts)	228	54,474
PulteGroup, Inc. (Household Durables)	475	10,061
PVH Corp. (Textiles, Apparel & Luxury Goods)	133	13,441
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	190	12,014
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,242	140,304
Quanta Services, Inc.* (Construction & Engineering)	228	5,837
Quest Diagnostics, Inc. (Health Care Providers & Services)	209	18,049
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	95	9,319
Range Resources Corp. (Oil, Gas & Consumable Fuels)	266	10,722
Raytheon Co. (Aerospace & Defense)	456	63,626
Realty Income Corp. (Real Estate Investment Trusts)	399	28,517
Red Hat, Inc.* (Software)	285	21,458
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	114	48,464
Regions Financial Corp. (Banks)	1,938	17,771
Republic Services, Inc. (Commercial Services & Supplies)	361	18,505
Reynolds American, Inc. (Tobacco)	1,273	63,726
Robert Half International, Inc. (Professional Services)	209	7,637
Rockwell Automation, Inc. (Electrical Equipment)	190	21,736
Rockwell Collins, Inc. (Aerospace & Defense)	190	16,078
Roper Technologies, Inc. (Industrial Conglomerates)	152	25,895
Ross Stores, Inc. (Specialty Retail)	608	37,593
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	266	19,269
Ryder System, Inc. (Road & Rail)	76	5,008
S&P Global, Inc. (Diversified Financial Services)	399	48,758
salesforce.com, Inc.* (Software)	969	79,264
SCANA Corp. (Multi-Utilities)	228	17,086
Schlumberger, Ltd. (Energy Equipment & Services)	2,128	171,346
Scripps Networks Interactive, Inc. - Class A (Media)	152	10,041
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	456	14,606
Sealed Air Corp. (Containers & Packaging)	304	14,343
Sempra Energy (Multi-Utilities)	361	40,389
Signet Jewelers, Ltd. (Specialty Retail)	114	10,022
Simon Property Group, Inc. (Real Estate Investment Trusts)	475	107,843
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	285	18,816
SL Green Realty Corp. (Real Estate Investment Trusts)	152	17,909
Snap-on, Inc. (Machinery)	95	14,931
Southwest Airlines Co. (Airlines)	969	35,862
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	589	8,588
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,045	37,589
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	437	36,288
Stanley Black & Decker, Inc. (Machinery)	228	27,748
Staples, Inc. (Specialty Retail)	988	9,179
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,242	130,148
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	266	20,764
State Street Corp. (Capital Markets)	608	39,994
Stericycle, Inc.* (Commercial Services & Supplies)	133	12,006
Stryker Corp. (Health Care Equipment & Supplies)	475	55,233
SunTrust Banks, Inc. (Banks)	760	32,140
Symantec Corp. (Software)	931	19,020

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Synchrony Financial* (Consumer Finance)	1,273	$35,491
Sysco Corp. (Food & Staples Retailing)	798	41,328
T. Rowe Price Group, Inc. (Capital Markets)	380	26,862
Target Corp. (Multiline Retail)	893	67,270
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	551	33,214
TEGNA, Inc. (Media)	342	7,490
Teradata Corp.* (IT Services)	190	5,392
Tesoro Corp. (Oil, Gas & Consumable Fuels)	190	14,469
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,539	107,345
Textron, Inc. (Aerospace & Defense)	418	16,302
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,007	12,436
The Allstate Corp. (Insurance)	570	38,948
The Bank of New York Mellon Corp. (Capital Markets)	1,653	65,128
The Boeing Co. (Aerospace & Defense)	912	121,898
The Charles Schwab Corp. (Capital Markets)	1,843	52,378
The Clorox Co. (Household Products)	190	24,903
The Coca-Cola Co. (Beverages)	5,966	260,296
The Dow Chemical Co. (Chemicals)	1,710	91,776
The Dun & Bradstreet Corp. (Professional Services)	57	7,367
The Estee Lauder Cos., Inc. - Class A (Personal Products)	342	31,772
The Gap, Inc. (Specialty Retail)	342	8,820
The Goldman Sachs Group, Inc. (Capital Markets)	589	93,540
The Goodyear Tire & Rubber Co. (Auto Components)	399	11,439
The Hershey Co. (Food Products)	209	23,149
The Home Depot, Inc. (Specialty Retail)	1,900	262,655
The Interpublic Group of Cos., Inc. (Media)	608	14,020
The JM Smucker Co. - Class A (Food Products)	190	29,290
The Kraft Heinz Co. (Food Products)	912	78,788
The Kroger Co. (Food & Staples Retailing)	1,463	50,020
The Macerich Co. (Real Estate Investment Trusts)	190	16,956
The Mosaic Co. (Chemicals)	532	14,364
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	171	12,100
The Priceline Group, Inc.* (Internet & Catalog Retail)	76	102,662
The Procter & Gamble Co. (Household Products)	4,066	348,009
The Progressive Corp. (Insurance)	893	29,031
The Sherwin-Williams Co. (Chemicals)	114	34,169
The Southern Co. (Electric Utilities)	1,444	77,254
The TJX Cos., Inc. (Specialty Retail)	1,007	82,291
The Travelers Cos., Inc. (Insurance)	456	52,996
The Walt Disney Co. (Media)	2,280	218,766
The Western Union Co. (IT Services)	760	15,200
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,045	25,049
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	608	96,575
Tiffany & Co. (Specialty Retail)	171	11,033
Time Warner, Inc. (Media)	1,197	91,750
Torchmark Corp. (Insurance)	171	10,580
Total System Services, Inc. (IT Services)	266	13,545
Tractor Supply Co. (Specialty Retail)	209	19,155
TransDigm Group, Inc.* (Aerospace & Defense)	76	21,244
Transocean, Ltd. (Energy Equipment & Services)	532	5,847
TripAdvisor, Inc.* (Internet & Catalog Retail)	171	11,965
Twenty-First Century Fox, Inc. - Class A (Media)	1,672	44,542
Twenty-First Century Fox, Inc. - Class B (Media)	665	17,975
Tyco International PLC (Commercial Services & Supplies)	646	29,438
Tyson Foods, Inc. - Class A (Food Products)	456	33,562
U.S. Bancorp (Banks)	2,489	104,961
UDR, Inc. (Real Estate Investment Trusts)	418	15,562
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	95	24,815
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	285	11,246
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	285	10,175
Union Pacific Corp. (Road & Rail)	1,292	120,221
United Continental Holdings, Inc.* (Airlines)	513	24,055
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,064	115,018
United Rentals, Inc.* (Trading Companies & Distributors)	133	10,596
United Technologies Corp. (Aerospace & Defense)	1,197	128,857
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,463	209,503
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	133	17,227
Unum Group (Insurance)	361	12,061
Urban Outfitters, Inc.* (Specialty Retail)	133	3,977
V.F. Corp. (Textiles, Apparel & Luxury Goods)	513	32,026
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	722	37,746
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	152	14,400
Ventas, Inc. (Real Estate Investment Trusts)	513	39,070
VeriSign, Inc.* (Internet Software & Services)	152	13,165
Verisk Analytics, Inc.* - Class A (Professional Services)	228	19,444
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,232	345,315
Vertex Pharmaceuticals, Inc.* (Biotechnology)	380	36,860
Viacom, Inc. - Class B (Media)	532	24,190
Visa, Inc. - Class A (IT Services)	2,907	226,891
Vornado Realty Trust (Real Estate Investment Trusts)	266	28,568

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Vulcan Materials Co. (Construction Materials)	209	$25,912
W.W. Grainger, Inc. (Trading Companies & Distributors)	95	20,791
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,330	105,403
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,337	170,531
Waste Management, Inc. (Commercial Services & Supplies)	627	41,457
Waters Corp.* (Life Sciences Tools & Services)	133	21,138
WEC Energy Group, Inc. (Multi-Utilities)	475	30,832
Wells Fargo & Co. (Banks)	7,068	339,052
Welltower, Inc. (Real Estate Investment Trusts)	551	43,711
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	437	20,762
WestRock Co. (Containers & Packaging)	380	16,306
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,140	37,301
Whirlpool Corp. (Household Durables)	114	21,929
Whole Foods Market, Inc. (Food & Staples Retailing)	494	15,057
Willis Towers Watson PLC (Insurance)	209	25,837
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	171	12,144
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	133	13,027
Xcel Energy, Inc. (Electric Utilities)	779	34,260
Xerox Corp. (IT Services)	1,463	15,069
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	380	19,410
XL Group, Ltd. (Insurance)	437	15,125
Xylem, Inc. (Machinery)	266	12,717
Yahoo!, Inc.* (Internet Software & Services)	1,330	50,793
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	627	56,066
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	266	34,883
Zions Bancorp (Banks)	304	8,476
Zoetis, Inc. (Pharmaceuticals)	703	35,480
TOTAL COMMON STOCKS (Cost $9,998,805)		28,816,258

Repurchase Agreements(a)(b)(53.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%-0.32%, dated 7/29/16, due 8/1/16, total to be received $34,003,771	$34,003,000	$34,003,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,003,000)		34,003,000
TOTAL INVESTMENT SECURITIES (Cost $44,001,805) - 99.6%		62,819,258
Net other assets (liabilities) - 0.4%		226,168
NET ASSETS - 100.0%		$63,045,426

†                 Number of shares is less than 0.50

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $2,711,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	85	9/19/16	$9,210,813	$263,867

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	8/29/16	0.60%	$21,069,953	$69,432
S&P 500	UBS AG	8/29/16	0.55%	3,859,725	12,730
				$24,929,678	$82,162

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Bull ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$746,886	1.2%
Air Freight & Logistics	206,501	0.3%
Airlines	150,038	0.2%
Auto Components	96,505	0.2%
Automobiles	158,328	0.3%
Banks	1,509,210	2.4%
Beverages	649,835	1.0%
Biotechnology	885,154	1.4%
Building Products	44,143	0.1%
Capital Markets	525,896	0.8%
Chemicals	592,011	0.9%
Commercial Services & Supplies	121,176	0.2%
Communications Equipment	292,319	0.5%
Construction & Engineering	27,191	NM
Construction Materials	45,164	0.1%
Consumer Finance	210,278	0.3%
Containers & Packaging	89,142	0.1%
Distributors	39,646	0.1%
Diversified Consumer Services	8,136	NM
Diversified Financial Services	614,982	1.0%
Diversified Telecommunication Services	811,062	1.3%
Electric Utilities	624,435	1.0%
Electrical Equipment	158,465	0.3%
Electronic Equipment, Instruments & Components	105,025	0.2%
Energy Equipment & Services	306,113	0.5%
Food & Staples Retailing	646,806	1.0%
Food Products	512,669	0.8%
Health Care Equipment & Supplies	790,724	1.3%
Health Care Providers & Services	780,038	1.2%
Health Care Technology	28,450	NM
Hotels, Restaurants & Leisure	488,314	0.8%
Household Durables	148,622	0.2%
Household Products	564,780	0.9%
Independent Power and Renewable Electricity Producers	19,010	NM
Industrial Conglomerates	630,368	1.0%
Insurance	744,772	1.2%
Internet & Catalog Retail	642,194	1.0%
Internet Software & Services	1,277,146	2.0%
IT Services	1,065,040	1.7%
Leisure Products	31,014	NM
Life Sciences Tools & Services	189,140	0.3%
Machinery	401,560	0.6%
Media	764,901	1.2%
Metals & Mining	108,705	0.2%
Multiline Retail	180,708	0.3%
Multi-Utilities	329,642	0.5%
Oil, Gas & Consumable Fuels	1,699,429	2.7%
Personal Products	31,772	0.1%
Pharmaceuticals	1,691,699	2.7%
Professional Services	89,292	0.1%
Real Estate Investment Trusts	914,906	1.5%
Real Estate Management & Development	12,973	NM
Road & Rail	235,107	0.4%
Semiconductors & Semiconductor Equipment	868,416	1.4%
Software	1,238,352	2.0%
Specialty Retail	764,274	1.2%
Technology Hardware, Storage & Peripherals	1,094,668	1.7%
Textiles, Apparel & Luxury Goods	236,012	0.4%
Tobacco	505,079	0.8%
Trading Companies & Distributors	50,069	0.1%
Water Utilities	21,966	NM
Other **	34,229,168	54.3%
Total	$63,045,426	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (34.3%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	522	$4,766
2U, Inc.* (Internet Software & Services)	435	15,216
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,218	16,309
8x8, Inc.* (Software)	1,044	14,355
A. Schulman, Inc. (Chemicals)	348	10,200
A10 Networks, Inc.* (Software)	783	6,123
AAON, Inc. (Building Products)	435	11,519
AAR Corp. (Aerospace & Defense)	435	10,510
Aaron’s, Inc. (Specialty Retail)	783	18,753
Abercrombie & Fitch Co. - Class A (Specialty Retail)	783	16,216
ABM Industries, Inc. (Commercial Services & Supplies)	609	22,661
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,045	3,532
Acacia Research Corp. (Professional Services)	957	5,177
Acadia Realty Trust (Real Estate Investment Trusts)	783	29,488
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	348	6,838
Acceleron Pharma, Inc.* (Biotechnology)	348	11,804
ACCO Brands Corp.* (Commercial Services & Supplies)	1,218	13,690
Accuray, Inc.* (Health Care Equipment & Supplies)	1,218	6,675
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,131	4,106
Aceto Corp. (Health Care Providers & Services)	348	8,947
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,392	11,526
ACI Worldwide, Inc.* (Software)	1,218	24,129
Acorda Therapeutics, Inc.* (Biotechnology)	522	13,196
Actua Corp.* (Internet Software & Services)	609	6,078
Actuant Corp. - Class A (Machinery)	696	16,530
Acxiom Corp.* (IT Services)	870	19,967
ADTRAN, Inc. (Communications Equipment)	609	11,084
Aduro Biotech, Inc.* (Biotechnology)	522	7,663
Advanced Drainage Systems, Inc. (Building Products)	435	11,619
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	435	17,713
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,873	47,149
Advaxis, Inc.* (Biotechnology)	609	5,079
Adverum Biotechnologies, Inc.* (Biotechnology)	870	3,149
Aegion Corp.* (Construction & Engineering)	435	8,926
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	348	6,038
Aerohive Networks, Inc.* (Communications Equipment)	522	3,816
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	696	13,127
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	435	6,516
Agenus, Inc.* (Biotechnology)	1,218	6,760
Agree Realty Corp. (Real Estate Investment Trusts)	261	13,238
AgroFresh Solutions, Inc.* (Chemicals)	609	3,928
Aimmune Therapeutics, Inc.* (Biotechnology)	435	5,216
Air Methods Corp.* (Health Care Providers & Services)	435	14,481
Air Transport Services Group, Inc.* (Air Freight & Logistics)	696	10,078
Aircastle, Ltd. (Trading Companies & Distributors)	609	13,532
AK Steel Holding Corp.* (Metals & Mining)	2,784	18,263
Akebia Therapeutics, Inc.* (Biotechnology)	609	5,451
Albany International Corp. - Class A (Machinery)	348	14,731
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	435	6,281
Alder Biopharmaceuticals, Inc.* (Biotechnology)	522	16,756
Alexander & Baldwin, Inc. (Real Estate Management & Development)	522	20,567
Allegheny Technologies, Inc. (Metals & Mining)	1,218	21,693
ALLETE, Inc. (Electric Utilities)	522	33,330
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	609	4,306
Altisource Residential Corp. (Real Estate Investment Trusts)	783	7,517
Altra Industrial Motion Corp. (Machinery)	348	9,883
AMAG Pharmaceuticals, Inc.* (Biotechnology)	435	11,541
Ambac Financial Group, Inc.* (Insurance)	609	11,072
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	348	20,177
Amedisys, Inc.* (Health Care Providers & Services)	348	18,635
American Assets Trust, Inc. (Real Estate Investment Trusts)	435	19,958
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	870	15,147
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	609	9,963
American Eagle Outfitters, Inc. (Specialty Retail)	1,827	32,741
American Equity Investment Life Holding Co. (Insurance)	957	15,245
American Software, Inc. - Class A (Software)	435	4,798
American States Water Co. (Water Utilities)	435	18,792
American Vanguard Corp. (Chemicals)	435	6,473
Ameris Bancorp (Banks)	435	14,425
Amicus Therapeutics, Inc.* (Biotechnology)	1,653	11,108
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,305	8,208
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	522	22,081
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	522	8,446

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,044	$1,034
Amplify Snack Brands, Inc.* (Food Products)	435	6,203
Anavex Life Sciences Corp.* (Biotechnology)	783	3,007
Angie’s List, Inc.* (Internet Software & Services)	696	5,631
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	435	7,217
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	348	21,325
Anthera Pharmaceuticals, Inc.* (Biotechnology)	1,044	3,216
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	1,392	6,849
Apogee Enterprises, Inc. (Building Products)	348	16,269
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	696	11,310
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,044	9,386
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	435	5,903
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	435	20,423
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	1,044	6,870
Aratana Therapeutics, Inc.* (Pharmaceuticals)	696	5,283
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	957	3,771
ArcBest Corp. (Road & Rail)	348	6,511
Archrock, Inc. (Energy Equipment & Services)	957	8,527
Ardelyx, Inc.* (Biotechnology)	522	5,575
Arena Pharmaceuticals, Inc.* (Biotechnology)	3,567	5,957
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	435	5,525
Argo Group International Holdings, Ltd. (Insurance)	348	18,058
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,001	19,030
Arlington Asset Investment Corp. - Class A (Capital Markets)	348	4,848
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	435	6,512
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	435	9,257
Armstrong Flooring, Inc.* (Building Products)	348	6,936
Array BioPharma, Inc.* (Biotechnology)	2,088	7,809
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	957	5,704
Ascena Retail Group, Inc.* (Specialty Retail)	2,001	16,268
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	435	6,542
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	1,131	6,741
Aspen Technology, Inc.* (Software)	870	36,443
Asterias Biotherapeutics, Inc.* (Biotechnology)	957	2,861
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,044	15,315
Atara Biotherapeutics, Inc.* (Biotechnology)	348	8,352
Athersys, Inc.* (Biotechnology)	1,827	4,056
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	2,088	5,262
Atlantica Yield PLC (Independent Power and Renewable Electricity Producers)	696	14,024
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	261	11,283
AtriCure, Inc.* (Health Care Equipment & Supplies)	435	6,608
Atwood Oceanics, Inc. (Energy Equipment & Services)	783	8,362
AVG Technologies N.V.* (Software)	522	12,909
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	696	4,531
Avista Corp. (Multi-Utilities)	696	30,276
Avon Products, Inc. (Personal Products)	4,872	19,829
AVX Corp. (Electronic Equipment, Instruments & Components)	609	8,319
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	435	4,655
Axiall Corp. (Chemicals)	783	25,565
AxoGen, Inc.* (Health Care Equipment & Supplies)	522	3,508
Axovant Sciences, Ltd.* (Biotechnology)	435	6,438
AZZ, Inc. (Electrical Equipment)	261	16,203
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	696	11,707
B&G Foods, Inc. - Class A (Food Products)	696	35,907
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	522	8,018
Balchem Corp. (Chemicals)	348	22,227
Banc of California, Inc. (Banks)	609	13,508
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	348	9,507
BancorpSouth, Inc. (Banks)	957	22,796
Bank Mutual Corp. (Thrifts & Mortgage Finance)	696	5,317
Bank of the Ozarks, Inc. (Banks)	870	31,311
Bankrate, Inc.* (Internet Software & Services)	696	5,547
Banner Corp. (Banks)	348	14,526
Barnes & Noble Education, Inc.* (Specialty Retail)	609	7,040
Barnes & Noble, Inc. (Specialty Retail)	783	10,242
Barnes Group, Inc. (Machinery)	522	19,799
Barracuda Networks, Inc.* (Software)	348	7,684
Bazaarvoice, Inc.* (Internet Software & Services)	1,392	5,777
BBCN Bancorp, Inc. (Banks)	870	13,372
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	609	28,634
Beazer Homes USA, Inc.* (Household Durables)	609	5,840

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares		Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	435		$31,846
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,044		11,996
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	609		14,275
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	870		11,797
Berkshire Hills Bancorp, Inc. (Banks)	348		9,177
BGC Partners, Inc. - Class A (Capital Markets)	2,349		20,836
Big Lots, Inc. (Multiline Retail)	522		27,759
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	783		4,675
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,479		5,354
Bio-Path Holdings, Inc.* (Pharmaceuticals)	1,740		2,958
BioScrip, Inc.* (Health Care Providers & Services)	1,392		3,564
Biostage, Inc.* (Biotechnology)	—	†	—	§
BioTelemetry, Inc.* (Health Care Providers & Services)	435		8,274
BioTime, Inc.* (Biotechnology)	1,479		4,614
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	261		10,137
Black Hills Corp. (Multi-Utilities)	522		32,912
Blackbaud, Inc. (Software)	522		34,895
Blackhawk Network Holdings, Inc.* (IT Services)	609		21,187
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,218		21,900
Blucora, Inc.* (Internet Software & Services)	609		6,218
Blue Hills Bancorp, Inc. (Banks)	348		4,959
Bluebird Bio, Inc.* (Biotechnology)	435		24,872
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	696		14,164
BNC Bancorp (Banks)	435		10,553
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	609		5,578
Boise Cascade Co.* (Paper & Forest Products)	522		14,183
Boston Private Financial Holdings, Inc. (Banks)	957		11,599
Bottomline Technologies, Inc.* (Software)	522		11,019
Box, Inc.* - Class A (Internet Software & Services)	696		8,108
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	957		18,767
Brady Corp. - Class A (Commercial Services & Supplies)	522		16,777
Briggs & Stratton Corp. (Machinery)	522		11,865
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	435		29,174
Brightcove, Inc.* (Internet Software & Services)	522		5,465
Bristow Group, Inc. (Energy Equipment & Services)	522		5,643
BroadSoft, Inc.* (Software)	348		15,601
Brookline Bancorp, Inc. (Banks)	870		9,909
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	870		10,901
Builders FirstSource, Inc.* (Building Products)	1,044		13,457
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	261		13,734
CACI International, Inc.* - Class A (IT Services)	261		24,881
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	696		7,489
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	783		5,403
Caesarstone, Ltd.* (Building Products)	261		9,785
CalAmp Corp.* (Communications Equipment)	522		7,412
Caleres, Inc. (Specialty Retail)	522		13,739
Calgon Carbon Corp. (Chemicals)	609		8,404
California Resources Corp.* (Oil, Gas & Consumable Fuels)	435		4,463
California Water Service Group (Water Utilities)	522		17,607
Calix, Inc.* (Communications Equipment)	696		5,373
Callaway Golf Co. (Leisure Products)	1,131		12,102
Callidus Software, Inc.* (Software)	696		14,289
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,392		15,855
Cal-Maine Foods, Inc. (Food Products)	348		14,581
Cambrex Corp.* (Life Sciences Tools & Services)	348		18,239
Cantel Medical Corp. (Health Care Equipment & Supplies)	348		23,299
Capital Senior Living Corp.* (Health Care Providers & Services)	435		8,474
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,392		19,725
Capstead Mortgage Corp. (Real Estate Investment Trusts)	1,131		11,253
Cardinal Financial Corp. (Banks)	435		11,206
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	435		8,530
Cardtronics PLC* - Class A (IT Services)	522		22,963
Career Education Corp.* (Diversified Consumer Services)	1,044		7,214
CareTrust REIT, Inc. (Real Estate Investment Trusts)	696		10,057
Carmike Cinemas, Inc.* (Media)	348		10,725
Carpenter Technology Corp. (Metals & Mining)	522		20,489
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	609		19,975
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	522		6,321
Cascade Bancorp* (Banks)	696		3,925
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	609		5,700
Cash America International, Inc. (Consumer Finance)	261		11,184
Castlight Health, Inc.* - Class B (Health Care Technology)	870		3,245
Catalent, Inc.* (Pharmaceuticals)	1,044		26,663

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	522	$6,321
Cathay General Bancorp (Banks)	783	23,474
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	609	28,422
CBIZ, Inc.* (Professional Services)	696	7,524
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	1,914	23,523
CEB, Inc. (Professional Services)	348	20,895
CECO Environmental Corp. (Commercial Services & Supplies)	522	4,829
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,131	9,093
Celadon Group, Inc. (Road & Rail)	435	3,593
Celldex Therapeutics, Inc.* (Biotechnology)	1,392	6,431
Cempra, Inc.* (Pharmaceuticals)	522	9,380
CenterState Banks, Inc. (Banks)	609	10,146
Central European Media Enterprises, Ltd.* - Class A (Media)	1,653	3,818
Central Garden & Pet Co.* - Class A (Household Products)	435	9,914
Central Pacific Financial Corp. (Banks)	348	8,536
Century Aluminum Co.* (Metals & Mining)	783	5,943
Cepheid, Inc.* (Biotechnology)	783	27,662
Cerus Corp.* (Health Care Equipment & Supplies)	1,305	9,644
ChannelAdvisor Corp.* (Internet Software & Services)	348	5,484
Chart Industries, Inc.* (Machinery)	348	10,447
Chatham Lodging Trust (Real Estate Investment Trusts)	435	10,431
Chegg, Inc.* (Diversified Consumer Services)	1,218	6,565
Chemical Financial Corp. (Banks)	435	18,000
Chemtura Corp.* (Chemicals)	696	19,551
Chesapeake Lodging Trust (Real Estate Investment Trusts)	696	17,588
Chico’s FAS, Inc. (Specialty Retail)	1,479	17,763
Chimerix, Inc.* (Biotechnology)	957	3,818
ChromaDex Corp.* (Life Sciences Tools & Services)	957	3,828
Ciena Corp.* (Communications Equipment)	1,479	28,382
Cimpress N.V.* (Internet Software & Services)	261	24,743
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,523	12,615
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	696	33,819
Citizens, Inc.* (Insurance)	696	5,812
CLARCOR, Inc. (Machinery)	522	32,500
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,479	4,422
Cliffs Natural Resources, Inc.* (Metals & Mining)	2,175	17,204
Clovis Oncology, Inc.* (Biotechnology)	435	6,212
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	783	11,354
CNO Financial Group, Inc. (Insurance)	1,914	33,246
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,133	7,648
CoBiz Financial, Inc. (Banks)	522	6,447
Codexis, Inc.* (Chemicals)	783	3,406
Coeur Mining, Inc.* (Metals & Mining)	1,740	26,657
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	435	18,587
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	261	27,679
Coherus Biosciences, Inc.* (Biotechnology)	435	11,045
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	435	4,594
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	1,218	21,656
Colony Starwood Homes (Real Estate Investment Trusts)	696	22,801
Columbia Banking System, Inc. (Banks)	609	18,465
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	261	14,942
Comfort Systems USA, Inc. (Construction & Engineering)	435	13,215
Commercial Metals Co. (Metals & Mining)	1,218	20,146
Community Bank System, Inc. (Banks)	435	19,197
Community Health Systems, Inc.* (Health Care Providers & Services)	1,218	15,554
CommVault Systems, Inc.* (Software)	435	22,507
comScore, Inc.* (Internet Software & Services)	522	13,546
ConforMIS, Inc.* (Health Care Equipment & Supplies)	696	4,851
CONMED Corp. (Health Care Equipment & Supplies)	348	14,143
ConnectOne Bancorp, Inc. (Banks)	435	7,356
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	609	17,022
Continental Building Products, Inc.* (Building Products)	435	10,201
Convergys Corp. (IT Services)	957	25,504
Cooper Tire & Rubber Co. (Auto Components)	609	20,091
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,131	6,560
Core-Mark Holding Co., Inc. (Distributors)	522	25,557
CoreSite Realty Corp. (Real Estate Investment Trusts)	348	28,720
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	2,001	2,861
Cornerstone OnDemand, Inc.* (Internet Software & Services)	522	22,545
Costamare, Inc. (Marine)	435	4,259
Cousins Properties, Inc. (Real Estate Investment Trusts)	2,262	24,068
Cowen Group, Inc.* - Class A (Capital Markets)	1,653	5,157
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	435	13,729
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	870	9,857
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	435	6,360
CryoLife, Inc. (Health Care Equipment & Supplies)	522	7,606

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (IT Services)	348	$14,010
CTS Corp. (Electronic Equipment, Instruments & Components)	435	8,313
Cubic Corp. (Aerospace & Defense)	261	10,659
Curis, Inc.* (Biotechnology)	2,436	4,092
Curtiss-Wright Corp. (Aerospace & Defense)	435	38,711
Customers Bancorp, Inc.* (Banks)	348	8,958
CVB Financial Corp. (Banks)	1,131	18,605
Cvent, Inc.* (Internet Software & Services)	348	11,352
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	261	14,345
CYS Investments, Inc. (Real Estate Investment Trusts)	1,740	15,573
Cytokinetics, Inc.* (Biotechnology)	609	6,772
CytRx Corp.* (Biotechnology)	1,566	1,018
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	696	4,503
Dana Holding Corp. (Auto Components)	1,653	22,547
Darling Ingredients, Inc.* (Food Products)	1,740	27,457
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	435	19,358
Dean Foods Co. (Food Products)	1,044	19,272
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	348	22,971
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	348	5,192
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	435	4,572
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	783	9,803
Deluxe Corp. (Commercial Services & Supplies)	522	35,282
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	3,915	11,354
Denny’s Corp.* (Hotels, Restaurants & Leisure)	957	10,680
Depomed, Inc.* (Pharmaceuticals)	696	13,203
Destination XL Group, Inc.* (Specialty Retail)	783	4,040
DeVry Education Group, Inc. (Diversified Consumer Services)	696	15,500
DHI Group, Inc.* (Internet Software & Services)	783	5,708
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,305	6,081
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	435	13,128
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	2,175	21,359
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	696	19,655
Digi International, Inc.* (Communications Equipment)	435	4,833
DigitalGlobe, Inc.* (Aerospace & Defense)	696	18,764
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	435	7,526
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	522	9,662
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	522	18,755
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	522	3,221
Dorman Products, Inc.* (Auto Components)	261	16,626
Douglas Dynamics, Inc. (Machinery)	261	6,995
DreamWorks Animation SKG, Inc.* - Class A (Media)	783	32,079
Drew Industries, Inc. (Auto Components)	261	23,910
DSW, Inc. - Class A (Specialty Retail)	783	18,996
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	783	37,450
Durect Corp.* (Pharmaceuticals)	2,958	5,739
Dycom Industries, Inc.* (Construction & Engineering)	348	32,730
Dynavax Technologies Corp.* (Biotechnology)	522	8,054
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,305	19,745
Dynex Capital, Inc. (Real Estate Investment Trusts)	783	5,497
Eagle Bancorp, Inc.* (Banks)	348	17,939
EarthLink Holdings Corp. (Internet Software & Services)	1,392	9,438
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	348	7,131
EastGroup Properties, Inc. (Real Estate Investment Trusts)	348	25,620
Ebix, Inc. (Software)	261	13,917
Echo Global Logistics, Inc.* (Air Freight & Logistics)	348	8,616
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	957	3,015
Education Realty Trust, Inc. (Real Estate Investment Trusts)	696	33,504
Egalet Corp.* (Pharmaceuticals)	609	4,501
El Paso Electric Co. (Electric Utilities)	435	20,741
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	435	6,286
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	609	4,123
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	522	23,120
Elizabeth Arden, Inc.* (Personal Products)	348	4,837
Ellie Mae, Inc.* (Software)	348	32,054
EMCOR Group, Inc. (Construction & Engineering)	609	33,922
EMCORE Corp.* (Communications Equipment)	609	3,946
Emergent BioSolutions, Inc.* (Biotechnology)	348	11,620
Employers Holdings, Inc. (Insurance)	348	9,925
Encore Capital Group, Inc.* (Consumer Finance)	348	8,495
Endocyte, Inc.* (Pharmaceuticals)	957	3,043
Endologix, Inc.* (Health Care Equipment & Supplies)	957	13,503
Endurance International Group Holdings, Inc.* (Internet Software & Services)	783	7,031
Energy Recovery, Inc.* (Machinery)	609	6,516

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
EnerNOC, Inc.* (Software)	609	$4,555
EnerSys (Electrical Equipment)	435	27,121
Ennis, Inc. (Commercial Services & Supplies)	348	6,027
Enova International, Inc.* (Consumer Finance)	522	4,745
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,566	26,763
Entercom Communications Corp. - Class A (Media)	435	6,355
Entravision Communications Corp. - Class A (Media)	957	6,948
Envestnet, Inc.* (Internet Software & Services)	435	16,604
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	783	5,458
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	696	2,902
EPAM Systems, Inc.* (IT Services)	522	36,665
Epiq Systems, Inc. (Software)	348	5,686
Epizyme, Inc.* (Biotechnology)	609	6,309
Eros International PLC* (Media)	435	7,573
ESCO Technologies, Inc. (Machinery)	261	11,053
Essendant, Inc. (Commercial Services & Supplies)	435	8,717
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	870	20,845
Esterline Technologies Corp.* (Aerospace & Defense)	348	21,169
Ethan Allen Interiors, Inc. (Household Durables)	348	12,086
Etsy, Inc.* (Internet & Catalog Retail)	1,218	12,253
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,131	20,313
Evercore Partners, Inc. - Class A (Capital Markets)	435	22,041
EVERTEC, Inc. (IT Services)	783	13,468
Everyday Health, Inc.* (Internet Software & Services)	522	4,260
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	609	3,319
Exact Sciences Corp.* (Biotechnology)	1,131	19,657
Exar Corp.* (Semiconductors & Semiconductor Equipment)	696	5,832
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,958	4,082
Exelixis, Inc.* (Biotechnology)	2,523	23,161
ExlService Holdings, Inc.* (IT Services)	348	17,229
Exponent, Inc. (Professional Services)	261	13,261
Express, Inc.* (Specialty Retail)	870	13,015
Exterran Corp.* (Energy Equipment & Services)	522	6,640
Extreme Networks, Inc.* (Communications Equipment)	1,566	6,092
EZCORP, Inc.* - Class A (Consumer Finance)	783	7,094
F.N.B. Corp. (Banks)	2,262	27,031
Fabrinet* (Electronic Equipment, Instruments & Components)	435	16,426
Fair Isaac Corp. (Software)	348	44,070
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,218	24,043
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	957	6,555
Farmers National Banc Corp. (Banks)	435	4,154
FCB Financial Holdings, Inc.* - Class A (Banks)	348	12,170
Federal Signal Corp. (Machinery)	783	10,296
Federal-Mogul Holdings Corp.* (Auto Components)	522	4,614
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	1,653	10,497
Ferro Corp.* (Chemicals)	957	12,403
Ferroglobe PLC (Metals & Mining)	870	8,108
FibroGen, Inc.* (Biotechnology)	609	11,650
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	348	7,774
Financial Engines, Inc. (Capital Markets)	609	16,072
Finisar Corp.* (Communications Equipment)	1,218	22,850
First BanCorp.* (Banks)	1,653	7,587
First Busey Corp. (Banks)	435	9,801
First Cash Financial Services, Inc. (Consumer Finance)	348	17,856
First Commonwealth Financial Corp. (Banks)	1,131	10,914
First Financial Bancorp (Banks)	696	14,832
First Financial Bankshares, Inc. (Banks)	696	23,782
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,218	35,893
First Merchants Corp. (Banks)	522	13,676
First Midwest Bancorp, Inc. (Banks)	870	16,243
First Potomac Realty Trust (Real Estate Investment Trusts)	783	7,916
FirstMerit Corp. (Banks)	1,740	36,939
Five Below, Inc.* (Specialty Retail)	609	31,065
Five Prime Therapeutics, Inc.* (Biotechnology)	348	17,640
Five9, Inc.* (Internet Software & Services)	522	6,582
Fleetmatics Group PLC* (Software)	435	18,688
Flotek Industries, Inc.* (Chemicals)	696	9,883
Fluidigm Corp.* (Life Sciences Tools & Services)	522	5,507
Flushing Financial Corp. (Banks)	348	7,764
FNFV Group* (Diversified Financial Services)	870	10,379
Forestar Group, Inc.* (Real Estate Management & Development)	522	6,410
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	783	7,321
Fortress Biotech, Inc.* (Biotechnology)	1,131	3,427
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	696	11,366
Forward Air Corp. (Air Freight & Logistics)	348	16,106
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	522	16,495
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	696	15,110
Fox Factory Holding Corp.* (Auto Components)	348	6,678

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Francesca’s Holdings Corp.* (Specialty Retail)	609	$7,740
Franklin Electric Co., Inc. (Machinery)	522	20,212
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,131	14,499
Fred’s, Inc. - Class A (Multiline Retail)	522	8,295
Fresh Del Monte Produce, Inc. (Food Products)	348	19,784
Freshpet, Inc.* (Food Products)	435	3,802
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	870	6,908
FTI Consulting, Inc.* (Professional Services)	435	18,635
FuelCell Energy, Inc.* (Electrical Equipment)	609	3,283
Fulton Financial Corp. (Banks)	1,827	24,939
FutureFuel Corp. (Chemicals)	435	4,985
GAIN Capital Holdings, Inc. (Capital Markets)	696	4,677
Galena Biopharma, Inc.* (Biotechnology)	2,697	1,199
Gannett Co., Inc. (Media)	1,305	16,652
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	609	8,142
GATX Corp. (Trading Companies & Distributors)	435	19,458
GCP Applied Technologies, Inc.* (Chemicals)	783	21,556
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	696	3,703
Generac Holdings, Inc.* (Electrical Equipment)	696	26,302
General Cable Corp. (Electrical Equipment)	609	8,971
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	435	6,695
Genesis Healthcare, Inc.* (Health Care Providers & Services)	1,566	3,226
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	609	6,486
Gentherm, Inc.* (Auto Components)	435	14,599
Genworth Financial, Inc.* - Class A (Insurance)	5,655	16,173
Geron Corp.* (Biotechnology)	2,262	6,062
Getty Realty Corp. (Real Estate Investment Trusts)	348	7,907
Gibraltar Industries, Inc.* (Building Products)	348	12,277
Gigamon, Inc.* (Software)	348	16,259
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	1,392	2,631
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	435	17,413
Glacier Bancorp, Inc. (Banks)	870	23,995
Gladstone Commercial Corp. (Real Estate Investment Trusts)	348	6,334
Global Eagle Entertainment, Inc.* (Media)	783	6,421
Global Net Lease, Inc. (Real Estate Investment Trusts)	1,914	16,709
Globalstar, Inc.* (Diversified Telecommunication Services)	5,394	6,419
Globant SA* (Software)	348	14,682
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	783	17,970
Glu Mobile, Inc.* (Software)	1,914	4,479
GNC Holdings, Inc. - Class A (Specialty Retail)	783	15,981
Gogo, Inc.* (Internet Software & Services)	783	6,585
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,044	17,706
Gold Resource Corp. (Metals & Mining)	1,131	6,356
GoPro, Inc.* - Class A (Household Durables)	1,218	15,396
Government Properties Income Trust (Real Estate Investment Trusts)	783	18,682
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	4,437	44,325
Grand Canyon Education, Inc.* (Diversified Consumer Services)	522	21,955
Granite Construction, Inc. (Construction & Engineering)	435	21,655
Gray Television, Inc.* (Media)	783	7,752
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,044	4,635
Great Western Bancorp, Inc. (Banks)	609	20,201
Green Brick Partners, Inc.* (Household Durables)	522	3,685
Green Dot Corp.* - Class A (Consumer Finance)	522	12,632
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	435	9,866
Greenhill & Co., Inc. (Capital Markets)	348	6,901
Greenlight Capital Re, Ltd.* - Class A (Insurance)	435	8,974
Greif, Inc. - Class A (Containers & Packaging)	348	13,965
Griffon Corp. (Building Products)	435	7,456
GrubHub, Inc.* (Internet Software & Services)	870	32,990
GTT Communications, Inc.* (Internet Software & Services)	348	7,144
GUESS?, Inc. (Specialty Retail)	696	10,245
Guidance Software, Inc.* (Software)	522	3,069
H&E Equipment Services, Inc. (Trading Companies & Distributors)	435	8,100
H.B. Fuller Co. (Chemicals)	522	24,304
Haemonetics Corp.* (Health Care Equipment & Supplies)	609	18,465
Halozyme Therapeutics, Inc.* (Biotechnology)	1,305	12,972
Halyard Health, Inc.* (Health Care Equipment & Supplies)	522	18,056
Hampton Roads Bankshares, Inc.* (Banks)	1,479	3,032
Hancock Holding Co. (Banks)	870	25,221
Hanmi Financial Corp. (Banks)	435	10,666
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	435	9,783
Harmonic, Inc.* (Communications Equipment)	1,479	4,866
Harsco Corp. (Machinery)	1,131	11,072
Hawaiian Holdings, Inc.* (Airlines)	609	27,728
HC2 Holdings, Inc.* (Construction & Engineering)	783	3,602

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Headwaters, Inc.* (Construction Materials)	870	$17,305
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,131	40,896
Healthcare Services Group, Inc. (Commercial Services & Supplies)	783	30,388
HealthEquity, Inc.* (Health Care Providers & Services)	522	15,409
HealthSouth Corp. (Health Care Providers & Services)	957	41,199
HealthStream, Inc.* (Health Care Technology)	348	8,432
Healthways, Inc.* (Health Care Providers & Services)	522	8,790
Heartland Express, Inc. (Road & Rail)	609	11,279
Hecla Mining Co. (Metals & Mining)	4,176	27,101
Helen of Troy, Ltd.* (Household Durables)	261	25,997
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,305	10,362
Heritage Commerce Corp. (Banks)	435	4,559
Heritage Financial Corp. (Banks)	435	7,595
Heritage Insurance Holdings, Inc. (Insurance)	435	5,390
Heritage Oaks Bancorp (Banks)	522	4,249
Herman Miller, Inc. (Commercial Services & Supplies)	696	22,808
Heron Therapeutics, Inc.* (Biotechnology)	435	7,230
Hersha Hospitality Trust (Real Estate Investment Trusts)	522	9,866
HFF, Inc. - Class A (Real Estate Management & Development)	435	12,271
Hibbett Sports, Inc.* (Specialty Retail)	261	9,114
Higher One Holdings, Inc.* (IT Services)	870	4,463
Hill International, Inc.* (Professional Services)	783	3,265
Hillenbrand, Inc. (Machinery)	609	19,701
Hilltop Holdings, Inc.* (Banks)	870	18,949
HMS Holdings Corp.* (Health Care Technology)	957	19,025
HNI Corp. (Commercial Services & Supplies)	522	27,212
Home BancShares, Inc. (Banks)	1,305	27,235
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	348	7,760
Horace Mann Educators Corp. (Insurance)	435	14,868
Horizon Pharma PLC* (Pharmaceuticals)	1,740	33,564
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	522	4,166
Hortonworks, Inc.* (Internet Software & Services)	609	7,131
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,392	23,594
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	2,436	4,482
HRG Group, Inc.* (Household Products)	1,305	19,431
HSN, Inc. (Internet & Catalog Retail)	348	17,804
Hub Group, Inc.* - Class A (Air Freight & Logistics)	348	14,247
Hubspot, Inc.* (Software)	348	18,997
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	870	29,415
IBERIABANK Corp. (Banks)	435	27,174
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	696	5,011
IDACORP, Inc. (Electric Utilities)	522	42,205
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,262	3,891
Ignyta, Inc.* (Biotechnology)	696	3,835
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	696	13,990
IMAX Corp.* (Media)	696	21,987
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	609	4,574
ImmunoGen, Inc.* (Biotechnology)	1,479	4,112
Immunomedics, Inc.* (Biotechnology)	1,740	4,611
Impax Laboratories, Inc.* (Pharmaceuticals)	783	24,601
Imperva, Inc.* (Software)	348	16,398
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	435	19,362
inContact, Inc.* (Internet Software & Services)	696	9,674
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	696	3,501
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	696	6,292
Independent Bank Corp. (Banks)	261	13,105
Infinera Corp.* (Communications Equipment)	1,566	13,718
Infinity Pharmaceuticals, Inc.* (Biotechnology)	2,088	3,508
Infoblox, Inc.* (Software)	696	13,029
Information Services Group, Inc.* (IT Services)	870	3,297
InfraREIT, Inc. (Real Estate Investment Trusts)	522	9,219
Ingevity Corp.* (Chemicals)	522	19,977
InnerWorkings, Inc.* (Commercial Services & Supplies)	609	5,183
Innospec, Inc. (Chemicals)	261	13,120
Innoviva, Inc. (Pharmaceuticals)	957	12,317
Inovio Pharmaceuticals, Inc.* (Biotechnology)	870	8,596
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	435	15,303
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	435	11,571
Insmed, Inc.* (Biotechnology)	783	8,965
Insulet Corp.* (Health Care Equipment & Supplies)	609	21,553
Insys Therapeutics, Inc.* (Biotechnology)	435	6,808
Integer Holdings Corp.* (Health Care Equipment & Supplies)	348	7,729
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	348	29,325
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,392	30,610
Inteliquent, Inc. (Diversified Telecommunication Services)	435	8,939
Intelsat S.A.* (Diversified Telecommunication Services)	1,131	2,601
InterDigital, Inc. (Communications Equipment)	348	20,549

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Interface, Inc. (Commercial Services & Supplies)	783	$13,984
International Bancshares Corp. (Banks)	609	16,699
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	348	11,752
Intersect ENT, Inc.* (Pharmaceuticals)	435	6,890
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,479	22,599
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	1,218	21,900
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	435	17,748
Intralinks Holdings, Inc.* (Internet Software & Services)	696	4,844
Invacare Corp. (Health Care Equipment & Supplies)	522	6,013
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,131	7,668
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,218	17,539
Investment Technology Group, Inc. (Capital Markets)	435	7,265
Investors Bancorp, Inc. (Banks)	3,132	35,580
Investors Real Estate Trust (Real Estate Investment Trusts)	1,566	10,367
Invitae Corp.* (Biotechnology)	435	3,815
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	696	4,510
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,044	9,375
iRobot Corp.* (Household Durables)	348	13,196
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,479	20,898
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	348	6,518
iStar Financial, Inc.* (Real Estate Investment Trusts)	957	9,915
Itron, Inc.* (Electronic Equipment, Instruments & Components)	348	14,856
Ixia* (Communications Equipment)	870	10,005
IXYS Corp. (Semiconductors & Semiconductor Equipment)	435	4,759
j2 Global, Inc. (Internet Software & Services)	522	34,891
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	348	30,760
Janus Capital Group, Inc. (Capital Markets)	1,566	23,646
Jive Software, Inc.* (Software)	1,131	4,298
John Bean Technologies Corp. (Machinery)	348	23,288
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	783	2,897
Joy Global, Inc. (Machinery)	1,044	28,846
K12, Inc.* (Diversified Consumer Services)	522	6,462
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	348	5,832
Kaman Corp. - Class A (Trading Companies & Distributors)	348	15,020
KapStone Paper & Packaging Corp. (Paper & Forest Products)	957	13,666
Karyopharm Therapeutics, Inc.* (Biotechnology)	522	3,852
KB Home (Household Durables)	957	15,025
KCG Holdings, Inc.* - Class A (Capital Markets)	696	10,530
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,044	13,593
Kelly Services, Inc. - Class A (Professional Services)	435	8,904
Kemper Corp. (Insurance)	435	14,907
Kennametal, Inc. (Machinery)	870	21,628
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	957	20,145
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,131	8,324
Kforce, Inc. (Professional Services)	348	6,215
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	435	5,490
Kimball International, Inc. - Class B (Commercial Services & Supplies)	522	5,946
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,044	12,799
Kite Pharma, Inc.* (Biotechnology)	435	24,634
Kite Realty Group Trust (Real Estate Investment Trusts)	870	26,457
KLX, Inc.* (Aerospace & Defense)	609	19,671
Knight Transportation, Inc. (Road & Rail)	783	23,356
Knoll, Inc. (Commercial Services & Supplies)	522	13,181
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,044	14,031
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,479	3,446
Korn/Ferry International (Professional Services)	696	16,015
Kraton Performance Polymers, Inc.* (Chemicals)	348	10,409
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	957	4,220
Kronos Worldwide, Inc. (Chemicals)	609	3,441
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,044	12,914
Ladder Capital Corp. (Real Estate Investment Trusts)	522	6,817
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,827	4,458
Lakeland Bancorp, Inc. (Banks)	522	6,217
Landec Corp.* (Food Products)	435	5,003
Lannett Co., Inc.* (Pharmaceuticals)	348	10,865
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,131	31,159
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,566	9,412
La-Z-Boy, Inc. (Household Durables)	522	15,775
LegacyTexas Financial Group, Inc. (Banks)	522	14,887
LendingClub Corp.* (Consumer Finance)	3,654	16,881
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	609	9,939
Lexington Realty Trust (Real Estate Investment Trusts)	2,523	27,425
Liberty Braves Group* - Class C (Media)	435	6,951
Liberty Media Group* - Class A (Media)	348	7,900

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Liberty Media Group* - Class C (Media)	609	$13,654
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	783	18,533
LifeLock, Inc.* (Diversified Consumer Services)	957	16,011
Limelight Networks, Inc.* (Internet Software & Services)	2,175	3,676
Lion Biotechnologies, Inc.* (Biotechnology)	696	6,153
Lionbridge Technologies, Inc.* (IT Services)	1,044	4,708
Liquidity Services, Inc.* (Internet Software & Services)	522	4,218
Lithia Motors, Inc. - Class A (Specialty Retail)	261	22,522
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	261	32,630
LivePerson, Inc.* (Internet Software & Services)	870	5,807
LogMeIn, Inc.* (Internet Software & Services)	261	22,423
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,566	31,632
LSI Industries, Inc. (Electrical Equipment)	435	4,768
LTC Properties, Inc. (Real Estate Investment Trusts)	435	23,286
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	435	6,538
Lumentum Holdings, Inc.* (Communications Equipment)	609	18,422
Luminex Corp.* (Life Sciences Tools & Services)	522	11,186
M.D.C. Holdings, Inc. (Household Durables)	435	11,449
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	261	10,312
M/I Homes, Inc.* (Household Durables)	348	7,847
Macatawa Bank Corp. (Banks)	609	4,720
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	957	26,987
MacroGenics, Inc.* (Biotechnology)	435	13,307
Magellan Health, Inc.* (Health Care Providers & Services)	261	17,871
Maiden Holdings, Ltd. (Insurance)	783	10,939
MainSource Financial Group, Inc. (Banks)	348	7,750
MannKind Corp.* (Biotechnology)	4,959	4,909
ManTech International Corp. - Class A (IT Services)	261	10,312
Marchex, Inc.* - Class B (Internet Software & Services)	957	3,034
MarineMax, Inc.* (Specialty Retail)	348	7,030
Marketo, Inc.* (Internet Software & Services)	435	15,303
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	261	19,914
Marten Transport, Ltd. (Road & Rail)	348	7,534
Masimo Corp.* (Health Care Equipment & Supplies)	435	23,042
Masonite International Corp.* (Building Products)	348	24,300
MasTec, Inc.* (Construction & Engineering)	783	19,144
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	870	18,348
Matrix Service Co.* (Energy Equipment & Services)	435	7,208
Matson, Inc. (Marine)	522	19,507
Matthews International Corp. - Class A (Commercial Services & Supplies)	348	20,918
MAXIMUS, Inc. (IT Services)	696	41,008
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	696	15,180
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	696	3,828
MB Financial, Inc. (Banks)	783	30,059
MBIA, Inc.* (Insurance)	1,566	13,217
McDermott International, Inc.* (Energy Equipment & Services)	2,784	14,421
McGrath RentCorp (Commercial Services & Supplies)	261	8,318
MDC Partners, Inc. - Class A (Media)	609	7,771
Medgenics, Inc.* (Biotechnology)	609	3,514
Media General, Inc.* (Media)	1,218	21,425
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	2,523	39,610
MediciNova, Inc.* (Biotechnology)	609	3,776
Medidata Solutions, Inc.* (Health Care Technology)	609	32,368
MeetMe, Inc.* (Internet Software & Services)	870	5,594
Mentor Graphics Corp. (Software)	1,131	24,158
Mercury Systems, Inc.* (Aerospace & Defense)	435	11,275
Meredith Corp. (Media)	435	23,698
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	609	8,952
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	522	10,106
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	522	12,236
Meritage Homes Corp.* (Household Durables)	435	15,830
Meritor, Inc.* (Machinery)	1,131	9,478
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,566	9,083
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	435	15,238
MGE Energy, Inc. (Electric Utilities)	348	19,540
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	3,741	26,898
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,218	47,503
MiMedx Group, Inc.* (Biotechnology)	1,305	9,774
Minerals Technologies, Inc. (Chemicals)	348	22,710
Mitek System, Inc.* (Software)	609	4,598
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	609	27,819
Mobile Mini, Inc. (Commercial Services & Supplies)	522	16,970
MobileIron, Inc.* (Software)	1,131	3,857
Model N, Inc.* (Software)	348	4,493
Modine Manufacturing Co.* (Auto Components)	696	6,682
Molina Healthcare, Inc.* (Health Care Providers & Services)	435	24,712

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Momenta Pharmaceuticals, Inc.* (Biotechnology)	870	$9,796
MoneyGram International, Inc.* (IT Services)	609	4,239
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	783	10,821
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	1,827	19,567
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	435	31,633
Monotype Imaging Holdings, Inc. (Software)	522	10,330
Monro Muffler Brake, Inc. (Specialty Retail)	348	21,792
Monster Worldwide, Inc.* (Internet Software & Services)	1,653	4,182
Moog, Inc.* - Class A (Aerospace & Defense)	348	19,164
MRC Global, Inc.* (Trading Companies & Distributors)	1,044	13,812
MSA Safety, Inc. (Commercial Services & Supplies)	348	19,446
MSG Networks, Inc.* - Class A (Media)	696	11,171
Mueller Industries, Inc. (Machinery)	609	20,730
Mueller Water Products, Inc. - Class A (Machinery)	1,740	20,636
Myriad Genetics, Inc.* (Biotechnology)	696	21,562
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	348	6,974
Natera, Inc.* (Biotechnology)	435	5,699
National Bank Holdings Corp. (Banks)	348	6,970
National CineMedia, Inc. (Media)	783	12,199
National General Holdings Corp. (Insurance)	609	12,564
National Health Investors, Inc. (Real Estate Investment Trusts)	435	34,177
National Storage Affiliates Trust (Real Estate Investment Trusts)	348	7,437
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	522	6,593
Natus Medical, Inc.* (Health Care Equipment & Supplies)	348	13,687
Nautilus, Inc.* (Leisure Products)	435	8,195
Navigant Consulting, Inc.* (Professional Services)	609	12,003
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	2,088	3,195
Navistar International Corp.* (Machinery)	696	8,923
NBT Bancorp, Inc. (Banks)	522	15,566
NCI Building Systems, Inc.* (Building Products)	435	7,056
Nektar Therapeutics* (Pharmaceuticals)	1,392	24,068
Neogen Corp.* (Health Care Equipment & Supplies)	435	23,990
NeoGenomics, Inc.* (Life Sciences Tools & Services)	783	6,828
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	522	6,551
NETGEAR, Inc.* (Communications Equipment)	348	17,898
NetScout Systems, Inc.* (Communications Equipment)	1,044	29,211
NeuStar, Inc.* - Class A (IT Services)	609	15,341
Nevro Corp.* (Health Care Equipment & Supplies)	261	21,585
New Jersey Resources Corp. (Gas Utilities)	870	32,399
New Media Investment Group, Inc. (Media)	522	9,219
New Residential Investment Corp. (Real Estate Investment Trusts)	2,349	32,111
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	957	11,474
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	1,392	9,104
New York REIT, Inc. (Real Estate Investment Trusts)	1,827	17,430
Newpark Resources, Inc.* (Energy Equipment & Services)	1,218	7,698
NewStar Financial, Inc.* (Diversified Financial Services)	435	4,446
Nexstar Broadcasting Group, Inc. - Class A (Media)	348	17,591
NIC, Inc. (Internet Software & Services)	696	16,231
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,131	3,438
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	870	6,473
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	870	5,464
NN, Inc. (Machinery)	348	5,871
Nobilis Health Corp.* (Health Care Providers & Services)	1,392	3,967
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,044	12,841
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	870	3,445
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	522	7,793
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	783	7,243
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,131	16,863
Northwest Natural Gas Co. (Gas Utilities)	261	16,949
NorthWestern Corp. (Multi-Utilities)	522	31,706
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	435	6,834
Novavax, Inc.* (Biotechnology)	2,958	21,653
Novocure, Ltd.* (Health Care Equipment & Supplies)	696	5,234
NOW, Inc.* (Trading Companies & Distributors)	1,131	20,708
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	522	8,968
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	783	14,047
Nutrisystem, Inc. (Internet & Catalog Retail)	348	10,294
NuVasive, Inc.* (Health Care Equipment & Supplies)	522	32,467
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	696	15,389
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,914	14,546
Oclaro, Inc.* (Communications Equipment)	1,392	7,976

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	2,349	$4,698
Office Depot, Inc.* (Specialty Retail)	6,090	21,071
OFG Bancorp (Banks)	696	7,385
Oil States International, Inc.* (Energy Equipment & Services)	609	18,829
Old National Bancorp (Banks)	1,479	19,464
Old Second Bancorp, Inc. (Banks)	609	4,598
Olin Corp. (Chemicals)	1,740	36,367
OM Asset Management PLC (Capital Markets)	522	7,308
Omeros Corp.* (Pharmaceuticals)	522	6,139
Omnicell, Inc.* (Health Care Technology)	435	16,826
OMNOVA Solutions, Inc.* (Chemicals)	696	6,591
On Assignment, Inc.* (Professional Services)	522	19,288
On Deck Capital, Inc.* (Diversified Financial Services)	870	4,524
ONE Gas, Inc. (Gas Utilities)	522	33,909
Ophthotech Corp.* (Biotechnology)	348	22,356
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	870	5,933
ORBCOMM, Inc.* (Diversified Telecommunication Services)	870	9,213
Organovo Holdings, Inc.* (Biotechnology)	1,479	6,330
Orion Marine Group, Inc.* (Construction & Engineering)	696	3,932
Oritani Financial Corp. (Thrifts & Mortgage Finance)	522	8,467
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	435	19,853
Otonomy, Inc.* (Biotechnology)	348	4,997
Otter Tail Corp. (Electric Utilities)	435	15,160
OvaScience, Inc.* (Biotechnology)	696	3,508
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	522	6,676
Owens & Minor, Inc. (Health Care Providers & Services)	696	24,854
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	435	3,497
P.H. Glatfelter Co. (Paper & Forest Products)	522	10,785
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	957	8,182
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	696	4,754
Pacific Premier Bancorp, Inc.* (Banks)	348	8,404
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	435	15,769
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	261	19,301
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	435	6,525
PAREXEL International Corp.* (Life Sciences Tools & Services)	522	34,896
Park Sterling Corp. (Banks)	783	6,045
Parker Drilling Co.* (Energy Equipment & Services)	2,088	4,322
Parkway Properties, Inc. (Real Estate Investment Trusts)	957	16,623
Party City Holdco, Inc.* (Specialty Retail)	435	6,969
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	696	16,962
Paycom Software, Inc.* (Software)	522	24,644
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	522	28,590
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	435	7,178
PDL BioPharma, Inc. (Biotechnology)	2,349	8,268
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	783	23,216
Pegasystems, Inc. (Software)	435	12,137
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	870	13,067
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	783	19,920
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	783	12,708
Penumbra, Inc.* (Health Care Equipment & Supplies)	261	17,829
Perficient, Inc.* (IT Services)	435	9,666
Performance Food Group Co.* (Food & Staples Retailing)	435	11,936
Performance Sports Group, Ltd.* (Leisure Products)	1,044	3,477
PGT, Inc.* (Building Products)	696	8,352
PharmAthene, Inc.* (Biotechnology)	1,479	3,786
PharMerica Corp.* (Health Care Providers & Services)	348	9,243
PHH Corp.* (Thrifts & Mortgage Finance)	696	10,169
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	870	8,404
Physicians Realty Trust (Real Estate Investment Trusts)	1,479	32,123
Pier 1 Imports, Inc. (Specialty Retail)	1,131	5,791
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	783	8,550
Pinnacle Financial Partners, Inc. (Banks)	435	23,103
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,131	3,563
Planet Payment, Inc.* (IT Services)	870	4,080
Plantronics, Inc. (Communications Equipment)	348	16,788
Plexus Corp.* (Electronic Equipment, Instruments & Components)	348	15,987
Plug Power, Inc.* (Electrical Equipment)	2,958	5,295
Ply Gem Holdings, Inc.* (Building Products)	348	5,345
PNM Resources, Inc. (Electric Utilities)	870	29,893
Polycom, Inc.* (Communications Equipment)	1,479	18,325
PolyOne Corp. (Chemicals)	870	30,511
Portland General Electric Co. (Electric Utilities)	957	41,792
Portola Pharmaceuticals, Inc.* (Biotechnology)	609	15,810
Potbelly Corp.* (Hotels, Restaurants & Leisure)	435	5,668
Potlatch Corp. (Real Estate Investment Trusts)	435	16,639

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	348	$19,860
PRA Group, Inc.* (Consumer Finance)	522	14,543
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	261	12,105
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	348	5,175
Press Ganey Holdings, Inc.* (Health Care Technology)	261	10,419
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	522	27,926
Primerica, Inc. (Insurance)	522	26,888
Primoris Services Corp. (Construction & Engineering)	522	9,422
PrivateBancorp, Inc. (Banks)	870	38,453
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,131	6,616
Progress Software Corp.* (Software)	609	17,698
Proofpoint, Inc.* (Software)	435	33,002
PROS Holdings, Inc.* (Software)	348	6,466
Prosperity Bancshares, Inc. (Banks)	696	35,559
Prothena Corp. PLC* (Biotechnology)	435	23,947
Proto Labs, Inc.* (Machinery)	261	14,365
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	696	14,024
PTC Therapeutics, Inc.* (Biotechnology)	609	3,636
Puma Biotechnology, Inc.* (Biotechnology)	348	17,362
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	783	9,866
Q2 Holdings, Inc.* (Internet Software & Services)	348	10,329
Qlik Technologies, Inc.* (Software)	957	28,901
QLogic Corp.* (Electronic Equipment, Instruments & Components)	957	14,853
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	522	29,885
Quad/Graphics, Inc. (Commercial Services & Supplies)	348	8,825
Quality Systems, Inc. (Health Care Technology)	696	8,547
Qualys, Inc.* (Software)	348	10,924
Quanex Building Products Corp. (Building Products)	435	8,696
Quidel Corp.* (Health Care Equipment & Supplies)	348	7,934
QuinStreet, Inc.* (Internet Software & Services)	1,044	3,790
Quorum Health Corp.* (Health Care Providers & Services)	522	5,685
Quotient Technology, Inc.* (Internet Software & Services)	783	9,913
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,349	30,303
Radiant Logistics, Inc.* (Air Freight & Logistics)	957	3,024
Radio One, Inc.* - Class D (Media)	870	2,784
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	783	3,774
Radius Health, Inc.* (Biotechnology)	348	16,398
RadNet, Inc.* (Health Care Providers & Services)	783	4,706
RAIT Financial Trust (Real Estate Investment Trusts)	1,566	4,964
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,218	16,467
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	870	17,261
Raptor Pharmaceutical Corp.* (Biotechnology)	1,218	7,174
Raven Industries, Inc. (Industrial Conglomerates)	435	9,031
Rayonier Advanced Materials, Inc. (Chemicals)	609	8,386
RBC Bearings, Inc.* (Machinery)	261	19,844
Real Industry, Inc.* (Metals & Mining)	522	4,092
RealNetworks, Inc.* (Internet Software & Services)	696	3,014
RealPage, Inc.* (Software)	609	15,316
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	348	8,007
Redwood Trust, Inc. (Real Estate Investment Trusts)	870	12,415
Regis Corp.* (Diversified Consumer Services)	522	7,016
Regulus Therapeutics, Inc.* (Biotechnology)	783	2,795
Relypsa, Inc.* (Pharmaceuticals)	522	16,673
Renasant Corp. (Banks)	435	14,016
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	696	6,786
Rent-A-Center, Inc. (Specialty Retail)	696	7,517
Repligen Corp.* (Biotechnology)	435	12,441
Republic First Bancorp, Inc.* (Banks)	870	3,819
Resource Capital Corp. (Real Estate Investment Trusts)	435	5,920
Resources Connection, Inc. (Professional Services)	522	7,778
Restoration Hardware Holdings, Inc.* (Specialty Retail)	435	13,402
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	1,044	23,835
RetailMeNot, Inc.* (Internet Software & Services)	609	5,085
Retrophin, Inc.* (Biotechnology)	435	7,800
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	783	17,899
Rexnord Corp.* (Machinery)	957	20,375
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,827	4,184
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	609	4,835
RingCentral, Inc.* - Class A (Software)	696	16,029
RLI Corp. (Insurance)	435	29,654
RLJ Lodging Trust (Real Estate Investment Trusts)	1,305	30,981
Roadrunner Transportation Systems, Inc.* (Road & Rail)	609	4,610
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	783	6,303
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	348	10,997
Rovi Corp.* (Software)	957	18,001

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
RPX Corp.* (Professional Services)	696	$7,009
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	870	31,276
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,131	3,676
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,131	4,569
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	435	7,665
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	348	7,997
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	435	6,947
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	435	24,464
S&T Bancorp, Inc. (Banks)	435	11,088
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	783	18,722
Sage Therapeutics, Inc.* (Biotechnology)	348	15,611
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	435	9,435
Saia, Inc.* (Road & Rail)	348	10,054
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	783	4,964
Sandy Spring Bancorp, Inc. (Banks)	261	7,788
Sangamo BioSciences, Inc.* (Biotechnology)	1,044	6,609
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	783	19,841
Sapiens International Corp. N.V. (Software)	435	5,559
Sarepta Therapeutics, Inc.* (Biotechnology)	522	13,196
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	261	10,709
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	348	6,783
Scholastic Corp. (Media)	348	14,303
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	348	13,158
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	609	6,431
Science Applications International Corp. (IT Services)	435	26,431
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	696	7,416
Scorpio Bulkers, Inc.* (Marine)	1,131	3,721
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,088	9,939
Seacoast Banking Corp. of Florida* (Banks)	435	6,947
Seadrill, Ltd.* (Energy Equipment & Services)	4,350	12,920
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	783	12,058
Select Comfort Corp.* (Specialty Retail)	522	12,455
Select Income REIT (Real Estate Investment Trusts)	696	19,321
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,218	14,007
Selective Insurance Group, Inc. (Insurance)	609	23,848
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	522	15,117
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	696	17,692
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	783	2,600
Sensient Technologies Corp. (Chemicals)	435	32,116
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	609	4,951
Seritage Growth Properties - Class A (Real Estate Investment Trusts)	261	13,066
ServiceSource International, Inc.* (IT Services)	1,131	5,112
ServisFirst Bancshares, Inc. (Banks)	261	13,214
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	522	21,444
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	696	10,510
ShoreTel, Inc.* (Communications Equipment)	957	7,024
Shutterfly, Inc.* (Internet & Catalog Retail)	348	18,510
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	696	4,663
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	783	4,228
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	435	23,177
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	435	7,839
Silver Spring Networks, Inc.* (Software)	522	6,562
Simmons First National Corp. - Class A (Banks)	348	15,991
Simpson Manufacturing Co., Inc. (Building Products)	435	17,748
Sinclair Broadcast Group, Inc. - Class A (Media)	696	19,363
SkyWest, Inc. (Airlines)	609	17,521
Smart & Final Stores, Inc.* (Food & Staples Retailing)	348	4,799
Smith & Wesson Holding Corp.* (Leisure Products)	609	17,935
Snyder’s-Lance, Inc. (Food Products)	870	29,806
Sonic Automotive, Inc. - Class A (Specialty Retail)	435	7,908
Sonic Corp. (Hotels, Restaurants & Leisure)	522	14,047
Sonus Networks, Inc.* (Communications Equipment)	696	6,000
Sorrento Therapeutics, Inc.* (Biotechnology)	609	3,831
Sotheby’s - Class A (Diversified Consumer Services)	609	19,726
South Jersey Industries, Inc. (Gas Utilities)	870	27,736
South State Corp. (Banks)	261	19,030
Southside Bancshares, Inc. (Banks)	348	10,645
Southwest Gas Corp. (Gas Utilities)	522	40,455
Spartan Motors, Inc. (Auto Components)	696	5,909
SpartanNash Co. (Food & Staples Retailing)	435	13,703
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	957	6,575
Spire, Inc. (Gas Utilities)	435	30,189

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	522	$5,314
SPX Corp.* (Machinery)	522	7,903
SPX FLOW, Inc.* (Machinery)	435	11,867
STAAR Surgical Co.* (Health Care Equipment & Supplies)	783	5,356
STAG Industrial, Inc. (Real Estate Investment Trusts)	783	19,873
Stage Stores, Inc. (Specialty Retail)	696	4,127
State Bank Financial Corp. (Banks)	435	9,518
State National Cos., Inc. (Insurance)	522	5,700
Steelcase, Inc. - Class A (Commercial Services & Supplies)	957	13,877
Stein Mart, Inc. (Specialty Retail)	609	5,237
Sterling Bancorp (Banks)	1,392	23,511
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	696	24,374
Stewart Information Services Corp. (Insurance)	261	11,173
Stifel Financial Corp.* (Capital Markets)	696	24,603
Stillwater Mining Co.* (Metals & Mining)	1,392	21,298
Stoneridge, Inc.* (Auto Components)	435	7,256
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	609	12,752
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	435	5,111
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,044	14,804
Summit Materials, Inc.* - Class A (Construction Materials)	696	15,409
Sun Hydraulics Corp. (Machinery)	261	7,882
SunCoke Energy, Inc. (Metals & Mining)	957	7,302
Sunrun, Inc.* (Electrical Equipment)	957	4,957
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	2,349	31,242
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	435	9,374
Superior Industries International, Inc. (Auto Components)	348	10,635
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	609	13,532
SUPERVALU, Inc.* (Food & Staples Retailing)	3,045	14,860
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	348	18,099
Swift Transportation Co.* (Road & Rail)	870	16,748
Sykes Enterprises, Inc.* (IT Services)	435	13,350
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	435	22,598
Synchronoss Technologies, Inc.* (Software)	435	16,243
Synergy Pharmaceuticals, Inc.* (Biotechnology)	2,349	9,584
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2,088	13,593
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	348	34,985
Syntel, Inc.* (IT Services)	348	15,768
Synthetic Biologics, Inc.* (Biotechnology)	1,827	3,197
Tailored Brands, Inc. (Specialty Retail)	696	10,196
Take-Two Interactive Software, Inc.* (Software)	870	34,956
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	957	13,015
Talmer Bancorp, Inc. - Class A (Banks)	696	14,630
Tangoe, Inc.* (Software)	522	4,223
TASER International, Inc.* (Aerospace & Defense)	609	17,637
Taylor Morrison Home Corp.* - Class A (Household Durables)	435	7,069
Team Health Holdings, Inc.* (Health Care Providers & Services)	696	28,425
Team, Inc.* (Commercial Services & Supplies)	348	9,608
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	348	27,120
Teekay Corp. (Oil, Gas & Consumable Fuels)	696	4,315
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,827	5,390
Teledyne Technologies, Inc.* (Aerospace & Defense)	348	36,540
Telenav, Inc.* (Software)	696	3,466
Teligent, Inc.* (Pharmaceuticals)	783	6,358
Tenneco, Inc.* (Auto Components)	609	34,420
TerraForm Global, Inc. - Class A (Independent Power and Renewable Electricity Producers)	1,653	5,752
Terraform Power, Inc. (Independent Power and Renewable Electricity Producers)	1,131	13,301
TerraVia Holdings, Inc.* (Chemicals)	1,653	4,182
Terreno Realty Corp. (Real Estate Investment Trusts)	522	14,538
TESARO, Inc.* (Biotechnology)	261	24,336
Tesco Corp. (Energy Equipment & Services)	696	4,601
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	522	16,777
Tetra Tech, Inc. (Commercial Services & Supplies)	609	20,054
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,131	6,797
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	870	3,497
Texas Capital Bancshares, Inc.* (Banks)	522	25,338
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	696	32,866
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	435	5,168
TG Therapeutics, Inc.* (Biotechnology)	696	4,113
The Advisory Board Co.* (Professional Services)	435	18,166
The Andersons, Inc. (Food & Staples Retailing)	348	12,869
The Bancorp, Inc.* (Banks)	696	3,689
The Brink’s Co. (Commercial Services & Supplies)	522	17,132
The Buckle, Inc. (Specialty Retail)	348	9,532
The Cato Corp. - Class A (Specialty Retail)	348	12,448
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	522	27,003
The Chemours Co. (Chemicals)	2,001	18,609

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
The E.W. Scripps Co.* - Class A (Media)	696	$11,804
The Empire District Electric Co. (Electric Utilities)	522	17,607
The Ensign Group, Inc. (Health Care Providers & Services)	609	13,094
The Finish Line, Inc. - Class A (Specialty Retail)	522	11,343
The GEO Group, Inc. (Real Estate Investment Trusts)	783	27,100
The Greenbrier Cos., Inc. (Machinery)	348	11,425
The Hackett Group, Inc. (IT Services)	348	4,660
The KEYW Holding Corp.* (Aerospace & Defense)	609	6,236
The Manitowoc Co., Inc. (Machinery)	1,653	9,207
The Medicines Co.* (Pharmaceuticals)	696	27,220
The New York Times Co. - Class A (Media)	1,392	18,068
The Rubicon Project, Inc.* (Software)	522	7,371
The Spectranetics Corp.* (Health Care Equipment & Supplies)	522	12,100
The St Joe Co.* (Real Estate Management & Development)	609	11,224
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,740	13,520
Theravance Biopharma, Inc.* (Pharmaceuticals)	435	11,097
Thermon Group Holdings, Inc.* (Electrical Equipment)	435	8,778
Third Point Reinsurance, Ltd.* (Insurance)	870	10,953
Tidewater, Inc. (Energy Equipment & Services)	957	4,086
Tier REIT, Inc. (Real Estate Investment Trusts)	609	10,615
Tile Shop Holdings, Inc.* (Specialty Retail)	435	7,417
Time, Inc. (Media)	1,131	18,469
TimkenSteel Corp. (Metals & Mining)	609	6,102
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	696	3,633
Titan International, Inc. (Machinery)	783	5,176
TiVo, Inc.* (Software)	1,131	11,921
TopBuild Corp.* (Household Durables)	435	16,426
TowneBank (Banks)	609	13,977
TransEnterix, Inc.* (Health Care Equipment & Supplies)	2,262	3,054
Travelport Worldwide, Ltd. (IT Services)	1,305	17,604
Tredegar Corp. (Chemicals)	348	6,160
Trevena, Inc.* (Biotechnology)	783	4,909
Trex Co., Inc.* (Building Products)	348	16,878
TRI Pointe Group, Inc.* (Household Durables)	1,653	22,233
TriMas Corp.* (Machinery)	522	9,328
TriNet Group, Inc.* (Professional Services)	522	11,322
Trinseo SA (Chemicals)	348	17,327
Triple-S Management Corp.* (Health Care Providers & Services)	348	8,648
Triumph Group, Inc. (Aerospace & Defense)	522	16,093
tronc, Inc. (Media)	435	6,521
Tronox, Ltd. (Chemicals)	1,131	7,340
Trovagene, Inc.* (Biotechnology)	696	3,918
TrueBlue, Inc.* (Professional Services)	522	11,656
TrueCar, Inc.* (Internet Software & Services)	783	7,337
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,218	8,075
Trustmark Corp. (Banks)	783	20,436
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	957	9,522
Tubemogul, Inc.* (Software)	348	3,901
Tuesday Morning Corp.* (Multiline Retail)	783	6,178
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	609	16,291
Tutor Perini Corp.* (Construction & Engineering)	435	10,927
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	696	23,990
Ubiquiti Networks, Inc.* (Communications Equipment)	348	15,563
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	696	4,447
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	435	27,526
UMB Financial Corp. (Banks)	522	28,924
UMH Properties, Inc. (Real Estate Investment Trusts)	435	5,377
Umpqua Holdings Corp. (Banks)	2,349	35,774
Union Bankshares Corp. (Banks)	522	14,010
Unisys Corp.* (IT Services)	783	7,760
Unit Corp.* (Energy Equipment & Services)	609	7,613
United Bankshares, Inc. (Banks)	696	26,657
United Community Banks, Inc. (Banks)	783	15,065
United Community Financial Corp. (Thrifts & Mortgage Finance)	783	5,199
United Development Funding IV+ (Real Estate Investment Trusts)	60	48
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	696	9,152
United Natural Foods, Inc.* (Food & Staples Retailing)	522	26,089
Univar, Inc.* (Trading Companies & Distributors)	522	9,558
Universal American Corp. (Health Care Providers & Services)	870	6,664
Universal Corp. (Tobacco)	261	15,480
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	435	30,815
Universal Insurance Holdings, Inc. (Insurance)	435	9,457
Urban Edge Properties (Real Estate Investment Trusts)	957	28,624
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	348	8,596
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	870	4,106
Valhi, Inc. (Chemicals)	1,392	2,589
Valley National Bancorp (Banks)	2,697	24,462
Vanda Pharmaceuticals, Inc.* (Biotechnology)	522	5,951
VASCO Data Security International, Inc.* (Software)	435	7,269
Vector Group, Ltd. (Tobacco)	957	21,140

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	522	$8,754
Verint Systems, Inc.* (Software)	696	24,548
Versartis, Inc.* (Biotechnology)	435	5,003
ViaSat, Inc.* (Communications Equipment)	435	32,116
Viavi Solutions, Inc.* (Communications Equipment)	2,610	18,609
VirnetX Holding Corp.* (Software)	957	4,144
Virtu Financial, Inc. - Class A (Capital Markets)	348	5,986
Virtusa Corp.* (IT Services)	348	9,466
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,479	19,715
Vitae Pharmaceuticals, Inc.* (Biotechnology)	435	4,633
Vital Therapies, Inc.* (Biotechnology)	522	3,247
Vitamin Shoppe, Inc.* (Specialty Retail)	348	10,182
Vivint Solar, Inc.* (Independent Power and Renewable Electricity Producers)	870	2,627
Vocera Communications, Inc.* (Health Care Technology)	435	6,434
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,262	13,414
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,305	2,597
Wabash National Corp.* (Machinery)	783	11,338
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	870	15,886
WageWorks, Inc.* (Professional Services)	435	26,888
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	348	8,237
Washington Federal, Inc. (Thrifts & Mortgage Finance)	957	23,925
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	783	26,849
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	348	5,457
Watts Water Technologies, Inc. - Class A (Machinery)	348	21,524
Wayfair, Inc.* - Class A (Internet & Catalog Retail)	348	15,138
Web.com Group, Inc.* (Internet Software & Services)	522	9,845
WebMD Health Corp.* (Internet Software & Services)	435	26,539
Webster Financial Corp. (Banks)	957	34,414
Weight Watchers International, Inc.* (Diversified Consumer Services)	435	5,190
Werner Enterprises, Inc. (Road & Rail)	522	13,113
WesBanco, Inc. (Banks)	435	13,450
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	696	8,944
West Corp. (Commercial Services & Supplies)	522	11,541
Westamerica Bancorp (Banks)	261	12,277
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	609	5,993
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	783	16,326
WGL Holdings, Inc. (Gas Utilities)	522	36,952
Whitestone REIT (Real Estate Investment Trusts)	435	7,034
Willbros Group, Inc.* (Energy Equipment & Services)	1,131	2,319
William Lyon Homes* - Class A (Household Durables)	348	6,038
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,218	11,340
Winnebago Industries, Inc. (Automobiles)	348	8,268
Wintrust Financial Corp. (Banks)	522	27,562
WisdomTree Investments, Inc. (Capital Markets)	1,305	12,972
WMIH Corp.* (Insurance)	2,871	6,948
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,044	25,569
Woodward, Inc. (Machinery)	522	30,558
World Wrestling Entertainment, Inc. - Class A (Media)	435	8,591
Worthington Industries, Inc. (Metals & Mining)	522	23,130
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	2,001	25,373
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,131	24,803
WSFS Financial Corp. (Thrifts & Mortgage Finance)	348	12,246
Xactly Corp.* (Internet Software & Services)	348	4,322
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	870	5,307
Xencor, Inc.* (Biotechnology)	435	8,239
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,131	20,313
XO Group, Inc.* (Internet Software & Services)	348	6,344
XPO Logistics, Inc.* (Air Freight & Logistics)	1,044	30,924
Xura, Inc.* (Software)	348	8,648
Yadkin Financial Corp. (Banks)	609	15,341
YRC Worldwide, Inc.* (Road & Rail)	522	6,196
Zafgen, Inc.* (Biotechnology)	609	1,851
ZAGG, Inc.* (Household Durables)	696	4,406
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	435	14,768
Zendesk, Inc.* (Software)	870	26,309
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,566	7,611
ZixCorp.* (Software)	1,044	4,239
Zogenix, Inc.* (Pharmaceuticals)	522	4,766
TOTAL COMMON STOCKS (Cost $15,819,272)		16,999,729

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	4,947	—
Dyax Corp. CVR*+^(b) (Biotechnology)	198	220
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,553

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(d)(e)(47.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%-0.32%, dated 7/29/16, due 8/1/16, total to be received $23,620,535	$23,620,000	$23,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,620,000)		23,620,000
TOTAL INVESTMENT SECURITIES (Cost $39,446,605) - 82.0%		40,627,282
Net other assets (liabilities) - 18.0%		8,899,738
NET ASSETS - 100.0%		$49,527,020

§                 Amount is less than $0.50.

†                 Number of shares is less than 0.50

*                 Non-income producing security

+                 These securities were fair valued based on procedures approved by the Board of Trustees.  As of July 31, 2016, these securities represented 0.015% of the net assets of the Fund.

^                  The advisor has deemed these securities to be illiquid. As of July 31, 2016, these securities represented 0.015% of the net assets of the Fund.

(a)         Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)         Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(c)          Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(d)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $3,497,000.

(e)          The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	41	9/19/16	$4,987,240	$131,224

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	8/29/16	0.20%	$9,764,945	$(5,283)
Russell 2000 Index	UBS AG	8/29/16	0.20%	17,807,446	(1,564)
				$27,572,391	$(6,847)

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Small-Cap ProFund:: Schedule of Portfolio Investments :: July 31, 2016

Small-Cap ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$243,776	0.5%
Air Freight & Logistics	94,278	0.2%
Airlines	45,249	0.1%
Auto Components	189,114	0.4%
Automobiles	8,268	NM
Banks	1,476,741	3.0%
Biotechnology	964,707	1.9%
Building Products	187,894	0.4%
Capital Markets	193,186	0.4%
Chemicals	412,719	0.8%
Commercial Services & Supplies	382,846	0.8%
Communications Equipment	330,858	0.7%
Construction & Engineering	162,110	0.3%
Construction Materials	32,714	0.1%
Consumer Finance	93,430	0.2%
Containers & Packaging	13,965	NM
Distributors	25,557	0.1%
Diversified Consumer Services	167,793	0.3%
Diversified Financial Services	22,982	NM
Diversified Telecommunication Services	116,220	0.2%
Electric Utilities	220,267	0.4%
Electrical Equipment	113,696	0.2%
Electronic Equipment, Instruments & Components	461,263	0.9%
Energy Equipment & Services	183,489	0.4%
Food & Staples Retailing	84,256	0.2%
Food Products	161,815	0.3%
Gas Utilities	218,589	0.4%
Health Care Equipment & Supplies	524,318	1.1%
Health Care Providers & Services	386,523	0.8%
Health Care Technology	105,296	0.2%
Hotels, Restaurants & Leisure	423,613	0.9%
Household Durables	202,780	0.4%
Household Products	29,345	0.1%
Independent Power and Renewable Electricity Producers	133,556	0.3%
Industrial Conglomerates	9,031	NM
Insurance	315,011	0.6%
Internet & Catalog Retail	97,298	0.2%
Internet Software & Services	455,578	0.9%
IT Services	393,139	0.8%
Leisure Products	41,709	0.1%
Life Sciences Tools & Services	138,710	0.3%
Machinery	521,793	1.1%
Marine	27,487	0.1%
Media	351,792	0.7%
Metals & Mining	240,667	0.5%
Multiline Retail	42,232	0.1%
Multi-Utilities	94,894	0.2%
Oil, Gas & Consumable Fuels	382,443	0.8%
Paper & Forest Products	83,424	0.2%
Personal Products	24,666	NM
Pharmaceuticals	394,481	0.8%
Professional Services	214,001	0.4%
Real Estate Investment Trusts	1,728,588	3.4%
Real Estate Management & Development	70,617	0.1%
Road & Rail	102,994	0.2%
Semiconductors & Semiconductor Equipment	667,584	1.3%
Software	814,847	1.6%
Specialty Retail	451,748	0.9%
Technology Hardware, Storage & Peripherals	128,717	0.3%
Textiles, Apparel & Luxury Goods	157,874	0.3%
Thrifts & Mortgage Finance	346,413	0.7%
Tobacco	36,620	0.1%
Trading Companies & Distributors	176,574	0.4%
Transportation Infrastructure	8,944	NM
Water Utilities	36,399	0.1%
Wireless Telecommunication Services	37,794	0.1%
Other **	32,519,738	65.7%
Total	$49,527,020	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (46.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,372	$244,710
Abbott Laboratories (Health Care Equipment & Supplies)	3,304	147,854
AbbVie, Inc. (Biotechnology)	3,640	241,077
Accenture PLC - Class A (IT Services)	1,400	157,934
Activision Blizzard, Inc. (Software)	1,148	46,104
Acuity Brands, Inc. (Electrical Equipment)	112	29,392
Adobe Systems, Inc.* (Software)	1,120	109,603
Advance Auto Parts, Inc. (Specialty Retail)	168	28,536
Aetna, Inc. (Health Care Providers & Services)	784	90,325
Affiliated Managers Group, Inc.* (Capital Markets)	112	16,439
Aflac, Inc. (Insurance)	924	66,787
Agilent Technologies, Inc. (Life Sciences Tools & Services)	728	35,024
Air Products & Chemicals, Inc. (Chemicals)	448	66,940
Akamai Technologies, Inc.* (Internet Software & Services)	392	19,808
Alaska Air Group, Inc. (Airlines)	280	18,822
Albemarle Corp. (Chemicals)	252	21,211
Alcoa, Inc. (Metals & Mining)	2,968	31,520
Alexion Pharmaceuticals, Inc.* (Biotechnology)	504	64,814
Allegion PLC (Building Products)	224	16,215
Allergan PLC* (Pharmaceuticals)	896	226,643
Alliance Data Systems Corp.* (IT Services)	140	32,427
Alliant Energy Corp. (Electric Utilities)	504	20,286
Alphabet, Inc.* - Class A (Internet Software & Services)	672	531,780
Alphabet, Inc.* - Class C (Internet Software & Services)	672	516,627
Altria Group, Inc. (Tobacco)	4,424	299,505
Amazon.com, Inc.* (Internet & Catalog Retail)	868	658,647
Ameren Corp. (Multi-Utilities)	560	29,366
American Airlines Group, Inc. (Airlines)	1,316	46,718
American Electric Power Co., Inc. (Electric Utilities)	1,120	77,616
American Express Co. (Consumer Finance)	1,820	117,317
American International Group, Inc. (Insurance)	2,520	137,190
American Tower Corp. (Real Estate Investment Trusts)	952	110,212
American Water Works Co., Inc. (Water Utilities)	392	32,371
Ameriprise Financial, Inc. (Capital Markets)	364	34,886
AmerisourceBergen Corp. (Health Care Providers & Services)	420	35,780
AMETEK, Inc. (Electrical Equipment)	532	25,020
Amgen, Inc. (Biotechnology)	1,708	293,828
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	700	41,664
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,148	62,600
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	700	44,681
Anthem, Inc. (Health Care Providers & Services)	588	77,228
Aon PLC (Insurance)	588	62,957
Apache Corp. (Oil, Gas & Consumable Fuels)	868	45,570
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	364	16,733
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,348	1,286,786
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,464	64,779
Archer-Daniels-Midland Co. (Food Products)	1,316	59,325
Arthur J. Gallagher & Co. (Insurance)	392	19,282
Assurant, Inc. (Insurance)	140	11,621
AT&T, Inc. (Diversified Telecommunication Services)	13,888	601,212
Autodesk, Inc.* (Software)	504	29,963
Automatic Data Processing, Inc. (IT Services)	1,036	92,152
AutoNation, Inc.* (Specialty Retail)	168	8,963
AutoZone, Inc.* (Specialty Retail)	56	45,582
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	308	57,180
Avery Dennison Corp. (Containers & Packaging)	196	15,266
Baker Hughes, Inc. (Energy Equipment & Services)	980	46,873
Ball Corp. (Containers & Packaging)	308	21,766
Bank of America Corp. (Banks)	23,184	335,936
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	168	37,587
Baxter International, Inc. (Health Care Equipment & Supplies)	1,232	59,161
BB&T Corp. (Banks)	1,848	68,136
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	476	83,776
Bed Bath & Beyond, Inc. (Specialty Retail)	336	15,103
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,228	609,973
Best Buy Co., Inc. (Specialty Retail)	644	21,638
Biogen, Inc.* (Biotechnology)	504	146,125
BlackRock, Inc. (Capital Markets)	280	102,550
BorgWarner, Inc. (Auto Components)	504	16,723
Boston Properties, Inc. (Real Estate Investment Trusts)	336	47,756
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,052	74,103
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,780	282,782
Broadcom, Ltd. (Semiconductors & Semiconductor Equipment)	840	136,063
Brown-Forman Corp. - Class B (Beverages)	224	21,995
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	336	23,392
CA, Inc. (Software)	672	23,285
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,036	25,558
Campbell Soup Co. (Food Products)	392	24,410
Capital One Financial Corp. (Consumer Finance)	1,148	77,008
Cardinal Health, Inc. (Health Care Providers & Services)	728	60,861
CarMax, Inc.* (Specialty Retail)	448	26,100

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	980	$45,786
Caterpillar, Inc. (Machinery)	1,316	108,912
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	672	19,118
CBS Corp. - Class B (Media)	924	48,251
Celgene Corp.* (Biotechnology)	1,736	194,762
Centene Corp.* (Health Care Providers & Services)	392	27,656
CenterPoint Energy, Inc. (Multi-Utilities)	980	23,442
CenturyLink, Inc. (Diversified Telecommunication Services)	1,232	38,734
Cerner Corp.* (Health Care Technology)	672	41,926
CF Industries Holdings, Inc. (Chemicals)	532	13,130
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	1,316	7,133
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,256	436,155
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	56	23,743
Chubb, Ltd. (Insurance)	1,036	129,770
Church & Dwight Co., Inc. (Household Products)	280	27,507
Cigna Corp. (Health Care Providers & Services)	588	75,828
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	224	26,884
Cincinnati Financial Corp. (Insurance)	336	25,099
Cintas Corp. (Commercial Services & Supplies)	196	21,025
Cisco Systems, Inc. (Communications Equipment)	11,340	346,210
Citigroup, Inc. (Banks)	6,608	289,496
Citizens Financial Group, Inc. (Banks)	1,204	26,885
Citrix Systems, Inc.* (Software)	336	29,948
CME Group, Inc. (Diversified Financial Services)	756	77,293
CMS Energy Corp. (Multi-Utilities)	616	27,831
Coach, Inc. (Textiles, Apparel & Luxury Goods)	616	26,556
Cognizant Technology Solutions Corp.* (IT Services)	1,372	78,876
Colgate-Palmolive Co. (Household Products)	2,016	150,051
Comcast Corp. - Class A (Media)	5,460	367,186
Comerica, Inc. (Banks)	392	17,734
ConAgra Foods, Inc. (Food Products)	980	45,825
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	308	38,254
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,800	114,296
Consolidated Edison, Inc. (Multi-Utilities)	700	56,056
Constellation Brands, Inc. - Class A (Beverages)	392	64,535
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,436	54,128
Costco Wholesale Corp. (Food & Staples Retailing)	980	163,876
Crown Castle International Corp. (Real Estate Investment Trusts)	756	73,355
CSRA, Inc. (IT Services)	308	8,291
CSX Corp. (Road & Rail)	2,156	61,079
Cummins, Inc. (Machinery)	364	44,688
CVS Health Corp. (Food & Staples Retailing)	2,436	225,866
D.R. Horton, Inc. (Household Durables)	756	24,857
Danaher Corp. (Health Care Equipment & Supplies)	1,344	109,455
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	252	15,513
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	364	28,225
Deere & Co. (Machinery)	672	52,221
Delphi Automotive PLC (Auto Components)	616	41,777
Delta Air Lines, Inc. (Airlines)	1,736	67,270
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	532	34,069
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,176	45,017
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	140	3,181
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	336	35,099
Discover Financial Services (Consumer Finance)	924	52,520
Discovery Communications, Inc.* - Class A (Media)	336	8,430
Discovery Communications, Inc.* - Class C (Media)	532	13,055
Dollar General Corp. (Multiline Retail)	644	61,013
Dollar Tree, Inc.* (Multiline Retail)	532	51,226
Dominion Resources, Inc. (Multi-Utilities)	1,400	109,229
Dover Corp. (Machinery)	364	26,001
Dr. Pepper Snapple Group, Inc. (Beverages)	420	41,374
DTE Energy Co. (Multi-Utilities)	392	38,228
Duke Energy Corp. (Electric Utilities)	1,568	134,206
E*TRADE Financial Corp.* (Capital Markets)	616	15,449
E.I. du Pont de Nemours & Co. (Chemicals)	1,960	135,574
Eastman Chemical Co. (Chemicals)	336	21,917
Eaton Corp. PLC (Electrical Equipment)	1,036	65,693
eBay, Inc.* (Internet Software & Services)	2,380	74,161
Ecolab, Inc. (Chemicals)	588	69,607
Edison International (Electric Utilities)	728	56,333
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	476	54,512
Electronic Arts, Inc.* (Software)	672	51,287
Eli Lilly & Co. (Pharmaceuticals)	2,184	181,032
EMC Corp. (Technology Hardware, Storage & Peripherals)	4,396	124,319
Emerson Electric Co. (Electrical Equipment)	1,456	81,390
Endo International PLC* (Pharmaceuticals)	476	8,263
Entergy Corp. (Electric Utilities)	392	31,905
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,232	100,654
EQT Corp. (Oil, Gas & Consumable Fuels)	392	28,561
Equifax, Inc. (Professional Services)	280	37,089
Equinix, Inc. (Real Estate Investment Trusts)	168	62,642

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares		Value
Equity Residential (Real Estate Investment Trusts)	812		$55,208
Essex Property Trust, Inc. (Real Estate Investment Trusts)	140		32,743
Eversource Energy (Electric Utilities)	728		42,581
Exelon Corp. (Electric Utilities)	2,072		77,244
Expedia, Inc. (Internet & Catalog Retail)	252		29,396
Expeditors International of Washington, Inc. (Air Freight & Logistics)	420		20,761
Express Scripts Holding Co.* (Health Care Providers & Services)	1,428		108,628
Extra Space Storage, Inc. (Real Estate Investment Trusts)	280		24,086
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,352		831,861
F5 Networks, Inc.* (Communications Equipment)	140		17,279
Facebook, Inc.* - Class A (Internet Software & Services)	5,208		645,479
Fastenal Co. (Trading Companies & Distributors)	644		27,531
Federal Realty Investment Trust (Real Estate Investment Trusts)	168		28,510
FedEx Corp. (Air Freight & Logistics)	560		90,664
Fidelity National Information Services, Inc. (IT Services)	616		48,990
Fifth Third Bancorp (Banks)	1,736		32,949
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	168		7,842
FirstEnergy Corp. (Electric Utilities)	952		33,244
Fiserv, Inc.* (IT Services)	504		55,621
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	308		10,035
Flowserve Corp. (Machinery)	308		14,738
Fluor Corp. (Construction & Engineering)	308		16,483
FMC Corp. (Chemicals)	308		14,642
FMC Technologies, Inc.* (Energy Equipment & Services)	504		12,792
Foot Locker, Inc. (Specialty Retail)	308		18,363
Ford Motor Co. (Automobiles)	8,792		111,307
Fortive Corp.* (Machinery)	672		32,397
Fortune Brands Home & Security, Inc. (Building Products)	336		21,259
Franklin Resources, Inc. (Capital Markets)	840		30,400
Freeport-McMoRan, Inc. (Metals & Mining)	2,828		36,651
Frontier Communications Corp. (Diversified Telecommunication Services)	2,660		13,832
Garmin, Ltd. (Household Durables)	252		13,691
General Dynamics Corp. (Aerospace & Defense)	644		94,597
General Electric Co. (Industrial Conglomerates)	20,748		646,092
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,316		42,046
General Mills, Inc. (Food Products)	1,344		96,620
General Motors Co. (Automobiles)	3,164		99,793
Genuine Parts Co. (Distributors)	336		34,353
Gilead Sciences, Inc. (Biotechnology)	2,996		238,092
Global Payments, Inc. (IT Services)	336		25,086
H & R Block, Inc. (Diversified Consumer Services)	504		11,990
Halliburton Co. (Energy Equipment & Services)	1,932		84,351
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	840		22,394
Harley-Davidson, Inc. (Automobiles)	420		22,226
Harman International Industries, Inc. (Household Durables)	168		13,884
Harris Corp. (Communications Equipment)	280		24,254
Hartford Financial Services Group, Inc. (Insurance)	896		35,706
Hasbro, Inc. (Leisure Products)	252		20,470
HCA Holdings, Inc.* (Health Care Providers & Services)	672		51,831
HCP, Inc. (Real Estate Investment Trusts)	1,064		41,741
Helmerich & Payne, Inc. (Energy Equipment & Services)	252		15,616
Henry Schein, Inc.* (Health Care Providers & Services)	196		35,472
Hess Corp. (Oil, Gas & Consumable Fuels)	588		31,546
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,752		78,867
Hologic, Inc.* (Health Care Equipment & Supplies)	560		21,554
Honeywell International, Inc. (Aerospace & Defense)	1,708		198,691
Hormel Foods Corp. (Food Products)	616		23,008
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,680		29,803
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,864		54,135
Humana, Inc. (Health Care Providers & Services)	336		57,977
Huntington Bancshares, Inc. (Banks)	1,792		17,024
Illinois Tool Works, Inc. (Machinery)	728		84,011
Illumina, Inc.* (Life Sciences Tools & Services)	336		55,894
Ingersoll-Rand PLC (Machinery)	588		38,961
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,640		370,911
Intercontinental Exchange, Inc. (Diversified Financial Services)	280		73,976
International Business Machines Corp. (IT Services)	1,988		319,313
International Flavors & Fragrances, Inc. (Chemicals)	168		22,386
International Paper Co. (Containers & Packaging)	924		42,328
Intuit, Inc. (Software)	588		65,262
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	84		58,444
Invesco, Ltd. (Capital Markets)	952		27,779
Iron Mountain, Inc. (Real Estate Investment Trusts)	532		21,924
J.B. Hunt Transport Services, Inc. (Road & Rail)	196		16,293
Jacobs Engineering Group, Inc.* (Construction & Engineering)	280		14,986
Johnson & Johnson (Pharmaceuticals)	6,216		778,430

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Johnson Controls, Inc. (Auto Components)	1,456	$66,859
JPMorgan Chase & Co. (Banks)	8,260	528,392
Juniper Networks, Inc. (Communications Equipment)	784	17,789
Kansas City Southern (Road & Rail)	252	24,220
Kellogg Co. (Food Products)	560	46,318
KeyCorp (Banks)	1,904	22,277
Kimberly-Clark Corp. (Household Products)	812	105,195
Kimco Realty Corp. (Real Estate Investment Trusts)	952	30,559
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,116	83,678
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	364	27,558
Kohl’s Corp. (Multiline Retail)	420	17,468
L Brands, Inc. (Specialty Retail)	560	41,384
L-3 Communications Holdings, Inc. (Aerospace & Defense)	168	25,474
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	224	31,261
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	364	32,676
Legg Mason, Inc. (Capital Markets)	224	7,647
Leggett & Platt, Inc. (Household Durables)	308	16,192
Lennar Corp. - Class A (Household Durables)	420	19,656
Leucadia National Corp. (Diversified Financial Services)	756	13,805
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	644	32,586
Lincoln National Corp. (Insurance)	532	23,232
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	532	31,915
LKQ Corp.* (Distributors)	700	24,073
Lockheed Martin Corp. (Aerospace & Defense)	588	148,605
Loews Corp. (Insurance)	616	25,459
Lowe’s Cos., Inc. (Specialty Retail)	1,988	163,574
LyondellBasell Industries N.V. - Class A (Chemicals)	784	59,004
M&T Bank Corp. (Banks)	364	41,700
Macy’s, Inc. (Multiline Retail)	700	25,081
Mallinckrodt PLC* (Pharmaceuticals)	252	16,970
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,904	25,971
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,204	47,426
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	421	30,151
Marsh & McLennan Cos., Inc. (Insurance)	1,176	77,322
Martin Marietta Materials, Inc. (Construction Materials)	140	28,371
Masco Corp. (Building Products)	756	27,579
MasterCard, Inc. - Class A (IT Services)	2,184	208,004
Mattel, Inc. (Leisure Products)	756	25,235
McCormick & Co., Inc. (Food Products)	252	25,767
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,988	233,888
McKesson Corp. (Health Care Providers & Services)	504	98,058
Mead Johnson Nutrition Co. - Class A (Food Products)	420	37,464
Medtronic PLC (Health Care Equipment & Supplies)	3,164	277,260
Merck & Co., Inc. (Pharmaceuticals)	6,244	366,273
MetLife, Inc. (Insurance)	2,492	106,508
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	392	20,274
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	476	26,485
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,352	32,316
Microsoft Corp. (Software)	17,724	1,004,596
Mohawk Industries, Inc.* (Household Durables)	140	29,252
Molson Coors Brewing Co. - Class B (Beverages)	420	42,907
Mondelez International, Inc. - Class A (Food Products)	3,500	153,930
Monsanto Co. (Chemicals)	980	104,635
Monster Beverage Corp.* (Beverages)	308	49,474
Moody’s Corp. (Diversified Financial Services)	392	41,556
Morgan Stanley (Capital Markets)	3,416	98,142
Motorola Solutions, Inc. (Communications Equipment)	364	25,254
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	364	9,985
Mylan N.V.* (Pharmaceuticals)	952	44,544
National Oilwell Varco, Inc. (Energy Equipment & Services)	840	27,174
Navient Corp. (Consumer Finance)	756	10,735
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	644	16,969
Netflix, Inc.* (Internet & Catalog Retail)	980	89,425
Newell Rubbermaid, Inc. (Household Durables)	1,036	54,348
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	448	19,398
Newmont Mining Corp. (Metals & Mining)	1,204	52,976
News Corp. - Class A (Media)	868	11,258
News Corp. - Class B (Media)	252	3,387
NextEra Energy, Inc. (Electric Utilities)	1,036	132,908
Nielsen Holdings PLC (Professional Services)	812	43,735
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,996	166,278
NiSource, Inc. (Multi-Utilities)	728	18,680
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	980	35,006
Nordstrom, Inc. (Multiline Retail)	280	12,384
Norfolk Southern Corp. (Road & Rail)	672	60,332
Northern Trust Corp. (Capital Markets)	476	32,173
Northrop Grumman Corp. (Aerospace & Defense)	420	90,985
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	700	9,688
Nucor Corp. (Metals & Mining)	728	39,050
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,148	65,551

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,736	$129,731
Omnicom Group, Inc. (Media)	532	43,778
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	476	21,320
Oracle Corp. (Software)	7,028	288,429
O’Reilly Automotive, Inc.* (Specialty Retail)	224	65,101
Owens-Illinois, Inc.* (Containers & Packaging)	364	6,840
PACCAR, Inc. (Machinery)	784	46,232
Parker-Hannifin Corp. (Machinery)	308	35,171
Patterson Cos., Inc. (Health Care Providers & Services)	196	9,675
Paychex, Inc. (IT Services)	728	43,156
PayPal Holdings, Inc.* (IT Services)	2,492	92,802
Pentair PLC (Machinery)	420	26,804
People’s United Financial, Inc. (Banks)	700	10,612
PepsiCo, Inc. (Beverages)	3,248	353,772
PerkinElmer, Inc. (Life Sciences Tools & Services)	252	14,344
Perrigo Co. PLC (Pharmaceuticals)	336	30,707
Pfizer, Inc. (Pharmaceuticals)	13,692	505,098
PG&E Corp. (Electric Utilities)	1,120	71,613
Philip Morris International, Inc. (Tobacco)	3,500	350,909
Phillips 66 (Oil, Gas & Consumable Fuels)	1,064	80,928
Pinnacle West Capital Corp. (Electric Utilities)	252	19,875
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	364	59,175
Pitney Bowes, Inc. (Commercial Services & Supplies)	420	8,110
PNC Financial Services Group, Inc. (Banks)	1,120	92,568
PPG Industries, Inc. (Chemicals)	588	61,569
PPL Corp. (Electric Utilities)	1,540	58,073
Praxair, Inc. (Chemicals)	644	75,052
Principal Financial Group, Inc. (Insurance)	616	28,724
Prologis, Inc. (Real Estate Investment Trusts)	1,176	64,080
Prudential Financial, Inc. (Insurance)	1,008	75,892
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,148	52,819
Public Storage (Real Estate Investment Trusts)	336	80,277
PulteGroup, Inc. (Household Durables)	700	14,826
PVH Corp. (Textiles, Apparel & Luxury Goods)	196	19,808
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	280	17,704
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,304	206,765
Quanta Services, Inc.* (Construction & Engineering)	336	8,602
Quest Diagnostics, Inc. (Health Care Providers & Services)	308	26,599
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	140	13,733
Range Resources Corp. (Oil, Gas & Consumable Fuels)	392	15,802
Raytheon Co. (Aerospace & Defense)	672	93,764
Realty Income Corp. (Real Estate Investment Trusts)	588	42,024
Red Hat, Inc.* (Software)	420	31,622
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	168	71,420
Regions Financial Corp. (Banks)	2,856	26,190
Republic Services, Inc. (Commercial Services & Supplies)	532	27,270
Reynolds American, Inc. (Tobacco)	1,876	93,913
Robert Half International, Inc. (Professional Services)	308	11,254
Rockwell Automation, Inc. (Electrical Equipment)	280	32,032
Rockwell Collins, Inc. (Aerospace & Defense)	280	23,694
Roper Technologies, Inc. (Industrial Conglomerates)	224	38,161
Ross Stores, Inc. (Specialty Retail)	896	55,400
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	392	28,396
Ryder System, Inc. (Road & Rail)	112	7,381
S&P Global, Inc. (Diversified Financial Services)	588	71,854
salesforce.com, Inc.* (Software)	1,428	116,810
SCANA Corp. (Multi-Utilities)	336	25,180
Schlumberger, Ltd. (Energy Equipment & Services)	3,136	252,511
Scripps Networks Interactive, Inc. - Class A (Media)	224	14,797
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	672	21,524
Sealed Air Corp. (Containers & Packaging)	448	21,137
Sempra Energy (Multi-Utilities)	532	59,520
Signet Jewelers, Ltd. (Specialty Retail)	168	14,769
Simon Property Group, Inc. (Real Estate Investment Trusts)	700	158,927
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	420	27,728
SL Green Realty Corp. (Real Estate Investment Trusts)	224	26,392
Snap-on, Inc. (Machinery)	140	22,004
Southwest Airlines Co. (Airlines)	1,428	52,850
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	868	12,655
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,540	55,394
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	644	53,478
Stanley Black & Decker, Inc. (Machinery)	336	40,891
Staples, Inc. (Specialty Retail)	1,456	13,526
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,304	191,797
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	392	30,600
State Street Corp. (Capital Markets)	896	58,939
Stericycle, Inc.* (Commercial Services & Supplies)	196	17,693
Stryker Corp. (Health Care Equipment & Supplies)	700	81,396
SunTrust Banks, Inc. (Banks)	1,120	47,365
Symantec Corp. (Software)	1,372	28,030

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Synchrony Financial* (Consumer Finance)	1,876	$52,303
Sysco Corp. (Food & Staples Retailing)	1,176	60,905
T. Rowe Price Group, Inc. (Capital Markets)	560	39,586
Target Corp. (Multiline Retail)	1,316	99,134
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	812	48,947
TEGNA, Inc. (Media)	504	11,038
Teradata Corp.* (IT Services)	280	7,946
Tesoro Corp. (Oil, Gas & Consumable Fuels)	280	21,322
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,268	158,193
Textron, Inc. (Aerospace & Defense)	616	24,024
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,484	18,327
The Allstate Corp. (Insurance)	840	57,397
The Bank of New York Mellon Corp. (Capital Markets)	2,436	95,978
The Boeing Co. (Aerospace & Defense)	1,344	179,639
The Charles Schwab Corp. (Capital Markets)	2,716	77,189
The Clorox Co. (Household Products)	280	36,700
The Coca-Cola Co. (Beverages)	8,792	383,594
The Dow Chemical Co. (Chemicals)	2,520	135,248
The Dun & Bradstreet Corp. (Professional Services)	84	10,857
The Estee Lauder Cos., Inc. - Class A (Personal Products)	504	46,822
The Gap, Inc. (Specialty Retail)	504	12,998
The Goldman Sachs Group, Inc. (Capital Markets)	868	137,848
The Goodyear Tire & Rubber Co. (Auto Components)	588	16,858
The Hershey Co. (Food Products)	308	34,114
The Home Depot, Inc. (Specialty Retail)	2,800	387,073
The Interpublic Group of Cos., Inc. (Media)	896	20,662
The JM Smucker Co. - Class A (Food Products)	280	43,165
The Kraft Heinz Co. (Food Products)	1,344	116,108
The Kroger Co. (Food & Staples Retailing)	2,156	73,714
The Macerich Co. (Real Estate Investment Trusts)	280	24,987
The Mosaic Co. (Chemicals)	784	21,168
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	252	17,832
The Priceline Group, Inc.* (Internet & Catalog Retail)	112	151,291
The Procter & Gamble Co. (Household Products)	5,992	512,855
The Progressive Corp. (Insurance)	1,316	42,783
The Sherwin-Williams Co. (Chemicals)	168	50,355
The Southern Co. (Electric Utilities)	2,128	113,848
The TJX Cos., Inc. (Specialty Retail)	1,484	121,273
The Travelers Cos., Inc. (Insurance)	672	78,100
The Walt Disney Co. (Media)	3,360	322,393
The Western Union Co. (IT Services)	1,120	22,400
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,540	36,914
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	896	142,320
Tiffany & Co. (Specialty Retail)	252	16,259
Time Warner, Inc. (Media)	1,764	135,211
Torchmark Corp. (Insurance)	252	15,591
Total System Services, Inc. (IT Services)	392	19,961
Tractor Supply Co. (Specialty Retail)	308	28,228
TransDigm Group, Inc.* (Aerospace & Defense)	112	31,306
Transocean, Ltd. (Energy Equipment & Services)	784	8,616
TripAdvisor, Inc.* (Internet & Catalog Retail)	252	17,632
Twenty-First Century Fox, Inc. - Class A (Media)	2,464	65,641
Twenty-First Century Fox, Inc. - Class B (Media)	980	26,489
Tyco International PLC (Commercial Services & Supplies)	952	43,383
Tyson Foods, Inc. - Class A (Food Products)	672	49,459
U.S. Bancorp (Banks)	3,668	154,680
UDR, Inc. (Real Estate Investment Trusts)	616	22,934
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	140	36,569
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	420	16,573
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	420	14,994
Union Pacific Corp. (Road & Rail)	1,904	177,168
United Continental Holdings, Inc.* (Airlines)	756	35,449
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,568	169,501
United Rentals, Inc.* (Trading Companies & Distributors)	196	15,615
United Technologies Corp. (Aerospace & Defense)	1,764	189,895
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,156	308,738
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	196	25,388
Unum Group (Insurance)	532	17,774
Urban Outfitters, Inc.* (Specialty Retail)	196	5,860
V.F. Corp. (Textiles, Apparel & Luxury Goods)	756	47,197
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,064	55,626
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	224	21,222
Ventas, Inc. (Real Estate Investment Trusts)	756	57,577
VeriSign, Inc.* (Internet Software & Services)	224	19,401
Verisk Analytics, Inc.* - Class A (Professional Services)	336	28,654
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,184	508,885
Vertex Pharmaceuticals, Inc.* (Biotechnology)	560	54,320
Viacom, Inc. - Class B (Media)	784	35,648
Visa, Inc. - Class A (IT Services)	4,284	334,367
Vornado Realty Trust (Real Estate Investment Trusts)	392	42,101

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Vulcan Materials Co. (Construction Materials)	308	$38,186
W.W. Grainger, Inc. (Trading Companies & Distributors)	140	30,639
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,960	155,330
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,444	251,308
Waste Management, Inc. (Commercial Services & Supplies)	924	61,095
Waters Corp.* (Life Sciences Tools & Services)	196	31,150
WEC Energy Group, Inc. (Multi-Utilities)	700	45,437
Wells Fargo & Co. (Banks)	10,416	499,656
Welltower, Inc. (Real Estate Investment Trusts)	812	64,416
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	644	30,596
WestRock Co. (Containers & Packaging)	560	24,030
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,680	54,970
Whirlpool Corp. (Household Durables)	168	32,316
Whole Foods Market, Inc. (Food & Staples Retailing)	728	22,189
Willis Towers Watson PLC (Insurance)	308	38,075
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	252	17,897
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	196	19,198
Xcel Energy, Inc. (Electric Utilities)	1,148	50,489
Xerox Corp. (IT Services)	2,156	22,207
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	560	28,605
XL Group, Ltd. (Insurance)	644	22,289
Xylem, Inc. (Machinery)	392	18,742
Yahoo!, Inc.* (Internet Software & Services)	1,960	74,852
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	924	82,624
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	392	51,407
Zions Bancorp (Banks)	448	12,490
Zoetis, Inc. (Pharmaceuticals)	1,036	52,287
TOTAL COMMON STOCKS (Cost $16,963,010)		42,466,033

Repurchase Agreements(a)(b)(37.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%-0.32%, dated 7/29/16, due 8/1/16, total to be received $33,595,761	$33,595,000	$33,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $33,595,000)		33,595,000
TOTAL INVESTMENT SECURITIES (Cost $50,558,010) - 84.0%		76,061,033
Net other assets (liabilities) - 16.0%		14,462,973
NET ASSETS - 100.0%		$90,524,006

†                 Number of shares is less than 0.50

*                 Non-income producing security

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $11,246,000.

(b)         The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	134	9/19/16	$14,520,575	$415,979

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	8/29/16	0.60%	$38,530,819	$126,972
SPDR S&P 500 ETF	Goldman Sachs International	8/29/16	0.51%	29,546,653	86,292
				68,077,472	$213,264

S&P 500	UBS AG	8/29/16	0.55%	34,166,801	87,721
SPDR S&P 500 ETF	UBS AG	8/29/16	0.55%	22,002,167	37,956
				56,168,968	125,677

				$124,246,440	$338,941

^                  Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2016

UltraBull ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$1,100,674	1.2%
Air Freight & Logistics	304,318	0.3%
Airlines	221,109	0.2%
Auto Components	142,217	0.2%
Automobiles	233,326	0.3%
Banks	2,224,094	2.5%
Beverages	957,652	1.1%
Biotechnology	1,304,438	1.4%
Building Products	65,053	0.1%
Capital Markets	775,005	0.9%
Chemicals	872,438	1.0%
Commercial Services & Supplies	178,576	0.2%
Communications Equipment	430,786	0.5%
Construction & Engineering	40,071	NM
Construction Materials	66,557	0.1%
Consumer Finance	309,883	0.3%
Containers & Packaging	131,367	0.1%
Distributors	58,426	0.1%
Diversified Consumer Services	11,990	NM
Diversified Financial Services	906,289	1.0%
Diversified Telecommunication Services	1,195,249	1.3%
Electric Utilities	920,220	1.0%
Electrical Equipment	233,527	0.3%
Electronic Equipment, Instruments & Components	154,774	0.2%
Energy Equipment & Services	451,114	0.5%
Food & Staples Retailing	953,188	1.1%
Food Products	755,513	0.8%
Health Care Equipment & Supplies	1,165,278	1.3%
Health Care Providers & Services	1,149,530	1.3%
Health Care Technology	41,926	NM
Hotels, Restaurants & Leisure	719,593	0.8%
Household Durables	219,022	0.2%
Household Products	832,308	0.9%
Independent Power and Renewable Electricity Producers	28,015	NM
Industrial Conglomerates	928,963	1.0%
Insurance	1,097,558	1.2%
Internet & Catalog Retail	946,391	1.0%
Internet Software & Services	1,882,108	2.1%
IT Services	1,569,533	1.7%
Leisure Products	45,705	0.1%
Life Sciences Tools & Services	278,732	0.3%
Machinery	591,773	0.7%
Media	1,127,223	1.2%
Metals & Mining	160,197	0.2%
Multiline Retail	266,306	0.3%
Multi-Utilities	485,788	0.5%
Oil, Gas & Consumable Fuels	2,504,421	2.8%
Personal Products	46,822	0.1%
Pharmaceuticals	2,493,029	2.8%
Professional Services	131,589	0.1%
Real Estate Investment Trusts	1,348,282	1.5%
Real Estate Management & Development	19,118	NM
Road & Rail	346,473	0.4%
Semiconductors & Semiconductor Equipment	1,279,772	1.4%
Software	1,824,939	2.0%
Specialty Retail	1,126,299	1.2%
Technology Hardware, Storage & Peripherals	1,613,196	1.8%
Textiles, Apparel & Luxury Goods	347,807	0.4%
Tobacco	744,327	0.8%
Trading Companies & Distributors	73,785	0.1%
Water Utilities	32,371	NM
Other **	48,057,973	53.1%
Total	$90,524,006	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks (36.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	684	$6,245
2U, Inc.* (Internet Software & Services)	570	19,939
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,596	21,370
8x8, Inc.* (Software)	1,368	18,810
A. Schulman, Inc. (Chemicals)	456	13,365
A10 Networks, Inc.* (Software)	1,026	8,023
AAON, Inc. (Building Products)	570	15,094
AAR Corp. (Aerospace & Defense)	570	13,771
Aaron’s, Inc. (Specialty Retail)	1,026	24,573
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,026	21,248
ABM Industries, Inc. (Commercial Services & Supplies)	798	29,694
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,990	4,628
Acacia Research Corp. (Professional Services)	1,254	6,784
Acadia Realty Trust (Real Estate Investment Trusts)	1,026	38,639
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	456	8,960
Acceleron Pharma, Inc.* (Biotechnology)	456	15,468
ACCO Brands Corp.* (Commercial Services & Supplies)	1,596	17,939
Accuray, Inc.* (Health Care Equipment & Supplies)	1,596	8,746
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,482	5,380
Aceto Corp. (Health Care Providers & Services)	456	11,724
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,824	15,103
ACI Worldwide, Inc.* (Software)	1,596	31,617
Acorda Therapeutics, Inc.* (Biotechnology)	684	17,292
Actua Corp.* (Internet Software & Services)	798	7,964
Actuant Corp. - Class A (Machinery)	912	21,660
Acxiom Corp.* (IT Services)	1,140	26,163
ADTRAN, Inc. (Communications Equipment)	798	14,524
Aduro Biotech, Inc.* (Biotechnology)	684	10,041
Advanced Drainage Systems, Inc. (Building Products)	570	15,225
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	570	23,210
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,006	61,780
Advaxis, Inc.* (Biotechnology)	798	6,655
Adverum Biotechnologies, Inc.* (Biotechnology)	1,140	4,127
Aegion Corp.* (Construction & Engineering)	570	11,696
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	456	7,912
Aerohive Networks, Inc.* (Communications Equipment)	684	5,000
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	912	17,200
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	570	8,539
Agenus, Inc.* (Biotechnology)	1,596	8,858
Agree Realty Corp. (Real Estate Investment Trusts)	342	17,346
AgroFresh Solutions, Inc.* (Chemicals)	798	5,147
Aimmune Therapeutics, Inc.* (Biotechnology)	570	6,834
Air Methods Corp.* (Health Care Providers & Services)	570	18,975
Air Transport Services Group, Inc.* (Air Freight & Logistics)	912	13,206
Aircastle, Ltd. (Trading Companies & Distributors)	798	17,732
AK Steel Holding Corp.* (Metals & Mining)	3,648	23,931
Akebia Therapeutics, Inc.* (Biotechnology)	798	7,142
Albany International Corp. - Class A (Machinery)	456	19,302
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	570	8,231
Alder Biopharmaceuticals, Inc.* (Biotechnology)	684	21,956
Alexander & Baldwin, Inc. (Real Estate Management & Development)	684	26,949
Allegheny Technologies, Inc. (Metals & Mining)	1,596	28,425
ALLETE, Inc. (Electric Utilities)	684	43,673
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	798	5,642
Altisource Residential Corp. (Real Estate Investment Trusts)	1,026	9,850
Altra Industrial Motion Corp. (Machinery)	456	12,950
AMAG Pharmaceuticals, Inc.* (Biotechnology)	570	15,122
Ambac Financial Group, Inc.* (Insurance)	798	14,508
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	456	26,439
Amedisys, Inc.* (Health Care Providers & Services)	456	24,419
American Assets Trust, Inc. (Real Estate Investment Trusts)	570	26,152
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,140	19,847
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	798	13,055
American Eagle Outfitters, Inc. (Specialty Retail)	2,394	42,899
American Equity Investment Life Holding Co. (Insurance)	1,254	19,976
American Software, Inc. - Class A (Software)	570	6,287
American States Water Co. (Water Utilities)	570	24,624
American Vanguard Corp. (Chemicals)	570	8,482
Ameris Bancorp (Banks)	570	18,901
Amicus Therapeutics, Inc.* (Biotechnology)	2,166	14,556
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,710	10,756
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	684	28,933
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	684	11,067

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,368	$1,354
Amplify Snack Brands, Inc.* (Food Products)	570	8,128
Anavex Life Sciences Corp.* (Biotechnology)	1,026	3,940
Angie’s List, Inc.* (Internet Software & Services)	912	7,378
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	570	9,456
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	456	27,944
Anthera Pharmaceuticals, Inc.* (Biotechnology)	1,368	4,213
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	1,824	8,974
Apogee Enterprises, Inc. (Building Products)	456	21,318
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	912	14,820
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,368	12,298
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	570	7,735
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	570	26,762
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	1,368	9,001
Aratana Therapeutics, Inc.* (Pharmaceuticals)	912	6,922
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	1,254	4,941
ArcBest Corp. (Road & Rail)	456	8,532
Archrock, Inc. (Energy Equipment & Services)	1,254	11,173
Ardelyx, Inc.* (Biotechnology)	684	7,305
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,674	7,806
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	570	7,239
Argo Group International Holdings, Ltd. (Insurance)	456	23,662
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,622	24,935
Arlington Asset Investment Corp. - Class A (Capital Markets)	456	6,352
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	570	8,533
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	570	12,130
Armstrong Flooring, Inc.* (Building Products)	456	9,088
Array BioPharma, Inc.* (Biotechnology)	2,736	10,233
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,254	7,474
Ascena Retail Group, Inc.* (Specialty Retail)	2,622	21,317
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	570	8,573
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	1,482	8,833
Aspen Technology, Inc.* (Software)	1,140	47,755
Asterias Biotherapeutics, Inc.* (Biotechnology)	1,254	3,749
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,368	20,069
Atara Biotherapeutics, Inc.* (Biotechnology)	456	10,944
Athersys, Inc.* (Biotechnology)	2,394	5,315
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	2,736	6,895
Atlantica Yield PLC (Independent Power and Renewable Electricity Producers)	912	18,377
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	342	14,785
AtriCure, Inc.* (Health Care Equipment & Supplies)	570	8,658
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,026	10,958
AVG Technologies N.V.* (Software)	684	16,915
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	912	5,937
Avista Corp. (Multi-Utilities)	912	39,672
Avon Products, Inc. (Personal Products)	6,384	25,983
AVX Corp. (Electronic Equipment, Instruments & Components)	798	10,901
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	570	6,099
Axiall Corp. (Chemicals)	1,026	33,499
AxoGen, Inc.* (Health Care Equipment & Supplies)	684	4,596
Axovant Sciences, Ltd.* (Biotechnology)	570	8,436
AZZ, Inc. (Electrical Equipment)	342	21,231
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	912	15,340
B&G Foods, Inc. - Class A (Food Products)	912	47,051
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	684	10,506
Balchem Corp. (Chemicals)	456	29,125
Banc of California, Inc. (Banks)	798	17,700
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	456	12,458
BancorpSouth, Inc. (Banks)	1,254	29,870
Bank Mutual Corp. (Thrifts & Mortgage Finance)	912	6,968
Bank of the Ozarks, Inc. (Banks)	1,140	41,029
Bankrate, Inc.* (Internet Software & Services)	912	7,269
Banner Corp. (Banks)	456	19,033
Barnes & Noble Education, Inc.* (Specialty Retail)	798	9,225
Barnes & Noble, Inc. (Specialty Retail)	1,026	13,420
Barnes Group, Inc. (Machinery)	684	25,944
Barracuda Networks, Inc.* (Software)	456	10,068
Bazaarvoice, Inc.* (Internet Software & Services)	1,824	7,570
BBCN Bancorp, Inc. (Banks)	1,140	17,522
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	798	37,521
Beazer Homes USA, Inc.* (Household Durables)	798	7,653

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	570	$41,730
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,368	15,718
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	798	18,705
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	1,140	15,458
Berkshire Hills Bancorp, Inc. (Banks)	456	12,025
BGC Partners, Inc. - Class A (Capital Markets)	3,078	27,302
Big Lots, Inc. (Multiline Retail)	684	36,375
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,026	6,125
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,938	7,016
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,280	3,876
BioScrip, Inc.* (Health Care Providers & Services)	1,824	4,669
Biostage, Inc.* (Biotechnology)	1	1
BioTelemetry, Inc.* (Health Care Providers & Services)	570	10,841
BioTime, Inc.* (Biotechnology)	1,938	6,047
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	342	13,283
Black Hills Corp. (Multi-Utilities)	684	43,126
Blackbaud, Inc. (Software)	684	45,725
Blackhawk Network Holdings, Inc.* (IT Services)	798	27,762
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,596	28,696
Blucora, Inc.* (Internet Software & Services)	798	8,148
Blue Hills Bancorp, Inc. (Banks)	456	6,498
Bluebird Bio, Inc.* (Biotechnology)	570	32,592
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	912	18,559
BNC Bancorp (Banks)	570	13,828
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	798	7,310
Boise Cascade Co.* (Paper & Forest Products)	684	18,585
Boston Private Financial Holdings, Inc. (Banks)	1,254	15,198
Bottomline Technologies, Inc.* (Software)	684	14,439
Box, Inc.* - Class A (Internet Software & Services)	912	10,625
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,254	24,591
Brady Corp. - Class A (Commercial Services & Supplies)	684	21,984
Briggs & Stratton Corp. (Machinery)	684	15,547
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	570	38,231
Brightcove, Inc.* (Internet Software & Services)	684	7,161
Bristow Group, Inc. (Energy Equipment & Services)	684	7,394
BroadSoft, Inc.* (Software)	456	20,442
Brookline Bancorp, Inc. (Banks)	1,140	12,985
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,140	14,284
Builders FirstSource, Inc.* (Building Products)	1,368	17,634
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	342	17,996
CACI International, Inc.* - Class A (IT Services)	342	32,603
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	912	9,813
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,026	7,079
Caesarstone, Ltd.* (Building Products)	342	12,822
CalAmp Corp.* (Communications Equipment)	684	9,713
Caleres, Inc. (Specialty Retail)	684	18,003
Calgon Carbon Corp. (Chemicals)	798	11,012
California Resources Corp.* (Oil, Gas & Consumable Fuels)	570	5,848
California Water Service Group (Water Utilities)	684	23,071
Calix, Inc.* (Communications Equipment)	912	7,041
Callaway Golf Co. (Leisure Products)	1,482	15,857
Callidus Software, Inc.* (Software)	912	18,723
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,824	20,775
Cal-Maine Foods, Inc. (Food Products)	456	19,106
Cambrex Corp.* (Life Sciences Tools & Services)	456	23,899
Cantel Medical Corp. (Health Care Equipment & Supplies)	456	30,529
Capital Senior Living Corp.* (Health Care Providers & Services)	570	11,104
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,824	25,846
Capstead Mortgage Corp. (Real Estate Investment Trusts)	1,482	14,746
Cardinal Financial Corp. (Banks)	570	14,683
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	570	11,178
Cardtronics PLC* - Class A (IT Services)	684	30,089
Career Education Corp.* (Diversified Consumer Services)	1,368	9,453
CareTrust REIT, Inc. (Real Estate Investment Trusts)	912	13,178
Carmike Cinemas, Inc.* (Media)	456	14,054
Carpenter Technology Corp. (Metals & Mining)	684	26,847
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	798	26,174
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	684	8,283
Cascade Bancorp* (Banks)	912	5,144
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	798	7,469
Cash America International, Inc. (Consumer Finance)	342	14,655
Castlight Health, Inc.* - Class B (Health Care Technology)	1,140	4,252
Catalent, Inc.* (Pharmaceuticals)	1,368	34,939

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	684	$8,283
Cathay General Bancorp (Banks)	1,026	30,759
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	798	37,243
CBIZ, Inc.* (Professional Services)	912	9,859
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	2,508	30,823
CEB, Inc. (Professional Services)	456	27,378
CECO Environmental Corp. (Commercial Services & Supplies)	684	6,327
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,482	11,915
Celadon Group, Inc. (Road & Rail)	570	4,708
Celldex Therapeutics, Inc.* (Biotechnology)	1,824	8,427
Cempra, Inc.* (Pharmaceuticals)	684	12,291
CenterState Banks, Inc. (Banks)	798	13,295
Central European Media Enterprises, Ltd.* - Class A (Media)	2,166	5,003
Central Garden & Pet Co.* - Class A (Household Products)	570	12,990
Central Pacific Financial Corp. (Banks)	456	11,186
Century Aluminum Co.* (Metals & Mining)	1,026	7,787
Cepheid, Inc.* (Biotechnology)	1,026	36,248
Cerus Corp.* (Health Care Equipment & Supplies)	1,710	12,637
ChannelAdvisor Corp.* (Internet Software & Services)	456	7,187
Chart Industries, Inc.* (Machinery)	456	13,689
Chatham Lodging Trust (Real Estate Investment Trusts)	570	13,669
Chegg, Inc.* (Diversified Consumer Services)	1,596	8,602
Chemical Financial Corp. (Banks)	570	23,587
Chemtura Corp.* (Chemicals)	912	25,618
Chesapeake Lodging Trust (Real Estate Investment Trusts)	912	23,046
Chico’s FAS, Inc. (Specialty Retail)	1,938	23,275
Chimerix, Inc.* (Biotechnology)	1,254	5,003
ChromaDex Corp.* (Life Sciences Tools & Services)	1,254	5,016
Ciena Corp.* (Communications Equipment)	1,938	37,190
Cimpress N.V.* (Internet Software & Services)	342	32,421
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,306	16,530
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	912	44,314
Citizens, Inc.* (Insurance)	912	7,615
CLARCOR, Inc. (Machinery)	684	42,587
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,938	5,795
Cliffs Natural Resources, Inc.* (Metals & Mining)	2,850	22,544
Clovis Oncology, Inc.* (Biotechnology)	570	8,140
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	1,026	14,877
CNO Financial Group, Inc. (Insurance)	2,508	43,563
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,726	10,022
CoBiz Financial, Inc. (Banks)	684	8,447
Codexis, Inc.* (Chemicals)	1,026	4,463
Coeur Mining, Inc.* (Metals & Mining)	2,280	34,930
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	570	24,355
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	342	36,269
Coherus Biosciences, Inc.* (Biotechnology)	570	14,472
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	570	6,019
Colony Capital, Inc. - Class A (Real Estate Investment Trusts)	1,596	28,377
Colony Starwood Homes (Real Estate Investment Trusts)	912	29,877
Columbia Banking System, Inc. (Banks)	798	24,195
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	342	19,580
Comfort Systems USA, Inc. (Construction & Engineering)	570	17,317
Commercial Metals Co. (Metals & Mining)	1,596	26,398
Community Bank System, Inc. (Banks)	570	25,154
Community Health Systems, Inc.* (Health Care Providers & Services)	1,596	20,381
CommVault Systems, Inc.* (Software)	570	29,492
comScore, Inc.* (Internet Software & Services)	684	17,750
ConforMIS, Inc.* (Health Care Equipment & Supplies)	912	6,357
CONMED Corp. (Health Care Equipment & Supplies)	456	18,532
ConnectOne Bancorp, Inc. (Banks)	570	9,639
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	798	22,303
Continental Building Products, Inc.* (Building Products)	570	13,367
Convergys Corp. (IT Services)	1,254	33,419
Cooper Tire & Rubber Co. (Auto Components)	798	26,326
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,482	8,596
Core-Mark Holding Co., Inc. (Distributors)	684	33,489
CoreSite Realty Corp. (Real Estate Investment Trusts)	456	37,634
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	2,622	3,749
Cornerstone OnDemand, Inc.* (Internet Software & Services)	684	29,541
Costamare, Inc. (Marine)	570	5,580
Cousins Properties, Inc. (Real Estate Investment Trusts)	2,964	31,537
Cowen Group, Inc.* - Class A (Capital Markets)	2,166	6,758
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	570	17,989
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,140	12,916
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	570	8,333
CryoLife, Inc. (Health Care Equipment & Supplies)	684	9,966

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (IT Services)	456	$18,359
CTS Corp. (Electronic Equipment, Instruments & Components)	570	10,893
Cubic Corp. (Aerospace & Defense)	342	13,967
Curis, Inc.* (Biotechnology)	3,192	5,363
Curtiss-Wright Corp. (Aerospace & Defense)	570	50,725
Customers Bancorp, Inc.* (Banks)	456	11,737
CVB Financial Corp. (Banks)	1,482	24,379
Cvent, Inc.* (Internet Software & Services)	456	14,875
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	342	18,796
CYS Investments, Inc. (Real Estate Investment Trusts)	2,280	20,406
Cytokinetics, Inc.* (Biotechnology)	798	8,874
CytRx Corp.* (Biotechnology)	2,052	1,334
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	912	5,901
Dana Holding Corp. (Auto Components)	2,166	29,544
Darling Ingredients, Inc.* (Food Products)	2,280	35,978
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	570	25,365
Dean Foods Co. (Food Products)	1,368	25,253
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	456	30,101
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	456	6,804
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	570	5,991
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,026	12,846
Deluxe Corp. (Commercial Services & Supplies)	684	46,231
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	5,130	14,877
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,254	13,995
Depomed, Inc.* (Pharmaceuticals)	912	17,301
Destination XL Group, Inc.* (Specialty Retail)	1,026	5,294
DeVry Education Group, Inc. (Diversified Consumer Services)	912	20,310
DHI Group, Inc.* (Internet Software & Services)	1,026	7,480
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,710	7,969
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	570	17,203
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	2,850	27,987
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	912	25,755
Digi International, Inc.* (Communications Equipment)	570	6,333
DigitalGlobe, Inc.* (Aerospace & Defense)	912	24,588
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	570	9,861
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	684	12,661
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	684	24,576
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	684	4,220
Dorman Products, Inc.* (Auto Components)	342	21,785
Douglas Dynamics, Inc. (Machinery)	342	9,166
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,026	42,034
Drew Industries, Inc. (Auto Components)	342	31,331
DSW, Inc. - Class A (Specialty Retail)	1,026	24,891
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,026	49,074
Durect Corp.* (Pharmaceuticals)	3,876	7,519
Dycom Industries, Inc.* (Construction & Engineering)	456	42,887
Dynavax Technologies Corp.* (Biotechnology)	684	10,554
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,710	25,872
Dynex Capital, Inc. (Real Estate Investment Trusts)	1,026	7,203
Eagle Bancorp, Inc.* (Banks)	456	23,507
EarthLink Holdings Corp. (Internet Software & Services)	1,824	12,367
Easterly Government Properties, Inc. (Real Estate Investment Trusts)	456	9,343
EastGroup Properties, Inc. (Real Estate Investment Trusts)	456	33,571
Ebix, Inc. (Software)	342	18,235
Echo Global Logistics, Inc.* (Air Freight & Logistics)	456	11,291
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,254	3,950
Education Realty Trust, Inc. (Real Estate Investment Trusts)	912	43,904
Egalet Corp.* (Pharmaceuticals)	798	5,897
El Paso Electric Co. (Electric Utilities)	570	27,178
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	570	8,237
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	798	5,402
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	684	30,294
Elizabeth Arden, Inc.* (Personal Products)	456	6,338
Ellie Mae, Inc.* (Software)	456	42,002
EMCOR Group, Inc. (Construction & Engineering)	798	44,448
EMCORE Corp.* (Communications Equipment)	798	5,171
Emergent BioSolutions, Inc.* (Biotechnology)	456	15,226
Employers Holdings, Inc. (Insurance)	456	13,005
Encore Capital Group, Inc.* (Consumer Finance)	456	11,131
Endocyte, Inc.* (Pharmaceuticals)	1,254	3,988
Endologix, Inc.* (Health Care Equipment & Supplies)	1,254	17,694
Endurance International Group Holdings, Inc.* (Internet Software & Services)	1,026	9,213
Energy Recovery, Inc.* (Machinery)	798	8,539

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
EnerNOC, Inc.* (Software)	798	$5,969
EnerSys (Electrical Equipment)	570	35,540
Ennis, Inc. (Commercial Services & Supplies)	456	7,898
Enova International, Inc.* (Consumer Finance)	684	6,218
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	2,052	35,069
Entercom Communications Corp. - Class A (Media)	570	8,328
Entravision Communications Corp. - Class A (Media)	1,254	9,104
Envestnet, Inc.* (Internet Software & Services)	570	21,756
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	1,026	7,151
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	912	3,803
EPAM Systems, Inc.* (IT Services)	684	48,044
Epiq Systems, Inc. (Software)	456	7,451
Epizyme, Inc.* (Biotechnology)	798	8,267
Eros International PLC* (Media)	570	9,924
ESCO Technologies, Inc. (Machinery)	342	14,484
Essendant, Inc. (Commercial Services & Supplies)	570	11,423
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	1,140	27,314
Esterline Technologies Corp.* (Aerospace & Defense)	456	27,738
Ethan Allen Interiors, Inc. (Household Durables)	456	15,837
Etsy, Inc.* (Internet & Catalog Retail)	1,596	16,056
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,482	26,617
Evercore Partners, Inc. - Class A (Capital Markets)	570	28,882
EVERTEC, Inc. (IT Services)	1,026	17,647
Everyday Health, Inc.* (Internet Software & Services)	684	5,581
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	798	4,349
Exact Sciences Corp.* (Biotechnology)	1,482	25,757
Exar Corp.* (Semiconductors & Semiconductor Equipment)	912	7,643
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,876	5,349
Exelixis, Inc.* (Biotechnology)	3,306	30,349
ExlService Holdings, Inc.* (IT Services)	456	22,577
Exponent, Inc. (Professional Services)	342	17,377
Express, Inc.* (Specialty Retail)	1,140	17,054
Exterran Corp.* (Energy Equipment & Services)	684	8,700
Extreme Networks, Inc.* (Communications Equipment)	2,052	7,982
EZCORP, Inc.* - Class A (Consumer Finance)	1,026	9,296
F.N.B. Corp. (Banks)	2,964	35,420
Fabrinet* (Electronic Equipment, Instruments & Components)	570	21,523
Fair Isaac Corp. (Software)	456	57,747
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,596	31,505
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,254	8,590
Farmers National Banc Corp. (Banks)	570	5,444
FCB Financial Holdings, Inc.* - Class A (Banks)	456	15,946
Federal Signal Corp. (Machinery)	1,026	13,492
Federal-Mogul Holdings Corp.* (Auto Components)	684	6,047
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	2,166	13,754
Ferro Corp.* (Chemicals)	1,254	16,252
Ferroglobe PLC (Metals & Mining)	1,140	10,625
FibroGen, Inc.* (Biotechnology)	798	15,266
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	456	10,187
Financial Engines, Inc. (Capital Markets)	798	21,059
Finisar Corp.* (Communications Equipment)	1,596	29,941
First BanCorp.* (Banks)	2,166	9,942
First Busey Corp. (Banks)	570	12,842
First Cash Financial Services, Inc. (Consumer Finance)	456	23,396
First Commonwealth Financial Corp. (Banks)	1,482	14,301
First Financial Bancorp (Banks)	912	19,435
First Financial Bankshares, Inc. (Banks)	912	31,163
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,596	47,034
First Merchants Corp. (Banks)	684	17,921
First Midwest Bancorp, Inc. (Banks)	1,140	21,284
First Potomac Realty Trust (Real Estate Investment Trusts)	1,026	10,373
FirstMerit Corp. (Banks)	2,280	48,404
Five Below, Inc.* (Specialty Retail)	798	40,705
Five Prime Therapeutics, Inc.* (Biotechnology)	456	23,115
Five9, Inc.* (Internet Software & Services)	684	8,625
Fleetmatics Group PLC* (Software)	570	24,487
Flotek Industries, Inc.* (Chemicals)	912	12,950
Fluidigm Corp.* (Life Sciences Tools & Services)	684	7,216
Flushing Financial Corp. (Banks)	456	10,173
FNFV Group* (Diversified Financial Services)	1,140	13,600
Forestar Group, Inc.* (Real Estate Management & Development)	684	8,400
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,026	9,593
Fortress Biotech, Inc.* (Biotechnology)	1,482	4,490
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	912	14,893
Forward Air Corp. (Air Freight & Logistics)	456	21,103
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	684	21,614
Four Corners Property Trust, Inc. (Real Estate Investment Trusts)	912	19,800
Fox Factory Holding Corp.* (Auto Components)	456	8,751

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Francesca’s Holdings Corp.* (Specialty Retail)	798	$10,143
Franklin Electric Co., Inc. (Machinery)	684	26,484
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,482	18,999
Fred’s, Inc. - Class A (Multiline Retail)	684	10,869
Fresh Del Monte Produce, Inc. (Food Products)	456	25,924
Freshpet, Inc.* (Food Products)	570	4,982
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,140	9,052
FTI Consulting, Inc.* (Professional Services)	570	24,419
FuelCell Energy, Inc.* (Electrical Equipment)	798	4,301
Fulton Financial Corp. (Banks)	2,394	32,678
FutureFuel Corp. (Chemicals)	570	6,532
GAIN Capital Holdings, Inc. (Capital Markets)	912	6,129
Galena Biopharma, Inc.* (Biotechnology)	3,534	1,571
Gannett Co., Inc. (Media)	1,710	21,820
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	798	10,669
GATX Corp. (Trading Companies & Distributors)	570	25,496
GCP Applied Technologies, Inc.* (Chemicals)	1,026	28,246
Gener8 Maritime, Inc.* (Oil, Gas & Consumable Fuels)	912	4,852
Generac Holdings, Inc.* (Electrical Equipment)	912	34,464
General Cable Corp. (Electrical Equipment)	798	11,755
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	570	8,772
Genesis Healthcare, Inc.* (Health Care Providers & Services)	2,052	4,227
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	798	8,499
Gentherm, Inc.* (Auto Components)	570	19,129
Genworth Financial, Inc.* - Class A (Insurance)	7,410	21,193
Geron Corp.* (Biotechnology)	2,964	7,944
Getty Realty Corp. (Real Estate Investment Trusts)	456	10,360
Gibraltar Industries, Inc.* (Building Products)	456	16,088
Gigamon, Inc.* (Software)	456	21,304
GigPeak, Inc.* (Semiconductors & Semiconductor Equipment)	1,824	3,447
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	570	22,817
Glacier Bancorp, Inc. (Banks)	1,140	31,441
Gladstone Commercial Corp. (Real Estate Investment Trusts)	456	8,299
Global Eagle Entertainment, Inc.* (Media)	1,026	8,413
Global Net Lease, Inc. (Real Estate Investment Trusts)	2,508	21,895
Globalstar, Inc.* (Diversified Telecommunication Services)	7,068	8,411
Globant SA* (Software)	456	19,239
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,026	23,547
Glu Mobile, Inc.* (Software)	2,508	5,869
GNC Holdings, Inc. - Class A (Specialty Retail)	1,026	20,941
Gogo, Inc.* (Internet Software & Services)	1,026	8,629
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,368	23,201
Gold Resource Corp. (Metals & Mining)	1,482	8,329
GoPro, Inc.* - Class A (Household Durables)	1,596	20,173
Government Properties Income Trust (Real Estate Investment Trusts)	1,026	24,480
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	5,814	58,083
Grand Canyon Education, Inc.* (Diversified Consumer Services)	684	28,769
Granite Construction, Inc. (Construction & Engineering)	570	28,375
Gray Television, Inc.* (Media)	1,026	10,157
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,368	6,074
Great Western Bancorp, Inc. (Banks)	798	26,470
Green Brick Partners, Inc.* (Household Durables)	684	4,829
Green Dot Corp.* - Class A (Consumer Finance)	684	16,553
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	570	12,928
Greenhill & Co., Inc. (Capital Markets)	456	9,042
Greenlight Capital Re, Ltd.* - Class A (Insurance)	570	11,759
Greif, Inc. - Class A (Containers & Packaging)	456	18,299
Griffon Corp. (Building Products)	570	9,770
GrubHub, Inc.* (Internet Software & Services)	1,140	43,228
GTT Communications, Inc.* (Internet Software & Services)	456	9,362
GUESS?, Inc. (Specialty Retail)	912	13,425
Guidance Software, Inc.* (Software)	684	4,022
H&E Equipment Services, Inc. (Trading Companies & Distributors)	570	10,613
H.B. Fuller Co. (Chemicals)	684	31,847
Haemonetics Corp.* (Health Care Equipment & Supplies)	798	24,195
Halozyme Therapeutics, Inc.* (Biotechnology)	1,710	16,997
Halyard Health, Inc.* (Health Care Equipment & Supplies)	684	23,660
Hampton Roads Bankshares, Inc.* (Banks)	1,938	3,973
Hancock Holding Co. (Banks)	1,140	33,049
Hanmi Financial Corp. (Banks)	570	13,976
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	570	12,819
Harmonic, Inc.* (Communications Equipment)	1,938	6,376
Harsco Corp. (Machinery)	1,482	14,509
Hawaiian Holdings, Inc.* (Airlines)	798	36,333
HC2 Holdings, Inc.* (Construction & Engineering)	1,026	4,720

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Headwaters, Inc.* (Construction Materials)	1,140	$22,674
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,482	53,589
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,026	39,819
HealthEquity, Inc.* (Health Care Providers & Services)	684	20,192
HealthSouth Corp. (Health Care Providers & Services)	1,254	53,984
HealthStream, Inc.* (Health Care Technology)	456	11,049
Healthways, Inc.* (Health Care Providers & Services)	684	11,519
Heartland Express, Inc. (Road & Rail)	798	14,779
Hecla Mining Co. (Metals & Mining)	5,472	35,512
Helen of Troy, Ltd.* (Household Durables)	342	34,066
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,710	13,577
Heritage Commerce Corp. (Banks)	570	5,974
Heritage Financial Corp. (Banks)	570	9,952
Heritage Insurance Holdings, Inc. (Insurance)	570	7,062
Heritage Oaks Bancorp (Banks)	684	5,568
Herman Miller, Inc. (Commercial Services & Supplies)	912	29,886
Heron Therapeutics, Inc.* (Biotechnology)	570	9,473
Hersha Hospitality Trust (Real Estate Investment Trusts)	684	12,928
HFF, Inc. - Class A (Real Estate Management & Development)	570	16,080
Hibbett Sports, Inc.* (Specialty Retail)	342	11,943
Higher One Holdings, Inc.* (IT Services)	1,140	5,848
Hill International, Inc.* (Professional Services)	1,026	4,278
Hillenbrand, Inc. (Machinery)	798	25,815
Hilltop Holdings, Inc.* (Banks)	1,140	24,829
HMS Holdings Corp.* (Health Care Technology)	1,254	24,930
HNI Corp. (Commercial Services & Supplies)	684	35,657
Home BancShares, Inc. (Banks)	1,710	35,688
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	456	10,169
Horace Mann Educators Corp. (Insurance)	570	19,483
Horizon Pharma PLC* (Pharmaceuticals)	2,280	43,980
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	684	5,458
Hortonworks, Inc.* (Internet Software & Services)	798	9,345
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,824	30,917
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	3,192	5,873
HRG Group, Inc.* (Household Products)	1,710	25,462
HSN, Inc. (Internet & Catalog Retail)	456	23,329
Hub Group, Inc.* - Class A (Air Freight & Logistics)	456	18,669
Hubspot, Inc.* (Software)	456	24,893
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	1,140	38,543
IBERIABANK Corp. (Banks)	570	35,608
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	912	6,566
IDACORP, Inc. (Electric Utilities)	684	55,302
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,964	5,098
Ignyta, Inc.* (Biotechnology)	912	5,025
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	912	18,331
IMAX Corp.* (Media)	912	28,810
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	798	5,993
ImmunoGen, Inc.* (Biotechnology)	1,938	5,388
Immunomedics, Inc.* (Biotechnology)	2,280	6,042
Impax Laboratories, Inc.* (Pharmaceuticals)	1,026	32,237
Imperva, Inc.* (Software)	456	21,487
INC Research Holdings, Inc.* - Class A (Life Sciences Tools & Services)	570	25,371
inContact, Inc.* (Internet Software & Services)	912	12,677
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	912	4,587
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	912	8,244
Independent Bank Corp. (Banks)	342	17,172
Infinera Corp.* (Communications Equipment)	2,052	17,976
Infinity Pharmaceuticals, Inc.* (Biotechnology)	2,736	4,596
Infoblox, Inc.* (Software)	912	17,073
Information Services Group, Inc.* (IT Services)	1,140	4,321
InfraREIT, Inc. (Real Estate Investment Trusts)	684	12,079
Ingevity Corp.* (Chemicals)	684	26,177
InnerWorkings, Inc.* (Commercial Services & Supplies)	798	6,791
Innospec, Inc. (Chemicals)	342	17,192
Innoviva, Inc. (Pharmaceuticals)	1,254	16,139
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,140	11,263
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	570	20,053
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	570	15,162
Insmed, Inc.* (Biotechnology)	1,026	11,748
Insulet Corp.* (Health Care Equipment & Supplies)	798	28,241
Insys Therapeutics, Inc.* (Biotechnology)	570	8,921
Integer Holdings Corp.* (Health Care Equipment & Supplies)	456	10,128
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	456	38,427
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,824	40,110
Inteliquent, Inc. (Diversified Telecommunication Services)	570	11,714
Intelsat S.A.* (Diversified Telecommunication Services)	1,482	3,409
InterDigital, Inc. (Communications Equipment)	456	26,927

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Interface, Inc. (Commercial Services & Supplies)	1,026	$18,324
International Bancshares Corp. (Banks)	798	21,881
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	456	15,399
Intersect ENT, Inc.* (Pharmaceuticals)	570	9,029
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,938	29,613
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	1,596	28,696
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	570	23,256
Intralinks Holdings, Inc.* (Internet Software & Services)	912	6,348
Invacare Corp. (Health Care Equipment & Supplies)	684	7,880
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,482	10,048
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,596	22,982
Investment Technology Group, Inc. (Capital Markets)	570	9,519
Investors Bancorp, Inc. (Banks)	4,104	46,621
Investors Real Estate Trust (Real Estate Investment Trusts)	2,052	13,584
Invitae Corp.* (Biotechnology)	570	4,999
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	912	5,910
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,368	12,285
iRobot Corp.* (Household Durables)	456	17,292
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,938	27,384
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	456	8,541
iStar Financial, Inc.* (Real Estate Investment Trusts)	1,254	12,991
Itron, Inc.* (Electronic Equipment, Instruments & Components)	456	19,467
Ixia* (Communications Equipment)	1,140	13,110
IXYS Corp. (Semiconductors & Semiconductor Equipment)	570	6,236
j2 Global, Inc. (Internet Software & Services)	684	45,718
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	456	40,306
Janus Capital Group, Inc. (Capital Markets)	2,052	30,985
Jive Software, Inc.* (Software)	1,482	5,632
John Bean Technologies Corp. (Machinery)	456	30,516
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,026	3,796
Joy Global, Inc. (Machinery)	1,368	37,798
K12, Inc.* (Diversified Consumer Services)	684	8,468
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	456	7,643
Kaman Corp. - Class A (Trading Companies & Distributors)	456	19,681
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,254	17,907
Karyopharm Therapeutics, Inc.* (Biotechnology)	684	5,048
KB Home (Household Durables)	1,254	19,688
KCG Holdings, Inc.* - Class A (Capital Markets)	912	13,799
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,368	17,811
Kelly Services, Inc. - Class A (Professional Services)	570	11,668
Kemper Corp. (Insurance)	570	19,534
Kennametal, Inc. (Machinery)	1,140	28,340
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,254	26,397
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,482	10,908
Kforce, Inc. (Professional Services)	456	8,144
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	570	7,193
Kimball International, Inc. - Class B (Commercial Services & Supplies)	684	7,791
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,368	16,772
Kite Pharma, Inc.* (Biotechnology)	570	32,278
Kite Realty Group Trust (Real Estate Investment Trusts)	1,140	34,667
KLX, Inc.* (Aerospace & Defense)	798	25,775
Knight Transportation, Inc. (Road & Rail)	1,026	30,606
Knoll, Inc. (Commercial Services & Supplies)	684	17,271
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,368	18,386
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,938	4,516
Korn/Ferry International (Professional Services)	912	20,985
Kraton Performance Polymers, Inc.* (Chemicals)	456	13,639
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,254	5,530
Kronos Worldwide, Inc. (Chemicals)	798	4,509
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,368	16,922
Ladder Capital Corp. (Real Estate Investment Trusts)	684	8,933
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	2,394	5,841
Lakeland Bancorp, Inc. (Banks)	684	8,146
Landec Corp.* (Food Products)	570	6,555
Lannett Co., Inc.* (Pharmaceuticals)	456	14,236
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,482	40,829
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,052	12,333
La-Z-Boy, Inc. (Household Durables)	684	20,670
LegacyTexas Financial Group, Inc. (Banks)	684	19,508
LendingClub Corp.* (Consumer Finance)	4,788	22,121
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	798	13,023
Lexington Realty Trust (Real Estate Investment Trusts)	3,306	35,936
Liberty Braves Group* - Class C (Media)	570	9,109
Liberty Media Group* - Class A (Media)	456	10,351

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Liberty Media Group* - Class C (Media)	798	$17,891
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	1,026	24,285
LifeLock, Inc.* (Diversified Consumer Services)	1,254	20,979
Limelight Networks, Inc.* (Internet Software & Services)	2,850	4,817
Lion Biotechnologies, Inc.* (Biotechnology)	912	8,062
Lionbridge Technologies, Inc.* (IT Services)	1,368	6,170
Liquidity Services, Inc.* (Internet Software & Services)	684	5,527
Lithia Motors, Inc. - Class A (Specialty Retail)	342	29,511
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	342	42,756
LivePerson, Inc.* (Internet Software & Services)	1,140	7,610
LogMeIn, Inc.* (Internet Software & Services)	342	29,380
Louisiana-Pacific Corp.* (Paper & Forest Products)	2,052	41,451
LSI Industries, Inc. (Electrical Equipment)	570	6,247
LTC Properties, Inc. (Real Estate Investment Trusts)	570	30,512
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	570	8,567
Lumentum Holdings, Inc.* (Communications Equipment)	798	24,140
Luminex Corp.* (Life Sciences Tools & Services)	684	14,658
M.D.C. Holdings, Inc. (Household Durables)	570	15,002
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	342	13,512
M/I Homes, Inc.* (Household Durables)	456	10,283
Macatawa Bank Corp. (Banks)	798	6,185
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,254	35,363
MacroGenics, Inc.* (Biotechnology)	570	17,436
Magellan Health, Inc.* (Health Care Providers & Services)	342	23,417
Maiden Holdings, Ltd. (Insurance)	1,026	14,333
MainSource Financial Group, Inc. (Banks)	456	10,155
MannKind Corp.* (Biotechnology)	6,498	6,433
ManTech International Corp. - Class A (IT Services)	342	13,512
Marchex, Inc.* - Class B (Internet Software & Services)	1,254	3,975
MarineMax, Inc.* (Specialty Retail)	456	9,211
Marketo, Inc.* (Internet Software & Services)	570	20,053
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	342	26,095
Marten Transport, Ltd. (Road & Rail)	456	9,872
Masimo Corp.* (Health Care Equipment & Supplies)	570	30,193
Masonite International Corp.* (Building Products)	456	31,841
MasTec, Inc.* (Construction & Engineering)	1,026	25,086
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,140	24,043
Matrix Service Co.* (Energy Equipment & Services)	570	9,445
Matson, Inc. (Marine)	684	25,561
Matthews International Corp. - Class A (Commercial Services & Supplies)	456	27,410
MAXIMUS, Inc. (IT Services)	912	53,735
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	912	19,891
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	912	5,016
MB Financial, Inc. (Banks)	1,026	39,388
MBIA, Inc.* (Insurance)	2,052	17,319
McDermott International, Inc.* (Energy Equipment & Services)	3,648	18,897
McGrath RentCorp (Commercial Services & Supplies)	342	10,900
MDC Partners, Inc. - Class A (Media)	798	10,182
Medgenics, Inc.* (Biotechnology)	798	4,604
Media General, Inc.* (Media)	1,596	28,074
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	3,306	51,904
MediciNova, Inc.* (Biotechnology)	798	4,948
Medidata Solutions, Inc.* (Health Care Technology)	798	42,413
MeetMe, Inc.* (Internet Software & Services)	1,140	7,330
Mentor Graphics Corp. (Software)	1,482	31,656
Mercury Systems, Inc.* (Aerospace & Defense)	570	14,774
Meredith Corp. (Media)	570	31,053
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	798	11,731
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	684	13,242
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	684	16,033
Meritage Homes Corp.* (Household Durables)	570	20,742
Meritor, Inc.* (Machinery)	1,482	12,419
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,052	11,902
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	570	19,967
MGE Energy, Inc. (Electric Utilities)	456	25,604
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	4,902	35,245
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,596	62,243
MiMedx Group, Inc.* (Biotechnology)	1,710	12,808
Minerals Technologies, Inc. (Chemicals)	456	29,759
Mitek System, Inc.* (Software)	798	6,025
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	798	36,453
Mobile Mini, Inc. (Commercial Services & Supplies)	684	22,237
MobileIron, Inc.* (Software)	1,482	5,054
Model N, Inc.* (Software)	456	5,887
Modine Manufacturing Co.* (Auto Components)	912	8,755
Molina Healthcare, Inc.* (Health Care Providers & Services)	570	32,382

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,140	$12,836
MoneyGram International, Inc.* (IT Services)	798	5,554
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	1,026	14,179
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	2,394	25,640
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	570	41,450
Monotype Imaging Holdings, Inc. (Software)	684	13,536
Monro Muffler Brake, Inc. (Specialty Retail)	456	28,555
Monster Worldwide, Inc.* (Internet Software & Services)	2,166	5,480
Moog, Inc.* - Class A (Aerospace & Defense)	456	25,112
MRC Global, Inc.* (Trading Companies & Distributors)	1,368	18,099
MSA Safety, Inc. (Commercial Services & Supplies)	456	25,481
MSG Networks, Inc.* - Class A (Media)	912	14,638
Mueller Industries, Inc. (Machinery)	798	27,164
Mueller Water Products, Inc. - Class A (Machinery)	2,280	27,041
Myriad Genetics, Inc.* (Biotechnology)	912	28,254
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	456	9,138
Natera, Inc.* (Biotechnology)	570	7,467
National Bank Holdings Corp. (Banks)	456	9,134
National CineMedia, Inc. (Media)	1,026	15,985
National General Holdings Corp. (Insurance)	798	16,463
National Health Investors, Inc. (Real Estate Investment Trusts)	570	44,785
National Storage Affiliates Trust (Real Estate Investment Trusts)	456	9,745
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	684	8,639
Natus Medical, Inc.* (Health Care Equipment & Supplies)	456	17,934
Nautilus, Inc.* (Leisure Products)	570	10,739
Navigant Consulting, Inc.* (Professional Services)	798	15,729
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	2,736	4,186
Navistar International Corp.* (Machinery)	912	11,692
NBT Bancorp, Inc. (Banks)	684	20,397
NCI Building Systems, Inc.* (Building Products)	570	9,245
Nektar Therapeutics* (Pharmaceuticals)	1,824	31,537
Neogen Corp.* (Health Care Equipment & Supplies)	570	31,436
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,026	8,947
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	684	8,584
NETGEAR, Inc.* (Communications Equipment)	456	23,452
NetScout Systems, Inc.* (Communications Equipment)	1,368	38,276
NeuStar, Inc.* - Class A (IT Services)	798	20,102
Nevro Corp.* (Health Care Equipment & Supplies)	342	28,283
New Jersey Resources Corp. (Gas Utilities)	1,140	42,454
New Media Investment Group, Inc. (Media)	684	12,079
New Residential Investment Corp. (Real Estate Investment Trusts)	3,078	42,076
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	1,254	15,035
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	1,824	11,929
New York REIT, Inc. (Real Estate Investment Trusts)	2,394	22,839
Newpark Resources, Inc.* (Energy Equipment & Services)	1,596	10,087
NewStar Financial, Inc.* (Diversified Financial Services)	570	5,825
Nexstar Broadcasting Group, Inc. - Class A (Media)	456	23,051
NIC, Inc. (Internet Software & Services)	912	21,268
NII Holdings, Inc.* (Wireless Telecommunication Services)	1,482	4,505
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	1,140	8,482
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,140	7,159
NN, Inc. (Machinery)	456	7,693
Nobilis Health Corp.* (Health Care Providers & Services)	1,824	5,198
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,368	16,826
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,140	4,514
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	684	10,212
NorthStar Realty Europe Corp. (Real Estate Investment Trusts)	1,026	9,491
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,482	22,097
Northwest Natural Gas Co. (Gas Utilities)	342	22,209
NorthWestern Corp. (Multi-Utilities)	684	41,546
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	570	8,955
Novavax, Inc.* (Biotechnology)	3,876	28,372
Novocure, Ltd.* (Health Care Equipment & Supplies)	912	6,858
NOW, Inc.* (Trading Companies & Distributors)	1,482	27,135
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	684	11,751
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,026	18,406
Nutrisystem, Inc. (Internet & Catalog Retail)	456	13,488
NuVasive, Inc.* (Health Care Equipment & Supplies)	684	42,545
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	912	20,164
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,508	19,061
Oclaro, Inc.* (Communications Equipment)	1,824	10,452

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	3,078	$6,156
Office Depot, Inc.* (Specialty Retail)	7,980	27,611
OFG Bancorp (Banks)	912	9,676
Oil States International, Inc.* (Energy Equipment & Services)	798	24,674
Old National Bancorp (Banks)	1,938	25,504
Old Second Bancorp, Inc. (Banks)	798	6,025
Olin Corp. (Chemicals)	2,280	47,652
OM Asset Management PLC (Capital Markets)	684	9,576
Omeros Corp.* (Pharmaceuticals)	684	8,044
Omnicell, Inc.* (Health Care Technology)	570	22,048
OMNOVA Solutions, Inc.* (Chemicals)	912	8,637
On Assignment, Inc.* (Professional Services)	684	25,274
On Deck Capital, Inc.* (Diversified Financial Services)	1,140	5,928
ONE Gas, Inc. (Gas Utilities)	684	44,433
Ophthotech Corp.* (Biotechnology)	456	29,293
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,140	7,775
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,140	12,073
Organovo Holdings, Inc.* (Biotechnology)	1,938	8,295
Orion Marine Group, Inc.* (Construction & Engineering)	912	5,153
Oritani Financial Corp. (Thrifts & Mortgage Finance)	684	11,094
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	570	26,016
Otonomy, Inc.* (Biotechnology)	456	6,548
Otter Tail Corp. (Electric Utilities)	570	19,865
OvaScience, Inc.* (Biotechnology)	912	4,596
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	684	8,748
Owens & Minor, Inc. (Health Care Providers & Services)	912	32,568
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	570	4,583
P.H. Glatfelter Co. (Paper & Forest Products)	684	14,131
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,254	10,722
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	912	6,229
Pacific Premier Bancorp, Inc.* (Banks)	456	11,012
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	570	20,663
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	342	25,291
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	570	8,550
PAREXEL International Corp.* (Life Sciences Tools & Services)	684	45,725
Park Sterling Corp. (Banks)	1,026	7,921
Parker Drilling Co.* (Energy Equipment & Services)	2,736	5,664
Parkway Properties, Inc. (Real Estate Investment Trusts)	1,254	21,782
Party City Holdco, Inc.* (Specialty Retail)	570	9,131
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	912	22,225
Paycom Software, Inc.* (Software)	684	32,292
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	684	37,464
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	570	9,405
PDL BioPharma, Inc. (Biotechnology)	3,078	10,835
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,026	30,421
Pegasystems, Inc. (Software)	570	15,903
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,140	17,123
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	1,026	26,101
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	1,026	16,652
Penumbra, Inc.* (Health Care Equipment & Supplies)	342	23,362
Perficient, Inc.* (IT Services)	570	12,665
Performance Food Group Co.* (Food & Staples Retailing)	570	15,641
Performance Sports Group, Ltd.* (Leisure Products)	1,368	4,555
PGT, Inc.* (Building Products)	912	10,944
PharmAthene, Inc.* (Biotechnology)	1,938	4,961
PharMerica Corp.* (Health Care Providers & Services)	456	12,111
PHH Corp.* (Thrifts & Mortgage Finance)	912	13,324
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,140	11,012
Physicians Realty Trust (Real Estate Investment Trusts)	1,938	42,093
Pier 1 Imports, Inc. (Specialty Retail)	1,482	7,588
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,026	11,204
Pinnacle Financial Partners, Inc. (Banks)	570	30,273
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,482	4,668
Planet Payment, Inc.* (IT Services)	1,140	5,347
Plantronics, Inc. (Communications Equipment)	456	21,997
Plexus Corp.* (Electronic Equipment, Instruments & Components)	456	20,949
Plug Power, Inc.* (Electrical Equipment)	3,876	6,938
Ply Gem Holdings, Inc.* (Building Products)	456	7,004
PNM Resources, Inc. (Electric Utilities)	1,140	39,170
Polycom, Inc.* (Communications Equipment)	1,938	24,012
PolyOne Corp. (Chemicals)	1,140	39,980
Portland General Electric Co. (Electric Utilities)	1,254	54,763
Portola Pharmaceuticals, Inc.* (Biotechnology)	798	20,716
Potbelly Corp.* (Hotels, Restaurants & Leisure)	570	7,427
Potlatch Corp. (Real Estate Investment Trusts)	570	21,803

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	456	$26,024
PRA Group, Inc.* (Consumer Finance)	684	19,056
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	342	15,862
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	456	6,781
Press Ganey Holdings, Inc.* (Health Care Technology)	342	13,653
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	684	36,593
Primerica, Inc. (Insurance)	684	35,233
Primoris Services Corp. (Construction & Engineering)	684	12,346
PrivateBancorp, Inc. (Banks)	1,140	50,388
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,482	8,670
Progress Software Corp.* (Software)	798	23,190
Proofpoint, Inc.* (Software)	570	43,246
PROS Holdings, Inc.* (Software)	456	8,472
Prosperity Bancshares, Inc. (Banks)	912	46,594
Prothena Corp. PLC* (Biotechnology)	570	31,379
Proto Labs, Inc.* (Machinery)	342	18,824
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	912	18,377
PTC Therapeutics, Inc.* (Biotechnology)	798	4,764
Puma Biotechnology, Inc.* (Biotechnology)	456	22,750
Pure Storage, Inc.* (Technology Hardware, Storage & Peripherals)	1,026	12,928
Q2 Holdings, Inc.* (Internet Software & Services)	456	13,534
Qlik Technologies, Inc.* (Software)	1,254	37,871
QLogic Corp.* (Electronic Equipment, Instruments & Components)	1,254	19,462
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	684	39,159
Quad/Graphics, Inc. (Commercial Services & Supplies)	456	11,564
Quality Systems, Inc. (Health Care Technology)	912	11,199
Qualys, Inc.* (Software)	456	14,314
Quanex Building Products Corp. (Building Products)	570	11,394
Quidel Corp.* (Health Care Equipment & Supplies)	456	10,397
QuinStreet, Inc.* (Internet Software & Services)	1,368	4,966
Quorum Health Corp.* (Health Care Providers & Services)	684	7,449
Quotient Technology, Inc.* (Internet Software & Services)	1,026	12,989
Radian Group, Inc. (Thrifts & Mortgage Finance)	3,078	39,706
Radiant Logistics, Inc.* (Air Freight & Logistics)	1,254	3,963
Radio One, Inc.* - Class D (Media)	1,140	3,648
RadiSys Corp.* (Electronic Equipment, Instruments & Components)	1,026	4,945
Radius Health, Inc.* (Biotechnology)	456	21,487
RadNet, Inc.* (Health Care Providers & Services)	1,026	6,166
RAIT Financial Trust (Real Estate Investment Trusts)	2,052	6,505
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,596	21,578
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	1,140	22,618
Raptor Pharmaceutical Corp.* (Biotechnology)	1,596	9,400
Raven Industries, Inc. (Industrial Conglomerates)	570	11,833
Rayonier Advanced Materials, Inc. (Chemicals)	798	10,988
RBC Bearings, Inc.* (Machinery)	342	26,002
Real Industry, Inc.* (Metals & Mining)	684	5,363
RealNetworks, Inc.* (Internet Software & Services)	912	3,949
RealPage, Inc.* (Software)	798	20,070
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	456	10,493
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,140	16,268
Regis Corp.* (Diversified Consumer Services)	684	9,193
Regulus Therapeutics, Inc.* (Biotechnology)	1,026	3,663
Relypsa, Inc.* (Pharmaceuticals)	684	21,847
Renasant Corp. (Banks)	570	18,365
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	912	8,892
Rent-A-Center, Inc. (Specialty Retail)	912	9,850
Repligen Corp.* (Biotechnology)	570	16,302
Republic First Bancorp, Inc.* (Banks)	1,140	5,005
Resource Capital Corp. (Real Estate Investment Trusts)	570	7,758
Resources Connection, Inc. (Professional Services)	684	10,192
Restoration Hardware Holdings, Inc.* (Specialty Retail)	570	17,562
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	1,368	31,231
RetailMeNot, Inc.* (Internet Software & Services)	798	6,663
Retrophin, Inc.* (Biotechnology)	570	10,220
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	1,026	23,454
Rexnord Corp.* (Machinery)	1,254	26,698
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,394	5,482
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	798	6,336
RingCentral, Inc.* - Class A (Software)	912	21,003
RLI Corp. (Insurance)	570	38,856
RLJ Lodging Trust (Real Estate Investment Trusts)	1,710	40,595
Roadrunner Transportation Systems, Inc.* (Road & Rail)	798	6,041
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,026	8,259
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	456	14,410
Rovi Corp.* (Software)	1,254	23,588

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
RPX Corp.* (Professional Services)	912	$9,184
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	1,140	40,984
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,482	4,817
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,482	5,987
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	570	10,043
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	456	10,479
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	570	9,103
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	570	32,057
S&T Bancorp, Inc. (Banks)	570	14,529
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	1,026	24,532
Sage Therapeutics, Inc.* (Biotechnology)	456	20,456
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	570	12,363
Saia, Inc.* (Road & Rail)	456	13,174
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	1,026	6,505
Sandy Spring Bancorp, Inc. (Banks)	342	10,205
Sangamo BioSciences, Inc.* (Biotechnology)	1,368	8,659
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,026	25,999
Sapiens International Corp. N.V. (Software)	570	7,285
Sarepta Therapeutics, Inc.* (Biotechnology)	684	17,292
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	342	14,032
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	456	8,887
Scholastic Corp. (Media)	456	18,742
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	456	17,241
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	798	8,427
Science Applications International Corp. (IT Services)	570	34,633
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	912	9,717
Scorpio Bulkers, Inc.* (Marine)	1,482	4,876
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,736	13,023
Seacoast Banking Corp. of Florida* (Banks)	570	9,103
Seadrill, Ltd.* (Energy Equipment & Services)	5,700	16,929
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,026	15,800
Select Comfort Corp.* (Specialty Retail)	684	16,320
Select Income REIT (Real Estate Investment Trusts)	912	25,317
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,596	18,354
Selective Insurance Group, Inc. (Insurance)	798	31,250
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	684	19,809
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	912	23,183
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,026	3,406
Sensient Technologies Corp. (Chemicals)	570	42,083
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	798	6,488
Seritage Growth Properties - Class A (Real Estate Investment Trusts)	342	17,121
ServiceSource International, Inc.* (IT Services)	1,482	6,699
ServisFirst Bancshares, Inc. (Banks)	342	17,315
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	684	28,099
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	912	13,771
ShoreTel, Inc.* (Communications Equipment)	1,254	9,204
Shutterfly, Inc.* (Internet & Catalog Retail)	456	24,255
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	912	6,110
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	1,026	5,540
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	570	30,370
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	570	10,271
Silver Spring Networks, Inc.* (Software)	684	8,598
Simmons First National Corp. - Class A (Banks)	456	20,953
Simpson Manufacturing Co., Inc. (Building Products)	570	23,256
Sinclair Broadcast Group, Inc. - Class A (Media)	912	25,372
SkyWest, Inc. (Airlines)	798	22,958
Smart & Final Stores, Inc.* (Food & Staples Retailing)	456	6,288
Smith & Wesson Holding Corp.* (Leisure Products)	798	23,502
Snyder’s-Lance, Inc. (Food Products)	1,140	39,057
Sonic Automotive, Inc. - Class A (Specialty Retail)	570	10,363
Sonic Corp. (Hotels, Restaurants & Leisure)	684	18,406
Sonus Networks, Inc.* (Communications Equipment)	912	7,861
Sorrento Therapeutics, Inc.* (Biotechnology)	798	5,019
Sotheby’s - Class A (Diversified Consumer Services)	798	25,847
South Jersey Industries, Inc. (Gas Utilities)	1,140	36,343
South State Corp. (Banks)	342	24,935
Southside Bancshares, Inc. (Banks)	456	13,949
Southwest Gas Corp. (Gas Utilities)	684	53,010
Spartan Motors, Inc. (Auto Components)	912	7,743
SpartanNash Co. (Food & Staples Retailing)	570	17,955
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,254	8,615
Spire, Inc. (Gas Utilities)	570	39,558

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	684	$6,963
SPX Corp.* (Machinery)	684	10,356
SPX FLOW, Inc.* (Machinery)	570	15,550
STAAR Surgical Co.* (Health Care Equipment & Supplies)	1,026	7,018
STAG Industrial, Inc. (Real Estate Investment Trusts)	1,026	26,040
Stage Stores, Inc. (Specialty Retail)	912	5,408
State Bank Financial Corp. (Banks)	570	12,472
State National Cos., Inc. (Insurance)	684	7,469
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,254	18,183
Stein Mart, Inc. (Specialty Retail)	798	6,863
Sterling Bancorp (Banks)	1,824	30,807
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	912	31,938
Stewart Information Services Corp. (Insurance)	342	14,641
Stifel Financial Corp.* (Capital Markets)	912	32,240
Stillwater Mining Co.* (Metals & Mining)	1,824	27,907
Stoneridge, Inc.* (Auto Components)	570	9,508
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	798	16,710
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	570	6,698
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,368	19,398
Summit Materials, Inc.* - Class A (Construction Materials)	912	20,192
Sun Hydraulics Corp. (Machinery)	342	10,328
SunCoke Energy, Inc. (Metals & Mining)	1,254	9,568
Sunrun, Inc.* (Electrical Equipment)	1,254	6,496
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	3,078	40,937
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	570	12,284
Superior Industries International, Inc. (Auto Components)	456	13,935
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	798	17,732
SUPERVALU, Inc.* (Food & Staples Retailing)	3,990	19,471
Surgical Care Affiliates, Inc.* (Health Care Providers & Services)	456	23,717
Swift Transportation Co.* (Road & Rail)	1,140	21,945
Sykes Enterprises, Inc.* (IT Services)	570	17,493
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	570	29,612
Synchronoss Technologies, Inc.* (Software)	570	21,284
Synergy Pharmaceuticals, Inc.* (Biotechnology)	3,078	12,558
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2,736	17,811
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	456	45,841
Syntel, Inc.* (IT Services)	456	20,661
Synthetic Biologics, Inc.* (Biotechnology)	2,394	4,190
Tailored Brands, Inc. (Specialty Retail)	912	13,361
Take-Two Interactive Software, Inc.* (Software)	1,140	45,805
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,254	17,054
Talmer Bancorp, Inc. - Class A (Banks)	912	19,170
Tangoe, Inc.* (Software)	684	5,534
TASER International, Inc.* (Aerospace & Defense)	798	23,110
Taylor Morrison Home Corp.* - Class A (Household Durables)	570	9,263
Team Health Holdings, Inc.* (Health Care Providers & Services)	912	37,246
Team, Inc.* (Commercial Services & Supplies)	456	12,590
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	456	35,536
Teekay Corp. (Oil, Gas & Consumable Fuels)	912	5,654
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	2,394	7,062
Teledyne Technologies, Inc.* (Aerospace & Defense)	456	47,880
Telenav, Inc.* (Software)	912	4,542
Teligent, Inc.* (Pharmaceuticals)	1,026	8,331
Tenneco, Inc.* (Auto Components)	798	45,103
TerraForm Global, Inc. - Class A (Independent Power and Renewable Electricity Producers)	2,166	7,538
Terraform Power, Inc. (Independent Power and Renewable Electricity Producers)	1,482	17,428
TerraVia Holdings, Inc.* (Chemicals)	2,166	5,480
Terreno Realty Corp. (Real Estate Investment Trusts)	684	19,049
TESARO, Inc.* (Biotechnology)	342	31,888
Tesco Corp. (Energy Equipment & Services)	912	6,028
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	684	21,984
Tetra Tech, Inc. (Commercial Services & Supplies)	798	26,278
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,482	8,907
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	4,583
Texas Capital Bancshares, Inc.* (Banks)	684	33,201
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	912	43,065
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	570	6,772
TG Therapeutics, Inc.* (Biotechnology)	912	5,390
The Advisory Board Co.* (Professional Services)	570	23,803
The Andersons, Inc. (Food & Staples Retailing)	456	16,863
The Bancorp, Inc.* (Banks)	912	4,834
The Brink’s Co. (Commercial Services & Supplies)	684	22,449
The Buckle, Inc. (Specialty Retail)	456	12,490
The Cato Corp. - Class A (Specialty Retail)	456	16,311
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	684	35,383
The Chemours Co. (Chemicals)	2,622	24,385

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
The E.W. Scripps Co.* - Class A (Media)	912	$15,468
The Empire District Electric Co. (Electric Utilities)	684	23,071
The Ensign Group, Inc. (Health Care Providers & Services)	798	17,157
The Finish Line, Inc. - Class A (Specialty Retail)	684	14,863
The GEO Group, Inc. (Real Estate Investment Trusts)	1,026	35,510
The Greenbrier Cos., Inc. (Machinery)	456	14,970
The Hackett Group, Inc. (IT Services)	456	6,106
The KEYW Holding Corp.* (Aerospace & Defense)	798	8,172
The Manitowoc Co., Inc. (Machinery)	2,166	12,065
The Medicines Co.* (Pharmaceuticals)	912	35,668
The New York Times Co. - Class A (Media)	1,824	23,676
The Rubicon Project, Inc.* (Software)	684	9,658
The Spectranetics Corp.* (Health Care Equipment & Supplies)	684	15,855
The St Joe Co.* (Real Estate Management & Development)	798	14,707
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,280	17,716
Theravance Biopharma, Inc.* (Pharmaceuticals)	570	14,541
Thermon Group Holdings, Inc.* (Electrical Equipment)	570	11,503
Third Point Reinsurance, Ltd.* (Insurance)	1,140	14,353
Tidewater, Inc. (Energy Equipment & Services)	1,254	5,355
Tier REIT, Inc. (Real Estate Investment Trusts)	798	13,909
Tile Shop Holdings, Inc.* (Specialty Retail)	570	9,719
Time, Inc. (Media)	1,482	24,201
TimkenSteel Corp. (Metals & Mining)	798	7,996
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	912	4,761
Titan International, Inc. (Machinery)	1,026	6,782
TiVo, Inc.* (Software)	1,482	15,620
TopBuild Corp.* (Household Durables)	570	21,523
TowneBank (Banks)	798	18,314
TransEnterix, Inc.* (Health Care Equipment & Supplies)	2,964	4,001
Travelport Worldwide, Ltd. (IT Services)	1,710	23,068
Tredegar Corp. (Chemicals)	456	8,071
Trevena, Inc.* (Biotechnology)	1,026	6,433
Trex Co., Inc.* (Building Products)	456	22,116
TRI Pointe Group, Inc.* (Household Durables)	2,166	29,133
TriMas Corp.* (Machinery)	684	12,223
TriNet Group, Inc.* (Professional Services)	684	14,836
Trinseo SA (Chemicals)	456	22,704
Triple-S Management Corp.* (Health Care Providers & Services)	456	11,332
Triumph Group, Inc. (Aerospace & Defense)	684	21,088
tronc, Inc. (Media)	570	8,544
Tronox, Ltd. (Chemicals)	1,482	9,618
Trovagene, Inc.* (Biotechnology)	912	5,135
TrueBlue, Inc.* (Professional Services)	684	15,274
TrueCar, Inc.* (Internet Software & Services)	1,026	9,614
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,596	10,581
Trustmark Corp. (Banks)	1,026	26,779
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,254	12,477
Tubemogul, Inc.* (Software)	456	5,112
Tuesday Morning Corp.* (Multiline Retail)	1,026	8,095
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	798	21,347
Tutor Perini Corp.* (Construction & Engineering)	570	14,318
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	912	31,437
Ubiquiti Networks, Inc.* (Communications Equipment)	456	20,392
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	912	5,828
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	570	36,069
UMB Financial Corp. (Banks)	684	37,900
UMH Properties, Inc. (Real Estate Investment Trusts)	570	7,045
Umpqua Holdings Corp. (Banks)	3,078	46,878
Union Bankshares Corp. (Banks)	684	18,359
Unisys Corp.* (IT Services)	1,026	10,168
Unit Corp.* (Energy Equipment & Services)	798	9,975
United Bankshares, Inc. (Banks)	912	34,930
United Community Banks, Inc. (Banks)	1,026	19,740
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,026	6,813
United Development Funding IV+ (Real Estate Investment Trusts)	515	412
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	912	11,993
United Natural Foods, Inc.* (Food & Staples Retailing)	684	34,186
Univar, Inc.* (Trading Companies & Distributors)	684	12,524
Universal American Corp. (Health Care Providers & Services)	1,140	8,732
Universal Corp. (Tobacco)	342	20,284
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	570	40,379
Universal Insurance Holdings, Inc. (Insurance)	570	12,392
Urban Edge Properties (Real Estate Investment Trusts)	1,254	37,507
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	456	11,263
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	1,140	5,381
Valhi, Inc. (Chemicals)	1,824	3,393
Valley National Bancorp (Banks)	3,534	32,053
Vanda Pharmaceuticals, Inc.* (Biotechnology)	684	7,798
VASCO Data Security International, Inc.* (Software)	570	9,525
Vector Group, Ltd. (Tobacco)	1,254	27,701

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Common Stocks, continued

	Shares	Value
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	684	$11,471
Verint Systems, Inc.* (Software)	912	32,166
Versartis, Inc.* (Biotechnology)	570	6,555
ViaSat, Inc.* (Communications Equipment)	570	42,082
Viavi Solutions, Inc.* (Communications Equipment)	3,420	24,385
VirnetX Holding Corp.* (Software)	1,254	5,430
Virtu Financial, Inc. - Class A (Capital Markets)	456	7,843
Virtusa Corp.* (IT Services)	456	12,403
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,938	25,834
Vitae Pharmaceuticals, Inc.* (Biotechnology)	570	6,071
Vital Therapies, Inc.* (Biotechnology)	684	4,254
Vitamin Shoppe, Inc.* (Specialty Retail)	456	13,343
Vivint Solar, Inc.* (Independent Power and Renewable Electricity Producers)	1,140	3,443
Vocera Communications, Inc.* (Health Care Technology)	570	8,430
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,964	17,577
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,710	3,403
Wabash National Corp.* (Machinery)	1,026	14,856
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,140	20,816
WageWorks, Inc.* (Professional Services)	570	35,231
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	456	10,794
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,254	31,350
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,026	35,182
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	456	7,150
Watts Water Technologies, Inc. - Class A (Machinery)	456	28,204
Wayfair, Inc.* - Class A (Internet & Catalog Retail)	456	19,836
Web.com Group, Inc.* (Internet Software & Services)	684	12,900
WebMD Health Corp.* (Internet Software & Services)	570	34,775
Webster Financial Corp. (Banks)	1,254	45,094
Weight Watchers International, Inc.* (Diversified Consumer Services)	570	6,800
Werner Enterprises, Inc. (Road & Rail)	684	17,182
WesBanco, Inc. (Banks)	570	17,624
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	912	11,719
West Corp. (Commercial Services & Supplies)	684	15,123
Westamerica Bancorp (Banks)	342	16,088
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	798	7,852
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,026	21,392
WGL Holdings, Inc. (Gas Utilities)	684	48,420
Whitestone REIT (Real Estate Investment Trusts)	570	9,217
Willbros Group, Inc.* (Energy Equipment & Services)	1,482	3,038
William Lyon Homes* - Class A (Household Durables)	456	7,912
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,596	14,859
Winnebago Industries, Inc. (Automobiles)	456	10,835
Wintrust Financial Corp. (Banks)	684	36,115
WisdomTree Investments, Inc. (Capital Markets)	1,710	16,997
WMIH Corp.* (Insurance)	3,762	9,104
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,368	33,502
Woodward, Inc. (Machinery)	684	40,041
World Wrestling Entertainment, Inc. - Class A (Media)	570	11,258
Worthington Industries, Inc. (Metals & Mining)	684	30,308
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	2,622	33,247
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	1,482	32,500
WSFS Financial Corp. (Thrifts & Mortgage Finance)	456	16,047
Xactly Corp.* (Internet Software & Services)	456	5,664
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	1,140	6,954
Xencor, Inc.* (Biotechnology)	570	10,796
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,482	26,617
XO Group, Inc.* (Internet Software & Services)	456	8,313
XPO Logistics, Inc.* (Air Freight & Logistics)	1,368	40,519
Xura, Inc.* (Software)	456	11,332
Yadkin Financial Corp. (Banks)	798	20,102
YRC Worldwide, Inc.* (Road & Rail)	684	8,119
Zafgen, Inc.* (Biotechnology)	798	2,426
ZAGG, Inc.* (Household Durables)	912	5,773
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	570	19,352
Zendesk, Inc.* (Software)	1,140	34,474
ZIOPHARM Oncology, Inc.* (Biotechnology)	2,052	9,973
ZixCorp.* (Software)	1,368	5,554
Zogenix, Inc.* (Pharmaceuticals)	684	6,245
TOTAL COMMON STOCKS (Cost $14,907,556)		22,275,857

Contingent Rights (NM)

Chelsea Therapeutics International, Ltd.*+^(a) (Biotechnology)	2,635	—
Dyax Corp. CVR*+^(b) (Biotechnology)	1,854	2,058
Leap Wireless International, Inc.*+^(c) (Wireless Telecommunication Services)	1,900	4,788
Trius Therapeutics, Inc.*+^(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		6,846

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Repurchase Agreements(d)(e)(31.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.24%-0.32%, dated 7/29/16, due 8/1/16, total to be received $19,307,438	$19,307,000	$19,307,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,307,000)		19,307,000
TOTAL INVESTMENT SECURITIES (Cost $34,219,344) - 68.7%		41,589,703
Net other assets (liabilities) - 31.3%		18,984,122
NET ASSETS - 100.0%		$60,573,825

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2016, these securities represented 0.012% of the net assets of the fund.
*	Non-income producing security
^	The advisor has deemed these securities to be illiquid. As of July 31, 2016, these securities represented 0.011% of the net assets of the Fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to cash if the company received U.S. Food and Drug Administration approval on a specific medication that is being developed.
(c)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(d)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2016, the aggregate amount held in a segregated account was $8,291,000.

(e)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	70	9/19/16	$8,514,800	$362,120

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	8/29/16	(0.30)%	$11,427,265	$(2,672)
Russell 2000 Index	Goldman Sachs International	8/29/16	0.20%	9,971,909	8,770
				21,399,174	$6,098

iShares Russell 2000 ETF	UBS AG	8/29/16	(0.15)%	28,057,148	(42,616)
Russell 2000 Index	UBS AG	8/29/16	0.20%	40,889,860	(4,176)
				68,947,008	(46,792)
				$90,346,182	$(40,694)

^	Reflects the floating financing rate, as of July 31, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: July 31, 2016

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2016:

	Value	% of Net Assets
Aerospace & Defense	$319,430	0.5%
Air Freight & Logistics	123,536	0.2%
Airlines	59,291	0.1%
Auto Components	247,804	0.4%
Automobiles	10,835	NM
Banks	1,935,040	3.2%
Biotechnology	1,265,870	2.1%
Building Products	246,206	0.4%
Capital Markets	253,140	0.4%
Chemicals	540,805	0.9%
Commercial Services & Supplies	501,660	0.8%
Communications Equipment	433,537	0.7%
Construction & Engineering	212,420	0.4%
Construction Materials	42,866	0.1%
Consumer Finance	122,426	0.2%
Containers & Packaging	18,299	NM
Distributors	33,489	0.1%
Diversified Consumer Services	219,867	0.4%
Diversified Financial Services	30,114	NM
Diversified Telecommunication Services	152,288	0.3%
Electric Utilities	288,625	0.5%
Electrical Equipment	148,981	0.2%
Electronic Equipment, Instruments & Components	604,413	1.0%
Energy Equipment & Services	240,434	0.4%
Food & Staples Retailing	110,404	0.2%
Food Products	212,033	0.4%
Gas Utilities	286,427	0.5%
Health Care Equipment & Supplies	687,037	1.1%
Health Care Providers & Services	506,478	0.8%
Health Care Technology	137,974	0.2%
Hotels, Restaurants & Leisure	555,080	0.9%
Household Durables	265,712	0.4%
Household Products	38,452	0.1%
Independent Power and Renewable Electricity Producers	175,005	0.3%
Industrial Conglomerates	11,833	NM
Insurance	412,773	0.7%
Internet & Catalog Retail	127,494	0.2%
Internet Software & Services	596,964	1.0%
IT Services	515,148	0.9%
Leisure Products	54,653	0.1%
Life Sciences Tools & Services	181,758	0.3%
Machinery	683,729	1.1%
Marine	36,017	0.1%
Media	460,969	0.8%
Metals & Mining	315,357	0.5%
Multiline Retail	55,339	0.1%
Multi-Utilities	124,344	0.2%
Oil, Gas & Consumable Fuels	501,133	0.8%
Paper & Forest Products	109,315	0.2%
Personal Products	32,321	0.1%
Pharmaceuticals	516,907	0.9%
Professional Services	280,415	0.5%
Real Estate Investment Trusts	2,265,396	3.5%
Real Estate Management & Development	92,533	0.2%
Road & Rail	134,958	0.2%
Semiconductors & Semiconductor Equipment	874,765	1.4%
Software	1,067,731	1.8%
Specialty Retail	591,946	1.0%
Technology Hardware, Storage & Peripherals	168,663	0.3%
Textiles, Apparel & Luxury Goods	206,869	0.3%
Thrifts & Mortgage Finance	453,921	0.7%
Tobacco	47,985	0.1%
Trading Companies & Distributors	231,373	0.4%
Transportation Infrastructure	11,719	NM
Water Utilities	47,695	0.1%
Wireless Telecommunication Services	44,702	0.1%
Other **	38,291,122	63.2%
Total	$60,573,825	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the financial statements), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of portfolio investments as of July 31, 2016 (included in Item 6 of this Form-N-CSR). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of portfolio investments referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

September 26, 2016

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 27, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 27, 2016

* Print the name and title of each signing officer under his or her signature.